UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
John M. McCann, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: March 31
Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2026

Nuveen Bond Index Fund
Class A Shares/TBILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class A Shares at net asset value (NAV) was 3.98% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.98%	(0.07)%	1.26%

Class A at maximum sales charge (Offering Price)	0.05%	(0.82)%	0.88%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M616_AR_0326 5347247

4

Annual Shareholder Report March 31, 2026

Nuveen Bond Index Fund
Class I Shares/TBIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.17%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class I Shares at net asset value (NAV) was 4.22% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.22%	0.15%	1.48%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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3

Annual Shareholder Report March 31, 2026

Nuveen Bond Index Fund
Premier Class Shares/TBIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.22%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 4.17% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.17%	0.10%	1.43%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M590_AR_0326 5347247

4

Annual Shareholder Report March 31, 2026

Nuveen Bond Index Fund
Retirement Class Shares/TBIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 4.06% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.06%	0.01%	1.34%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M855_AR_0326 5347247

3

Annual Shareholder Report March 31, 2026

Nuveen Bond Index Fund
Class R6 Shares/TBIIX

Annual Shareholder Report

This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.07%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 4.32% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.32%	0.25%	1.58%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M848_AR_0326 5347247

3

Annual Shareholder Report March 31, 2026

Nuveen Bond Index Fund
Class W Shares/TBIWX

Annual Shareholder Report

This annual shareholder report contains important information about the Class W Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class W Shares at net asset value (NAV) was 4.39% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.39%	0.31%	2.07%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$ 21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P411_AR_0326 5347247

3

Annual Shareholder Report March 31, 2026

Nuveen Core Bond Fund
Class A Shares/TIORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.26% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.26%	0.40%	1.94%

Class A at maximum sales charge (Offering Price)	0.35%	(0.36)%	1.55%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315712_AR_0326 5347258

4

Annual Shareholder Report March 31, 2026

Nuveen Core Bond Fund
Class I Shares/TIBHX

Annual Shareholder Report

This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.33% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•  An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•  Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.33%	0.55%	2.13%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P718_AR_0326 5347258

4

Annual Shareholder Report March 31, 2026

Nuveen Core Bond Fund
Premier Class Shares/TIDPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$44	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.44% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.44%	0.56%	2.08%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M491_AR_0326 5347258

4

Annual Shareholder Report March 31, 2026

Nuveen Core Bond Fund
Class R6 Shares/TIBDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.28%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.48% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.48%	0.69%	2.24%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W607_AR_0326 5347258

4

Annual Shareholder Report March 31, 2026

Nuveen Core Bond Fund
Retirement Class Shares/TIDRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.33% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.33%	0.45%	1.99%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315720_AR_0326 5347258

4

Annual Shareholder Report March 31, 2026

Nuveen Core Bond Fund
Class W Shares/TBBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.77% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.77%	0.98%	2.76%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$ 10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P429_AR_0326 5347258

4

Annual Shareholder Report March 31, 2026

Nuveen Core Impact Bond Fund
Class A Shares/TSBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$69	0.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.63% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset‑backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.63%	0.26%	1.79%

Class A at maximum sales charge (Offering Price)	0.70%	(0.51)%	1.41%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 22,807,929

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R714_AR_0326 5347266

4

Annual Shareholder Report March 31, 2026

Nuveen Core Impact Bond Fund
Class I Shares/TSBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$42	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.68% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.68%	0.46%	1.99%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$22,807,929

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P635_AR_0326 5347266

4

Annual Shareholder Report March 31, 2026

Nuveen Core Impact Bond Fund
Premier Class Shares/TSBPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$51	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.70% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.70%	0.35%	1.91%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$22,807,929

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R680_AR_0326 5347266

4

Annual Shareholder Report March 31, 2026

Nuveen Core Impact Bond Fund
Class R6 Shares/TSBIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$36	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.86% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.86%	0.52%	2.07%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 22,807,929

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R672_AR_0326 5347266

4

Annual Shareholder Report March 31, 2026

Nuveen Core Impact Bond Fund
Retirement Class Shares/TSBBX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$61	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.60% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.60%	0.27%	1.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 22,807,929

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R698_AR_0326 5347266

4

Annual Shareholder Report March 31, 2026

Nuveen Core Plus Bond Fund
Class A Shares/TCBPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.14% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•	Top contributors to relative performance

•	An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•	An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•	Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•	Top detractors from relative performance

•	Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.14%	0.62%	2.20%

Class A at maximum sales charge (Offering Price)	0.24%	(0.14)%	1.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$13,064,399

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315407_AR_0326 5347280

4

Annual Shareholder Report March 31, 2026

Nuveen Core Plus Bond Fund
Class I Shares/TCBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.36%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.41% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•
Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.41%	0.85%	2.45%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 13,064,399

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P684_AR_0326 5347280

4

Annual Shareholder Report March 31, 2026

Nuveen Core Plus Bond Fund
Premier Class Shares/TBPPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$46	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.33% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•
Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.33%	0.77%	2.37%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 13,064,399

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M483_AR_0326 5347280

4

Annual Shareholder Report March 31, 2026

Nuveen Core Plus Bond Fund
Class R6 Shares/TIBFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.49% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•	Top contributors to relative performance

•	An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•	An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•	Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•	Top detractors from relative performance

•	Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.49%	0.95%	2.53%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$13,064,399

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315506_AR_0326 5347280

4

Annual Shareholder Report March 31, 2026

Nuveen Core Plus Bond Fund
Retirement Class Shares/TCBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.54%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.23% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•	Top contributors to relative performance

•	An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•	An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•	Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•	Top detractors from relative performance

•	Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.23%	0.68%	2.27%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$13,064,399

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315605_AR_0326 5347280

4

Annual Shareholder Report March 31, 2026

Nuveen Core Plus Bond Fund
Class W Shares/TCBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.79% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•
Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.79%	1.25%	3.00%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$ 4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 13,064,399

What did the Fund invest in? (as of March 31, 2026)

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P395_AR_0326 5347280

4

Annual Shareholder Report March 31, 2026

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class A Shares/TIXRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 4.15% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 4.81%.

•	Top contributors to relative performance

•	Security selection in the lease backed and local GO sectors.

•	An overweight to the housing sector.

•	Exposure to the utility and education sectors.

•	Top detractors from relative performance

•	Exposure to the state GO, special tax and water/sewer sectors.

•	Yield curve positioning.

•	Security selection in the industrial development, health care and transportation sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.15%	0.31%	1.60%

Class A at maximum sales charge (Offering Price)	1.00%	(0.31)%	1.30%

Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

Bloomberg 10‑Year Municipal Bond Index	4.81%	1.00%	2.26%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$192,196,208

Total number of portfolio holdings	187

Portfolio turnover (%)	14%

Total management fees paid for the year	$491,983

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315878_AR_0326 5347293

4

Annual Shareholder Report March 31, 2026

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class I Shares/TIXHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$35	0.34%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 4.41% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 4.81%.

•
Top contributors to relative performance

•
Security selection in the lease backed and local GO sectors.

•
An overweight to the housing sector.

•
Exposure to the utility and education sectors.

•
Top detractors from relative performance

•
Exposure to the state GO, special tax and water/sewer sectors.

•
Yield curve positioning.

•
Security selection in the industrial development, health care and transportation sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.41%	0.50%	1.81%

Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

Bloomberg 10‑Year Municipal Bond Index	4.81%	1.00%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$192,196,208

Total number of portfolio holdings	187

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 491,983

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P627_AR_0326 5347293

3

Annual Shareholder Report March 31, 2026

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class R6 Shares/TITIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 4.45% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 4.81%.

•
Top contributors to relative performance

•
Security selection in the lease backed and local GO sectors.

•
An overweight to the housing sector.

•
Exposure to the utility and education sectors.

•
Top detractors from relative performance

•
Exposure to the state GO, special tax and water/sewer sectors.

•
Yield curve positioning.

•
Security selection in the industrial development, health care and transportation sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.45%	0.58%	1.88%

Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

Bloomberg 10‑Year Municipal Bond Index	4.81%	1.00%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$192,196,208

Total number of portfolio holdings	187

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 491,983

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315860_AR_0326 5347293

3

Annual Shareholder Report March 31, 2026

Nuveen Green Bond Fund
Class A Shares/TGROX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.76%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.14% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class A Shares at NAV (excluding maximum sales charge)	4.14%	0.45%	2.35%

Class A at maximum sales charge (Offering Price)	0.29%	(0.31)%	1.83%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N842_AR_0326 5347304

4

Annual Shareholder Report March 31, 2026

Nuveen Green Bond Fund
Class I Shares/TGRKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$52	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.40% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class I Shares at NAV	4.40%	0.70%	2.60%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N875_AR_0326 5347304

4

Annual Shareholder Report March 31, 2026

Nuveen Green Bond Fund
Premier Class Shares/TGRLX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$58	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.33% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Premier Class Shares at NAV	4.33%	0.63%	2.51%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N867_AR_0326 5347304

4

Annual Shareholder Report March 31, 2026

Nuveen Green Bond Fund
Class R6 Shares/TGRNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$43	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.49% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class R6 Shares at NAV	4.49%	0.78%	2.66%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$721,762

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N883_AR_0326 5347304

4

Annual Shareholder Report March 31, 2026

Nuveen Green Bond Fund
Retirement Class Shares/TGRMX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$68	0.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.23% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Retirement Class Shares at NAV	4.23%	0.55%	2.47%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N859_AR_0326 5347304

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Fund
Class A Shares/TIYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$70	0.68%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.17% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•
Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•
Security selection within the software/services industry.

•
Security selection within the health facilities industry.

•
Top detractors from relative performance

•
Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•
Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•
Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.17%	4.11%	5.32%

Class A at maximum sales charge (Offering Price)	2.04%	3.09%	4.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315811_AR_0326 5347310

3

Annual Shareholder Report March 31, 2026

Nuveen High Yield Fund
Class I Shares/TIHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$52	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.36% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•  Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•  Security selection within the software/services industry.

•  Security selection within the health facilities industry.

•
Top detractors from relative performance

•  Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•  Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•  Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.36%	4.27%	5.49%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P676_AR_0326 5347310

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Fund
Premier Class Shares/TIHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$53	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.35% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•
Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•
Security selection within the software/services industry.

•
Security selection within the health facilities industry.

•
Top detractors from relative performance

•
Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•
Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•
Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	7.35%	4.27%	5.47%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M467_AR_0326 5347310

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Fund
Class R6 Shares/TIHYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$37	0.36%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen High Yield Fund returned 7.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•	Top contributors to relative performance

•	Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•	Security selection within the software/services industry.

•	Security selection within the health facilities industry.

•	Top detractors from relative performance

•	Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•	Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•	Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.51%	4.40%	5.62%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,149,632

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315795_AR_0326 5347310

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Fund
Retirement Class Shares/TIHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$63	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen High Yield Fund returned 7.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•	Top contributors to relative performance

•	Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•	Security selection within the software/services industry.

•	Security selection within the health facilities industry.

•	Top detractors from relative performance

•	Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•	Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•	Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.25%	4.15%	5.35%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,149,632

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315787_AR_0326 5347310

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Fund
Class W Shares/TIHWX

Annual Shareholder Report

This annual shareholder report contains important information about the Class W Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.90% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•
Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•
Security selection within the software/services industry.

•
Security selection within the health facilities industry.

•
Top detractors from relative performance

•
Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•
Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•
Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	7.90%	4.77%	4.99%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	4.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$ 2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
How has the Fund changed?

•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P387_AR_0326 5347310

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration Impact Bond Fund
Class A Shares/TSDBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$67	0.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.26% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class A Shares at NAV (excluding maximum sales charge)	4.26%	2.27%	2.79%

Class A at maximum sales charge (Offering Price)	1.64%	1.76%	2.43%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N784_AR_0326 5347319

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration Impact Bond Fund
Class I Shares/TSDHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.38%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.45% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class I Shares at NAV	4.45%	2.50%	3.03%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N826_AR_0326 5347319

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration Impact Bond Fund
Premier Class Shares/TSDFX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$50	0.49%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Premier Class Shares at NAV	4.54%	2.43%	2.94%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N818_AR_0326 5347319

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration Impact Bond Fund
Class R6 Shares/TSDJX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$35	0.34%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.60% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class R6 Shares at NAV	4.60%	2.56%	3.08%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N834_AR_0326 5347319

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration Impact Bond Fund
Retirement Class Shares/TSDDX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$60	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.35% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Retirement Class Shares at NAV	4.35%	2.31%	2.83%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N792_AR_0326 5347319

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Fund
Class A Shares/TCTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.17% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.17%	2.52%	2.32%

Class A at maximum sales charge (Offering Price)	1.56%	2.01%	2.06%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315704_AR_0326 5347329

3

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Fund
Class I Shares/TCTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.37% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•  Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•  An overweight to corporate bonds.

•
Top detractors from relative performance

•  Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.37%	2.75%	2.56%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$4,521,242

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P650_AR_0326 5347329

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Fund
Premier Class Shares/TSTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.35% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.35%	2.67%	2.47%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M475_AR_0326 5347329

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Fund
Class R6 Shares/TISIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.51%	2.82%	2.62%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315803_AR_0326 5347329

3

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Fund
Retirement Class Shares/TISRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.25%	2.57%	2.37%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315886_AR_0326 5347329

3

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Fund
Class W Shares/TCTWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.78% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.78%	3.11%	3.28%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P361_AR_0326 5347329

3

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Index Fund
Class A Shares/TRSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.39%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class A Shares at net asset value (NAV) was 3.67% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.67%	1.67%	1.59%

Class A at maximum sales charge (Offering Price)	1.05%	1.15%	1.33%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R466_AR_0326 5347338

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Index Fund
Class I Shares/TTBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.19%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class I Shares at net asset value (NAV) was 3.87% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.87%	1.87%	1.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$1,236,379

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P643_AR_0326 5347338

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Index Fund
Premier Class Shares/TPSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$24	0.24%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 3.72% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	3.72%	1.83%	1.75%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R441_AR_0326 5347338

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Index Fund
Class R6 Shares/TNSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.07%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 3.89% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	3.89%	2.00%	1.93%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R433_AR_0326 5347338

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Index Fund
Retirement Class Shares/TESHX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 3.64% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	3.64%	1.75%	1.67%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$1,236,379

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R458_AR_0326 5347338

4

Annual Shareholder Report March 31, 2026

Nuveen Short Term Bond Index Fund
Class W Shares/TTBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class W Shares at net asset value (NAV) was 3.96% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV matched that of the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	3.96%	2.08%	2.51%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

What did the Fund invest in? (as of March 31, 2026)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P353_AR_0326 5347338

3

Annual Shareholder Report March 31, 2026

Nuveen Money Market Fund
Class A Shares/TIRXX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.45%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

What did the Fund invest in? (as of March 31, 2026)

1	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315670_AR_0326 5347347

2

Annual Shareholder Report March 31, 2026

Nuveen Money Market Fund
Class I Shares/TMHXX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.15%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

What did the Fund invest in? (as of March 31, 2026)

1	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P619_AR_0326 5347347

2

Annual Shareholder Report March 31, 2026

Nuveen Money Market Fund
Premier Class Shares/TPPXX

Annual Shareholder Report

This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$28	0.27%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

What did the Fund invest in? (as of March 31, 2026)

1	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M442_AR_0326 5347347

2

Annual Shareholder Report March 31, 2026

Nuveen Money Market Fund
Class R6 Shares/TCIXX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.12%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

What did the Fund invest in? (as of March 31, 2026)

1	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W706_AR_0326 5347347

2

Annual Shareholder Report March 31, 2026

Nuveen Money Market Fund
Retirement Class Shares/TIEXX

Annual Shareholder Report

This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.37%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

What did the Fund invest in? (as of March 31, 2026)

1	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315688_AR_0326 5347347

2

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2026	$499,682	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2025	$500,271	$0	$92	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2026	$0	$0	$11,629,068	$11,629,068
March 31, 2025	$92	$0	$10,665	$10,757

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Bond Index Fund, Nuveen Core Bond Fund, Nuveen Core
Impact Bond Fund, Nuveen Core Plus Bond Fund, Nuveen 5-15 Year Laddered Tax Exempt Bond Fund, Nuveen Green Bond Fund,
Nuveen High Yield Fund, Nuveen Short Duration Impact Bond Fund, Nuveen Short Term Bond Fund, Nuveen Short Term Bond Index
Fund and Nuveen Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (eleven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of
March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March
31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March
31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Nuveen Bond Index Fund Nuveen High Yield Fund
Nuveen Core Bond Fund Nuveen Short Duration Impact Bond Fund
Nuveen Core Impact Bond Fund* Nuveen Short Term Bond Fund
Nuveen Core Plus Bond Fund Nuveen Short Term Bond Index Fund
Nuveen 5-15 Year Laddered Tax Exempt Nuveen Money Market Fund
Bond Fund
Nuveen Green Bond Fund*
* The financial statements for Nuveen Core Impact Bond Fund and Nuveen Green Bond Fund are presented on a consolidated basis
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Bond Index
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
CORPORATE BONDS - 25.7%
AUTOMOBILES & COMPONENTS - 0.5%
$ 1,000,000 American Honda Finance Corp 4.900% 07/09/27 $ 1,004,566
1,000,000 American Honda Finance Corp 4.900 03/13/29 1,006,628
1,000,000 American Honda Finance Corp 4.400 09/05/29 990,973
1,000,000 American Honda Finance Corp 4.800 03/05/30 999,509
1,000,000 American Honda Finance Corp 4.600 04/17/30 991,484
1,000,000 American Honda Finance Corp 4.500 09/04/30 985,188
1,500,000 American Honda Finance Corp 5.850 10/04/30 1,557,559
1,000,000 (a) American Honda Finance Corp 4.450 01/08/31 980,166
1,000,000 American Honda Finance Corp 1.800 01/13/31 865,488
1,000,000 American Honda Finance Corp 5.050 07/10/31 1,002,497
1,000,000 American Honda Finance Corp 5.150 07/09/32 1,001,920
1,000,000 American Honda Finance Corp 5.100 01/08/36 964,820
600,000 Aptiv plc 3.250 03/01/32 561,551
1,000,000 Aptiv plc 5.150 09/13/34 1,020,411
100,000 Aptiv plc 4.400 10/01/46 80,562
575,000 Aptiv plc 5.400 03/15/49 526,991
500,000 (a) Aptiv plc 3.100 12/01/51 308,451
500,000 Aptiv plc 4.150 05/01/52 372,275
1,000,000 (a) Aptiv plc 5.750 09/13/54 962,084
1,000,000 BorgWarner, Inc 5.400 08/15/34 1,012,477
200,000 BorgWarner, Inc 4.375 03/15/45 163,395
2,000,000 Ford Motor Co 7.450 07/16/31 2,158,352
4,000,000 Ford Motor Co 3.250 02/12/32 3,474,205
700,000 Ford Motor Co 4.750 01/15/43 528,763
500,000 Ford Motor Co 5.291 12/08/46 391,314
1,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 1,032,047
2,000,000 Ford Motor Credit Co LLC 6.800 05/12/28 2,060,201
1,500,000 Ford Motor Credit Co LLC 6.798 11/07/28 1,552,784
1,000,000 Ford Motor Credit Co LLC 5.113 05/03/29 990,499
1,000,000 Ford Motor Credit Co LLC 5.303 09/06/29 994,782
1,000,000 Ford Motor Credit Co LLC 5.875 11/07/29 1,012,490
1,000,000 Ford Motor Credit Co LLC 7.350 03/06/30 1,054,931
2,000,000 Ford Motor Credit Co LLC 5.730 09/05/30 1,997,982
1,000,000 Ford Motor Credit Co LLC 6.050 03/05/31 1,008,848
1,000,000 Ford Motor Credit Co LLC 5.420 04/09/31 982,030
2,500,000 Ford Motor Credit Co LLC 3.625 06/17/31 2,252,734
750,000 Ford Motor Credit Co LLC 6.054 11/05/31 753,308
1,000,000 Ford Motor Credit Co LLC 6.532 03/19/32 1,026,178
1,000,000 Ford Motor Credit Co LLC 5.753 04/06/33 981,349
1,500,000 Ford Motor Credit Co LLC 7.122 11/07/33 1,575,667
1,750,000 (a) Ford Motor Credit Co LLC 6.125 03/08/34 1,733,105
1,000,000 Ford Motor Credit Co LLC 6.500 02/07/35 1,008,980
2,000,000 Ford Motor Credit Co LLC 5.869 10/31/35 1,920,159
700,000 General Motors Co 5.000 10/01/28 705,699
375,000 General Motors Co 5.400 10/15/29 383,444
500,000 General Motors Co 5.625 04/15/30 514,077
450,000 General Motors Co 5.600 10/15/32 460,720
500,000 General Motors Co 6.250 04/15/35 519,947
900,000 General Motors Co 6.600 04/01/36 957,020
700,000 General Motors Co 5.150 04/01/38 656,668
150,000 General Motors Co 6.250 10/02/43 147,303
350,000 General Motors Co 6.750 04/01/46 362,340
500,000 (a) General Motors Co 5.400 04/01/48 437,839
900,000 General Motors Co 5.950 04/01/49 842,147
1,000,000 General Motors Financial Co, Inc 2.400 10/15/28 947,954
1,000,000 General Motors Financial Co, Inc 5.800 01/07/29 1,029,191
2,400,000 General Motors Financial Co, Inc 5.650 01/17/29 2,454,700
1,000,000 General Motors Financial Co, Inc 4.300 04/06/29 989,896

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 1,500,000 General Motors Financial Co, Inc 5.550% 07/15/29 $ 1,534,578
1,000,000 General Motors Financial Co, Inc 4.900 10/06/29 1,004,982
1,000,000 General Motors Financial Co, Inc 5.850 04/06/30 1,035,034
1,500,000 General Motors Financial Co, Inc 3.600 06/21/30 1,426,551
2,000,000 General Motors Financial Co, Inc 2.350 01/08/31 1,781,690
1,000,000 General Motors Financial Co, Inc 4.600 01/08/31 985,568
1,450,000 General Motors Financial Co, Inc 5.750 02/08/31 1,496,141
475,000 General Motors Financial Co, Inc 2.700 06/10/31 426,116
1,250,000 General Motors Financial Co, Inc 5.600 06/18/31 1,279,377
1,000,000 General Motors Financial Co, Inc 3.100 01/12/32 897,195
1,000,000 General Motors Financial Co, Inc 5.625 04/04/32 1,023,230
2,500,000 General Motors Financial Co, Inc 6.400 01/09/33 2,649,100
1,000,000 General Motors Financial Co, Inc 6.100 01/07/34 1,038,754
2,500,000 General Motors Financial Co, Inc 5.950 04/04/34 2,568,781
2,000,000 General Motors Financial Co, Inc 5.450 09/06/34 1,983,644
475,000 General Motors Financial Co, Inc 5.900 01/07/35 483,496
1,000,000 General Motors Financial Co, Inc 6.150 07/15/35 1,034,094
200,000 Harley-Davidson, Inc 4.625 07/28/45 155,560
1,500,000 Honda Motor Co Ltd 4.688 07/08/30 1,488,467
1,500,000 Honda Motor Co Ltd 5.337 07/08/35 1,484,055
326,000 Lear Corp 3.800 09/15/27 322,742
400,000 Lear Corp 4.250 05/15/29 393,936
600,000 Lear Corp 2.600 01/15/32 530,145
550,000 (a) Lear Corp 5.250 05/15/49 489,508
1,000,000 Magna International, Inc 5.500 03/21/33 1,025,275
500,000 Magna International, Inc 5.875 06/01/35 517,964
925,000 Mercedes-Benz Finance North America LLC 8.500 01/18/31 1,071,159
200,000 Toyota Motor Corp 4.450 06/30/30 200,167
1,000,000 Toyota Motor Corp 2.362 03/25/31 905,319
1,000,000 Toyota Motor Corp 5.123 07/13/33 1,021,124
1,000,000 (a) Toyota Motor Corp 5.053 06/30/35 1,011,452
1,000,000 Toyota Motor Credit Corp 4.350 10/08/27 1,002,965
300,000 Toyota Motor Credit Corp 3.050 01/11/28 294,508
1,000,000 Toyota Motor Credit Corp 5.250 09/11/28 1,023,964
400,000 Toyota Motor Credit Corp 3.650 01/08/29 393,759
1,000,000 Toyota Motor Credit Corp 5.050 05/16/29 1,021,337
550,000 Toyota Motor Credit Corp 4.550 08/09/29 553,268
1,000,000 Toyota Motor Credit Corp 4.950 01/09/30 1,016,217
650,000 Toyota Motor Credit Corp 2.150 02/13/30 596,891
225,000 Toyota Motor Credit Corp 3.375 04/01/30 216,134
950,000 Toyota Motor Credit Corp 4.800 05/15/30 960,486
1,000,000 Toyota Motor Credit Corp 4.550 05/17/30 1,004,946
1,000,000 Toyota Motor Credit Corp 5.550 11/20/30 1,041,325
1,000,000 Toyota Motor Credit Corp 1.650 01/10/31 875,530
1,000,000 Toyota Motor Credit Corp 4.200 01/10/31 986,222
1,000,000 Toyota Motor Credit Corp 5.100 03/21/31 1,022,961
1,000,000 Toyota Motor Credit Corp 1.900 09/12/31 870,852
1,000,000 Toyota Motor Credit Corp 4.600 10/10/31 998,926
1,000,000 Toyota Motor Credit Corp 2.400 01/13/32 887,621
2,000,000 Toyota Motor Credit Corp 4.650 09/03/32 1,985,160
1,000,000 Toyota Motor Credit Corp 4.700 01/12/33 996,251
650,000 Toyota Motor Credit Corp 4.600 03/11/33 639,961
1,000,000 Toyota Motor Credit Corp 4.800 01/11/36 975,872
TOTAL AUTOMOBILES & COMPONENTS 111,889,008
BANKS - 4.3%
5,435,000 Asian Development Bank 4.375 01/14/28 5,488,915
5,000,000 Asian Development Bank 3.625 08/28/29 4,962,659
4,000,000 Asian Development Bank 4.125 05/30/30 4,032,876
4,800,000 (a) Asian Development Bank 3.750 08/28/30 4,764,634
2,345,000 (a) Asian Development Bank 4.375 03/22/35 2,358,924
3,000,000 Asian Infrastructure Investment Bank 3.625 09/15/28 2,986,640
1,600,000 Asian Infrastructure Investment Bank 4.500 01/16/30 1,633,561

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 200,000 Asian Infrastructure Investment Bank 4.500% 05/21/35 $ 202,795
570,000 Asian Infrastructure Investment Bank 4.125 01/14/36 560,682
1,000,000 Associated Banc-Corp 6.455 08/29/30 1,023,530
1,000,000 Australia & New Zealand Banking Group Ltd 3.919 09/30/27 997,883
1,000,000 Australia & New Zealand Banking Group Ltd 4.362 06/18/28 1,004,129
1,000,000 Australia & New Zealand Banking Group Ltd 4.615 12/16/29 1,011,830
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 4.150 03/03/29 988,354
600,000 (a) Banco Bilbao Vizcaya Argentaria S.A. 5.381 03/13/29 616,106
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 7.883 11/15/34 1,130,913
600,000 Banco Bilbao Vizcaya Argentaria S.A. 6.033 03/13/35 623,492
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 5.127 03/03/36 972,713
1,600,000 Banco Santander S.A. 5.294 08/18/27 1,615,396
675,000 Banco Santander S.A. 3.800 02/23/28 666,542
1,800,000 Banco Santander S.A. 4.379 04/12/28 1,794,042
1,000,000 Banco Santander S.A. 5.365 07/15/28 1,010,787
600,000 Banco Santander S.A. 3.306 06/27/29 578,147
600,000 Banco Santander S.A. 5.565 01/17/30 614,827
400,000 Banco Santander S.A. 3.490 05/28/30 380,604
1,000,000 Banco Santander S.A. 4.551 11/06/30 985,675
2,000,000 Banco Santander S.A. 2.749 12/03/30 1,791,502
1,000,000 Banco Santander S.A. 2.958 03/25/31 916,928
1,000,000 Banco Santander S.A. 5.439 07/15/31 1,028,591
2,000,000 Banco Santander S.A. 3.225 11/22/32 1,795,192
800,000 Banco Santander S.A. 6.921 08/08/33 863,433
800,000 Banco Santander S.A. 6.938 11/07/33 897,194
1,600,000 Banco Santander S.A. 6.350 03/14/34 1,680,659
400,000 Banco Santander S.A. 6.033 01/17/35 418,083
600,000 Banco Santander S.A. 5.127 11/06/35 584,928
2,250,000 Bank of America Corp 3.970 03/05/29 2,229,590
2,000,000 Bank of America Corp 5.202 04/25/29 2,028,478
3,000,000 Bank of America Corp 2.087 06/14/29 2,854,320
1,400,000 Bank of America Corp 4.271 07/23/29 1,394,293
3,000,000 Bank of America Corp 5.819 09/15/29 3,094,768
3,075,000 Bank of America Corp 3.974 02/07/30 3,032,691
1,675,000 Bank of America Corp 3.194 07/23/30 1,606,426
1,050,000 Bank of America Corp 2.884 10/22/30 993,196
2,000,000 Bank of America Corp 5.162 01/24/31 2,038,104
4,000,000 Bank of America Corp 2.496 02/13/31 3,697,284
1,750,000 Bank of America Corp 2.592 04/29/31 1,616,712
3,000,000 Bank of America Corp 1.898 07/23/31 2,671,931
3,000,000 Bank of America Corp 1.922 10/24/31 2,658,734
2,000,000 Bank of America Corp 4.456 02/06/32 1,974,969
3,000,000 Bank of America Corp 2.651 03/11/32 2,720,742
4,000,000 Bank of America Corp 2.687 04/22/32 3,624,874
5,000,000 Bank of America Corp 2.299 07/21/32 4,413,672
3,000,000 Bank of America Corp 2.572 10/20/32 2,669,157
2,000,000 Bank of America Corp 2.972 02/04/33 1,810,426
2,000,000 Bank of America Corp 4.571 04/27/33 1,965,031
4,000,000 Bank of America Corp 5.015 07/22/33 4,023,628
5,000,000 Bank of America Corp 5.288 04/25/34 5,060,774
2,000,000 Bank of America Corp 5.872 09/15/34 2,094,322
7,000,000 Bank of America Corp 5.468 01/23/35 7,145,591
9,000,000 Bank of America Corp 5.425 08/15/35 8,978,968
4,000,000 Bank of America Corp 5.518 10/25/35 3,999,908
1,650,000 Bank of America Corp 5.511 01/24/36 1,682,638
1,000,000 Bank of America Corp 5.744 02/12/36 1,017,271
2,000,000 Bank of America Corp 5.464 05/09/36 2,039,887
4,000,000 Bank of America Corp 2.482 09/21/36 3,460,409
1,500,000 Bank of America Corp 6.110 01/29/37 1,573,069
2,000,000 Bank of America Corp 5.045 02/06/37 1,973,395
3,000,000 Bank of America Corp 3.846 03/08/37 2,778,886
4,500,000 Bank of America Corp 4.078 04/23/40 3,916,289

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 3,000,000 Bank of America Corp 2.676% 06/19/41 $ 2,149,954
1,500,000 Bank of America Corp 5.000 01/21/44 1,395,545
2,800,000 Bank of America Corp 4.443 01/20/48 2,350,971
1,000,000 Bank of America Corp 3.946 01/23/49 771,018
1,000,000 Bank of America Corp 2.831 10/24/51 612,326
950,000 Bank of America Corp 3.483 03/13/52 660,336
1,000,000 (a) Bank of America Corp 2.972 07/21/52 632,156
1,000,000 Bank of Montreal 5.203 02/01/28 1,014,998
1,000,000 Bank of Montreal 5.717 09/25/28 1,029,728
1,000,000 Bank of Montreal 5.004 01/27/29 1,008,968
1,000,000 Bank of Montreal 4.640 09/10/30 1,001,851
1,500,000 Bank of Montreal 5.511 06/04/31 1,555,625
1,000,000 Bank of Montreal 4.350 09/22/31 985,737
1,000,000 Bank of Montreal 4.439 01/14/32 984,587
1,250,000 Bank of Montreal 3.088 01/10/37 1,111,622
750,000 Bank of New York Mellon 4.729 04/20/29 755,334
300,000 Bank of New York Mellon Corp 4.026 01/22/30 296,997
1,000,000 Bank of Nova Scotia 5.250 06/12/28 1,020,127
1,000,000 Bank of Nova Scotia 2.450 02/02/32 883,208
2,000,000 Bank of Nova Scotia 4.740 11/10/32 1,995,011
750,000 Bank of Nova Scotia 5.650 02/01/34 780,602
750,000 Bank of Nova Scotia 4.588 05/04/37 717,475
700,000 Barclays plc 4.337 01/10/28 697,102
1,500,000 Barclays plc 4.972 05/16/29 1,509,125
1,500,000 Barclays plc 6.490 09/13/29 1,561,613
2,000,000 Barclays plc 4.476 11/11/29 1,989,029
3,000,000 Barclays plc 5.690 03/12/30 3,082,675
1,000,000 Barclays plc 5.088 06/20/30 1,003,222
1,850,000 Barclays plc 4.942 09/10/30 1,859,532
1,175,000 Barclays plc 5.367 02/25/31 1,195,407
2,000,000 Barclays plc 2.645 06/24/31 1,831,932
1,000,000 Barclays plc 4.521 02/24/32 978,094
1,500,000 Barclays plc 2.667 03/10/32 1,344,921
2,000,000 Barclays plc 2.894 11/24/32 1,786,943
1,300,000 Barclays plc 5.746 08/09/33 1,334,763
2,500,000 Barclays plc 7.437 11/02/33 2,794,926
1,500,000 Barclays plc 6.224 05/09/34 1,573,054
1,000,000 Barclays plc 7.119 06/27/34 1,088,126
950,000 Barclays plc 6.692 09/13/34 1,026,553
1,000,000 Barclays plc 5.335 09/10/35 991,000
1,750,000 Barclays plc 3.564 09/23/35 1,629,903
1,500,000 Barclays plc 5.785 02/25/36 1,516,694
400,000 Barclays plc 5.207 02/24/37 387,114
1,000,000 Barclays plc 3.811 03/10/42 776,832
775,000 Barclays plc 5.250 08/17/45 715,738
1,500,000 Barclays plc 5.860 08/11/46 1,472,971
350,000 BOKF NA 6.108 11/06/40 354,513
1,000,000 Brookfield Finance LLC 3.450 04/15/50 657,311
1,000,000 Canadian Imperial Bank of Commerce 4.243 09/08/28 997,391
1,500,000 Canadian Imperial Bank of Commerce 5.986 10/03/28 1,554,589
1,000,000 Canadian Imperial Bank of Commerce 4.857 03/30/29 1,008,000
1,000,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 1,021,808
1,000,000 Canadian Imperial Bank of Commerce 5.245 01/13/31 1,019,871
1,000,000 Canadian Imperial Bank of Commerce 4.580 09/08/31 995,746
1,500,000 Canadian Imperial Bank of Commerce 3.600 04/07/32 1,405,686
350,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 374,436
2,000,000 CitiBank NA 4.914 05/29/30 2,031,179
650,000 CitiBank NA 5.570 04/30/34 673,500
1,500,000 Citigroup, Inc 4.450 09/29/27 1,500,042
1,000,000 Citigroup, Inc 3.668 07/24/28 989,350
2,025,000 Citigroup, Inc 4.125 07/25/28 2,007,992
1,000,000 Citigroup, Inc 4.786 03/04/29 1,005,042

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 4,000,000 Citigroup, Inc 4.075% 04/23/29 $ 3,970,575
2,000,000 Citigroup, Inc 5.174 02/13/30 2,030,831
1,750,000 Citigroup, Inc 3.980 03/20/30 1,721,756
2,550,000 Citigroup, Inc 4.542 09/19/30 2,541,152
5,000,000 Citigroup, Inc 2.666 01/29/31 4,638,441
2,200,000 Citigroup, Inc 4.412 03/31/31 2,174,852
2,000,000 Citigroup, Inc 4.952 05/07/31 2,012,963
6,000,000 Citigroup, Inc 2.572 06/03/31 5,500,081
2,400,000 Citigroup, Inc 4.503 09/11/31 2,372,722
5,000,000 Citigroup, Inc 2.561 05/01/32 4,472,718
175,000 Citigroup, Inc 6.625 06/15/32 190,180
875,000 Citigroup, Inc 2.520 11/03/32 771,506
1,000,000 Citigroup, Inc 3.785 03/17/33 938,054
1,775,000 Citigroup, Inc 4.910 05/24/33 1,766,964
3,000,000 Citigroup, Inc 6.270 11/17/33 3,206,366
425,000 Citigroup, Inc 6.174 05/25/34 439,925
2,000,000 Citigroup, Inc 5.592 11/19/34 2,029,982
2,000,000 Citigroup, Inc 5.827 02/13/35 2,026,276
5,000,000 Citigroup, Inc 5.449 06/11/35 5,069,532
6,125,000 Citigroup, Inc 6.020 01/24/36 6,253,188
3,000,000 Citigroup, Inc 5.333 03/27/36 3,009,139
1,725,000 Citigroup, Inc 5.174 09/11/36 1,709,979
750,000 Citigroup, Inc 3.878 01/24/39 646,736
325,000 Citigroup, Inc 8.125 07/15/39 404,779
2,000,000 Citigroup, Inc 5.411 09/19/39 1,953,716
350,000 Citigroup, Inc 5.875 01/30/42 354,281
500,000 Citigroup, Inc 2.904 11/03/42 356,967
400,000 Citigroup, Inc 6.675 09/13/43 427,684
125,000 Citigroup, Inc 5.300 05/06/44 115,128
675,000 Citigroup, Inc 4.650 07/30/45 589,421
1,075,000 Citigroup, Inc 4.750 05/18/46 905,424
2,000,000 Citigroup, Inc 5.612 03/04/56 1,920,851
500,000 Citizens Bank NA 4.575 08/09/28 500,253
550,000 Citizens Financial Group, Inc 5.841 01/23/30 566,407
200,000 Citizens Financial Group, Inc 2.500 02/06/30 184,299
450,000 Citizens Financial Group, Inc 3.250 04/30/30 424,279
1,000,000 Citizens Financial Group, Inc 5.253 03/05/31 1,011,912
1,000,000 Citizens Financial Group, Inc 5.718 07/23/32 1,027,907
850,000 Citizens Financial Group, Inc 2.638 09/30/32 725,760
500,000 Citizens Financial Group, Inc 6.645 04/25/35 535,881
1,000,000 Citizens Financial Group, Inc 5.299 01/29/36 990,997
500,000 Citizens Financial Group, Inc 5.641 05/21/37 498,885
1,000,000 Comerica Bank 5.332 08/25/33 1,001,768
550,000 Comerica, Inc 4.000 02/01/29 541,860
1,000,000 Comerica, Inc 5.982 01/30/30 1,031,857
1,000,000 Commonwealth Bank of Australia 4.355 03/27/29 1,002,871
1,000,000 Commonwealth Bank of Australia 4.150 10/01/30 991,433
1,000,000 Cooperatieve Rabobank UA 4.800 01/09/29 1,015,668
1,500,000 Cooperatieve Rabobank UA 4.494 10/17/29 1,510,789
1,500,000 Cooperatieve Rabobank UA 4.160 01/14/31 1,478,945
550,000 Cooperatieve Rabobank UA 5.250 05/24/41 532,811
1,400,000 Cooperatieve Rabobank UA 5.750 12/01/43 1,360,859
600,000 Cooperatieve Rabobank UA 5.250 08/04/45 548,442
1,000,000 Deutsche Bank AG. 5.373 01/10/29 1,011,516
800,000 Deutsche Bank AG. 6.720 01/18/29 828,836
350,000 Deutsche Bank AG. 6.819 11/20/29 367,489
650,000 Deutsche Bank AG. 4.999 09/11/30 653,062
3,000,000 Deutsche Bank AG. 5.297 05/09/31 3,030,963
1,000,000 Deutsche Bank AG. 4.950 08/04/31 996,233
825,000 Deutsche Bank AG. 3.547 09/18/31 775,601
1,000,000 Deutsche Bank AG. 4.469 12/10/31 983,234
1,000,000 Deutsche Bank AG. 3.729 01/14/32 929,336

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Deutsche Bank AG. 4.725% 02/06/32 $ 984,777
1,000,000 Deutsche Bank AG. 3.742 01/07/33 911,419
2,500,000 Deutsche Bank AG. 7.079 02/10/34 2,678,957
1,500,000 (a) Deutsche Bank AG. 5.403 09/11/35 1,492,361
500,000 Fifth Third Bancorp 3.950 03/14/28 496,743
1,000,000 Fifth Third Bancorp 6.361 10/27/28 1,028,266
200,000 Fifth Third Bancorp 6.339 07/27/29 207,333
1,000,000 Fifth Third Bancorp 4.772 07/28/30 1,000,150
1,000,000 Fifth Third Bancorp 4.895 09/06/30 1,003,334
2,300,000 Fifth Third Bancorp 5.631 01/29/32 2,370,871
500,000 Fifth Third Bancorp 4.566 04/29/32 490,125
300,000 Fifth Third Bancorp 5.141 01/29/37 292,237
140,000 Fifth Third Bancorp 8.250 03/01/38 168,305
1,000,000 First Citizens BancShares, Inc 5.231 03/12/31 991,576
750,000 First Citizens BancShares, Inc 5.600 09/05/35 733,031
500,000 First Citizens BancShares, Inc 6.254 03/12/40 488,902
500,000 First Horizon Bank 5.750 05/01/30 507,434
500,000 First Horizon Corp 5.514 03/07/31 506,600
1,000,000 FNB Corp 5.722 12/11/30 1,006,210
33,000 HSBC Bank USA NA 7.000 01/15/39 36,800
1,500,000 HSBC Holdings plc 5.210 08/11/28 1,512,123
3,000,000 HSBC Holdings plc 2.013 09/22/28 2,892,000
1,575,000 HSBC Holdings plc 7.390 11/03/28 1,641,736
2,000,000 HSBC Holdings plc 4.899 03/03/29 2,010,926
975,000 HSBC Holdings plc 6.161 03/09/29 1,003,016
2,500,000 HSBC Holdings plc 4.583 06/19/29 2,498,206
1,600,000 HSBC Holdings plc 2.206 08/17/29 1,514,548
2,000,000 HSBC Holdings plc 5.546 03/04/30 2,049,326
2,000,000 HSBC Holdings plc 3.973 05/22/30 1,958,160
3,000,000 HSBC Holdings plc 2.848 06/04/31 2,772,452
750,000 HSBC Holdings plc 2.357 08/18/31 676,495
2,000,000 HSBC Holdings plc 4.675 03/10/32 1,973,496
2,000,000 HSBC Holdings plc 5.733 05/17/32 2,067,708
2,350,000 HSBC Holdings plc 2.804 05/24/32 2,113,487
3,500,000 HSBC Holdings plc 2.871 11/22/32 3,131,658
1,500,000 HSBC Holdings plc 4.762 03/29/33 1,462,455
1,825,000 HSBC Holdings plc 5.402 08/11/33 1,853,495
2,000,000 HSBC Holdings plc 8.113 11/03/33 2,289,750
2,000,000 HSBC Holdings plc 6.254 03/09/34 2,119,294
2,000,000 HSBC Holdings plc 6.547 06/20/34 2,102,933
3,000,000 HSBC Holdings plc 7.399 11/13/34 3,314,488
1,500,000 HSBC Holdings plc 5.719 03/04/35 1,539,414
2,000,000 HSBC Holdings plc 5.874 11/18/35 2,025,909
1,500,000 HSBC Holdings plc 5.450 03/03/36 1,504,370
300,000 HSBC Holdings plc 6.500 05/02/36 315,065
2,950,000 HSBC Holdings plc 5.790 05/13/36 3,032,425
2,450,000 HSBC Holdings plc 5.741 09/10/36 2,452,717
1,500,000 HSBC Holdings plc 5.133 11/06/36 1,467,232
2,000,000 HSBC Holdings plc 5.279 03/10/37 1,964,077
2,700,000 HSBC Holdings plc 6.500 09/15/37 2,839,953
200,000 HSBC Holdings plc 6.800 06/01/38 215,284
550,000 HSBC Holdings plc 6.100 01/14/42 582,625
1,000,000 HSBC Holdings plc 6.332 03/09/44 1,054,004
1,000,000 Huntington Bancshares, Inc 4.443 08/04/28 999,275
1,000,000 Huntington Bancshares, Inc 2.550 02/04/30 925,607
1,000,000 Huntington Bancshares, Inc 5.272 01/15/31 1,015,155
1,000,000 Huntington Bancshares, Inc 4.623 01/28/32 985,405
500,000 Huntington Bancshares, Inc 5.023 05/17/33 496,771
1,000,000 Huntington Bancshares, Inc 5.709 02/02/35 1,020,415
500,000 Huntington Bancshares, Inc 2.487 08/15/36 428,648
225,000 Huntington Bancshares, Inc 6.141 11/18/39 229,164
425,000 Huntington Bancshares, Inc 5.605 01/28/41 414,759

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 4,750,000 Industrial & Commercial Bank of China Ltd 3.538% 11/08/27 $ 4,704,925
1,500,000 ING Groep NV 4.550 10/02/28 1,501,724
2,000,000 ING Groep NV 5.335 03/19/30 2,042,392
1,000,000 ING Groep NV 5.066 03/25/31 1,008,461
1,000,000 ING Groep NV 4.803 03/23/32 994,013
475,000 ING Groep NV 2.727 04/01/32 429,822
300,000 ING Groep NV 4.252 03/28/33 288,903
200,000 ING Groep NV 6.114 09/11/34 210,947
2,000,000 ING Groep NV 5.550 03/19/35 2,031,389
1,000,000 ING Groep NV 5.525 03/25/36 1,011,641
1,000,000 ING Groep NV 5.420 03/23/37 997,081
2,000,000 Inter-American Development Bank 4.500 02/15/30 2,042,792
2,000,000 Inter-American Development Bank 3.750 06/14/30 1,987,068
3,000,000 (a) Inter-American Development Bank 3.625 09/17/31 2,939,681
5,000,000 Inter-American Development Bank 4.375 07/16/35 5,015,187
2,050,000 JPMorgan Chase & Co 4.203 07/23/29 2,038,215
3,000,000 JPMorgan Chase & Co 5.299 07/24/29 3,055,989
2,500,000 JPMorgan Chase & Co 6.087 10/23/29 2,597,697
2,500,000 JPMorgan Chase & Co 5.012 01/23/30 2,534,976
4,500,000 JPMorgan Chase & Co 3.702 05/06/30 4,388,537
1,500,000 JPMorgan Chase & Co 4.565 06/14/30 1,501,411
4,000,000 JPMorgan Chase & Co 4.995 07/22/30 4,056,788
2,675,000 JPMorgan Chase & Co 4.603 10/22/30 2,680,705
2,925,000 JPMorgan Chase & Co 5.140 01/24/31 2,978,531
2,000,000 JPMorgan Chase & Co 2.522 04/22/31 1,848,214
1,175,000 JPMorgan Chase & Co 5.103 04/22/31 1,196,335
1,425,000 JPMorgan Chase & Co 2.956 05/13/31 1,327,777
4,000,000 JPMorgan Chase & Co 4.255 10/22/31 3,937,521
5,000,000 JPMorgan Chase & Co 1.764 11/19/31 4,389,409
1,950,000 JPMorgan Chase & Co 4.347 01/22/32 1,922,480
2,250,000 JPMorgan Chase & Co 1.953 02/04/32 1,981,119
3,000,000 JPMorgan Chase & Co 2.580 04/22/32 2,710,981
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,666,740
6,000,000 JPMorgan Chase & Co 2.963 01/25/33 5,443,336
2,000,000 JPMorgan Chase & Co 4.586 04/26/33 1,973,354
2,000,000 JPMorgan Chase & Co 4.912 07/25/33 2,001,380
4,000,000 JPMorgan Chase & Co 5.717 09/14/33 4,141,477
6,825,000 JPMorgan Chase & Co 5.350 06/01/34 6,963,441
2,500,000 JPMorgan Chase & Co 6.254 10/23/34 2,688,034
6,000,000 JPMorgan Chase & Co 5.336 01/23/35 6,092,088
3,025,000 JPMorgan Chase & Co 5.766 04/22/35 3,150,795
5,675,000 JPMorgan Chase & Co 5.294 07/22/35 5,745,271
1,300,000 JPMorgan Chase & Co 4.946 10/22/35 1,285,741
1,450,000 JPMorgan Chase & Co 5.502 01/24/36 1,484,131
1,275,000 JPMorgan Chase & Co 5.572 04/22/36 1,313,867
2,925,000 JPMorgan Chase & Co 5.576 07/23/36 2,962,166
4,000,000 JPMorgan Chase & Co 4.810 10/22/36 3,883,861
3,000,000 JPMorgan Chase & Co 4.898 01/22/37 2,935,529
2,000,000 JPMorgan Chase & Co 5.193 02/05/37 1,965,332
958,000 JPMorgan Chase & Co 5.500 10/15/40 976,188
2,000,000 JPMorgan Chase & Co 3.109 04/22/41 1,525,166
1,500,000 JPMorgan Chase & Co 2.525 11/19/41 1,048,158
2,500,000 JPMorgan Chase & Co 3.157 04/22/42 1,879,581
1,000,000 JPMorgan Chase & Co 5.625 08/16/43 995,039
1,800,000 JPMorgan Chase & Co 4.950 06/01/45 1,634,180
2,000,000 JPMorgan Chase & Co 5.534 11/29/45 1,964,399
1,000,000 JPMorgan Chase & Co 4.032 07/24/48 789,807
1,750,000 JPMorgan Chase & Co 3.897 01/23/49 1,343,819
500,000 KeyBank NA 5.850 11/15/27 510,514
250,000 KeyBank NA 3.900 04/13/29 243,898
1,500,000 KeyBank NA 4.900 08/08/32 1,474,656
625,000 KeyBank NA 5.000 01/26/33 615,998

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 500,000 KeyCorp 4.100% 04/30/28 $ 496,152
1,000,000 KeyCorp 2.550 10/01/29 934,739
1,000,000 KeyCorp 5.121 04/04/31 1,009,865
300,000 KeyCorp 4.789 06/01/33 293,162
1,500,000 KeyCorp 6.401 03/06/35 1,590,363
4,015,000 Kreditanstalt fuer Wiederaufbau 4.000 06/28/27 4,023,862
3,455,000 Kreditanstalt fuer Wiederaufbau 3.500 08/27/27 3,439,508
4,825,000 Kreditanstalt fuer Wiederaufbau 3.875 05/15/28 4,831,924
3,000,000 Kreditanstalt fuer Wiederaufbau 3.500 08/09/28 2,979,600
1,950,000 Kreditanstalt fuer Wiederaufbau 4.000 03/15/29 1,959,746
3,495,000 Kreditanstalt fuer Wiederaufbau 4.625 03/18/30 3,588,874
4,275,000 (a) Kreditanstalt fuer Wiederaufbau 3.750 03/14/31 4,235,260
3,000,000 Kreditanstalt fuer Wiederaufbau 4.125 07/15/33 2,990,995
1,000,000 Landwirtschaftliche Rentenbank 4.625 04/17/29 1,021,509
500,000 Lloyds Banking Group plc 4.375 03/22/28 499,075
700,000 Lloyds Banking Group plc 4.550 08/16/28 700,944
2,000,000 Lloyds Banking Group plc 5.087 11/26/28 2,018,238
500,000 Lloyds Banking Group plc 5.871 03/06/29 512,353
1,000,000 Lloyds Banking Group plc 4.818 06/13/29 1,005,942
1,500,000 Lloyds Banking Group plc 5.721 06/05/30 1,548,985
1,250,000 (a) Lloyds Banking Group plc 4.976 08/11/33 1,244,637
1,500,000 Lloyds Banking Group plc 7.953 11/15/33 1,708,800
4,500,000 Lloyds Banking Group plc 5.679 01/05/35 4,623,520
1,500,000 Lloyds Banking Group plc 5.590 11/26/35 1,526,173
250,000 Lloyds Banking Group plc 6.068 06/13/36 254,085
1,550,000 Lloyds Banking Group plc 4.344 01/09/48 1,244,316
1,000,000 M&T Bank Corp 7.413 10/30/29 1,068,656
500,000 M&T Bank Corp 5.179 07/08/31 505,240
1,000,000 M&T Bank Corp 6.082 03/13/32 1,048,283
1,500,000 M&T Bank Corp 5.053 01/27/34 1,481,593
500,000 M&T Bank Corp 5.400 07/30/35 498,392
1,500,000 M&T Bank Corp 5.385 01/16/36 1,487,651
700,000 Mitsubishi UFJ Financial Group, Inc 3.287 07/25/27 691,643
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.017 07/20/28 1,006,219
300,000 Mitsubishi UFJ Financial Group, Inc 4.050 09/11/28 298,038
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.354 09/13/28 1,012,052
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.242 04/19/29 1,014,832
1,500,000 Mitsubishi UFJ Financial Group, Inc 2.559 02/25/30 1,388,758
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.258 04/17/30 1,017,583
1,250,000 Mitsubishi UFJ Financial Group, Inc 2.048 07/17/30 1,124,597
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.475 02/22/31 2,566,035
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.505 01/14/32 985,510
1,700,000 Mitsubishi UFJ Financial Group, Inc 2.309 07/20/32 1,497,410
500,000 Mitsubishi UFJ Financial Group, Inc 2.494 10/13/32 441,819
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.852 01/19/33 894,596
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.315 04/19/33 965,746
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.133 07/20/33 1,009,017
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.472 09/13/33 1,027,734
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.441 02/22/34 1,021,973
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5.406 04/19/34 1,021,407
1,050,000 Mitsubishi UFJ Financial Group, Inc 5.426 04/17/35 1,068,289
500,000 Mitsubishi UFJ Financial Group, Inc 5.574 01/16/36 511,492
500,000 Mitsubishi UFJ Financial Group, Inc 5.615 04/24/36 511,689
1,350,000 Mitsubishi UFJ Financial Group, Inc 5.188 09/12/36 1,340,254
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.057 01/14/37 982,428
300,000 Mitsubishi UFJ Financial Group, Inc 4.286 07/26/38 277,002
1,425,000 Mitsubishi UFJ Financial Group, Inc 3.751 07/18/39 1,201,931
725,000 Mizuho Financial Group, Inc 4.018 03/05/28 720,915
1,000,000 Mizuho Financial Group, Inc 5.667 05/27/29 1,025,862
500,000 Mizuho Financial Group, Inc 5.778 07/06/29 513,787
625,000 Mizuho Financial Group, Inc 4.254 09/11/29 620,864
1,000,000 Mizuho Financial Group, Inc 3.261 05/22/30 962,075

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Mizuho Financial Group, Inc 5.382% 07/10/30 $ 1,022,896
1,000,000 Mizuho Financial Group, Inc 3.153 07/16/30 955,011
500,000 Mizuho Financial Group, Inc 2.869 09/13/30 471,427
500,000 Mizuho Financial Group, Inc 2.591 05/25/31 459,271
1,000,000 Mizuho Financial Group, Inc 5.739 05/27/31 1,036,413
1,000,000 Mizuho Financial Group, Inc 4.711 07/08/31 998,348
1,000,000 Mizuho Financial Group, Inc 2.201 07/10/31 900,737
1,000,000 Mizuho Financial Group, Inc 1.979 09/08/31 887,517
700,000 Mizuho Financial Group, Inc 2.564 09/13/31 616,589
1,000,000 Mizuho Financial Group, Inc 4.438 05/12/32 979,983
1,000,000 Mizuho Financial Group, Inc 2.172 05/22/32 876,168
500,000 Mizuho Financial Group, Inc 2.260 07/09/32 438,746
1,000,000 Mizuho Financial Group, Inc 5.669 09/13/33 1,038,874
1,000,000 Mizuho Financial Group, Inc 5.754 05/27/34 1,038,010
1,000,000 Mizuho Financial Group, Inc 5.579 05/26/35 1,026,879
500,000 Mizuho Financial Group, Inc 5.422 05/13/36 505,967
1,000,000 Mizuho Financial Group, Inc 5.323 07/08/36 1,004,426
500,000 (a) Mizuho Financial Group, Inc 5.050 05/12/37 491,861
2,000,000 Morgan Stanley Bank NA 5.016 01/12/29 2,021,406
2,250,000 Morgan Stanley Private Bank NA 4.734 07/18/31 2,243,031
1,500,000 National Australia Bank Ltd 4.900 06/13/28 1,522,940
1,000,000 National Australia Bank Ltd 4.787 01/10/29 1,018,871
1,000,000 National Australia Bank Ltd 4.901 01/14/30 1,019,593
2,000,000 (a) National Australia Bank Ltd 4.148 01/13/31 1,978,476
2,000,000 National Bank of Canada 4.500 10/10/29 2,001,128
700,000 NatWest Group plc 5.516 09/30/28 710,259
1,000,000 NatWest Group plc 4.892 05/18/29 1,006,989
1,000,000 NatWest Group plc 5.808 09/13/29 1,028,904
1,500,000 NatWest Group plc 5.076 01/27/30 1,516,525
1,500,000 NatWest Group plc 4.445 05/08/30 1,490,971
2,000,000 NatWest Group plc 4.964 08/15/30 2,017,773
1,000,000 NatWest Group plc 5.115 05/23/31 1,009,965
500,000 NatWest Group plc 6.016 03/02/34 526,594
1,000,000 NatWest Group plc 6.475 06/01/34 1,037,828
500,000 NatWest Group plc 5.778 03/01/35 516,867
800,000 NatWest Group plc 3.032 11/28/35 728,352
800,000 (a) NatWest Group plc 5.908 03/03/47 779,344
4,470,000 Nordic Investment Bank 3.750 08/28/28 4,462,359
500,000 Nordic Investment Bank 3.750 05/09/30 496,390
625,000 Northern Trust Corp 4.150 11/19/30 619,388
1,000,000 Northern Trust Corp 5.117 11/19/40 973,612
2,000,000 Oesterreichische Kontrollbank AG. 4.250 03/01/28 2,014,463
800,000 (a) Oesterreichische Kontrollbank AG. 4.125 01/18/29 805,027
1,000,000 Oesterreichische Kontrollbank AG. 4.500 01/24/30 1,018,891
3,000,000 Oesterreichische Kontrollbank AG. 3.750 09/10/30 2,972,999
500,000 Pinnacle Bank 5.957 01/15/36 495,179
350,000 Pinnacle Financial Partners, Inc 6.168 11/01/30 356,847
903,000 PNC Bank NA 4.050 07/26/28 894,969
475,000 PNC Bank NA 2.700 10/22/29 446,989
1,500,000 PNC Financial Services Group, Inc 5.354 12/02/28 1,523,368
1,575,000 PNC Financial Services Group, Inc 3.450 04/23/29 1,540,051
2,000,000 PNC Financial Services Group, Inc 5.582 06/12/29 2,049,453
1,500,000 PNC Financial Services Group, Inc 5.492 05/14/30 1,542,637
2,000,000 PNC Financial Services Group, Inc 4.812 10/21/32 1,993,348
750,000 PNC Financial Services Group, Inc 4.626 06/06/33 729,003
1,000,000 PNC Financial Services Group, Inc 6.037 10/28/33 1,057,622
900,000 PNC Financial Services Group, Inc 5.068 01/24/34 899,810
1,500,000 PNC Financial Services Group, Inc 5.939 08/18/34 1,570,989
3,500,000 PNC Financial Services Group, Inc 6.875 10/20/34 3,866,695
1,000,000 PNC Financial Services Group, Inc 5.676 01/22/35 1,028,708
1,000,000 PNC Financial Services Group, Inc 5.401 07/23/35 1,012,695
650,000 PNC Financial Services Group, Inc 5.575 01/29/36 663,588

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 700,000 PNC Financial Services Group, Inc 5.373% 07/21/36 $ 703,056
275,000 PNC Financial Services Group, Inc 5.423 01/25/41 269,403
300,000 Regions Bank 6.450 06/26/37 315,618
1,000,000 Regions Financial Corp 5.722 06/06/30 1,025,543
1,000,000 Regions Financial Corp 5.502 09/06/35 1,001,362
2,000,000 Royal Bank of Canada 4.965 01/24/29 2,018,624
1,000,000 Royal Bank of Canada 4.950 02/01/29 1,017,220
1,000,000 Royal Bank of Canada 4.498 08/06/29 999,998
1,000,000 Royal Bank of Canada 4.969 08/02/30 1,012,698
2,000,000 Royal Bank of Canada 4.650 10/18/30 2,004,684
2,500,000 Royal Bank of Canada 5.153 02/04/31 2,540,894
1,000,000 (a) Royal Bank of Canada 4.970 05/02/31 1,010,712
1,000,000 Royal Bank of Canada 4.696 08/06/31 997,775
1,600,000 Royal Bank of Canada 2.300 11/03/31 1,427,908
500,000 Royal Bank of Canada 3.875 05/04/32 479,903
1,000,000 Royal Bank of Canada 5.000 02/01/33 1,007,708
750,000 Royal Bank of Canada 5.000 05/02/33 756,646
750,000 Royal Bank of Canada 5.150 02/01/34 766,861
1,000,000 Santander Holdings USA, Inc 6.499 03/09/29 1,031,189
1,000,000 Santander Holdings USA, Inc 6.565 06/12/29 1,034,672
750,000 Santander Holdings USA, Inc 6.174 01/09/30 774,931
1,000,000 Santander Holdings USA, Inc 5.353 09/06/30 1,010,693
1,000,000 (a) Santander Holdings USA, Inc 5.741 03/20/31 1,026,083
1,000,000 (a) Santander Holdings USA, Inc 6.342 05/31/35 1,045,893
500,000 Santander UK Group Holdings plc 3.823 11/03/28 493,565
1,000,000 Santander UK Group Holdings plc 6.534 01/10/29 1,031,807
1,000,000 Santander UK Group Holdings plc 4.858 09/11/30 1,002,175
1,000,000 Santander UK Group Holdings plc 5.694 04/15/31 1,028,485
750,000 Santander UK Group Holdings plc 2.896 03/15/32 680,314
350,000 Santander UK Group Holdings plc 5.136 09/22/36 337,982
500,000 Simmons First National Corp 6.250 10/01/35 499,555
1,000,000 SOUTHSTATE BANK CORP 7.000 06/13/35 1,043,900
1,000,000 State Street Corp 4.536 02/28/28 1,006,700
1,000,000 State Street Corp 4.675 10/22/32 999,012
75,000 Sumitomo Mitsui Financial Group, Inc 3.544 01/17/28 73,948
750,000 Sumitomo Mitsui Financial Group, Inc 3.944 07/19/28 742,532
1,500,000 Sumitomo Mitsui Financial Group, Inc 1.902 09/17/28 1,408,758
500,000 Sumitomo Mitsui Financial Group, Inc 4.306 10/16/28 498,579
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.316 07/09/29 1,021,445
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.724 09/27/29 937,037
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.710 01/13/30 2,072,449
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.750 01/15/30 1,400,424
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.240 04/15/30 1,020,977
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.130 07/08/30 1,348,918
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.852 07/13/30 2,076,926
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.710 01/12/31 873,474
1,000,000 Sumitomo Mitsui Financial Group, Inc 4.660 07/08/31 994,517
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.424 07/09/31 1,023,689
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.222 09/17/31 1,313,252
1,000,000 Sumitomo Mitsui Financial Group, Inc 4.494 01/15/32 984,805
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.454 01/15/32 1,030,747
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.766 01/13/33 1,040,714
1,000,000 Sumitomo Mitsui Financial Group, Inc 4.954 07/08/33 996,187
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.776 07/13/33 1,043,458
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.808 09/14/33 1,044,803
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.558 07/09/34 1,024,779
500,000 Sumitomo Mitsui Financial Group, Inc 5.632 01/15/35 515,996
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.046 01/15/37 983,448
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.334 03/03/41 969,666
500,000 Sumitomo Mitsui Financial Group, Inc 2.930 09/17/41 354,946
500,000 Sumitomo Mitsui Financial Group, Inc 6.184 07/13/43 527,297
500,000 Sumitomo Mitsui Financial Group, Inc 5.836 07/09/44 496,554

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Sumitomo Mitsui Financial Group, Inc 5.796% 07/08/46 $ 970,165
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.570 01/15/47 967,702
1,000,000 Synovus Bank 5.625 02/15/28 1,011,210
1,500,000 Toronto-Dominion Bank 4.693 09/15/27 1,507,871
1,000,000 Toronto-Dominion Bank 5.156 01/10/28 1,012,706
1,000,000 Toronto-Dominion Bank 5.523 07/17/28 1,024,681
1,500,000 Toronto-Dominion Bank 4.994 04/05/29 1,524,168
1,000,000 (a) Toronto-Dominion Bank 4.783 12/17/29 1,011,065
2,000,000 Toronto-Dominion Bank 4.808 06/03/30 2,016,539
1,000,000 Toronto-Dominion Bank 4.411 01/13/31 990,380
1,500,000 Toronto-Dominion Bank 2.000 09/10/31 1,322,965
1,000,000 Toronto-Dominion Bank 2.450 01/12/32 883,965
1,500,000 Toronto-Dominion Bank 5.298 01/30/32 1,540,680
500,000 Toronto-Dominion Bank 3.200 03/10/32 459,876
800,000 Toronto-Dominion Bank 4.456 06/08/32 786,537
1,000,000 Toronto-Dominion Bank 4.928 10/15/35 983,852
1,000,000 Truist Bank 4.136 10/23/29 990,481
475,000 Truist Bank 2.250 03/11/30 431,344
1,000,000 Truist Financial Corp 4.873 01/26/29 1,006,580
500,000 Truist Financial Corp 3.875 03/19/29 492,046
1,000,000 Truist Financial Corp 1.887 06/07/29 946,441
550,000 Truist Financial Corp 7.161 10/30/29 584,559
1,000,000 Truist Financial Corp 5.071 05/20/31 1,010,901
1,000,000 Truist Financial Corp 4.597 01/27/32 989,343
1,500,000 Truist Financial Corp 5.153 08/05/32 1,519,713
1,000,000 Truist Financial Corp 4.916 07/28/33 980,607
1,000,000 Truist Financial Corp 6.123 10/28/33 1,057,210
100,000 Truist Financial Corp 5.122 01/26/34 99,731
3,000,000 Truist Financial Corp 5.867 06/08/34 3,125,783
2,000,000 Truist Financial Corp 5.711 01/24/35 2,063,087
1,000,000 Truist Financial Corp 4.964 10/23/36 968,606
750,000 US Bancorp 3.900 04/26/28 744,547
2,000,000 US Bancorp 4.653 02/01/29 2,009,149
2,000,000 US Bancorp 5.775 06/12/29 2,057,159
600,000 US Bancorp 3.000 07/30/29 572,931
2,500,000 US Bancorp 1.375 07/22/30 2,197,227
1,000,000 US Bancorp 4.967 07/22/33 989,079
3,000,000 US Bancorp 5.850 10/21/33 3,152,004
2,000,000 US Bancorp 5.836 06/12/34 2,087,461
3,500,000 US Bancorp 5.678 01/23/35 3,615,008
1,000,000 US Bancorp 2.491 11/03/36 864,540
125,000 Wachovia Corp 5.500 08/01/35 126,136
200,000 Webster Financial Corp 4.100 03/25/29 195,286
225,000 Webster Financial Corp 5.784 09/11/35 228,508
1,200,000 Wells Fargo & Co 4.300 07/22/27 1,198,462
1,000,000 Wells Fargo & Co 4.808 07/25/28 1,004,151
5,000,000 Wells Fargo & Co 4.078 09/15/29 4,944,994
3,000,000 Wells Fargo & Co 5.198 01/23/30 3,047,025
4,950,000 Wells Fargo & Co 2.879 10/30/30 4,670,221
3,000,000 Wells Fargo & Co 5.244 01/24/31 3,058,144
3,000,000 Wells Fargo & Co 2.572 02/11/31 2,774,936
5,000,000 Wells Fargo & Co 4.478 04/04/31 4,956,803
7,075,000 Wells Fargo & Co 5.150 04/23/31 7,195,883
3,000,000 Wells Fargo & Co 3.350 03/02/33 2,754,557
3,500,000 Wells Fargo & Co 4.897 07/25/33 3,482,101
3,000,000 Wells Fargo & Co 5.389 04/24/34 3,044,929
5,000,000 Wells Fargo & Co 5.557 07/25/34 5,124,326
3,000,000 Wells Fargo & Co 6.491 10/23/34 3,248,262
3,000,000 Wells Fargo & Co 5.499 01/23/35 3,053,846
3,000,000 Wells Fargo & Co 5.211 12/03/35 2,986,732
2,000,000 Wells Fargo & Co 4.892 09/15/36 1,945,813
1,500,000 Wells Fargo & Co 4.960 01/23/37 1,461,213

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 3,025,000 Wells Fargo & Co 3.068% 04/30/41 $ 2,271,028
1,050,000 Wells Fargo & Co 5.375 11/02/43 981,524
1,468,000 Wells Fargo & Co 5.606 01/15/44 1,404,725
475,000 Wells Fargo & Co 4.650 11/04/44 398,262
1,500,000 Wells Fargo & Co 3.900 05/01/45 1,170,862
950,000 Wells Fargo & Co 4.900 11/17/45 815,476
3,250,000 Wells Fargo & Co 4.400 06/14/46 2,587,467
1,975,000 Wells Fargo & Co 4.750 12/07/46 1,655,651
750,000 Wells Fargo & Co 5.433 01/23/47 710,658
3,000,000 Wells Fargo & Co 5.013 04/04/51 2,642,979
1,000,000 Wells Fargo & Co 4.611 04/25/53 829,118
250,000 Wells Fargo Bank NA 6.600 01/15/38 273,160
500,000 Western Alliance Bank 6.537 11/15/35 489,715
725,000 Westpac Banking Corp 3.400 01/25/28 716,206
1,000,000 Westpac Banking Corp 5.535 11/17/28 1,035,091
1,500,000 Westpac Banking Corp 5.050 04/16/29 1,533,936
1,000,000 Westpac Banking Corp 4.354 07/01/30 999,912
1,500,000 Westpac Banking Corp 2.150 06/03/31 1,345,827
1,000,000 Westpac Banking Corp 5.405 08/10/33 1,013,016
2,000,000 Westpac Banking Corp 6.820 11/17/33 2,183,098
600,000 Westpac Banking Corp 4.110 07/24/34 585,023
1,350,000 Westpac Banking Corp 2.668 11/15/35 1,212,623
1,500,000 Westpac Banking Corp 5.618 11/20/35 1,517,680
500,000 Westpac Banking Corp 3.020 11/18/36 447,282
900,000 Westpac Banking Corp 4.421 07/24/39 807,015
225,000 Westpac Banking Corp 2.963 11/16/40 166,707
400,000 Zions Bancorp NA 3.250 10/29/29 370,936
TOTAL BANKS 914,291,052
CAPITAL GOODS - 1.1%
925,000 3M Co 3.625 09/14/28 911,391
500,000 3M Co 3.375 03/01/29 486,560
200,000 3M Co 3.125 09/19/46 134,161
300,000 3M Co 3.625 10/15/47 216,975
1,150,000 3M Co 4.000 09/14/48 884,443
875,000 3M Co 3.250 08/26/49 585,277
500,000 Acuity Brands Lighting, Inc 2.150 12/15/30 446,011
1,000,000 AGCO Corp 5.800 03/21/34 1,021,703
200,000 Air Lease Corp 3.625 12/01/27 197,001
1,000,000 Air Lease Corp 5.850 12/15/27 1,020,891
500,000 Air Lease Corp 5.300 02/01/28 505,591
300,000 Air Lease Corp 4.625 10/01/28 298,632
1,500,000 Air Lease Corp 5.100 03/01/29 1,513,515
500,000 Air Lease Corp 3.250 10/01/29 474,480
750,000 Air Lease Corp 3.000 02/01/30 697,085
500,000 Air Lease Corp 3.125 12/01/30 460,285
500,000 Allegion plc 3.500 10/01/29 481,571
200,000 Allegion US Holding Co, Inc 3.550 10/01/27 197,152
500,000 Allegion US Holding Co, Inc 5.411 07/01/32 510,368
350,000 Allegion US Holding Co, Inc 5.600 05/29/34 357,199
500,000 Applied Materials, Inc 4.000 01/15/31 490,236
500,000 Applied Materials, Inc 4.600 01/15/36 485,694
600,000 Boeing Co 3.200 03/01/29 578,697
750,000 Boeing Co 2.950 02/01/30 705,806
1,600,000 Boeing Co 5.150 05/01/30 1,626,784
1,000,000 Boeing Co 3.625 02/01/31 951,022
300,000 Boeing Co 3.600 05/01/34 268,552
2,000,000 Boeing Co 6.528 05/01/34 2,178,685
425,000 Boeing Co 3.250 02/01/35 364,293
500,000 Boeing Co 3.550 03/01/38 414,553
600,000 Boeing Co 3.500 03/01/39 483,421
350,000 Boeing Co 5.875 02/15/40 350,612
5,500,000 Boeing Co 5.705 05/01/40 5,508,647

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 300,000 Boeing Co 3.375% 06/15/46 $ 206,288
250,000 Boeing Co 3.650 03/01/47 175,865
100,000 Boeing Co 3.625 03/01/48 69,682
100,000 Boeing Co 3.850 11/01/48 72,023
2,750,000 Boeing Co 5.805 05/01/50 2,658,498
125,000 Boeing Co 3.825 03/01/59 83,661
750,000 Boeing Co 3.950 08/01/59 517,478
3,750,000 Boeing Co 5.930 05/01/60 3,599,580
1,000,000 Carlisle Cos, Inc 2.750 03/01/30 934,551
1,000,000 Carlisle Cos, Inc 2.200 03/01/32 861,502
125,000 Carlisle Cos, Inc 5.250 09/15/35 124,993
150,000 Carlisle Cos, Inc 5.550 09/15/40 148,669
1,100,000 Carrier Global Corp 2.722 02/15/30 1,027,308
150,000 Carrier Global Corp 2.700 02/15/31 137,524
104,000 Carrier Global Corp 5.900 03/15/34 109,725
2,000,000 Carrier Global Corp 3.377 04/05/40 1,575,410
305,000 Carrier Global Corp 3.577 04/05/50 217,983
112,000 Carrier Global Corp 6.200 03/15/54 117,032
1,000,000 Caterpillar Financial Services Corp 3.600 08/12/27 994,353
1,000,000 Caterpillar Financial Services Corp 4.400 03/03/28 1,004,932
1,000,000 Caterpillar Financial Services Corp 4.100 08/15/28 999,126
1,000,000 Caterpillar Financial Services Corp 3.750 02/23/29 988,040
1,000,000 Caterpillar Financial Services Corp 4.850 02/27/29 1,017,570
2,000,000 Caterpillar Financial Services Corp 4.375 08/16/29 2,006,625
1,500,000 Caterpillar Financial Services Corp 4.700 11/15/29 1,520,624
500,000 Caterpillar, Inc 2.600 09/19/29 474,085
1,000,000 Caterpillar, Inc 1.900 03/12/31 890,039
750,000 Caterpillar, Inc 5.200 05/15/35 768,319
225,000 Caterpillar, Inc 5.200 05/27/41 222,452
2,363,000 Caterpillar, Inc 3.803 08/15/42 1,949,360
300,000 Caterpillar, Inc 4.300 05/15/44 258,572
750,000 Caterpillar, Inc 3.250 09/19/49 519,219
750,000 (a) Caterpillar, Inc 5.500 05/15/55 749,743
500,000 CNH Industrial Capital LLC 4.750 03/21/28 502,094
1,000,000 CNH Industrial Capital LLC 5.100 04/20/29 1,012,044
1,000,000 CNH Industrial Capital LLC 4.500 10/16/30 987,197
500,000 CNH Industrial NV 3.850 11/15/27 494,900
1,000,000 Cummins, Inc 1.500 09/01/30 885,836
500,000 (a) Cummins, Inc 4.700 02/15/31 505,181
1,000,000 Cummins, Inc 5.150 02/20/34 1,016,696
500,000 Cummins, Inc 5.300 05/09/35 509,639
200,000 Cummins, Inc 4.875 10/01/43 186,628
750,000 Cummins, Inc 2.600 09/01/50 444,623
500,000 Cummins, Inc 5.450 02/20/54 482,670
218,000 Deere & Co 5.375 10/16/29 226,175
500,000 Deere & Co 5.450 01/16/35 519,417
500,000 Deere & Co 2.875 09/07/49 327,302
75,000 Deere & Co 5.700 01/19/55 76,448
100,000 Dover Corp 2.950 11/04/29 94,756
100,000 Dover Corp 5.375 03/01/41 100,111
200,000 Eaton Corp 3.103 09/15/27 197,083
1,000,000 Eaton Corp 4.350 05/18/28 1,002,406
1,250,000 Eaton Corp 4.200 03/06/31 1,231,914
150,000 Eaton Corp 4.000 11/02/32 145,383
200,000 Eaton Corp 4.500 03/06/33 197,258
1,250,000 Eaton Corp 4.150 03/15/33 1,215,211
500,000 Eaton Corp 4.800 03/06/36 493,646
925,000 Eaton Corp 4.150 11/02/42 793,567
200,000 Eaton Corp 3.915 09/15/47 157,572
200,000 Eaton Corp 5.450 03/06/56 193,601
435,000 Embraer Netherlands Finance BV 5.980 02/11/35 449,029
500,000 Emerson Electric Co 1.800 10/15/27 483,367

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 500,000 Emerson Electric Co 2.000% 12/21/28 $ 473,267
750,000 Emerson Electric Co 1.950 10/15/30 675,212
500,000 Emerson Electric Co 2.200 12/21/31 444,186
625,000 Emerson Electric Co 5.000 03/15/35 629,092
200,000 Emerson Electric Co 5.250 11/15/39 201,532
500,000 Emerson Electric Co 2.750 10/15/50 307,242
500,000 Emerson Electric Co 2.800 12/21/51 306,442
1,000,000 Ferguson Enterprises, Inc 4.350 03/15/31 983,160
375,000 Ferguson Enterprises, Inc 5.000 10/03/34 370,570
500,000 Flowserve Corp 3.500 10/01/30 470,344
500,000 Flowserve Corp 2.800 01/15/32 441,355
250,000 Fortive Corp 4.300 06/15/46 199,761
500,000 Fortune Brands Innovations, Inc 4.000 03/25/32 470,722
1,000,000 Fortune Brands Innovations, Inc 5.875 06/01/33 1,035,635
500,000 Fortune Brands Innovations, Inc 4.500 03/25/52 388,830
200,000 GATX Corp 3.500 03/15/28 196,250
425,000 GATX Corp 4.700 04/01/29 425,670
500,000 GATX Corp 4.000 06/30/30 486,725
500,000 GATX Corp 4.900 03/15/33 491,114
750,000 GATX Corp 5.450 09/15/33 761,390
700,000 GATX Corp 6.050 03/15/34 735,095
750,000 GATX Corp 5.500 06/15/35 756,185
225,000 GATX Corp 5.200 03/15/44 206,379
1,000,000 GATX Corp 6.050 06/05/54 992,968
1,000,000 GE Vernova, Inc 4.250 02/04/31 988,640
1,000,000 GE Vernova, Inc 4.875 02/04/36 991,112
1,000,000 GE Vernova, Inc 5.500 02/04/56 961,995
900,000 General Dynamics Corp 2.250 06/01/31 810,120
475,000 General Dynamics Corp 4.950 08/15/35 478,229
1,000,000 General Dynamics Corp 2.850 06/01/41 746,563
225,000 General Dynamics Corp 3.600 11/15/42 179,253
1,950,000 General Dynamics Corp 4.250 04/01/50 1,627,295
4,000,000 General Electric Co 4.900 01/29/36 4,003,232
750,000 HEICO Corp 5.250 08/01/28 764,451
350,000 Hexcel Corp 5.875 02/26/35 359,312
1,500,000 (b) Honeywell Aerospace, Inc 4.000 03/16/29 1,485,993
1,500,000 (b) Honeywell Aerospace, Inc 4.300 03/16/31 1,483,777
1,225,000 (b) Honeywell Aerospace, Inc 4.600 03/16/33 1,210,947
775,000 (b) Honeywell Aerospace, Inc 4.950 03/16/36 768,957
725,000 (b) Honeywell Aerospace, Inc 5.622 03/16/46 714,466
1,000,000 (b) Honeywell Aerospace, Inc 5.732 03/16/56 988,451
725,000 (b) Honeywell Aerospace, Inc 5.852 03/16/66 719,147
950,000 Honeywell International, Inc 1.950 06/01/30 861,184
72,000 Honeywell International, Inc 4.750 02/01/32 72,163
2,000,000 Honeywell International, Inc 4.500 01/15/34 1,967,582
782,000 Honeywell International, Inc 3.812 11/21/47 592,645
575,000 Honeywell International, Inc 2.800 06/01/50 372,453
1,000,000 Howmet Aerospace, Inc 3.900 04/15/29 985,644
1,750,000 Howmet Aerospace, Inc 4.850 10/15/31 1,769,991
675,000 Howmet Aerospace, Inc 4.550 11/15/32 666,258
1,000,000 Howmet Aerospace, Inc 4.750 04/15/36 972,158
500,000 Hubbell, Inc 3.150 08/15/27 491,833
200,000 Hubbell, Inc 3.500 02/15/28 196,979
1,000,000 Hubbell, Inc 2.300 03/15/31 906,735
500,000 Huntington Ingalls Industries, Inc 4.200 05/01/30 490,172
1,000,000 Huntington Ingalls Industries, Inc 5.749 01/15/35 1,034,202
500,000 IDEX Corp 3.000 05/01/30 469,568
1,000,000
IDEX Corp 2.625 06/15/31 902,301
200,000 Illinois Tool Works, Inc 4.875 09/15/41 188,786
1,000,000 Illinois Tool Works, Inc 3.900 09/01/42 834,735
150,000 Ingersoll Rand, Inc 5.400 08/14/28 153,419
500,000 Ingersoll Rand, Inc 5.176 06/15/29 511,859

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,250,000 Ingersoll Rand, Inc 5.314% 06/15/31 $ 1,282,737
125,000 Ingersoll Rand, Inc 5.700 08/14/33 129,860
500,000 Ingersoll Rand, Inc 5.450 06/15/34 510,537
200,000 John Deere Capital Corp 2.800 09/08/27 196,540
200,000 John Deere Capital Corp 3.050 01/06/28 196,585
1,500,000 John Deere Capital Corp 3.350 04/18/29 1,461,040
500,000 John Deere Capital Corp 2.800 07/18/29 477,934
1,000,000 John Deere Capital Corp 4.850 10/11/29 1,025,940
2,000,000 John Deere Capital Corp 4.550 06/05/30 2,013,501
1,500,000 John Deere Capital Corp 4.700 06/10/30 1,519,798
1,000,000 John Deere Capital Corp 4.375 10/15/30 998,526
1,000,000 John Deere Capital Corp 1.450 01/15/31 877,899
2,500,000 John Deere Capital Corp 4.900 03/07/31 2,552,063
1,000,000 John Deere Capital Corp 4.200 03/10/31 990,512
2,000,000 John Deere Capital Corp 2.000 06/17/31 1,774,178
1,000,000 John Deere Capital Corp 4.400 09/08/31 998,788
450,000 John Deere Capital Corp 3.900 06/07/32 435,780
1,000,000 John Deere Capital Corp 4.350 09/15/32 991,780
500,000 John Deere Capital Corp 5.150 09/08/33 515,261
1,000,000 John Deere Capital Corp 5.100 04/11/34 1,018,137
1,000,000 John Deere Capital Corp 5.050 06/12/34 1,015,480
1,000,000 Johnson Controls International plc 2.000 09/16/31 871,062
1,000,000 Johnson Controls International plc 4.900 12/01/32 1,003,834
207,000 Johnson Controls International plc 6.000 01/15/36 220,106
325,000 Johnson Controls International plc 4.625 07/02/44 282,374
6,000 Johnson Controls International plc 5.125 09/14/45 5,408
300,000 Johnson Controls International plc 4.500 02/15/47 252,316
72,000 Johnson Controls International plc (Step Bond) 4.950 07/02/64 60,380
200,000 Kennametal, Inc 4.625 06/15/28 200,835
500,000 Kennametal, Inc 2.800 03/01/31 451,734
1,000,000 L3Harris Technologies, Inc 4.400 06/15/28 1,000,620
1,000,000 L3Harris Technologies, Inc 5.050 06/01/29 1,017,384
175,000 L3Harris Technologies, Inc 2.900 12/15/29 165,285
1,000,000 L3Harris Technologies, Inc 5.250 06/01/31 1,023,225
500,000 L3Harris Technologies, Inc 5.350 06/01/34 508,220
300,000 L3Harris Technologies, Inc 4.854 04/27/35 294,277
600,000 L3Harris Technologies, Inc 5.054 04/27/45 558,606
1,000,000 L3Harris Technologies, Inc 5.600 07/31/53 970,898
500,000 L3Harris Technologies, Inc 5.500 08/15/54 478,578
1,000,000 Lennox International, Inc 5.500 09/15/28 1,018,652
150,000 Lockheed Martin Corp 1.850 06/15/30 135,409
1,500,000 Lockheed Martin Corp 4.400 08/15/30 1,501,179
1,000,000 Lockheed Martin Corp 4.700 12/15/31 1,013,087
625,000 Lockheed Martin Corp 3.900 06/15/32 607,328
550,000 Lockheed Martin Corp 5.250 01/15/33 572,575
1,000,000 Lockheed Martin Corp 4.750 02/15/34 1,002,687
300,000 Lockheed Martin Corp 3.600 03/01/35 273,565
1,500,000 Lockheed Martin Corp 5.000 08/15/35 1,513,508
500,000 Lockheed Martin Corp 4.500 05/15/36 485,652
1,833,000 Lockheed Martin Corp 4.070 12/15/42 1,550,934
275,000 Lockheed Martin Corp 3.800 03/01/45 217,252
200,000 Lockheed Martin Corp 4.700 05/15/46 177,159
1,150,000 Lockheed Martin Corp 2.800 06/15/50 717,974
1,894,000 Lockheed Martin Corp 4.090 09/15/52 1,478,242
1,000,000 Lockheed Martin Corp 4.150 06/15/53 789,431
625,000 (a) Lockheed Martin Corp 5.200 02/15/55 581,232
1,000,000 Lockheed Martin Corp 4.300 06/15/62 779,295
325,000 Lockheed Martin Corp 5.200 02/15/64 295,061
200,000 Masco Corp 1.500 02/15/28 189,276
500,000 Masco Corp 2.000 10/01/30 444,398
550,000 Masco Corp 2.000 02/15/31 484,643
700,000 Masco Corp 4.500 05/15/47 576,857

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 500,000 MasTec, Inc 5.900% 06/15/29 $ 516,643
1,000,000 Mosaic Co 4.600 11/15/30 992,499
735,000 Nature Conservancy 3.957 03/01/52 579,860
1,500,000 NextEra Energy Capital Holdings, Inc 5.050 03/15/30 1,527,789
1,000,000 NextEra Energy Capital Holdings, Inc 5.300 03/15/32 1,024,139
1,000,000 NextEra Energy Capital Holdings, Inc 5.450 03/15/35 1,016,675
1,500,000 NextEra Energy Capital Holdings, Inc 5.900 03/15/55 1,472,335
1,000,000 Nordson Corp 5.600 09/15/28 1,022,839
500,000 Nordson Corp 5.800 09/15/33 519,716
1,000,000 Northrop Grumman Corp 4.600 02/01/29 1,006,443
425,000 Northrop Grumman Corp 4.400 05/01/30 423,760
500,000 Northrop Grumman Corp 4.650 07/15/30 502,858
1,500,000 Northrop Grumman Corp 4.700 03/15/33 1,498,361
1,000,000 Northrop Grumman Corp 4.900 06/01/34 997,928
500,000 Northrop Grumman Corp 5.250 07/15/35 509,506
100,000 Northrop Grumman Corp 5.050 11/15/40 96,410
700,000 Northrop Grumman Corp 4.750 06/01/43 632,031
300,000 Northrop Grumman Corp 3.850 04/15/45 235,654
1,450,000 Northrop Grumman Corp 4.030 10/15/47 1,141,343
1,000,000 Northrop Grumman Corp 5.250 05/01/50 927,443
1,500,000 Northrop Grumman Corp 4.950 03/15/53 1,328,583
200,000 nVent Finance Sarl 4.550 04/15/28 199,533
500,000 nVent Finance Sarl 2.750 11/15/31 444,383
500,000 nVent Finance Sarl 5.650 05/15/33 512,669
100,000 Oshkosh Corp 3.100 03/01/30 93,887
1,500,000 Otis Worldwide Corp 5.125 11/19/31 1,534,450
500,000 Otis Worldwide Corp 3.112 02/15/40 380,236
500,000 Owens Corning 3.950 08/15/29 491,478
300,000 Owens Corning 3.875 06/01/30 290,411
625,000 (a) Owens Corning 5.700 06/15/34 646,087
525,000 Owens Corning 4.300 07/15/47 416,535
350,000 Owens Corning 4.400 01/30/48 281,139
1,000,000 PACCAR Financial Corp 4.550 03/03/28 1,007,467
500,000 PACCAR Financial Corp 4.550 05/08/30 503,354
500,000 PACCAR Financial Corp 5.000 03/22/34 505,322
1,825,000 Parker-Hannifin Corp 3.250 06/14/29 1,767,727
1,500,000 Parker-Hannifin Corp 4.500 09/15/29 1,508,682
200,000 Parker-Hannifin Corp 4.200 11/21/34 191,393
200,000 Parker-Hannifin Corp 4.450 11/21/44 172,985
750,000 Parker-Hannifin Corp 4.100 03/01/47 603,710
225,000 Parker-Hannifin Corp 4.000 06/14/49 175,254
500,000 Pentair Finance Sarl 5.900 07/15/32 523,001
500,000 Polaris, Inc 5.600 03/01/31 495,521
400,000 Precision Castparts Corp 4.200 06/15/35 379,126
100,000 Precision Castparts Corp 3.900 01/15/43 82,421
1,000,000 Quanta Services, Inc 2.900 10/01/30 927,550
1,000,000 Quanta Services, Inc 4.500 01/15/31 991,852
1,000,000 Quanta Services, Inc 5.100 08/09/35 986,264
1,000,000 Quanta Services, Inc 3.050 10/01/41 731,171
3,750,000 Raytheon Technologies Corp 2.250 07/01/30 3,428,435
1,500,000 Raytheon Technologies Corp 6.000 03/15/31 1,594,351
1,000,000 Raytheon Technologies Corp 1.900 09/01/31 870,261
1,000,000 Raytheon Technologies Corp 2.375 03/15/32 880,383
1,050,000 Raytheon Technologies Corp 5.150 02/27/33 1,070,844
1,500,000 Raytheon Technologies Corp 6.100 03/15/34 1,615,273
750,000 Raytheon Technologies Corp 4.450 11/16/38 692,804
100,000 Raytheon Technologies Corp 4.700 12/15/41 90,681
2,150,000 Raytheon Technologies Corp 4.500 06/01/42 1,907,910
125,000 Raytheon Technologies Corp 4.800 12/15/43 112,508
1,650,000 Raytheon Technologies Corp 4.150 05/15/45 1,348,795
700,000 Raytheon Technologies Corp 4.350 04/15/47 579,597
1,325,000 Raytheon Technologies Corp 4.625 11/16/48 1,128,039

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,000,000 Raytheon Technologies Corp 3.125% 07/01/50 $ 657,572
1,000,000 Raytheon Technologies Corp 2.820 09/01/51 611,590
1,000,000 Raytheon Technologies Corp 3.030 03/15/52 634,895
1,000,000 Raytheon Technologies Corp 5.375 02/27/53 939,106
1,500,000 Raytheon Technologies Corp 6.400 03/15/54 1,617,471
1,500,000 Regal Rexnord Corp 6.050 04/15/28 1,538,476
1,000,000 Regal Rexnord Corp 6.300 02/15/30 1,047,772
325,000 Regal Rexnord Corp 6.400 04/15/33 343,522
400,000 Rockwell Automation, Inc 3.500 03/01/29 392,250
150,000 Rockwell Automation, Inc 1.750 08/15/31 130,502
400,000 Rockwell Automation, Inc 4.200 03/01/49 323,380
1,000,000 Rockwell Automation, Inc 2.800 08/15/61 555,207
1,000,000 Roper Technologies, Inc 5.100 09/15/35 972,378
200,000 Snap-on, Inc 4.100 03/01/48 159,286
500,000 Snap-on, Inc 3.100 05/01/50 331,713
1,000,000 Stanley Black & Decker, Inc 2.300 03/15/30 913,031
100,000 Stanley Black & Decker, Inc 5.200 09/01/40 93,445
425,000 Stanley Black & Decker, Inc 4.850 11/15/48 355,934
1,500,000 Stanley Black & Decker, Inc 2.750 11/15/50 849,487
500,000 Textron, Inc 3.000 06/01/30 470,678
300,000 Textron, Inc 2.450 03/15/31 270,139
500,000 Textron, Inc 6.100 11/15/33 527,474
1,000,000 Timken Co 4.125 04/01/32 943,153
425,000 Trane Technologies Financing Ltd 5.250 03/03/33 435,831
400,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 396,286
200,000 Trane Technologies Global Holding Co Ltd 5.750 06/15/43 202,637
450,000 Trane Technologies Global Holding Co Ltd 4.300 02/21/48 370,194
1,000,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 987,601
300,000 Trane Technologies Luxembourg Finance S.A. 4.500 03/21/49 253,526
1,000,000 Triton Container International Ltd 3.250 03/15/32 902,580
1,000,000 Triton Container International Ltd 5.150 02/15/33 979,129
1,150,000 Tyco Electronics Group S.A. 3.125 08/15/27 1,133,415
500,000 Tyco Electronics Group S.A. 4.625 02/01/30 504,777
700,000 Tyco Electronics Group S.A. 4.500 02/09/31 698,208
500,000 Tyco Electronics Group S.A. 5.000 05/09/35 498,339
500,000 Tyco Electronics Group S.A. 4.875 02/09/36 493,477
200,000 Valmont Industries, Inc 5.000 10/01/44 175,829
200,000 Valmont Industries, Inc 5.250 10/01/54 180,293
500,000 Vertiv Holdings Co 4.850 03/15/36 486,184
500,000 Vertiv Holdings Co 5.650 03/15/46 476,896
500,000 Vertiv Holdings Co 5.800 03/15/56 480,621
500,000 Vertiv Holdings Co 5.950 03/15/66 478,552
500,000 Westinghouse Air Brake Technologies Corp 4.900 05/29/30 505,239
1,000,000 Westinghouse Air Brake Technologies Corp 5.611 03/11/34 1,028,556
500,000 Westinghouse Air Brake Technologies Corp 5.500 05/29/35 510,464
1,000,000 WW Grainger, Inc 4.450 09/15/34 983,337
800,000 WW Grainger, Inc 4.600 06/15/45 710,050
200,000 WW Grainger, Inc 3.750 05/15/46 154,744
125,000 WW Grainger, Inc 4.200 05/15/47 102,857
225,000 Xylem, Inc 1.950 01/30/28 215,978
150,000 Xylem, Inc 2.250 01/30/31 135,025
100,000 Xylem, Inc 4.375 11/01/46 82,955
TOTAL CAPITAL GOODS 240,043,370
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
400,000 Automatic Data Processing, Inc 1.700 05/15/28 381,063
900,000 Automatic Data Processing, Inc 1.250 09/01/30 790,561
775,000 Automatic Data Processing, Inc 4.450 09/09/34 759,874
750,000 (a) Block Financial LLC 3.875 08/15/30 707,244
500,000 Block Financial LLC 5.375 09/15/32 485,249
1,000,000 Broadridge Financial Solutions, Inc 2.900 12/01/29 935,358
1,000,000 Broadridge Financial Solutions, Inc 2.600 05/01/31 890,547
500,000 (a) Concentrix Corp 6.600 08/02/28 496,945

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.7% (continued)
$ 1,500,000 (a) Concentrix Corp 6.850% 08/02/33 $ 1,390,815
2,000,000 Corp Andina de Fomento 4.125 01/07/28 2,002,940
270,000 Corp Andina de Fomento 4.125 06/30/28 270,462
1,000,000 Corp Andina de Fomento 5.000 01/24/29 1,023,881
870,000 Corp Andina de Fomento 5.000 01/22/30 894,155
1,000,000 Council Of Europe Development Bank 3.625 05/08/28 995,722
750,000 Council Of Europe Development Bank 4.125 01/24/29 755,123
1,500,000 Council Of Europe Development Bank 4.500 01/15/30 1,529,380
100,000 Equifax, Inc 3.100 05/15/30 93,624
2,000,000 Equifax, Inc 2.350 09/15/31 1,753,081
4,925,000 European Investment Bank 3.875 06/15/28 4,932,358
3,810,000 European Investment Bank 3.750 11/15/29 3,794,699
7,310,000 European Investment Bank 4.500 03/14/30 7,469,432
4,650,000 European Investment Bank 3.875 10/15/30 4,639,209
4,675,000 European Investment Bank 4.250 08/16/32 4,709,986
5,000,000 European Investment Bank 4.625 02/12/35 5,121,741
6,185,000 International Bank for Reconstruction & Development 3.875 10/16/29 6,187,229
5,000,000 International Bank for Reconstruction & Development 4.125 03/20/30 5,040,486
10,000,000 International Bank for Reconstruction & Development 3.500 10/28/30 9,818,140
3,720,000 International Bank for Reconstruction & Development 4.000 01/10/31 3,725,978
4,000,000 International Bank for Reconstruction & Development 4.500 04/10/31 4,094,329
9,325,000 International Bank for Reconstruction & Development 4.625 01/15/32 9,596,439
1,775,000 International Bank for Reconstruction & Development 3.875 08/28/34 1,726,178
6,120,000 International Bank for Reconstruction & Development 4.375 08/27/35 6,141,182
1,000,000 J Paul Getty Trust 4.905 04/01/35 1,002,542
1,500,000 Jacobs Engineering Group, Inc 5.900 03/01/33 1,552,832
500,000 Jacobs Solutions, Inc 4.750 03/03/31 493,001
500,000 Jacobs Solutions, Inc 5.375 03/03/36 487,624
1,500,000 Mastercard, Inc 4.950 03/15/32 1,537,489
500,000 Mastercard, Inc 4.550 01/15/35 491,149
1,000,000 Paychex, Inc 5.100 04/15/30 1,008,964
1,000,000 Paychex, Inc 5.350 04/15/32 1,005,043
1,500,000 (a) Paychex, Inc 5.600 04/15/35 1,506,480
625,000 RELX Capital, Inc 4.000 03/18/29 618,734
1,000,000 RELX Capital, Inc 4.750 03/27/30 1,007,405
100,000 RELX Capital, Inc 3.000 05/22/30 94,120
275,000 RELX Capital, Inc 4.750 05/20/32 274,050
1,000,000 RELX Capital, Inc 5.250 03/27/35 1,011,740
100,000 Republic Services, Inc 3.375 11/15/27 98,714
750,000 Republic Services, Inc 5.000 11/15/29 766,203
500,000 Republic Services, Inc 2.300 03/01/30 461,272
1,000,000 Republic Services, Inc 1.450 02/15/31 867,050
1,000,000 Republic Services, Inc 2.375 03/15/33 863,110
1,000,000 Republic Services, Inc 5.000 12/15/33 1,015,830
425,000 Republic Services, Inc 5.000 04/01/34 429,329
750,000 Republic Services, Inc 5.200 11/15/34 765,486
500,000 (a) Republic Services, Inc 5.150 03/15/35 509,848
1,000,000 Republic Services, Inc 3.050 03/01/50 659,797
880,000 Rockefeller Foundation 2.492 10/01/50 525,298
500,000 Rollins, Inc 5.250 02/24/35 499,653
145,000 TR Finance LLC 5.850 04/15/40 141,230
200,000 TR Finance LLC 5.650 11/23/43 188,746
1,000,000 Uber Technologies, Inc 4.150 01/15/31 977,794
1,000,000 Uber Technologies, Inc 4.800 09/15/35 970,354
850,000 Verisk Analytics, Inc 4.125 03/15/29 845,315
500,000 Verisk Analytics, Inc 4.450 03/15/31 491,684
750,000 Verisk Analytics, Inc 5.750 04/01/33 776,186
700,000 Verisk Analytics, Inc 5.250 03/15/35 694,012
350,000 Verisk Analytics, Inc 5.125 03/15/36 341,927
300,000 Verisk Analytics, Inc 5.500 06/15/45 280,139
200,000 Verisk Analytics, Inc 3.625 05/15/50 139,536
1,000,000 Visa, Inc 4.100 02/12/31 999,011

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.7% (continued)
$ 1,000,000 Visa, Inc 4.400% 02/12/33 $ 990,856
1,000,000 Visa, Inc 4.700 02/12/36 989,169
500,000 Waste Connections, Inc 2.600 02/01/30 470,477
700,000 Waste Connections, Inc 2.200 01/15/32 614,989
100,000 Waste Connections, Inc 3.200 06/01/32 92,394
425,000 Waste Connections, Inc 4.200 01/15/33 411,231
1,500,000 Waste Connections, Inc 5.000 03/01/34 1,509,732
500,000 Waste Connections, Inc 5.250 09/01/35 510,154
1,000,000 Waste Connections, Inc 4.800 07/15/36 979,751
500,000 Waste Connections, Inc 3.050 04/01/50 332,595
575,000 Waste Connections, Inc 2.950 01/15/52 364,843
1,000,000 Waste Management, Inc 4.875 02/15/29 1,016,757
1,000,000 Waste Management, Inc 2.000 06/01/29 933,229
1,000,000 Waste Management, Inc 4.625 02/15/30 1,009,031
500,000 Waste Management, Inc 4.650 03/15/30 504,576
1,000,000 Waste Management, Inc 1.500 03/15/31 868,887
1,000,000 Waste Management, Inc 4.950 07/03/31 1,022,808
1,000,000 Waste Management, Inc 4.800 03/15/32 1,016,637
1,000,000 Waste Management, Inc 4.150 04/15/32 980,832
1,000,000 Waste Management, Inc 4.625 02/15/33 1,002,130
1,000,000 Waste Management, Inc 4.875 02/15/34 1,011,162
950,000 Waste Management, Inc 4.950 03/15/35 952,346
500,000 Waste Management, Inc 2.950 06/01/41 372,933
250,000 Waste Management, Inc 2.500 11/15/50 148,635
750,000 Waste Management, Inc 5.350 10/15/54 715,416
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 138,373,677
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
500,000 Alibaba Group Holding Ltd 4.500 11/28/34 488,729
750,000 Alibaba Group Holding Ltd 4.000 12/06/37 679,776
1,250,000 Alibaba Group Holding Ltd 2.700 02/09/41 918,344
1,500,000 Alibaba Group Holding Ltd 4.200 12/06/47 1,238,111
750,000 Alibaba Group Holding Ltd 4.400 12/06/57 613,430
1,250,000 Alibaba Group Holding Ltd 3.250 02/09/61 797,668
1,500,000 Amazon.com, Inc 3.900 11/20/28 1,493,589
2,000,000 Amazon.com, Inc 4.000 03/13/29 1,989,890
2,000,000 Amazon.com, Inc 3.450 04/13/29 1,960,926
2,000,000 Amazon.com, Inc 4.650 12/01/29 2,029,922
1,000,000 Amazon.com, Inc 1.500 06/03/30 893,250
1,500,000 Amazon.com, Inc 4.100 11/20/30 1,482,424
2,375,000 Amazon.com, Inc 4.250 03/13/31 2,357,495
2,000,000 Amazon.com, Inc 2.100 05/12/31 1,792,286
2,000,000 Amazon.com, Inc 3.600 04/13/32 1,905,662
2,000,000 Amazon.com, Inc 4.700 12/01/32 2,022,929
2,000,000 Amazon.com, Inc 4.550 03/13/33 1,980,751
1,500,000 Amazon.com, Inc 4.350 03/20/33 1,472,754
1,800,000 Amazon.com, Inc 4.800 12/05/34 1,819,567
2,000,000 Amazon.com, Inc 4.650 11/20/35 1,961,097
1,200,000 Amazon.com, Inc 4.875 03/13/36 1,189,064
2,625,000 Amazon.com, Inc 3.875 08/22/37 2,362,502
2,500,000 Amazon.com, Inc 2.875 05/12/41 1,841,948
775,000 (a) Amazon.com, Inc 4.950 12/05/44 724,269
2,000,000 Amazon.com, Inc 5.650 03/13/46 1,993,081
2,875,000 Amazon.com, Inc 4.050 08/22/47 2,298,883
1,900,000 Amazon.com, Inc 2.500 06/03/50 1,109,156
2,500,000 Amazon.com, Inc 3.100 05/12/51 1,633,684
2,000,000 Amazon.com, Inc 3.950 04/13/52 1,533,488
2,000,000 Amazon.com, Inc 5.450 11/20/55 1,910,537
700,000 Amazon.com, Inc 5.800 03/13/56 699,438
1,900,000 Amazon.com, Inc 4.250 08/22/57 1,482,411
2,500,000 Amazon.com, Inc 3.250 05/12/61 1,550,749
2,000,000 Amazon.com, Inc 4.100 04/13/62 1,491,700
1,500,000 Amazon.com, Inc 5.550 11/20/65 1,417,263

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7% (continued)
$ 2,000,000 Amazon.com, Inc 5.950% 03/13/66 $ 2,006,556
2,000,000 Amazon.com, Inc 6.050 03/13/76 1,988,278
200,000 AutoNation, Inc 3.800 11/15/27 197,534
1,500,000 AutoNation, Inc 1.950 08/01/28 1,410,655
100,000 AutoNation, Inc 4.750 06/01/30 99,289
425,000 AutoNation, Inc 2.400 08/01/31 371,336
900,000 AutoNation, Inc 3.850 03/01/32 836,824
325,000 AutoNation, Inc 5.890 03/15/35 331,679
200,000 AutoZone, Inc 3.750 04/18/29 195,666
500,000 AutoZone, Inc 5.100 07/15/29 508,214
500,000 AutoZone, Inc 4.000 04/15/30 487,962
500,000 AutoZone, Inc 5.125 06/15/30 508,599
600,000 AutoZone, Inc 1.650 01/15/31 520,815
225,000 AutoZone, Inc 4.750 08/01/32 222,839
500,000 AutoZone, Inc 4.750 02/01/33 492,360
1,000,000 AutoZone, Inc 5.200 08/01/33 1,010,680
500,000 AutoZone, Inc 6.550 11/01/33 544,205
500,000 AutoZone, Inc 5.400 07/15/34 507,691
500,000 Best Buy Co, Inc 4.450 10/01/28 500,044
500,000 Best Buy Co, Inc 1.950 10/01/30 445,556
1,000,000 Chevron USA, Inc 4.050 08/13/28 1,001,214
1,000,000 Chevron USA, Inc 4.300 10/15/30 1,002,509
1,000,000 Chevron USA, Inc 4.500 10/15/32 1,002,567
1,000,000 Chevron USA, Inc 4.850 10/15/35 1,003,537
1,325,000 Cintas Corp No 2 4.000 05/01/32 1,285,266
1,000,000 Dell International LLC 3.375 12/15/41 745,563
1,000,000 (a) Dick's Sporting Goods, Inc 3.150 01/15/32 908,927
1,000,000 Dick's Sporting Goods, Inc 4.100 01/15/52 708,289
500,000 eBay, Inc 5.950 11/22/27 511,461
1,200,000 eBay, Inc 2.700 03/11/30 1,116,463
1,000,000 eBay, Inc 2.600 05/10/31 902,436
500,000 eBay, Inc 6.300 11/22/32 538,927
1,000,000 eBay, Inc 5.125 11/06/35 986,238
200,000 eBay, Inc 4.000 07/15/42 160,380
500,000 eBay, Inc 3.650 05/10/51 351,531
1,500,000 Genuine Parts Co 1.875 11/01/30 1,292,582
275,000 Genuine Parts Co 2.750 02/01/32 238,349
1,000,000 HF Sinclair Corp 5.500 09/01/32 1,002,278
825,000 Home Depot, Inc 3.900 12/06/28 821,718
2,500,000 Home Depot, Inc 4.900 04/15/29 2,547,412
2,333,000 Home Depot, Inc 2.950 06/15/29 2,244,582
1,500,000 Home Depot, Inc 4.750 06/25/29 1,523,054
2,000,000 Home Depot, Inc 1.375 03/15/31 1,728,101
575,000 Home Depot, Inc 4.850 06/25/31 587,795
1,000,000 Home Depot, Inc 1.875 09/15/31 875,252
1,000,000 Home Depot, Inc 3.250 04/15/32 933,417
1,000,000 Home Depot, Inc 4.500 09/15/32 998,561
2,675,000 Home Depot, Inc 4.950 06/25/34 2,694,366
1,500,000 Home Depot, Inc 4.650 09/15/35 1,462,426
425,000 Home Depot, Inc 5.875 12/16/36 452,430
150,000 Home Depot, Inc 5.950 04/01/41 157,869
675,000 Home Depot, Inc 4.200 04/01/43 570,158
450,000 Home Depot, Inc 4.875 02/15/44 410,931
650,000 Home Depot, Inc 4.400 03/15/45 551,193
725,000 Home Depot, Inc 4.250 04/01/46 599,355
2,100,000 Home Depot, Inc 3.900 06/15/47 1,623,668
2,000,000 Home Depot, Inc 4.500 12/06/48 1,679,009
1,000,000 Home Depot, Inc 3.125 12/15/49 662,537
2,655,000 Home Depot, Inc 3.350 04/15/50 1,832,431
1,000,000 Home Depot, Inc 2.375 03/15/51 559,992
1,000,000 Home Depot, Inc 2.750 09/15/51 602,189
1,000,000 Home Depot, Inc 4.950 09/15/52 891,772

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7% (continued)
$ 675,000 Home Depot, Inc 3.500% 09/15/56 $ 460,524
500,000 JD.com, Inc 3.375 01/14/30 483,560
500,000 JD.com, Inc 4.125 01/14/50 409,409
750,000 LKQ Corp 5.750 06/15/28 763,318
750,000 LKQ Corp 6.250 06/15/33 772,653
1,500,000 Lowe's Cos, Inc 1.700 10/15/30 1,321,697
2,000,000 Lowe's Cos, Inc 4.250 03/15/31 1,962,873
1,800,000 Lowe's Cos, Inc 2.625 04/01/31 1,635,495
1,000,000 Lowe's Cos, Inc 3.750 04/01/32 946,247
2,000,000 Lowe's Cos, Inc 4.500 10/15/32 1,965,616
1,000,000 Lowe's Cos, Inc 5.000 04/15/33 1,005,210
1,650,000 Lowe's Cos, Inc 5.150 07/01/33 1,668,862
1,000,000 Lowe's Cos, Inc 4.850 10/15/35 973,834
700,000 Lowe's Cos, Inc 2.800 09/15/41 492,936
1,075,000 Lowe's Cos, Inc 3.700 04/15/46 791,783
2,000,000 Lowe's Cos, Inc 4.050 05/03/47 1,533,877
1,425,000 Lowe's Cos, Inc 4.550 04/05/49 1,167,194
1,320,000 Lowe's Cos, Inc 5.125 04/15/50 1,166,289
450,000 Lowe's Cos, Inc 3.000 10/15/50 278,038
1,000,000 Lowe's Cos, Inc 3.500 04/01/51 679,035
500,000 Lowe's Cos, Inc 4.250 04/01/52 383,233
1,000,000 Lowe's Cos, Inc 5.625 04/15/53 945,373
275,000 Lowe's Cos, Inc 5.750 07/01/53 265,016
1,000,000 Lowe's Cos, Inc 5.800 09/15/62 949,939
600,000 Lowe's Cos, Inc 5.850 04/01/63 574,331
1,000,000 O'Reilly Automotive, Inc 3.600 09/01/27 989,653
500,000 O'Reilly Automotive, Inc 3.900 06/01/29 491,850
1,000,000 O'Reilly Automotive, Inc 4.700 06/15/32 993,205
1,000,000 O'Reilly Automotive, Inc 5.000 08/19/34 988,932
100,000 O'Reilly Automotive, Inc 5.100 03/12/36 98,691
55,000 Ross Stores, Inc 4.700 04/15/27 55,018
500,000 Ross Stores, Inc 1.875 04/15/31 438,699
500,000 TJX Cos, Inc 1.600 05/15/31 437,002
650,000 Tractor Supply Co 1.750 11/01/30 572,988
1,000,000 Tractor Supply Co 5.250 05/15/33 1,015,324
375,000 Walmart, Inc 4.350 04/28/30 378,599
1,000,000 Walmart, Inc 4.900 04/28/35 1,013,975
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 139,162,568
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 Brunswick Corp 2.400 08/18/31 867,105
500,000 Brunswick Corp 4.400 09/15/32 470,411
1,000,000 DR Horton, Inc 5.500 10/15/35 1,014,726
1,000,000 Hasbro, Inc 3.900 11/19/29 975,969
500,000 Hasbro, Inc 4.650 03/12/31 493,760
500,000 Hasbro, Inc 6.050 05/14/34 521,156
100,000 Hasbro, Inc 6.350 03/15/40 104,138
200,000 Hasbro, Inc 5.100 05/15/44 181,326
475,000 Leggett & Platt, Inc 3.500 11/15/27 464,838
350,000 Leggett & Platt, Inc 4.400 03/15/29 341,697
500,000 Leggett & Platt, Inc 3.500 11/15/51 310,601
1,900,000 Lennar Corp 4.750 11/29/27 1,902,914
1,000,000 Mattel, Inc 5.000 11/17/30 993,839
500,000 MDC Holdings, Inc 3.966 08/06/61 329,158
1,000,000 (a) Meritage Homes Corp 5.650 03/15/35 998,910
500,000 Mohawk Industries, Inc 5.850 09/18/28 514,407
750,000 Mohawk Industries, Inc 3.625 05/15/30 718,943
300,000 NIKE, Inc 3.625 05/01/43 233,398
825,000 NIKE, Inc 3.875 11/01/45 645,663
200,000 NIKE, Inc 3.375 11/01/46 143,302
2,440,000 NIKE, Inc 3.375 03/27/50 1,697,047
1,000,000 NVR, Inc 3.000 05/15/30 941,587
750,000 Polaris, Inc 6.950 03/15/29 785,471

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.1% (continued)
$ 1,000,000 PulteGroup, Inc 4.250% 03/01/31 $ 977,303
1,000,000 PulteGroup, Inc 4.900 03/01/36 966,070
1,000,000 PVH Corp 5.500 06/13/30 1,007,429
1,000,000 Ralph Lauren Corp 5.000 06/15/32 1,015,535
161,000 Tapestry, Inc 4.125 07/15/27 160,273
375,000 Tapestry, Inc 5.100 03/11/30 378,895
450,000 Tapestry, Inc 3.050 03/15/32 407,588
150,000 Tapestry, Inc 5.500 03/11/35 150,259
1,500,000 Toll Brothers Finance Corp 5.600 06/15/35 1,529,555
TOTAL CONSUMER DURABLES & APPAREL 22,243,273
CONSUMER SERVICES - 0.4%
1,000,000 Airbnb, Inc 4.650 03/16/31 997,747
1,000,000 Airbnb, Inc 5.250 03/16/36 1,001,013
750,000 American University 3.672 04/01/49 556,053
900,000 Booking Holdings, Inc 3.550 03/15/28 888,355
1,000,000 Brown University 2.924 09/01/50 648,694
1,000,000 Case Western Reserve University 5.405 06/01/22 900,018
500,000 Choice Hotels International, Inc 3.700 12/01/29 479,491
425,000 (a) Choice Hotels International, Inc 5.850 08/01/34 428,623
1,000,000 Claremont McKenna College 3.775 01/01/22 645,073
330,000 (a) Cornell University 4.835 06/15/34 332,176
1,500,000 Cornell University 4.733 06/15/35 1,486,630
750,000 Darden Restaurants, Inc 4.550 10/15/29 748,660
500,000 Darden Restaurants, Inc 6.300 10/10/33 535,010
300,000 Darden Restaurants, Inc 4.550 02/15/48 240,255
500,000 Emory University 2.143 09/01/30 454,511
500,000 Emory University 2.969 09/01/50 326,501
750,000 Expedia Group, Inc 4.625 08/01/27 750,617
175,000 Expedia Group, Inc 3.800 02/15/28 172,633
750,000 Expedia Group, Inc 3.250 02/15/30 708,705
270,000 Expedia Group, Inc 2.950 03/15/31 247,361
1,000,000 (a) Expedia Group, Inc 5.400 02/15/35 992,066
100,000 Georgetown University 4.315 04/01/49 81,701
500,000 Georgetown University 2.943 04/01/50 318,657
200,000 (a) Georgetown University 5.115 04/01/53 184,114
300,000 Georgetown University 5.215 10/01/18 260,068
500,000 GLP Capital LP 5.250 02/15/33 490,119
1,500,000 GLP Capital LP 5.750 11/01/37 1,451,803
2,000,000 Howard University 5.209 10/01/52 1,648,513
200,000 Hyatt Hotels Corp 4.375 09/15/28 198,500
500,000 Hyatt Hotels Corp 5.250 06/30/29 507,804
500,000 Hyatt Hotels Corp 5.375 12/15/31 506,060
500,000 Hyatt Hotels Corp 5.750 03/30/32 513,704
500,000 Hyatt Hotels Corp 5.500 06/30/34 505,014
500,000 Johns Hopkins University 4.705 07/01/32 505,628
750,000 Johns Hopkins University 2.813 01/01/60 433,688
1,000,000 Las Vegas Sands Corp 6.000 08/15/29 1,027,739
500,000 Las Vegas Sands Corp 6.000 06/14/30 514,273
1,000,000 Las Vegas Sands Corp 6.200 08/15/34 1,024,686
500,000 Leland Stanford Junior University 1.289 06/01/27 485,094
1,000,000 Leland Stanford Junior University 4.679 03/01/35 995,493
300,000 Leland Stanford Junior University 3.647 05/01/48 231,678
1,000,000 Leland Stanford Junior University 2.413 06/01/50 593,999
1,000,000 (b) Maple Parent Holdings Corp 5.050 03/26/31 995,773
1,000,000 (b) Maple Parent Holdings Corp 5.700 03/26/36 993,588
1,000,000 Marriott International, Inc 2.850 04/15/31 915,697
1,500,000 Marriott International, Inc 4.500 10/15/31 1,482,506
1,000,000 Marriott International, Inc 5.100 04/15/32 1,015,795
1,000,000 Marriott International, Inc 3.500 10/15/32 919,646
1,000,000 Marriott International, Inc 4.500 05/01/33 966,217
1,000,000 Marriott International, Inc 2.750 10/15/33 864,243
1,000,000 Marriott International, Inc 5.300 05/15/34 1,009,299

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 500,000 Marriott International, Inc 5.350% 03/15/35 $ 503,255
1,000,000 Marriott International, Inc 5.500 04/15/37 995,623
1,000,000 Marriott International, Inc 5.100 05/01/38 950,690
1,500,000 Massachusetts Institute of Technology 2.989 07/01/50 993,162
1,000,000 Massachusetts Institute of Technology 2.294 07/01/51 561,648
405,000 Massachusetts Institute of Technology 5.618 06/01/55 410,369
750,000 Massachusetts Institute of Technology 5.600 07/01/11 734,262
200,000 Massachusetts Institute of Technology 4.678 07/01/14 164,066
300,000 Massachusetts Institute of Technology 3.885 07/01/16 203,958
775,000 McDonald's Corp 3.800 04/01/28 769,509
1,500,000 McDonald's Corp 4.400 02/12/31 1,495,583
200,000 McDonald's Corp 4.600 09/09/32 200,359
1,500,000 McDonald's Corp 4.950 08/14/33 1,525,377
1,000,000 McDonald's Corp 5.200 05/17/34 1,022,471
1,500,000 McDonald's Corp 4.950 03/03/35 1,492,149
2,225,000 McDonald's Corp 4.700 12/09/35 2,179,524
250,000 McDonald's Corp 6.300 10/15/37 274,031
100,000 McDonald's Corp 6.300 03/01/38 109,030
250,000 McDonald's Corp 4.600 05/26/45 215,485
1,275,000 McDonald's Corp 4.875 12/09/45 1,136,156
725,000 McDonald's Corp 4.450 03/01/47 604,638
625,000 McDonald's Corp 4.450 09/01/48 516,187
825,000 McDonald's Corp 3.625 09/01/49 593,768
1,350,000 McDonald's Corp 4.200 04/01/50 1,064,005
500,000 McDonald's Corp 5.150 09/09/52 451,748
1,000,000 McDonald's Corp 5.450 08/14/53 948,346
750,000 Northeastern University 2.894 10/01/50 487,921
200,000 Northwestern University 3.868 12/01/48 156,683
750,000 Northwestern University 2.640 12/01/50 460,378
200,000 Northwestern University 3.662 12/01/57 143,885
750,000 President and Fellows of Harvard College 5.259 03/15/36 775,616
200,000 President and Fellows of Harvard College 3.150 07/15/46 143,070
1,000,000 President and Fellows of Harvard College 2.517 10/15/50 601,885
1,000,000 President and Fellows of Harvard College 3.745 11/15/52 757,154
200,000 President and Fellows of Harvard College 3.300 07/15/56 135,784
1,000,000 Royal Caribbean Cruises Ltd 5.375 01/15/36 982,447
1,000,000 Royal Caribbean Cruises Ltd 5.250 02/27/38 951,315
3,500,000 Sands China Ltd 5.400 08/08/28 3,526,225
750,000 Starbucks Corp 3.550 08/15/29 730,761
1,500,000 Starbucks Corp 2.550 11/15/30 1,372,045
750,000 (a) Starbucks Corp 4.900 02/15/31 758,297
1,250,000 Starbucks Corp 3.000 02/14/32 1,138,975
1,000,000 Starbucks Corp 4.800 02/15/33 996,123
500,000 Starbucks Corp 5.000 02/15/34 502,478
200,000 Starbucks Corp 4.300 06/15/45 163,134
200,000 Starbucks Corp 3.750 12/01/47 146,961
650,000 Starbucks Corp 4.500 11/15/48 536,254
1,000,000 Starbucks Corp 4.450 08/15/49 815,036
500,000 Starbucks Corp 3.350 03/12/50 336,993
652,000 Thomas Jefferson University 3.847 11/01/57 453,187
500,000 Trustees of Boston College 3.129 07/01/52 338,010
1,000,000 Trustees of Columbia University in the City of New York 4.355 10/01/35 967,992
880,000 Trustees of Dartmouth College 4.273 06/01/30 879,471
1,000,000 Trustees of Princeton University 2.516 07/01/50 615,292
665,000 Trustees of Princeton University 4.201 03/01/52 543,580
1,000,000 University of Miami 4.063 04/01/52 776,393
200,000 University of Notre Dame du Lac 3.438 02/15/45 152,566
200,000 University of Notre Dame du Lac 3.394 02/15/48 146,723
1,000,000 University of Southern California 2.945 10/01/51 641,353
720,000 University of Southern California 4.976 10/01/53 657,670
1,000,000 University of Southern California 3.226 10/01/20 554,592
1,000,000 Washington University 3.524 04/15/54 715,165

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 500,000 Washington University 4.349% 04/15/22 $ 372,127
200,000 Wesleyan
University
4.781 07/01/16 154,306
200,000 William Marsh Rice University 3.574 05/15/45 156,480
200,000 William Marsh Rice University 3.774 05/15/55 150,072
750,000 Yale University 4.701 04/15/32 762,845
750,000 Yale University 2.402 04/15/50 440,849
TOTAL CONSUMER SERVICES 81,394,783
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6.875 05/01/29 21,354
725,000 Costco Wholesale Corp 1.600 04/20/30 656,042
1,800,000 Costco Wholesale Corp 1.750 04/20/32 1,555,712
1,500,000 CVS Health Corp 5.000 09/15/32 1,501,203
1,000,000 CVS Health Corp 6.250 09/15/65 975,904
1,900,000 Diageo Capital plc 2.125 04/29/32 1,639,017
500,000 Dollar General Corp 4.125 05/01/28 496,649
500,000 Dollar General Corp 3.500 04/03/30 476,079
500,000 Dollar General Corp 5.000 11/01/32 496,838
1,000,000 Dollar General Corp 5.450 07/05/33 1,011,651
500,000 Dollar General Corp 4.125 04/03/50 375,074
500,000 Dollar General Corp 5.500 11/01/52 462,931
500,000 Dollar Tree, Inc 4.200 05/15/28 496,627
1,000,000 Dollar Tree, Inc 2.650 12/01/31 889,526
500,000 Dollar Tree, Inc 3.375 12/01/51 324,185
1,000,000 JBS NV 5.950 04/20/35 1,038,064
1,000,000 JBS NV 5.500 01/15/36 1,000,460
1,000,000 JBS NV 6.375 02/25/55 996,544
1,000,000 JBS NV 6.250 03/01/56 980,301
1,000,000 JBS NV 6.375 04/15/66 981,262
69,000 Koninklijke Ahold Delhaize NV 5.700 10/01/40 68,953
175,000 Kroger Co 3.700 08/01/27 173,550
1,150,000 Kroger Co 4.500 01/15/29 1,154,853
250,000 Kroger Co 2.200 05/01/30 228,176
1,500,000 Kroger Co 1.700 01/15/31 1,310,649
100,000 Kroger Co 6.900 04/15/38 113,273
250,000 Kroger Co 5.000 04/15/42 232,124
300,000 Kroger Co 5.150 08/01/43 278,022
300,000 Kroger Co 3.875 10/15/46 226,383
900,000 Kroger Co 4.450 02/01/47 738,923
700,000 Kroger Co 4.650 01/15/48 586,225
300,000 Kroger Co 5.400 01/15/49 278,984
500,000 Kroger Co 3.950 01/15/50 371,677
1,550,000 Kroger Co 5.500 09/15/54 1,439,452
1,700,000 Kroger Co 5.650 09/15/64 1,576,225
500,000 Starbucks Corp 4.800 05/15/30 506,107
500,000 Starbucks Corp 5.400 05/15/35 511,226
1,000,000 SYSCO Corp 2.400 02/15/30 916,061
332,000 SYSCO Corp 5.950 04/01/30 344,818
500,000 SYSCO Corp 5.100 09/23/30 503,973
1,000,000 SYSCO Corp 4.400 07/25/31 969,855
400,000 SYSCO Corp 2.450 12/14/31 349,586
1,275,000 SYSCO Corp 6.000 01/17/34 1,331,113
400,000 SYSCO Corp 5.400 03/23/35 397,091
1,000,000 SYSCO Corp 4.950 03/25/36 953,316
300,000 SYSCO Corp 4.850 10/01/45 254,924
500,000 SYSCO Corp 4.500 04/01/46 404,240
250,000 SYSCO Corp 4.450 03/15/48 197,292
905,000 SYSCO Corp 6.600 04/01/50 935,130
600,000 Target Corp 2.350 02/15/30 559,164
2,000,000 Target Corp 2.650 09/15/30 1,858,862
1,000,000 (a) Target Corp 4.400 01/15/33 993,981
875,000 Target Corp 4.500 09/15/34 851,820
500,000 (a) Target Corp 5.000 04/15/35 501,981

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 1,000,000 Target Corp 5.250% 02/15/36 $ 1,011,736
1,000,000 (a) Target Corp 2.950 01/15/52 628,956
1,500,000 (a) Target Corp 4.800 01/15/53 1,318,176
3,000,000 Walmart, Inc 3.900 04/15/28 2,997,591
21,000 Walmart, Inc 2.375 09/24/29 19,847
1,750,000 Walmart, Inc 1.800 09/22/31 1,550,320
5,000,000 Walmart, Inc 4.150 09/09/32 4,980,508
900,000 Walmart, Inc 4.100 04/15/33 886,145
825,000 Walmart, Inc 2.500 09/22/41 591,618
1,500,000 Walmart, Inc 2.650 09/22/51 921,875
2,500,000 Walmart, Inc 4.500 09/09/52 2,155,515
1,850,000 Walmart, Inc 4.500 04/15/53 1,600,954
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 57,156,673
ENERGY - 1.7%
1,000,000 Antero Resources Corp 5.400 02/01/36 983,362
1,000,000 APA Corp 6.100 02/15/35 1,026,768
750,000 APA Corp 5.350 07/01/49 631,990
1,000,000 APA Corp 6.750 02/15/55 1,002,053
1,000,000 Baker Hughes Holdings LLC 3.138 11/07/29 962,856
500,000 Baker Hughes Holdings LLC 4.486 05/01/30 500,456
2,000,000 Baker Hughes Holdings LLC 4.350 06/15/31 1,973,777
950,000 Baker Hughes Holdings LLC 4.650 06/15/33 935,014
1,525,000 Baker Hughes Holdings LLC 5.000 06/15/36 1,497,249
800,000 Baker Hughes Holdings LLC 5.125 09/15/40 765,534
875,000 Baker Hughes Holdings LLC 4.080 12/15/47 687,164
2,000,000 Baker Hughes Holdings LLC 5.850 06/15/56 1,957,084
450,000 Boardwalk Pipelines LP 4.450 07/15/27 449,509
1,000,000 Boardwalk Pipelines LP 3.600 09/01/32 921,356
1,000,000 Boardwalk Pipelines LP 5.625 08/01/34 1,024,693
500,000 Boardwalk Pipelines LP 5.375 02/15/36 491,954
1,300,000 BP Capital Markets America, Inc 4.234 11/06/28 1,300,342
1,500,000 BP Capital Markets America, Inc 4.699 04/10/29 1,517,697
1,000,000 BP Capital Markets America, Inc 1.749 08/10/30 894,594
2,000,000 BP Capital Markets America, Inc 2.721 01/12/32 1,807,257
2,350,000 BP Capital Markets America, Inc 4.812 02/13/33 2,357,605
850,000 BP Capital Markets America, Inc 4.893 09/11/33 854,333
900,000 BP Capital Markets America, Inc 4.989 04/10/34 906,233
3,000,000 BP Capital Markets America, Inc 5.227 11/17/34 3,061,629
1,000,000 BP Capital Markets America, Inc 3.060 06/17/41 751,560
1,000,000 BP Capital Markets America, Inc 3.000 02/24/50 642,777
950,000 BP Capital Markets America, Inc 2.772 11/10/50 583,362
1,500,000 BP Capital Markets America, Inc 2.939 06/04/51 945,712
1,000,000 BP Capital Markets America, Inc 3.001 03/17/52 632,793
1,000,000 BP Capital Markets America, Inc 3.379 02/08/61 641,841
1,500,000 Canadian Natural Resources Ltd 2.950 07/15/30 1,410,970
1,500,000 (a) Canadian Natural Resources Ltd 5.400 12/15/34 1,517,390
1,625,000 Canadian Natural Resources Ltd 6.250 03/15/38 1,709,149
800,000 Canadian Natural Resources Ltd 4.950 06/01/47 697,615
1,200,000 Cenovus Energy, Inc 2.650 01/15/32 1,066,933
1,000,000 Cenovus Energy, Inc 5.400 03/20/36 994,839
1,425,000 Cenovus Energy, Inc 3.750 02/15/52 994,359
1,700,000 Cheniere Corpus Christi Holdings LLC 3.700 11/15/29 1,651,638
500,000 Cheniere Corpus Christi Holdings LLC 2.742 12/31/39 422,800
1,000,000 Cheniere Energy Partners LP 4.500 10/01/29 995,626
1,000,000 Cheniere Energy Partners LP 4.000 03/01/31 959,925
1,000,000 Cheniere Energy Partners LP 3.250 01/31/32 911,410
2,350,000 Cheniere Energy Partners LP 5.950 06/30/33 2,463,530
675,000 Cheniere Energy Partners LP 5.550 10/30/35 687,385
2,100,000 Cheniere Energy, Inc 5.650 04/15/34 2,162,006
200,000 (b) Cheniere Energy, Inc 5.200 07/30/36 197,957
500,000 (b) Cheniere Energy, Inc 6.000 07/30/56 498,228
1,600,000 Chevron Corp 2.236 05/11/30 1,477,198

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 500,000 Chevron Corp 3.078% 05/11/50 $ 336,798
1,000,000 Chevron USA, Inc 4.475 02/26/28 1,007,569
1,000,000 Chevron USA, Inc 4.819 04/15/32 1,020,406
1,250,000 Chevron USA, Inc 4.980 04/15/35 1,265,998
250,000 Chevron USA, Inc 2.343 08/12/50 143,880
300,000 Columbia Pipeline Group, Inc 5.800 06/01/45 292,528
750,000 ConocoPhillips 5.900 10/15/32 805,800
1,500,000 ConocoPhillips Co 4.700 01/15/30 1,513,298
1,000,000 ConocoPhillips Co 4.850 01/15/32 1,015,755
875,000 ConocoPhillips Co 5.050 09/15/33 888,628
1,500,000 ConocoPhillips Co 5.000 01/15/35 1,505,287
1,700,000 ConocoPhillips Co 3.758 03/15/42 1,368,402
300,000 ConocoPhillips Co 4.300 11/15/44 251,145
850,000 ConocoPhillips Co 3.800 03/15/52 620,964
400,000 ConocoPhillips Co 5.300 05/15/53 370,162
575,000 ConocoPhillips Co 5.550 03/15/54 550,938
1,612,000 ConocoPhillips Co 4.025 03/15/62 1,161,195
1,500,000 ConocoPhillips Co 5.700 09/15/63 1,443,604
1,000,000 ConocoPhillips Co 5.650 01/15/65 950,888
1,500,000 Continental Resources, Inc 4.375 01/15/28 1,489,834
500,000 Coterra Energy, Inc 5.600 03/15/34 511,705
1,000,000 Coterra Energy, Inc 5.400 02/15/35 1,003,189
1,000,000 Coterra Energy, Inc 5.900 02/15/55 952,175
1,000,000 DCP Midstream Operating LP 5.625 07/15/27 1,012,993
1,000,000 DCP Midstream Operating LP 5.125 05/15/29 1,017,551
1,000,000 Deere Funding Canada Corp 4.150 10/09/30 987,131
1,000,000 (a) Devon Energy Corp 5.200 09/15/34 1,002,505
885,000 Devon Energy Corp 5.600 07/15/41 855,356
700,000 Devon Energy Corp 4.750 05/15/42 614,388
1,100,000 Devon Energy Corp 5.000 06/15/45 965,708
1,000,000 Devon Energy Corp 5.750 09/15/54 939,770
650,000 Diamondback Energy, Inc 3.125 03/24/31 602,631
1,000,000 Diamondback Energy, Inc 6.250 03/15/33 1,066,980
825,000 Diamondback Energy, Inc 5.400 04/18/34 837,537
325,000 Diamondback Energy, Inc 5.550 04/01/35 331,669
1,000,000 Diamondback Energy, Inc 4.400 03/24/51 796,760
450,000 Diamondback Energy, Inc 4.250 03/15/52 348,270
1,000,000 Diamondback Energy, Inc 6.250 03/15/53 1,011,381
1,500,000 Diamondback Energy, Inc 5.750 04/18/54 1,418,614
1,000,000 Diamondback Energy, Inc 5.900 04/18/64 946,239
1,000,000 Eastern Energy Gas Holdings LLC 6.200 01/15/55 1,013,503
200,000 Eastern Gas Transmission & Storage, Inc 4.800 11/01/43 174,715
200,000 Eastern Gas Transmission & Storage, Inc 4.600 12/15/44 170,643
300,000 Enbridge Energy Partners LP 5.500 09/15/40 292,644
200,000 Enbridge Energy Partners LP 7.375 10/15/45 228,852
100,000 Enbridge, Inc 3.700 07/15/27 99,049
425,000 Enbridge, Inc 4.600 06/20/28 426,110
500,000 Enbridge, Inc 5.300 04/05/29 510,290
1,000,000 Enbridge, Inc 6.200 11/15/30 1,058,943
1,500,000 Enbridge, Inc 4.850 03/27/31 1,506,062
500,000 Enbridge, Inc 5.700 03/08/33 517,943
350,000 Enbridge, Inc 5.625 04/05/34 361,021
1,500,000 Enbridge, Inc 5.550 06/20/35 1,532,096
600,000 Enbridge, Inc 5.200 11/20/35 597,770
650,000 Enbridge, Inc 5.450 03/27/36 655,601
300,000 Enbridge, Inc 4.500 06/10/44 250,004
925,000 Enbridge, Inc 5.500 12/01/46 882,271
1,000,000 Enbridge, Inc 4.000 11/15/49 754,469
500,000 Enbridge, Inc 3.400 08/01/51 335,388
1,000,000 Enbridge, Inc 6.700 11/15/53 1,085,236
1,700,000 Enbridge, Inc 5.950 04/05/54 1,688,166
750,000 Enbridge, Inc 7.200 06/27/54 788,822

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 750,000 (a) Enbridge, Inc 7.375% 03/15/55 $ 787,899
350,000 Energy Transfer LP 4.950 06/15/28 353,534
1,000,000 Energy Transfer LP 5.250 07/01/29 1,021,870
450,000 Energy Transfer LP 5.200 04/01/30 460,045
3,125,000 Energy Transfer LP 3.750 05/15/30 3,020,805
1,000,000 Energy Transfer LP 6.400 12/01/30 1,068,312
2,100,000 Energy Transfer LP 5.750 02/15/33 2,184,005
1,550,000 Energy Transfer LP 6.550 12/01/33 1,673,476
2,400,000 Energy Transfer LP 5.550 05/15/34 2,443,841
1,000,000 Energy Transfer LP 5.600 09/01/34 1,019,165
400,000 Energy Transfer LP 4.900 03/15/35 386,865
125,000 Energy Transfer LP 5.350 01/15/36 124,132
500,000 Energy Transfer LP 5.800 06/15/38 505,422
140,000 Energy Transfer LP 7.500 07/01/38 160,380
650,000 Energy Transfer LP 6.500 02/01/42 677,488
100,000 Energy Transfer LP 6.100 02/15/42 98,974
200,000 Energy Transfer LP 5.150 02/01/43 177,021
200,000 Energy Transfer LP 5.950 10/01/43 194,439
300,000 Energy Transfer LP 5.300 04/01/44 268,806
100,000 Energy Transfer LP 5.000 05/15/44 87,053
550,000 Energy Transfer LP 5.150 03/15/45 478,728
200,000 Energy Transfer LP 5.350 05/15/45 178,793
625,000 Energy Transfer LP 6.125 12/15/45 610,659
500,000 Energy Transfer LP 5.300 04/15/47 441,190
1,225,000 Energy Transfer LP 5.400 10/01/47 1,088,537
1,025,000 Energy Transfer LP 6.000 06/15/48 983,898
2,750,000 Energy Transfer LP 6.250 04/15/49 2,697,000
1,000,000 Energy Transfer LP 5.000 05/15/50 829,876
1,400,000 Energy Transfer LP 5.950 05/15/54 1,312,746
2,000,000 Energy Transfer LP 6.200 04/01/55 1,941,712
500,000 Energy Transfer LP 6.300 01/15/56 492,343
750,000 Enterprise Products Operating LLC 2.800 01/31/30 707,005
1,500,000 Enterprise Products Operating LLC 4.600 01/15/31 1,502,448
1,500,000 Enterprise Products Operating LLC 5.350 01/31/33 1,547,157
1,500,000 Enterprise Products Operating LLC 4.850 01/31/34 1,497,197
1,000,000 Enterprise Products Operating LLC 4.950 02/15/35 996,922
1,225,000 Enterprise Products Operating LLC 5.200 01/15/36 1,231,571
480,000 Enterprise Products Operating LLC 6.125 10/15/39 510,708
175,000 Enterprise Products Operating LLC 5.950 02/01/41 182,582
525,000 Enterprise Products Operating LLC 4.850 08/15/42 477,908
325,000 Enterprise Products Operating LLC 4.450 02/15/43 280,874
1,775,000 Enterprise Products Operating LLC 4.850 03/15/44 1,602,023
775,000 Enterprise Products Operating LLC 5.100 02/15/45 716,049
500,000 Enterprise Products Operating LLC 4.900 05/15/46 447,009
675,000 Enterprise Products Operating LLC 4.250 02/15/48 543,652
2,475,000 Enterprise Products Operating LLC 4.800 02/01/49 2,156,084
950,000 Enterprise Products Operating LLC 4.200 01/31/50 755,080
1,000,000 Enterprise Products Operating LLC 3.200 02/15/52 651,784
1,425,000 Enterprise Products Operating LLC 3.300 02/15/53 941,476
200,000 Enterprise Products Operating LLC 4.950 10/15/54 175,401
1,625,000 Enterprise Products Operating LLC 3.950 01/31/60 1,173,638
700,000 Enterprise Products Operating LLC 5.250 08/16/77 693,759
100,000 Enterprise Products Operating LLC 6.900 08/16/77 99,756
400,000 Enterprise Products Operating LLC 5.375 02/15/78 396,132
500,000 EOG Resources, Inc 4.375 04/15/30 498,488
225,000 EOG Resources, Inc 4.400 01/15/31 223,397
1,500,000 EOG Resources, Inc 5.000 07/15/32 1,518,664
200,000 EOG Resources, Inc 3.900 04/01/35 183,982
1,500,000 EOG Resources, Inc 5.350 01/15/36 1,522,237
500,000 EOG Resources, Inc 4.950 04/15/50 442,161
1,250,000 EOG Resources, Inc 5.950 07/15/55 1,269,295
2,000,000 EQT Corp 5.750 02/01/34 2,061,867

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 Equinor ASA 4.250% 06/02/28 $ 1,002,424
1,500,000 Equinor ASA 3.625 09/10/28 1,486,235
300,000 Equinor ASA 3.125 04/06/30 286,923
1,175,000 Equinor ASA 2.375 05/22/30 1,085,509
1,250,000 Equinor ASA 4.500 09/03/30 1,256,652
1,000,000 Equinor ASA 5.125 06/03/35 1,018,096
1,000,000 Equinor ASA 4.750 11/14/35 984,617
300,000 Equinor ASA 3.625 04/06/40 250,587
200,000 Equinor ASA 5.100 08/17/40 195,938
400,000 Equinor ASA 4.250 11/23/41 346,470
300,000 Equinor ASA 3.950 05/15/43 246,360
1,300,000 Equinor ASA 4.800 11/08/43 1,191,486
750,000 Equinor ASA 3.250 11/18/49 515,784
1,300,000 Equinor ASA 3.700 04/06/50 970,886
2,500,000 Expand Energy Corp 5.700 01/15/35 2,539,127
1,000,000 Exxon Mobil Corp 2.440 08/16/29 951,705
750,000 Exxon Mobil Corp 3.482 03/19/30 729,556
750,000 Exxon Mobil Corp 2.610 10/15/30 700,663
1,000,000 Exxon Mobil Corp 2.995 08/16/39 794,375
2,250,000 Exxon Mobil Corp 4.227 03/19/40 2,035,990
500,000 Exxon Mobil Corp 3.567 03/06/45 386,565
1,225,000 Exxon Mobil Corp 4.114 03/01/46 1,009,753
1,400,000 Exxon Mobil Corp 3.095 08/16/49 944,670
2,100,000 Exxon Mobil Corp 4.327 03/19/50 1,746,145
2,800,000 Exxon Mobil Corp 3.452 04/15/51 1,994,381
750,000 (b) FedEx Freight Holding Co, Inc 4.650 03/15/31 737,149
750,000 (b) FedEx Freight Holding Co, Inc 4.950 03/15/33 731,476
500,000 Halliburton Co 4.850 11/15/35 486,240
125,000 Halliburton Co 6.700 09/15/38 137,060
125,000 Halliburton Co 7.450 09/15/39 146,204
750,000 Halliburton Co 4.750 08/01/43 655,566
2,825,000 Halliburton Co 5.000 11/15/45 2,505,708
1,000,000 Helmerich & Payne, Inc 2.900 09/29/31 891,881
500,000 Helmerich & Payne, Inc 5.500 12/01/34 491,531
200,000 Hess Corp 6.000 01/15/40 211,507
1,190,000 Hess Corp 5.600 02/15/41 1,208,970
900,000 Hess Corp 5.800 04/01/47 907,851
1,000,000 HF Sinclair Corp 5.750 01/15/31 1,021,745
1,000,000 HF Sinclair Corp 6.250 01/15/35 1,032,527
300,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 334,911
535,000 Kinder Morgan Energy Partners LP 6.500 09/01/39 570,817
400,000 Kinder Morgan Energy Partners LP 4.700 11/01/42 350,060
500,000 Kinder Morgan Energy Partners LP 5.000 03/01/43 448,159
400,000 Kinder Morgan Energy Partners LP 5.500 03/01/44 377,792
200,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 185,833
2,825,000 Kinder Morgan, Inc 4.300 03/01/28 2,821,405
1,000,000 Kinder Morgan, Inc 5.100 08/01/29 1,020,354
450,000 Kinder Morgan, Inc 2.000 02/15/31 398,171
300,000 Kinder Morgan, Inc 7.750 01/15/32 343,980
1,250,000 Kinder Morgan, Inc 4.800 02/01/33 1,239,862
1,000,000 Kinder Morgan, Inc 5.200 06/01/33 1,016,546
1,000,000 Kinder Morgan, Inc 5.400 02/01/34 1,022,725
1,800,000 Kinder Morgan, Inc 5.300 12/01/34 1,813,871
300,000 (a) Kinder Morgan, Inc 5.850 06/01/35 314,387
1,600,000 Kinder Morgan, Inc 5.550 06/01/45 1,526,121
2,325,000 Kinder Morgan, Inc 5.200 03/01/48 2,098,309
500,000 Kinder Morgan, Inc 3.250 08/01/50 324,740
1,500,000 Kinder Morgan, Inc 3.600 02/15/51 1,036,045
1,000,000 Kinder Morgan, Inc 5.950 08/01/54 992,115
1,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,062,894
200,000 Marathon Petroleum Corp 3.800 04/01/28 197,667
500,000 Marathon Petroleum Corp 5.700 03/01/35 513,301

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,300,000 Marathon Petroleum Corp 6.500% 03/01/41 $ 1,383,734
450,000 Marathon Petroleum Corp 4.750 09/15/44 382,592
250,000 Marathon Petroleum Corp 5.850 12/15/45 240,490
600,000 Marathon Petroleum Corp 4.500 04/01/48 475,996
200,000 Marathon Petroleum Corp 5.000 09/15/54 167,598
475,000 MPLX LP 4.000 03/15/28 471,172
500,000 MPLX LP 4.950 09/01/32 497,733
1,500,000 MPLX LP 5.000 01/15/33 1,488,995
1,000,000 MPLX LP 5.000 03/01/33 994,384
1,050,000 MPLX LP 5.500 06/01/34 1,060,806
1,500,000 MPLX LP 5.400 04/01/35 1,498,489
1,500,000 MPLX LP 5.400 09/15/35 1,493,295
1,000,000 MPLX LP 5.300 04/01/36 985,694
975,000 MPLX LP 4.500 04/15/38 876,159
375,000 MPLX LP 5.200 03/01/47 331,309
825,000 MPLX LP 4.700 04/15/48 670,561
850,000 MPLX LP 5.500 02/15/49 768,255
2,000,000 MPLX LP 4.950 03/14/52 1,660,319
1,000,000 MPLX LP 6.100 04/01/56 972,311
1,600,000 MPLX LP 4.900 04/15/58 1,295,021
500,000 National Oilwell Varco, Inc 3.600 12/01/29 482,841
800,000 National Oilwell Varco, Inc 3.950 12/01/42 628,587
1,423,000 Occidental Petroleum Corp 6.625 09/01/30 1,530,196
1,500,000 Occidental Petroleum Corp 7.500 05/01/31 1,669,527
1,000,000 Occidental Petroleum Corp 5.375 01/01/32 1,014,983
1,000,000 (a) Occidental Petroleum Corp 5.550 10/01/34 1,016,961
1,500,000 Occidental Petroleum Corp 6.450 09/15/36 1,602,749
1,500,000 Occidental Petroleum Corp 6.600 03/15/46 1,553,691
1,150,000 Occidental Petroleum Corp 6.050 10/01/54 1,118,259
130,000 ONEOK Partners LP 6.650 10/01/36 140,015
250,000 ONEOK Partners LP 6.850 10/15/37 272,309
100,000 ONEOK Partners LP 6.125 02/01/41 101,543
750,000 ONEOK, Inc 5.650 11/01/28 770,013
325,000 ONEOK, Inc 4.350 03/15/29 323,032
500,000 ONEOK, Inc 3.400 09/01/29 480,897
1,000,000 ONEOK, Inc 4.400 10/15/29 993,400
500,000 ONEOK, Inc 3.100 03/15/30 471,490
475,000 ONEOK, Inc 3.250 06/01/30 447,854
750,000 ONEOK, Inc 5.800 11/01/30 780,568
175,000 ONEOK, Inc 6.350 01/15/31 185,939
1,000,000 ONEOK, Inc 4.750 10/15/31 989,377
1,000,000 ONEOK, Inc 4.950 10/15/32 991,899
825,000 ONEOK, Inc 6.100 11/15/32 869,119
1,500,000 ONEOK, Inc 6.050 09/01/33 1,572,935
1,000,000 ONEOK, Inc 5.050 11/01/34 972,696
225,000 ONEOK, Inc 4.250 09/15/46 171,712
425,000 ONEOK, Inc 4.200 10/03/47 319,839
525,000 ONEOK, Inc 4.850 02/01/49 431,357
1,000,000 ONEOK, Inc 4.450 09/01/49 788,603
500,000 ONEOK, Inc 4.500 03/15/50 388,508
300,000 ONEOK, Inc 7.150 01/15/51 323,514
1,500,000 ONEOK, Inc 5.700 11/01/54 1,368,490
1,500,000 ONEOK, Inc 5.850 11/01/64 1,366,870
1,000,000 Ovintiv, Inc 6.250 07/15/33 1,055,124
1,000,000 Ovintiv, Inc 6.500 08/15/34 1,065,741
1,000,000 Ovintiv, Inc 7.100 07/15/53 1,081,039
500,000 Patterson-UTI Energy, Inc 7.150 10/01/33 537,410
738,000 Phillips 66 4.650 11/15/34 713,316
125,000 Phillips 66 5.875 05/01/42 125,215
2,375,000 Phillips 66 4.875 11/15/44 2,063,165
825,000 Phillips 66 3.300 03/15/52 531,570
675,000 Phillips 66 Co 3.750 03/01/28 667,749

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 500,000 Phillips 66 Co 3.150% 12/15/29 $ 476,946
1,125,000 Phillips 66 Co 5.300 06/30/33 1,143,746
1,000,000 Phillips 66 Co 4.950 03/15/35 984,630
425,000 Phillips 66 Co 4.680 02/15/45 357,936
350,000 Phillips 66 Co 4.900 10/01/46 303,122
500,000 Phillips 66 Co 5.650 06/15/54 466,388
1,000,000 Phillips 66 Co 5.500 03/15/55 916,646
575,000 Phillips 66 Co 6.200 03/15/56 572,417
1,750,000 Pioneer Natural Resources Co 2.150 01/15/31 1,577,083
1,000,000 Plains All American Pipeline LP 3.800 09/15/30 963,570
1,750,000 Plains All American Pipeline LP 5.700 09/15/34 1,787,564
1,000,000 Plains All American Pipeline LP 5.950 06/15/35 1,032,498
1,500,000 Plains All American Pipeline LP 5.600 01/15/36 1,504,861
100,000 Plains All American Pipeline LP 6.650 01/15/37 107,782
250,000 Plains All American Pipeline LP 5.150 06/01/42 224,324
300,000 Plains All American Pipeline LP 4.700 06/15/44 253,478
300,000 Plains All American Pipeline LP 4.900 02/15/45 259,868
550,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 547,716
943,970 Sabine Pass Liquefaction LLC 5.900 09/15/37 984,248
2,500,000 Shell Finance US, Inc 2.375 11/07/29 2,345,078
1,000,000 Shell Finance US, Inc 2.750 04/06/30 941,487
1,000,000 Shell Finance US, Inc 4.125 11/06/30 990,188
500,000 Shell Finance US, Inc 4.125 05/11/35 474,069
1,000,000 Shell Finance US, Inc 4.750 01/06/36 983,089
350,000 (b) Shell Finance US, Inc 6.375 12/15/38 384,923
100,000 (b) Shell Finance US, Inc 5.500 03/25/40 100,895
1,200,000 Shell Finance US, Inc 4.550 08/12/43 1,056,098
2,025,000 Shell Finance US, Inc 4.375 05/11/45 1,721,868
650,000 Shell Finance US, Inc 4.000 05/10/46 515,726
1,180,000 Shell Finance US, Inc 3.750 09/12/46 902,528
1,500,000 (b) Shell Finance US, Inc 3.125 11/07/49 994,654
1,500,000 Shell Finance US, Inc 3.250 04/06/50 1,020,638
1,500,000 (b) Shell Finance US, Inc 3.000 11/26/51 954,071
1,500,000 Shell International Finance BV 2.875 11/26/41 1,092,983
388,000 Solventum Corp 5.400 03/01/29 396,917
1,000,000 Solventum Corp 5.450 03/13/31 1,025,970
1,500,000 Solventum Corp 5.600 03/23/34 1,533,466
975,000 Solventum Corp 5.900 04/30/54 952,559
450,000 South Bow USA Infrastructure Holdings LLC 4.911 09/01/27 451,808
450,000 South Bow USA Infrastructure Holdings LLC 5.026 10/01/29 452,899
1,225,000 South Bow USA Infrastructure Holdings LLC 5.584 10/01/34 1,216,621
725,000 South Bow USA Infrastructure Holdings LLC 6.176 10/01/54 690,209
200,000 Spectra Energy Partners LP 5.950 09/25/43 198,830
600,000 Spectra Energy Partners LP 4.500 03/15/45 502,596
136,000 Suncor Energy, Inc 6.800 05/15/38 148,601
1,550,000 Suncor Energy, Inc 4.000 11/15/47 1,171,511
1,000,000 Suncor Energy, Inc 3.750 03/04/51 701,261
2,000,000 Targa Resources Corp 4.900 09/15/30 2,016,898
1,000,000 Targa Resources Corp 4.350 04/15/31 978,958
350,000 Targa Resources Corp 4.200 02/01/33 331,358
750,000 Targa Resources Corp 6.125 03/15/33 793,185
1,500,000 Targa Resources Corp 5.500 02/15/35 1,513,341
1,000,000 Targa Resources Corp 5.550 08/15/35 1,008,548
2,000,000 Targa Resources Corp 5.650 02/15/36 2,029,388
1,000,000 Targa Resources Corp 5.400 07/30/36 992,698
575,000 Targa Resources Corp 4.950 04/15/52 480,698
1,250,000 Targa Resources Corp 6.250 07/01/52 1,244,706
1,000,000 Targa Resources Corp 6.050 05/15/56 966,791
500,000 Targa Resources Partners LP 6.500 03/30/34 540,484
900,000 TotalEnergies Capital International S.A. 3.455 02/19/29 883,962
775,000 TotalEnergies Capital International S.A. 2.986 06/29/41 577,288
500,000 TotalEnergies Capital International S.A. 3.461 07/12/49 353,581

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,500,000 TotalEnergies Capital International S.A. 3.127% 05/29/50 $ 991,751
1,000,000 TotalEnergies Capital International S.A. 3.386 06/29/60 642,103
300,000 TotalEnergies Capital S.A. 5.150 04/05/34 306,811
1,000,000 TotalEnergies Capital S.A. 4.724 09/10/34 994,394
1,275,000 TotalEnergies Capital S.A. 5.488 04/05/54 1,223,920
700,000 TotalEnergies Capital S.A. 5.275 09/10/54 652,927
1,925,000 TotalEnergies Capital S.A. 5.638 04/05/64 1,847,188
1,500,000 Totalenergies Capital USA LLC 4.248 01/13/31 1,486,161
1,000,000 Totalenergies Capital USA LLC 4.569 01/13/33 989,875
1,000,000 Totalenergies Capital USA LLC 4.857 01/13/36 984,622
4,000,000 TransCanada PipeLines Ltd 4.100 04/15/30 3,923,699
1,925,000 TransCanada PipeLines Ltd 4.625 03/01/34 1,862,937
100,000 TransCanada PipeLines Ltd 6.200 10/15/37 106,103
200,000 TransCanada PipeLines Ltd 7.625 01/15/39 234,572
125,000 TransCanada PipeLines Ltd 6.100 06/01/40 129,559
1,425,000 TransCanada PipeLines Ltd 5.100 03/15/49 1,314,871
1,000,000 TransCanada PipeLines Ltd 7.000 06/01/65 1,015,162
1,200,000 Transcontinental Gas Pipe Line Co LLC 4.000 03/15/28 1,191,386
500,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 475,287
850,000 Transcontinental Gas Pipe Line Co LLC 4.600 03/15/48 711,354
750,000 Valero Energy Corp 2.150 09/15/27 727,106
342,000 Valero Energy Corp 4.350 06/01/28 342,120
1,000,000 Valero Energy Corp 2.800 12/01/31 900,899
455,000 Valero Energy Corp 7.500 04/15/32 514,942
1,000,000 Valero Energy Corp 5.150 03/10/36 985,772
850,000 Valero Energy Corp 6.625 06/15/37 930,333
300,000 Valero Energy Corp 4.900 03/15/45 262,981
500,000 Valero Energy Corp 3.650 12/01/51 339,385
1,000,000 Valero Energy Corp 4.000 06/01/52 726,475
300,000 Valero Energy Partners LP 4.500 03/15/28 300,062
1,000,000 Veralto Corp 5.450 09/18/33 1,021,181
1,000,000 Viper Energy Partners LLC 4.900 08/01/30 999,340
1,000,000 Viper Energy Partners LLC 5.700 08/01/35 1,007,810
1,000,000 Western Midstream Operating LP 4.300 02/01/30 971,075
2,000,000 Western Midstream Operating LP 6.150 04/01/33 2,087,360
1,500,000 Western Midstream Operating LP 5.450 11/15/34 1,485,331
800,000 Williams Cos, Inc 5.300 08/15/28 816,823
500,000 Williams Cos, Inc 4.800 11/15/29 504,533
1,500,000 Williams Cos, Inc 2.600 03/15/31 1,357,850
1,000,000 Williams Cos, Inc 4.650 08/15/32 988,067
625,000 Williams Cos, Inc 5.650 03/15/33 645,464
1,000,000 Williams Cos, Inc 5.150 03/15/34 1,001,283
1,000,000 Williams Cos, Inc 5.300 09/30/35 999,067
300,000 Williams Cos, Inc 6.300 04/15/40 317,492
300,000 Williams Cos, Inc 5.800 11/15/43 294,013
300,000 Williams Cos, Inc 5.400 03/04/44 279,013
1,000,000 Williams Cos, Inc 4.900 01/15/45 874,739
225,000 Williams Cos, Inc 5.100 09/15/45 203,507
1,700,000 Williams Cos, Inc 4.850 03/01/48 1,450,355
500,000 Williams Cos, Inc 5.300 08/15/52 449,834
1,000,000 Williams Cos, Inc 5.800 11/15/54 962,262
1,000,000 Williams Cos, Inc 6.000 03/15/55 990,966
1,000,000 Woodside Finance Ltd 5.400 05/19/30 1,021,150
1,000,000 Woodside Finance Ltd 5.100 09/12/34 984,265
1,000,000 Woodside Finance Ltd 6.000 05/19/35 1,042,104
575,000 Woodside Finance Ltd 5.700 09/12/54 541,203
1,000,000 WPP 2025 LLC 6.500 03/30/36 985,259
TOTAL ENERGY 370,493,806
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
50,000 Agree LP 2.000 06/15/28 47,348
150,000 Agree LP 2.900 10/01/30 138,550
200,000 Agree LP 4.800 10/01/32 198,081

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Agree LP 2.600% 06/15/33 $ 424,589
500,000 Agree LP 5.625 06/15/34 510,614
200,000 Alexandria Real Estate Equities, Inc 4.500 07/30/29 198,840
425,000 Alexandria Real Estate Equities, Inc 2.750 12/15/29 396,434
100,000 Alexandria Real Estate Equities, Inc 4.700 07/01/30 99,363
275,000 Alexandria Real Estate Equities, Inc 3.375 08/15/31 253,628
450,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 364,272
800,000 Alexandria Real Estate Equities, Inc 2.950 03/15/34 676,243
600,000 Alexandria Real Estate Equities, Inc 4.750 04/15/35 567,402
1,000,000 Alexandria Real Estate Equities, Inc 5.500 10/01/35 995,336
1,000,000 Alexandria Real Estate Equities, Inc 5.250 03/15/36 976,576
1,000,000 Alexandria Real Estate Equities, Inc 5.250 05/15/36 974,731
500,000 Alexandria Real Estate Equities, Inc 4.850 04/15/49 417,363
200,000 Alexandria Real Estate Equities, Inc 5.150 04/15/53 173,742
500,000 (a) Alexandria Real Estate Equities, Inc 5.625 05/15/54 464,868
500,000 American Assets Trust LP 3.375 02/01/31 450,705
500,000 American Assets Trust LP 6.150 10/01/34 495,873
250,000 American Homes 4 Rent LP 2.375 07/15/31 219,991
750,000 American Homes 4 Rent LP 3.625 04/15/32 692,379
1,000,000 American Homes 4 Rent LP 5.500 02/01/34 1,008,750
600,000 American Homes 4 Rent LP 5.250 03/15/35 591,024
250,000 American Homes 4 Rent LP 3.375 07/15/51 163,943
500,000 American Homes 4 Rent LP 4.300 04/15/52 380,405
350,000 American Tower Corp 3.950 03/15/29 344,211
750,000 American Tower Corp 2.900 01/15/30 703,933
1,000,000 American Tower Corp 5.000 01/31/30 1,011,656
1,000,000 American Tower Corp 4.900 03/15/30 1,009,030
750,000 American Tower Corp 2.100 06/15/30 674,973
725,000 American Tower Corp 1.875 10/15/30 639,861
1,000,000 American Tower Corp 2.700 04/15/31 907,349
1,000,000 American Tower Corp 2.300 09/15/31 880,365
500,000 American Tower Corp 4.050 03/15/32 479,009
1,000,000 American Tower Corp 5.650 03/15/33 1,032,799
1,250,000 American Tower Corp 5.900 11/15/33 1,309,180
1,000,000 American Tower Corp 5.450 02/15/34 1,016,563
475,000 American Tower Corp 5.400 01/31/35 479,295
1,300,000 American Tower Corp 5.350 03/15/35 1,308,433
600,000 American Tower Corp 3.700 10/15/49 430,710
425,000 American Tower Corp 3.100 06/15/50 272,851
500,000 American Tower Corp 2.950 01/15/51 308,541
750,000 (a) Americold Realty Operating Partnership LP 5.600 05/15/32 741,919
500,000 Americold Realty Operating Partnership LP 5.409 09/12/34 475,438
200,000 AvalonBay Communities, Inc 3.200 01/15/28 196,319
500,000 AvalonBay Communities, Inc 1.900 12/01/28 470,317
500,000 AvalonBay Communities, Inc 4.350 12/01/30 494,573
450,000 AvalonBay Communities, Inc 5.000 02/15/33 454,198
500,000 AvalonBay Communities, Inc 5.300 12/07/33 513,711
500,000 AvalonBay Communities, Inc 5.350 06/01/34 512,231
1,000,000 AvalonBay Communities, Inc 5.000 08/01/35 991,319
400,000 AvalonBay Communities, Inc 4.150 07/01/47 319,494
200,000 AvalonBay Communities, Inc 4.350 04/15/48 163,440
500,000 Boston Properties LP 6.750 12/01/27 516,790
550,000 Boston Properties LP 4.500 12/01/28 546,364
50,000 Boston Properties LP 3.400 06/21/29 47,928
1,000,000 Boston Properties LP 3.250 01/30/31 922,363
1,000,000 Boston Properties LP 2.550 04/01/32 858,120
1,000,000 Boston Properties LP 2.450 10/01/33 807,493
500,000 Boston Properties LP 6.500 01/15/34 523,442
750,000 Boston Properties LP 5.750 01/15/35 745,883
600,000 Brixmor Operating Partnership LP 4.125 05/15/29 591,856
100,000 Brixmor Operating Partnership LP 2.500 08/16/31 89,006
1,000,000 Brixmor Operating Partnership LP 4.850 02/15/33 982,261

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Brixmor Operating Partnership LP 5.500% 02/15/34 $ 507,078
1,000,000 Brixmor Operating Partnership LP 5.750 02/15/35 1,027,058
500,000 Broadstone Net Lease LLC 2.600 09/15/31 438,912
500,000 Broadstone Net Lease LLC 5.000 11/01/32 491,807
100,000 Camden Property Trust 4.100 10/15/28 99,476
325,000 Camden Property Trust 3.150 07/01/29 311,697
100,000 Camden Property Trust 2.800 05/15/30 93,380
550,000 Camden Property Trust 4.900 02/28/36 533,447
500,000 Camden Property Trust 3.350 11/01/49 341,683
500,000 COPT Defense Properties LP 4.500 10/15/30 493,540
1,000,000 Corporate Office Properties LP 2.000 01/15/29 932,672
175,000 Corporate Office Properties LP 2.750 04/15/31 158,450
500,000 Cousins Properties LP 5.375 02/15/32 503,111
1,000,000 Cousins Properties LP 4.875 03/01/33 962,769
500,000 Cousins Properties LP 5.875 10/01/34 506,367
525,000 Crown Castle, Inc 3.650 09/01/27 518,717
300,000 Crown Castle, Inc 4.300 02/15/29 296,428
1,000,000 Crown Castle, Inc 4.900 09/01/29 1,005,554
500,000 Crown Castle, Inc 3.100 11/15/29 471,880
275,000 Crown Castle, Inc 3.300 07/01/30 257,664
1,050,000 Crown Castle, Inc 2.250 01/15/31 927,323
1,500,000 Crown Castle, Inc 2.100 04/01/31 1,306,915
1,000,000 Crown Castle, Inc 2.500 07/15/31 880,943
1,000,000 Crown Castle, Inc 5.100 05/01/33 985,860
1,000,000 Crown Castle, Inc 5.800 03/01/34 1,024,258
500,000 Crown Castle, Inc 5.200 09/01/34 494,338
500,000 Crown Castle, Inc 2.900 04/01/41 353,319
200,000 Crown Castle, Inc 4.750 05/15/47 166,182
300,000 Crown Castle, Inc 5.200 02/15/49 261,068
500,000 Crown Castle, Inc 4.000 11/15/49 361,811
200,000 Crown Castle, Inc 4.150 07/01/50 149,759
875,000 Crown Castle, Inc 3.250 01/15/51 560,102
250,000 CubeSmart LP 3.000 02/15/30 235,710
450,000 CubeSmart LP 2.000 02/15/31 394,758
700,000 CubeSmart LP 2.500 02/15/32 613,367
1,000,000 CubeSmart LP 5.125 11/01/35 985,475
475,000 Digital Realty Trust LP 3.700 08/15/27 470,070
1,300,000 Digital Realty Trust LP 5.550 01/15/28 1,323,038
300,000 Digital Realty Trust LP 4.450 07/15/28 299,192
1,000,000 Digital Realty Trust LP 3.600 07/01/29 971,251
500,000 EPR Properties 4.750 11/15/30 487,995
1,000,000 EPR Properties 3.600 11/15/31 907,628
1,000,000 Equinix Asia Financing Corp Pte Ltd 4.400 03/15/31 978,895
1,000,000 Equinix Europe 2 Financing Corp LLC 4.700 03/15/33 972,613
1,000,000 Equinix Europe 2 Financing Corp LLC 5.500 06/15/34 1,015,096
1,000,000 Equinix, Inc 3.200 11/18/29 952,093
175,000 Equinix, Inc 2.150 07/15/30 157,276
1,000,000 Equinix, Inc 2.500 05/15/31 892,568
1,500,000 Equinix, Inc 3.400 02/15/52 988,950
1,150,000 ERP Operating LP 3.250 08/01/27 1,133,705
500,000 ERP Operating LP 3.500 03/01/28 492,481
200,000 ERP Operating LP 4.150 12/01/28 199,004
300,000 ERP Operating LP 2.500 02/15/30 279,598
500,000 ERP Operating LP 1.850 08/01/31 437,543
1,000,000 ERP Operating LP 4.650 09/15/34 974,605
425,000 ERP Operating LP 4.500 07/01/44 368,959
100,000 ERP Operating LP 4.000 08/01/47 78,151
1,000,000 Essential Properties LP 5.400 12/01/35 983,002
325,000 Essex Portfolio LP 3.000 01/15/30 306,188
750,000 Essex Portfolio LP 1.650 01/15/31 650,331
600,000 Essex Portfolio LP 5.500 04/01/34 607,528
275,000 Essex Portfolio LP 5.375 04/01/35 277,284

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 Essex Portfolio LP 4.875% 02/15/36 $ 961,173
300,000 Essex Portfolio LP 4.500 03/15/48 245,130
200,000 Extra Space Storage LP 3.875 12/15/27 198,128
500,000 Extra Space Storage LP 3.900 04/01/29 489,579
500,000 Extra Space Storage LP 4.000 06/15/29 492,019
100,000 Extra Space Storage LP 2.200 10/15/30 89,470
500,000 Extra Space Storage LP 5.900 01/15/31 521,970
700,000 Extra Space Storage LP 2.550 06/01/31 625,237
450,000 Extra Space Storage LP 2.400 10/15/31 393,616
500,000 Extra Space Storage LP 2.350 03/15/32 429,022
750,000 Extra Space Storage LP 5.400 02/01/34 756,152
500,000 Extra Space Storage LP 5.400 06/15/35 501,246
50,000 Federal Realty OP LP 3.250 07/15/27 49,269
1,300,000 Federal Realty OP LP 3.200 06/15/29 1,250,673
300,000 Federal Realty OP LP 3.500 06/01/30 286,525
200,000 Federal Realty OP LP 4.500 12/01/44 170,459
500,000 First Industrial LP 5.250 01/15/31 504,838
200,000 GLP Capital LP 5.300 01/15/29 201,735
500,000 GLP Capital LP 4.000 01/15/30 479,925
750,000 GLP Capital LP 3.250 01/15/32 668,604
1,000,000 GLP Capital LP 6.750 12/01/33 1,053,227
1,000,000 GLP Capital LP 5.625 03/01/36 972,598
500,000 Healthcare Realty Holdings LP 3.100 02/15/30 470,611
975,000 Healthcare Realty Holdings LP 2.000 03/15/31 846,608
325,000 Healthpeak OP LLC 2.125 12/01/28 306,097
600,000 Healthpeak OP LLC 3.500 07/15/29 579,848
175,000 Healthpeak OP LLC 2.875 01/15/31 160,551
750,000 Healthpeak OP LLC 4.750 01/15/33 733,649
500,000 Healthpeak OP LLC 5.375 02/15/35 501,542
30,000 Healthpeak OP LLC 6.750 02/01/41 32,404
750,000 Healthpeak Properties Interim, Inc 5.250 12/15/32 754,956
250,000 Highwoods Realty LP 4.200 04/15/29 243,092
500,000 Highwoods Realty LP 3.050 02/15/30 460,889
775,000 Highwoods Realty LP 2.600 02/01/31 685,168
500,000 Highwoods Realty LP 5.350 01/15/33 488,199
250,000 Highwoods Realty LP 7.650 02/01/34 276,811
500,000 Host Hotels & Resorts LP 3.375 12/15/29 474,891
850,000 Host Hotels & Resorts LP 3.500 09/15/30 799,026
200,000 Host Hotels & Resorts LP 2.900 12/15/31 177,805
500,000 Host Hotels & Resorts LP 5.700 06/15/32 511,610
100,000 Host Hotels & Resorts LP 5.700 07/01/34 101,043
1,000,000 Host Hotels & Resorts LP 5.500 04/15/35 992,137
300,000 Invitation Homes Operating Partnership LP 2.300 11/15/28 282,343
500,000 Invitation Homes Operating Partnership LP 5.450 08/15/30 507,864
500,000 Invitation Homes Operating Partnership LP 2.000 08/15/31 427,969
575,000 Invitation Homes Operating Partnership LP 4.150 04/15/32 539,756
500,000 Invitation Homes Operating Partnership LP 4.950 01/15/33 488,286
500,000 Invitation Homes Operating Partnership LP 5.500 08/15/33 500,658
500,000 Invitation Homes Operating Partnership LP 4.875 02/01/35 477,143
250,000 Kilroy Realty LP 4.750 12/15/28 248,071
200,000 Kilroy Realty LP 4.250 08/15/29 193,340
750,000 Kilroy Realty LP 3.050 02/15/30 683,870
1,000,000 Kilroy Realty LP 0.000 10/15/35 964,081
400,000 Kilroy Realty LP 6.250 01/15/36 396,295
500,000 Kimco Realty OP LLC 4.600 02/01/33 491,182
500,000 Kimco Realty OP LLC 4.850 03/01/35 489,801
1,000,000 Kimco Realty OP LLC 5.300 02/01/36 1,010,298
200,000 Kimco Realty OP LLC 4.250 04/01/45 165,144
175,000 Kimco Realty OP LLC 4.125 12/01/46 139,918
100,000 Kimco Realty OP LLC 4.450 09/01/47 82,880
500,000 Kimco Realty OP LLC 3.700 10/01/49 363,856
1,000,000 Kimco Realty OP, LLC 6.400 03/01/34 1,082,150

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Kite Realty Group LP 4.950% 12/15/31 $ 498,133
400,000 Kite Realty Group LP 5.500 03/01/34 403,544
350,000 Kite Realty Group Trust 4.750 09/15/30 349,938
1,000,000 Lineage OP LP 5.250 07/15/30 997,711
750,000 LXP Industrial Trust 2.700 09/15/30 683,813
175,000 Mid-America Apartments LP 2.750 03/15/30 163,919
250,000 Mid-America Apartments LP 1.700 02/15/31 217,923
1,000,000 Mid-America Apartments LP 5.300 02/15/32 1,028,001
700,000 Mid-America Apartments LP 4.650 01/15/33 687,482
500,000 Mid-America Apartments LP 5.000 03/15/34 496,728
500,000 Mid-America Apartments LP 4.950 03/01/35 493,732
150,000 Mid-America Apartments LP 2.875 09/15/51 92,429
500,000 National Health Investors, Inc 3.000 02/01/31 449,876
1,000,000 National Health Investors, Inc 5.350 02/01/33 982,641
300,000 NNN REIT, Inc 2.500 04/15/30 276,121
500,000 NNN REIT, Inc 4.600 02/15/31 496,979
200,000 NNN REIT, Inc 5.600 10/15/33 205,813
1,000,000 NNN REIT, Inc 5.500 06/15/34 1,015,203
500,000 NNN REIT, Inc 3.100 04/15/50 318,716
1,000,000 NNN REIT, Inc 3.000 04/15/52 615,070
825,000 OMEGA Healthcare Investors, Inc 4.750 01/15/28 824,293
500,000 OMEGA Healthcare Investors, Inc 5.200 07/01/30 502,031
500,000 OMEGA Healthcare Investors, Inc 3.375 02/01/31 462,112
1,000,000 (a) OMEGA Healthcare Investors, Inc 3.250 04/15/33 880,198
350,000 Phillips Edison Grocery Center Operating Partnership I LP 2.625 11/15/31 309,956
500,000 Phillips Edison Grocery Center Operating Partnership I LP 4.750 03/15/33 487,893
500,000 Phillips Edison Grocery Center Operating Partnership I LP 5.750 07/15/34 512,988
500,000 Phillips Edison Grocery Center Operating Partnership I LP 4.950 01/15/35 484,283
200,000 Physicians Realty LP 3.950 01/15/28 197,870
1,000,000 Physicians Realty LP 2.625 11/01/31 886,439
1,000,000 Piedmont Operating Partnership LP 2.750 04/01/32 840,225
1,000,000 Piedmont Operating Partnership LP 5.625 01/15/33 971,752
500,000 Prologis LP 2.250 04/15/30 460,418
100,000 Prologis LP 4.375 09/15/48 82,489
500,000 Prologis LP 3.000 04/15/50 322,956
500,000 Prologis LP 2.125 10/15/50 265,225
225,000 ProLogis LP 2.875 11/15/29 213,349
200,000 ProLogis LP 1.750 07/01/30 178,529
500,000 ProLogis LP 4.750 01/15/31 505,151
1,000,000 ProLogis LP 4.625 01/15/33 989,381
750,000 ProLogis LP 4.750 06/15/33 743,695
750,000 ProLogis LP 5.125 01/15/34 758,202
1,000,000 ProLogis LP 5.000 03/15/34 1,002,292
1,000,000 ProLogis LP 5.000 01/31/35 996,470
500,000 ProLogis LP 5.250 05/15/35 508,236
500,000 ProLogis LP 3.050 03/01/50 325,137
750,000 ProLogis LP 5.250 06/15/53 698,886
750,000 ProLogis LP 5.250 03/15/54 699,418
200,000 Public Storage 3.094 09/15/27 197,076
750,000 Public Storage 1.950 11/09/28 707,900
500,000 Public Storage 3.385 05/01/29 487,742
250,000 Public Storage 2.250 11/09/31 221,784
1,000,000 Public Storage 5.350 08/01/53 943,066
1,000,000 Public Storage Operating Co 5.000 07/01/35 1,001,747
1,000,000 Rayonier LP 2.750 05/17/31 898,857
1,000,000 Realty Income Corp 2.100 03/15/28 958,197
500,000 Realty Income Corp 4.750 02/15/29 504,886
500,000 Realty Income Corp 3.250 06/15/29 480,907
500,000 Realty Income Corp 4.000 07/15/29 494,407
500,000 Realty Income Corp 3.100 12/15/29 476,267
300,000 Realty Income Corp 3.400 01/15/30 287,687
750,000 Realty Income Corp 3.250 01/15/31 705,228

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Realty Income Corp 3.200% 02/15/31 $ 468,722
1,500,000 Realty Income Corp 4.500 02/01/33 1,462,308
750,000 Realty Income Corp 1.800 03/15/33 618,522
1,000,000 (c) Realty Income Corp 4.750 04/15/33 986,411
750,000 Realty Income Corp 4.900 07/15/33 747,988
500,000 Realty Income Corp 5.125 02/15/34 503,356
500,000 Realty Income Corp 5.125 04/15/35 500,138
300,000 Realty Income Corp 4.650 03/15/47 258,181
500,000 Realty Income Corp 5.375 09/01/54 475,284
200,000 Regency Centers Corp 5.250 01/15/34 202,161
125,000 Regency Centers LP 4.125 03/15/28 124,651
425,000 Regency Centers LP 2.950 09/15/29 405,101
500,000 Regency Centers LP 3.700 06/15/30 485,118
500,000 Regency Centers LP 4.500 03/15/33 487,569
425,000 Regency Centers LP 5.100 01/15/35 423,583
200,000 Regency Centers LP 4.400 02/01/47 166,394
300,000 Regency Centers LP 4.650 03/15/49 253,111
500,000 Rexford Industrial Realty LP 5.000 06/15/28 504,678
500,000 Rexford Industrial Realty LP 2.125 12/01/30 442,574
1,000,000 Sabra Health Care LP 3.200 12/01/31 902,945
500,000 Safehold GL Holdings LLC 2.800 06/15/31 452,862
500,000 (a) Safehold GL Holdings LLC 6.100 04/01/34 525,398
500,000 Safehold GL Holdings LLC 5.650 01/15/35 505,667
750,000 Simon Property Group LP 2.650 07/15/30 696,502
1,000,000 Simon Property Group LP 4.300 01/15/31 985,534
1,000,000 Simon Property Group LP 2.200 02/01/31 896,289
500,000 Simon Property Group LP 2.250 01/15/32 437,263
500,000 Simon Property Group LP 2.650 02/01/32 445,786
1,000,000 Simon Property Group LP 5.500 03/08/33 1,035,527
500,000 Simon Property Group LP 6.250 01/15/34 537,534
1,000,000 Simon Property Group LP 4.750 09/26/34 978,540
1,000,000 Simon Property Group LP 5.125 10/01/35 1,001,574
500,000 Simon Property Group LP 4.250 10/01/44 411,522
300,000 Simon Property Group LP 4.250 11/30/46 243,291
500,000 Simon Property Group LP 3.250 09/13/49 335,043
750,000 Simon Property Group LP 3.800 07/15/50 552,550
1,000,000 Simon Property Group LP 5.850 03/08/53 996,728
500,000 Simon Property Group LP 6.650 01/15/54 547,801
500,000 STORE Capital Corp 2.750 11/18/30 449,772
1,000,000 Store Capital LLC 5.400 04/30/30 1,004,605
1,000,000 (b) Store Capital LLC 4.950 02/11/31 991,288
500,000 Sun Communities Operating LP 2.300 11/01/28 473,174
1,000,000 Sun Communities Operating LP 4.200 04/15/32 952,070
250,000 Tanger Properties LP 3.875 07/15/27 247,953
500,000 Tanger Properties LP 2.750 09/01/31 446,522
1,000,000 UDR, Inc 3.000 08/15/31 915,398
750,000 UDR, Inc 2.100 08/01/32 634,579
500,000 UDR, Inc 1.900 03/15/33 409,128
300,000 UDR, Inc 5.125 09/01/34 297,701
300,000 UDR, Inc 3.100 11/01/34 256,675
1,000,000 Ventas Realty LP 5.100 07/15/32 1,005,504
1,000,000 Ventas Realty LP 5.625 07/01/34 1,025,519
1,000,000 Ventas Realty LP 5.000 01/15/35 981,232
700,000 Ventas Realty LP 5.000 02/15/36 684,233
300,000 Ventas Realty LP 4.375 02/01/45 248,169
300,000 Ventas Realty LP 4.875 04/15/49 257,600
750,000 VICI Properties LP 4.950 02/15/30 748,800
1,000,000 VICI Properties LP 5.125 11/15/31 992,729
1,000,000 VICI Properties LP 5.750 04/01/34 1,009,194
1,000,000 VICI Properties LP 5.625 04/01/35 995,333
1,000,000 VICI Properties LP 5.625 05/15/52 893,404
600,000 Welltower OP LLC 4.250 04/15/28 599,516

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Welltower OP LLC 4.125% 03/15/29 $ 497,376
425,000 Welltower OP LLC 3.100 01/15/30 404,342
400,000 Welltower OP LLC 2.750 01/15/31 367,841
1,000,000 Welltower OP LLC 2.800 06/01/31 915,641
500,000 Welltower OP LLC 2.750 01/15/32 449,612
150,000 Welltower OP LLC 3.850 06/15/32 142,920
2,000,000 Welltower OP LLC 5.125 07/01/35 2,007,454
300,000 Welltower OP LLC 4.950 09/01/48 269,636
500,000 Weyerhaeuser Co 4.000 11/15/29 489,952
500,000 Weyerhaeuser Co 4.000 04/15/30 486,639
304,000 Weyerhaeuser Co 7.375 03/15/32 338,873
300,000 Weyerhaeuser Co 3.375 03/09/33 270,102
500,000 Weyerhaeuser Co 4.000 03/09/52 367,719
1,000,000 WP Carey, Inc 4.650 07/15/30 993,527
750,000 WP Carey, Inc 2.400 02/01/31 671,074
500,000 WP Carey, Inc 2.450 02/01/32 435,390
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 186,566,432
FINANCIAL SERVICES - 2.6%
1,000,000 AerCap Ireland Capital DAC 4.875 04/01/28 1,006,900
1,500,000 AerCap Ireland Capital DAC 4.625 09/10/29 1,497,037
1,000,000 AerCap Ireland Capital DAC 6.150 09/30/30 1,050,886
1,500,000 AerCap Ireland Capital DAC 4.375 11/15/30 1,473,208
1,500,000 AerCap Ireland Capital DAC 5.375 12/15/31 1,523,618
700,000 AerCap Ireland Capital DAC 3.300 01/30/32 635,758
1,000,000 AerCap Ireland Capital DAC 4.750 01/15/33 971,960
2,000,000 AerCap Ireland Capital DAC 3.400 10/29/33 1,769,500
1,000,000 AerCap Ireland Capital DAC 5.300 01/19/34 995,141
1,500,000 AerCap Ireland Capital DAC 4.950 09/10/34 1,457,884
1,000,000 AerCap Ireland Capital DAC 5.000 11/15/35 965,947
800,000 AerCap Ireland Capital DAC 3.850 10/29/41 637,428
250,000 AerCap Ireland Capital DAC 6.950 03/10/55 255,869
750,000 AerCap Ireland Capital DAC 6.500 01/31/56 750,772
500,000 Affiliated Managers Group, Inc 5.500 08/20/34 496,119
1,000,000 Affiliated Managers Group, Inc 5.500 02/15/36 985,687
2,400,000 African Development Bank 3.875 06/12/28 2,401,939
3,000,000 African Development Bank 4.000 03/18/30 3,008,101
2,000,000 African Development Bank 4.125 01/22/36 1,959,815
400,000 Ally Financial, Inc 7.100 11/15/27 415,074
1,000,000 Ally Financial, Inc 2.200 11/02/28 941,214
1,500,000 Ally Financial, Inc 6.992 06/13/29 1,562,336
500,000 Ally Financial, Inc 6.848 01/03/30 521,513
750,000 Ally Financial, Inc 5.543 01/17/31 755,023
1,500,000 Ally Financial, Inc 8.000 11/01/31 1,663,240
1,000,000 Ally Financial, Inc 5.548 07/31/33 982,279
1,000,000 Ally Financial, Inc 6.184 07/26/35 1,002,905
1,500,000 American Express Co 5.850 11/05/27 1,535,609
1,000,000 American Express Co 5.043 07/26/28 1,008,607
575,000 American Express Co 4.050 05/03/29 572,730
1,000,000 American Express Co 4.351 07/20/29 999,286
1,000,000 American Express Co 5.282 07/27/29 1,017,037
1,000,000 American Express Co 5.532 04/25/30 1,029,652
1,500,000 American Express Co 5.085 01/30/31 1,525,372
1,000,000 American Express Co 5.016 04/25/31 1,016,651
1,500,000 American Express Co 6.489 10/30/31 1,611,313
1,000,000 American Express Co 4.456 02/10/32 989,645
2,700,000 American Express Co 4.989 05/26/33 2,686,078
875,000 American Express Co 4.918 07/20/33 876,599
1,000,000 American Express Co 4.420 08/03/33 975,431
2,000,000 American Express Co 5.043 05/01/34 2,003,032
1,000,000 American Express Co 5.625 07/28/34 1,021,951
500,000 American Express Co 5.915 04/25/35 517,679
1,000,000 American Express Co 5.284 07/26/35 1,009,287

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 650,000 American Express Co 5.442% 01/30/36 $ 661,670
1,000,000 American Express Co 5.667 04/25/36 1,033,520
1,000,000 American Express Co 5.412 02/08/41 992,267
525,000 American Express Co 4.050 12/03/42 435,528
350,000 Ameriprise Financial, Inc 4.500 05/13/32 347,047
650,000 Ameriprise Financial, Inc 5.150 05/15/33 661,335
825,000 Ameriprise Financial, Inc 5.200 04/15/35 822,775
1,000,000 Andrew W Mellon Foundation 0.947 08/01/27 960,877
500,000 (b) Apollo Debt Solutions BDC 5.200 12/08/28 493,794
500,000 Apollo Debt Solutions BDC 5.875 08/30/30 492,134
500,000 (b) Apollo Debt Solutions BDC 5.700 01/23/31 487,763
1,100,000 Apollo Debt Solutions BDC 6.700 07/29/31 1,112,846
500,000 Apollo Debt Solutions BDC 6.550 03/15/32 501,918
500,000 Apollo Global Management, Inc 4.600 01/15/31 495,301
1,000,000 Apollo Global Management, Inc 5.700 03/30/36 1,000,888
750,000 Apollo Global Management, Inc 5.800 05/21/54 698,548
1,000,000 Apollo Global Management, Inc 6.000 12/15/54 937,600
750,000 Ares Capital Corp 2.875 06/15/28 708,159
1,000,000 Ares Capital Corp 5.950 07/15/29 1,004,935
500,000 Ares Capital Corp 5.500 09/01/30 491,084
1,000,000 Ares Capital Corp 5.100 01/15/31 961,497
750,000 Ares Capital Corp 3.200 11/15/31 649,022
1,000,000 (a) Ares Capital Corp 5.800 03/08/32 986,639
500,000 Ares Management Corp 6.375 11/10/28 519,779
1,000,000 Ares Management Corp 5.600 10/11/54 880,850
500,000 Ares Strategic Income Fund 5.700 03/15/28 499,224
1,000,000 Ares Strategic Income Fund 5.600 02/15/30 973,048
1,000,000 (b) Ares Strategic Income Fund 5.800 09/09/30 972,388
1,000,000 (b) Ares Strategic Income Fund 5.150 01/15/31 944,470
500,000 (b) Ares Strategic Income Fund 5.550 04/15/31 478,989
500,000 Ares Strategic Income Fund 6.200 03/21/32 490,054
300,000 (a) Bain Capital Specialty Finance, Inc 5.950 03/15/30 290,446
1,500,000 Bank of ,NV Scotia 4.338 09/15/31 1,479,913
1,000,000 Bank of ,NV Scotia 4.813 02/02/34 985,801
1,000,000 Bank of New York Mellon Corp 3.400 01/29/28 987,664
600,000 Bank of New York Mellon Corp 3.850 04/28/28 597,368
2,000,000 Bank of New York Mellon Corp 1.650 07/14/28 1,890,885
400,000 Bank of New York Mellon Corp 3.300 08/23/29 385,412
1,000,000 Bank of New York Mellon Corp 6.317 10/25/29 1,046,984
1,000,000 Bank of New York Mellon Corp 4.975 03/14/30 1,016,806
500,000 Bank of New York Mellon Corp 4.596 07/26/30 502,727
1,500,000 Bank of New York Mellon Corp 1.650 01/28/31 1,321,855
1,000,000 Bank of New York Mellon Corp 4.942 02/11/31 1,013,193
1,000,000 Bank of New York Mellon Corp 1.800 07/28/31 871,768
1,000,000 Bank of New York Mellon Corp 5.060 07/22/32 1,019,339
500,000 Bank of New York Mellon Corp 4.289 06/13/33 486,831
1,000,000 Bank of New York Mellon Corp 5.834 10/25/33 1,060,010
1,000,000 Bank of New York Mellon Corp 4.706 02/01/34 988,124
1,000,000 Bank of New York Mellon Corp 4.967 04/26/34 1,002,557
1,000,000 Bank of New York Mellon Corp 6.474 10/25/34 1,093,021
500,000 Bank of New York Mellon Corp 5.188 03/14/35 506,957
500,000 Bank of New York Mellon Corp 5.225 11/20/35 507,088
450,000 Bank of New York Mellon Corp 5.606 07/21/39 457,959
500,000 Barings BDC, Inc 5.200 09/15/28 488,539
500,000 (b) Barings Private Credit Corp 6.150 06/11/30 483,891
800,000 (a) Berkshire Hathaway, Inc 4.500 02/11/43 726,467
500,000 BGC Group, Inc 8.000 05/25/28 527,012
500,000 BGC Group, Inc 6.600 06/10/29 515,865
750,000 BGC Group, Inc 6.150 04/02/30 762,820
1,000,000 BlackRock Funding, Inc 4.700 03/14/29 1,015,544
1,000,000 BlackRock Funding, Inc 5.000 03/14/34 1,014,419
1,000,000 BlackRock Funding, Inc 5.250 03/14/54 930,194

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 BlackRock Funding, Inc 5.350% 01/08/55 $ 946,626
850,000 BlackRock, Inc 3.250 04/30/29 827,207
1,450,000 BlackRock, Inc 1.900 01/28/31 1,291,783
750,000 BlackRock, Inc 2.100 02/25/32 655,262
1,000,000 BlackRock, Inc 4.750 05/25/33 1,005,236
1,000,000 Blackstone Private Credit Fund 3.250 03/15/27 974,990
500,000 Blackstone Private Credit Fund 7.300 11/27/28 510,232
1,000,000 Blackstone Private Credit Fund 5.950 07/16/29 985,223
500,000 Blackstone Private Credit Fund 5.600 11/22/29 486,363
1,000,000 Blackstone Private Credit Fund 5.050 09/10/30 942,803
500,000 Blackstone Private Credit Fund 6.250 01/25/31 493,890
625,000 Blackstone Private Credit Fund 6.000 01/29/32 606,112
500,000 Blackstone Private Credit Fund 6.000 11/22/34 467,426
750,000 Blackstone Reg Finance Co LLC 5.000 12/06/34 734,192
1,000,000 Blackstone Reg Finance Co LLC 4.950 02/15/36 965,110
500,000 Blackstone Secured Lending Fund 5.875 11/15/27 501,647
1,200,000 Blackstone Secured Lending Fund 5.350 04/13/28 1,190,939
500,000 Blackstone Secured Lending Fund 5.250 09/04/29 489,886
500,000 (a) Blackstone Secured Lending Fund 5.125 01/31/31 478,841
1,000,000 Blue Owl Capital Corp 2.875 06/11/28 929,589
500,000 Blue Owl Capital Corp 6.200 07/15/30 492,774
1,000,000 Blue Owl Capital Corp III 3.125 04/13/27 970,798
750,000 Blue Owl Credit Income Corp 7.750 09/16/27 760,515
700,000 Blue Owl Credit Income Corp 7.950 06/13/28 717,097
1,000,000 Blue Owl Credit Income Corp 5.800 03/15/30 964,235
500,000 (a) Blue Owl Credit Income Corp 6.650 03/15/31 493,165
1,500,000 Blue Owl Finance LLC 6.250 04/18/34 1,442,073
1,000,000 (a) Blue Owl Technology Finance Corp 6.750 04/04/29 984,095
1,000,000 Brookfield Asset Management Ltd 5.795 04/24/35 1,018,919
1,000,000 Brookfield Asset Management Ltd 5.298 01/15/36 977,089
200,000 Brookfield Asset Management Ltd 6.077 09/15/55 197,581
500,000 Brookfield Capital Finance LLC 6.087 06/14/33 521,461
600,000 Brookfield Finance, Inc 4.850 03/29/29 602,707
500,000 Brookfield Finance, Inc 6.350 01/05/34 530,109
500,000 Brookfield Finance, Inc 5.675 01/15/35 504,307
725,000 Brookfield Finance, Inc 4.700 09/20/47 602,222
1,000,000 Brookfield Finance, Inc 3.500 03/30/51 664,454
1,000,000 Brookfield Finance, Inc 3.625 02/15/52 676,033
500,000 Brookfield Finance, Inc 5.813 03/03/55 473,647
1,000,000 California Endowment 2.498 04/01/51 588,156
2,700,000 Capital One Financial Corp 3.800 01/31/28 2,668,292
2,000,000 Capital One Financial Corp 5.468 02/01/29 2,030,201
2,000,000 Capital One Financial Corp 3.273 03/01/30 1,925,813
750,000 Capital One Financial Corp 5.247 07/26/30 760,141
1,000,000 Capital One Financial Corp 5.463 07/26/30 1,020,715
1,000,000 Capital One Financial Corp 4.493 09/11/31 981,865
1,000,000 Capital One Financial Corp 7.624 10/30/31 1,104,497
1,000,000 Capital One Financial Corp 4.722 01/30/32 984,834
2,525,000 Capital One Financial Corp 2.359 07/29/32 2,176,776
1,000,000 Capital One Financial Corp 2.618 11/02/32 877,081
1,000,000 Capital One Financial Corp 5.817 02/01/34 1,023,169
1,000,000 Capital One Financial Corp 6.377 06/08/34 1,053,862
1,000,000 Capital One Financial Corp 6.051 02/01/35 1,033,419
1,000,000 Capital One Financial Corp 5.884 07/26/35 1,024,248
325,000 Capital One Financial Corp 6.183 01/30/36 330,575
250,000 Capital One Financial Corp 5.197 09/11/36 242,357
1,000,000 Capital One Financial Corp 5.399 01/30/37 979,867
500,000 Capital Southwest Corp 5.950 09/18/30 490,305
1,000,000 Carlyle Group, Inc 5.050 09/19/35 964,843
500,000 (a) Carlyle Secured Lending, Inc 6.750 02/18/30 495,402
500,000 Carlyle Secured Lending, Inc 5.750 02/15/31 472,177
200,000 Charles Schwab Corp 3.200 01/25/28 196,762

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 2,000,000 Charles Schwab Corp 2.000% 03/20/28 $ 1,918,544
300,000 Charles Schwab Corp 4.000 02/01/29 298,820
1,000,000 Charles Schwab Corp 5.643 05/19/29 1,027,450
1,500,000 Charles Schwab Corp 6.196 11/17/29 1,567,715
1,500,000 Charles Schwab Corp 1.650 03/11/31 1,307,035
1,500,000 Charles Schwab Corp 2.300 05/13/31 1,349,260
1,000,000 Charles Schwab Corp 1.950 12/01/31 870,350
1,000,000 Charles Schwab Corp 2.900 03/03/32 905,333
750,000 Charles Schwab Corp 6.136 08/24/34 798,290
1,000,000 Charles Schwab Corp 4.914 11/14/36 972,014
1,500,000 CI Financial Corp 3.200 12/17/30 1,333,835
500,000 CME Group, Inc 3.750 06/15/28 496,263
1,500,000 CME Group, Inc 2.650 03/15/32 1,358,109
400,000 CME Group, Inc 5.300 09/15/43 393,597
500,000 CME Group, Inc 4.150 06/15/48 409,682
1,000,000 Consumers 2023 Securitization Funding LLC 5.210 09/01/30 1,017,069
1,250,000 Corebridge Financial, Inc 3.900 04/05/32 1,172,245
750,000 Corebridge Financial, Inc 6.050 09/15/33 784,013
475,000 Corebridge Financial, Inc 5.750 01/15/34 487,198
1,000,000 Corebridge Financial, Inc 4.350 04/05/42 821,829
500,000 Corebridge Financial, Inc 4.400 04/05/52 389,482
1,000,000 Corebridge Financial, Inc 6.875 12/15/52 1,007,570
1,000,000 DH Europe Finance II Sarl 3.400 11/15/49 701,738
500,000 Discover Financial Services 6.700 11/29/32 543,224
1,500,000 Discover Financial Services 7.964 11/02/34 1,720,272
1,000,000 Enact Holdings, Inc 6.250 05/28/29 1,029,192
750,000 Equitable Holdings, Inc 5.594 01/11/33 764,990
662,000 Equitable Holdings, Inc 5.000 04/20/48 572,981
1,000,000 Essent Group Ltd 6.250 07/01/29 1,034,425
1,000,000 FactSet Research Systems, Inc 2.900 03/01/27 982,948
1,500,000 Fidelity National Information Services, Inc 4.550 03/10/29 1,492,927
825,000 Fidelity National Information Services, Inc 4.800 03/10/31 818,525
2,500,000 Fidelity National Information Services, Inc 5.100 07/15/32 2,491,125
425,000 Fidelity National Information Services, Inc 3.100 03/01/41 305,342
1,125,000 Fiserv, Inc 3.500 07/01/29 1,077,529
1,000,000 Fiserv, Inc 4.750 03/15/30 990,973
2,175,000 Fiserv, Inc 2.650 06/01/30 1,980,459
1,000,000 Fiserv, Inc 5.350 03/15/31 1,009,823
1,000,000 Fiserv, Inc 5.625 08/21/33 1,009,372
700,000 Fiserv, Inc 5.450 03/15/34 696,521
1,000,000 Fiserv, Inc 5.150 08/12/34 971,297
750,000 Ford Foundation 2.415 06/01/50 442,073
525,000 Ford Foundation 2.815 06/01/70 292,680
750,000 Franklin BSP Capital Corp 7.200 06/15/29 754,283
1,000,000 (b) Franklin BSP Capital Corp 6.000 10/02/30 952,597
750,000 Franklin Resources, Inc 1.600 10/30/30 660,270
500,000 Franklin Resources, Inc 2.950 08/12/51 307,940
1,608,000 GE Capital Funding LLC 4.550 05/15/32 1,603,517
500,000 Global Payments, Inc 4.450 06/01/28 495,841
475,000 Global Payments, Inc 3.200 08/15/29 448,000
500,000 Global Payments, Inc 5.300 08/15/29 503,428
325,000 Global Payments, Inc 2.900 05/15/30 297,063
1,500,000 Global Payments, Inc 4.875 11/15/30 1,473,061
500,000 Global Payments, Inc 5.400 08/15/32 495,860
1,000,000 Global Payments, Inc 5.400 03/15/33 975,972
500,000 (a) Global Payments, Inc 5.950 08/15/52 460,102
1,000,000 Goldman Sachs BDC, Inc 6.375 03/11/27 1,005,001
500,000 (a) Goldman Sachs BDC, Inc 5.650 09/09/30 480,598
2,000,000 Goldman Sachs Group, Inc 4.482 08/23/28 1,999,962
4,525,000 Goldman Sachs Group, Inc 3.814 04/23/29 4,463,747
2,550,000 Goldman Sachs Group, Inc 4.223 05/01/29 2,535,612
2,000,000 Goldman Sachs Group, Inc 6.484 10/24/29 2,092,289

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Goldman Sachs Group, Inc 2.600% 02/07/30 $ 465,112
2,000,000 Goldman Sachs Group, Inc 5.727 04/25/30 2,063,382
2,000,000 Goldman Sachs Group, Inc 5.049 07/23/30 2,024,095
2,000,000 Goldman Sachs Group, Inc 4.692 10/23/30 2,001,566
3,000,000 Goldman Sachs Group, Inc 5.207 01/28/31 3,048,110
3,000,000 Goldman Sachs Group, Inc 5.218 04/23/31 3,050,595
3,500,000 Goldman Sachs Group, Inc 4.369 10/21/31 3,431,842
2,000,000 Goldman Sachs Group, Inc 4.516 01/21/32 1,969,684
2,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 1,755,265
2,050,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,841,419
1,500,000 Goldman Sachs Group, Inc 2.650 10/21/32 1,331,671
2,000,000 Goldman Sachs Group, Inc 3.102 02/24/33 1,806,298
3,000,000 Goldman Sachs Group, Inc 6.561 10/24/34 3,261,577
2,400,000 Goldman Sachs Group, Inc 5.851 04/25/35 2,490,415
3,000,000 Goldman Sachs Group, Inc 5.330 07/23/35 3,010,160
4,000,000 Goldman Sachs Group, Inc 5.016 10/23/35 3,926,015
3,000,000 Goldman Sachs Group, Inc 5.536 01/28/36 3,049,458
3,500,000 Goldman Sachs Group, Inc 4.939 10/21/36 3,389,455
2,000,000 Goldman Sachs Group, Inc 5.065 01/21/37 1,955,344
900,000 Goldman Sachs Group, Inc 6.750 10/01/37 970,808
2,425,000 Goldman Sachs Group, Inc 4.017 10/31/38 2,116,911
1,525,000 Goldman Sachs Group, Inc 4.411 04/23/39 1,365,758
2,475,000 Goldman Sachs Group, Inc 6.250 02/01/41 2,605,205
5,000,000 Goldman Sachs Group, Inc 5.387 02/02/41 4,830,754
1,900,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,408,812
2,000,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,504,949
1,225,000 Goldman Sachs Group, Inc 4.800 07/08/44 1,080,027
1,650,000 Goldman Sachs Group, Inc 5.150 05/22/45 1,475,593
200,000 Goldman Sachs Group, Inc 4.750 10/21/45 173,226
3,000,000 Goldman Sachs Group, Inc 5.561 11/19/45 2,886,101
925,000 Goldman Sachs Group, Inc 5.541 01/21/47 881,484
1,500,000 Goldman Sachs Group, Inc 5.734 01/28/56 1,464,495
500,000 (b) Goldman Sachs Private Credit Corp 5.375 01/31/29 491,458
1,000,000 (b) Goldman Sachs Private Credit Corp 6.250 05/06/30 987,866
650,000 (a),(b) Goldman Sachs Private Credit Corp 5.875 01/31/31 630,629
300,000 Golub Capital BDC, Inc 7.050 12/05/28 306,826
700,000 Golub Capital BDC, Inc 6.000 07/15/29 697,731
1,000,000 (b) Golub Capital Private Credit Fund 5.450 08/15/28 986,197
500,000 (b) Golub Capital Private Credit Fund 5.600 04/15/31 477,135
1,000,000 HA Sustainable Infrastructure Capital, Inc 6.150 01/15/31 1,017,825
1,325,000 HA Sustainable Infrastructure Capital, Inc 6.375 07/01/34 1,333,773
675,000 HA Sustainable Infrastructure Capital, Inc 6.750 07/15/35 693,142
650,000 HA Sustainable Infrastructure Capital, Inc 6.000 03/15/36 630,661
1,000,000 (b) HPS Corporate Lending Fund 5.850 06/05/30 976,047
1,000,000 (b) HPS Corporate Lending Fund 5.450 11/15/30 956,236
1,000,000 (b) HPS Corporate Lending Fund 5.650 04/02/31 959,295
1,000,000 HPS Corporate Lending Fund 5.950 04/14/32 966,165
1,500,000 Intercontinental Exchange, Inc 2.100 06/15/30 1,362,043
1,000,000 Intercontinental Exchange, Inc 4.200 03/15/31 985,876
1,500,000 Intercontinental Exchange, Inc 5.250 06/15/31 1,544,166
1,000,000 Intercontinental Exchange, Inc 1.850 09/15/32 842,390
750,000 Intercontinental Exchange, Inc 4.600 03/15/33 739,543
775,000 Intercontinental Exchange, Inc 2.650 09/15/40 558,131
575,000 Intercontinental Exchange, Inc 4.250 09/21/48 457,745
1,000,000 Intercontinental Exchange, Inc 3.000 06/15/50 638,238
1,000,000 Intercontinental Exchange, Inc 4.950 06/15/52 880,166
1,000,000 Intercontinental Exchange, Inc 3.000 09/15/60 572,046
1,250,000 Intercontinental Exchange, Inc 5.200 06/15/62 1,107,317
3,000,000 International Finance Corp 3.875 07/02/30 2,993,890
200,000 Invesco Finance plc 5.375 11/30/43 189,713
500,000 Jackson Financial, Inc 3.125 11/23/31 444,835
500,000 Jackson Financial, Inc 5.670 06/08/32 501,627

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Jackson Financial, Inc 4.000% 11/23/51 $ 333,013
1,000,000 Janus Henderson US Holdings, Inc 5.450 09/10/34 997,021
500,000 Jefferies Financial Group, Inc 5.875 07/21/28 510,535
1,000,000 Jefferies Financial Group, Inc 2.625 10/15/31 869,684
1,000,000 Jefferies Financial Group, Inc 2.750 10/15/32 846,768
1,500,000 Jefferies Financial Group, Inc 6.200 04/14/34 1,529,718
1,000,000 Jefferies Financial Group, Inc 5.500 02/15/36 959,794
600,000 Jefferies Group, Inc 6.450 06/08/27 611,042
1,500,000 KKR & Co, Inc 5.100 08/07/35 1,451,139
3,000,000 Kreditanstalt fuer Wiederaufbau 4.750 10/29/30 3,101,342
3,000,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 3,029,826
500,000 Ladder Capital Finance Holdings LLLP 5.500 08/01/30 500,979
2,000,000 Landwirtschaftliche Rentenbank 3.875 06/14/28 2,001,615
1,000,000 Landwirtschaftliche Rentenbank 4.125 05/28/30 1,007,072
1,000,000 Landwirtschaftliche Rentenbank 5.000 10/24/33 1,049,590
325,000 Lazard Group LLC 4.500 09/19/28 323,522
425,000 Lazard Group LLC 4.375 03/11/29 420,047
500,000 Lazard Group LLC 5.625 08/01/35 498,925
400,000 Legg Mason, Inc 5.625 01/15/44 386,613
1,000,000 Lloyds Banking Group plc 4.425 11/04/31 985,940
700,000 Lloyds Banking Group plc 5.668 02/10/47 680,935
1,000,000 LPL Holdings, Inc 5.200 03/15/30 1,007,328
500,000 LPL Holdings, Inc 5.150 06/15/30 502,175
750,000 LPL Holdings, Inc 6.000 05/20/34 764,964
500,000 LPL Holdings, Inc 5.650 03/15/35 495,717
500,000 LPL Holdings, Inc 5.750 06/15/35 498,021
500,000 Main Street Capital Corp 6.500 06/04/27 504,277
500,000 (a) Main Street Capital Corp 6.950 03/01/29 514,458
1,000,000 Marex Group plc 6.404 11/04/29 1,029,871
1,000,000 Mastercard, Inc 2.950 06/01/29 963,803
625,000 Mastercard, Inc 1.900 03/15/31 556,028
1,500,000 Mastercard, Inc 2.000 11/18/31 1,325,749
1,000,000 Mastercard, Inc 4.850 03/09/33 1,013,488
1,500,000 Mastercard, Inc 4.875 05/09/34 1,508,555
200,000 Mastercard, Inc 3.800 11/21/46 154,806
300,000 Mastercard, Inc 3.950 02/26/48 233,974
1,000,000 Mastercard, Inc 3.650 06/01/49 735,973
350,000 Mastercard, Inc 3.850 03/26/50 266,231
850,000 Mastercard, Inc 2.950 03/15/51 543,339
300,000 Moody's Corp 4.250 02/01/29 299,861
500,000 Moody's Corp 4.250 08/08/32 485,441
1,000,000 Moody's Corp 2.750 08/19/41 704,752
200,000 Moody's Corp 5.250 07/15/44 187,713
300,000 Moody's Corp 4.875 12/17/48 261,984
750,000 Moody's Corp 3.250 05/20/50 494,286
1,000,000 Moody's Corp 3.750 02/25/52 721,552
1,575,000 Morgan Stanley 3.591 07/22/28 1,556,486
1,500,000 Morgan Stanley 6.296 10/18/28 1,539,256
2,500,000 Morgan Stanley 5.164 04/20/29 2,528,796
2,225,000 Morgan Stanley 5.449 07/20/29 2,264,670
3,000,000 Morgan Stanley 4.133 10/18/29 2,965,195
2,500,000 Morgan Stanley 6.407 11/01/29 2,609,240
3,500,000 Morgan Stanley 5.173 01/16/30 3,549,226
3,475,000 Morgan Stanley 4.431 01/23/30 3,459,356
1,900,000 Morgan Stanley 5.656 04/18/30 1,954,571
2,175,000 Morgan Stanley 5.042 07/19/30 2,200,159
2,775,000 Morgan Stanley 4.654 10/18/30 2,773,856
1,675,000 Morgan Stanley 5.230 01/15/31 1,700,762
5,000,000 Morgan Stanley 2.699 01/22/31 4,642,617
1,500,000 Morgan Stanley 3.622 04/01/31 1,438,359
1,050,000 Morgan Stanley 5.192 04/17/31 1,065,638
4,000,000 Morgan Stanley 4.356 10/22/31 3,919,957

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 3,000,000 Morgan Stanley 4.493% 01/16/32 $ 2,949,565
3,000,000 Morgan Stanley 1.794 02/13/32 2,597,815
3,000,000 Morgan Stanley 4.708 03/12/32 2,979,801
150,000 Morgan Stanley 7.250 04/01/32 169,677
2,500,000 Morgan Stanley 1.928 04/28/32 2,167,041
3,000,000 Morgan Stanley 2.239 07/21/32 2,626,435
3,500,000 Morgan Stanley 2.511 10/20/32 3,090,297
3,000,000 Morgan Stanley 2.943 01/21/33 2,697,414
2,000,000 Morgan Stanley 4.889 07/20/33 1,987,232
1,500,000 Morgan Stanley 6.342 10/18/33 1,604,961
2,500,000 Morgan Stanley 5.250 04/21/34 2,507,806
2,025,000 Morgan Stanley 5.424 07/21/34 2,054,685
2,500,000 Morgan Stanley 6.627 11/01/34 2,720,325
3,000,000 Morgan Stanley 5.466 01/18/35 3,049,574
3,500,000 Morgan Stanley 5.831 04/19/35 3,633,658
3,425,000 Morgan Stanley 5.320 07/19/35 3,436,879
1,575,000 Morgan Stanley 5.587 01/18/36 1,605,752
1,200,000 Morgan Stanley 5.664 04/17/36 1,229,115
1,300,000 Morgan Stanley 2.484 09/16/36 1,118,504
2,000,000 Morgan Stanley 4.892 10/22/36 1,933,410
3,000,000 Morgan Stanley 5.073 01/30/37 2,939,159
2,000,000 Morgan Stanley 5.297 04/20/37 1,995,134
950,000 Morgan Stanley 5.948 01/19/38 973,191
1,725,000 Morgan Stanley 3.971 07/22/38 1,505,001
1,500,000 Morgan Stanley 5.942 02/07/39 1,533,371
1,675,000 Morgan Stanley 4.457 04/22/39 1,535,540
725,000 Morgan Stanley 5.314 01/18/41 699,859
1,525,000 Morgan Stanley 3.217 04/22/42 1,149,696
275,000 Morgan Stanley 6.375 07/24/42 294,630
1,175,000 Morgan Stanley 4.300 01/27/45 971,586
2,200,000 Morgan Stanley 4.375 01/22/47 1,804,744
3,000,000 Morgan Stanley 5.900 03/13/47 2,986,080
900,000 Morgan Stanley 5.597 03/24/51 873,062
1,425,000 Morgan Stanley 2.802 01/25/52 869,888
425,000 MSCI, Inc 5.250 09/01/35 416,311
750,000 MSD Investment Corp 6.250 05/31/30 733,243
1,306,000 NASDAQ, Inc 5.550 02/15/34 1,343,458
500,000 NASDAQ, Inc 2.500 12/21/40 347,567
500,000 NASDAQ, Inc 3.250 04/28/50 332,799
208,000 NASDAQ, Inc 3.950 03/07/52 153,130
900,000 NASDAQ, Inc 5.950 08/15/53 902,751
400,000 NASDAQ, Inc 6.100 06/28/63 401,029
1,000,000 National Rural Utilities Cooperative Finance Corp 5.050 09/15/28 1,015,605
1,000,000 (a) National Rural Utilities Cooperative Finance Corp 4.950 02/07/30 1,017,356
1,000,000 National Rural Utilities Cooperative Finance Corp 2.400 03/15/30 928,497
1,000,000 National Rural Utilities Cooperative Finance Corp 5.000 02/07/31 1,018,957
1,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 855,484
1,000,000 National Rural Utilities Cooperative Finance Corp 1.650 06/15/31 861,611
400,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 387,086
500,000 National Rural Utilities Cooperative Finance Corp 5.800 01/15/33 529,099
500,000 National Rural Utilities Cooperative Finance Corp 5.000 08/15/34 502,246
200,000 National Rural Utilities Cooperative Finance Corp 4.400 11/01/48 165,145
550,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 447,543
500,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 517,461
1,000,000 New Mountain Finance Corp 6.200 10/15/27 995,176
1,000,000 (a) New Mountain Finance Corp 6.875 02/01/29 997,194
750,000 NMI Holdings, Inc 6.000 08/15/29 766,703
1,000,000 Nomura Holdings, Inc 2.172 07/14/28 947,459
500,000 Nomura Holdings, Inc 5.605 07/06/29 513,563
1,000,000 Nomura Holdings, Inc 4.904 07/01/30 999,538
500,000 Nomura Holdings, Inc 2.679 07/16/30 457,443
1,000,000 Nomura Holdings, Inc 2.999 01/22/32 899,148

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 Nomura Holdings, Inc 6.181% 01/18/33 $ 1,058,158
1,000,000 (a) Nomura Holdings, Inc 6.087 07/12/33 1,051,218
1,000,000 (a) Nomura Holdings, Inc 5.491 06/29/35 1,006,727
1,000,000 Nomura Holdings, Inc 5.043 06/10/36 970,053
500,000 (b) North Haven Private Income Fund LLC 5.125 09/25/28 486,924
500,000 Northern Trust Corp 3.650 08/03/28 496,165
500,000 Northern Trust Corp 3.150 05/03/29 484,079
700,000 Northern Trust Corp 1.950 05/01/30 637,063
500,000 Northern Trust Corp 6.125 11/02/32 533,163
500,000 Oaktree Specialty Lending Corp 7.100 02/15/29 503,315
300,000 (a) Oaktree Specialty Lending Corp 6.340 02/27/30 292,310
500,000 (a) Oaktree Strategic Credit Fund 6.500 07/23/29 501,240
500,000 (a) Oaktree Strategic Credit Fund 6.190 07/15/30 490,559
920,000 Oesterreichische Kontrollbank AG. 4.000 05/28/28 922,249
500,000 ORIX Corp 4.650 09/10/29 504,052
1,000,000 ORIX Corp 4.450 09/09/30 991,951
1,000,000 ORIX Corp 4.000 04/13/32 956,900
500,000 ORIX Corp 5.200 09/13/32 508,102
500,000 ORIX Corp 5.400 02/25/35 504,430
1,000,000 PACCAR Financial Corp 4.000 08/08/28 999,288
500,000 PayPal Holdings, Inc 4.450 03/06/28 501,057
1,000,000 PayPal Holdings, Inc 2.850 10/01/29 948,461
500,000 PayPal Holdings, Inc 2.300 06/01/30 457,339
500,000 (a) PayPal Holdings, Inc 5.150 06/01/34 498,667
500,000 PayPal Holdings, Inc 5.100 04/01/35 496,430
750,000 PayPal Holdings, Inc 5.050 06/01/52 641,262
1,000,000 PayPal Holdings, Inc 5.500 06/01/54 912,005
750,000 PayPal Holdings, Inc 5.250 06/01/62 645,604
1,000,000 Phillips 66 Co 5.875 03/15/56 984,758
3,000,000 Private Export Funding Corp 1.400 07/15/28 2,835,951
1,000,000 Private Export Funding Corp 3.650 03/15/30 978,533
1,000,000 Private Export Funding Corp 4.600 02/15/34 1,012,017
750,000 Radian Group, Inc 6.200 05/15/29 774,956
425,000 Raymond James Financial, Inc 4.950 07/15/46 377,772
1,000,000 Raymond James Financial, Inc 3.750 04/01/51 713,842
1,000,000 Raymond James Financial, Inc 5.650 09/11/55 946,525
1,000,000 Royal Bank of Canada 3.995 11/03/28 992,844
1,000,000 Royal Bank of Canada 4.305 11/03/31 983,050
1,000,000 S&P Global, Inc 2.950 03/01/29 963,160
500,000 S&P Global, Inc 2.500 12/01/29 469,459
500,000 S&P Global, Inc 1.250 08/15/30 435,704
1,000,000 S&P Global, Inc 2.900 03/01/32 911,911
500,000 S&P Global, Inc 3.250 12/01/49 338,694
1,000,000 S&P Global, Inc 3.700 03/01/52 726,783
500,000 S&P Global, Inc 2.300 08/15/60 241,551
500,000 S&P Global, Inc 3.900 03/01/62 356,421
700,000 Sixth Street Lending Partners 6.500 03/11/29 709,649
750,000 Sixth Street Lending Partners 6.125 07/15/30 745,606
750,000 Sixth Street Specialty Lending, Inc 6.950 08/14/28 766,713
500,000 (a) Sixth Street Specialty Lending, Inc 5.625 08/15/30 492,850
1,000,000 State Street Bank & Trust Co 4.782 11/23/29 1,016,112
1,000,000 State Street Corp 4.530 02/20/29 1,005,612
1,000,000 State Street Corp 5.684 11/21/29 1,034,544
300,000 State Street Corp 4.141 12/03/29 298,894
750,000 State Street Corp 2.400 01/24/30 701,795
1,000,000 State Street Corp 4.729 02/28/30 1,012,186
1,000,000 State Street Corp 4.834 04/24/30 1,015,733
1,375,000 State Street Corp 2.200 03/03/31 1,230,222
1,000,000 State Street Corp 2.623 02/07/33 889,918
200,000 State Street Corp 4.421 05/13/33 196,138
750,000 State Street Corp 4.164 08/04/33 723,534
1,000,000 State Street Corp 4.821 01/26/34 994,538

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 State Street Corp 5.159% 05/18/34 $ 506,252
500,000 State Street Corp 3.031 11/01/34 470,685
350,000 State Street Corp 6.123 11/21/34 369,839
500,000 State Street Corp 5.146 02/28/36 501,117
350,000 State Street Corp 4.784 10/23/36 340,179
1,000,000 Synchrony Bank 5.625 08/23/27 1,011,021
900,000 Synchrony Financial 3.950 12/01/27 888,868
500,000 Synchrony Financial 5.150 03/19/29 501,212
500,000 Synchrony Financial 5.019 07/29/29 499,509
500,000 Synchrony Financial 5.935 08/02/30 508,022
500,000 Synchrony Financial 5.450 03/06/31 499,586
1,000,000 Synchrony Financial 2.875 10/28/31 872,412
1,000,000 Synchrony Financial 4.947 02/25/32 970,502
500,000 Synchrony Financial 6.000 07/29/36 493,162
1,000,000 (b) Takeoff Merger Sub, Inc 4.500 03/24/29 993,564
1,500,000 (b) Takeoff Merger Sub, Inc 4.850 03/24/31 1,481,242
1,500,000 (b) Takeoff Merger Sub, Inc 5.500 03/24/36 1,477,663
1,000,000 Textron, Inc 4.950 03/15/36 972,240
1,000,000 TPG Operating Group II LP 4.875 05/15/31 980,777
1,000,000 TPG Operating Group II LP 5.375 01/15/36 967,104
3,000,000 UBS AG. 4.632 02/16/32 2,989,676
1,000,000 UBS AG. 4.500 06/26/48 834,677
1,750,000 UBS Group AG. 4.875 05/15/45 1,549,510
1,821,256 United Air (Mileage Plus Holdings LLC) 5.800 01/15/36 1,874,581
700,000 Visa, Inc 2.750 09/15/27 687,653
475,000 Visa, Inc 2.050 04/15/30 436,585
250,000 Visa, Inc 4.150 12/14/35 238,174
1,500,000 Visa, Inc 2.700 04/15/40 1,132,133
2,325,000 Visa, Inc 4.300 12/14/45 1,972,610
1,125,000 Visa, Inc 3.650 09/15/47 857,046
750,000 (a) Visa, Inc 2.000 08/15/50 396,688
200,000 Voya Financial, Inc 5.700 07/15/43 190,680
500,000 Western Union Co 4.750 06/15/29 495,546
1,000,000 (a) Western Union Co 2.750 03/15/31 904,387
TOTAL FINANCIAL SERVICES 551,964,822
FOOD, BEVERAGE & TOBACCO - 1.0%
2,175,000 Altria Group, Inc 2.450 02/04/32 1,908,542
2,000,000 Altria Group, Inc 5.625 02/06/35 2,048,463
1,000,000 Altria Group, Inc 5.250 08/06/35 996,394
800,000 Altria Group, Inc 5.800 02/14/39 803,160
1,500,000 Altria Group, Inc 3.400 02/04/41 1,132,229
925,000 Altria Group, Inc 4.250 08/09/42 753,513
300,000 Altria Group, Inc 4.500 05/02/43 249,241
775,000 Altria Group, Inc 5.375 01/31/44 718,131
900,000 Altria Group, Inc 3.875 09/16/46 659,205
2,375,000 Altria Group, Inc 5.950 02/14/49 2,302,671
1,000,000 Altria Group, Inc 4.450 05/06/50 781,322
1,000,000 Altria Group, Inc 3.700 02/04/51 688,354
3,150,000 Anheuser-Busch Cos LLC 4.700 02/01/36 3,068,015
8,216,000 Anheuser-Busch Cos LLC 4.900 02/01/46 7,404,029
2,000,000 Anheuser-Busch InBev Worldwide, Inc 3.500 06/01/30 1,932,668
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 5,664,113
100,000 Anheuser-Busch InBev Worldwide, Inc 8.200 01/15/39 125,671
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5.450 01/23/39 2,717,586
150,000 Anheuser-Busch InBev Worldwide, Inc 4.950 01/15/42 139,926
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,479,008
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5.550 01/23/49 1,966,623
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5.800 01/23/59 2,155,181
750,000 Archer-Daniels-Midland Co 3.250 03/27/30 718,929
500,000 Archer-Daniels-Midland Co 2.900 03/01/32 456,147
1,325,000 Archer-Daniels-Midland Co 4.500 08/15/33 1,308,214
800,000 Archer-Daniels-Midland Co 4.500 03/15/49 674,367

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Archer-Daniels-Midland Co 2.700% 09/15/51 $ 596,816
275,000 BAT Capital Corp 4.906 04/02/30 277,970
1,000,000 BAT Capital Corp 6.343 08/02/30 1,067,480
900,000 BAT Capital Corp 5.834 02/20/31 941,830
650,000 BAT Capital Corp 2.726 03/25/31 594,366
500,000 BAT Capital Corp 4.742 03/16/32 498,301
1,000,000 BAT Capital Corp 5.350 08/15/32 1,026,118
1,000,000 BAT Capital Corp 7.750 10/19/32 1,148,280
3,000,000 BAT Capital Corp 4.625 03/22/33 2,935,760
1,000,000 BAT Capital Corp 6.421 08/02/33 1,084,505
2,500,000 BAT Capital Corp 6.000 02/20/34 2,642,365
1,000,000 BAT Capital Corp 5.625 08/15/35 1,028,461
1,400,000 BAT Capital Corp 4.390 08/15/37 1,271,953
1,000,000 BAT Capital Corp 7.079 08/02/43 1,099,178
900,000 BAT Capital Corp 4.758 09/06/49 746,235
500,000 BAT Capital Corp 5.282 04/02/50 441,344
1,000,000 BAT Capital Corp 5.650 03/16/52 926,362
500,000 BAT Capital Corp 6.250 08/15/55 505,706
225,000 (a) Brown-Forman Corp 4.750 04/15/33 223,192
200,000 Brown-Forman Corp 4.000 04/15/38 176,843
200,000 Brown-Forman Corp 4.500 07/15/45 168,219
1,500,000 Bunge Ltd 4.550 08/04/30 1,493,119
1,500,000 Bunge Ltd 2.750 05/14/31 1,365,826
1,000,000 Bunge Ltd 4.800 03/19/33 987,087
1,000,000 Bunge Ltd 4.650 09/17/34 968,148
1,000,000 Bunge Ltd 5.150 03/19/36 986,423
725,000 Campbell Soup Co 4.150 03/15/28 716,230
325,000 Campbell Soup Co 5.200 03/21/29 328,108
500,000 Campbell Soup Co 2.375 04/24/30 449,089
300,000 Campbell Soup Co 5.400 03/21/34 291,155
1,000,000 Campbell Soup Co 4.750 03/23/35 920,628
800,000 Campbell Soup Co 4.800 03/15/48 631,910
500,000 Campbell Soup Co 3.125 04/24/50 298,935
475,000 Campbell Soup Co 5.250 10/13/54 392,866
600,000 Coca-Cola Co 2.125 09/06/29 563,370
300,000 Coca-Cola Co 3.450 03/25/30 292,129
800,000 Coca-Cola Co 1.650 06/01/30 723,179
1,500,000 Coca-Cola Co 2.000 03/05/31 1,347,730
2,000,000 Coca-Cola Co 1.375 03/15/31 1,744,063
2,000,000 Coca-Cola Co 2.250 01/05/32 1,790,442
1,000,000 Coca-Cola Co 5.000 05/13/34 1,030,073
500,000 (a) Coca-Cola Co 4.650 08/14/34 503,283
725,000 Coca-Cola Co 2.500 06/01/40 529,823
1,000,000 Coca-Cola Co 2.875 05/05/41 754,464
1,500,000 Coca-Cola Co 2.600 06/01/50 911,430
1,500,000 Coca-Cola Co 3.000 03/05/51 980,535
1,000,000 Coca-Cola Co 5.300 05/13/54 958,449
750,000 Coca-Cola Co 5.200 01/14/55 710,214
1,000,000 Coca-Cola Co 2.750 06/01/60 572,831
1,000,000 Coca-Cola Co 5.400 05/13/64 951,173
1,000,000 Coca-Cola Consolidated, Inc 5.450 06/01/34 1,025,117
678,000 Coca-Cola Femsa SAB de C.V. 2.750 01/22/30 635,823
550,000 Coca-Cola Femsa SAB de C.V. 5.100 05/06/35 543,559
100,000 ConAgra Brands, Inc 7.000 10/01/28 105,209
1,575,000 ConAgra Brands, Inc 4.850 11/01/28 1,576,562
1,000,000 (a) ConAgra Brands, Inc 5.750 08/01/35 1,002,545
750,000 ConAgra Brands, Inc 5.300 11/01/38 697,479
750,000 ConAgra Brands, Inc 5.400 11/01/48 637,370
300,000 Constellation Brands, Inc 4.650 11/15/28 301,302
2,000,000 Constellation Brands, Inc 4.800 01/15/29 2,011,782
100,000 Constellation Brands, Inc 2.875 05/01/30 93,574
425,000 Constellation Brands, Inc 2.250 08/01/31 374,875

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Constellation Brands, Inc 4.750% 05/09/32 $ 992,427
400,000 Constellation Brands, Inc 4.900 05/01/33 394,605
2,000,000 Constellation Brands, Inc 4.950 11/01/35 1,930,654
300,000 Constellation Brands, Inc 4.100 02/15/48 229,699
300,000 Constellation Brands, Inc 5.250 11/15/48 269,622
750,000 Diageo Capital plc 5.300 10/24/27 761,910
425,000 Diageo Capital plc 3.875 05/18/28 422,032
425,000 Diageo Capital plc 5.500 01/24/33 438,820
1,500,000 Diageo Capital plc 5.625 10/05/33 1,561,099
200,000 Diageo Capital plc 5.875 09/30/36 211,587
400,000 Diageo Capital plc 3.875 04/29/43 317,711
500,000 Diageo Investment Corp 5.125 08/15/30 510,496
500,000 Diageo Investment Corp 5.625 04/15/35 517,918
100,000 Diageo Investment Corp 4.250 05/11/42 85,257
400,000 Flowers Foods, Inc 2.400 03/15/31 338,316
750,000 (a) Flowers Foods, Inc 5.750 03/15/35 716,545
500,000 General Mills, Inc 4.875 01/30/30 503,322
100,000 General Mills, Inc 2.875 04/15/30 93,283
1,000,000 General Mills, Inc 2.250 10/14/31 876,565
175,000 General Mills, Inc 4.950 03/29/33 172,986
750,000 (a) General Mills, Inc 5.250 01/30/35 741,357
951,000 General Mills, Inc 3.000 02/01/51 583,761
1,000,000 Hershey Co 4.750 02/24/30 1,015,800
500,000 Hershey Co 1.700 06/01/30 450,058
500,000 Hershey Co 4.950 02/24/32 511,698
150,000 Hershey Co 4.500 05/04/33 149,537
500,000 Hershey Co 5.100 02/24/35 510,840
300,000 Hershey Co 3.375 08/15/46 219,168
300,000 Hershey Co 3.125 11/15/49 201,544
100,000 Hershey Co 2.650 06/01/50 60,834
1,000,000 Hormel Foods Corp 1.700 06/03/28 947,644
1,500,000 Hormel Foods Corp 1.800 06/11/30 1,348,031
750,000 Ingredion, Inc 3.900 06/01/50 555,056
200,000 J M Smucker Co 3.375 12/15/27 196,589
1,000,000 J M Smucker Co 5.900 11/15/28 1,034,292
150,000 J M Smucker Co 2.375 03/15/30 138,227
129,000 J M Smucker Co 2.125 03/15/32 110,742
1,000,000 J M Smucker Co 6.200 11/15/33 1,059,578
300,000 J M Smucker Co 4.250 03/15/35 275,710
250,000 J M Smucker Co 6.500 11/15/43 260,567
300,000 J M Smucker Co 4.375 03/15/45 244,562
1,250,000 (a) J M Smucker Co 6.500 11/15/53 1,298,924
2,000,000 JBS NV 6.750 03/15/34 2,199,698
1,000,000 (b),(c) JBS NV 5.625 03/10/37 1,003,130
1,000,000 JBS NV 7.250 11/15/53 1,100,184
1,000,000 (b),(c) JBS NV 6.400 05/10/57 998,150
1,179,000 JBS USA LUX S.A. 5.750 04/01/33 1,217,011
500,000 JBS USA LUX S.A. 6.500 12/01/52 506,159
1,000,000 Kellanova 5.750 05/16/54 977,380
200,000 Kellogg Co 3.400 11/15/27 197,464
275,000 Kellogg Co 2.100 06/01/30 250,170
150,000 Kellogg Co 4.500 04/01/46 127,360
1,000,000 Keurig Dr Pepper, Inc 5.050 03/15/29 1,010,881
1,000,000 Keurig Dr Pepper, Inc 3.950 04/15/29 979,628
750,000 Keurig Dr Pepper, Inc 3.200 05/01/30 703,232
500,000 Keurig Dr Pepper, Inc 2.250 03/15/31 441,656
1,000,000 Keurig Dr Pepper, Inc 5.200 03/15/31 1,010,956
2,000,000 Keurig Dr Pepper, Inc 4.050 04/15/32 1,892,075
500,000 Keurig Dr Pepper, Inc 5.300 03/15/34 495,738
500,000 Keurig Dr Pepper, Inc 4.420 12/15/46 391,361
1,500,000 Keurig Dr Pepper, Inc 3.350 03/15/51 961,648
500,000 Keurig Dr Pepper, Inc 4.500 04/15/52 390,044

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 500,000 Kraft Heinz Foods Co 5.200% 03/15/32 $ 505,139
2,000,000 (a) Kraft Heinz Foods Co 5.400 03/15/35 1,996,422
1,000,000 Kraft Heinz Foods Co 5.200 07/15/45 872,797
4,000,000 Kraft Heinz Foods Co 4.875 10/01/49 3,271,132
1,500,000 Kraft Heinz Foods Co 5.500 06/01/50 1,340,499
225,000 (b) Maple Parent Holdings Corp 6.625 03/26/56 222,801
500,000 McCormick & Co, Inc 4.150 02/15/29 495,148
500,000 McCormick & Co, Inc 2.500 04/15/30 460,660
325,000 McCormick & Co, Inc 1.850 02/15/31 283,181
500,000 McCormick & Co, Inc 4.950 04/15/33 494,431
500,000 McCormick & Co, Inc 4.700 10/15/34 477,127
400,000 McCormick & Co, Inc 4.200 08/15/47 309,969
350,000 Mead Johnson Nutrition Co 4.600 06/01/44 302,197
525,000 Molson Coors Beverage Co 5.000 05/01/42 471,726
1,550,000 Molson Coors Beverage Co 4.200 07/15/46 1,210,458
1,000,000 Mondelez International, Inc 4.750 02/20/29 1,010,490
356,000 Mondelez International, Inc 2.750 04/13/30 331,666
1,000,000 Mondelez International, Inc 4.500 05/06/30 996,711
400,000 Mondelez International, Inc 1.500 02/04/31 345,799
725,000 (a) Mondelez International, Inc 1.875 10/15/32 615,334
1,000,000 Mondelez International, Inc 4.750 08/28/34 978,020
1,000,000 Mondelez International, Inc 5.125 05/06/35 1,001,960
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4.550 02/16/29 1,515,252
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4.700 02/16/34 1,989,348
1,500,000 PepsiCo, Inc 4.100 01/15/29 1,499,134
1,000,000 PepsiCo, Inc 4.500 07/17/29 1,009,611
1,000,000 PepsiCo, Inc 4.600 02/07/30 1,012,991
500,000 PepsiCo, Inc 2.750 03/19/30 472,542
1,500,000 (a) PepsiCo, Inc 4.300 07/23/30 1,503,806
2,000,000 PepsiCo, Inc 1.400 02/25/31 1,744,839
1,100,000 PepsiCo, Inc 3.900 07/18/32 1,065,442
1,000,000 PepsiCo, Inc 4.650 07/23/32 1,007,141
1,000,000 PepsiCo, Inc 4.800 07/17/34 1,006,938
1,000,000 PepsiCo, Inc 5.000 02/07/35 1,012,403
1,000,000 (a) PepsiCo, Inc 5.000 07/23/35 1,011,980
575,000 PepsiCo, Inc 2.625 10/21/41 411,818
750,000 PepsiCo, Inc 2.875 10/15/49 483,612
1,000,000 PepsiCo, Inc 2.750 10/21/51 613,692
1,000,000 PepsiCo, Inc 4.200 07/18/52 804,600
1,500,000 PepsiCo, Inc 4.650 02/15/53 1,295,501
1,000,000 (a) PepsiCo, Inc 5.250 07/17/54 961,563
400,000 Philip Morris Interanational, Inc 6.375 05/16/38 436,002
1,450,000 Philip Morris International, Inc 3.375 08/15/29 1,404,422
1,000,000 Philip Morris International, Inc 4.625 11/01/29 1,008,799
1,500,000 Philip Morris International, Inc 5.625 11/17/29 1,559,064
2,000,000 Philip Morris International, Inc 5.125 02/15/30 2,040,682
450,000 Philip Morris International, Inc 2.100 05/01/30 409,535
1,000,000 Philip Morris International, Inc 5.500 09/07/30 1,038,427
1,500,000 Philip Morris International, Inc 4.000 10/29/30 1,468,217
1,000,000 Philip Morris International, Inc 1.750 11/01/30 885,482
1,000,000 Philip Morris International, Inc 5.125 02/13/31 1,022,776
1,000,000 Philip Morris International, Inc 4.750 11/01/31 1,004,546
1,500,000 Philip Morris International, Inc 5.750 11/17/32 1,579,079
2,500,000 Philip Morris International, Inc 5.375 02/15/33 2,569,356
1,000,000 Philip Morris International, Inc 5.625 09/07/33 1,043,357
1,500,000 Philip Morris International, Inc 5.250 02/13/34 1,527,452
1,000,000 Philip Morris International, Inc 4.900 11/01/34 994,637
1,500,000 Philip Morris International, Inc 4.625 10/29/35 1,442,955
225,000 Philip Morris International, Inc 4.375 11/15/41 195,327
200,000 Philip Morris International, Inc 4.500 03/20/42 174,777
275,000 Philip Morris International, Inc 3.875 08/21/42 220,685
300,000 Philip Morris International, Inc 4.125 03/04/43 247,915

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 200,000 Philip Morris International, Inc 4.875% 11/15/43 $ 180,021
1,000,000 Philip Morris International, Inc 4.250 11/10/44 828,221
2,000,000 Pilgrim's Pride Corp 6.250 07/01/33 2,094,360
750,000 Pilgrim's Pride Corp 6.875 05/15/34 809,672
750,000 Reynolds American, Inc 5.700 08/15/35 770,900
65,000 Reynolds American, Inc 7.250 06/15/37 73,989
200,000 Reynolds American, Inc 6.150 09/15/43 201,407
1,775,000 Reynolds American, Inc 5.850 08/15/45 1,719,051
500,000 Tyson Foods, Inc 4.350 03/01/29 498,374
1,000,000 Tyson Foods, Inc 5.700 03/15/34 1,035,212
500,000 Tyson Foods, Inc 4.950 02/20/36 488,403
500,000 Tyson Foods, Inc 5.150 08/15/44 461,130
300,000 Tyson Foods, Inc 4.550 06/02/47 252,502
1,700,000 Tyson Foods, Inc 5.100 09/28/48 1,529,758
TOTAL FOOD, BEVERAGE & TOBACCO 207,196,565
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
2,500,000 Abbott Laboratories 3.700 03/09/29 2,470,266
2,500,000 Abbott Laboratories 4.000 03/15/31 2,460,395
2,500,000 Abbott Laboratories 4.300 03/15/33 2,446,641
2,500,000 Abbott Laboratories 4.650 03/15/36 2,444,646
750,000 Abbott Laboratories 4.750 11/30/36 736,813
2,500,000 Abbott Laboratories 4.750 03/15/38 2,424,266
3,450,000 Abbott Laboratories 4.900 11/30/46 3,166,832
2,500,000 Abbott Laboratories 5.500 03/15/56 2,451,318
2,500,000 Abbott Laboratories 5.600 03/15/66 2,436,868
1,000,000 AdventHealth Obligated Group 2.795 11/15/51 613,176
1,000,000 Adventist Health System 4.742 12/01/30 990,271
295,000 Adventist Health System 5.757 12/01/34 303,734
500,000 Adventist Health System 3.630 03/01/49 334,255
200,000 Advocate Health & Hospitals Corp 3.829 08/15/28 198,262
750,000 Advocate Health & Hospitals Corp 2.211 06/15/30 684,239
100,000 Advocate Health & Hospitals Corp 4.272 08/15/48 81,791
600,000 Advocate Health & Hospitals Corp 3.387 10/15/49 421,216
500,000 Advocate Health & Hospitals Corp 3.008 06/15/50 324,450
440,000 Aetna, Inc 6.625 06/15/36 474,152
350,000 Aetna, Inc 4.500 05/15/42 292,571
1,500,000 AHS Hospital Corp 2.780 07/01/51 918,778
200,000 Allina Health System 3.887 04/15/49 153,529
520,000 Allina Health System 2.902 11/15/51 325,633
200,000 AmerisourceBergen Corp 3.450 12/15/27 196,975
1,000,000 AmerisourceBergen Corp 2.800 05/15/30 932,753
1,000,000 AmerisourceBergen Corp 2.700 03/15/31 911,935
700,000 AmerisourceBergen Corp 4.300 12/15/47 577,478
1,000,000 Ascension Health 2.532 11/15/29 939,841
1,000,000 Ascension Health 4.294 11/15/30 990,124
300,000 Ascension Health 4.923 11/15/35 296,422
1,000,000 Ascension Health 3.106 11/15/39 781,583
875,000 Ascension Health 3.945 11/15/46 695,270
200,000 Ascension Health 4.847 11/15/53 177,892
1,000,000 Augusta SpinCo Corp 4.398 03/23/29 997,263
500,000 Banner Health 2.338 01/01/30 463,549
750,000 Banner Health 2.913 01/01/51 473,647
1,000,000 (a) Baptist Health South Florida Obligated Group 3.115 11/15/71 560,662
1,000,000 Baptist Healthcare System Obligated Group 3.540 08/15/50 714,710
850,000 Baxter International, Inc 2.272 12/01/28 792,065
1,000,000 Baxter International, Inc 4.900 12/15/30 987,108
1,000,000 Baxter International, Inc 1.730 04/01/31 836,652
1,150,000 Baxter International, Inc 2.539 02/01/32 969,297
1,000,000 Baxter International, Inc 5.650 12/15/35 976,624
300,000 Baxter International, Inc 3.500 08/15/46 197,023
750,000 BayCare Health System, Inc 3.831 11/15/50 566,012
500,000 Baylor Scott & White Holdings 1.777 11/15/30 444,043

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 290,000 Baylor Scott & White Holdings 4.185% 11/15/45 $ 241,513
200,000 Baylor Scott & White Holdings 3.967 11/15/46 159,638
1,000,000 Baylor Scott & White Holdings 2.839 11/15/50 623,395
1,000,000 Becton Dickinson & Co 4.874 02/08/29 1,011,152
675,000 Becton Dickinson & Co 2.823 05/20/30 629,430
750,000 Becton Dickinson & Co 1.957 02/11/31 661,327
1,000,000 Becton Dickinson & Co 4.298 08/22/32 969,275
1,000,000 Becton Dickinson & Co 5.110 02/08/34 1,006,221
107,000 Becton Dickinson & Co 3.794 05/20/50 77,363
235,000 Beth Israel Lahey Health, Inc 3.080 07/01/51 152,502
200,000 Bon Secours Mercy Health, Inc 4.302 07/01/28 199,855
2,500,000 Boston Scientific Corp 2.650 06/01/30 2,329,316
343,000 Boston Scientific Corp 4.550 03/01/39 321,288
256,000 (a) Boston Scientific Corp 4.700 03/01/49 224,804
1,000,000 Cardinal Health, Inc 4.500 09/15/30 994,715
1,000,000 Cardinal Health, Inc 5.450 02/15/34 1,021,226
1,000,000 Cardinal Health, Inc 5.350 11/15/34 1,009,201
475,000 Cardinal Health, Inc 5.150 09/15/35 470,319
100,000 Cardinal Health, Inc 4.600 03/15/43 86,214
200,000 Cardinal Health, Inc 4.500 11/15/44 167,617
200,000 Cardinal Health, Inc 4.900 09/15/45 176,347
500,000 Cardinal Health, Inc 4.368 06/15/47 405,550
500,000 Cardinal Health, Inc 5.750 11/15/54 488,441
1,000,000 Cedars-Sinai Health System 2.288 08/15/31 893,562
1,000,000 Cencora, Inc 4.250 11/15/30 981,726
1,000,000 Cencora, Inc 4.600 02/13/33 983,244
500,000 Cencora, Inc 5.150 02/15/35 503,572
1,000,000 Cencora, Inc 4.900 02/13/36 979,744
125,000 Cencora, Inc 5.650 02/13/56 122,333
500,000 Cencora,,Inc 5.125 02/15/34 504,175
2,000,000 Centene Corp 2.450 07/15/28 1,862,597
2,000,000 Centene Corp 3.000 10/15/30 1,752,719
3,500,000 Centene Corp 2.500 03/01/31 2,937,036
2,000,000 Centene Corp 2.625 08/01/31 1,672,286
1,000,000 Children's Health System of Texas 2.511 08/15/50 582,970
100,000 Children's Hospital Corp 4.115 01/01/47 81,754
1,000,000 Children's Hospital Corp 2.585 02/01/50 596,256
1,000,000 Children's Hospital of Philadelphia 2.704 07/01/50 614,668
200,000 Christus Health 4.341 07/01/28 199,341
300,000 Cigna Group 3.050 10/15/27 294,469
2,000,000 Cigna Group 4.375 10/15/28 1,998,428
1,000,000 Cigna Group 5.000 05/15/29 1,017,682
218,000 Cigna Group 2.400 03/15/30 201,385
550,000 Cigna Group 2.375 03/15/31 494,170
1,000,000 Cigna Group 5.125 05/15/31 1,020,594
1,000,000 Cigna Group 4.875 09/15/32 998,550
2,500,000 Cigna Group 5.400 03/15/33 2,570,138
1,000,000 Cigna Group 5.250 02/15/34 1,012,293
1,000,000 Cigna Group 5.250 01/15/36 1,001,289
1,700,000 Cigna Group 4.800 08/15/38 1,598,332
225,000 Cigna Group 3.200 03/15/40 174,312
93,000 Cigna Group 6.125 11/15/41 96,344
975,000 Cigna Group 4.800 07/15/46 841,425
1,150,000 Cigna Group 3.875 10/15/47 862,712
2,450,000 Cigna Group 4.900 12/15/48 2,127,181
750,000 Cigna Group 3.400 03/15/50 513,040
1,100,000 Cigna Group 3.400 03/15/51 745,392
375,000 Cigna Group 6.000 01/15/56 375,549
600,000 City of Hope 4.378 08/15/48 486,234
1,000,000 CommonSpirit Health 3.347 10/01/29 956,545
1,000,000 CommonSpirit Health 2.782 10/01/30 919,314
760,000 CommonSpirit Health 5.318 12/01/34 761,238

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 300,000 CommonSpirit Health 4.350% 11/01/42 $ 255,001
750,000 CommonSpirit Health 3.817 10/01/49 550,571
715,000 CommonSpirit Health 4.187 10/01/49 552,777
500,000 CommonSpirit Health 3.910 10/01/50 366,609
750,000 CommonSpirit Health 6.461 11/01/52 796,090
905,000 CommonSpirit Health 5.548 12/01/54 852,115
750,000 Community Health Network, Inc 3.099 05/01/50 474,600
500,000 Corewell Health Obligated Group 3.487 07/15/49 355,256
485,000 Cottage Health Obligated Group 3.304 11/01/49 334,379
2,000,000 CVS Health Corp 1.300 08/21/27 1,916,328
1,500,000 CVS Health Corp 5.400 06/01/29 1,535,595
275,000 CVS Health Corp 3.250 08/15/29 263,521
2,000,000 CVS Health Corp 5.125 02/21/30 2,028,046
1,825,000 CVS Health Corp 1.750 08/21/30 1,609,812
1,000,000 CVS Health Corp 5.250 01/30/31 1,021,923
1,525,000 CVS Health Corp 1.875 02/28/31 1,331,434
1,000,000 CVS Health Corp 5.550 06/01/31 1,031,721
1,000,000 CVS Health Corp 2.125 09/15/31 867,088
2,000,000 CVS Health Corp 5.250 02/21/33 2,022,852
850,000 CVS Health Corp 5.300 06/01/33 856,726
500,000 CVS Health Corp 5.700 06/01/34 513,847
775,000 CVS Health Corp 5.450 09/15/35 778,014
4,100,000 CVS Health Corp 4.780 03/25/38 3,778,305
400,000 CVS Health Corp 5.300 12/05/43 363,834
1,000,000 CVS Health Corp 6.000 06/01/44 984,520
1,800,000 CVS Health Corp 5.125 07/20/45 1,579,956
4,525,000 CVS Health Corp 5.050 03/25/48 3,882,461
2,000,000 CVS Health Corp 5.625 02/21/53 1,832,580
1,500,000 CVS Health Corp 5.875 06/01/53 1,420,318
1,500,000 CVS Health Corp 6.000 06/01/63 1,422,956
100,000 Dartmouth-Hitchcock Health 4.178 08/01/48 77,927
1,000,000 (a) DENTSPLY SIRONA, Inc 3.250 06/01/30 921,002
300,000 DH Europe Finance II Sarl 2.600 11/15/29 282,428
550,000 DH Europe Finance II Sarl 3.250 11/15/39 441,556
200,000 Dignity Health 5.267 11/01/64 177,477
400,000 Duke University Health System, Inc 3.920 06/01/47 314,056
400,000 Edwards Lifesciences Corp 4.300 06/15/28 399,569
1,500,000 Elevance Health, Inc 2.250 05/15/30 1,366,668
1,000,000 Elevance Health, Inc 2.550 03/15/31 902,395
2,000,000 Elevance Health, Inc 4.950 11/01/31 2,012,389
50,000 Elevance Health, Inc 4.100 05/15/32 47,980
500,000 Elevance Health, Inc 5.500 10/15/32 515,290
1,000,000 Elevance Health, Inc 4.750 02/15/33 984,746
1,500,000 Elevance Health, Inc 5.375 06/15/34 1,519,664
1,500,000 Elevance Health, Inc 5.200 02/15/35 1,497,537
125,000 Elevance Health, Inc 4.650 01/15/43 108,184
500,000 Elevance Health, Inc 5.100 01/15/44 455,236
425,000 Elevance Health, Inc 4.650 08/15/44 363,953
625,000 Elevance Health, Inc 4.375 12/01/47 502,734
1,800,000 Elevance Health, Inc 4.550 03/01/48 1,487,959
500,000 Elevance Health, Inc 3.700 09/15/49 356,182
650,000 Elevance Health, Inc 3.125 05/15/50 415,989
425,000 Elevance Health, Inc 3.600 03/15/51 295,019
600,000 Elevance Health, Inc 4.550 05/15/52 483,321
1,750,000 Elevance Health, Inc 6.100 10/15/52 1,755,068
450,000 Elevance Health, Inc 5.125 02/15/53 394,536
900,000 Elevance Health, Inc 5.650 06/15/54 847,851
500,000 Elevance Health, Inc 5.850 11/01/64 478,093
865,000 Fred Hutchinson Cancer Center 4.966 01/01/52 779,674
150,000 GE HealthCare Technologies, Inc 4.800 08/14/29 151,363
1,000,000 GE HealthCare Technologies, Inc 5.857 03/15/30 1,043,541
1,000,000 GE HealthCare Technologies, Inc 4.800 01/15/31 1,006,162

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,500,000 GE HealthCare Technologies, Inc 5.905% 11/22/32 $ 1,582,223
1,000,000 GE HealthCare Technologies, Inc 5.500 06/15/35 1,020,441
750,000 Hackensack Meridian Health, Inc 2.675 09/01/41 534,590
200,000 Hackensack Meridian Health, Inc 4.211 07/01/48 164,097
750,000 Hackensack Meridian Health, Inc 2.875 09/01/50 467,346
200,000 Hackensack Meridian Health, Inc 4.500 07/01/57 168,612
685,000 Hartford HealthCare Corp 3.447 07/01/54 503,292
1,000,000 HCA, Inc 3.375 03/15/29 968,181
1,500,000 HCA, Inc 4.125 06/15/29 1,479,263
1,000,000 HCA, Inc 5.250 03/01/30 1,020,475
1,000,000 HCA, Inc 3.500 09/01/30 949,641
1,000,000 HCA, Inc 4.300 11/15/30 983,482
1,000,000 HCA, Inc 5.450 04/01/31 1,024,998
2,000,000 HCA, Inc 2.375 07/15/31 1,767,522
1,000,000 HCA, Inc 5.500 03/01/32 1,025,155
1,640,000 HCA, Inc 3.625 03/15/32 1,524,045
1,000,000 HCA, Inc 4.600 11/15/32 972,683
2,000,000 HCA, Inc 5.500 06/01/33 2,039,885
1,500,000 HCA, Inc 5.600 04/01/34 1,531,864
1,000,000 HCA, Inc 5.450 09/15/34 1,009,359
1,000,000 HCA, Inc 5.750 03/01/35 1,028,153
1,250,000 HCA, Inc 4.900 11/15/35 1,208,512
225,000 HCA, Inc 5.125 06/15/39 212,045
125,000 HCA, Inc 4.375 03/15/42 104,867
875,000 HCA, Inc 5.500 06/15/47 801,807
1,500,000 HCA, Inc 5.250 06/15/49 1,323,672
500,000 HCA, Inc 5.900 06/01/53 476,051
1,500,000 HCA, Inc 6.000 04/01/54 1,447,805
1,000,000 HCA, Inc 5.950 09/15/54 961,857
1,000,000 HCA, Inc 6.200 03/01/55 990,544
750,000 HCA, Inc 6.100 04/01/64 724,038
1,000,000 Hoag Memorial Hospital Presbyterian 3.803 07/15/52 746,067
500,000 Humana, Inc 5.750 03/01/28 509,815
500,000 Humana, Inc 3.700 03/23/29 486,009
175,000 Humana, Inc 3.125 08/15/29 166,501
1,000,000 Humana, Inc 5.375 04/15/31 1,010,748
325,000 Humana, Inc 2.150 02/03/32 278,223
500,000 Humana, Inc 5.875 03/01/33 510,892
750,000 Humana, Inc 5.950 03/15/34 764,836
1,500,000 Humana, Inc 5.550 05/01/35 1,483,212
200,000 Humana, Inc 4.625 12/01/42 164,258
300,000 Humana, Inc 4.950 10/01/44 251,149
600,000 Humana, Inc 4.800 03/15/47 478,207
500,000 Humana, Inc 3.950 08/15/49 349,232
1,500,000 Humana, Inc 5.500 03/15/53 1,300,044
500,000 Icon Investments Six Dac 5.849 05/08/29 509,808
1,000,000 (a) Icon Investments Six Dac 6.000 05/08/34 1,013,000
500,000 Illumina, Inc 4.750 12/12/30 497,423
200,000 Indiana University Health, Inc Obligated Group 3.970 11/01/48 156,693
1,500,000 Indiana University Health, Inc Obligated Group 2.852 11/01/51 928,770
1,000,000 Inova Health System Foundation 4.068 05/15/52 782,668
760,000 Integris Baptist Medical Center, Inc 3.875 08/15/50 549,953
445,000 Iowa Health System 3.665 02/15/50 330,386
900,000 IQVIA, Inc 5.700 05/15/28 917,424
1,000,000 IQVIA, Inc 6.250 02/01/29 1,039,336
350,000 Johns Hopkins Health System Corp 3.837 05/15/46 275,153
500,000 Kaiser Foundation Hospitals 3.150 05/01/27 494,797
1,400,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,015,650
100,000 Kaiser Foundation Hospitals 4.875 04/01/42 92,546
1,265,000 Kaiser Foundation Hospitals 4.150 05/01/47 1,029,588
1,000,000 Kaiser Foundation Hospitals 3.266 11/01/49 684,554
1,000,000 Kaiser Foundation Hospitals 3.002 06/01/51 640,484

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 755,000 Koninklijke Philips NV 5.000% 03/15/42 $ 687,197
1,000,000 Laboratory Corp of America Holdings 2.700 06/01/31 910,105
1,000,000 Laboratory Corp of America Holdings 4.550 04/01/32 987,484
1,000,000 Laboratory Corp of America Holdings 4.800 10/01/34 973,654
800,000 Laboratory Corp of America Holdings 4.700 02/01/45 698,640
100,000 Mass General Brigham, Inc 3.765 07/01/48 76,079
750,000 Mass General Brigham, Inc 3.192 07/01/49 506,825
100,000 Mass General Brigham, Inc 4.117 07/01/55 78,371
1,000,000 Mass General Brigham, Inc 3.342 07/01/60 643,584
200,000 Mayo Clinic 4.000 11/15/47 160,665
200,000 Mayo Clinic 4.128 11/15/52 160,532
1,500,000 Mayo Clinic 3.196 11/15/61 943,239
1,500,000 McKesson Corp 4.250 09/15/29 1,495,065
500,000 McKesson Corp 4.650 05/30/30 503,018
500,000 McKesson Corp 4.950 05/30/32 507,856
350,000 McKesson Corp 5.100 07/15/33 356,636
500,000 McKesson Corp 5.250 05/30/35 509,484
200,000 McLaren Health Care Corp 4.386 05/15/48 165,488
135,000 MedStar Health, Inc 3.626 08/15/49 97,223
1,000,000 Medtronic Global Holdings S.C.A 4.500 03/30/33 987,394
2,777,000 Medtronic, Inc 4.375 03/15/35 2,684,036
1,074,000 Medtronic, Inc 4.625 03/15/45 957,659
500,000 Memorial Health Services 3.447 11/01/49 351,547
1,000,000 Memorial Sloan-Kettering Cancer Center 2.955 01/01/50 649,538
200,000 (a) Memorial Sloan-Kettering Cancer Center 4.125 07/01/52 160,462
500,000 Memorial Sloan-Kettering Cancer Center 4.200 07/01/55 402,301
1,000,000 Methodist Hospital 2.705 12/01/50 607,751
500,000 Montefiore Obligated Group 5.246 11/01/48 410,029
750,000 Montefiore Obligated Group 4.287 09/01/50 516,996
1,000,000 Mount Nittany Medical Center Obligated Group 3.799 11/15/52 733,841
380,000 MyMichigan Health 3.409 06/01/50 265,496
1,000,000 Nationwide Children's Hospital, Inc 4.556 11/01/52 854,549
1,000,000 New York and Presbyterian Hospital 2.256 08/01/40 686,253
300,000 New York and Presbyterian Hospital 4.024 08/01/45 243,763
150,000 (a) New York and Presbyterian Hospital 4.063 08/01/56 115,951
1,000,000 (a) New York and Presbyterian Hospital 2.606 08/01/60 551,860
500,000 New York and Presbyterian Hospital 3.954 08/01/19 340,040
140,000 Northwell Healthcare, Inc 3.979 11/01/46 108,747
675,000 Northwell Healthcare, Inc 4.260 11/01/47 546,823
500,000 Northwell Healthcare, Inc 3.809 11/01/49 365,955
1,000,000 Northwestern Memorial Healthcare Obligated Group 2.633 07/15/51 606,895
1,000,000 Novant Health, Inc 2.637 11/01/36 790,462
1,000,000 Novant Health, Inc 3.318 11/01/61 625,809
1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667 10/01/50 606,998
350,000 NYU Langone Hospitals 5.750 07/01/43 352,645
250,000 NYU Langone Hospitals 4.368 07/01/47 211,648
915,000 (a) NYU Langone Hospitals 3.380 07/01/55 619,895
1,000,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 854,117
1,000,000 OhioHealth Corp 2.297 11/15/31 890,396
750,000 OhioHealth Corp 3.042 11/15/50 500,723
100,000 Orlando Health Obligated Group 4.089 10/01/48 79,662
1,000,000 Orlando Health Obligated Group 3.327 10/01/50 700,141
200,000 PeaceHealth Obligated Group 4.787 11/15/48 172,064
750,000 PeaceHealth Obligated Group 3.218 11/15/50 492,181
500,000 Piedmont Healthcare, Inc 2.044 01/01/32 435,285
500,000 Piedmont Healthcare, Inc 2.719 01/01/42 350,814
725,000 Presbyterian Healthcare Services 4.875 08/01/52 637,599
570,000 Providence St. Joseph Health Obligated Group 2.532 10/01/29 531,272
945,000 Providence St. Joseph Health Obligated Group 5.403 10/01/33 963,522
100,000 Providence St. Joseph Health Obligated Group 3.744 10/01/47 74,008
350,000 Providence St. Joseph Health Obligated Group 3.930 10/01/48 264,807
1,000,000 (a) Providence St. Joseph Health Obligated Group 2.700 10/01/51 583,006

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 785,000 Queen's Health Systems 4.810% 07/01/52 $ 694,115
500,000 Quest Diagnostics, Inc 4.600 12/15/27 502,240
500,000 Quest Diagnostics, Inc 4.200 06/30/29 497,035
500,000 Quest Diagnostics, Inc 4.625 12/15/29 503,568
500,000 Quest Diagnostics, Inc 2.800 06/30/31 456,371
250,000 Quest Diagnostics, Inc 6.400 11/30/33 272,121
1,000,000 Quest Diagnostics, Inc 5.000 12/15/34 993,169
300,000 Quest Diagnostics, Inc 4.700 03/30/45 266,630
1,500,000 Rady Children's Hospital-San Diego 3.154 08/15/51 1,001,876
390,000 Rush Obligated Group 3.922 11/15/29 383,793
425,000 Sentara Healthcare 2.927 11/01/51 267,372
1,000,000 Sharp HealthCare 2.680 08/01/50 610,347
1,000,000 Smith & Nephew plc 2.032 10/14/30 889,976
500,000 Smith & Nephew plc 5.400 03/20/34 507,151
400,000 SSM Health Care Corp 3.823 06/01/27 397,232
500,000 SSM Health Care Corp 4.894 06/01/28 504,194
1,620,000 (a) Stanford Health Care 3.027 08/15/51 1,055,039
1,000,000 STERIS Irish FinCo UnLtd Co 3.750 03/15/51 719,587
500,000 Stryker Corp 3.650 03/07/28 494,403
1,000,000 Stryker Corp 4.850 02/10/30 1,013,613
1,250,000 Stryker Corp 4.625 09/11/34 1,220,198
1,000,000 Stryker Corp 5.200 02/10/35 1,012,571
200,000 Stryker Corp 4.100 04/01/43 165,986
200,000 Stryker Corp 4.375 05/15/44 169,246
550,000 Stryker Corp 4.625 03/15/46 476,385
575,000 Stryker Corp 2.900 06/15/50 364,252
1,500,000 Summa Health 3.511 11/15/51 1,100,221
200,000 Sutter Health 3.695 08/15/28 197,189
1,000,000 Sutter Health 2.294 08/15/30 911,078
435,000 Sutter Health 5.213 08/15/32 445,451
745,000 Sutter Health 5.537 08/15/35 768,656
500,000 Sutter Health 3.161 08/15/40 384,819
200,000 Sutter Health 4.091 08/15/48 159,007
500,000 Sutter Health 3.361 08/15/50 346,281
135,000 Sutter Health 5.547 08/15/53 131,793
1,000,000 Texas Health Resources 2.328 11/15/50 559,677
100,000 Texas Health Resources 4.330 11/15/55 82,170
450,000 Toledo Hospital 5.750 11/15/38 450,463
1,000,000 Trinity Health Corp 2.632 12/01/40 717,830
300,000 Trinity Health Corp 4.125 12/01/45 245,951
185,000 Trinity Health Corp 3.434 12/01/48 135,741
1,000,000 UMass Memorial Health Care Obligated Group 5.363 07/01/52 918,028
1,000,000 UnitedHealth Group, Inc 2.875 08/15/29 953,282
1,000,000 UnitedHealth Group, Inc 5.300 02/15/30 1,027,891
2,200,000 UnitedHealth Group, Inc 2.000 05/15/30 1,991,785
2,000,000 UnitedHealth Group, Inc 4.900 04/15/31 2,029,881
1,750,000 UnitedHealth Group, Inc 2.300 05/15/31 1,568,500
1,000,000 UnitedHealth Group, Inc 4.950 01/15/32 1,011,148
800,000 UnitedHealth Group, Inc 4.200 05/15/32 779,423
1,500,000 UnitedHealth Group, Inc 5.350 02/15/33 1,540,022
1,500,000 UnitedHealth Group, Inc 4.500 04/15/33 1,464,544
1,500,000 UnitedHealth Group, Inc 5.000 04/15/34 1,501,175
1,000,000 UnitedHealth Group, Inc 5.150 07/15/34 1,008,526
150,000 UnitedHealth Group, Inc 5.800 03/15/36 156,800
365,000 UnitedHealth Group, Inc 6.625 11/15/37 402,454
200,000 UnitedHealth Group, Inc 6.875 02/15/38 225,151
275,000 UnitedHealth Group, Inc 3.500 08/15/39 222,426
1,000,000 UnitedHealth Group, Inc 2.750 05/15/40 727,363
1,500,000 UnitedHealth Group, Inc 3.050 05/15/41 1,111,957
300,000 UnitedHealth Group, Inc 4.375 03/15/42 258,920
350,000 UnitedHealth Group, Inc 3.950 10/15/42 283,027
375,000 UnitedHealth Group, Inc 4.250 03/15/43 312,858

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,500,000 UnitedHealth Group, Inc 5.500% 07/15/44 $ 1,447,494
800,000 UnitedHealth Group, Inc 4.200 01/15/47 638,288
300,000 UnitedHealth Group, Inc 4.250 04/15/47 240,235
500,000 UnitedHealth Group, Inc 3.750 10/15/47 369,797
1,700,000 UnitedHealth Group, Inc 4.250 06/15/48 1,350,740
1,000,000 UnitedHealth Group, Inc 3.700 08/15/49 719,141
2,000,000 UnitedHealth Group, Inc 2.900 05/15/50 1,245,047
3,000,000 UnitedHealth Group, Inc 3.250 05/15/51 1,976,276
450,000 UnitedHealth Group, Inc 4.750 05/15/52 378,810
1,500,000 UnitedHealth Group, Inc 5.875 02/15/53 1,477,300
1,500,000 UnitedHealth Group, Inc 5.050 04/15/53 1,319,542
3,000,000 UnitedHealth Group, Inc 5.375 04/15/54 2,758,752
100,000 UnitedHealth Group, Inc 5.950 06/15/55 100,738
1,250,000 UnitedHealth Group, Inc 3.875 08/15/59 872,085
1,000,000 UnitedHealth Group, Inc 3.125 05/15/60 594,446
500,000 UnitedHealth Group, Inc 4.950 05/15/62 419,783
1,000,000 UnitedHealth Group, Inc 6.050 02/15/63 999,605
1,500,000 UnitedHealth Group, Inc 5.200 04/15/63 1,309,468
2,000,000 UnitedHealth Group, Inc 5.500 04/15/64 1,831,221
500,000 Universal Health Services, Inc 4.625 10/15/29 494,172
1,000,000 Universal Health Services, Inc 2.650 01/15/32 871,183
1,000,000 Universal Health Services, Inc 5.050 10/15/34 954,747
500,000 University of Pittsburgh Medical Center 5.035 05/15/33 503,814
500,000 University of Pittsburgh Medical Center 5.377 05/15/43 477,058
370,000 WakeMed 3.286 10/01/52 250,590
200,000 West Virginia United Health System Obligated Group 3.129 06/01/50 125,705
500,000 Willis-Knighton Medical Center 3.065 03/01/51 311,164
1,000,000 Yale Haven Health Services Corp 2.496 07/01/50 578,721
1,000,000 Zimmer Biomet Holdings, Inc 5.200 09/15/34 999,917
1,000,000 Zimmer Biomet Holdings, Inc 5.500 02/19/35 1,020,742
TOTAL HEALTH CARE EQUIPMENT & SERVICES 302,385,677
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3.150 08/01/27 492,976
250,000 Church & Dwight Co, Inc 2.300 12/15/31 221,761
500,000 Church & Dwight Co, Inc 5.600 11/15/32 525,767
100,000 Church & Dwight Co, Inc 3.950 08/01/47 78,290
725,000 Church & Dwight Co, Inc 5.000 06/15/52 649,531
750,000 Clorox Co 4.400 05/01/29 749,022
1,000,000 Clorox Co 1.800 05/15/30 894,891
375,000 Clorox Co 4.600 05/01/32 371,850
1,000,000 Colgate-Palmolive Co 4.600 03/01/28 1,013,398
225,000 Colgate-Palmolive Co 3.250 08/15/32 211,190
1,000,000 Colgate-Palmolive Co 4.600 03/01/33 1,010,160
300,000 Colgate-Palmolive Co 4.000 08/15/45 251,026
550,000 Colgate-Palmolive Co 3.700 08/01/47 425,467
200,000 Estee Lauder Cos, Inc 2.375 12/01/29 186,200
100,000 Estee Lauder Cos, Inc 2.600 04/15/30 92,766
1,500,000 Estee Lauder Cos, Inc 1.950 03/15/31 1,322,776
1,000,000 (a) Estee Lauder Cos, Inc 5.000 02/14/34 995,128
100,000 Estee Lauder Cos, Inc 6.000 05/15/37 105,714
300,000 Estee Lauder Cos, Inc 4.375 06/15/45 244,850
375,000 Estee Lauder Cos, Inc 4.150 03/15/47 289,253
700,000 Estee Lauder Cos, Inc 3.125 12/01/49 443,879
725,000 Haleon US Capital LLC 3.375 03/24/29 705,421
1,500,000 Haleon US Capital LLC 3.625 03/24/32 1,409,470
1,000,000 Haleon US Capital LLC 4.000 03/24/52 766,264
1,000,000 Kenvue, Inc 5.000 03/22/30 1,018,022
500,000 Kenvue, Inc 4.850 05/22/32 505,325
1,250,000 Kenvue, Inc 4.900 03/22/33 1,260,059
1,250,000 Kenvue, Inc 5.050 03/22/53 1,130,262
1,000,000 Kenvue, Inc 5.200 03/22/63 895,609
200,000 Kimberly-Clark Corp 1.050 09/15/27 191,551

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 412,000 Kimberly-Clark Corp 3.950% 11/01/28 $ 409,380
750,000 Kimberly-Clark Corp 3.200 04/25/29 728,287
1,500,000 Kimberly-Clark Corp 2.000 11/02/31 1,331,290
500,000 Kimberly-Clark Corp 4.500 02/16/33 499,543
200,000 Kimberly-Clark Corp 6.625 08/01/37 226,260
725,000 Kimberly-Clark Corp 3.200 07/30/46 506,530
200,000 Kimberly-Clark Corp 3.900 05/04/47 154,284
300,000 Kimberly-Clark Corp 2.875 02/07/50 193,681
1,000,000 Procter & Gamble Co 4.350 01/29/29 1,010,257
1,000,000 Procter & Gamble Co 4.150 10/24/29 1,005,692
2,000,000 Procter & Gamble Co 3.000 03/25/30 1,914,241
1,150,000 Procter & Gamble Co 1.200 10/29/30 1,006,532
1,500,000 Procter & Gamble Co 1.950 04/23/31 1,345,698
2,000,000 Procter & Gamble Co 4.550 01/29/34 2,004,046
1,000,000 Procter & Gamble Co 4.550 10/24/34 1,001,885
1,000,000 Procter & Gamble Co 4.350 11/03/35 969,601
1,150,000 Unilever Capital Corp 3.500 03/22/28 1,138,152
1,000,000 Unilever Capital Corp 2.125 09/06/29 935,742
175,000 Unilever Capital Corp 1.375 09/14/30 154,849
200,000 Unilever Capital Corp 1.750 08/12/31 175,100
430,000 Unilever Capital Corp 5.900 11/15/32 465,423
700,000 Unilever Capital Corp 5.000 12/08/33 715,665
1,300,000 Unilever Capital Corp 4.625 08/12/34 1,284,787
500,000 Unilever Capital Corp 2.625 08/12/51 302,742
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 37,937,545
INSURANCE - 0.8%
500,000 Aegon NV 5.500 04/11/48 498,880
375,000 Aflac, Inc 3.600 04/01/30 363,479
200,000 Aflac, Inc 4.000 10/15/46 156,813
500,000 Aflac, Inc 4.750 01/15/49 429,435
1,000,000 Alleghany Corp 3.625 05/15/30 970,431
200,000 Alleghany Corp 4.900 09/15/44 177,238
1,000,000 Alleghany Corp 3.250 08/15/51 657,944
1,500,000 Allstate Corp 5.050 06/24/29 1,529,477
600,000 Allstate Corp 5.250 03/30/33 612,895
600,000 Allstate Corp 4.500 06/15/43 509,887
975,000 Allstate Corp 4.200 12/15/46 773,198
250,000 Allstate Corp 3.850 08/10/49 185,441
200,000 Allstate Corp 6.852 08/15/53 199,945
325,000 American Financial Group, Inc 5.250 04/02/30 332,852
1,000,000 American Financial Group, Inc 5.000 09/23/35 959,328
400,000 American Financial Group, Inc 4.500 06/15/47 321,834
500,000 American International Group, Inc 4.850 05/07/30 505,023
1,000,000 American International Group, Inc 5.125 03/27/33 1,009,638
250,000 American International Group, Inc 5.450 05/07/35 254,994
1,500,000 American International Group, Inc 4.750 04/01/48 1,301,558
1,500,000 American International Group, Inc 4.375 06/30/50 1,214,925
1,000,000 American National Group, Inc 5.750 10/01/29 1,010,315
750,000 American National Group, Inc 6.000 07/15/35 731,165
450,000 Aon Corp 2.800 05/15/30 418,993
1,000,000 Aon Corp 2.050 08/23/31 873,121
1,000,000 Aon Corp 2.600 12/02/31 891,952
500,000 Aon Corp 5.000 09/12/32 502,930
750,000 Aon Corp 5.350 02/28/33 768,094
200,000 Aon Corp 6.250 09/30/40 212,944
1,000,000 Aon Corp 2.900 08/23/51 606,605
500,000 Aon Corp 3.900 02/28/52 364,599
550,000 Aon Global Ltd 4.750 05/15/45 474,343
1,000,000 Aon North America, Inc 5.300 03/01/31 1,020,314
1,500,000 Aon North America, Inc 5.450 03/01/34 1,531,851
1,500,000 Aon North America, Inc 5.750 03/01/54 1,445,292
200,000 Arch Capital Group Ltd 5.031 12/15/46 180,405

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 600,000 Arch Capital Group Ltd 3.635% 06/30/50 $ 429,205
300,000 Arch Capital Group US, Inc 5.144 11/01/43 276,928
575,000 Arthur J Gallagher & Co 5.000 02/15/32 576,369
500,000 Arthur J Gallagher & Co 5.500 03/02/33 513,382
150,000 Arthur J Gallagher & Co 6.500 02/15/34 162,202
1,000,000 Arthur J Gallagher & Co 5.450 07/15/34 1,015,778
1,500,000 Arthur J Gallagher & Co 5.150 02/15/35 1,487,847
125,000 Arthur J Gallagher & Co 3.500 05/20/51 85,508
1,000,000 Arthur J Gallagher & Co 3.050 03/09/52 615,289
250,000 Arthur J Gallagher & Co 6.750 02/15/54 269,959
725,000 Arthur J Gallagher & Co 5.750 07/15/54 695,418
1,400,000 Arthur J Gallagher & Co 5.550 02/15/55 1,306,924
1,000,000 Aspen Insurance Holdings Ltd 5.750 07/01/30 1,031,136
300,000 Assurant, Inc 4.900 03/27/28 301,262
500,000 Assurant, Inc 3.700 02/22/30 479,582
7,000 Assurant, Inc 6.750 02/15/34 7,537
500,000 Assured Guaranty US Holdings, Inc 6.125 09/15/28 517,569
300,000 Assured Guaranty US Holdings, Inc 3.600 09/15/51 202,541
500,000 Athene Holding Ltd 6.150 04/03/30 516,051
500,000 Athene Holding Ltd 6.650 02/01/33 519,690
500,000 Athene Holding Ltd 3.950 05/25/51 338,172
500,000 Athene Holding Ltd 3.450 05/15/52 304,780
1,000,000 Athene Holding Ltd 6.250 04/01/54 917,585
500,000 Athene Holding Ltd 6.625 10/15/54 461,814
1,000,000 Athene Holding Ltd 6.625 05/19/55 963,337
1,000,000 Athene Holding Ltd 6.875 06/28/55 934,952
300,000 AXIS Specialty Finance LLC 3.900 07/15/29 294,159
250,000 AXIS Specialty Finance LLC 4.900 01/15/40 239,803
200,000 AXIS Specialty Finance plc 4.000 12/06/27 198,639
100,000 Berkshire Hathaway Finance Corp 1.850 03/12/30 91,724
1,000,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 926,001
300,000 Berkshire Hathaway Finance Corp 4.400 05/15/42 268,017
2,175,000 Berkshire Hathaway Finance Corp 4.200 08/15/48 1,772,774
1,725,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,415,687
3,000,000 Berkshire Hathaway Finance Corp 2.500 01/15/51 1,750,954
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,132,158
1,000,000 (a) Brighthouse Financial, Inc 5.625 05/15/30 995,032
236,000 Brighthouse Financial, Inc 4.700 06/22/47 160,476
425,000 Brown & Brown, Inc 4.700 06/23/28 426,230
1,000,000 Brown & Brown, Inc 4.900 06/23/30 998,644
1,000,000 Brown & Brown, Inc 2.375 03/15/31 879,912
500,000 Brown & Brown, Inc 4.200 03/17/32 471,958
1,000,000 Brown & Brown, Inc 5.250 06/23/32 997,232
500,000 Brown & Brown, Inc 5.650 06/11/34 504,249
225,000 Brown & Brown, Inc 5.550 06/23/35 224,701
500,000 Brown & Brown, Inc 4.950 03/17/52 416,694
625,000 (a) Brown & Brown, Inc 6.250 06/23/55 623,235
450,000 Chubb Corp 6.000 05/11/37 480,112
1,500,000 Chubb INA Holdings LLC 4.900 08/15/35 1,476,919
2,000,000 Chubb INA Holdings, Inc 5.000 03/15/34 2,011,109
150,000 Chubb INA Holdings, Inc 4.150 03/13/43 126,218
1,600,000 Chubb INA Holdings, Inc 4.350 11/03/45 1,347,086
1,500,000 Chubb INA Holdings, Inc 3.050 12/15/61 900,750
200,000 Cincinnati Financial Corp 6.920 05/15/28 210,180
650,000 CNA Financial Corp 2.050 08/15/30 578,247
500,000 CNA Financial Corp 5.500 06/15/33 507,020
1,000,000 CNA Financial Corp 5.125 02/15/34 984,460
500,000 CNO Financial Group, Inc 5.250 05/30/29 500,973
1,000,000 CNO Financial Group, Inc 6.450 06/15/34 1,031,867
650,000 Corebridge Financial, Inc 6.375 09/15/54 638,841
1,000,000 Elevance Health, Inc 4.600 09/15/32 984,901
1,500,000 (a) Elevance Health, Inc 5.000 01/15/36 1,469,462

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 550,000 Elevance Health, Inc 5.700% 09/15/55 $ 522,990
500,000 Enstar Group Ltd 4.950 06/01/29 497,884
1,000,000 Enstar Group Ltd 3.100 09/01/31 882,360
456,000 Equitable Holdings, Inc 4.350 04/20/28 454,922
300,000 Everest Reinsurance Holdings, Inc 4.868 06/01/44 253,738
250,000 Everest Reinsurance Holdings, Inc 3.500 10/15/50 165,853
1,200,000 Everest Reinsurance Holdings, Inc 3.125 10/15/52 723,722
750,000 F&G Annuities & Life, Inc 6.500 06/04/29 753,134
500,000 (a) F&G Annuities & Life, Inc 6.250 10/04/34 474,560
950,000 Fairfax Financial Holdings Ltd 6.000 12/07/33 992,525
1,000,000 Fairfax Financial Holdings Ltd 5.750 05/20/35 1,024,861
1,000,000 Fairfax Financial Holdings Ltd 6.350 03/22/54 1,007,630
1,000,000 Fairfax Financial Holdings Ltd 6.500 05/20/55 1,026,029
300,000 Fidelity National Financial, Inc 4.500 08/15/28 299,235
500,000 Fidelity National Financial, Inc 3.400 06/15/30 470,135
500,000 Fidelity National Financial, Inc 2.450 03/15/31 440,986
400,000 Fidelity National Financial, Inc 3.200 09/17/51 242,632
750,000 First American Financial Corp 4.000 05/15/30 715,251
400,000 First American Financial Corp 2.400 08/15/31 344,199
1,000,000 First American Financial Corp 5.450 09/30/34 980,071
350,000 Globe Life, Inc 4.550 09/15/28 349,515
350,000 Globe Life, Inc 2.150 08/15/30 314,109
175,000 Globe Life, Inc 4.800 06/15/32 173,190
1,000,000 Globe Life, Inc 5.850 09/15/34 1,030,229
1,000,000 Hanover Insurance Group, Inc 5.500 09/01/35 991,331
750,000 Hartford Financial Services Group, Inc 2.800 08/19/29 710,187
400,000 Hartford Financial Services Group, Inc 4.300 04/15/43 335,918
450,000 Hartford Financial Services Group, Inc 4.400 03/15/48 371,378
450,000 Hartford Financial Services Group, Inc 3.600 08/19/49 323,218
475,000 Hartford Financial Services Group, Inc 2.900 09/15/51 294,375
500,000 Horace Mann Educators Corp 7.250 09/15/28 528,048
500,000 Kemper Corp 2.400 09/30/30 436,992
1,000,000 Kemper Corp 3.800 02/23/32 902,758
529,000 Lincoln National Corp 3.050 01/15/30 497,734
1,000,000 Lincoln National Corp 3.400 03/01/32 906,687
1,000,000 Lincoln National Corp 5.852 03/15/34 1,017,677
650,000 (a) Lincoln National Corp 5.350 11/15/35 633,558
150,000 Lincoln National Corp 7.000 06/15/40 162,315
400,000 Loews Corp 3.200 05/15/30 379,584
1,000,000 Loews Corp 4.940 04/01/36 978,607
200,000 Loews Corp 4.125 05/15/43 165,653
1,000,000 Manulife Financial Corp 3.703 03/16/32 946,641
1,000,000 Manulife Financial Corp 4.986 12/11/35 976,937
200,000 Manulife Financial Corp 5.375 03/04/46 189,709
200,000 Markel Group, Inc 3.350 09/17/29 191,610
150,000 Markel Group, Inc 5.000 04/05/46 131,594
100,000 Markel Group, Inc 4.300 11/01/47 77,588
750,000 Markel Group, Inc 5.000 05/20/49 640,641
200,000 Markel Group, Inc 4.150 09/17/50 149,299
750,000 Markel Group, Inc 3.450 05/07/52 491,762
1,000,000 Markel Group, Inc 6.000 05/16/54 973,306
450,000 Marsh & McLennan Cos, Inc 2.250 11/15/30 406,981
1,000,000 Marsh & McLennan Cos, Inc 4.850 11/15/31 1,008,155
600,000 Marsh & McLennan Cos, Inc 2.375 12/15/31 533,450
1,000,000 Marsh & McLennan Cos, Inc 5.750 11/01/32 1,054,125
1,000,000 Marsh & McLennan Cos, Inc 5.400 09/15/33 1,031,246
1,000,000 Marsh & McLennan Cos, Inc 5.150 03/15/34 1,011,882
1,000,000 Marsh & McLennan Cos, Inc 5.000 03/15/35 995,792
350,000 Marsh & McLennan Cos, Inc 4.950 03/15/36 346,692
250,000 Marsh & McLennan Cos, Inc 4.750 03/15/39 234,559
500,000 Marsh & McLennan Cos, Inc 5.350 11/15/44 473,378
100,000 Marsh & McLennan Cos, Inc 4.350 01/30/47 81,747

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 300,000 Marsh & McLennan Cos, Inc 4.200% 03/01/48 $ 240,155
1,200,000 Marsh & McLennan Cos, Inc 4.900 03/15/49 1,058,779
250,000 Marsh & McLennan Cos, Inc 6.250 11/01/52 262,473
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/53 944,136
1,000,000 Marsh & McLennan Cos, Inc 5.700 09/15/53 979,678
500,000 Marsh & McLennan Cos, Inc 5.450 03/15/54 470,538
1,030,000 Metlife, Inc 5.700 06/15/35 1,077,315
1,500,000 MetLife, Inc 5.375 07/15/33 1,547,422
675,000 MetLife, Inc 6.375 06/15/34 735,786
130,000 MetLife, Inc 5.875 02/06/41 132,591
450,000 MetLife, Inc 4.125 08/13/42 370,107
750,000 MetLife, Inc 4.875 11/13/43 671,609
500,000 MetLife, Inc 4.721 12/15/44 435,269
800,000 MetLife, Inc 4.050 03/01/45 642,732
1,000,000 MetLife, Inc 4.600 05/13/46 866,040
1,200,000 MetLife, Inc 5.000 07/15/52 1,060,410
1,000,000 MetLife, Inc 5.250 01/15/54 919,189
550,000 MetLife, Inc 6.350 03/15/55 558,113
550,000 MetLife, Inc 5.850 03/15/56 539,820
20,000 Nationwide Financial Services, Inc 6.750 05/15/37 19,840
1,000,000 Old Republic International Corp 5.750 03/28/34 1,020,404
500,000 Old Republic International Corp 3.850 06/11/51 350,766
500,000 PartnerRe Finance B LLC 3.700 07/02/29 486,044
500,000 PartnerRe Finance B LLC 4.500 10/01/50 478,667
500,000 Primerica, Inc 2.800 11/19/31 447,127
100,000 Principal Financial Group, Inc 3.700 05/15/29 97,575
100,000 Principal Financial Group, Inc 4.625 09/15/42 87,010
200,000 Principal Financial Group, Inc 4.350 05/15/43 166,920
300,000 Principal Financial Group, Inc 4.300 11/15/46 244,242
750,000 Principal Financial Group, Inc 5.500 03/15/53 698,965
250,000 Progressive Corp 4.000 03/01/29 248,854
100,000 Progressive Corp 3.200 03/26/30 95,662
1,000,000 Progressive Corp 4.600 03/26/31 1,002,284
125,000 Progressive Corp 3.000 03/15/32 114,299
120,000 Progressive Corp 6.250 12/01/32 130,360
1,000,000 Progressive Corp 5.150 03/26/36 1,001,410
300,000 Progressive Corp 4.350 04/25/44 252,844
300,000 Progressive Corp 3.700 01/26/45 228,401
950,000 Progressive Corp 4.125 04/15/47 758,052
750,000 Progressive Corp 4.200 03/15/48 602,052
100,000 Progressive Corp 3.950 03/26/50 76,044
500,000 Progressive Corp 3.700 03/15/52 363,420
195,000 Prudential Financial, Inc 3.878 03/27/28 193,610
450,000 Prudential Financial, Inc 5.700 12/14/36 467,409
500,000 Prudential Financial, Inc 3.000 03/10/40 376,804
1,700,000 Prudential Financial, Inc 4.600 05/15/44 1,467,611
2,300,000 Prudential Financial, Inc 4.500 09/15/47 2,243,436
300,000 Prudential Financial, Inc 4.418 03/27/48 243,965
2,400,000 Prudential Financial, Inc 5.700 09/15/48 2,377,136
799,000 Prudential Financial, Inc 3.935 12/07/49 595,306
450,000 Prudential Financial, Inc 4.350 02/25/50 361,160
1,000,000 Prudential Financial, Inc 3.700 03/13/51 715,916
675,000 Prudential Financial, Inc 5.125 03/01/52 645,891
1,000,000 Prudential Financial, Inc 6.000 09/01/52 1,002,452
1,500,000 Prudential Financial, Inc 6.750 03/01/53 1,552,215
525,000 Prudential Financial, Inc 6.500 03/15/54 537,783
200,000 Prudential Funding Asia plc 3.125 04/14/30 190,285
1,000,000 Prudential Funding Asia plc 3.625 03/24/32 944,740
750,000 Reinsurance Group of America, Inc 3.900 05/15/29 733,339
350,000 Reinsurance Group of America, Inc 3.150 06/15/30 327,117
500,000 Reinsurance Group of America, Inc 6.000 09/15/33 519,186
500,000 Reinsurance Group of America, Inc 5.750 09/15/34 507,910

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 500,000 Reinsurance Group of America, Inc 6.650% 09/15/55 $ 497,774
500,000 Reinsurance Group of America, Inc 6.375 09/15/56 483,301
200,000 RenaissanceRe Finance, Inc 3.450 07/01/27 197,836
300,000 RenaissanceRe Holdings Ltd 3.600 04/15/29 290,829
1,000,000 RenaissanceRe Holdings Ltd 5.750 06/05/33 1,026,595
500,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 511,405
1,000,000 RLI Corp 5.375 06/01/36 962,589
500,000 Selective Insurance Group, Inc 5.900 04/15/35 514,004
1,000,000 SiriusPoint Ltd 7.000 04/05/29 1,043,582
1,000,000 Stewart Information Services Corp 3.600 11/15/31 884,073
20,000 Transatlantic Holdings, Inc 8.000 11/30/39 24,116
250,000 Travelers Cos, Inc 5.050 07/24/35 250,401
600,000 Travelers Cos, Inc 5.350 11/01/40 593,680
200,000 Travelers Cos, Inc 4.600 08/01/43 176,303
250,000 Travelers Cos, Inc 4.300 08/25/45 206,806
1,100,000 Travelers Cos, Inc 4.000 05/30/47 863,037
500,000 Travelers Cos, Inc 4.050 03/07/48 393,990
900,000 Travelers Cos, Inc 4.100 03/04/49 711,019
1,250,000 Travelers Cos, Inc 3.050 06/08/51 804,014
1,000,000 Travelers Cos, Inc 5.450 05/25/53 956,428
225,000 Travelers Cos, Inc 5.700 07/24/55 223,410
100,000 Travelers Property Casualty Corp 6.375 03/15/33 111,034
1,000,000 UnitedHealth Group, Inc 4.800 01/15/30 1,011,946
1,500,000 UnitedHealth Group, Inc 4.650 01/15/31 1,506,507
225,000 (a) UnitedHealth Group, Inc 5.300 06/15/35 229,530
1,500,000 UnitedHealth Group, Inc 5.625 07/15/54 1,429,611
300,000 Unum Group 5.750 08/15/42 291,800
500,000 Unum Group 4.500 12/15/49 395,259
1,000,000 Unum Group 4.125 06/15/51 736,078
400,000 Unum Group 6.000 06/15/54 377,483
525,000 Verisk Analytics, Inc 5.250 06/05/34 522,891
1,000,000 (a) Voya Financial, Inc 5.000 09/20/34 973,370
1,000,000 Voya Financial, Inc 5.050 03/02/36 965,959
200,000 Voya Financial, Inc 4.800 06/15/46 169,578
200,000 W R Berkley Corp 4.750 08/01/44 175,431
650,000 W R Berkley Corp 4.000 05/12/50 490,667
250,000 (a) W R Berkley Corp 3.550 03/30/52 171,777
400,000 W R Berkley Corp 3.150 09/30/61 232,466
900,000 Willis North America, Inc 2.950 09/15/29 852,243
1,000,000 Willis North America, Inc 4.550 03/15/31 985,329
1,000,000 Willis North America, Inc 5.350 05/15/33 1,010,464
300,000 Willis North America, Inc 5.050 09/15/48 260,412
500,000 Willis North America, Inc 3.875 09/15/49 361,978
750,000 Willis North America, Inc 5.900 03/05/54 727,992
200,000 XL Group Ltd 5.250 12/15/43 184,705
TOTAL INSURANCE 166,964,630
MATERIALS - 0.7%
1,000,000 3M Co 4.800 03/15/30 1,010,709
1,000,000 3M Co 5.150 03/15/35 1,005,919
750,000 Air Products and Chemicals, Inc 4.300 06/11/28 752,483
750,000 Air Products and Chemicals, Inc 4.750 02/08/31 760,403
750,000 Air Products and Chemicals, Inc 4.900 10/11/32 759,738
500,000 Air Products and Chemicals, Inc 4.800 03/03/33 503,747
750,000 Air Products and Chemicals, Inc 4.850 02/08/34 750,897
1,250,000 Air Products and Chemicals, Inc 2.800 05/15/50 773,509
1,000,000 Amcor Finance USA, Inc 5.625 05/26/33 1,024,498
1,000,000 Amcor Flexibles North America, Inc 5.100 03/17/30 1,009,358
200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 184,034
500,000 Amcor Flexibles North America, Inc 2.690 05/25/31 449,590
1,000,000 (a) Amcor Flexibles North America, Inc 5.500 03/17/35 1,011,451
200,000 Amcor Flexibles North America, Inc 5.125 03/12/36 194,444
500,000 Amrize Finance US LLC 4.700 04/07/28 502,953

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 750,000 Amrize Finance US LLC 4.950% 04/07/30 $ 758,201
750,000 Amrize Finance US LLC 5.400 04/07/35 762,667
1,000,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 961,227
375,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 362,518
500,000 AptarGroup, Inc 4.750 03/30/31 495,531
500,000 AptarGroup, Inc 3.600 03/15/32 464,723
500,000 ArcelorMittal S.A. 6.550 11/29/27 515,256
1,000,000 (a) ArcelorMittal S.A. 6.800 11/29/32 1,103,719
1,000,000 (a) ArcelorMittal S.A. 6.000 06/17/34 1,051,757
1,000,000 (a) ArcelorMittal S.A. 6.350 06/17/54 1,017,267
1,000,000 Avery Dennison Corp 5.750 03/15/33 1,040,959
1,500,000 Barrick North America Finance LLC 5.750 05/01/43 1,483,826
100,000 Barrick PD Australia Finance Pty Ltd 5.950 10/15/39 102,559
1,000,000 Berry Global, Inc 5.800 06/15/31 1,035,115
500,000 Berry Global, Inc 5.650 01/15/34 511,362
1,000,000 BHP Billiton Finance USA Ltd 5.250 09/08/30 1,029,216
1,000,000 BHP Billiton Finance USA Ltd 5.125 02/21/32 1,020,678
1,500,000 BHP Billiton Finance USA Ltd 4.900 02/28/33 1,502,539
1,500,000 BHP Billiton Finance USA Ltd 5.250 09/08/33 1,531,695
1,000,000 (a) BHP Billiton Finance USA Ltd 5.000 02/15/36 999,706
825,000 BHP Billiton Finance USA Ltd 4.125 02/24/42 699,424
675,000 BHP Billiton Finance USA Ltd 5.000 09/30/43 628,657
575,000 BHP Billiton Finance USA Ltd 5.500 09/08/53 555,611
1,000,000 BHP Billiton Finance USA Ltd 5.750 09/05/55 1,000,566
1,000,000 Cabot Corp 5.000 06/30/32 999,068
375,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 368,739
200,000 Celulosa Arauco y Constitucion S.A. 5.500 11/02/47 176,843
1,000,000 CF Industries, Inc 5.300 11/26/35 995,962
1,000,000 CRH America Finance, Inc 4.400 02/09/31 985,473
1,000,000 CRH America Finance, Inc 5.400 05/21/34 1,018,236
1,500,000 CRH America Finance, Inc 5.000 02/09/36 1,472,578
200,000 CRH America Finance, Inc 5.875 01/09/55 198,647
325,000 CRH America Finance, Inc 5.600 02/09/56 311,981
1,000,000 CRH SMW Finance DAC 5.200 05/21/29 1,021,848
35,000 Dow Chemical Co 7.375 11/01/29 37,869
1,000,000 (a) Dow Chemical Co 6.300 03/15/33 1,048,729
1,000,000 Dow Chemical Co 5.150 02/15/34 975,498
982,000 Dow Chemical Co 4.250 10/01/34 891,873
500,000 Dow Chemical Co 5.350 03/15/35 492,940
1,000,000 (a) Dow Chemical Co 5.650 03/15/36 990,617
131,000 Dow Chemical Co 9.400 05/15/39 165,909
275,000 Dow Chemical Co 5.250 11/15/41 241,561
1,200,000 Dow Chemical Co 4.375 11/15/42 940,436
400,000 Dow Chemical Co 4.625 10/01/44 315,922
825,000 Dow Chemical Co 5.550 11/30/48 712,558
750,000 Dow Chemical Co 4.800 05/15/49 580,225
1,000,000 Dow Chemical Co 3.600 11/15/50 643,069
500,000 (a) Dow Chemical Co 6.900 05/15/53 510,407
500,000 Dow Chemical Co 5.600 02/15/54 429,957
994,000 (b) DuPont de Nemours, Inc 4.725 11/15/28 997,748
500,000 Eagle Materials, Inc 2.500 07/01/31 446,561
1,000,000 Eagle Materials, Inc 5.000 03/15/36 957,506
700,000 Eastman Chemical Co 4.500 12/01/28 700,365
750,000 Eastman Chemical Co 4.500 02/20/31 733,327
1,650,000 Eastman Chemical Co 5.750 03/08/33 1,705,476
150,000 Eastman Chemical Co 4.800 09/01/42 131,277
525,000 Eastman Chemical Co 4.650 10/15/44 439,856
300,000 Ecolab, Inc 3.250 12/01/27 296,045
1,000,000 Ecolab, Inc 5.250 01/15/28 1,018,128
150,000 Ecolab, Inc 2.125 08/15/50 80,451
1,000,000 Ecolab, Inc 2.700 12/15/51 599,977
1,370,000 Ecolab, Inc 2.750 08/18/55 804,671

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 175,000 EIDP, Inc 2.300% 07/15/30 $ 161,016
500,000 EIDP, Inc 5.125 05/15/32 507,186
750,000 EIDP, Inc 4.800 05/15/33 742,131
1,000,000 Freeport-McMoRan, Inc 4.125 03/01/28 991,778
1,000,000 Freeport-McMoRan, Inc 4.250 03/01/30 979,543
1,000,000 Freeport-McMoRan, Inc 4.625 08/01/30 993,426
750,000 Georgia-Pacific LLC 7.750 11/15/29 834,690
1,000,000 Gerdau Trade, Inc 5.750 06/09/35 1,012,500
100,000 International Flavors & Fragrances, Inc 4.450 09/26/28 99,691
412,000 International Flavors & Fragrances, Inc 5.000 09/26/48 356,464
450,000 International Paper Co 6.000 11/15/41 449,682
390,000 International Paper Co 4.800 06/15/44 332,837
2,425,000 International Paper Co 4.350 08/15/48 1,889,903
500,000 Kinross Gold Corp 6.250 07/15/33 533,273
725,000 Linde, Inc 1.100 08/10/30 634,601
625,000 Linde, Inc 3.550 11/07/42 491,061
225,000 Linde, Inc 2.000 08/10/50 118,039
150,000 Lubrizol Corp 6.500 10/01/34 167,675
575,000 LYB International Finance BV 5.250 07/15/43 494,225
550,000 LYB International Finance BV 4.875 03/15/44 451,538
150,000 LYB International Finance III LLC 2.250 10/01/30 133,926
500,000 LYB International Finance III LLC 5.125 01/15/31 500,608
1,000,000 LYB International Finance III LLC 5.625 05/15/33 1,008,084
1,000,000 LYB International Finance III LLC 5.500 03/01/34 994,000
500,000 (a) LYB International Finance III LLC 6.150 05/15/35 514,608
500,000 LYB International Finance III LLC 5.875 01/15/36 501,652
1,000,000 LYB International Finance III LLC 4.200 10/15/49 707,582
750,000 LYB International Finance III LLC 4.200 05/01/50 529,202
1,000,000 LYB International Finance III LLC 3.625 04/01/51 644,849
500,000 LYB International Finance III LLC 3.800 10/01/60 306,183
475,000 LyondellBasell Industries NV 4.625 02/26/55 355,384
250,000 Martin Marietta Materials, Inc 2.500 03/15/30 231,241
1,000,000 Martin Marietta Materials, Inc 5.150 12/01/34 1,000,360
450,000 Martin Marietta Materials, Inc 4.250 12/15/47 359,705
500,000 Martin Marietta Materials, Inc 3.200 07/15/51 324,192
1,000,000 Martin Marietta Materials, Inc 5.500 12/01/54 940,084
750,000 Mosaic Co 5.375 11/15/28 766,152
300,000 (a) Mosaic Co 5.450 11/15/33 303,189
100,000 Mosaic Co 4.875 11/15/41 88,074
600,000 Mosaic Co 5.625 11/15/43 556,625
2,500,000 Newmont Corp 5.350 03/15/34 2,571,065
298,000 Newmont Corp 5.875 04/01/35 316,016
300,000 Newmont Corp 5.450 06/09/44 289,347
2,150,000 Nucor Corp 2.700 06/01/30 2,005,636
500,000 Nucor Corp 4.650 06/01/30 504,649
500,000 Nucor Corp 3.125 04/01/32 460,122
500,000 Nucor Corp 5.100 06/01/35 505,180
1,000,000 Nucor Corp 2.979 12/15/55 606,888
550,000 Nutrien Ltd 4.200 04/01/29 546,240
500,000 Nutrien Ltd 2.950 05/13/30 468,607
200,000 Nutrien Ltd 4.125 03/15/35 183,307
200,000 Nutrien Ltd 5.625 12/01/40 196,065
200,000 Nutrien Ltd 4.900 06/01/43 177,979
691,000 Nutrien Ltd 5.250 01/15/45 636,415
1,050,000 Nutrien Ltd 5.000 04/01/49 924,893
300,000 Nutrien Ltd 3.950 05/13/50 223,073
750,000 Nutrien Ltd 5.800 03/27/53 735,976
1,000,000 Owens Corning 5.950 06/15/54 986,898
550,000 Packaging Corp of America 3.400 12/15/27 540,756
100,000 Packaging Corp of America 3.000 12/15/29 95,000
500,000 Packaging Corp of America 5.700 12/01/33 518,756
500,000 Packaging Corp of America 4.050 12/15/49 381,257

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 750,000 Packaging Corp of America 3.050% 10/01/51 $ 470,154
425,000 PPG Industries, Inc 3.750 03/15/28 421,151
500,000 PPG Industries, Inc 2.550 06/15/30 463,009
500,000 PPG Industries, Inc 4.375 03/15/31 492,293
500,000 Reliance Steel & Aluminum Co 2.150 08/15/30 449,133
414,000 Rio Tinto Alcan, Inc 6.125 12/15/33 444,216
350,000 Rio Tinto Finance USA Ltd 5.200 11/02/40 340,643
1,000,000 Rio Tinto Finance USA plc 4.875 03/14/30 1,015,655
1,000,000 Rio Tinto Finance USA plc 5.000 03/14/32 1,020,347
1,500,000 Rio Tinto Finance USA plc 5.000 03/09/33 1,523,807
1,000,000 Rio Tinto Finance USA plc 5.250 03/14/35 1,015,975
1,400,000 Rio Tinto Finance USA plc 4.125 08/21/42 1,180,139
1,000,000 Rio Tinto Finance USA plc 5.125 03/09/53 913,210
950,000 Rio Tinto Finance USA plc 5.750 03/14/55 947,723
1,000,000 Rio Tinto Finance USA plc 5.875 03/14/65 996,144
300,000 RPM International, Inc 4.550 03/01/29 300,783
1,000,000 RPM International, Inc 2.950 01/15/32 898,962
100,000 RPM International, Inc 5.250 06/01/45 92,715
200,000 RPM International, Inc 4.250 01/15/48 158,700
500,000 Sherwin-Williams Co 2.950 08/15/29 476,552
500,000 Sherwin-Williams Co 2.300 05/15/30 456,724
500,000 Sherwin-Williams Co 4.800 09/01/31 503,971
950,000 Sherwin-Williams Co 2.200 03/15/32 825,423
500,000 Sherwin-Williams Co 5.150 08/15/35 502,490
200,000 Sherwin-Williams Co 4.000 12/15/42 161,325
900,000 Sherwin-Williams Co 4.500 06/01/47 749,175
900,000 Sherwin-Williams Co 3.800 08/15/49 658,198
500,000 Sherwin-Williams Co 3.300 05/15/50 331,890
500,000 Sherwin-Williams Co 2.900 03/15/52 302,203
225,000 Smurfit Kappa Treasury ULC 5.438 04/03/34 227,972
300,000 Smurfit Kappa Treasury ULC 5.777 04/03/54 289,699
500,000 Smurfit Westrock Financing DAC 5.418 01/15/35 504,014
1,000,000 Smurfit Westrock Financing DAC 5.185 01/15/36 983,880
750,000 Sonoco Products Co 3.125 05/01/30 705,018
1,000,000 Sonoco Products Co 2.850 02/01/32 895,051
1,000,000 (a) Sonoco Products Co 5.000 09/01/34 978,167
100,000 Southern Copper Corp 7.500 07/27/35 114,342
1,180,000 Southern Copper Corp 6.750 04/16/40 1,282,593
2,000,000 Southern Copper Corp 5.875 04/23/45 1,978,276
100,000 Steel Dynamics, Inc 3.250 01/15/31 93,674
250,000 Steel Dynamics, Inc 5.375 08/15/34 252,282
1,500,000 Steel Dynamics, Inc 5.250 05/15/35 1,500,643
500,000 Steel Dynamics, Inc 3.250 10/15/50 326,395
500,000 Steel Dynamics, Inc 5.750 05/15/55 482,001
700,000 Suzano Austria GmbH 2.500 09/15/28 664,724
600,000 Suzano Austria GmbH 6.000 01/15/29 613,214
1,000,000 Suzano Austria GmbH 3.750 01/15/31 928,890
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,319,132
1,150,000 Suzano Netherlands BV 5.500 01/15/36 1,112,625
2,000,000 Vale Overseas Ltd 3.750 07/08/30 1,903,432
2,000,000 Vale Overseas Ltd 6.125 06/12/33 2,086,040
1,750,000 Vale Overseas Ltd 6.400 06/28/54 1,772,225
275,000 Vulcan Materials Co 3.500 06/01/30 263,609
600,000 Vulcan Materials Co 5.350 12/01/34 609,561
475,000 Vulcan Materials Co 4.500 06/15/47 393,469
200,000 Vulcan Materials Co 4.700 03/01/48 170,555
1,000,000 Vulcan Materials Co 5.700 12/01/54 969,552
500,000 Westlake Corp 5.550 11/15/35 498,366
500,000 Westlake Corp 2.875 08/15/41 340,806
500,000 Westlake Corp 5.000 08/15/46 430,356
200,000 Westlake Corp 4.375 11/15/47 154,475
500,000 Westlake Corp 3.125 08/15/51 303,218

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 Westlake Corp 6.375% 11/15/55 $ 492,660
500,000 Westlake Corp 3.375 08/15/61 293,287
325,000 WRKCo, Inc 4.000 03/15/28 323,137
240,000 WRKCo, Inc 3.900 06/01/28 237,082
950,000 WRKCo, Inc 4.900 03/15/29 958,986
685,000 WRKCo, Inc 4.200 06/01/32 657,542
1,400,000 WRKCo, Inc 3.000 06/15/33 1,229,753
750,000 Yamana Gold, Inc 2.630 08/15/31 664,859
TOTAL MATERIALS 141,766,201
MEDIA & ENTERTAINMENT - 0.7%
850,000 Alphabet, Inc 1.100 08/15/30 747,438
500,000 Alphabet, Inc 4.100 11/15/30 496,592
2,000,000 Alphabet, Inc 4.100 02/15/31 1,986,102
1,000,000 Alphabet, Inc 1.900 08/15/40 667,252
2,800,000 Alphabet, Inc 2.050 08/15/50 1,502,163
1,100,000 (a) Alphabet, Inc 2.250 08/15/60 553,168
500,000 Baidu, Inc 4.375 03/29/28 501,455
500,000 Baidu, Inc 4.875 11/14/28 506,977
300,000 Baidu, Inc 3.425 04/07/30 289,345
1,000,000 (a) Baidu, Inc 2.375 08/23/31 904,380
500,000 Bain Capital Specialty Finance, Inc 5.950 03/01/31 477,013
500,000 (a) Blue Owl Technology Finance Corp 6.100 03/15/28 494,160
950,000 Charter Communications Operating LLC 3.750 02/15/28 933,394
2,000,000 Charter Communications Operating LLC 2.800 04/01/31 1,795,614
1,500,000 (a) Charter Communications Operating LLC 2.300 02/01/32 1,286,368
500,000 Charter Communications Operating LLC 4.400 04/01/33 467,450
1,000,000 Charter Communications Operating LLC 6.650 02/01/34 1,043,135
2,625,000 Charter Communications Operating LLC 6.550 06/01/34 2,725,154
750,000 Charter Communications Operating LLC 6.384 10/23/35 761,613
1,500,000 Charter Communications Operating LLC 5.850 12/01/35 1,475,380
1,500,000 Charter Communications Operating LLC 5.375 04/01/38 1,344,377
1,500,000 Charter Communications Operating LLC 3.500 06/01/41 1,051,858
1,550,000 Charter Communications Operating LLC 6.484 10/23/45 1,429,046
1,400,000 Charter Communications Operating LLC 5.375 05/01/47 1,126,564
1,375,000 Charter Communications Operating LLC 5.750 04/01/48 1,146,750
1,600,000 Charter Communications Operating LLC 5.125 07/01/49 1,228,447
2,500,000 Charter Communications Operating LLC 4.800 03/01/50 1,848,392
2,000,000 Charter Communications Operating LLC 3.700 04/01/51 1,237,830
1,500,000 Charter Communications Operating LLC 3.900 06/01/52 954,884
1,750,000 Charter Communications Operating LLC 5.250 04/01/53 1,372,345
1,500,000 (a) Charter Communications Operating LLC 6.700 12/01/55 1,433,053
1,000,000 Charter Communications Operating LLC 3.950 06/30/62 587,559
500,000 Charter Communications Operating LLC 5.500 04/01/63 386,162
1,800,000 Comcast Corp 4.250 10/15/30 1,780,646
3,250,000 Comcast Corp 5.500 11/15/32 3,375,269
1,925,000 Comcast Corp 4.250 01/15/33 1,860,258
2,000,000 Comcast Corp 4.650 02/15/33 1,980,140
150,000 Comcast Corp 7.050 03/15/33 168,458
2,000,000 Comcast Corp 4.800 05/15/33 1,988,965
3,500,000 Comcast Corp 5.300 06/01/34 3,552,872
200,000 Comcast Corp 4.200 08/15/34 188,243
2,500,000 Comcast Corp 5.300 05/15/35 2,545,371
500,000 Comcast Corp 4.400 08/15/35 471,549
36,000 Comcast Corp 6.500 11/15/35 39,279
1,475,000 Comcast Corp 3.200 07/15/36 1,236,607
5,079,000 (b) Comcast Corp 5.168 01/15/37 4,945,640
3,150,000 Comcast Corp 3.900 03/01/38 2,705,236
1,000,000 Comcast Corp 3.250 11/01/39 772,017
3,800,000 Comcast Corp 3.750 04/01/40 3,080,668
1,275,000 Comcast Corp 3.400 07/15/46 869,570
631,000 Comcast Corp 3.969 11/01/47 464,324
1,500,000 Comcast Corp 4.000 03/01/48 1,104,290

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.7% (continued)
$ 1,407,000 Comcast Corp 3.999% 11/01/49 $ 1,020,140
2,525,000 Comcast Corp 3.450 02/01/50 1,655,505
425,000 Comcast Corp 2.800 01/15/51 243,121
1,237,000 Comcast Corp 2.887 11/01/51 715,067
1,050,000 Comcast Corp 2.450 08/15/52 546,822
3,750,000 Comcast Corp 5.350 05/15/53 3,315,600
1,000,000 (a) Comcast Corp 5.650 06/01/54 921,463
500,000 (a) Comcast Corp 6.050 05/15/55 494,731
2,000,000 Comcast Corp 5.500 05/15/64 1,771,261
1,000,000 Extra Space Storage LP 4.950 01/15/33 986,850
500,000 Fox Corp 3.500 04/08/30 479,875
1,000,000 Fox Corp 6.500 10/13/33 1,073,197
1,500,000 Fox Corp 5.476 01/25/39 1,450,961
650,000 Fox Corp 5.576 01/25/49 599,067
1,000,000 GE HealthCare Technologies, Inc 4.950 12/15/35 980,285
1,000,000 Inter-American Investment Corp 4.250 02/14/29 1,008,797
1,500,000 Meta Platforms, Inc 4.600 05/15/28 1,516,527
1,000,000 Meta Platforms, Inc 4.800 05/15/30 1,015,551
2,000,000 Meta Platforms, Inc 3.850 08/15/32 1,908,962
1,500,000 Meta Platforms, Inc 4.950 05/15/33 1,512,717
3,300,000 Meta Platforms, Inc 4.875 11/15/35 3,237,437
2,750,000 Meta Platforms, Inc 5.500 11/15/45 2,602,368
2,000,000 Meta Platforms, Inc 4.450 08/15/52 1,573,323
2,500,000 Meta Platforms, Inc 5.600 05/15/53 2,332,534
2,500,000 Meta Platforms, Inc 5.400 08/15/54 2,264,392
2,900,000 Meta Platforms, Inc 5.625 11/15/55 2,718,432
1,500,000 Meta Platforms, Inc 4.650 08/15/62 1,161,274
1,000,000 Meta Platforms, Inc 5.750 05/15/63 930,630
500,000 Morgan Stanley Direct Lending Fund 6.000 05/19/30 491,610
1,500,000 MSCI, Inc 5.150 03/15/36 1,452,873
870,000 NBCUniversal Media LLC 4.450 01/15/43 722,378
2,500,000 Netflix, Inc 5.875 11/15/28 2,600,905
1,000,000 Netflix, Inc 4.900 08/15/34 1,007,773
500,000 Netflix, Inc 5.400 08/15/54 484,222
750,000 Omnicom Group, Inc 2.450 04/30/30 687,931
1,000,000 Omnicom Group, Inc 2.400 03/01/31 894,761
700,000 Omnicom Group, Inc 2.600 08/01/31 626,811
1,000,000 Omnicom Group, Inc 5.000 06/02/33 976,731
500,000 Omnicom Group, Inc 5.375 06/15/33 499,993
750,000 (a) Omnicom Group, Inc 5.300 11/01/34 742,175
1,000,000 Omnicom Group, Inc 5.300 06/02/36 966,499
1,000,000 Omnicom Group, Inc 3.375 03/01/41 732,825
400,000 Omnicom Group, Inc 5.400 10/01/48 348,520
1,000,000 Otis Worldwide Corp 5.131 09/04/35 997,386
2,000,000 S&P Global, Inc 5.250 09/15/33 2,058,404
1,000,000 Take-Two Interactive Software, Inc 4.000 04/14/32 953,776
750,000 Tencent Music Entertainment Group 2.000 09/03/30 677,711
1,075,000 Time Warner Cable LLC 6.550 05/01/37 1,083,811
400,000 Time Warner Cable LLC 7.300 07/01/38 418,550
500,000 Time Warner Cable LLC 6.750 06/15/39 496,135
890,000 Time Warner Cable LLC 5.875 11/15/40 806,550
475,000 Time Warner Cable LLC 5.500 09/01/41 409,380
3,375,000 Time Warner Cable LLC 4.500 09/15/42 2,534,450
300,000 Time Warner Entertainment Co LP 8.375 07/15/33 339,683
100,000 TWDC Enterprises 18 Corp 4.375 08/16/41 88,985
200,000 TWDC Enterprises 18 Corp 3.700 12/01/42 158,927
1,275,000 TWDC Enterprises 18 Corp 4.125 06/01/44 1,046,031
100,000 TWDC Enterprises 18 Corp 3.000 07/30/46 68,253
2,000,000 Walt Disney Co 2.200 01/13/28 1,937,758
1,000,000 Walt Disney Co 3.800 03/22/30 981,269
2,000,000 Walt Disney Co 2.650 01/13/31 1,856,077
1,500,000 Walt Disney Co 4.000 03/14/31 1,476,863

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.7% (continued)
$ 229,000 Walt Disney Co 6.400% 12/15/35 $ 254,013
1,000,000 Walt Disney Co 4.625 03/14/36 972,432
325,000 Walt Disney Co 6.650 11/15/37 365,687
1,000,000 Walt Disney Co 3.500 05/13/40 818,469
1,425,000 Walt Disney Co 6.150 02/15/41 1,521,312
225,000 Walt Disney Co 5.400 10/01/43 220,016
500,000 Walt Disney Co 4.750 09/15/44 444,176
300,000 Walt Disney Co 4.950 10/15/45 275,751
700,000 Walt Disney Co 4.750 11/15/46 618,086
1,600,000 Walt Disney Co 2.750 09/01/49 991,791
3,000,000 Walt Disney Co 4.700 03/23/50 2,614,774
4,500,000 Walt Disney Co 3.600 01/13/51 3,257,241
900,000 (a) Weibo Corp 3.375 07/08/30 846,632
TOTAL MEDIA & ENTERTAINMENT 152,754,097
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
2,000,000 AbbVie, Inc 4.650 03/15/28 2,018,206
1,950,000 AbbVie, Inc 4.800 03/15/29 1,981,330
3,750,000 AbbVie, Inc 3.200 11/21/29 3,615,246
1,500,000 AbbVie, Inc 4.875 03/15/30 1,529,923
1,000,000 AbbVie, Inc 4.125 03/15/31 985,489
1,500,000 AbbVie, Inc 4.950 03/15/31 1,532,309
1,000,000 AbbVie, Inc 4.400 03/15/33 981,678
1,500,000 AbbVie, Inc 5.050 03/15/34 1,522,432
2,250,000 AbbVie, Inc 4.550 03/15/35 2,184,605
1,925,000 AbbVie, Inc 4.500 05/14/35 1,861,646
1,000,000 AbbVie, Inc 4.750 03/15/36 981,119
675,000 AbbVie, Inc 4.300 05/14/36 637,685
2,300,000 AbbVie, Inc 4.050 11/21/39 2,018,766
2,175,000 AbbVie, Inc 4.400 11/06/42 1,910,465
3,000,000 AbbVie, Inc 5.350 03/15/44 2,920,024
1,625,000 AbbVie, Inc 4.850 06/15/44 1,476,979
1,310,000 AbbVie, Inc 4.750 03/15/45 1,171,257
925,000 AbbVie, Inc 4.700 05/14/45 824,944
1,350,000 AbbVie, Inc 4.450 05/14/46 1,158,840
1,150,000 AbbVie, Inc 4.875 11/14/48 1,031,192
2,975,000 AbbVie, Inc 4.250 11/21/49 2,414,906
1,050,000 AbbVie, Inc 5.400 03/15/54 1,002,600
1,000,000 AbbVie, Inc 5.600 03/15/55 985,077
200,000 AbbVie, Inc 5.550 03/15/56 195,601
1,500,000 AbbVie, Inc 5.500 03/15/64 1,430,378
300,000 AbbVie, Inc 5.650 03/15/66 292,149
500,000 Agilent Technologies, Inc 2.750 09/15/29 473,433
1,000,000 Agilent Technologies, Inc 2.100 06/04/30 904,997
500,000 Agilent Technologies, Inc 2.300 03/12/31 448,459
500,000 Agilent Technologies, Inc 4.750 09/09/34 492,337
1,500,000 Amgen, Inc 1.650 08/15/28 1,414,333
1,000,000 Amgen, Inc 4.050 08/18/29 990,638
1,000,000 Amgen, Inc 2.450 02/21/30 928,662
4,175,000 Amgen, Inc 5.250 03/02/30 4,287,037
1,500,000 (a) Amgen, Inc 4.200 02/19/31 1,479,438
500,000 Amgen, Inc 2.300 02/25/31 451,479
850,000 Amgen, Inc 3.350 02/22/32 791,469
1,000,000 Amgen, Inc 4.200 03/01/33 965,102
2,300,000 Amgen, Inc 5.250 03/02/33 2,360,324
575,000 Amgen, Inc 4.850 02/19/36 564,955
1,325,000 Amgen, Inc 3.150 02/21/40 1,030,546
1,500,000 Amgen, Inc 2.800 08/15/41 1,080,966
126,000 Amgen, Inc 5.150 11/15/41 119,457
2,900,000 Amgen, Inc 5.600 03/02/43 2,858,346
2,675,000 Amgen, Inc 4.400 05/01/45 2,256,261
500,000 Amgen, Inc 5.500 02/19/46 480,119
2,128,000 Amgen, Inc 4.563 06/15/48 1,783,492

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 2,575,000 Amgen, Inc 3.375% 02/21/50 $ 1,812,037
2,447,000 Amgen, Inc 4.663 06/15/51 2,052,954
1,000,000 (a) Amgen, Inc 3.000 01/15/52 642,566
1,000,000 Amgen, Inc 4.200 02/22/52 776,987
1,000,000 Amgen, Inc 4.875 03/01/53 866,278
950,000 Amgen, Inc 5.650 03/02/53 920,115
172,000 Amgen, Inc 2.770 09/01/53 101,554
300,000 Amgen, Inc 5.650 02/19/56 290,827
1,000,000 Amgen, Inc 4.400 02/22/62 773,523
1,250,000 Amgen, Inc 5.750 03/02/63 1,202,381
1,000,000 AstraZeneca Finance LLC 4.875 03/03/28 1,015,340
1,000,000 AstraZeneca Finance LLC 4.900 03/03/30 1,020,757
1,500,000 AstraZeneca Finance LLC 4.900 02/26/31 1,531,610
750,000 AstraZeneca Finance LLC 4.000 03/02/31 736,970
750,000 AstraZeneca Finance LLC 4.300 03/02/33 734,935
1,500,000 AstraZeneca Finance LLC 5.000 02/26/34 1,522,048
750,000 AstraZeneca Finance LLC 4.600 03/02/36 734,996
1,700,000 AstraZeneca plc 4.000 01/17/29 1,696,018
1,000,000 AstraZeneca plc 1.375 08/06/30 882,452
1,900,000 AstraZeneca plc 6.450 09/15/37 2,123,402
625,000 AstraZeneca plc 4.000 09/18/42 525,751
500,000 AstraZeneca plc 4.375 11/16/45 431,864
750,000 AstraZeneca plc 4.375 08/17/48 637,996
600,000 AstraZeneca plc 2.125 08/06/50 329,119
525,000 Augusta SpinCo Corp 4.656 03/23/31 522,594
1,000,000 Augusta SpinCo Corp 4.945 03/23/33 996,540
275,000 Augusta SpinCo Corp 5.245 03/23/36 275,066
149,000 Baxalta, Inc 5.250 06/23/45 138,690
1,050,000 Biogen, Inc 2.250 05/01/30 959,100
500,000 Biogen, Inc 5.050 01/15/31 509,785
500,000 Biogen, Inc 5.750 05/15/35 517,075
1,375,000 Biogen, Inc 3.150 05/01/50 866,524
1,346,000 Biogen, Inc 3.250 02/15/51 851,641
500,000 Biogen, Inc 6.450 05/15/55 518,837
525,000 Bio-Rad Laboratories, Inc 3.700 03/15/32 487,631
1,150,000 Bristol-Myers Squibb Co 1.450 11/13/30 1,011,199
1,500,000 Bristol-Myers Squibb Co 5.750 02/01/31 1,583,957
1,500,000 Bristol-Myers Squibb Co 5.100 02/22/31 1,541,919
1,400,000 Bristol-Myers Squibb Co 2.950 03/15/32 1,283,171
615,000 Bristol-Myers Squibb Co 5.900 11/15/33 659,200
2,000,000 Bristol-Myers Squibb Co 5.200 02/22/34 2,050,418
1,700,000 Bristol-Myers Squibb Co 4.125 06/15/39 1,514,228
125,000 Bristol-Myers Squibb Co 2.350 11/13/40 87,163
375,000 Bristol-Myers Squibb Co 3.550 03/15/42 296,233
650,000 Bristol-Myers Squibb Co 3.250 08/01/42 488,621
2,500,000 Bristol-Myers Squibb Co 5.500 02/22/44 2,451,997
500,000 Bristol-Myers Squibb Co 4.350 11/15/47 412,195
1,786,000 Bristol-Myers Squibb Co 4.550 02/20/48 1,510,591
3,900,000 Bristol-Myers Squibb Co 4.250 10/26/49 3,131,969
2,075,000 Bristol-Myers Squibb Co 3.700 03/15/52 1,496,056
1,500,000 Bristol-Myers Squibb Co 5.550 02/22/54 1,444,359
200,000 Danaher Corp 4.375 09/15/45 169,823
400,000 Danaher Corp 2.600 10/01/50 239,045
750,000 Danaher Corp 2.800 12/10/51 462,019
1,500,000 Eli Lilly & Co 4.250 03/15/31 1,492,819
1,500,000 Eli Lilly & Co 4.900 02/12/32 1,533,338
1,000,000 Eli Lilly & Co 4.550 10/15/32 1,000,464
850,000 Eli Lilly & Co 4.700 02/27/33 856,079
1,500,000 Eli Lilly & Co 4.700 02/09/34 1,497,544
1,200,000 Eli Lilly & Co 4.600 08/14/34 1,187,861
1,500,000 Eli Lilly & Co 5.100 02/12/35 1,530,506
1,500,000 Eli Lilly & Co 4.900 10/15/35 1,499,274

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,550,000 Eli Lilly & Co 4.875% 02/27/53 $ 1,384,718
1,500,000 Eli Lilly & Co 5.000 02/09/54 1,366,302
1,000,000 Eli Lilly & Co 5.050 08/14/54 917,539
500,000 Eli Lilly & Co 5.500 02/12/55 490,095
125,000 Eli Lilly & Co 5.550 10/15/55 123,392
750,000 Eli Lilly & Co 2.500 09/15/60 397,582
1,425,000 Eli Lilly & Co 4.950 02/27/63 1,250,913
1,500,000 Eli Lilly & Co 5.100 02/09/64 1,349,290
1,500,000 Eli Lilly & Co 5.200 08/14/64 1,363,635
100,000 Eli Lilly & Co 5.650 10/15/65 98,220
1,815,000 Gilead Sciences, Inc 1.650 10/01/30 1,616,667
1,500,000 Gilead Sciences, Inc 5.250 10/15/33 1,551,307
1,000,000 Gilead Sciences, Inc 5.100 06/15/35 1,010,309
450,000 Gilead Sciences, Inc 4.600 09/01/35 439,740
550,000 Gilead Sciences, Inc 4.000 09/01/36 507,093
325,000 Gilead Sciences, Inc 2.600 10/01/40 235,233
250,000 Gilead Sciences, Inc 5.650 12/01/41 254,387
1,025,000 Gilead Sciences, Inc 4.800 04/01/44 925,000
950,000 Gilead Sciences, Inc 4.500 02/01/45 820,333
925,000 Gilead Sciences, Inc 4.750 03/01/46 819,572
1,525,000 Gilead Sciences, Inc 4.150 03/01/47 1,233,735
1,100,000 Gilead Sciences, Inc 2.800 10/01/50 681,655
1,000,000 Gilead Sciences, Inc 5.550 10/15/53 972,383
1,000,000 Gilead Sciences, Inc 5.500 11/15/54 969,422
1,000,000 Gilead Sciences, Inc 5.600 11/15/64 968,581
1,400,000 GlaxoSmithKline Capital plc 3.375 06/01/29 1,362,562
925,000 GlaxoSmithKline Capital, Inc 3.875 05/15/28 920,289
1,000,000 GlaxoSmithKline Capital, Inc 4.500 04/15/30 1,006,216
350,000 GlaxoSmithKline Capital, Inc 5.375 04/15/34 363,626
1,000,000 GlaxoSmithKline Capital, Inc 4.875 04/15/35 996,055
1,243,000 GlaxoSmithKline Capital, Inc 6.375 05/15/38 1,375,655
850,000 GlaxoSmithKline Capital, Inc 4.200 03/18/43 735,614
750,000 Illumina, Inc 2.550 03/23/31 671,788
1,000,000 Johnson & Johnson 4.700 03/01/30 1,022,050
2,000,000 Johnson & Johnson 1.300 09/01/30 1,775,828
850,000 Johnson & Johnson 4.900 06/01/31 878,279
1,000,000 Johnson & Johnson 4.850 03/01/32 1,028,368
1,000,000 Johnson & Johnson 4.375 12/05/33 1,001,752
1,500,000 Johnson & Johnson 4.950 06/01/34 1,553,035
2,000,000 (a) Johnson & Johnson 5.000 03/01/35 2,058,987
250,000 Johnson & Johnson 3.550 03/01/36 227,930
450,000 Johnson & Johnson 3.625 03/03/37 404,220
250,000 Johnson & Johnson 5.950 08/15/37 274,468
675,000 Johnson & Johnson 3.400 01/15/38 585,173
375,000 Johnson & Johnson 5.850 07/15/38 408,501
300,000 (a) Johnson & Johnson 4.500 12/05/43 276,581
1,200,000 Johnson & Johnson 3.700 03/01/46 953,358
1,625,000 Johnson & Johnson 3.750 03/03/47 1,286,045
1,100,000 Johnson & Johnson 3.500 01/15/48 830,599
1,500,000 (a) Johnson & Johnson 5.250 06/01/54 1,483,709
1,000,000 Johnson & Johnson 2.450 09/01/60 535,934
1,000,000 Merck & Co, Inc 4.300 05/17/30 998,498
3,175,000 Merck & Co, Inc 1.450 06/24/30 2,827,837
1,500,000 Merck & Co, Inc 4.150 09/15/30 1,491,389
1,150,000 Merck & Co, Inc 2.150 12/10/31 1,018,098
1,000,000 Merck & Co, Inc 4.550 09/15/32 1,002,728
1,000,000 Merck & Co, Inc 4.500 05/17/33 997,086
1,500,000 Merck & Co, Inc 4.950 09/15/35 1,502,837
3,000,000 Merck & Co, Inc 4.750 12/04/35 2,943,712
1,475,000 Merck & Co, Inc 3.900 03/07/39 1,293,161
425,000 Merck & Co, Inc 2.350 06/24/40 301,317
100,000 Merck & Co, Inc 3.600 09/15/42 79,388

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 925,000 Merck & Co, Inc 4.150% 05/18/43 $ 781,070
1,250,000 Merck & Co, Inc 4.900 05/17/44 1,146,677
1,825,000 Merck & Co, Inc 3.700 02/10/45 1,420,254
1,600,000 Merck & Co, Inc 4.000 03/07/49 1,252,774
375,000 Merck & Co, Inc 2.450 06/24/50 217,111
625,000 Merck & Co, Inc 2.750 12/10/51 380,146
1,375,000 Merck & Co, Inc 5.000 05/17/53 1,239,158
1,500,000 Merck & Co, Inc 5.700 09/15/55 1,488,384
1,375,000 Merck & Co, Inc 5.550 12/04/55 1,335,265
1,100,000 Merck & Co, Inc 2.900 12/10/61 627,890
500,000 Mylan, Inc 4.550 04/15/28 497,428
700,000 Mylan, Inc 5.200 04/15/48 554,107
1,000,000 Novartis Capital Corp 2.200 08/14/30 915,475
1,000,000 Novartis Capital Corp 4.100 11/05/30 988,861
625,000 Novartis Capital Corp 4.400 03/18/31 624,866
1,000,000 Novartis Capital Corp 4.000 09/18/31 985,162
1,000,000 Novartis Capital Corp 4.300 11/05/32 985,456
1,125,000 Novartis Capital Corp 4.600 03/18/33 1,120,219
1,500,000 Novartis Capital Corp 4.200 09/18/34 1,450,407
1,000,000 Novartis Capital Corp 4.600 11/05/35 979,911
2,000,000 Novartis Capital Corp 4.900 03/18/36 1,995,214
400,000 Novartis Capital Corp 3.700 09/21/42 324,604
1,025,000 Novartis Capital Corp 4.400 05/06/44 898,502
1,000,000 Novartis Capital Corp 5.200 11/05/45 956,699
1,000,000 Novartis Capital Corp 4.000 11/20/45 821,281
575,000 Novartis Capital Corp 5.600 03/18/46 575,958
350,000 Novartis Capital Corp 4.700 09/18/54 305,758
500,000 Novartis Capital Corp 5.700 03/18/56 503,567
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 5,029,675
3,300,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 3,287,427
3,850,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 3,632,843
1,775,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 1,649,632
3,500,000 Pfizer Investment Enterprises Pte Ltd 5.340 05/19/63 3,179,143
1,000,000 Pfizer, Inc 4.200 11/15/30 993,053
1,500,000 Pfizer, Inc 1.750 08/18/31 1,309,794
1,000,000 Pfizer, Inc 4.500 11/15/32 991,793
1,000,000 Pfizer, Inc 4.875 11/15/35 990,015
425,000 Pfizer, Inc 4.000 12/15/36 391,420
500,000 Pfizer, Inc 4.100 09/15/38 451,100
875,000 Pfizer, Inc 3.900 03/15/39 761,140
350,000 Pfizer, Inc 7.200 03/15/39 409,137
1,250,000 Pfizer, Inc 2.550 05/28/40 906,118
625,000 Pfizer, Inc 4.300 06/15/43 533,402
1,100,000 Pfizer, Inc 4.400 05/15/44 954,472
1,875,000 Pfizer, Inc 4.125 12/15/46 1,509,761
1,200,000 Pfizer, Inc 4.200 09/15/48 967,214
2,100,000 Pfizer, Inc 4.000 03/15/49 1,638,681
1,000,000 Pfizer, Inc 2.700 05/28/50 613,326
1,000,000 (a) Pfizer, Inc 5.600 11/15/55 979,729
1,000,000 Pfizer, Inc 5.700 11/15/65 965,501
1,000,000 Regeneron Pharmaceuticals, Inc 1.750 09/15/30 886,361
500,000 Regeneron Pharmaceuticals, Inc 2.800 09/15/50 302,639
1,000,000 Revvity, Inc 2.550 03/15/31 900,349
300,000 Revvity, Inc 2.250 09/15/31 262,031
1,000,000 Revvity, Inc 3.625 03/15/51 701,248
375,000 Royalty Pharma plc 2.200 09/02/30 337,756
1,000,000 Royalty Pharma plc 5.400 09/02/34 1,008,247
1,000,000 Royalty Pharma plc 5.200 09/25/35 986,932
1,000,000 Royalty Pharma plc 3.550 09/02/50 674,826
500,000 Royalty Pharma plc 5.900 09/02/54 480,041
1,000,000 Royalty Pharma plc 5.950 09/25/55 972,636
500,000 Sanofi 3.625 06/19/28 494,647

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,500,000 Sanofi S.A. 4.200% 11/03/32 $ 1,472,398
1,100,000 Takeda Pharmaceutical Co Ltd 5.000 11/26/28 1,114,186
700,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 636,025
1,000,000 Takeda Pharmaceutical Co Ltd 5.300 07/05/34 1,011,357
2,050,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 1,541,627
1,000,000 Takeda Pharmaceutical Co Ltd 5.650 07/05/44 981,841
1,000,000 Takeda Pharmaceutical Co Ltd 5.650 07/05/54 958,316
1,000,000 Takeda Pharmaceutical Co Ltd 5.800 07/05/64 965,438
1,000,000 Takeda US Financing, Inc 5.200 07/07/35 1,000,074
500,000 Takeda US Financing, Inc 5.900 07/07/55 497,662
1,500,000 Thermo Fisher Scientific, Inc 2.600 10/01/29 1,417,415
500,000 Thermo Fisher Scientific, Inc 4.977 08/10/30 510,947
1,000,000 Thermo Fisher Scientific, Inc 4.215 02/12/31 989,494
1,000,000 Thermo Fisher Scientific, Inc 4.200 03/01/31 989,273
275,000 Thermo Fisher Scientific, Inc 2.000 10/15/31 243,029
500,000 Thermo Fisher Scientific, Inc 4.473 10/07/32 494,755
500,000 Thermo Fisher Scientific, Inc 4.950 11/21/32 508,397
1,000,000 Thermo Fisher Scientific, Inc 4.550 06/15/33 988,036
500,000 Thermo Fisher Scientific, Inc 5.086 08/10/33 509,791
1,000,000 Thermo Fisher Scientific, Inc 5.200 01/31/34 1,025,481
500,000 Thermo Fisher Scientific, Inc 4.794 10/07/35 494,079
1,000,000 Thermo Fisher Scientific, Inc 4.902 02/12/36 992,899
1,000,000 Thermo Fisher Scientific, Inc 4.894 10/07/37 985,639
1,500,000 Thermo Fisher Scientific, Inc 2.800 10/15/41 1,094,649
200,000 Thermo Fisher Scientific, Inc 5.300 02/01/44 193,259
250,000 Thermo Fisher Scientific, Inc 5.546 02/12/46 246,891
200,000 Thermo Fisher Scientific, Inc 4.100 08/15/47 164,124
750,000 Utah Acquisition Sub, Inc 5.250 06/15/46 602,522
375,000 Viatris, Inc 2.700 06/22/30 339,750
600,000 Viatris, Inc 3.850 06/22/40 455,381
1,950,000 Viatris, Inc 4.000 06/22/50 1,278,044
150,000 Wyeth LLC 6.500 02/01/34 165,689
275,000 Wyeth LLC 5.950 04/01/37 291,508
425,000 Zoetis, Inc 3.000 09/12/27 417,807
500,000 Zoetis, Inc 3.900 08/20/28 495,339
1,250,000 Zoetis, Inc 5.600 11/16/32 1,308,654
1,000,000 Zoetis, Inc 5.000 08/17/35 991,860
900,000 Zoetis, Inc 4.700 02/01/43 802,550
650,000 Zoetis, Inc 3.950 09/12/47 509,583
200,000 Zoetis, Inc 4.450 08/20/48 167,792
375,000 Zoetis, Inc 3.000 05/15/50 241,432
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 283,103,769
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 5.500 04/01/29 511,807
1,000,000 CBRE Services, Inc 2.500 04/01/31 893,486
750,000 CBRE Services, Inc 4.900 01/15/33 739,591
1,000,000 CBRE Services, Inc 5.950 08/15/34 1,041,007
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,185,891
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 (a) Advanced Micro Devices, Inc 3.924 06/01/32 487,595
500,000 Advanced Micro Devices, Inc 4.393 06/01/52 414,639
1,000,000 Analog Devices, Inc 4.500 06/15/30 1,003,154
600,000 Analog Devices, Inc 2.100 10/01/31 529,369
500,000 Analog Devices, Inc 5.050 04/01/34 510,082
300,000 Analog Devices, Inc 2.800 10/01/41 215,080
1,000,000 Analog Devices, Inc 2.950 10/01/51 635,355
500,000 Analog Devices, Inc 5.300 04/01/54 474,550
500,000 Applied Materials, Inc 4.800 06/15/29 508,915
950,000 Applied Materials, Inc 1.750 06/01/30 855,053
250,000 Applied Materials, Inc 5.100 10/01/35 253,694
100,000 Applied Materials, Inc 5.850 06/15/41 104,324
1,200,000 Applied Materials, Inc 4.350 04/01/47 1,014,217

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 775,000 Applied Materials, Inc 2.750% 06/01/50 $ 488,995
1,000,000 Broadcom, Inc 4.350 02/15/30 996,454
2,500,000 Broadcom, Inc 5.050 04/15/30 2,547,990
2,975,000 Broadcom, Inc 4.600 07/15/30 2,989,800
725,000 Broadcom, Inc 4.200 10/15/30 716,575
343,000 Broadcom, Inc 4.150 11/15/30 337,646
300,000 Broadcom, Inc 4.300 01/15/31 297,422
1,500,000 Broadcom, Inc 2.450 02/15/31 1,362,284
2,000,000 Broadcom, Inc 5.150 11/15/31 2,051,656
1,000,000 Broadcom, Inc 4.550 02/15/32 991,306
625,000 (b) Broadcom, Inc 4.150 04/15/32 604,689
1,000,000 Broadcom, Inc 5.200 04/15/32 1,023,601
2,000,000 Broadcom, Inc 4.900 07/15/32 2,017,479
1,500,000 Broadcom, Inc 4.300 11/15/32 1,460,620
1,000,000 Broadcom, Inc 4.600 01/15/33 984,771
1,500,000 Broadcom, Inc 2.600 02/15/33 1,311,550
5,883,000 Broadcom, Inc 3.419 04/15/33 5,379,554
2,522,000 Broadcom, Inc 3.469 04/15/34 2,270,905
1,100,000 Broadcom, Inc 4.800 10/15/34 1,083,342
1,500,000 Broadcom, Inc 5.200 07/15/35 1,511,698
3,327,000 (b) Broadcom, Inc 3.137 11/15/35 2,826,572
450,000 Broadcom, Inc 4.950 01/15/36 443,813
2,000,000 Broadcom, Inc 4.800 02/15/36 1,949,871
3,043,000 (b) Broadcom, Inc 3.187 11/15/36 2,542,910
3,336,000 (b) Broadcom, Inc 4.926 05/15/37 3,235,664
175,000 Broadcom, Inc 5.700 01/15/56 174,092
1,000,000 Intel Corp 4.000 08/05/29 983,221
2,500,000 Intel Corp 2.450 11/15/29 2,322,784
1,000,000 Intel Corp 5.125 02/10/30 1,012,817
1,500,000 Intel Corp 3.900 03/25/30 1,453,998
1,000,000 Intel Corp 5.000 02/21/31 1,008,910
2,000,000 Intel Corp 2.000 08/12/31 1,730,533
1,000,000 Intel Corp 4.150 08/05/32 953,372
250,000 Intel Corp 4.000 12/15/32 235,461
1,500,000 Intel Corp 5.200 02/10/33 1,511,748
1,000,000 (a) Intel Corp 5.150 02/21/34 997,264
1,000,000 Intel Corp 2.800 08/12/41 686,868
1,000,000 Intel Corp 5.625 02/10/43 946,838
200,000 Intel Corp 4.100 05/19/46 149,923
675,000 Intel Corp 4.100 05/11/47 503,620
1,328,000 Intel Corp 3.734 12/08/47 927,969
2,500,000 Intel Corp 3.250 11/15/49 1,579,496
3,175,000 Intel Corp 4.750 03/25/50 2,568,926
1,000,000 Intel Corp 4.900 08/05/52 816,899
1,500,000 Intel Corp 5.700 02/10/53 1,381,148
550,000 Intel Corp 5.600 02/21/54 504,541
1,000,000 Intel Corp 3.100 02/15/60 552,416
1,000,000 Intel Corp 5.050 08/05/62 808,384
1,000,000 Intel Corp 5.900 02/10/63 927,617
300,000 KLA Corp 4.100 03/15/29 298,752
1,000,000 KLA Corp 4.700 02/01/34 991,121
500,000 KLA Corp 5.000 03/15/49 451,015
1,000,000 KLA Corp 3.300 03/01/50 681,107
1,500,000 KLA Corp 4.950 07/15/52 1,342,633
500,000 KLA Corp 5.250 07/15/62 456,087
275,000 Lam Research Corp 4.000 03/15/29 273,364
125,000 Lam Research Corp 1.900 06/15/30 113,056
825,000 Lam Research Corp 4.875 03/15/49 738,725
200,000 Lam Research Corp 2.875 06/15/50 126,040
1,200,000 Lam Research Corp 3.125 06/15/60 732,305
1,000,000 Marvell Technology, Inc 4.750 07/15/30 1,003,401
1,000,000 Marvell Technology, Inc 5.950 09/15/33 1,058,281

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,000,000 Marvell Technology, Inc 5.450% 07/15/35 $ 1,016,110
1,425,000 Microchip Technology, Inc 5.050 03/15/29 1,445,690
1,000,000 Microchip Technology, Inc 5.050 02/15/30 1,008,655
1,000,000 Micron Technology, Inc 2.703 04/15/32 902,153
750,000 Micron Technology, Inc 5.650 11/01/32 791,723
1,000,000 Micron Technology, Inc 5.875 02/09/33 1,068,927
1,000,000 Micron Technology, Inc 5.875 09/15/33 1,068,800
1,000,000 Micron Technology, Inc 5.800 01/15/35 1,064,737
750,000 Micron Technology, Inc 6.050 11/01/35 809,282
750,000 Micron Technology, Inc 3.366 11/01/41 581,857
1,000,000 NVIDIA Corp 3.500 04/01/40 832,647
2,067,000 NVIDIA Corp 3.500 04/01/50 1,524,420
1,000,000 NXP BV 4.300 08/19/28 995,170
2,000,000 NXP BV 2.500 05/11/31 1,795,235
1,000,000 NXP BV 2.650 02/15/32 882,049
1,000,000 NXP BV 4.850 08/19/32 986,420
500,000 NXP BV 5.000 01/15/33 497,617
1,000,000 NXP BV 5.250 08/19/35 996,970
325,000 NXP BV 3.125 02/15/42 230,116
500,000 NXP BV 3.250 11/30/51 320,460
1,000,000 QUALCOMM, Inc 2.150 05/20/30 915,325
2,384,000 QUALCOMM, Inc 1.650 05/20/32 2,019,167
750,000 QUALCOMM, Inc 4.750 05/20/32 754,073
1,000,000 QUALCOMM, Inc 5.400 05/20/33 1,040,626
750,000 (a) QUALCOMM, Inc 4.650 05/20/35 738,580
750,000 QUALCOMM, Inc 5.000 05/20/35 748,860
650,000 QUALCOMM, Inc 4.800 05/20/45 574,386
1,525,000 QUALCOMM, Inc 4.300 05/20/47 1,237,907
1,000,000 QUALCOMM, Inc 4.500 05/20/52 819,238
1,000,000 QUALCOMM, Inc 6.000 05/20/53 1,017,095
1,000,000 Skyworks Solutions, Inc 3.000 06/01/31 891,711
750,000 Texas Instruments, Inc 4.600 02/08/29 759,754
500,000 Texas Instruments, Inc 2.250 09/04/29 468,704
325,000 Texas Instruments, Inc 1.750 05/04/30 293,465
500,000 Texas Instruments, Inc 4.500 05/23/30 502,301
750,000 (a) Texas Instruments, Inc 3.650 08/16/32 713,673
500,000 Texas Instruments, Inc 4.900 03/14/33 508,517
750,000 Texas Instruments, Inc 4.850 02/08/34 756,796
500,000 Texas Instruments, Inc 5.100 05/23/35 506,224
350,000 Texas Instruments, Inc 3.875 03/15/39 305,497
2,700,000 Texas Instruments, Inc 4.150 05/15/48 2,187,902
1,000,000 Texas Instruments, Inc 5.000 03/14/53 902,014
750,000 (a) Texas Instruments, Inc 5.150 02/08/54 694,881
1,000,000 TSMC Arizona Corp 4.125 04/22/29 995,607
1,000,000 TSMC Arizona Corp 2.500 10/25/31 906,722
1,000,000 TSMC Arizona Corp 3.125 10/25/41 815,700
1,000,000 TSMC Arizona Corp 3.250 10/25/51 752,915
500,000 (a) TSMC Arizona Corp 4.500 04/22/52 466,472
1,000,000 Xilinx, Inc 2.375 06/01/30 923,129
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 124,474,205
SOFTWARE & SERVICES - 0.9%
2,000,000 Accenture Capital, Inc 4.050 10/04/29 1,986,390
1,500,000 Accenture Capital, Inc 4.250 10/04/31 1,482,330
550,000 Accenture Capital, Inc 4.500 10/04/34 531,767
1,000,000 Adobe, Inc 4.800 04/04/29 1,016,296
1,000,000 Adobe, Inc 4.950 04/04/34 1,001,366
1,000,000 Adobe, Inc 5.300 01/17/35 1,022,930
1,000,000 Amdocs Ltd 2.538 06/15/30 904,373
1,000,000 AppLovin Corp 5.125 12/01/29 1,005,802
1,000,000 AppLovin Corp 5.375 12/01/31 1,009,812
375,000 AppLovin Corp 5.500 12/01/34 371,895
500,000 AppLovin Corp 5.950 12/01/54 454,169

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.9% (continued)
$ 500,000 Atlassian Corp 5.250% 05/15/29 $ 503,003
500,000 Atlassian Corp 5.500 05/15/34 489,618
750,000 Autodesk, Inc 2.850 01/15/30 702,290
1,000,000 Autodesk, Inc 5.300 06/15/35 1,001,288
1,000,000 Automatic Data Processing, Inc 4.750 05/08/32 1,010,257
1,000,000 (a) Booz Allen Hamilton, Inc 5.950 08/04/33 1,020,510
1,000,000 Booz Allen Hamilton, Inc 5.950 04/15/35 1,008,154
1,000,000 CGI, Inc 2.300 09/14/31 874,047
2,000,000 Fiserv, Inc 4.550 02/15/31 1,957,977
2,000,000 (a) Fiserv, Inc 5.250 08/11/35 1,945,028
500,000 Gartner, Inc 4.950 03/20/31 487,755
500,000 Gartner, Inc 5.600 11/20/35 474,268
500,000 Genpact Luxembourg SARL 6.000 06/04/29 514,473
1,000,000 GENPACT UK 4.950 11/18/30 979,294
1,000,000 IBM International Capital Pte Ltd 4.750 02/05/31 1,001,330
1,000,000 IBM International Capital Pte Ltd 4.900 02/05/34 986,672
1,000,000 IBM International Capital Pte Ltd 5.250 02/05/44 919,620
1,000,000 IBM International Capital Pte Ltd 5.300 02/05/54 888,529
2,675,000 International Business Machines Corp 3.500 05/15/29 2,600,341
1,900,000 International Business Machines Corp 1.950 05/15/30 1,715,791
1,500,000 International Business Machines Corp 2.720 02/09/32 1,344,673
1,500,000 International Business Machines Corp 4.750 02/06/33 1,490,692
1,850,000 International Business Machines Corp 4.150 05/15/39 1,604,653
19,000 International Business Machines Corp 5.600 11/30/39 19,121
1,060,000 International Business Machines Corp 4.000 06/20/42 860,113
500,000 International Business Machines Corp 4.700 02/19/46 425,926
1,000,000 International Business Machines Corp 4.900 07/27/52 842,075
1,000,000 International Business Machines Corp 5.100 02/06/53 869,823
1,000,000 Intuit, Inc 5.125 09/15/28 1,019,280
350,000 Intuit, Inc 1.650 07/15/30 311,819
1,000,000 Intuit, Inc 5.200 09/15/33 1,017,343
1,000,000 Intuit, Inc 5.500 09/15/53 919,785
750,000 Kyndryl Holdings, Inc 3.150 10/15/31 625,237
500,000 (a) Kyndryl Holdings, Inc 6.350 02/20/34 463,871
750,000 Kyndryl Holdings, Inc 4.100 10/15/41 522,252
1,000,000 Leidos, Inc 5.400 03/15/32 1,019,350
1,000,000 Leidos, Inc 5.750 03/15/33 1,036,636
1,000,000 Leidos, Inc 5.500 03/15/35 1,016,228
1,000,000 Leidos, Inc 5.000 03/15/36 966,807
2,000,000 Meta Platforms, Inc 4.200 11/15/30 1,980,594
1,000,000 Meta Platforms, Inc 4.550 08/15/31 1,004,164
4,000,000 Meta Platforms, Inc 4.600 11/15/32 3,960,757
3,500,000 Meta Platforms, Inc 4.750 08/15/34 3,461,900
2,300,000 Meta Platforms, Inc 5.550 08/15/64 2,067,143
4,000,000 Meta Platforms, Inc 5.750 11/15/65 3,715,215
250,000 Microsoft Corp 1.350 09/15/30 222,480
150,000 (a) Microsoft Corp 3.500 02/12/35 139,638
1,072,000 (a) Microsoft Corp 3.450 08/08/36 966,309
300,000 Microsoft Corp 4.500 06/15/47 263,827
8,038,000 Microsoft Corp 2.525 06/01/50 4,819,625
2,100,000 Microsoft Corp 2.500 09/15/50 1,247,616
4,265,000 Microsoft Corp 2.921 03/17/52 2,742,942
7,374,000 Microsoft Corp 2.675 06/01/60 4,118,605
1,073,000 Microsoft Corp 3.041 03/17/62 651,929
3,000,000 Oracle Corp 4.550 02/04/29 2,962,085
1,500,000 Oracle Corp 4.200 09/27/29 1,453,699
1,000,000 Oracle Corp 2.950 04/01/30 912,837
1,500,000 Oracle Corp 4.650 05/06/30 1,466,013
400,000 Oracle Corp 3.250 05/15/30 369,748
4,000,000 Oracle Corp 4.950 02/04/31 3,913,759
3,000,000 Oracle Corp 2.875 03/25/31 2,664,584
4,000,000 Oracle Corp 5.250 02/03/32 3,928,631

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.9% (continued)
$ 3,000,000 Oracle Corp 4.800% 09/26/32 $ 2,857,044
1,500,000 Oracle Corp 6.250 11/09/32 1,539,171
1,750,000 Oracle Corp 4.900 02/06/33 1,658,456
3,000,000 Oracle Corp 5.350 05/04/33 2,920,437
2,497,000 Oracle Corp 4.300 07/08/34 2,214,231
4,000,000 Oracle Corp 4.700 09/27/34 3,650,479
650,000 Oracle Corp 3.900 05/15/35 550,307
2,875,000 Oracle Corp 5.500 08/03/35 2,744,462
1,950,000 Oracle Corp 5.200 09/26/35 1,829,090
2,675,000 Oracle Corp 5.700 02/04/36 2,571,981
1,225,000 Oracle Corp 3.850 07/15/36 1,015,034
4,000,000 Oracle Corp 3.800 11/15/37 3,176,573
100,000 Oracle Corp 6.500 04/15/38 100,228
470,000 Oracle Corp 6.125 07/08/39 449,272
325,000 Oracle Corp 5.375 07/15/40 284,552
2,000,000 Oracle Corp 3.650 03/25/41 1,423,328
500,000 Oracle Corp 4.500 07/08/44 370,232
325,000 Oracle Corp 4.125 05/15/45 223,747
1,900,000 Oracle Corp 5.875 09/26/45 1,639,208
3,000,000 Oracle Corp 6.550 02/04/46 2,798,868
2,025,000 Oracle Corp 4.000 07/15/46 1,363,694
1,600,000 Oracle Corp 4.000 11/15/47 1,058,871
2,000,000 Oracle Corp 3.600 04/01/50 1,207,457
2,000,000 Oracle Corp 3.950 03/25/51 1,267,311
3,500,000 Oracle Corp 6.900 11/09/52 3,304,450
2,375,000 Oracle Corp 5.550 02/06/53 1,894,920
1,000,000 Oracle Corp 5.375 09/27/54 773,523
500,000 Oracle Corp 4.375 05/15/55 330,470
1,000,000 Oracle Corp 6.000 08/03/55 838,383
1,000,000 Oracle Corp 5.950 09/26/55 841,271
2,925,000 Oracle Corp 6.700 02/04/56 2,714,703
2,000,000 Oracle Corp 4.100 03/25/61 1,229,809
1,500,000 Oracle Corp 5.500 09/27/64 1,148,716
1,000,000 Oracle Corp 6.125 08/03/65 831,865
1,000,000 Oracle Corp 6.100 09/26/65 829,182
3,000,000 Oracle Corp 6.850 02/04/66 2,757,966
500,000 Roper Technologies, Inc 2.950 09/15/29 472,387
475,000 Roper Technologies, Inc 2.000 06/30/30 423,913
750,000 Roper Technologies, Inc 1.750 02/15/31 647,461
1,000,000 Roper Technologies, Inc 4.750 02/15/32 988,155
1,500,000 Roper Technologies, Inc 4.900 10/15/34 1,448,319
925,000 Salesforce, Inc 3.700 04/11/28 914,557
2,000,000 Salesforce, Inc 1.500 07/15/28 1,877,663
2,500,000 Salesforce, Inc 4.650 03/15/29 2,505,177
3,000,000 Salesforce, Inc 4.900 09/15/31 2,995,751
2,500,000 Salesforce, Inc 5.200 03/15/33 2,495,731
3,000,000 Salesforce, Inc 5.550 03/15/36 2,990,668
1,075,000 Salesforce, Inc 2.700 07/15/41 732,121
2,500,000 Salesforce, Inc 6.400 03/15/46 2,517,307
1,000,000 Salesforce, Inc 2.900 07/15/51 585,730
3,000,000 Salesforce, Inc 6.550 03/15/56 3,010,407
2,000,000 Salesforce, Inc 3.050 07/15/61 1,113,107
2,500,000 Salesforce, Inc 6.700 03/15/66 2,541,031
1,000,000 ServiceNow, Inc 1.400 09/01/30 867,689
1,000,000 Synopsys, Inc 4.850 04/01/30 1,007,355
500,000 Synopsys, Inc 5.000 04/01/32 504,339
2,000,000 Synopsys, Inc 5.150 04/01/35 2,003,824
2,000,000 Synopsys, Inc 5.700 04/01/55 1,912,165
750,000 Take-Two Interactive Software, Inc 5.600 06/12/34 763,201
750,000 VeriSign, Inc 2.700 06/15/31 671,491
1,000,000 VeriSign, Inc 5.250 06/01/32 1,007,206
1,000,000 VMware, Inc 1.800 08/15/28 941,607

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.9% (continued)
$ 1,150,000 VMware, Inc 2.200% 08/15/31 $ 1,009,374
1,500,000 Workday, Inc 3.700 04/01/29 1,460,993
TOTAL SOFTWARE & SERVICES 194,095,179
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
250,000 Alphabet, Inc 3.700 02/15/29 247,851
1,000,000 Alphabet, Inc 4.000 05/15/30 992,542
2,000,000 Alphabet, Inc 4.375 11/15/32 1,988,559
1,500,000 Alphabet, Inc 4.400 02/15/33 1,481,318
1,000,000 (a) Alphabet, Inc 4.500 05/15/35 983,576
3,000,000 Alphabet, Inc 4.700 11/15/35 2,963,821
2,000,000 Alphabet, Inc 4.800 02/15/36 1,991,433
2,000,000 Alphabet, Inc 5.350 11/15/45 1,955,581
875,000 Alphabet, Inc 5.500 02/15/46 867,971
1,000,000 Alphabet, Inc 5.250 05/15/55 944,210
2,000,000 Alphabet, Inc 5.450 11/15/55 1,936,403
1,300,000 Alphabet, Inc 5.650 02/15/56 1,295,819
1,000,000 Alphabet, Inc 5.300 05/15/65 925,629
1,025,000 Alphabet, Inc 5.750 02/15/66 1,015,100
2,000,000 Alphabet, Inc 5.700 11/15/75 1,938,334
750,000 Amphenol Corp 4.375 06/12/28 752,192
1,000,000 Amphenol Corp 2.800 02/15/30 940,776
1,500,000 Amphenol Corp 4.125 11/15/30 1,477,865
1,000,000 Amphenol Corp 2.200 09/15/31 887,483
1,500,000 Amphenol Corp 4.400 02/15/33 1,463,967
600,000 Amphenol Corp 5.250 04/05/34 613,082
1,000,000 Amphenol Corp 5.000 01/15/35 998,729
500,000 Amphenol Corp 4.625 02/15/36 483,514
500,000 (a) Amphenol Corp 5.375 11/15/54 478,098
850,000 Amphenol Corp 5.300 11/15/55 798,243
500,000 Apple, Inc 2.200 09/11/29 471,419
2,950,000 Apple, Inc 1.650 05/11/30 2,675,532
1,000,000 (a) Apple, Inc 4.200 05/12/30 1,005,171
3,000,000 Apple, Inc 1.250 08/20/30 2,656,869
3,000,000 Apple, Inc 1.650 02/08/31 2,677,314
2,500,000 Apple, Inc 1.700 08/05/31 2,203,651
1,000,000 Apple, Inc 4.500 05/12/32 1,014,335
1,000,000 Apple, Inc 3.350 08/08/32 952,174
1,000,000 (a) Apple, Inc 4.750 05/12/35 1,016,117
1,600,000 (a) Apple, Inc 4.500 02/23/36 1,593,020
2,000,000 Apple, Inc 2.375 02/08/41 1,418,469
350,000 Apple, Inc 3.850 05/04/43 289,350
750,000 Apple, Inc 4.450 05/06/44 670,976
1,350,000 Apple, Inc 3.450 02/09/45 1,031,583
1,000,000 Apple, Inc 4.375 05/13/45 875,138
1,775,000 Apple, Inc 4.650 02/23/46 1,595,223
900,000 Apple, Inc 3.850 08/04/46 714,425
1,175,000 Apple, Inc 4.250 02/09/47 984,013
900,000 Apple, Inc 3.750 09/12/47 695,924
2,850,000 Apple, Inc 3.750 11/13/47 2,204,542
3,000,000 Apple, Inc 2.950 09/11/49 1,964,908
1,375,000 Apple, Inc 2.400 08/20/50 793,430
1,000,000 Apple, Inc 2.650 02/08/51 605,199
1,000,000 Apple, Inc 2.700 08/05/51 612,442
750,000 Apple, Inc 3.950 08/08/52 582,060
2,000,000 Apple, Inc 4.850 05/10/53 1,840,473
25,000 Apple, Inc 2.550 08/20/60 13,322
2,000,000 Apple, Inc 2.800 02/08/61 1,141,738
1,000,000 Apple, Inc 2.850 08/05/61 578,822
750,000 Apple, Inc 4.100 08/08/62 571,105
1,000,000 Arrow Electronics, Inc 2.950 02/15/32 883,556
750,000 Arrow Electronics, Inc 5.875 04/10/34 768,831
1,000,000 Avnet, Inc 3.000 05/15/31 895,602

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 1,000,000 CDW LLC 5.100% 03/01/30 $ 998,464
575,000 CDW LLC 3.569 12/01/31 525,598
1,000,000 CDW LLC 5.550 08/22/34 982,720
1,000,000 Cisco Systems, Inc 4.750 02/24/30 1,019,218
3,000,000 Cisco Systems, Inc 4.950 02/26/31 3,073,584
1,000,000 Cisco Systems, Inc 4.950 02/24/32 1,020,520
1,500,000 Cisco Systems, Inc 5.050 02/26/34 1,521,698
1,000,000 Cisco Systems, Inc 5.100 02/24/35 1,013,642
1,000,000 Cisco Systems, Inc 5.900 02/15/39 1,055,861
1,175,000 Cisco Systems, Inc 5.500 01/15/40 1,195,697
1,000,000 Cisco Systems, Inc 5.300 02/26/54 937,883
2,000,000 Cisco Systems, Inc 5.350 02/26/64 1,851,441
200,000 Corning, Inc 4.700 03/15/37 190,685
100,000 Corning, Inc 5.750 08/15/40 101,118
200,000 Corning, Inc 4.750 03/15/42 181,292
300,000 Corning, Inc 5.350 11/15/48 282,397
500,000 Corning, Inc 3.900 11/15/49 375,432
825,000 Corning, Inc 4.375 11/15/57 649,676
200,000 Corning, Inc 5.850 11/15/68 190,870
1,000,000 Corning, Inc 5.450 11/15/79 898,731
1,000,000 Dell International LLC 4.150 02/15/29 991,682
900,000 Dell International LLC 5.300 10/01/29 918,483
1,000,000 Dell International LLC 4.350 02/01/30 989,806
1,000,000 Dell International LLC 5.000 04/01/30 1,012,032
1,000,000 Dell International LLC 4.500 02/15/31 988,180
1,000,000 Dell International LLC 4.750 10/06/32 985,791
750,000 Dell International LLC 5.750 02/01/33 779,528
1,000,000 Dell International LLC 5.400 04/15/34 1,009,002
1,000,000 Dell International LLC 4.850 02/01/35 967,550
500,000 Dell International LLC 5.500 04/01/35 505,822
1,000,000 (a) Dell International LLC 5.100 02/15/36 977,804
608,000 Dell International LLC 8.100 07/15/36 722,710
377,000 Dell International LLC 8.350 07/15/46 466,644
1,000,000 (a) Dell International LLC 3.450 12/15/51 676,776
500,000 Flex Ltd 6.000 01/15/28 510,216
1,000,000 Flex Ltd 4.875 05/12/30 998,678
500,000 Flex Ltd 5.375 11/13/35 491,301
1,000,000 Hewlett Packard Enterprise Co 4.500 03/23/28 1,000,061
1,000,000 Hewlett Packard Enterprise Co 5.250 07/01/28 1,015,119
1,500,000 Hewlett Packard Enterprise Co 4.550 10/15/29 1,492,546
1,500,000 Hewlett Packard Enterprise Co 4.850 10/15/31 1,489,886
775,000 Hewlett Packard Enterprise Co 5.250 04/01/33 770,401
2,000,000 Hewlett Packard Enterprise Co 5.000 10/15/34 1,935,974
225,000 (a) Hewlett Packard Enterprise Co 6.200 10/15/35 238,561
1,175,000 Hewlett Packard Enterprise Co 6.350 10/15/45 1,173,105
1,000,000 Hewlett Packard Enterprise Co 5.600 10/15/54 892,665
750,000 HP, Inc 5.400 04/25/30 765,757
1,000,000 HP, Inc 3.400 06/17/30 947,933
1,000,000 HP, Inc 2.650 06/17/31 889,355
500,000 HP, Inc 4.200 04/15/32 475,465
500,000 HP, Inc 5.500 01/15/33 506,202
750,000 (a) HP, Inc 6.100 04/25/35 780,322
975,000 HP, Inc 6.000 09/15/41 963,611
1,000,000 International Business Machines Corp 4.650 02/10/28 1,006,183
1,000,000 International Business Machines Corp 4.300 02/03/31 984,827
2,000,000 International Business Machines Corp 5.000 02/10/32 2,019,932
1,000,000 International Business Machines Corp 4.950 02/03/36 974,118
1,000,000 International Business Machines Corp 5.700 02/10/55 944,264
1,000,000 International Business Machines Corp 5.800 02/03/56 955,621
100,000 Jabil, Inc 3.950 01/12/28 99,072
750,000 Jabil, Inc 3.600 01/15/30 720,573
50,000 Jabil, Inc 3.000 01/15/31 46,071

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 1,000,000 Jabil, Inc 4.750% 02/01/33 $ 973,703
500,000 Keysight Technologies, Inc 3.000 10/30/29 475,479
500,000 Keysight Technologies, Inc 5.350 07/30/30 513,647
1,000,000 Keysight Technologies, Inc 4.950 10/15/34 989,538
500,000 Motorola Solutions, Inc 4.600 05/23/29 500,710
1,000,000 Motorola Solutions, Inc 4.850 08/15/30 1,006,957
500,000 Motorola Solutions, Inc 5.600 06/01/32 517,862
1,000,000 Motorola Solutions, Inc 5.200 08/15/32 1,014,272
1,000,000 Motorola Solutions, Inc 5.400 04/15/34 1,011,993
1,000,000 Motorola Solutions, Inc 5.550 08/15/35 1,022,391
200,000 Motorola Solutions, Inc 5.500 09/01/44 191,120
1,000,000 NetApp, Inc 5.500 03/17/32 1,023,172
1,000,000 NetApp, Inc 5.700 03/17/35 1,018,739
1,000,000 TD SYNNEX Corp 2.650 08/09/31 887,363
1,000,000 TD SYNNEX Corp 6.100 04/12/34 1,031,441
500,000 TD SYNNEX Corp 5.300 10/10/35 484,412
625,000 Trimble, Inc 4.900 06/15/28 627,218
1,000,000 Trimble, Inc 6.100 03/15/33 1,046,302
1,000,000 Vontier Corp 2.950 04/01/31 909,316
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 138,810,620
TELECOMMUNICATION SERVICES - 1.0%
1,500,000 (a) Alibaba Group Holding Ltd 5.250 05/26/35 1,541,020
500,000 (a) Alibaba Group Holding Ltd 5.625 11/26/54 496,587
1,000,000 America Movil SAB de C.V. 4.700 07/21/32 988,646
2,000,000 America Movil SAB de C.V. 5.000 01/20/33 2,005,840
440,000 America Movil SAB de C.V. 6.125 03/30/40 458,654
1,625,000 America Movil SAB de C.V. 4.375 07/16/42 1,398,801
2,000,000 America Movil SAB de C.V. 4.375 04/22/49 1,638,193
1,000,000 American Tower Corp 4.700 12/15/32 982,614
1,000,000 AT&T, Inc 4.300 02/15/30 993,657
3,500,000 AT&T, Inc 4.700 08/15/30 3,528,920
1,000,000 AT&T, Inc 4.400 04/30/31 989,919
3,000,000 AT&T, Inc 2.250 02/01/32 2,620,874
3,000,000 AT&T, Inc 4.550 11/01/32 2,948,906
6,855,000 AT&T, Inc 2.550 12/01/33 5,800,957
4,500,000 AT&T, Inc 5.400 02/15/34 4,601,220
1,825,000 AT&T, Inc 4.500 05/15/35 1,729,850
1,000,000 AT&T, Inc 5.375 08/15/35 1,012,986
3,000,000 AT&T, Inc 4.900 11/01/35 2,926,659
3,000,000 AT&T, Inc 3.500 06/01/41 2,327,035
300,000 AT&T, Inc 4.650 06/01/44 254,246
3,000,000 AT&T, Inc 5.550 11/01/45 2,840,099
1,000,000 AT&T, Inc 5.850 04/30/46 974,469
2,000,000 AT&T, Inc 3.650 06/01/51 1,373,067
7,360,000 AT&T, Inc 3.500 09/15/53 4,826,220
3,000,000 AT&T, Inc 5.700 11/01/54 2,808,988
8,357,000 AT&T, Inc 3.550 09/15/55 5,435,077
1,000,000 AT&T, Inc 6.050 08/15/56 984,781
5,844,000 AT&T, Inc 3.800 12/01/57 3,946,282
2,523,000 AT&T, Inc 3.650 09/15/59 1,634,852
1,000,000 AT&T, Inc 3.850 06/01/60 672,809
500,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 500,582
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.200 02/15/34 1,003,281
750,000 Bell Telephone Co of Canada or Bell Canada 4.464 04/01/48 606,851
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5.550 02/15/54 938,024
1,750,000 British Telecommunications plc 5.125 12/04/28 1,776,738
1,425,000 British Telecommunications plc 9.625 12/15/30 1,702,022
3,690,000 Deutsche Telekom International Finance BV 8.750 06/15/30 4,237,850
1,500,000 Global Payments, Inc 4.500 11/15/28 1,485,312
1,500,000 Global Payments, Inc 5.200 11/15/32 1,456,060
1,500,000 Global Payments, Inc 5.550 11/15/35 1,445,458
745,000 Orange S.A. 9.000 03/01/31 880,539

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 900,000 Orange S.A. 5.375% 01/13/42 $ 870,869
1,725,000 Orange S.A. 5.500 02/06/44 1,676,114
1,500,000 Rogers Communications, Inc 3.800 03/15/32 1,400,231
1,000,000 Rogers Communications, Inc 5.300 02/15/34 995,645
1,000,000 Rogers Communications, Inc 4.500 03/15/42 843,286
300,000 Rogers Communications, Inc 5.450 10/01/43 278,173
4,500,000 Rogers Communications, Inc 4.550 03/15/52 3,554,280
2,000,000 Sprint Capital Corp 6.875 11/15/28 2,114,618
2,000,000 Sprint Capital Corp 8.750 03/15/32 2,378,140
625,000 Telefonica Emisiones S.A. 7.045 06/20/36 689,354
1,200,000 Telefonica Emisiones S.A. 4.665 03/06/38 1,084,814
2,125,000 Telefonica Emisiones S.A. 5.213 03/08/47 1,845,219
1,175,000 Telefonica Emisiones S.A. 4.895 03/06/48 971,923
900,000 Telefonica Emisiones S.A. 5.520 03/01/49 811,176
567,000 Telefonica Europe BV 8.250 09/15/30 642,732
300,000 TELUS Corp 3.700 09/15/27 296,560
1,000,000 TELUS Corp 3.400 05/13/32 911,755
2,500,000 T-Mobile US, Inc 5.750 01/15/34 2,607,017
325,000 T-Mobile US, Inc 6.000 06/15/54 321,752
1,500,000 T-Mobile USA, Inc 2.050 02/15/28 1,438,759
1,000,000 T-Mobile USA, Inc 4.800 07/15/28 1,009,566
2,000,000 T-Mobile USA, Inc 4.850 01/15/29 2,023,169
1,000,000 T-Mobile USA, Inc 2.625 02/15/29 951,125
1,000,000 T-Mobile USA, Inc 2.400 03/15/29 943,537
1,000,000 T-Mobile USA, Inc 3.375 04/15/29 969,123
1,000,000 T-Mobile USA, Inc 4.200 10/01/29 993,822
825,000 T-Mobile USA, Inc 3.875 04/15/30 803,444
1,500,000 T-Mobile USA, Inc 2.550 02/15/31 1,363,069
1,500,000 T-Mobile USA, Inc 2.250 11/15/31 1,318,293
1,000,000 T-Mobile USA, Inc 2.700 03/15/32 889,555
1,000,000 T-Mobile USA, Inc 5.125 05/15/32 1,014,360
2,000,000 T-Mobile USA, Inc 4.625 01/15/33 1,963,509
1,425,000 T-Mobile USA, Inc 5.050 07/15/33 1,434,869
1,150,000 T-Mobile USA, Inc 5.150 04/15/34 1,158,420
2,000,000 T-Mobile USA, Inc 4.700 01/15/35 1,934,375
1,000,000 T-Mobile USA, Inc 5.300 05/15/35 1,008,266
2,000,000 T-Mobile USA, Inc 4.950 11/15/35 1,963,510
1,000,000 T-Mobile USA, Inc 5.000 02/15/36 984,916
650,000 T-Mobile USA, Inc 4.375 04/15/40 571,358
1,350,000 T-Mobile USA, Inc 3.000 02/15/41 987,020
3,875,000 T-Mobile USA, Inc 4.500 04/15/50 3,128,725
2,500,000 T-Mobile USA, Inc 3.400 10/15/52 1,637,194
2,000,000 T-Mobile USA, Inc 5.650 01/15/53 1,891,458
575,000 T-Mobile USA, Inc 5.500 01/15/55 527,348
1,000,000 T-Mobile USA, Inc 5.250 06/15/55 889,454
700,000 T-Mobile USA, Inc 5.875 11/15/55 682,609
1,000,000 T-Mobile USA, Inc 5.850 02/15/56 970,483
1,000,000 T-Mobile USA, Inc 5.800 09/15/62 958,934
350,000 Verizon Communications, Inc 3.875 02/08/29 346,653
1,550,000 Verizon Communications, Inc 1.500 09/18/30 1,359,901
3,000,000 Verizon Communications, Inc 1.750 01/20/31 2,630,150
2,635,000 Verizon Communications, Inc 2.550 03/21/31 2,392,232
11,355,000 Verizon Communications, Inc 2.355 03/15/32 9,911,242
800,000 Verizon Communications, Inc 4.750 01/15/33 790,110
2,000,000 Verizon Communications, Inc 5.050 05/09/33 2,026,118
1,000,000 Verizon Communications, Inc 4.780 02/15/35 967,890
3,000,000 Verizon Communications, Inc 5.250 04/02/35 3,003,699
2,000,000 Verizon Communications, Inc 5.000 01/15/36 1,958,575
10,250,000 Verizon Communications, Inc 5.401 07/02/37 10,212,621
2,000,000 Verizon Communications, Inc 2.650 11/20/40 1,403,817
1,350,000 Verizon Communications, Inc 3.400 03/22/41 1,036,557
1,000,000 Verizon Communications, Inc 2.850 09/03/41 703,423

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 2,000,000 Verizon Communications, Inc 5.750% 11/30/45 $ 1,947,601
150,000 Verizon Communications, Inc 4.000 03/22/50 113,264
2,500,000 Verizon Communications, Inc 2.875 11/20/50 1,516,101
1,000,000 Verizon Communications, Inc 3.875 03/01/52 729,108
2,500,000 (a) Verizon Communications, Inc 5.500 02/23/54 2,362,985
500,000 Verizon Communications, Inc 5.875 11/30/55 486,337
3,764,000 Verizon Communications, Inc 2.987 10/30/56 2,208,813
2,000,000 Verizon Communications, Inc 3.000 11/20/60 1,149,803
3,000,000 Verizon Communications, Inc 3.700 03/22/61 1,998,981
2,000,000 Verizon Communications, Inc 6.000 11/30/65 1,937,484
683,000 Vodafone Group plc 6.150 02/27/37 731,223
825,000 Vodafone Group plc 5.625 02/10/53 770,409
2,500,000 Vodafone Group plc 5.750 06/28/54 2,362,374
1,500,000 Vodafone Group plc 5.750 02/10/63 1,392,556
1,500,000 Vodafone Group plc 5.875 06/28/64 1,423,928
TOTAL TELECOMMUNICATION SERVICES 201,352,828
TRANSPORTATION - 0.5%
324,928 American Airlines 2.875 07/11/34 290,335
1,500,000 American Airlines 2025-, Cl A Pass Through Trust 4.900 05/11/38 1,459,502
2,000,000 Boeing Co 6.298 05/01/29 2,099,671
2,000,000 Boeing Co 6.388 05/01/31 2,132,682
975,000 Boeing Co 6.858 05/01/54 1,073,061
1,000,000 Boeing Co 7.008 05/01/64 1,105,520
660,000 Burlington Northern Santa Fe LLC 5.750 05/01/40 685,329
250,000 Burlington Northern Santa Fe LLC 5.050 03/01/41 240,110
200,000 Burlington Northern Santa Fe LLC 4.400 03/15/42 175,612
300,000 Burlington Northern Santa Fe LLC 4.450 03/15/43 261,352
500,000 Burlington Northern Santa Fe LLC 5.150 09/01/43 473,334
500,000 Burlington Northern Santa Fe LLC 4.900 04/01/44 458,377
600,000 Burlington Northern Santa Fe LLC 4.550 09/01/44 523,653
1,275,000 Burlington Northern Santa Fe LLC 4.150 04/01/45 1,048,051
200,000 Burlington Northern Santa Fe LLC 4.700 09/01/45 176,746
1,150,000 Burlington Northern Santa Fe LLC 3.900 08/01/46 898,657
400,000 Burlington Northern Santa Fe LLC 4.125 06/15/47 322,024
1,675,000 Burlington Northern Santa Fe LLC 4.050 06/15/48 1,319,604
1,025,000 Burlington Northern Santa Fe LLC 4.150 12/15/48 820,838
2,400,000 Burlington Northern Santa Fe LLC 3.300 09/15/51 1,622,502
1,000,000 Burlington Northern Santa Fe LLC 4.450 01/15/53 822,955
1,500,000 Burlington Northern Santa Fe LLC 5.200 04/15/54 1,380,336
275,000 Burlington Northern Santa Fe LLC 5.550 03/15/56 266,625
1,000,000 Burlington Northern Santa Fe LLC 5.800 03/15/56 1,008,861
200,000 Canadian National Railway Co 6.900 07/15/28 211,304
500,000 Canadian National Railway Co 3.850 08/05/32 477,965
500,000 Canadian National Railway Co 5.850 11/01/33 531,499
200,000 Canadian National Railway Co 6.250 08/01/34 217,675
1,000,000 Canadian National Railway Co 4.750 11/12/35 986,079
650,000 Canadian National Railway Co 3.200 08/02/46 458,772
725,000 Canadian National Railway Co 3.650 02/03/48 540,396
325,000 Canadian National Railway Co 4.450 01/20/49 273,509
750,000 Canadian National Railway Co 4.400 08/05/52 622,773
500,000 Canadian National Railway Co 6.125 11/01/53 523,645
300,000 Canadian Pacific Railway Co 4.000 06/01/28 298,283
1,000,000 Canadian Pacific Railway Co 4.000 03/15/29 989,064
850,000 Canadian Pacific Railway Co 2.050 03/05/30 777,433
200,000 Canadian Pacific Railway Co 7.125 10/15/31 222,816
600,000 Canadian Pacific Railway Co 2.450 12/02/31 533,101
1,000,000 Canadian Pacific Railway Co 5.200 03/30/35 1,018,099
250,000 Canadian Pacific Railway Co 5.950 05/15/37 265,478
475,000 Canadian Pacific Railway Co 3.000 12/02/41 349,087
800,000 Canadian Pacific Railway Co 4.700 05/01/48 694,127
500,000 Canadian Pacific Railway Co 3.500 05/01/50 353,187
1,000,000 Canadian Pacific Railway Co 3.100 12/02/51 653,005

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 200,000 Canadian Pacific Railway Co 5.500% 03/15/56 $ 191,436
500,000 Canadian Pacific Railway Co 4.200 11/15/69 367,764
1,275,000 Canadian Pacific Railway Co 6.125 09/15/15 1,281,706
400,000 CH Robinson Worldwide, Inc 4.200 04/15/28 396,827
825,000 CSX Corp 4.250 03/15/29 824,117
600,000 CSX Corp 2.400 02/15/30 557,716
850,000 CSX Corp 4.100 11/15/32 822,795
2,000,000 CSX Corp 5.050 06/15/35 2,007,420
100,000 CSX Corp 6.000 10/01/36 107,038
200,000 CSX Corp 6.150 05/01/37 216,366
400,000 CSX Corp 5.500 04/15/41 402,915
350,000 CSX Corp 4.400 03/01/43 305,619
600,000 CSX Corp 4.100 03/15/44 495,186
800,000 CSX Corp 3.800 11/01/46 611,538
550,000 CSX Corp 4.300 03/01/48 448,952
850,000 CSX Corp 4.750 11/15/48 738,472
500,000 CSX Corp 4.500 03/15/49 417,086
600,000 CSX Corp 3.350 09/15/49 414,922
500,000 CSX Corp 3.800 04/15/50 371,463
200,000 CSX Corp 3.950 05/01/50 153,536
300,000 CSX Corp 4.500 08/01/54 247,206
625,000 CSX Corp 4.900 03/15/55 552,319
150,000 CSX Corp 4.250 11/01/66 112,741
800,000 CSX Corp 4.650 03/01/68 647,949
1,500,000 Delta Air Lines, Inc 5.250 07/10/30 1,509,870
500,000 FedEx Corp 2.400 05/15/31 450,250
1,000,000 FedEx Corp 4.900 01/15/34 988,098
200,000 FedEx Corp 3.900 02/01/35 182,938
275,000 FedEx Corp 5.100 01/15/44 250,859
1,100,000 FedEx Corp 4.750 11/15/45 939,455
600,000 FedEx Corp 4.550 04/01/46 499,740
450,000 FedEx Corp 4.400 01/15/47 362,088
900,000 FedEx Corp 4.050 02/15/48 686,212
500,000 FedEx Corp 4.950 10/17/48 433,642
1,500,000 FedEx Corp 5.250 05/15/50 1,374,639
750,000 (b) FedEx Freight Holding Co, Inc 5.250 03/15/36 725,617
1,000,000 GXO Logistics, Inc 6.500 05/06/34 1,049,365
1,000,000 JB Hunt Transport Services, Inc 4.900 03/15/30 1,011,870
350,000 Kirby Corp 4.200 03/01/28 347,945
700,000 Norfolk Southern Corp 3.800 08/01/28 692,931
1,000,000 Norfolk Southern Corp 3.000 03/15/32 912,442
1,000,000 Norfolk Southern Corp 4.450 03/01/33 980,204
500,000 Norfolk Southern Corp 5.550 03/15/34 518,281
16,000 Norfolk Southern Corp 4.837 10/01/41 14,721
300,000 Norfolk Southern Corp 4.450 06/15/45 253,447
200,000 Norfolk Southern Corp 4.650 01/15/46 172,759
303,000 Norfolk Southern Corp 3.942 11/01/47 231,542
1,450,000 Norfolk Southern Corp 4.150 02/28/48 1,147,534
500,000 Norfolk Southern Corp 4.100 05/15/49 388,034
500,000 Norfolk Southern Corp 3.400 11/01/49 344,065
1,000,000 Norfolk Southern Corp 3.050 05/15/50 641,644
1,000,000 Norfolk Southern Corp 2.900 08/25/51 614,196
175,000 Norfolk Southern Corp 4.050 08/15/52 132,430
300,000 Norfolk Southern Corp 4.550 06/01/53 246,017
1,170,000 Norfolk Southern Corp 3.155 05/15/55 741,032
200,000 Norfolk Southern Corp 5.950 03/15/64 198,020
1,000,000 Norfolk Southern Corp 4.100 05/15/21 672,550
1,000,000 Royal Caribbean Cruises Ltd 4.750 05/15/33 965,560
1,000,000 Ryder System, Inc 5.650 03/01/28 1,021,289
500,000 Ryder System, Inc 5.375 03/15/29 511,675
500,000 Ryder System, Inc 5.500 06/01/29 514,076
500,000 Ryder System, Inc 5.000 03/15/30 505,511

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 1,000,000 Ryder System, Inc 4.300% 12/01/30 $ 983,190
200,000 Southwest Airlines Co 3.450 11/16/27 196,248
1,200,000 Southwest Airlines Co 2.625 02/10/30 1,097,988
1,500,000 Uber Technologies, Inc 4.800 09/15/34 1,468,512
1,000,000 Uber Technologies, Inc 5.350 09/15/54 920,816
1,000,000 Union Pacific Corp 2.400 02/05/30 930,099
2,000,000 Union Pacific Corp 2.800 02/14/32 1,818,777
500,000 Union Pacific Corp 4.500 01/20/33 498,199
100,000 Union Pacific Corp 3.375 02/01/35 89,103
2,525,000 Union Pacific Corp 2.891 04/06/36 2,118,694
100,000 Union Pacific Corp 3.600 09/15/37 87,477
500,000 Union Pacific Corp 3.550 08/15/39 419,668
1,500,000 Union Pacific Corp 3.200 05/20/41 1,154,136
500,000 Union Pacific Corp 3.375 02/14/42 387,087
200,000 Union Pacific Corp 3.350 08/15/46 142,437
300,000 Union Pacific Corp 4.000 04/15/47 235,648
1,000,000 Union Pacific Corp 3.250 02/05/50 677,243
1,070,000 Union Pacific Corp 3.799 10/01/51 791,676
500,000 Union Pacific Corp 2.950 03/10/52 311,865
1,000,000 Union Pacific Corp 3.500 02/14/53 695,914
1,000,000 Union Pacific Corp 4.950 05/15/53 891,490
200,000 Union Pacific Corp 3.875 02/01/55 147,802
300,000 Union Pacific Corp 3.950 08/15/59 217,438
1,000,000 Union Pacific Corp 3.839 03/20/60 707,386
1,500,000 Union Pacific Corp 3.550 05/20/61 987,528
2,000,000 Union Pacific Corp 2.973 09/16/62 1,147,591
200,000 Union Pacific Corp 4.100 09/15/67 144,580
500,000 Union Pacific Corp 3.750 02/05/70 332,222
500,000 Union Pacific Corp 3.799 04/06/71 335,961
500,000 Union Pacific Corp 3.850 02/14/72 338,980
587,341 United Airlines 2024- Class AA Pass Through Trust 5.450 02/15/37 598,470
939,745 United Airlines 2024-1 Class A Pass Through Trust 5.875 02/15/37 965,544
500,000 United Parcel Service, Inc 3.400 03/15/29 488,838
500,000 United Parcel Service, Inc 2.500 09/01/29 472,697
750,000 United Parcel Service, Inc 4.450 04/01/30 755,274
1,000,000 United Parcel Service, Inc 4.875 03/03/33 1,019,323
1,000,000 United Parcel Service, Inc 5.150 05/22/34 1,027,235
1,000,000 (a) United Parcel Service, Inc 5.250 05/14/35 1,021,954
510,000 United Parcel Service, Inc 6.200 01/15/38 556,433
450,000 United Parcel Service, Inc 3.625 10/01/42 354,764
400,000 United Parcel Service, Inc 3.400 11/15/46 286,116
1,550,000 United Parcel Service, Inc 3.750 11/15/47 1,164,556
300,000 United Parcel Service, Inc 4.250 03/15/49 240,606
500,000 United Parcel Service, Inc 3.400 09/01/49 347,793
1,630,000 United Parcel Service, Inc 5.300 04/01/50 1,526,663
1,000,000 United Parcel Service, Inc 5.050 03/03/53 889,609
1,000,000 United Parcel Service, Inc 5.600 05/22/64 944,237
1,000,000 United Parcel Service, Inc 6.050 05/14/65 1,006,983
TOTAL TRANSPORTATION 101,531,521
UTILITIES - 2.6%
200,000 AEP Texas, Inc 3.950 06/01/28 197,964
500,000 AEP Texas, Inc 4.700 05/15/32 493,920
2,000,000 AEP Texas, Inc 5.700 05/15/34 2,058,721
1,000,000 AEP Texas, Inc 5.200 04/15/36 983,462
200,000 AEP Texas, Inc 3.800 10/01/47 143,303
100,000 AEP Texas, Inc 4.150 05/01/49 75,537
1,000,000 AEP Texas, Inc 5.850 10/15/55 964,370
75,000 AEP Transmission Co LLC 5.375 06/15/35 76,135
600,000 AEP Transmission Co LLC 4.000 12/01/46 471,555
500,000 AEP Transmission Co LLC 3.750 12/01/47 370,054
200,000 AEP Transmission Co LLC 4.250 09/15/48 158,729
300,000 AEP Transmission Co LLC 3.800 06/15/49 220,887

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 550,000 AEP Transmission Co LLC 2.750% 08/15/51 $ 330,077
300,000 AEP Transmission Co LLC 5.400 03/15/53 282,087
675,000 AES Corp 2.450 01/15/31 597,159
1,500,000 AES Corp 5.800 03/15/32 1,508,374
60,000 Alabama Power Co 1.450 09/15/30 52,697
1,000,000 Alabama Power Co 4.300 03/15/31 989,760
500,000 Alabama Power Co 5.850 11/15/33 528,569
1,000,000 Alabama Power Co 5.100 04/02/35 1,008,044
200,000 Alabama Power Co 3.850 12/01/42 160,406
400,000 Alabama Power Co 3.750 03/01/45 307,222
300,000 Alabama Power Co 4.300 01/02/46 246,895
350,000 Alabama Power Co 3.700 12/01/47 258,054
1,000,000 Alabama Power Co 4.300 07/15/48 806,773
750,000 Alliant Energy Corp 5.750 04/01/56 729,192
500,000 Ameren Corp 5.000 01/15/29 507,886
500,000 Ameren Corp 5.375 03/15/35 505,433
1,000,000 Ameren Corp 5.000 05/15/36 973,176
500,000 Ameren Illinois Co 3.850 09/01/32 475,719
725,000 Ameren Illinois Co 4.950 06/01/33 728,574
125,000 Ameren Illinois Co 4.150 03/15/46 100,905
1,150,000 Ameren Illinois Co 3.700 12/01/47 857,630
575,000 Ameren Illinois Co 4.500 03/15/49 478,966
325,000 Ameren Illinois Co 2.900 06/15/51 202,503
325,000 Ameren Illinois Co 5.900 12/01/52 327,484
850,000 Ameren Illinois Co 5.625 03/01/55 826,365
700,000 American Electric Power Co, Inc 4.300 12/01/28 698,223
1,000,000 American Electric Power Co, Inc 5.625 03/01/33 1,033,323
500,000 American Electric Power Co, Inc 6.950 12/15/54 529,926
500,000 American Electric Power Co, Inc 7.050 12/15/54 516,109
1,250,000 American Electric Power Co, Inc 5.800 03/15/56 1,234,769
950,000 American Electric Power Co, Inc 6.050 03/15/56 941,521
500,000 American Water Capital Corp 3.750 09/01/28 495,009
100,000 American Water Capital Corp 2.800 05/01/30 93,874
1,250,000 American Water Capital Corp 2.300 06/01/31 1,117,941
1,000,000 American Water Capital Corp 5.150 03/01/34 1,016,494
600,000 American Water Capital Corp 5.250 03/01/35 609,649
1,000,000 American Water Capital Corp 5.200 04/01/36 1,002,050
225,000 American Water Capital Corp 4.300 12/01/42 194,485
150,000 American Water Capital Corp 4.300 09/01/45 124,676
100,000 American Water Capital Corp 4.000 12/01/46 77,257
1,175,000 American Water Capital Corp 3.750 09/01/47 874,244
500,000 American Water Capital Corp 4.200 09/01/48 397,425
500,000 American Water Capital Corp 4.150 06/01/49 391,414
675,000 American Water Capital Corp 3.450 05/01/50 469,802
1,000,000 American Water Capital Corp 5.450 03/01/54 947,796
500,000 Appalachian Power Co 4.500 08/01/32 487,207
1,000,000 Appalachian Power Co 5.650 04/01/34 1,028,916
300,000 Appalachian Power Co 4.500 03/01/49 243,173
200,000 Arizona Public Service Co 2.950 09/15/27 195,659
750,000 Arizona Public Service Co 6.350 12/15/32 803,419
1,250,000 Arizona Public Service Co 5.700 08/15/34 1,293,676
1,000,000 Arizona Public Service Co 5.100 03/15/36 983,175
350,000 Arizona Public Service Co 4.500 04/01/42 301,276
200,000 Arizona Public Service Co 4.350 11/15/45 161,655
410,000 Arizona Public Service Co 3.750 05/15/46 304,745
200,000 Arizona Public Service Co 4.200 08/15/48 155,811
200,000 Arizona Public Service Co 4.250 03/01/49 156,226
300,000 Arizona Public Service Co 3.500 12/01/49 205,626
500,000 Arizona Public Service Co 3.350 05/15/50 332,030
750,000 Arizona Public Service Co 2.650 09/15/50 442,409
500,000 Arizona Public Service Co 5.900 08/15/55 491,962
750,000 Atmos Energy Corp 1.500 01/15/31 654,431

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 175,000 Atmos Energy Corp 5.450% 10/15/32 $ 181,934
1,500,000 Atmos Energy Corp 5.900 11/15/33 1,601,506
300,000 Atmos Energy Corp 5.200 08/15/35 305,666
100,000 Atmos Energy Corp 5.500 06/15/41 100,004
125,000 Atmos Energy Corp 4.150 01/15/43 104,898
600,000 Atmos Energy Corp 4.125 10/15/44 496,246
500,000 Atmos Energy Corp 4.300 10/01/48 403,804
300,000 Atmos Energy Corp 4.125 03/15/49 234,683
1,500,000 Atmos Energy Corp 2.850 02/15/52 922,445
500,000 Atmos Energy Corp 5.750 10/15/52 496,791
125,000 Atmos Energy Corp 6.200 11/15/53 131,983
400,000 Atmos Energy Corp 5.000 12/15/54 354,485
375,000 Atmos Energy Corp 5.450 01/15/56 357,945
625,000 Avangrid, Inc 3.800 06/01/29 610,010
150,000 Avista Corp 4.350 06/01/48 120,686
550,000 Avista Corp 4.000 04/01/52 410,810
1,000,000 Baltimore Gas and Electric Co 5.300 06/01/34 1,025,533
1,000,000 Baltimore Gas and Electric Co 5.450 06/01/35 1,025,295
150,000 Baltimore Gas and Electric Co 3.500 08/15/46 108,277
200,000 Baltimore Gas and Electric Co 3.750 08/15/47 149,433
200,000 Baltimore Gas and Electric Co 4.250 09/15/48 161,566
500,000 Baltimore Gas and Electric Co 3.200 09/15/49 330,447
775,000 Baltimore Gas and Electric Co 2.900 06/15/50 487,035
500,000 Baltimore Gas and Electric Co 4.550 06/01/52 416,127
500,000 Baltimore Gas and Electric Co 5.400 06/01/53 470,107
500,000 Baltimore Gas and Electric Co 5.650 06/01/54 484,824
300,000 (b) Basin Electric Power Cooperative 5.850 10/15/55 291,787
1,500,000 Berkshire Hathaway Energy Co 1.650 05/15/31 1,301,050
950,000 Berkshire Hathaway Energy Co 6.125 04/01/36 1,013,768
725,000 Berkshire Hathaway Energy Co 5.150 11/15/43 675,428
975,000 Berkshire Hathaway Energy Co 4.500 02/01/45 822,914
1,250,000 Berkshire Hathaway Energy Co 3.800 07/15/48 919,645
1,025,000 Berkshire Hathaway Energy Co 4.450 01/15/49 831,492
2,500,000 Berkshire Hathaway Energy Co 2.850 05/15/51 1,505,194
1,000,000 BHP Billiton Finance USA Ltd 5.000 02/21/30 1,018,501
550,000 Black Hills Corp 2.500 06/15/30 501,955
300,000 Black Hills Corp 4.350 05/01/33 285,039
1,000,000 Black Hills Corp 6.150 05/15/34 1,051,342
1,000,000 Black Hills Corp 6.000 01/15/35 1,038,096
200,000 Black Hills Corp 4.200 09/15/46 155,934
500,000 Brookfield Finance, Inc 5.330 01/15/36 489,561
275,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 248,036
100,000 CenterPoint Energy Houston Electric LLC 6.950 03/15/33 111,465
500,000 CenterPoint Energy Houston Electric LLC 4.950 04/01/33 501,920
1,000,000 CenterPoint Energy Houston Electric LLC 5.150 03/01/34 1,011,725
500,000 CenterPoint Energy Houston Electric LLC 5.050 03/01/35 498,198
2,000,000 CenterPoint Energy Houston Electric LLC 4.950 08/15/35 1,978,619
275,000 CenterPoint Energy Houston Electric LLC 4.850 04/01/36 269,306
300,000 CenterPoint Energy Houston Electric LLC 3.950 03/01/48 233,528
150,000 CenterPoint Energy Houston Electric LLC 2.900 07/01/50 94,762
875,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 597,478
500,000 CenterPoint Energy Houston Electric LLC 3.600 03/01/52 357,908
100,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 93,747
1,000,000 CenterPoint Energy Resources Corp 5.250 03/01/28 1,017,397
200,000 CenterPoint Energy Resources Corp 4.000 04/01/28 198,600
575,000 CenterPoint Energy Resources Corp 1.750 10/01/30 510,119
500,000 CenterPoint Energy Resources Corp 4.400 07/01/32 490,716
500,000 CenterPoint Energy Resources Corp 5.400 07/01/34 510,264
1,000,000 CenterPoint Energy Restoration Bond Co III LLC 3.899 12/15/30 992,756
1,000,000 CenterPoint Energy Restoration Bond Co III LLC 4.480 06/15/35 984,448
1,000,000 CenterPoint Energy Restoration Bond Co III LLC 4.864 12/15/39 976,870
655,000 CenterPoint Energy, Inc 2.950 03/01/30 617,142

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 500,000 (a) CenterPoint Energy, Inc 6.850% 02/15/55 $ 523,882
500,000 CenterPoint Energy, Inc 7.000 02/15/55 514,564
500,000 CenterPoint Energy, Inc 6.700 05/15/55 505,596
500,000 CenterPoint Energy, Inc 5.950 04/01/56 495,554
1,000,000 Cigna Group 4.500 09/15/30 996,625
200,000 Cleco Corporate Holdings LLC 4.973 05/01/46 170,610
1,000,000 Cleco Securitization I LLC 4.646 09/01/42 965,039
790,000 CMS Energy Corp 3.450 08/15/27 779,783
1,000,000 CMS Energy Corp 3.750 12/01/50 912,263
425,000 CMS Energy Corp 6.500 06/01/55 432,665
1,000,000 Commonwealth Edison Co 4.900 02/01/33 1,008,608
1,000,000 Commonwealth Edison Co 5.300 06/01/34 1,028,722
200,000 Commonwealth Edison Co 3.800 10/01/42 159,328
300,000 Commonwealth Edison Co 4.700 01/15/44 263,119
100,000 Commonwealth Edison Co 3.700 03/01/45 76,235
250,000 Commonwealth Edison Co 3.650 06/15/46 186,289
400,000 Commonwealth Edison Co 3.750 08/15/47 298,609
1,175,000 Commonwealth Edison Co 4.000 03/01/48 910,942
500,000 Commonwealth Edison Co 3.200 11/15/49 330,066
500,000 Commonwealth Edison Co 3.000 03/01/50 319,396
500,000 Commonwealth Edison Co 2.750 09/01/51 301,082
500,000 Commonwealth Edison Co 5.300 02/01/53 463,662
500,000 Commonwealth Edison Co 5.650 06/01/54 487,268
175,000 Commonwealth Edison Co 5.950 06/01/55 177,379
500,000 Connecticut Light and Power Co 2.050 07/01/31 441,727
1,000,000 Connecticut Light and Power Co 4.900 07/01/33 1,001,885
1,000,000 Connecticut Light and Power Co 4.950 08/15/34 991,596
400,000 Connecticut Light and Power Co 4.300 04/15/44 332,654
250,000 Connecticut Light and Power Co 4.150 06/01/45 202,894
500,000 Connecticut Light and Power Co 5.250 01/15/53 463,233
200,000 Consolidated Edison Co of New York, Inc 3.800 05/15/28 197,958
300,000 Consolidated Edison Co of New York, Inc 4.000 12/01/28 297,979
100,000 Consolidated Edison Co of New York, Inc 3.350 04/01/30 95,924
500,000 Consolidated Edison Co of New York, Inc 2.400 06/15/31 451,832
750,000 Consolidated Edison Co of New York, Inc 5.500 03/15/34 777,939
1,500,000 Consolidated Edison Co of New York, Inc 5.375 05/15/34 1,534,856
1,000,000 Consolidated Edison Co of New York, Inc 5.125 03/15/35 1,005,442
200,000 Consolidated Edison Co of New York, Inc 4.200 03/15/42 168,616
550,000 Consolidated Edison Co of New York, Inc 3.950 03/01/43 442,559
725,000 Consolidated Edison Co of New York, Inc 4.450 03/15/44 618,588
150,000 Consolidated Edison Co of New York, Inc 4.500 12/01/45 126,317
400,000 Consolidated Edison Co of New York, Inc 3.850 06/15/46 306,295
400,000 Consolidated Edison Co of New York, Inc 3.875 06/15/47 304,659
300,000 Consolidated Edison Co of New York, Inc 4.650 12/01/48 255,171
500,000 Consolidated Edison Co of New York, Inc 4.125 05/15/49 389,171
700,000 Consolidated Edison Co of New York, Inc 3.950 04/01/50 537,112
1,000,000 Consolidated Edison Co of New York, Inc 6.150 11/15/52 1,040,328
300,000 Consolidated Edison Co of New York, Inc 5.900 11/15/53 299,526
800,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 783,775
850,000 Consolidated Edison Co of New York, Inc 4.625 12/01/54 700,285
500,000 Consolidated Edison Co of New York, Inc 5.500 03/15/55 475,144
1,000,000 Consolidated Edison Co of New York, Inc 5.750 11/15/55 987,010
200,000 Consolidated Edison Co of New York, Inc 4.300 12/01/56 155,164
1,300,000 Consolidated Edison Co of New York, Inc 4.000 11/15/57 943,564
400,000 Consolidated Edison Co of New York, Inc 4.500 05/15/58 318,725
1,000,000 Consolidated Edison Co of New York, Inc 3.700 11/15/59 678,537
1,000,000 Consolidated Edison Co of New York, Inc 3.000 12/01/60 580,373
1,000,000 Constellation Energy Generation LLC 6.125 01/15/34 1,067,121
900,000 Constellation Energy Generation LLC 6.250 10/01/39 947,700
1,000,000 Constellation Energy Generation LLC 6.500 10/01/53 1,061,266
1,000,000 Constellation Energy Generation LLC 5.750 03/15/54 970,085
1,000,000 Constellation Energy Generation LLC 5.875 01/15/66 960,054

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 500,000 Consumers Energy Co 4.650% 03/01/28 $ 503,880
250,000 Consumers Energy Co 3.800 11/15/28 247,244
300,000 Consumers Energy Co 4.600 05/30/29 302,084
1,000,000 Consumers Energy Co 4.700 01/15/30 1,009,902
275,000 Consumers Energy Co 3.600 08/15/32 258,607
500,000 Consumers Energy Co 4.625 05/15/33 495,157
500,000 Consumers Energy Co 5.050 05/15/35 502,072
600,000 Consumers Energy Co 3.950 07/15/47 467,505
600,000 Consumers Energy Co 4.050 05/15/48 470,944
350,000 Consumers Energy Co 4.350 04/15/49 285,997
500,000 Consumers Energy Co 3.750 02/15/50 368,169
500,000 Consumers Energy Co 3.100 08/15/50 325,092
150,000 Consumers Energy Co 3.500 08/01/51 106,244
287,000 Consumers Energy Co 2.650 08/15/52 171,630
500,000 Consumers Energy Co 4.200 09/01/52 395,113
1,000,000 Dayton Power & Light Co 4.550 08/15/30 990,930
300,000 Dayton Power & Light Co 3.950 06/15/49 222,873
200,000 Delmarva Power & Light Co 4.150 05/15/45 162,626
925,000 Dominion Energy South Carolina, Inc 2.300 12/01/31 817,242
50,000 Dominion Energy South Carolina, Inc 5.300 05/15/33 51,476
900,000 Dominion Energy South Carolina, Inc 5.300 01/15/35 919,209
125,000 Dominion Energy South Carolina, Inc 5.450 02/01/41 123,184
800,000 Dominion Energy South Carolina, Inc 4.600 06/15/43 691,881
750,000 Dominion Energy South Carolina, Inc 6.250 10/15/53 785,913
500,000 Dominion Energy, Inc 4.250 06/01/28 498,060
303,000 Dominion Energy, Inc 3.375 04/01/30 289,301
500,000 Dominion Energy, Inc 2.250 08/15/31 440,982
500,000 Dominion Energy, Inc 4.350 08/15/32 483,729
1,000,000 Dominion Energy, Inc 5.375 11/15/32 1,023,105
1,000,000 Dominion Energy, Inc 5.450 03/15/35 1,007,579
475,000 Dominion Energy, Inc 3.300 04/15/41 352,368
200,000 Dominion Energy, Inc 4.700 12/01/44 170,045
500,000 Dominion Energy, Inc 4.600 03/15/49 404,251
500,000 Dominion Energy, Inc 4.850 08/15/52 418,838
1,200,000 Dominion Energy, Inc 7.000 06/01/54 1,269,228
1,050,000 Dominion Energy, Inc 6.875 02/01/55 1,080,629
1,000,000 Dominion Energy, Inc 6.625 05/15/55 1,015,308
1,750,000 Dominion Energy, Inc 6.000 02/15/56 1,738,847
1,750,000 Dominion Energy, Inc 6.200 02/15/56 1,734,608
500,000 DTE Electric Co 1.900 04/01/28 478,670
1,500,000 DTE Electric Co 3.000 03/01/32 1,382,180
1,000,000 DTE Electric Co 5.200 04/01/33 1,023,777
1,000,000 DTE Electric Co 5.200 03/01/34 1,021,856
500,000 DTE Electric Co 5.250 05/15/35 507,122
1,000,000 DTE Electric Co 4.850 03/01/36 981,256
200,000 DTE Electric Co 4.000 04/01/43 162,996
100,000 DTE Electric Co 3.700 06/01/46 75,426
500,000 DTE Electric Co 3.750 08/15/47 375,747
1,000,000 DTE Electric Co 4.050 05/15/48 785,279
525,000 DTE Electric Co 3.950 03/01/49 406,184
400,000 DTE Electric Co 3.250 04/01/51 269,503
450,000 DTE Electric Co 3.650 03/01/52 325,660
100,000 DTE Electric Co 5.850 05/15/55 100,658
225,000 DTE Electric Co 5.550 03/01/56 217,542
766,414 DTE Electric Securitization Funding II LLC 5.970 03/01/32 803,030
1,000,000 DTE Electric Securitization Funding II LLC 6.090 09/01/37 1,073,098
1,000,000 DTE Energy Co 5.100 03/01/29 1,016,848
327,000 DTE Energy Co 3.400 06/15/29 316,311
500,000 DTE Energy Co 2.950 03/01/30 470,994
1,000,000 DTE Energy Co 5.200 04/01/30 1,019,865
1,000,000 DTE Energy Co 5.850 06/01/34 1,047,052
1,000,000 DTE Energy Co 5.050 10/01/35 985,402

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 500,000 Duke Energy Carolinas LLC 3.950% 11/15/28 $ 496,064
500,000 Duke Energy Carolinas LLC 2.450 08/15/29 470,577
1,500,000 Duke Energy Carolinas LLC 2.550 04/15/31 1,372,037
375,000 Duke Energy Carolinas LLC 2.850 03/15/32 341,369
1,300,000 Duke Energy Carolinas LLC 4.950 01/15/33 1,319,630
1,000,000 Duke Energy Carolinas LLC 4.850 01/15/34 998,684
1,000,000 Duke Energy Carolinas LLC 5.250 03/15/35 1,015,677
125,000 Duke Energy Carolinas LLC 5.300 02/15/40 123,497
300,000 Duke Energy Carolinas LLC 3.750 06/01/45 230,039
200,000 Duke Energy Carolinas LLC 3.875 03/15/46 154,337
1,250,000 Duke Energy Carolinas LLC 3.700 12/01/47 927,085
1,500,000 Duke Energy Carolinas LLC 3.450 04/15/51 1,034,474
1,000,000 Duke Energy Carolinas LLC 5.350 01/15/53 936,917
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 4.226 07/01/35 986,455
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 5.070 01/01/46 975,154
1,000,000 Duke Energy Corp 4.300 03/15/28 998,243
1,000,000 Duke Energy Corp 4.850 01/05/29 1,012,256
1,000,000 Duke Energy Corp 2.450 06/01/30 921,392
1,000,000 Duke Energy Corp 2.550 06/15/31 899,085
1,000,000 Duke Energy Corp 5.750 09/15/33 1,040,545
500,000 Duke Energy Corp 5.450 06/15/34 511,070
1,000,000 Duke Energy Corp 4.950 09/15/35 974,845
1,000,000 Duke Energy Corp 3.300 06/15/41 751,884
300,000 Duke Energy Corp 4.800 12/15/45 256,190
1,975,000 Duke Energy Corp 3.750 09/01/46 1,457,371
500,000 Duke Energy Corp 4.200 06/15/49 380,835
1,000,000 Duke Energy Corp 3.500 06/15/51 669,892
500,000 Duke Energy Corp 5.000 08/15/52 427,841
1,000,000 Duke Energy Corp 6.100 09/15/53 1,002,843
500,000 Duke Energy Corp 5.800 06/15/54 478,728
225,000 Duke Energy Corp 6.450 09/01/54 232,344
1,000,000 Duke Energy Corp 5.700 09/15/55 945,021
375,000 Duke Energy Florida LLC 6.400 06/15/38 408,105
500,000 Duke Energy Florida LLC 3.400 10/01/46 355,114
300,000 Duke Energy Florida LLC 4.200 07/15/48 236,668
1,000,000 Duke Energy Florida LLC 5.950 11/15/52 1,011,797
1,000,000 Duke Energy Indiana LLC 5.250 03/01/34 1,024,093
1,000,000 Duke Energy Indiana LLC 4.950 03/15/36 984,454
300,000 Duke Energy Indiana LLC 3.750 05/15/46 229,613
500,000 Duke Energy Indiana LLC 3.250 10/01/49 337,159
275,000 Duke Energy Indiana LLC 2.750 04/01/50 167,158
500,000 Duke Energy Indiana LLC 5.400 04/01/53 464,229
1,000,000 Duke Energy Indiana LLC 5.900 05/15/55 999,241
200,000 Duke Energy Ohio, Inc 3.650 02/01/29 196,502
25,000 Duke Energy Ohio, Inc 2.125 06/01/30 22,739
750,000 Duke Energy Ohio, Inc 5.250 04/01/33 766,353
1,000,000 Duke Energy Ohio, Inc 5.300 06/15/35 1,013,102
200,000 Duke Energy Ohio, Inc 3.700 06/15/46 149,046
200,000 Duke Energy Ohio, Inc 4.300 02/01/49 159,760
500,000 Duke Energy Ohio, Inc 5.650 04/01/53 483,948
500,000 Duke Energy Ohio, Inc 5.550 03/15/54 478,666
300,000 Duke Energy Progress LLC 3.700 09/01/28 296,727
1,500,000 Duke Energy Progress LLC 2.000 08/15/31 1,321,350
750,000 Duke Energy Progress LLC 5.250 03/15/33 772,043
1,000,000 Duke Energy Progress LLC 5.100 03/15/34 1,019,170
1,000,000 Duke Energy Progress LLC 5.050 03/15/35 1,002,073
400,000 Duke Energy Progress LLC 4.375 03/30/44 339,371
500,000 Duke Energy Progress LLC 4.150 12/01/44 406,814
300,000 Duke Energy Progress LLC 4.200 08/15/45 244,588
500,000 Duke Energy Progress LLC 3.700 10/15/46 372,041
200,000 Duke Energy Progress LLC 3.600 09/15/47 145,705
600,000 Duke Energy Progress LLC 2.500 08/15/50 344,231

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 500,000 Duke Energy Progress LLC 2.900% 08/15/51 $ 308,004
750,000 Duke Energy Progress LLC 5.350 03/15/53 699,942
500,000 Duke Energy Progress LLC 5.550 03/15/55 483,015
1,000,000 Eastern Energy Gas Holdings LLC 5.800 01/15/35 1,037,055
300,000 Edison International 4.125 03/15/28 294,885
1,000,000 Edison International 5.250 11/15/28 1,008,036
1,000,000 Edison International 5.450 06/15/29 1,009,028
500,000 Edison International 6.950 11/15/29 527,570
1,000,000 Edison International 6.250 03/15/30 1,036,008
1,000,000 Edison International 5.250 03/15/32 989,715
200,000 El Paso Electric Co 5.000 12/01/44 171,160
1,000,000 Emera US Finance LLC 5.200 04/01/33 994,421
1,000,000 Emera US Finance LP 2.639 06/15/31 891,977
625,000 Emera US Finance LP 4.750 06/15/46 515,604
675,000 Enel Chile S.A. 4.875 06/12/28 678,710
500,000 Entergy Arkansas LLC 5.300 09/15/33 512,677
800,000 Entergy Arkansas LLC 5.450 06/01/34 822,988
200,000 Entergy Arkansas LLC 4.200 04/01/49 157,415
500,000 Entergy Arkansas LLC 5.750 06/01/54 488,342
1,000,000 Entergy Arkansas LLC 5.750 01/15/56 978,434
625,000 Entergy Corp 2.400 06/15/31 555,016
500,000 Entergy Corp 3.750 06/15/50 351,862
650,000 Entergy Corp 7.125 12/01/54 666,041
500,000 Entergy Corp 5.875 06/15/56 493,340
500,000 Entergy Corp 6.100 06/15/56 493,466
500,000 Entergy Louisiana LLC 1.600 12/15/30 438,221
1,000,000 Entergy Louisiana LLC 2.350 06/15/32 875,423
500,000 Entergy Louisiana LLC 4.000 03/15/33 474,691
1,000,000 Entergy Louisiana LLC 5.350 03/15/34 1,028,023
500,000 Entergy Louisiana LLC 5.150 09/15/34 503,664
500,000 Entergy Louisiana LLC 4.900 04/15/36 487,767
300,000 Entergy Louisiana LLC 4.200 09/01/48 237,069
300,000 Entergy Louisiana LLC 4.200 04/01/50 235,892
500,000 Entergy Louisiana LLC 4.750 09/15/52 423,137
1,000,000 Entergy Louisiana LLC 5.700 03/15/54 971,251
325,000 Entergy Louisiana LLC 5.800 03/15/55 318,706
350,000 Entergy Louisiana LLC 5.650 04/15/56 336,231
1,000,000 Entergy Mississippi LLC 5.050 04/15/36 985,366
500,000 Entergy Mississippi LLC 5.850 06/01/54 490,389
1,000,000 Entergy Texas, Inc 5.250 04/15/35 1,009,058
200,000 Entergy Texas, Inc 4.500 03/30/39 182,808
700,000 Entergy Texas, Inc 3.550 09/30/49 489,625
1,000,000 Entergy Texas, Inc 5.800 09/01/53 989,602
775,000 Enterprise Products Operating LLC 3.700 01/31/51 560,484
1,500,000 Equitable Holdings, Inc 6.700 03/28/55 1,513,787
125,000 Essential Utilities, Inc 3.566 05/01/29 121,367
225,000 Essential Utilities, Inc 2.704 04/15/30 208,834
1,000,000 Essential Utilities, Inc 2.400 05/01/31 894,187
1,000,000 Essential Utilities, Inc 5.375 01/15/34 1,013,810
1,000,000 Essential Utilities, Inc 5.250 08/15/35 998,641
500,000 Essential Utilities, Inc 5.125 03/15/36 493,017
200,000 Essential Utilities, Inc 4.276 05/01/49 156,107
300,000 Essential Utilities, Inc 3.351 04/15/50 198,602
500,000 Essential Utilities, Inc 5.300 05/01/52 452,737
950,000 Evergy Kansas Central, Inc 5.250 03/15/35 957,591
175,000 Evergy Kansas Central, Inc 4.100 04/01/43 143,807
425,000 Evergy Kansas Central, Inc 3.450 04/15/50 296,276
500,000 Evergy Kansas Central, Inc 5.700 03/15/53 491,989
500,000 Evergy Metro, Inc 5.400 04/01/34 513,701
1,500,000 Evergy Metro, Inc 5.125 08/15/35 1,492,512
650,000 Evergy Metro, Inc 4.200 06/15/47 518,652
100,000 Evergy Metro, Inc 4.200 03/15/48 79,499

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 300,000 Evergy Metro, Inc 4.125% 04/01/49 $ 236,043
500,000 Evergy, Inc 4.250 03/15/29 496,183
500,000 Evergy, Inc 6.650 06/01/55 503,372
200,000 Eversource Energy 3.300 01/15/28 195,860
1,000,000 Eversource Energy 5..450 03/01/28 1,016,227
300,000 Eversource Energy 4.250 04/01/29 297,551
100,000 Eversource Energy 1.650 08/15/30 87,719
1,000,000 Eversource Energy 4.450 12/15/30 986,384
1,000,000 Eversource Energy 2.550 03/15/31 901,293
500,000 (a) Eversource Energy 5.850 04/15/31 521,661
1,000,000 Eversource Energy 3.375 03/01/32 916,322
500,000 Eversource Energy 5.500 01/01/34 507,040
500,000 Eversource Energy 5.950 07/15/34 520,282
600,000 Eversource Energy 3.450 01/15/50 411,360
750,000 Eversource Energy 6.100 08/15/56 740,729
750,000 Eversource Energy 6.350 08/15/56 739,842
500,000 Exelon Corp 5.125 03/15/31 508,898
750,000 Exelon Corp 5.300 03/15/33 767,825
1,000,000 Exelon Corp 5.450 03/15/34 1,022,321
500,000 Exelon Corp 4.950 06/15/35 486,946
1,000,000 Exelon Corp 4.950 03/15/36 969,875
975,000 Exelon Corp 4.450 04/15/46 799,956
100,000 Exelon Corp 4.700 04/15/50 82,632
500,000 Exelon Corp 4.100 03/15/52 377,408
500,000 Exelon Corp 5.600 03/15/53 470,934
500,000 Exelon Corp 5.875 03/15/55 487,400
475,000 Exelon Corp 6.500 03/15/55 484,292
1,000,000 (b) FirstEnergy Pennsylvania Electric Co 4.550 03/15/31 996,521
2,000,000 FirstEnergy Transmission LLC 4.550 01/15/30 1,996,866
1,000,000 FirstEnergy Transmission LLC 4.750 01/15/33 984,923
2,500,000 FirstEnergy Transmission LLC 5.000 01/15/35 2,461,739
425,000 Florida Power & Light Co 4.625 05/15/30 429,119
1,000,000 Florida Power & Light Co 2.450 02/03/32 894,633
750,000 Florida Power & Light Co 5.100 04/01/33 765,216
150,000 Florida Power & Light Co 4.800 05/15/33 150,102
2,000,000 Florida Power & Light Co 5.300 06/15/34 2,056,351
1,000,000 Florida Power & Light Co 4.700 02/15/36 974,703
100,000 Florida Power & Light Co 4.125 02/01/42 85,068
200,000 Florida Power & Light Co 4.050 06/01/42 168,635
450,000 Florida Power & Light Co 3.800 12/15/42 363,214
400,000 Florida Power & Light Co 4.050 10/01/44 325,022
500,000 Florida Power & Light Co 3.700 12/01/47 372,999
500,000 Florida Power & Light Co 4.125 06/01/48 399,273
350,000 Florida Power & Light Co 3.990 03/01/49 270,873
1,000,000 Florida Power & Light Co 5.600 06/15/54 978,888
350,000 Florida Power & Light Co 5.700 03/15/55 348,586
325,000 Florida Power & Light Co 5.600 02/15/66 313,088
500,000 Georgia Power Co 4.550 03/15/30 501,979
950,000 Georgia Power Co 4.850 03/15/31 961,813
1,500,000 Georgia Power Co 4.950 05/17/33 1,511,830
1,500,000 Georgia Power Co 5.250 03/15/34 1,531,782
1,000,000 Georgia Power Co 5.200 03/15/35 1,015,701
625,000 Georgia Power Co 4.300 03/15/42 539,225
700,000 Georgia Power Co 4.300 03/15/43 594,157
500,000 Georgia Power Co 5.500 10/01/55 478,978
1,000,000 Hewlett Packard Enterprise Co 4.400 10/15/30 981,823
400,000 Iberdrola International BV 6.750 07/15/36 449,806
1,000,000 Idaho Power Co 4.850 03/01/36 978,792
425,000 Idaho Power Co 5.500 03/15/53 404,025
1,000,000 Idaho Power Co 5.800 04/01/54 996,951
225,000 Indiana Michigan Power Co 4.550 03/15/46 190,434
100,000 Indiana Michigan Power Co 3.750 07/01/47 73,839

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 300,000 Indiana Michigan Power Co 4.250% 08/15/48 $ 237,846
675,000 Indiana Michigan Power Co 3.250 05/01/51 440,076
500,000 Indiana Michigan Power Co 5.625 04/01/53 481,276
250,000 Indiana Michigan Power Co 5.600 03/15/56 241,142
1,000,000 Ingersoll Rand, Inc 5.700 06/15/54 976,674
325,000 Interstate Power and Light Co 3.600 04/01/29 317,639
125,000 Interstate Power and Light Co 2.300 06/01/30 114,230
200,000 Interstate Power and Light Co 4.950 09/30/34 196,790
475,000 Interstate Power and Light Co 5.600 06/29/35 486,637
100,000 Interstate Power and Light Co 6.250 07/15/39 105,501
100,000 Interstate Power and Light Co 3.700 09/15/46 73,432
300,000 Interstate Power and Light Co 3.500 09/30/49 208,784
500,000 Interstate Power and Light Co 5.450 09/30/54 463,584
650,000 Interstate Power and Light Co 5.600 10/01/55 619,929
100,000 IPALCO Enterprises, Inc 4.250 05/01/30 96,279
500,000 IPALCO Enterprises, Inc 5.750 04/01/34 496,519
900,000 ITC Holdings Corp 3.350 11/15/27 884,407
750,000 Jersey Central Power & Light Co 5.100 01/15/35 749,677
740,716 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.078 10/01/54 699,747
300,000 Kentucky Utilities Co 4.375 10/01/45 247,429
400,000 Kentucky Utilities Co 3.300 06/01/50 268,598
275,000 Kentucky Utilities Co 5.850 08/15/55 273,424
1,000,000 Louisville Gas and Electric Co 5.450 04/15/33 1,032,521
300,000 Louisville Gas and Electric Co 4.250 04/01/49 238,107
550,000 Louisville Gas and Electric Co 5.850 08/15/55 545,780
425,000 MidAmerican Energy Co 5.350 01/15/34 436,322
200,000 MidAmerican Energy Co 4.800 09/15/43 180,661
200,000 MidAmerican Energy Co 4.400 10/15/44 168,768
200,000 MidAmerican Energy Co 4.250 05/01/46 163,739
500,000 MidAmerican Energy Co 3.950 08/01/47 385,605
1,000,000 MidAmerican Energy Co 3.650 08/01/48 732,760
300,000 MidAmerican Energy Co 4.250 07/15/49 240,633
300,000 MidAmerican Energy Co 3.150 04/15/50 198,402
1,000,000 MidAmerican Energy Co 2.700 08/01/52 601,200
400,000 MidAmerican Energy Co 5.850 09/15/54 401,598
250,000 MidAmerican Energy Co 5.300 02/01/55 231,848
1,000,000 MidAmerican Energy Co 5.500 11/15/56 959,141
750,000 Mississippi Power Co 4.250 03/15/42 629,621
1,000,000 Mississippi Power Co 3.100 07/30/51 647,625
1,500,000 MPLX LP 4.800 02/15/31 1,503,433
200,000 National Fuel Gas Co 3.950 09/15/27 198,298
200,000 National Fuel Gas Co 4.750 09/01/28 200,123
1,100,000 National Fuel Gas Co 2.950 03/01/31 999,975
200,000 National Fuel Gas Co 5.950 03/15/35 206,911
1,000,000 National Grid plc 5.809 06/12/33 1,043,081
1,000,000 National Grid plc 5.418 01/11/34 1,019,024
250,000 (a) National Grid USA 5.803 04/01/35 258,988
500,000 Nevada Power Co 2.400 05/01/30 460,961
500,000 Nevada Power Co 3.125 08/01/50 320,468
500,000 Nevada Power Co 5.900 05/01/53 495,157
1,000,000 Nevada Power Co 6.000 03/15/54 1,001,397
1,000,000 Nevada Power Co 6.250 05/15/55 999,609
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 1,008,030
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 1,014,534
300,000 NextEra Energy Capital Holdings, Inc 3.500 04/01/29 292,082
450,000 NextEra Energy Capital Holdings, Inc 2.750 11/01/29 425,653
1,500,000 (a) NextEra Energy Capital Holdings, Inc 5.000 02/28/30 1,524,168
2,980,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 2,715,561
1,000,000 NextEra Energy Capital Holdings, Inc 4.400 03/01/31 991,036
1,000,000 NextEra Energy Capital Holdings, Inc 2.440 01/15/32 881,178
450,000 NextEra Energy Capital Holdings, Inc 5.000 07/15/32 453,135
1,500,000 NextEra Energy Capital Holdings, Inc 5.050 02/28/33 1,513,899

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 1,625,000 NextEra Energy Capital Holdings, Inc 5.250% 03/15/34 $ 1,645,118
1,000,000 NextEra Energy Capital Holdings, Inc 3.000 01/15/52 617,883
1,000,000 NextEra Energy Capital Holdings, Inc 5.250 02/28/53 902,407
1,500,000 NextEra Energy Capital Holdings, Inc 6.750 06/15/54 1,551,801
1,500,000 NextEra Energy Capital Holdings, Inc 6.700 09/01/54 1,532,015
1,000,000 NextEra Energy Capital Holdings, Inc 6.375 08/15/55 1,018,752
1,000,000 NextEra Energy Capital Holdings, Inc 6.500 08/15/55 1,031,925
1,000,000 NextEra Energy Capital Holdings, Inc 5.850 03/01/56 975,966
1,700,000 NextEra Energy Capital Holdings, Inc 5.650 05/01/79 1,697,321
1,500,000 NiSource, Inc 5.250 03/30/28 1,523,647
200,000 NiSource, Inc 3.600 05/01/30 192,729
500,000 NiSource, Inc 5.400 06/30/33 511,594
1,000,000 NiSource, Inc 5.350 04/01/34 1,017,469
1,000,000 NiSource, Inc 5.350 07/15/35 1,006,803
77,000 NiSource, Inc 5.950 06/15/41 78,336
700,000 NiSource, Inc 5.250 02/15/43 647,640
450,000 NiSource, Inc 4.800 02/15/44 394,036
815,000 NiSource, Inc 5.650 02/01/45 788,555
350,000 NiSource, Inc 4.375 05/15/47 281,074
500,000 NiSource, Inc 3.950 03/30/48 375,040
200,000 NiSource, Inc 5.000 06/15/52 172,919
750,000 NiSource, Inc 6.950 11/30/54 771,224
750,000 NiSource, Inc 6.375 03/31/55 766,391
750,000 NiSource, Inc 5.850 04/01/55 729,100
500,000 NiSource, Inc 5.750 07/15/56 492,393
300,000 Northern States Power Co 2.250 04/01/31 270,314
1,000,000 Northern States Power Co 4.850 05/15/36 987,374
425,000 Northern States Power Co 5.350 11/01/39 423,099
325,000 Northern States Power Co 2.900 03/01/50 210,210
467,000 Northern States Power Co 2.600 06/01/51 281,491
500,000 Northern States Power Co 3.200 04/01/52 339,236
400,000 Northern States Power Co 4.500 06/01/52 332,901
500,000 Northern States Power Co 5.100 05/15/53 455,553
1,000,000 Northern States Power Co 5.400 03/15/54 947,746
500,000 Northern States Power Co 5.650 06/15/54 490,896
500,000 Northern States Power Co 5.650 05/15/55 490,708
1,000,000 Northwest Natural Holding Co 7.000 09/15/55 1,010,544
200,000 NorthWestern Corp 4.176 11/15/44 162,276
500,000 NSTAR Electric Co 4.850 03/01/30 506,457
1,000,000 NSTAR Electric Co 1.950 08/15/31 874,416
1,000,000 NSTAR Electric Co 5.400 06/01/34 1,022,132
800,000 NSTAR Electric Co 5.200 03/01/35 804,988
1,500,000 Nutrien Ltd 5.250 03/12/32 1,531,017
500,000 Oglethorpe Power Corp 4.500 04/01/47 408,690
500,000 Oglethorpe Power Corp 5.050 10/01/48 436,165
750,000 Oglethorpe Power Corp 3.750 08/01/50 533,071
500,000 Oglethorpe Power Corp 5.250 09/01/50 445,554
500,000 Oglethorpe Power Corp 6.200 12/01/53 508,931
550,000 Oglethorpe Power Corp 5.900 02/01/55 534,044
750,000 Ohio Power Co 5.650 06/01/34 770,149
500,000 Ohio Power Co 4.150 04/01/48 385,872
1,500,000 Ohio Power Co 4.000 06/01/49 1,119,934
500,000 Ohio Power Co 2.900 10/01/51 299,050
100,000 Oklahoma Gas and Electric Co 3.250 04/01/30 95,353
500,000 Oklahoma Gas and Electric Co 5.400 01/15/33 514,902
200,000 Oklahoma Gas and Electric Co 4.150 04/01/47 158,094
200,000 Oklahoma Gas and Electric Co 3.850 08/15/47 151,680
1,000,000 Oklahoma Gas and Electric Co 5.600 04/01/53 958,887
1,000,000 (c) Oklahoma Gas and Electric Co 5.900 04/01/56 997,954
1,500,000 Oncor Electric Delivery Co LLC 5.750 03/15/29 1,553,068
1,000,000 (b) Oncor Electric Delivery Co LLC 4.500 03/15/31 994,495
425,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 412,108

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 500,000 Oncor Electric Delivery Co LLC 4.550% 09/15/32 $ 493,685
1,000,000 Oncor Electric Delivery Co LLC 5.650 11/15/33 1,047,294
1,000,000 Oncor Electric Delivery Co LLC 5.350 04/01/35 1,021,835
100,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 97,132
550,000 Oncor Electric Delivery Co LLC 4.550 12/01/41 483,069
56,000 Oncor Electric Delivery Co LLC 5.300 06/01/42 53,110
300,000 Oncor Electric Delivery Co LLC 3.750 04/01/45 230,815
400,000 Oncor Electric Delivery Co LLC 3.800 09/30/47 300,705
200,000 Oncor Electric Delivery Co LLC 4.100 11/15/48 156,743
500,000 Oncor Electric Delivery Co LLC 3.800 06/01/49 366,125
500,000 Oncor Electric Delivery Co LLC 3.100 09/15/49 325,474
200,000 Oncor Electric Delivery Co LLC 3.700 05/15/50 144,372
550,000 Oncor Electric Delivery Co LLC 2.700 11/15/51 318,871
164,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 151,829
1,000,000 Oncor Electric Delivery Co LLC 5.550 06/15/54 954,398
1,000,000 Oncor Electric Delivery Co LLC 5.800 04/01/55 989,666
1,000,000 (b) Oncor Electric Delivery Co LLC 5.900 03/15/56 999,177
100,000 ONE Gas, Inc 2.000 05/15/30 90,871
500,000 ONE Gas, Inc 4.250 09/01/32 486,007
100,000 ONE Gas, Inc 4.658 02/01/44 87,337
500,000 ONE Gas, Inc 4.500 11/01/48 419,844
1,000,000 ONEOK, Inc 5.650 09/01/34 1,017,234
1,000,000 ONEOK, Inc 5.400 10/15/35 993,394
1,000,000 ONEOK, Inc 5.450 06/01/47 901,713
2,000,000 Pacific Gas and Electric Co 4.550 07/01/30 1,972,892
3,000,000 Pacific Gas and Electric Co 2.500 02/01/31 2,688,615
2,000,000 Pacific Gas and Electric Co 3.250 06/01/31 1,844,678
1,000,000 Pacific Gas and Electric Co 4.400 03/01/32 963,146
500,000 Pacific Gas and Electric Co 5.900 06/15/32 517,714
1,000,000 Pacific Gas and Electric Co 5.050 10/15/32 993,500
500,000 Pacific Gas and Electric Co 6.150 01/15/33 522,799
1,500,000 Pacific Gas and Electric Co 6.400 06/15/33 1,591,968
1,000,000 Pacific Gas and Electric Co 6.950 03/15/34 1,095,145
750,000 Pacific Gas and Electric Co 5.800 05/15/34 768,517
750,000 Pacific Gas and Electric Co 5.700 03/01/35 760,240
1,000,000 Pacific Gas and Electric Co 6.000 08/15/35 1,033,156
1,000,000 Pacific Gas and Electric Co 5.200 05/01/36 974,628
750,000 Pacific Gas and Electric Co 4.500 07/01/40 640,005
1,000,000 Pacific Gas and Electric Co 3.300 08/01/40 747,862
1,500,000 Pacific Gas and Electric Co 4.200 06/01/41 1,208,743
1,200,000 Pacific Gas and Electric Co 4.950 07/01/50 994,052
1,800,000 Pacific Gas and Electric Co 3.500 08/01/50 1,190,145
1,000,000 Pacific Gas and Electric Co 5.250 03/01/52 850,894
400,000 Pacific Gas and Electric Co 6.700 04/01/53 414,034
1,500,000 Pacific Gas and Electric Co 5.900 10/01/54 1,397,773
1,000,000 Pacific Gas and Electric Co 6.150 03/01/55 966,149
1,000,000 Pacific Gas and Electric Co 6.100 10/15/55 960,524
1,000,000 Pacific Gas and Electric Co 6.000 05/01/56 949,035
500,000 PacifiCorp 3.500 06/15/29 481,244
500,000 PacifiCorp 2.700 09/15/30 455,688
1,000,000 PacifiCorp 5.300 02/15/31 1,013,522
1,000,000 PacifiCorp 5.100 04/15/31 1,002,534
1,000,000 PacifiCorp 5.450 04/15/33 1,003,205
1,000,000 PacifiCorp 5.800 04/15/36 1,008,014
850,000 PacifiCorp 6.000 01/15/39 844,180
300,000 PacifiCorp 4.125 01/15/49 219,926
1,300,000 PacifiCorp 4.150 02/15/50 949,363
250,000 PacifiCorp 3.300 03/15/51 155,681
1,000,000 PacifiCorp 2.900 06/15/52 568,802
750,000 PacifiCorp 5.350 12/01/53 643,100
775,000 PacifiCorp 5.500 05/15/54 679,282
1,000,000 PacifiCorp 5.800 01/15/55 913,497

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 1,000,000 (a) PECO Energy Co 4.900% 06/15/33 $ 1,006,440
2,000,000 PECO Energy Co 4.875 09/15/35 1,981,768
200,000 PECO Energy Co 4.150 10/01/44 163,811
200,000 PECO Energy Co 3.700 09/15/47 149,425
700,000 PECO Energy Co 3.900 03/01/48 534,735
125,000 PECO Energy Co 3.000 09/15/49 81,194
100,000 PECO Energy Co 2.800 06/15/50 61,813
475,000 PECO Energy Co 3.050 03/15/51 307,572
500,000 PECO Energy Co 4.600 05/15/52 420,319
500,000 PECO Energy Co 4.375 08/15/52 404,719
625,000 PECO Energy Co 5.250 09/15/54 579,270
867,887 PG&E Recovery Funding LLC 4.838 06/01/33 880,774
500,000 PG&E Recovery Funding LLC 5.256 01/15/38 514,200
1,000,000 PG&E Recovery Funding LLC 5.231 06/01/42 981,590
500,000 PG&E Recovery Funding LLC 5.536 07/15/47 494,292
1,000,000 PG&E Recovery Funding LLC 5.529 06/01/49 982,292
289,730 PG&E WILDFIRE RECOVERY 3.594 06/01/30 284,209
250,000 PG&E WILDFIRE RECOVERY 4.263 06/01/36 240,955
250,000 PG&E WILDFIRE RECOVERY 4.377 06/01/39 233,872
1,000,000 PG&E WILDFIRE RECOVERY 4.451 12/01/47 871,431
1,000,000 PG&E WILDFIRE RECOVERY 4.674 12/01/51 863,802
336,747 PG&E Wildfire Recovery Funding LLC 4.022 06/01/31 331,228
500,000 PG&E Wildfire Recovery Funding LLC 4.722 06/01/37 486,549
500,000 PG&E Wildfire Recovery Funding LLC 5.081 06/01/41 485,897
750,000 PG&E Wildfire Recovery Funding LLC 5.212 12/01/47 706,802
750,000 PG&E Wildfire Recovery Funding LLC 5.099 06/01/52 692,896
500,000 Piedmont Natural Gas Co, Inc 5.400 06/15/33 512,580
1,000,000 Piedmont Natural Gas Co, Inc 5.100 02/15/35 995,353
200,000 Piedmont Natural Gas Co, Inc 4.650 08/01/43 173,512
1,600,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 1,078,791
1,000,000 Piedmont Natural Gas Co, Inc 5.050 05/15/52 880,248
500,000 Pinnacle West Capital Corp 5.150 05/15/30 507,352
500,000 Potomac Electric Power Co 5.200 03/15/34 508,620
900,000 Potomac Electric Power Co 4.150 03/15/43 743,252
250,000 Potomac Electric Power Co 5.500 03/15/54 237,020
1,000,000 PPL Capital Funding, Inc 5.250 09/01/34 1,007,083
1,500,000 PPL Electric Utilities Corp 5.000 05/15/33 1,515,921
150,000 PPL Electric Utilities Corp 4.850 02/15/34 149,475
200,000 PPL Electric Utilities Corp 4.125 06/15/44 164,444
275,000 PPL Electric Utilities Corp 4.150 10/01/45 224,108
500,000 PPL Electric Utilities Corp 3.950 06/01/47 389,449
200,000 PPL Electric Utilities Corp 4.150 06/15/48 159,202
525,000 PPL Electric Utilities Corp 3.000 10/01/49 338,175
1,000,000 PPL Electric Utilities Corp 5.550 08/15/55 969,125
500,000 Public Service Co of Colorado 1.900 01/15/31 441,582
300,000 Public Service Co of Colorado 1.875 06/15/31 261,613
275,000 Public Service Co of Colorado 4.100 06/01/32 267,311
1,500,000 Public Service Co of Colorado 5.150 09/15/35 1,495,062
1,000,000 Public Service Co of Colorado 5.050 06/15/36 985,680
200,000 Public Service Co of Colorado 3.800 06/15/47 149,754
100,000 Public Service Co of Colorado 4.100 06/15/48 78,019
300,000 Public Service Co of Colorado 4.050 09/15/49 230,245
400,000 Public Service Co of Colorado 3.200 03/01/50 265,107
350,000 Public Service Co of Colorado 2.700 01/15/51 206,970
1,000,000 Public Service Co of Colorado 5.250 04/01/53 904,924
500,000 Public Service Co of Colorado 5.750 05/15/54 485,684
2,000,000 Public Service Co of Colorado 5.850 05/15/55 1,982,408
500,000 Public Service Co of Oklahoma 2.200 08/15/31 438,578
1,000,000 Public Service Co of Oklahoma 5.250 01/15/33 1,011,983
1,000,000 Public Service Co of Oklahoma 5.200 01/15/35 994,719
1,000,000 Public Service Co of Oklahoma 5.450 01/15/36 1,006,415
500,000 Public Service Co of Oklahoma 3.150 08/15/51 319,061

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 1,000,000 Public Service Electric and Gas Co 1.900% 08/15/31 $ 876,272
225,000 Public Service Electric and Gas Co 4.900 12/15/32 227,883
500,000 Public Service Electric and Gas Co 4.650 03/15/33 494,070
1,000,000 Public Service Electric and Gas Co 5.200 08/01/33 1,021,408
500,000 Public Service Electric and Gas Co 5.200 03/01/34 508,492
450,000 Public Service Electric and Gas Co 5.050 03/01/35 452,517
1,000,000 Public Service Electric and Gas Co 4.900 08/15/35 992,281
200,000 Public Service Electric and Gas Co 3.800 01/01/43 161,052
600,000 Public Service Electric and Gas Co 3.800 03/01/46 462,190
200,000 Public Service Electric and Gas Co 3.600 12/01/47 147,713
250,000 Public Service Electric and Gas Co 4.050 05/01/48 196,559
500,000 Public Service Electric and Gas Co 3.850 05/01/49 380,059
575,000 Public Service Electric and Gas Co 3.200 08/01/49 386,274
500,000 Public Service Electric and Gas Co 3.150 01/01/50 332,733
200,000 Public Service Electric and Gas Co 5.125 03/15/53 182,413
500,000 Public Service Electric and Gas Co 5.450 08/01/53 480,139
500,000 Public Service Electric and Gas Co 5.450 03/01/54 477,447
1,000,000 Public Service Electric and Gas Co 5.625 01/01/56 983,845
500,000 Public Service Enterprise Group, Inc 4.900 03/15/30 504,962
400,000 Public Service Enterprise Group, Inc 1.600 08/15/30 351,851
1,000,000 Public Service Enterprise Group, Inc 2.450 11/15/31 886,301
750,000 Public Service Enterprise Group, Inc 6.125 10/15/33 794,362
1,000,000 Public Service Enterprise Group, Inc 5.400 03/15/35 1,010,175
1,000,000 Puget Energy, Inc 4.100 06/15/30 969,109
1,000,000 Puget Energy, Inc 5.725 03/15/35 1,007,276
250,000 Puget Sound Energy, Inc 5.757 10/01/39 254,808
200,000 Puget Sound Energy, Inc 4.300 05/20/45 161,731
275,000 Puget Sound Energy, Inc 3.250 09/15/49 183,355
750,000 Puget Sound Energy, Inc 2.893 09/15/51 463,162
1,000,000 Puget Sound Energy, Inc 5.685 06/15/54 978,010
600,000 Puget Sound Energy, Inc 5.598 09/15/55 580,872
550,000 San Diego Gas & Electric Co 4.950 08/15/28 558,710
500,000 San Diego Gas & Electric Co 1.700 10/01/30 442,322
1,000,000 San Diego Gas & Electric Co 5.200 03/15/36 997,202
300,000 San Diego Gas & Electric Co 3.750 06/01/47 222,355
300,000 San Diego Gas & Electric Co 4.150 05/15/48 234,573
750,000 San Diego Gas & Electric Co 4.100 06/15/49 575,312
675,000 San Diego Gas & Electric Co 2.950 08/15/51 423,869
1,000,000 San Diego Gas & Electric Co 3.700 03/15/52 712,127
1,000,000 San Diego Gas & Electric Co 5.350 04/01/53 919,981
1,000,000 San Diego Gas & Electric Co 5.550 04/15/54 947,654
1,000,000 San Diego Gas & Electric Co 5.950 03/15/56 1,002,677
1,000,000 Sempra 5.500 08/01/33 1,029,782
825,000 Sempra 3.800 02/01/38 696,405
125,000 Sempra 6.000 10/15/39 127,578
850,000 Sempra 4.000 02/01/48 632,098
1,380,000 Sempra 4.125 04/01/52 1,342,063
1,000,000 Sempra 6.400 10/01/54 996,874
1,000,000 Sempra 6.875 10/01/54 1,010,767
300,000 Sempra 6.550 04/01/55 298,660
500,000 Sempra 6.625 04/01/55 499,984
450,000 Sempra 6.375 04/01/56 452,026
500,000 Sierra Pacific Power Co 5.900 03/15/54 492,837
1,000,000 Sierra Pacific Power Co 6.200 12/15/55 972,622
1,000,000 Sierra Pacific Power Co 6.375 09/15/56 991,828
600,000 Southern California Edison Co 2.850 08/01/29 565,605
500,000 Southern California Edison Co 5.250 03/15/30 507,523
1,500,000 Southern California Edison Co 2.500 06/01/31 1,339,718
1,000,000 Southern California Edison Co 5.450 06/01/31 1,022,945
500,000 Southern California Edison Co 2.750 02/01/32 445,916
750,000 Southern California Edison Co 5.950 11/01/32 788,570
1,000,000 Southern California Edison Co 4.800 03/15/33 982,138

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 500,000 Southern California Edison Co 5.450% 03/01/35 $ 501,863
185,000 Southern California Edison Co 6.050 03/15/39 187,814
300,000 Southern California Edison Co 4.500 09/01/40 257,611
825,000 Southern California Edison Co 4.650 10/01/43 689,934
450,000 Southern California Edison Co 3.600 02/01/45 319,727
1,675,000 Southern California Edison Co 4.125 03/01/48 1,253,647
1,500,000 Southern California Edison Co 2.950 02/01/51 899,562
1,000,000 Southern California Edison Co 3.650 06/01/51 685,383
500,000 Southern California Edison Co 3.450 02/01/52 327,192
1,000,000 Southern California Edison Co 5.700 03/01/53 918,039
500,000 Southern California Edison Co 5.875 12/01/53 472,825
1,500,000 Southern California Edison Co 5.750 04/15/54 1,392,264
750,000 Southern California Edison Co 5.900 03/01/55 714,857
500,000 Southern California Edison Co 6.200 09/15/55 495,856
500,000 Southern California Gas Co 2.550 02/01/30 467,972
1,000,000 Southern California Gas Co 5.200 06/01/33 1,017,529
500,000 Southern California Gas Co 5.050 09/01/34 502,018
500,000 Southern California Gas Co 5.450 06/15/35 511,636
150,000 Southern California Gas Co 3.750 09/15/42 116,418
500,000 Southern California Gas Co 4.125 06/01/48 386,245
300,000 Southern California Gas Co 4.300 01/15/49 237,868
500,000 Southern California Gas Co 3.950 02/15/50 372,173
500,000 Southern California Gas Co 6.350 11/15/52 526,175
1,000,000 Southern California Gas Co 5.750 06/01/53 972,934
1,000,000 Southern California Gas Co 5.600 04/01/54 953,175
500,000 Southern California Gas Co 6.000 06/15/55 500,439
500,000 Southern Co 1.750 03/15/28 475,712
2,500,000 Southern Co 3.700 04/30/30 2,418,728
1,000,000 Southern Co 5.200 06/15/33 1,010,019
1,250,000 Southern Co 5.700 03/15/34 1,295,290
1,000,000 Southern Co 4.850 03/15/35 972,801
400,000 Southern Co 4.250 07/01/36 367,390
800,000 Southern Co 4.400 07/01/46 658,489
1,000,000 Southern Co 6.375 03/15/55 1,028,545
1,000,000 Southern Co 6.000 04/01/58 1,005,012
500,000 Southern Co Gas Capital Corp 1.750 01/15/31 438,581
1,000,000 Southern Co Gas Capital Corp 5.750 09/15/33 1,039,249
1,000,000 Southern Co Gas Capital Corp 4.950 09/15/34 985,541
1,000,000 Southern Co Gas Capital Corp 5.100 09/15/35 986,966
275,000 Southern Co Gas Capital Corp 4.400 06/01/43 230,504
100,000 Southern Co Gas Capital Corp 3.950 10/01/46 76,172
900,000 Southern Co Gas Capital Corp 4.400 05/30/47 733,950
175,000 Southern Co Gas Capital Corp 3.150 09/30/51 112,124
1,000,000 Southern Power Co 4.250 10/01/30 987,092
1,000,000 Southern Power Co 4.900 10/01/35 967,097
300,000 Southern Power Co 4.950 12/15/46 261,526
500,000 Southwest Gas Corp 5.800 12/01/27 511,169
500,000 Southwest Gas Corp 5.450 03/23/28 509,169
150,000 Southwest Gas Corp 3.700 04/01/28 148,255
100,000 Southwest Gas Corp 2.200 06/15/30 90,962
500,000 Southwest Gas Corp 4.050 03/15/32 477,467
100,000 Southwest Gas Corp 3.800 09/29/46 75,156
500,000 Southwest Gas Corp 4.150 06/01/49 383,637
250,000 Southwest Gas Corp 3.180 08/15/51 161,478
675,000 Southwestern Electric Power Co 4.100 09/15/28 670,338
1,000,000 Southwestern Electric Power Co 5.300 04/01/33 1,014,024
500,000 Southwestern Electric Power Co 5.200 04/01/36 491,675
750,000 Southwestern Electric Power Co 3.850 02/01/48 546,960
500,000 Southwestern Electric Power Co 5.900 04/01/56 486,578
500,000 Southwestern Public Service Co 5.300 05/15/35 501,543
600,000 Southwestern Public Service Co 4.500 08/15/41 523,960
300,000 Southwestern Public Service Co 3.400 08/15/46 211,285

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 225,000 Southwestern Public Service Co 3.700% 08/15/47 $ 165,410
200,000 Southwestern Public Service Co 4.400 11/15/48 162,069
750,000 Southwestern Public Service Co 3.750 06/15/49 540,151
650,000 Southwestern Public Service Co 3.150 05/01/50 419,305
475,000 Southwestern Public Service Co 6.000 06/01/54 478,517
500,000 Spire Missouri, Inc 4.800 02/15/33 499,050
500,000 Spire Missouri, Inc 3.300 06/01/51 334,324
1,000,000 Spire, Inc 4.600 09/01/31 988,138
500,000 Spire, Inc 6.250 06/01/56 494,424
500,000 Spire, Inc 6.450 06/01/56 498,698
1,000,000 System Energy Resources, Inc 5.300 12/15/34 997,378
1,000,000 Tampa Electric Co 5.150 03/01/35 1,002,874
100,000 Tampa Electric Co 4.100 06/15/42 82,779
175,000 Tampa Electric Co 4.350 05/15/44 146,200
200,000 Tampa Electric Co 4.300 06/15/48 161,228
200,000 Tampa Electric Co 4.450 06/15/49 162,997
575,000 Tampa Electric Co 3.625 06/15/50 410,372
925,000 Tampa Electric Co 3.450 03/15/51 639,918
475,000 (b) Transcontinental Gas Pipe Line Co LLC 5.100 03/15/36 470,807
500,000 Tucson Electric Power Co 5.200 09/15/34 502,831
200,000 Tucson Electric Power Co 4.850 12/01/48 172,548
500,000 Tucson Electric Power Co 3.250 05/01/51 325,517
500,000 Tucson Electric Power Co 5.500 04/15/53 466,530
1,000,000 Tucson Electric Power Co 5.900 04/15/55 989,959
300,000 Union Electric Co 3.500 03/15/29 293,267
500,000 Union Electric Co 2.950 03/15/30 473,608
1,000,000 Union Electric Co 5.200 04/01/34 1,015,874
1,000,000 Union Electric Co 5.250 04/15/35 1,011,288
500,000 Union Electric Co 4.800 03/15/36 488,025
100,000 Union Electric Co 8.450 03/15/39 127,019
100,000 Union Electric Co 3.900 09/15/42 80,852
100,000 Union Electric Co 3.650 04/15/45 75,858
325,000 Union Electric Co 5.450 03/15/53 307,178
500,000 Union Electric Co 5.250 01/15/54 459,717
825,000 Union Electric Co 5.125 03/15/55 747,541
275,000 Union Electric Co 5.550 03/15/56 265,129
100,000 United Utilities plc 6.875 08/15/28 105,079
1,000,000 Virginia Electric and Power Co 2.300 11/15/31 884,348
1,000,000 Virginia Electric and Power Co 2.400 03/30/32 881,675
750,000 Virginia Electric and Power Co 5.000 04/01/33 754,324
1,000,000 Virginia Electric and Power Co 5.300 08/15/33 1,022,917
500,000 Virginia Electric and Power Co 5.000 01/15/34 498,356
500,000 Virginia Electric and Power Co 5.050 08/15/34 499,319
500,000 Virginia Electric and Power Co 5.150 03/15/35 499,005
1,000,000 Virginia Electric and Power Co 4.950 03/15/36 974,793
250,000 Virginia Electric and Power Co 4.650 08/15/43 217,104
400,000 Virginia Electric and Power Co 4.450 02/15/44 335,615
200,000 Virginia Electric and Power Co 4.200 05/15/45 160,267
1,100,000 Virginia Electric and Power Co 4.000 11/15/46 846,582
700,000 Virginia Electric and Power Co 3.800 09/15/47 521,752
500,000 Virginia Electric and Power Co 3.300 12/01/49 335,461
500,000 Virginia Electric and Power Co 4.625 05/15/52 411,728
750,000 Virginia Electric and Power Co 5.450 04/01/53 702,252
1,000,000 Virginia Electric and Power Co 5.700 08/15/53 968,113
1,000,000 Virginia Electric and Power Co 5.350 01/15/54 921,122
200,000 Virginia Electric and Power Co 5.550 08/15/54 189,015
500,000 Virginia Electric and Power Co 5.650 03/15/55 478,642
800,000 Virginia Electric and Power Co 5.600 09/15/55 761,346
1,000,000 Virginia Electric and Power Co 5.700 03/15/56 964,606
235,679 Virginia Power Fuel Securitization LLC 5.088 05/01/27 236,805
1,000,000 Virginia Power Fuel Securitization LLC 4.877 05/01/31 1,010,785
200,000 Washington Gas Light Co 3.796 09/15/46 151,569

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 700,000 Washington Gas Light Co 3.650% 09/15/49 $ 490,961
500,000 WEC Energy Group, Inc 1.375 10/15/27 477,484
172,000 WEC Energy Group, Inc 1.800 10/15/30 151,334
350,000 WEC Energy Group, Inc 5.625 05/15/56 342,940
425,000 Western Midstream Operating LP 5.500 12/15/35 417,959
725,000 Williams Cos, Inc 5.600 03/15/35 740,915
1,000,000 Williams Cos, Inc 5.150 03/15/36 985,113
1,000,000 Williams Cos, Inc 5.950 03/15/56 984,185
575,000 Wisconsin Electric Power Co 4.750 09/30/32 577,396
200,000 Wisconsin Electric Power Co 5.625 05/15/33 210,452
1,000,000 Wisconsin Electric Power Co 4.600 10/01/34 985,086
200,000 Wisconsin Electric Power Co 4.300 10/15/48 162,404
425,000 Wisconsin Electric Power Co 5.050 10/01/54 381,720
325,000 Wisconsin Electric Power Co 5.650 03/15/56 318,486
500,000 Wisconsin Power and Light Co 3.000 07/01/29 478,820
500,000 Wisconsin Power and Light Co 3.950 09/01/32 476,433
150,000 Wisconsin Power and Light Co 4.950 04/01/33 150,518
500,000 Wisconsin Power and Light Co 5.375 03/30/34 507,562
225,000 Wisconsin Power and Light Co 3.650 04/01/50 160,741
600,000 Wisconsin Power and Light Co 5.700 12/15/55 581,383
750,000 Wisconsin Public Service Corp 4.550 12/01/29 752,863
675,000 Wisconsin Public Service Corp 4.250 01/15/31 667,288
200,000 Wisconsin Public Service Corp 4.752 11/01/44 175,754
300,000 Wisconsin Public Service Corp 3.300 09/01/49 205,199
550,000 Wisconsin Public Service Corp 2.850 12/01/51 335,636
500,000 Xcel Energy, Inc 2.350 11/15/31 440,484
500,000 Xcel Energy, Inc 5.450 08/15/33 510,366
500,000 Xcel Energy, Inc 5.600 04/15/35 508,127
500,000 Xcel Energy, Inc 3.500 12/01/49 348,793
1,500,000 Xcel Energy, Inc 5.750 12/03/56 1,464,267
1,000,000 Zions Bancorp NA 4.704 08/18/28 991,097
350,000 Zions Bancorp NA 6.816 11/19/35 359,495
TOTAL UTILITIES 559,181,306
TOTAL CORPORATE BONDS
(Cost $5,820,381,466) 5,428,319,498
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 71.1%
AGENCY SECURITIES - 0.3%
4,200,000 Federal Farm Credit Banks Funding Corp 3.750 08/16/27 4,200,881
5,000,000 Federal Farm Credit Banks Funding Corp 1.650 07/23/35 3,915,834
1,000,000 Federal Home Loan Banks 3.500 09/09/27 996,525
10,000,000 (a) Federal Home Loan Banks 4.000 06/30/28 10,055,163
13,875,000 Federal Home Loan Banks 3.250 11/16/28 13,679,219
3,000,000 Federal National Mortgage Association 0.750 10/08/27 2,864,925
10,000,000 Federal National Mortgage Association 0.875 08/05/30 8,788,870
5,000,000 Federal National Mortgage Association 6.625 11/15/30 5,557,592
1,000,000 Federal National Mortgage Association 5.625 07/15/37 1,088,417
1,000,000 Private Export Funding Corp 3.900 10/15/27 1,000,227
1,000,000 (a) Tennessee Valley Authority 3.875 03/15/28 1,001,063
5,000,000 Tennessee Valley Authority 3.875 08/01/30 4,984,249
2,000,000 Tennessee Valley Authority 1.500 09/15/31 1,749,675
1,500,000 Tennessee Valley Authority 4.375 08/01/34 1,506,582
1,000,000 Tennessee Valley Authority 4.875 05/15/35 1,027,674
500,000 Tennessee Valley Authority 5.880 04/01/36 554,289
500,000 Tennessee Valley Authority 5.500 06/15/38 538,276
4,300,000 Tennessee Valley Authority 3.500 12/15/42 3,580,276
750,000 Tennessee Valley Authority 4.250 09/15/52 633,042
1,000,000 Tennessee Valley Authority 5.250 02/01/55 984,511
1,750,000 Tennessee Valley Authority 4.625 09/15/60 1,541,166

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 300,000 Tennessee Valley Authority 4.250% 09/15/65 $ 246,769
TOTAL AGENCY SECURITIES 70,495,225
FOREIGN GOVERNMENT BONDS - 2.5%
4,000,000 African Development Bank 3.500 09/18/29 3,949,302
1,000,000 Asian Development Bank 3.750 04/25/28 998,944
2,500,000 Asian Development Bank 1.250 06/09/28 2,366,635
75,000 Asian Development Bank 5.820 06/16/28 77,820
4,000,000 Asian Development Bank 4.500 08/25/28 4,061,142
2,575,000 Asian Development Bank 3.125 09/26/28 2,533,412
2,000,000 Asian Development Bank 1.750 09/19/29 1,863,967
3,500,000 Asian Development Bank 1.875 01/24/30 3,251,762
1,000,000 Asian Development Bank 0.750 10/08/30 869,031
2,000,000 Asian Development Bank 1.500 03/04/31 1,780,461
500,000 Asian Development Bank 3.125 04/27/32 474,094
2,400,000 Asian Development Bank 3.875 09/28/32 2,364,349
2,000,000 (a) Asian Development Bank 4.000 01/12/33 1,981,245
1,000,000 Asian Development Bank 3.875 06/14/33 980,466
2,000,000 Asian Development Bank 4.125 01/12/34 1,985,778
1,000,000 Asian Infrastructure Investment Bank 4.125 01/18/29 1,006,998
4,000,000 Asian Infrastructure Investment Bank 4.250 03/13/34 3,999,205
3,500,000 Canada Government International Bond 4.625 04/30/29 3,578,907
3,600,000 Canada Government International Bond 4.000 03/18/30 3,614,978
1,000,000 Chile Government International Bond 4.350 04/13/31 980,700
3,500,000 Chile Government International Bond 2.550 01/27/32 3,095,610
2,600,000 Chile Government International Bond 3.500 01/31/34 2,343,250
2,408,529 Chile Government International Bond 4.950 01/05/36 2,379,169
2,000,000 Chile Government International Bond 5.650 01/13/37 2,072,800
1,700,000 Chile Government International Bond 3.100 05/07/41 1,286,237
1,000,000 Chile Government International Bond 4.340 03/07/42 874,500
2,613,000 Chile Government International Bond 3.500 01/25/50 1,865,290
1,500,000 Chile Government International Bond 3.500 04/15/53 1,046,700
1,500,000 Chile Government International Bond 5.330 01/05/54 1,414,500
2,500,000 Chile Government International Bond 3.100 01/22/61 1,538,250
750,000 Chile Government International Bond 3.250 09/21/71 463,635
1,500,000 Council Of Europe Development Bank 3.625 01/26/28 1,493,754
3,430,000 European Bank for Reconstruction & Development 4.125 01/25/29 3,454,560
2,000,000 European Bank for Reconstruction & Development 4.250 03/13/34 1,998,787
4,000,000 European Investment Bank 4.500 10/16/28 4,065,522
4,550,000 European Investment Bank 4.000 02/15/29 4,570,823
4,500,000 European Investment Bank 4.750 06/15/29 4,622,387
550,000 European Investment Bank 1.625 10/09/29 509,730
1,000,000 European Investment Bank 0.875 05/17/30 885,476
2,000,000 European Investment Bank 3.625 07/15/30 1,977,206
2,000,000 European Investment Bank 0.750 09/23/30 1,742,201
2,500,000 European Investment Bank 1.250 02/14/31 2,203,276
3,000,000 European Investment Bank 4.375 10/10/31 3,051,250
3,660,000 European Investment Bank 3.750 02/14/33 3,571,708
6,870,000 European Investment Bank 4.125 02/13/34 6,826,011
1,705,000 European Investment Bank 4.875 02/15/36 1,773,914
1,000,000 Export Development Canada 3.750 09/07/27 998,373
2,700,000 Export Development Canada 3.875 02/14/28 2,700,928
3,000,000 Export Development Canada 4.125 02/13/29 3,020,850
2,850,000 Export Development Canada 4.000 06/20/30 2,855,386
2,500,000 Export Development Canada 4.750 06/05/34 2,581,550
750,000 Export-Import Bank of Korea 1.125 12/29/26 733,876
1,000,000 Export-Import Bank of Korea 4.250 09/15/27 1,002,629
1,000,000 Export-Import Bank of Korea 4.125 10/17/27 1,001,004
1,500,000 Export-Import Bank of Korea 5.000 01/11/28 1,524,020
1,000,000 Export-Import Bank of Korea 4.625 01/14/28 1,009,395
1,500,000 Export-Import Bank of Korea 5.125 09/18/28 1,537,147
500,000 Export-Import Bank of Korea 4.875 01/14/30 512,163
1,000,000 Export-Import Bank of Korea 1.250 09/21/30 881,899

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Export-Import Bank of Korea 1.375% 02/09/31 $ 876,379
1,000,000 Export-Import Bank of Korea 2.125 01/18/32 888,922
485,000 Export-Import Bank of Korea 4.500 09/15/32 489,523
1,500,000 Export-Import Bank of Korea 5.125 01/11/33 1,557,680
1,500,000 Export-Import Bank of Korea 5.125 09/18/33 1,563,111
1,000,000 Export-Import Bank of Korea 4.625 01/11/34 1,005,514
500,000 Export-Import Bank of Korea 5.250 01/14/35 522,981
1,000,000 Export-Import Bank of Korea 4.375 01/13/36 976,816
1,000,000 Export-Import Bank of Korea 2.500 06/29/41 732,387
1,250,000 Hungary Government International Bond 7.625 03/29/41 1,415,344
200,000 Hydro-Quebec 8.500 12/01/29 227,313
1,250,000 Indonesia Government International Bond 3.400 09/18/29 1,200,169
1,000,000 Indonesia Government International Bond 5.250 01/15/30 1,012,226
1,000,000 Indonesia Government International Bond 2.850 02/14/30 929,132
675,000 Indonesia Government International Bond 3.850 10/15/30 646,595
1,000,000 Indonesia Government International Bond 4.350 02/21/31 975,435
1,500,000 Indonesia Government International Bond 1.850 03/12/31 1,300,517
1,500,000 Indonesia Government International Bond 2.150 07/28/31 1,306,844
300,000 Indonesia Government International Bond 3.550 03/31/32 277,792
1,000,000 Indonesia Government International Bond 4.650 09/20/32 978,910
1,275,000 Indonesia Government International Bond 4.850 01/11/33 1,251,200
1,000,000 Indonesia Government International Bond 4.700 02/10/34 964,129
1,000,000 Indonesia Government International Bond 4.750 09/10/34 961,193
1,775,000 Indonesia Government International Bond 5.600 01/15/35 1,805,957
500,000 Indonesia Government International Bond 4.950 02/21/36 481,234
875,000 Indonesia Government International Bond 4.350 01/11/48 704,564
1,125,000 Indonesia Government International Bond 5.350 02/11/49 1,063,255
1,000,000 Indonesia Government International Bond 3.700 10/30/49 715,456
1,000,000 Indonesia Government International Bond 3.500 02/14/50 690,791
1,250,000 Indonesia Government International Bond 4.200 10/15/50 967,530
485,000 Indonesia Government International Bond 4.300 03/31/52 379,380
500,000 Indonesia Government International Bond 5.450 09/20/52 466,146
1,500,000 Indonesia Government International Bond 5.650 01/11/53 1,438,712
1,000,000 Indonesia Government International Bond 5.100 02/10/54 902,632
1,000,000 Indonesia Government International Bond 5.150 09/10/54 899,379
500,000 Indonesia Government International Bond 5.475 02/21/56 465,850
1,000,000 Indonesia Government International Bond 3.200 09/23/61 597,950
500,000 Indonesia Government International Bond 4.450 04/15/70 383,470
1,750,000 Indonesia Government International Bond 3.350 03/12/71 1,049,541
1,000,000 Inter-American Development Bank 2.375 07/07/27 982,200
3,000,000 Inter-American Development Bank 4.000 01/12/28 3,009,977
4,000,000 Inter-American Development Bank 1.125 07/20/28 3,764,302
2,000,000 Inter-American Development Bank 3.125 09/18/28 1,967,462
3,000,000 Inter-American Development Bank 2.250 06/18/29 2,855,656
2,000,000 Inter-American Development Bank 3.500 09/14/29 1,975,654
3,000,000 Inter-American Development Bank 1.125 01/13/31 2,632,745
2,000,000 Inter-American Development Bank 4.500 09/13/33 2,035,696
5,000,000 Inter-American Development Bank 4.375 07/17/34 5,035,514
1,450,000 Inter-American Development Bank 3.200 08/07/42 1,167,413
300,000 Inter-American Development Bank 4.375 01/24/44 277,108
750,000 Inter-American Investment Corp 4.750 09/19/28 764,786
5,000,000 International Bank for Reconstruction & Development 4.625 08/01/28 5,088,873
6,000,000 International Bank for Reconstruction & Development 3.875 02/14/30 5,995,488
5,000,000 International Bank for Reconstruction & Development 0.875 05/14/30 4,427,102
5,992,000 International Bank for Reconstruction & Development 4.000 07/25/30 6,007,724
3,000,000 International Bank for Reconstruction & Development 0.750 08/26/30 2,617,418
5,000,000 International Bank for Reconstruction & Development 1.250 02/10/31 4,405,422
5,000,000 International Bank for Reconstruction & Development 1.625 11/03/31 4,401,033
3,000,000 International Bank for Reconstruction & Development 2.500 03/29/32 2,751,755
1,000,000 (a) International Bank for Reconstruction & Development 4.750 11/14/33 1,034,425
834,000 International Bank for Reconstruction & Development 4.750 02/15/35 858,976
5,000,000 International Finance Corp 0.750 08/27/30 4,359,329

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 600,000 Israel Government International Bond 2.750% 07/03/30 $ 549,370
1,915,000 Israel Government International Bond 4.500 01/17/33 1,838,679
1,500,000 Israel Government International Bond 5.500 03/12/34 1,518,894
8,000,000 Israel Government International Bond 5.625 02/19/35 8,134,839
1,500,000 Israel Government International Bond 4.500 01/30/43 1,266,894
200,000 Israel Government International Bond 4.125 01/17/48 150,507
2,050,000 Israel Government International Bond 3.375 01/15/50 1,322,077
1,800,000 Israel Government International Bond 3.875 07/03/50 1,265,207
2,000,000 (a) Israel Government International Bond 5.750 03/12/54 1,858,985
300,000 Israel Government International Bond 4.500 04/03/20 213,505
125,000 Japan Bank for International Cooperation 4.625 07/22/27 125,974
2,140,000 Japan Bank for International Cooperation 3.875 07/03/28 2,133,995
1,000,000 Japan Bank for International Cooperation 4.625 07/19/28 1,013,519
1,000,000 Japan Bank for International Cooperation 4.875 10/18/28 1,020,418
750,000 Japan Bank for International Cooperation 3.500 10/31/28 740,726
2,000,000 Japan Bank for International Cooperation 2.125 02/16/29 1,897,176
1,000,000 Japan Bank for International Cooperation 2.000 10/17/29 931,729
1,500,000 Japan Bank for International Cooperation 1.250 01/21/31 1,312,004
1,200,000 Japan Bank for International Cooperation 4.375 01/24/31 1,211,248
3,000,000 Japan Bank for International Cooperation 1.875 04/15/31 2,679,687
1,000,000 Japan Bank for International Cooperation 4.625 04/17/34 1,009,898
1,000,000 Japan Bank for International Cooperation 4.375 01/23/36 981,197
1,000,000 Japan International Cooperation Agency 4.000 05/23/28 998,063
700,000 Japan International Cooperation Agency 3.375 06/12/28 689,537
230,000 Japan International Cooperation Agency 4.250 05/22/30 230,475
2,000,000 Japan International Cooperation Agency 1.000 07/22/30 1,751,399
1,500,000 Japan International Cooperation Agency 1.750 04/28/31 1,332,465
1,000,000 Korea Development Bank 2.250 02/24/27 984,348
2,000,000 Korea Development Bank 4.125 10/16/27 2,001,129
1,000,000 Korea Development Bank 4.625 02/03/28 1,010,079
1,000,000 Korea Development Bank 5.375 10/23/28 1,031,229
2,000,000 Korea Development Bank 4.500 02/15/29 2,023,580
1,000,000 Korea Development Bank 4.875 02/03/30 1,023,994
1,000,000 Korea Development Bank 3.750 09/16/30 982,556
1,000,000 Korea Development Bank 1.625 01/19/31 889,255
1,000,000 Korea Development Bank 5.625 10/23/33 1,074,048
1,500,000 Korea International Bond 2.750 01/19/27 1,485,270
2,500,000 Korea International Bond 4.500 07/03/29 2,533,486
1,400,000 (a) Korea International Bond 4.125 06/10/44 1,254,680
500,000 Korea International Bond 3.875 09/20/48 421,597
5,500,000 Kreditanstalt fuer Wiederaufbau 3.750 02/15/28 5,496,989
7,750,000 Kreditanstalt fuer Wiederaufbau 2.875 04/03/28 7,611,941
2,000,000 Kreditanstalt fuer Wiederaufbau 3.875 06/15/28 2,002,892
1,000,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 932,543
4,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 3,505,319
3,000,000 Mexico Government International Bond 5.375 03/22/33 2,929,500
7,635,000 Mexico Government International Bond 4.875 05/19/33 7,224,619
2,000,000 Mexico Government International Bond 3.500 02/12/34 1,703,000
2,500,000 Mexico Government International Bond 5.625 09/22/35 2,418,750
5,150,000 Mexico Government International Bond 6.000 05/07/36 5,114,723
2,000,000 Mexico Government International Bond 6.875 05/13/37 2,095,000
14,493,000 Mexico Government International Bond 6.625 01/29/38 14,768,367
3,000,000 Mexico Government International Bond 6.125 02/09/38 2,923,500
1,000,000 Mexico Government International Bond 5.000 04/27/51 780,950
14,196,000 Mexico Government International Bond 6.338 05/04/53 13,191,633
2,575,000 Mexico Government International Bond 6.400 05/07/54 2,408,526
1,750,000 Mexico Government International Bond 7.375 05/13/55 1,838,025
2,000,000 Mexico Government International Bond 6.750 02/09/56 1,941,200
2,936,000 Mexico Government International Bond 3.771 05/24/61 1,752,058
3,000,000 Mexico Government International Bond 3.750 04/19/71 1,726,500
950,000 Mexico Government International Bond 5.750 10/12/10 771,258
3,000,000 Nordic Investment Bank 4.250 02/28/29 3,032,307

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,000,000 Oriental Republic of Uruguay 5.250% 09/10/60 $ 1,813,600
2,500,000 Panama Government International Bond 2.252 09/29/32 2,053,000
2,500,000 Panama Government International Bond 3.298 01/19/33 2,177,250
1,500,000 Panama Government International Bond 5.227 02/23/34 1,446,000
2,500,000 Panama Government International Bond 6.400 02/14/35 2,594,550
692,000 Panama Government International Bond 6.700 01/26/36 728,960
1,000,000 Panama Government International Bond 6.875 01/31/36 1,062,270
1,500,000 Panama Government International Bond 5.662 02/23/38 1,439,025
879,000 Panama Government International Bond 8.000 03/01/38 1,006,323
1,500,000 Panama Government International Bond 6.853 03/28/54 1,538,280
1,000,000 Panama Government International Bond 7.875 03/01/57 1,159,290
1,250,000 Panama Government International Bond 4.500 01/19/63 912,813
990,000 Peruvian Government International Bond 3.000 01/15/34 844,817
415,000 Peruvian Government International Bond 5.375 02/08/35 413,776
3,845,000 Peruvian Government International Bond 5.500 03/30/36 3,831,158
1,100,000 Peruvian Government International Bond 6.550 03/14/37 1,187,175
1,000,000 Peruvian Government International Bond 3.300 03/11/41 753,400
1,850,000 Peruvian Government International Bond 5.625 11/18/50 1,756,945
2,000,000 Peruvian Government International Bond 3.550 03/10/51 1,353,100
2,520,000 Peruvian Government International Bond 5.875 08/08/54 2,426,130
2,000,000 Peruvian Government International Bond 6.200 06/30/55 2,005,600
1,500,000 Peruvian Government International Bond 2.780 12/01/60 789,525
1,500,000 Peruvian Government International Bond 3.600 01/15/72 921,300
1,000,000 Peruvian Government International Bond 3.230 07/28/21 533,250
1,875,000 Philippine Government International Bond 3.750 01/14/29 1,839,000
2,000,000 Philippine Government International Bond 1.648 06/10/31 1,715,433
1,000,000 Philippine Government International Bond 4.250 07/27/31 977,808
2,000,000 (a) Philippine Government International Bond 1.950 01/06/32 1,709,122
1,000,000 Philippine Government International Bond 3.556 09/29/32 924,146
1,000,000 Philippine Government International Bond 5.609 04/13/33 1,030,238
1,500,000 Philippine Government International Bond 5.000 07/17/33 1,489,713
1,500,000 Philippine Government International Bond 5.250 05/14/34 1,502,718
1,500,000 Philippine Government International Bond 5.500 02/04/35 1,519,507
1,000,000 Philippine Government International Bond 4.750 03/05/35 961,633
4,083,000 Philippine Government International Bond 3.950 01/20/40 3,430,385
300,000 Philippine Government International Bond 3.700 03/01/41 239,899
3,793,000 Philippine Government International Bond 3.700 02/02/42 3,015,712
1,500,000 Philippine Government International Bond 2.950 05/05/45 1,000,880
1,500,000 Philippine Government International Bond 2.650 12/10/45 943,153
325,000 Philippine Government International Bond 4.200 03/29/47 259,142
1,000,000 Philippine Government International Bond 5.950 10/13/47 1,011,258
1,000,000 Philippine Government International Bond 5.500 01/17/48 959,546
1,500,000 Philippine Government International Bond 5.600 05/14/49 1,446,545
1,000,000 Philippine Government International Bond 5.175 09/05/49 909,175
1,500,000 Philippine Government International Bond 5.900 02/04/50 1,501,701
1,000,000 Province of Alberta Canada 4.500 06/26/29 1,016,236
2,000,000 Province of Alberta Canada 1.300 07/22/30 1,784,434
1,000,000 Province of Alberta Canada 4.500 01/24/34 1,003,344
1,500,000 Province of Alberta Canada 4.300 11/02/35 1,468,504
1,000,000 Province of British Columbia Canada 4.800 11/15/28 1,021,319
3,500,000 Province of British Columbia Canada 4.900 04/24/29 3,594,099
1,000,000 (a) Province of British Columbia Canada 3.900 08/27/30 994,221
1,500,000 Province of British Columbia Canada 1.300 01/29/31 1,317,074
850,000 Province of British Columbia Canada 4.200 07/06/33 837,753
3,000,000 Province of British Columbia Canada 4.750 06/12/34 3,048,155
3,000,000 Province of British Columbia Canada 4.800 06/11/35 3,048,597
1,000,000 Province of Manitoba Canada 1.500 10/25/28 940,566
1,000,000 Province of Manitoba Canada 4.300 07/27/33 990,308
1,000,000 Province of Manitoba Canada 4.900 05/31/34 1,024,577
500,000 Province of New Brunswick Canada 3.625 02/24/28 496,887
2,000,000 Province of Ontario Canada 2.000 10/02/29 1,871,373
1,500,000 Province of Ontario Canada 4.700 01/15/30 1,536,117

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 3,000,000 Province of Ontario Canada 3.900% 09/04/30 $ 2,982,148
1,000,000 Province of Ontario Canada 1.125 10/07/30 879,676
3,000,000 Province of Ontario Canada 1.600 02/25/31 2,669,441
1,500,000 Province of Ontario Canada 1.800 10/14/31 1,324,940
1,500,000 Province of Ontario Canada 2.125 01/21/32 1,337,679
2,000,000 Province of Ontario Canada 5.050 04/24/34 2,078,081
1,375,000 Province of Ontario Canada 4.850 06/11/35 1,406,623
3,000,000 Province of Ontario Canada 4.450 11/20/35 2,970,410
3,000,000 Province of Quebec Canada 3.625 04/13/28 2,982,522
1,000,000 Province of Quebec Canada 4.500 04/03/29 1,015,220
1,500,000 Province of Quebec Canada 1.350 05/28/30 1,346,825
1,000,000 Province of Quebec Canada 3.875 01/14/31 991,281
3,000,000 Province of Quebec Canada 1.900 04/21/31 2,695,484
2,000,000 Province of Quebec Canada 4.500 09/08/33 2,007,300
1,000,000 Province of Quebec Canada 4.250 09/05/34 981,089
2,000,000 Province of Quebec Canada 4.625 08/28/35 2,005,133
1,000,000 Province of Saskatchewan Canada 4.650 01/28/30 1,018,988
1,500,000 Republic of Italy Government International Bond 2.875 10/17/29 1,433,895
1,599,000 Republic of Italy Government International Bond 5.375 06/15/33 1,670,476
2,000,000 Republic of Italy Government International Bond 4.000 10/17/49 1,522,072
3,750,000 Republic of Italy Government International Bond 3.875 05/06/51 2,739,179
1,500,000 Republic of Poland Government International Bond 4.625 03/18/29 1,516,666
850,000 Republic of Poland Government International Bond 5.750 11/16/32 892,909
2,000,000 Republic of Poland Government International Bond 4.875 10/04/33 1,998,671
2,900,000 Republic of Poland Government International Bond 5.125 09/18/34 2,914,250
4,000,000 Republic of Poland Government International Bond 5.375 02/12/35 4,072,445
1,050,000 Republic of Poland Government International Bond 5.500 04/04/53 971,926
4,150,000 Republic of Poland Government International Bond 5.500 03/18/54 3,833,653
3,000,000 Svensk Exportkredit AB 3.750 09/13/27 2,993,123
1,500,000 Svensk Exportkredit AB 4.125 06/14/28 1,506,257
1,000,000 Svensk Exportkredit AB 4.250 02/01/29 1,008,834
1,000,000 Svensk Exportkredit AB 3.625 03/12/29 992,489
2,000,000 (a) Svensk Exportkredit AB 3.750 07/29/30 1,980,257
1,000,000 Svensk Exportkredit AB 4.875 10/04/30 1,034,166
175 Uruguay Government International Bond 4.375 01/23/31 174
2,957,660 Uruguay Government International Bond 5.750 10/28/34 3,087,206
2,801,913 Uruguay Government International Bond 5.442 02/14/37 2,858,372
2,063,907 Uruguay Government International Bond 5.100 06/18/50 1,890,848
2,425,000 Uruguay Government International Bond 4.975 04/20/55 2,143,458
TOTAL FOREIGN GOVERNMENT BONDS 531,638,278
MORTGAGE BACKED - 23.8%
47,135,692 Fannie Mae 2.000 02/01/52 38,150,611
1,566 Fannie Mae Pool 4.000 06/01/26 1,561
393 Fannie Mae Pool 3.500 08/01/26 391
2,576 Fannie Mae Pool 3.500 09/01/26 2,567
379 Fannie Mae Pool 4.000 09/01/26 378
4,974 Fannie Mae Pool 3.500 10/01/26 4,955
69 Fannie Mae Pool 6.000 10/01/26 71
8,144 Fannie Mae Pool 3.000 11/01/26 8,103
9,143 Fannie Mae Pool 3.000 12/01/26 9,094
26,371 Fannie Mae Pool 3.000 01/01/27 26,217
3,223 Fannie Mae Pool 4.000 01/01/27 3,213
23,150 Fannie Mae Pool 3.500 02/01/27 23,042
53,072 Fannie Mae Pool 3.000 04/01/27 52,718
29,251 Fannie Mae Pool 3.000 04/01/27 29,044
18,592 Fannie Mae Pool 3.500 05/01/27 18,489
25,446 Fannie Mae Pool 2.500 06/01/27 25,201
83,026 Fannie Mae Pool 3.000 06/01/27 82,304
28,537 Fannie Mae Pool 2.500 07/01/27 28,247
75,186 Fannie Mae Pool 2.500 09/01/27 74,342
566 Fannie Mae Pool 5.500 09/01/27 569
117,571 Fannie Mae Pool 2.500 10/01/27 116,189

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 77,478 Fannie Mae Pool 3.000% 11/01/27 $ 76,811
151 Fannie Mae Pool 5.500 01/01/28 151
340,881 Fannie Mae Pool 2.500 02/01/28 336,361
299,163 Fannie Mae Pool 2.500 02/01/28 295,025
148 Fannie Mae Pool 5.000 02/01/28 148
243,524 Fannie Mae Pool 2.500 04/01/28 240,033
355,036 Fannie Mae Pool 2.500 04/01/28 349,946
1,101 Fannie Mae Pool 5.500 06/01/28 1,111
107,744 Fannie Mae Pool 2.500 07/01/28 106,026
230,816 Fannie Mae Pool 2.500 08/01/28 227,005
234,995 Fannie Mae Pool 3.000 10/01/28 231,160
187 Fannie Mae Pool 5.500 11/01/28 189
1 Fannie Mae Pool 7.500 01/01/29 1
494,162 Fannie Mae Pool 3.000 03/01/29 486,966
1,502 Fannie Mae Pool 4.000 03/01/29 1,495
1,698,855 Fannie Mae Pool 3.000 04/01/29 1,673,657
6,203 Fannie Mae Pool 4.500 04/01/29 6,220
4,262 Fannie Mae Pool 4.000 05/01/29 4,240
2,515 Fannie Mae Pool 4.500 06/01/29 2,517
868 Fannie Mae Pool 4.000 07/01/29 864
17,220 Fannie Mae Pool 4.500 08/01/29 17,234
1,909,684 Fannie Mae Pool 3.500 09/01/29 1,893,566
3,428 Fannie Mae Pool 4.500 09/01/29 3,425
2,585 Fannie Mae Pool 4.500 11/01/29 2,578
1,136 Fannie Mae Pool 4.500 01/01/30 1,140
317,128 Fannie Mae Pool 2.500 02/01/30 308,200
2,323 Fannie Mae Pool 4.000 03/01/30 2,314
1,115 Fannie Mae Pool 4.500 05/01/30 1,119
1,737 Fannie Mae Pool 4.500 06/01/30 1,738
782,145 Fannie Mae Pool 3.000 07/01/30 765,721
16,493 Fannie Mae Pool 4.500 08/01/30 16,505
3,546 Fannie Mae Pool 4.000 09/01/30 3,520
18,783 Fannie Mae Pool 4.000 10/01/30 18,643
212,457 Fannie Mae Pool 4.000 11/01/30 210,863
31,528 Fannie Mae Pool 4.000 11/01/30 31,288
7,893 Fannie Mae Pool 4.500 12/01/30 7,905
818,073 Fannie Mae Pool 3.000 02/01/31 798,519
12,318 Fannie Mae Pool 3.500 02/01/31 12,147
13,289 Fannie Mae Pool 4.000 02/01/31 13,179
141 Fannie Mae Pool 7.500 03/01/31 146
937,393 Fannie Mae Pool 2.500 04/01/31 905,426
36,225 Fannie Mae Pool 3.500 04/01/31 35,604
4,394 Fannie Mae Pool 4.000 04/01/31 4,364
921,791 Fannie Mae Pool 3.000 05/01/31 899,172
377 Fannie Mae Pool 6.000 05/01/31 385
1,101,853 Fannie Mae Pool 2.500 06/01/31 1,064,353
241,637 Fannie Mae Pool 4.500 07/01/31 241,209
24,705 Fannie Mae Pool 4.500 07/01/31 24,771
147,902 Fannie Mae Pool 4.000 08/01/31 146,703
1,475,306 Fannie Mae Pool 2.500 09/01/31 1,422,582
761,925 Fannie Mae Pool 3.000 09/01/31 742,994
8,515 Fannie Mae Pool 4.000 09/01/31 8,445
101 Fannie Mae Pool 6.500 09/01/31 104
5,561 Fannie Mae Pool 6.000 11/01/31 5,704
729 Fannie Mae Pool 6.500 11/01/31 754
1,624,081 Fannie Mae Pool 2.500 12/01/31 1,563,519
268,088 Fannie Mae Pool 3.500 01/01/32 262,975
1,680 Fannie Mae Pool 6.000 01/01/32 1,727
110,221 Fannie Mae Pool 3.500 02/01/32 108,119
1,067 Fannie Mae Pool 6.000 02/01/32 1,103
1,008,725 Fannie Mae Pool 3.000 03/01/32 980,177
5,035 Fannie Mae Pool 6.500 04/01/32 5,239

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,523,416 Fannie Mae Pool 3.000% 06/01/32 $ 3,426,943
10,996 Fannie Mae Pool 6.500 07/01/32 11,424
2,216 Fannie Mae Pool 6.500 08/01/32 2,291
134,673 Fannie Mae Pool 3.000 09/01/32 130,396
1,453 Fannie Mae Pool 7.500 09/01/32 1,464
403,928 Fannie Mae Pool 3.000 10/01/32 389,659
16,029 Fannie Mae Pool 5.500 10/01/32 16,110
3,541 Fannie Mae Pool 6.000 11/01/32 3,609
2,443,696 Fannie Mae Pool 3.000 12/01/32 2,359,102
3,135 Fannie Mae Pool 5.500 12/01/32 3,220
166 Fannie Mae Pool 5.500 12/01/32 167
4,820 Fannie Mae Pool 6.000 12/01/32 4,913
26,581 Fannie Mae Pool 5.500 01/01/33 27,060
66,936 Fannie Mae Pool 6.000 01/01/33 68,929
25,465 Fannie Mae Pool 5.000 02/01/33 25,489
637 Fannie Mae Pool 5.000 02/01/33 634
308,346 Fannie Mae Pool 3.000 04/01/33 296,369
361,632 Fannie Mae Pool 3.500 04/01/33 353,455
1,351 Fannie Mae Pool 6.000 04/01/33 1,388
1,611,625 Fannie Mae Pool 3.500 05/01/33 1,583,457
178,343 Fannie Mae Pool 5.500 05/01/33 181,524
10,354 Fannie Mae Pool 5.000 06/01/33 10,456
18,871 Fannie Mae Pool 5.500 06/01/33 19,245
2,933 Fannie Mae Pool 4.500 07/01/33 2,903
12,117 Fannie Mae Pool 5.000 07/01/33 12,124
17,467 Fannie Mae Pool 4.500 08/01/33 17,133
2,518 Fannie Mae Pool 4.500 08/01/33 2,493
4,880 Fannie Mae Pool 5.000 08/01/33 4,883
15,438 Fannie Mae Pool 5.500 09/01/33 15,516
19,263 Fannie Mae Pool 5.500 09/01/33 19,361
3,922 Fannie Mae Pool 6.000 09/01/33 3,998
27,549 Fannie Mae Pool 4.500 10/01/33 27,359
5,482 Fannie Mae Pool 5.000 10/01/33 5,541
2,433 Fannie Mae Pool 5.000 10/01/33 2,421
16,763 Fannie Mae Pool 5.500 10/01/33 16,848
96,505 Fannie Mae Pool 5.500 10/01/33 97,014
1,587 Fannie Mae Pool 4.500 11/01/33 1,582
5,604 Fannie Mae Pool 5.000 11/01/33 5,663
397,156 Fannie Mae Pool 5.000 11/01/33 403,359
45,415 Fannie Mae Pool 5.000 12/01/33 45,646
70,677 Fannie Mae Pool 5.500 12/01/33 71,253
613,768 Fannie Mae Pool 3.000 01/01/34 587,457
17,783 Fannie Mae Pool 5.000 02/01/34 17,913
76,821 Fannie Mae Pool 6.000 02/01/34 79,479
4,482 Fannie Mae Pool 5.000 03/01/34 4,515
1,789 Fannie Mae Pool 5.000 03/01/34 1,799
107,409 Fannie Mae Pool 5.000 03/01/34 108,184
2,350 Fannie Mae Pool 5.000 03/01/34 2,364
5,378 Fannie Mae Pool 5.000 03/01/34 5,416
1,586 Fannie Mae Pool 5.000 03/01/34 1,597
17,387 Fannie Mae Pool 5.000 04/01/34 17,580
16,929 Fannie Mae Pool 5.500 04/01/34 17,257
6,096 Fannie Mae Pool 4.500 05/01/34 6,016
1,531 Fannie Mae Pool 4.500 05/01/34 1,498
3,957 Fannie Mae Pool 5.500 07/01/34 4,029
5,875 Fannie Mae Pool 5.500 07/01/34 5,975
5,575 Fannie Mae Pool 7.000 07/01/34 5,854
45,594 Fannie Mae Pool 5.000 08/01/34 45,901
4,885 Fannie Mae Pool 5.000 08/01/34 4,921
26,418 Fannie Mae Pool 6.000 08/01/34 27,301
4,469 Fannie Mae Pool 6.000 08/01/34 4,609
2,678,622 Fannie Mae Pool 3.500 09/01/34 2,622,393

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 97,700 Fannie Mae Pool 5.500% 09/01/34 $ 99,706
3,653,902 Fannie Mae Pool 2.500 11/01/34 3,456,333
861 Fannie Mae Pool 5.500 11/01/34 881
3,164,239 Fannie Mae Pool 2.500 12/01/34 2,991,808
764,551 Fannie Mae Pool 3.000 12/01/34 735,719
1,424 Fannie Mae Pool 5.000 12/01/34 1,433
889 Fannie Mae Pool 5.500 12/01/34 908
1,980 Fannie Mae Pool 6.000 12/01/34 2,033
129,580 Fannie Mae Pool 4.500 01/01/35 128,521
15,222 Fannie Mae Pool 5.500 01/01/35 15,315
1,704,164 Fannie Mae Pool 3.500 02/01/35 1,668,206
283,753 Fannie Mae Pool 5.500 02/01/35 289,471
12,747 Fannie Mae Pool 5.500 02/01/35 13,018
798,995 Fannie Mae Pool 2.500 03/01/35 755,366
50,128 Fannie Mae Pool 5.500 04/01/35 50,381
12,365 Fannie Mae Pool 6.000 04/01/35 12,813
11,439 Fannie Mae Pool 6.000 04/01/35 11,866
2,194,465 Fannie Mae Pool 2.500 05/01/35 2,076,646
3,863,092 Fannie Mae Pool 3.000 05/01/35 3,709,433
14,375 Fannie Mae Pool 6.000 05/01/35 14,653
4,652 Fannie Mae Pool 5.000 06/01/35 4,687
13,889 Fannie Mae Pool 5.000 07/01/35 13,939
833 (d) Fannie Mae Pool, (RFUCCT1Y + 1.570%) 6.320 07/01/35 850
1,675,331 Fannie Mae Pool 2.500 08/01/35 1,586,489
1,321,051 Fannie Mae Pool 3.000 08/01/35 1,260,523
28,279 Fannie Mae Pool 4.500 08/01/35 27,987
27,364 Fannie Mae Pool 5.000 08/01/35 27,426
23,030 Fannie Mae Pool 5.000 08/01/35 23,242
1,001 Fannie Mae Pool 4.500 09/01/35 990
1,148 Fannie Mae Pool 4.500 09/01/35 1,139
3,699 Fannie Mae Pool 5.500 09/01/35 3,771
4,673,853 Fannie Mae Pool 2.500 10/01/35 4,432,846
14,590 Fannie Mae Pool 5.000 10/01/35 14,680
36,937 Fannie Mae Pool 5.500 10/01/35 37,123
11,453,634 Fannie Mae Pool 1.500 11/01/35 10,349,416
10,324,328 Fannie Mae Pool 2.000 11/01/35 9,515,471
5,105,848 Fannie Mae Pool 2.500 11/01/35 4,831,568
33,283 Fannie Mae Pool 5.500 11/01/35 34,346
4,193,458 Fannie Mae Pool 2.000 12/01/35 3,868,607
12,168,817 Fannie Mae Pool 1.500 01/01/36 10,991,951
1,711,731 Fannie Mae Pool 3.500 01/01/36 1,659,480
104,361 Fannie Mae Pool 5.000 02/01/36 105,340
10,570,534 Fannie Mae Pool 1.500 03/01/36 9,538,359
10,475,028 Fannie Mae Pool 2.000 03/01/36 9,643,884
43,880 Fannie Mae Pool 6.000 03/01/36 46,033
8,931,377 Fannie Mae Pool 1.500 04/01/36 8,059,138
5,867,666 Fannie Mae Pool 1.000 05/01/36 5,130,771
1,194,276 Fannie Mae Pool 1.500 05/01/36 1,077,634
10,641,692 Fannie Mae Pool 2.000 05/01/36 9,797,200
535,958 Fannie Mae Pool 3.500 05/01/36 518,908
596 Fannie Mae Pool 5.000 05/01/36 602
73,888 Fannie Mae Pool 6.000 06/01/36 77,297
10,831,809 Fannie Mae Pool 2.000 07/01/36 9,972,027
1,619 Fannie Mae Pool 6.000 07/01/36 1,663
2,965 (d) Fannie Mae Pool, (RFUCCT1Y + 1.632%) 6.382 07/01/36 3,031
7,535 Fannie Mae Pool 6.500 07/01/36 7,875
2,762,235 Fannie Mae Pool 1.500 08/01/36 2,488,313
4,379,119 Fannie Mae Pool 3.000 08/01/36 4,159,393
40,747 Fannie Mae Pool 5.500 08/01/36 41,546
39,237 Fannie Mae Pool 6.500 08/01/36 40,564
9,050,983 Fannie Mae Pool 1.500 09/01/36 8,153,307
18,946,277 Fannie Mae Pool 2.000 09/01/36 17,442,201

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,295,774 Fannie Mae Pool 2.500% 09/01/36 $ 5,006,601
698,478 Fannie Mae Pool 3.000 09/01/36 663,052
3,564 Fannie Mae Pool 5.500 09/01/36 3,633
1,314 Fannie Mae Pool 6.500 09/01/36 1,392
4,923 Fannie Mae Pool 6.500 09/01/36 5,202
6,557 Fannie Mae Pool 6.000 10/01/36 6,877
8,137,060 Fannie Mae Pool 1.500 11/01/36 7,323,520
15,786,784 Fannie Mae Pool 2.000 11/01/36 14,533,398
1,570,250 Fannie Mae Pool 3.000 11/01/36 1,488,546
3,091 Fannie Mae Pool 6.500 11/01/36 3,261
4,275,089 Fannie Mae Pool 2.000 12/01/36 3,935,645
19,971 Fannie Mae Pool 6.000 12/01/36 20,948
2,845,742 Fannie Mae Pool 1.500 01/01/37 2,559,499
7,515,594 Fannie Mae Pool 2.000 01/01/37 6,914,392
8,137 Fannie Mae Pool 5.500 01/01/37 8,397
4,067 (d) Fannie Mae Pool, (RFUCCT1Y + 1.716%) 5.994 01/01/37 4,184
3,250,479 Fannie Mae Pool 1.500 02/01/37 2,924,792
4,773,747 Fannie Mae Pool 2.000 02/01/37 4,394,687
296 (d) Fannie Mae Pool, (RFUCCT6M + 1.460%) 5.460 02/01/37 301
57,916 Fannie Mae Pool 5.500 02/01/37 59,767
3,957 Fannie Mae Pool 6.000 02/01/37 4,151
9,176 Fannie Mae Pool 7.000 02/01/37 9,767
9,119,100 Fannie Mae Pool 1.500 03/01/37 8,228,577
9,385,593 Fannie Mae Pool 2.000 03/01/37 8,634,803
649 Fannie Mae Pool 5.000 03/01/37 655
1,525 (d) Fannie Mae Pool, (RFUCCT1Y + 1.875%) 6.000 03/01/37 1,571
19,302 Fannie Mae Pool 6.500 03/01/37 20,346
24,517 Fannie Mae Pool 6.500 03/01/37 25,897
16,560,710 Fannie Mae Pool 2.000 04/01/37 15,235,955
1,843,708 Fannie Mae Pool 2.500 04/01/37 1,743,033
10,042 Fannie Mae Pool 7.000 04/01/37 10,557
8,599,666 Fannie Mae Pool 1.500 05/01/37 7,733,222
28,435 Fannie Mae Pool 5.000 05/01/37 28,737
4,726 Fannie Mae Pool 5.500 06/01/37 4,877
4,716 (d) Fannie Mae Pool, (RFUCCT1Y + 1.782%) 6.312 06/01/37 4,864
3,053,271 Fannie Mae Pool 2.500 08/01/37 2,886,549
3,143,350 Fannie Mae Pool 3.000 08/01/37 3,003,010
5,384 Fannie Mae Pool 5.500 08/01/37 5,554
730 Fannie Mae Pool 6.000 08/01/37 755
11,523 Fannie Mae Pool 5.500 09/01/37 11,753
9,672 Fannie Mae Pool 6.000 09/01/37 10,047
18,594 Fannie Mae Pool 6.000 09/01/37 19,379
13,891 Fannie Mae Pool 6.000 09/01/37 14,573
29,676 Fannie Mae Pool 6.000 09/01/37 30,826
52,829 Fannie Mae Pool 6.000 09/01/37 55,268
5,094 Fannie Mae Pool 6.500 09/01/37 5,304
3,356 Fannie Mae Pool 6.500 09/01/37 3,493
2,155 Fannie Mae Pool 6.500 10/01/37 2,254
4,427,819 Fannie Mae Pool 3.500 11/01/37 4,262,655
3,074,341 Fannie Mae Pool 4.000 11/01/37 3,007,103
44,574 Fannie Mae Pool 5.500 11/01/37 45,920
72,714 Fannie Mae Pool 6.000 11/01/37 76,286
2,133 Fannie Mae Pool 7.000 11/01/37 2,239
1,437,452 Fannie Mae Pool 3.000 12/01/37 1,353,720
1,457,763 Fannie Mae Pool 4.000 01/01/38 1,427,769
396 Fannie Mae Pool 6.500 01/01/38 412
2,284,954 Fannie Mae Pool 4.500 02/01/38 2,274,849
1,541,946 Fannie Mae Pool 5.000 02/01/38 1,555,376
20,881 Fannie Mae Pool 5.500 02/01/38 21,511
12,060 Fannie Mae Pool 6.500 02/01/38 12,612
6,336 Fannie Mae Pool 7.000 02/01/38 6,824
2,223 Fannie Mae Pool 5.000 03/01/38 2,246

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,088 Fannie Mae Pool 5.000% 03/01/38 $ 1,099
4,711 Fannie Mae Pool 5.500 03/01/38 4,844
1,629 Fannie Mae Pool 6.000 03/01/38 1,722
3,943 Fannie Mae Pool 6.500 03/01/38 4,161
4,082 Fannie Mae Pool 6.500 03/01/38 4,220
4,044 Fannie Mae Pool 6.500 03/01/38 4,203
6,176 (d) Fannie Mae Pool, (RFUCCT1Y + 1.770%) 6.770 03/01/38 6,354
49,571 Fannie Mae Pool 5.500 04/01/38 50,945
88,632 Fannie Mae Pool 6.000 04/01/38 92,953
221,993 Fannie Mae Pool 5.000 05/01/38 223,938
66,305 Fannie Mae Pool 5.000 05/01/38 67,011
162,428 Fannie Mae Pool 6.000 06/01/38 170,653
254,105 Fannie Mae Pool 6.500 06/01/38 269,332
58,087 Fannie Mae Pool 6.000 07/01/38 60,933
250 (d) Fannie Mae Pool, (RFUCCT1Y + 1.603%) 6.272 08/01/38 258
180,695 Fannie Mae Pool 6.000 09/01/38 189,545
3,054 (d) Fannie Mae Pool, (RFUCCT1Y + 1.200%) 5.950 10/01/38 3,115
504 Fannie Mae Pool 6.000 10/01/38 522
1,874,895 Fannie Mae Pool 5.000 11/01/38 1,890,449
1,877 Fannie Mae Pool 5.500 11/01/38 1,920
2,593,249 Fannie Mae Pool 6.000 11/01/38 2,674,708
962 Fannie Mae Pool 5.000 12/01/38 972
175,233 Fannie Mae Pool 5.500 12/01/38 180,829
8,170 Fannie Mae Pool 4.500 01/01/39 8,086
15,240 Fannie Mae Pool 5.000 01/01/39 15,320
650,784 Fannie Mae Pool 5.000 01/01/39 654,832
20,004 Fannie Mae Pool 5.500 01/01/39 20,513
92,076 Fannie Mae Pool 5.500 01/01/39 94,922
9,920 Fannie Mae Pool 6.000 01/01/39 10,364
878 Fannie Mae Pool 6.000 01/01/39 895
29,980 Fannie Mae Pool 4.500 02/01/39 29,671
109,976 Fannie Mae Pool 4.500 02/01/39 108,840
43,907 Fannie Mae Pool 4.500 02/01/39 43,454
2,087 Fannie Mae Pool 5.500 02/01/39 2,145
93,660 Fannie Mae Pool 4.000 04/01/39 90,804
3,921 Fannie Mae Pool 5.500 04/01/39 4,009
162,591 Fannie Mae Pool 4.500 05/01/39 160,910
33,867 Fannie Mae Pool 4.500 05/01/39 33,517
95,450 Fannie Mae Pool 4.500 06/01/39 94,147
33,678 Fannie Mae Pool 4.500 06/01/39 33,330
74,137 Fannie Mae Pool 5.500 06/01/39 76,508
2,627,364 Fannie Mae Pool 5.500 06/01/39 2,678,975
18,634 Fannie Mae Pool 4.500 07/01/39 18,442
20,568 Fannie Mae Pool 4.500 07/01/39 20,356
2,094 Fannie Mae Pool 5.000 07/01/39 2,116
2,599,813 Fannie Mae Pool 5.500 07/01/39 2,650,883
1,208 (d) Fannie Mae Pool, (RFUCCT1Y + 1.835%) 6.460 07/01/39 1,250
330,033 Fannie Mae Pool 4.000 08/01/39 319,710
56,331 Fannie Mae Pool 4.000 08/01/39 54,569
5,420 Fannie Mae Pool 4.500 08/01/39 5,364
223,129 Fannie Mae Pool 4.500 08/01/39 220,823
65,768 Fannie Mae Pool 4.500 08/01/39 65,089
238,588 Fannie Mae Pool 5.000 08/01/39 241,127
1,892 Fannie Mae Pool 5.000 08/01/39 1,916
4,255 (d) Fannie Mae Pool, (RFUCCT1Y + 1.650%) 6.400 08/01/39 4,382
2,826 (d) Fannie Mae Pool, (RFUCCT1Y + 1.690%) 6.440 08/01/39 2,912
122,777 Fannie Mae Pool 4.000 09/01/39 118,937
15,466 Fannie Mae Pool 5.000 09/01/39 15,630
2,386,305 Fannie Mae Pool 5.000 09/01/39 2,404,729
68,823 Fannie Mae Pool 5.500 09/01/39 70,732
35,518 Fannie Mae Pool 6.000 09/01/39 37,260
3,837,559 Fannie Mae Pool 4.500 10/01/39 3,820,581

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 127,835 Fannie Mae Pool 6.500% 10/01/39 $ 135,511
2,234,167 Fannie Mae Pool 4.500 11/01/39 2,223,254
5,776 Fannie Mae Pool 5.000 11/01/39 5,838
150,506 Fannie Mae Pool 4.000 12/01/39 145,611
13,376 Fannie Mae Pool 4.500 12/01/39 13,228
33,339 Fannie Mae Pool 4.500 12/01/39 32,995
519,254 Fannie Mae Pool 4.500 12/01/39 513,887
11,465 Fannie Mae Pool 4.500 01/01/40 11,347
11,837 Fannie Mae Pool 5.000 01/01/40 11,963
6,433,965 Fannie Mae Pool 5.000 01/01/40 6,484,877
5,295 (d) Fannie Mae Pool, (RFUCCT1Y + 1.815%) 6.065 01/01/40 5,504
78,961 Fannie Mae Pool 6.000 02/01/40 82,772
4,162,961 Fannie Mae Pool 2.500 03/01/40 3,792,439
110,403 Fannie Mae Pool 4.500 03/01/40 109,262
41,943 Fannie Mae Pool 4.500 03/01/40 41,510
4,968 Fannie Mae Pool 5.000 03/01/40 5,021
5,387,048 Fannie Mae Pool 2.500 04/01/40 4,900,755
5,363,373 Fannie Mae Pool 3.000 04/01/40 4,991,387
5,052 Fannie Mae Pool 4.500 04/01/40 5,000
180,408 Fannie Mae Pool 5.000 04/01/40 182,329
2,981,423 Fannie Mae Pool 5.000 04/01/40 3,004,442
117,530 Fannie Mae Pool 5.000 04/01/40 118,781
1,390,290 Fannie Mae Pool 6.000 04/01/40 1,433,944
3,557 Fannie Mae Pool 4.500 05/01/40 3,511
14,322 (d) Fannie Mae Pool, (RFUCCT1Y + 1.840%) 6.172 05/01/40 14,891
3,413 (d) Fannie Mae Pool, (RFUCCT1Y + 1.790%) 6.790 05/01/40 3,512
11,966 (d) Fannie Mae Pool, (RFUCCT1Y + 1.835%) 6.835 05/01/40 12,366
4,839,179 Fannie Mae Pool 2.500 06/01/40 4,396,997
11,116 Fannie Mae Pool 4.500 07/01/40 11,001
10,180 Fannie Mae Pool 4.500 07/01/40 10,074
16,149 Fannie Mae Pool 5.000 07/01/40 16,321
2,128,739 Fannie Mae Pool 5.500 07/01/40 2,170,555
99,982 Fannie Mae Pool 4.500 08/01/40 98,949
140,951 Fannie Mae Pool 4.500 08/01/40 139,494
97,649 Fannie Mae Pool 5.000 08/01/40 98,689
213,614 Fannie Mae Pool 4.500 09/01/40 211,405
95,860 Fannie Mae Pool 4.500 09/01/40 94,869
229,585 Fannie Mae Pool 6.000 09/01/40 240,824
33,278 Fannie Mae Pool 3.500 10/01/40 31,592
153,507 Fannie Mae Pool 4.000 10/01/40 148,356
340,024 Fannie Mae Pool 4.000 10/01/40 328,402
264,673 Fannie Mae Pool 4.500 10/01/40 261,936
295,649 Fannie Mae Pool 3.500 11/01/40 280,887
294,258 Fannie Mae Pool 4.000 11/01/40 284,202
353,800 Fannie Mae Pool 4.000 11/01/40 341,929
195,661 Fannie Mae Pool 4.000 11/01/40 188,974
36,856 Fannie Mae Pool 4.500 11/01/40 36,475
104,747 Fannie Mae Pool 4.000 12/01/40 100,672
860,662 Fannie Mae Pool 4.500 12/01/40 851,764
21,553 (d) Fannie Mae Pool, (RFUCCT1Y + 1.823%) 6.198 12/01/40 22,337
9,217 Fannie Mae Pool 3.500 01/01/41 8,757
5,974,526 Fannie Mae Pool 1.500 02/01/41 5,085,640
8,986,996 Fannie Mae Pool 2.000 02/01/41 7,883,777
42,053 Fannie Mae Pool 3.500 02/01/41 39,922
289,340 Fannie Mae Pool 4.000 02/01/41 277,428
9,409 (d) Fannie Mae Pool, (RFUCCT1Y + 1.818%) 6.059 02/01/41 9,762
290,066 Fannie Mae Pool 4.000 03/01/41 278,262
12,792,154 Fannie Mae Pool 2.000 04/01/41 11,237,523
215,769 Fannie Mae Pool 4.500 04/01/41 213,538
155,913 Fannie Mae Pool 4.500 05/01/41 154,300
68,557 Fannie Mae Pool 4.500 05/01/41 67,848
133,612 Fannie Mae Pool 4.500 06/01/41 132,230

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,680,060 Fannie Mae Pool 2.000% 07/01/41 $ 4,958,494
185,006 Fannie Mae Pool 4.500 07/01/41 183,092
19,070 (d) Fannie Mae Pool, (RFUCCT1Y + 1.793%) 6.505 07/01/41 19,867
9,849,326 Fannie Mae Pool 2.000 08/01/41 8,590,439
6,155,939 Fannie Mae Pool 1.500 09/01/41 5,192,655
3,315,990 Fannie Mae Pool 2.000 09/01/41 2,889,854
395,804 Fannie Mae Pool 4.000 09/01/41 382,273
252,767 Fannie Mae Pool 4.500 09/01/41 250,153
95,660 Fannie Mae Pool 5.500 09/01/41 98,717
10,599,129 Fannie Mae Pool 1.500 10/01/41 8,932,903
6,654,502 Fannie Mae Pool 2.000 10/01/41 5,795,097
11,641 (d) Fannie Mae Pool, (RFUCCT1Y + 1.815%) 6.328 10/01/41 12,035
10,205,982 Fannie Mae Pool 2.000 11/01/41 8,875,710
163,306 Fannie Mae Pool 3.500 11/01/41 154,670
142,404 Fannie Mae Pool 3.500 11/01/41 134,814
6,525,272 Fannie Mae Pool 3.500 12/01/41 6,172,080
1,029,981 Fannie Mae Pool 3.500 12/01/41 975,513
176,656 Fannie Mae Pool 4.000 12/01/41 170,617
42,454 (d) Fannie Mae Pool, (RFUCCT1Y + 1.750%) 6.223 12/01/41 44,447
6,416,806 Fannie Mae Pool 2.000 01/01/42 5,571,074
10,122,651 Fannie Mae Pool 2.500 01/01/42 9,100,860
5,606,226 Fannie Mae Pool 2.000 03/01/42 4,858,713
490,364 Fannie Mae Pool 3.500 03/01/42 463,670
323,652 Fannie Mae Pool 4.000 03/01/42 312,587
5,268,532 Fannie Mae Pool 3.000 04/01/42 4,882,493
1,194,476 Fannie Mae Pool 3.500 04/01/42 1,129,075
413,510 Fannie Mae Pool 3.500 04/01/42 391,128
405,704 Fannie Mae Pool 4.500 04/01/42 401,509
429,425 Fannie Mae Pool 5.000 04/01/42 433,998
3,304,728 Fannie Mae Pool 2.500 05/01/42 2,968,167
288,917 Fannie Mae Pool 4.000 05/01/42 279,043
277,854 Fannie Mae Pool 5.000 05/01/42 280,758
376,565 Fannie Mae Pool 3.000 06/01/42 345,038
1,404,763 Fannie Mae Pool 3.500 06/01/42 1,326,108
1,145,289 Fannie Mae Pool 4.000 06/01/42 1,105,592
884,280 Fannie Mae Pool 4.000 06/01/42 853,584
2,041,596 Fannie Mae Pool 3.500 07/01/42 1,928,557
458,509 Fannie Mae Pool 4.500 07/01/42 453,200
499,024 Fannie Mae Pool 3.500 08/01/42 471,703
804,848 Fannie Mae Pool 3.000 09/01/42 737,461
1,030,464 Fannie Mae Pool 3.500 09/01/42 971,810
4,677,211 Fannie Mae Pool 4.500 09/01/42 4,628,859
1,851,110 Fannie Mae Pool 3.000 10/01/42 1,696,115
456,369 Fannie Mae Pool 3.500 10/01/42 430,060
881,462 Fannie Mae Pool 2.500 01/01/43 781,686
2,748,739 Fannie Mae Pool 3.000 01/01/43 2,516,437
3,161,346 Fannie Mae Pool 3.000 02/01/43 2,895,167
6,157,740 Fannie Mae Pool 3.000 04/01/43 5,637,304
8,565,793 Fannie Mae Pool 3.000 04/01/43 7,840,492
712,354 Fannie Mae Pool 3.000 04/01/43 652,151
2,191,219 Fannie Mae Pool 3.000 04/01/43 2,006,032
2,047,381 Fannie Mae Pool 3.000 06/01/43 1,873,697
14,322 (d) Fannie Mae Pool, (RFUCCT1Y + 1.695%) 6.320 06/01/43 14,805
1,925,587 Fannie Mae Pool 3.000 07/01/43 1,761,333
4,796,130 Fannie Mae Pool 3.500 07/01/43 4,511,712
1,399,049 Fannie Mae Pool 3.500 07/01/43 1,316,662
21,558 (d) Fannie Mae Pool, (RFUCCT1Y + 1.550%) 6.175 07/01/43 22,223
1,725,890 Fannie Mae Pool 3.000 08/01/43 1,577,605
913,129 Fannie Mae Pool 4.000 08/01/43 881,331
1,492,616 Fannie Mae Pool 3.000 09/01/43 1,365,534
1,559,062 Fannie Mae Pool 3.500 09/01/43 1,466,277
1,510,337 Fannie Mae Pool 3.500 10/01/43 1,420,766

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 140,247 Fannie Mae Pool 4.500% 10/01/43 $ 138,362
410,819 Fannie Mae Pool 4.000 11/01/43 396,127
826,850 Fannie Mae Pool 4.000 11/01/43 798,051
249,277 Fannie Mae Pool 4.500 12/01/43 245,941
935,332 Fannie Mae Pool 4.500 12/01/43 922,764
1,009,615 Fannie Mae Pool 4.000 01/01/44 973,668
12,931,822 Fannie Mae Pool 4.000 03/01/44 12,481,454
615,150 Fannie Mae Pool 4.000 05/01/44 592,676
651,448 Fannie Mae Pool 4.000 07/01/44 627,749
596,479 Fannie Mae Pool 4.000 07/01/44 574,779
431,131 Fannie Mae Pool 3.500 09/01/44 404,835
577,569 Fannie Mae Pool 4.000 09/01/44 556,287
1,424,977 Fannie Mae Pool 3.500 10/01/44 1,338,806
3,527,975 Fannie Mae Pool 5.000 11/01/44 3,565,499
553,481 Fannie Mae Pool 4.000 12/01/44 533,058
1,527,068 Fannie Mae Pool 3.000 01/01/45 1,395,876
4,972,921 Fannie Mae Pool 3.000 01/01/45 4,551,958
5,600,888 Fannie Mae Pool 3.500 01/01/45 5,267,529
2,330,405 Fannie Mae Pool 3.500 02/01/45 2,188,252
1,564,199 Fannie Mae Pool 3.000 04/01/45 1,420,316
1,945,325 Fannie Mae Pool 3.500 05/01/45 1,826,663
2,311,000 Fannie Mae Pool 3.500 07/01/45 2,170,042
2,239,397 Fannie Mae Pool 4.000 07/01/45 2,153,531
7,766,246 Fannie Mae Pool 3.500 09/01/45 7,322,076
3,605,930 Fannie Mae Pool 3.000 11/01/45 3,274,400
1,505,889 Fannie Mae Pool 3.500 11/01/45 1,413,629
4,817,102 Fannie Mae Pool 4.000 11/01/45 4,632,388
1,219,765 Fannie Mae Pool 3.500 12/01/45 1,143,143
4,107,399 Fannie Mae Pool 3.500 12/01/45 3,856,822
2,079,359 Fannie Mae Pool 3.500 12/01/45 1,950,895
5,848,567 Fannie Mae Pool 3.500 01/01/46 5,484,206
1,152,709 Fannie Mae Pool 3.500 02/01/46 1,080,908
3,181,953 Fannie Mae Pool 3.500 04/01/46 2,986,081
1,835,556 Fannie Mae Pool 4.500 05/01/46 1,810,891
1,638,941 Fannie Mae Pool 3.000 06/01/46 1,480,057
2,519,828 Fannie Mae Pool 3.500 07/01/46 2,358,303
4,192,188 Fannie Mae Pool 3.500 08/01/46 3,952,425
2,574,880 Fannie Mae Pool 4.000 08/01/46 2,471,889
2,579,669 Fannie Mae Pool 3.000 09/01/46 2,326,787
3,195,623 Fannie Mae Pool 3.000 10/01/46 2,879,017
11,646,674 Fannie Mae Pool 3.000 11/01/46 10,498,967
1,410,798 Fannie Mae Pool 3.500 12/01/46 1,318,906
19,714,389 Fannie Mae Pool 3.000 01/01/47 17,766,571
2,517,316 Fannie Mae Pool 3.000 02/01/47 2,257,471
1,607,153 Fannie Mae Pool 4.000 02/01/47 1,540,541
3,545,180 Fannie Mae Pool 3.000 03/01/47 3,193,052
2,085,519 Fannie Mae Pool 3.500 03/01/47 1,937,869
471,124 Fannie Mae Pool 4.000 03/01/47 451,597
369,784 Fannie Mae Pool 4.500 03/01/47 362,668
3,042,478 Fannie Mae Pool 3.000 04/01/47 2,764,547
4,909,160 Fannie Mae Pool 3.000 04/01/47 4,408,913
2,809,793 Fannie Mae Pool 3.500 04/01/47 2,625,602
1,409,532 Fannie Mae Pool 3.500 05/01/47 1,317,133
2,737,478 Fannie Mae Pool 3.500 07/01/47 2,579,088
10,621,565 Fannie Mae Pool 4.000 07/01/47 10,082,860
2,539,219 Fannie Mae Pool 3.500 10/01/47 2,362,503
14,274,423 Fannie Mae Pool 3.500 11/01/47 13,264,066
1,096,293 Fannie Mae Pool 4.500 11/01/47 1,074,615
1,432,706 Fannie Mae Pool 3.500 01/01/48 1,332,074
5,085,168 Fannie Mae Pool 4.000 01/01/48 4,844,030
816,284 Fannie Mae Pool 3.000 02/01/48 731,895
1,172,042 Fannie Mae Pool 3.500 02/01/48 1,091,095

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,126,447 Fannie Mae Pool 3.500% 04/01/48 $ 7,520,367
1,610,224 Fannie Mae Pool 4.000 04/01/48 1,531,489
140,199 Fannie Mae Pool 4.500 04/01/48 136,612
2,486,022 Fannie Mae Pool 3.500 06/01/48 2,310,205
4,145,895 Fannie Mae Pool 4.000 07/01/48 3,943,564
2,673,131 Fannie Mae Pool 4.500 07/01/48 2,605,005
1,519,403 Fannie Mae Pool 4.000 08/01/48 1,453,814
1,119,945 Fannie Mae Pool 4.000 10/01/48 1,072,422
1,480,127 Fannie Mae Pool 4.500 10/01/48 1,451,323
13,193,192 Fannie Mae Pool 3.000 11/01/48 11,890,432
3,128,150 Fannie Mae Pool 4.000 11/01/48 2,995,250
1,022,596 Fannie Mae Pool 4.500 11/01/48 1,002,697
1,140,552 Fannie Mae Pool 4.000 12/01/48 1,089,921
924,898 Fannie Mae Pool 4.500 01/01/49 907,608
2,491,540 Fannie Mae Pool 4.500 02/01/49 2,428,672
3,352,409 Fannie Mae Pool 4.000 04/01/49 3,208,855
2,848,912 Fannie Mae Pool 5.000 04/01/49 2,872,070
3,701,030 Fannie Mae Pool 3.500 07/01/49 3,420,364
3,503,213 Fannie Mae Pool 3.500 08/01/49 3,251,805
2,126,290 Fannie Mae Pool 4.000 08/01/49 2,034,358
8,354,749 Fannie Mae Pool 3.000 09/01/49 7,445,247
4,573,583 Fannie Mae Pool 3.000 12/01/49 4,071,440
10,218,213 Fannie Mae Pool 3.000 12/01/49 9,203,893
9,179,764 Fannie Mae Pool 3.000 12/01/49 8,169,074
11,514,522 Fannie Mae Pool 2.500 01/01/50 9,801,899
17,744,091 Fannie Mae Pool 3.000 02/01/50 15,892,023
8,337,195 Fannie Mae Pool 3.500 02/01/50 7,700,368
11,716,762 Fannie Mae Pool 3.000 03/01/50 10,408,859
10,714,568 Fannie Mae Pool 2.500 04/01/50 9,097,122
5,647,303 Fannie Mae Pool 3.000 05/01/50 5,016,680
9,225,733 Fannie Mae Pool 3.000 06/01/50 8,198,388
6,507,656 Fannie Mae Pool 4.000 06/01/50 6,220,228
15,434,409 Fannie Mae Pool 2.500 07/01/50 13,133,613
3,900,374 Fannie Mae Pool 3.000 08/01/50 3,462,406
8,263,842 Fannie Mae Pool 4.000 08/01/50 7,884,695
30,013,218 Fannie Mae Pool 2.500 09/01/50 25,514,574
116,238,148 Fannie Mae Pool 2.500 10/01/50 98,779,032
17,359,621 Fannie Mae Pool 1.500 11/01/50 13,442,976
75,347,470 Fannie Mae Pool 2.000 11/01/50 61,365,917
11,963,123 Fannie Mae Pool 2.500 11/01/50 10,166,224
40,262,109 Fannie Mae Pool 1.500 12/01/50 31,215,859
65,179,543 Fannie Mae Pool 2.000 12/01/50 53,071,122
7,760,572 Fannie Mae Pool 2.500 12/01/50 6,594,907
67,465,688 Fannie Mae Pool 2.000 01/01/51 54,918,528
7,210,644 Fannie Mae Pool 1.500 02/01/51 5,572,538
6,451,641 Fannie Mae Pool 2.000 02/01/51 5,247,741
22,013,784 Fannie Mae Pool 2.500 02/01/51 18,697,805
20,387,911 Fannie Mae Pool 1.500 03/01/51 15,794,251
53,701,620 Fannie Mae Pool 2.000 03/01/51 43,658,345
18,888,919 Fannie Mae Pool 1.500 04/01/51 14,632,027
38,144,479 Fannie Mae Pool 2.000 04/01/51 30,992,872
27,682,942 Fannie Mae Pool 2.500 04/01/51 23,470,141
44,578,349 Fannie Mae Pool 2.000 05/01/51 36,194,821
2,714,686 Fannie Mae Pool 3.500 05/01/51 2,491,000
9,181,237 Fannie Mae Pool 1.500 06/01/51 7,110,635
68,959,483 Fannie Mae Pool 2.000 06/01/51 55,976,334
22,509,393 Fannie Mae Pool 2.500 06/01/51 19,097,733
43,967,427 Fannie Mae Pool 2.000 07/01/51 35,677,991
98,068,079 Fannie Mae Pool 2.000 08/01/51 79,553,081
79,515,637 Fannie Mae Pool 2.500 08/01/51 67,438,736
60,663,170 Fannie Mae Pool 2.000 09/01/51 49,194,413
34,491,015 Fannie Mae Pool 2.500 09/01/51 29,247,108

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,457,369 Fannie Mae Pool 2.500% 10/01/51 $ 8,864,204
3,607,502 Fannie Mae Pool 1.500 11/01/51 2,791,323
68,182,183 Fannie Mae Pool 2.000 11/01/51 55,238,805
41,021,670 Fannie Mae Pool 2.500 11/01/51 34,765,781
51,532,228 Fannie Mae Pool 2.000 12/01/51 41,736,111
31,574,567 Fannie Mae Pool 2.500 12/01/51 26,749,467
38,415,990 Fannie Mae Pool 2.000 01/01/52 31,103,132
34,732,134 Fannie Mae Pool 2.500 01/01/52 29,424,381
2,800,884 Fannie Mae Pool 3.000 01/01/52 2,463,600
43,134,057 Fannie Mae Pool 2.000 03/01/52 34,900,469
19,193,915 Fannie Mae Pool 2.500 03/01/52 16,242,793
2,592,922 Fannie Mae Pool 3.500 03/01/52 2,386,216
12,186,320 Fannie Mae Pool 2.000 04/01/52 9,860,172
7,529,210 Fannie Mae Pool 2.500 04/01/52 6,359,858
8,833,787 Fannie Mae Pool 3.000 04/01/52 7,776,683
7,184,381 Fannie Mae Pool 3.500 04/01/52 6,594,617
40,324,792 Fannie Mae Pool 2.500 05/01/52 34,124,666
5,344,257 Fannie Mae Pool 3.000 05/01/52 4,704,735
6,025,986 Fannie Mae Pool 3.500 05/01/52 5,531,004
3,507,304 Fannie Mae Pool 4.000 05/01/52 3,320,788
8,042,546 Fannie Mae Pool 2.500 06/01/52 6,806,061
4,945,348 Fannie Mae Pool 3.000 06/01/52 4,354,584
6,592,638 Fannie Mae Pool 3.500 06/01/52 6,051,465
11,346,568 Fannie Mae Pool 4.000 06/01/52 10,754,033
6,580,231 Fannie Mae Pool 4.500 06/01/52 6,378,615
4,218,664 Fannie Mae Pool 3.000 07/01/52 3,713,314
4,618,249 Fannie Mae Pool 3.500 07/01/52 4,239,145
7,733,467 Fannie Mae Pool 4.000 07/01/52 7,308,022
7,515,889 Fannie Mae Pool 4.500 07/01/52 7,276,315
17,589,913 Fannie Mae Pool 5.000 07/01/52 17,436,859
11,222,308 Fannie Mae Pool 2.500 08/01/52 9,486,724
4,244,456 Fannie Mae Pool 3.000 08/01/52 3,735,466
7,191,812 Fannie Mae Pool 3.500 08/01/52 6,599,219
22,316,450 Fannie Mae Pool 4.000 08/01/52 21,069,852
18,891,669 Fannie Mae Pool 4.500 08/01/52 18,305,086
3,481,982 Fannie Mae Pool 5.000 08/01/52 3,451,684
4,167,880 Fannie Mae Pool 4.000 09/01/52 3,950,219
23,767,279 Fannie Mae Pool 4.500 09/01/52 23,039,037
13,694,107 Fannie Mae Pool 5.000 09/01/52 13,574,248
3,855,461 Fannie Mae Pool 3.000 10/01/52 3,392,626
7,126,357 Fannie Mae Pool 4.000 10/01/52 6,751,620
15,555,190 Fannie Mae Pool 4.500 10/01/52 15,088,183
11,251,310 Fannie Mae Pool 5.000 10/01/52 11,156,294
11,061,941 Fannie Mae Pool 5.500 10/01/52 11,160,546
3,815,156 Fannie Mae Pool 3.000 11/01/52 3,355,667
5,779,793 Fannie Mae Pool 4.000 11/01/52 5,463,377
11,570,012 Fannie Mae Pool 4.500 11/01/52 11,211,936
13,981,984 Fannie Mae Pool 5.000 11/01/52 13,863,912
7,111,897 Fannie Mae Pool 5.500 11/01/52 7,192,495
6,270,898 Fannie Mae Pool 6.000 11/01/52 6,437,130
9,900,309 Fannie Mae Pool 4.000 12/01/52 9,346,281
11,439,990 Fannie Mae Pool 5.500 12/01/52 11,553,619
11,272,216 Fannie Mae Pool 5.500 01/01/53 11,371,552
13,324,049 Fannie Mae Pool 6.000 01/01/53 13,645,057
3,119,171 Fannie Mae Pool 6.500 01/01/53 3,224,714
12,369,381 Fannie Mae Pool 5.000 02/01/53 12,259,210
9,926,180 Fannie Mae Pool 5.500 02/01/53 10,011,634
5,990,902 Fannie Mae Pool 6.000 02/01/53 6,142,771
375,503 Fannie Mae Pool 7.000 02/01/53 394,888
1,819,414 Fannie Mae Pool 3.500 03/01/53 1,669,497
1,801,315 Fannie Mae Pool 4.000 03/01/53 1,703,685
2,523,778 Fannie Mae Pool 4.500 03/01/53 2,445,145

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,425,777 Fannie Mae Pool 5.000% 03/01/53 $ 2,401,546
4,425,758 Fannie Mae Pool 6.000 03/01/53 4,543,089
1,887,869 Fannie Mae Pool 6.500 03/01/53 1,955,824
1,904,392 Fannie Mae Pool 3.500 04/01/53 1,747,473
4,171,314 Fannie Mae Pool 5.000 04/01/53 4,133,733
5,565,582 Fannie Mae Pool 5.500 04/01/53 5,612,362
2,373,766 Fannie Mae Pool 6.000 04/01/53 2,430,230
1,065,529 Fannie Mae Pool 6.500 04/01/53 1,103,219
11,263,553 Fannie Mae Pool 4.000 05/01/53 10,636,523
13,982,467 Fannie Mae Pool 5.500 05/01/53 14,098,570
8,621,660 Fannie Mae Pool 4.500 06/01/53 8,349,035
11,033,441 Fannie Mae Pool 5.000 06/01/53 10,933,469
5,961,357 Fannie Mae Pool 5.500 06/01/53 6,010,857
16,531,126 Fannie Mae Pool 5.000 07/01/53 16,376,251
29,089,786 Fannie Mae Pool 5.500 07/01/53 29,318,001
19,699,810 Fannie Mae Pool 6.000 07/01/53 20,192,551
4,688,908 Fannie Mae Pool 6.500 07/01/53 4,856,288
23,586,257 Fannie Mae Pool 5.000 08/01/53 23,343,389
32,435,742 Fannie Mae Pool 5.500 08/01/53 32,690,208
2,036,909 Fannie Mae Pool 6.000 08/01/53 2,086,084
3,008,543 Fannie Mae Pool 6.500 08/01/53 3,110,343
12,464,057 Fannie Mae Pool 5.500 09/01/53 12,556,128
15,300,071 Fannie Mae Pool 5.500 10/01/53 15,413,091
13,696,480 Fannie Mae Pool 6.000 10/01/53 14,005,511
4,625,678 Fannie Mae Pool 6.500 10/01/53 4,792,321
4,484,977 Fannie Mae Pool 5.000 11/01/53 4,436,056
4,075,390 Fannie Mae Pool 7.000 11/01/53 4,282,124
37,982,450 Fannie Mae Pool 6.000 12/01/53 38,783,725
13,960,568 Fannie Mae Pool 6.500 12/01/53 14,432,952
5,670,088 Fannie Mae Pool 7.000 12/01/53 5,964,329
8,464,452 Fannie Mae Pool 6.500 01/01/54 8,750,863
3,090,630 Fannie Mae Pool 7.000 01/01/54 3,247,417
5,488,150 Fannie Mae Pool 5.500 02/01/54 5,521,144
5,349,660 Fannie Mae Pool 6.000 02/01/54 5,464,849
13,154,128 Fannie Mae Pool 6.500 02/01/54 13,606,697
7,813,902 Fannie Mae Pool 5.500 03/01/54 7,859,087
6,074,678 Fannie Mae Pool 6.000 03/01/54 6,192,327
2,218,335 Fannie Mae Pool 6.500 03/01/54 2,293,397
3,316,327 Fannie Mae Pool 7.000 03/01/54 3,484,565
4,826,195 Fannie Mae Pool 4.500 04/01/54 4,659,909
10,073,060 Fannie Mae Pool 6.500 04/01/54 10,419,827
13,043,157 Fannie Mae Pool 5.500 05/01/54 13,115,592
4,607,405 Fannie Mae Pool 5.000 06/01/54 4,548,281
16,303,920 Fannie Mae Pool 5.500 06/01/54 16,393,635
23,776,105 Fannie Mae Pool 6.000 06/01/54 24,262,471
4,992,203 Fannie Mae Pool 6.500 06/01/54 5,161,315
7,272,560 Fannie Mae Pool 5.000 07/01/54 7,179,049
12,289,833 Fannie Mae Pool 5.500 07/01/54 12,357,459
16,696,662 Fannie Mae Pool 6.000 07/01/54 17,020,029
5,370,461 Fannie Mae Pool 6.500 07/01/54 5,552,182
2,835,081 Fannie Mae Pool 7.000 07/01/54 2,981,078
16,344,578 Fannie Mae Pool 5.500 08/01/54 16,426,944
24,461,242 Fannie Mae Pool 6.000 08/01/54 24,955,758
9,963,713 Fannie Mae Pool 6.500 08/01/54 10,300,856
27,356,814 Fannie Mae Pool 5.500 09/01/54 27,501,780
32,150,280 Fannie Mae Pool 6.000 09/01/54 32,785,247
6,179,800 Fannie Mae Pool 5.000 10/01/54 6,099,861
18,120,034 Fannie Mae Pool 5.500 10/01/54 18,214,209
8,335,242 Fannie Mae Pool 6.000 10/01/54 8,500,151
17,639,989 Fannie Mae Pool 4.500 11/01/54 17,032,149
22,628,998 Fannie Mae Pool 5.000 11/01/54 22,335,119
15,216,860 Fannie Mae Pool 4.500 12/01/54 14,692,511

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 23,630,680 Fannie Mae Pool 5.500% 12/01/54 $ 23,749,887
32,242,733 Fannie Mae Pool 5.000 01/01/55 31,812,416
3,999,744 Fannie Mae Pool 6.500 03/01/55 4,135,084
9,700,946 Fannie Mae Pool 5.000 06/01/55 9,572,965
17,761,010 Fannie Mae Pool 5.500 06/01/55 17,850,513
20,242,350 Fannie Mae Pool 6.000 06/01/55 20,634,387
1,226,086 Fannie Mae Pool 3.500 07/01/55 1,146,729
17,784,487 Fannie Mae Pool 5.500 07/01/55 17,874,108
16,057,920 Fannie Mae Pool 6.000 07/01/55 16,368,917
7,037,059 Fannie Mae Pool 6.500 07/01/55 7,275,172
3,419,480 Fannie Mae Pool 7.000 07/01/55 3,592,964
24,397,908 Fannie Mae Pool 6.000 08/01/55 24,870,426
25,008,018 Fannie Mae Pool 6.000 09/01/55 25,492,352
7,847,318 Fannie Mae Pool 6.500 09/01/55 8,112,847
1,775,187 Federal National Mortgage Association 3.000 05/01/37 1,695,931
5,136,098 Federal National Mortgage Association (FNMA) 3.500 05/01/48 4,763,849
39 Freddie Mac Gold Pool 4.000 04/01/26 38
325 Freddie Mac Gold Pool 4.000 05/01/26 325
121 Freddie Mac Gold Pool 5.500 07/01/26 122
692 Freddie Mac Gold Pool 4.000 08/01/26 691
48 Freddie Mac Gold Pool 6.000 08/01/26 49
1,425 Freddie Mac Gold Pool 3.000 09/01/26 1,419
8,123 Freddie Mac Gold Pool 3.000 10/01/26 8,090
11,048 Freddie Mac Gold Pool 3.500 10/01/26 11,015
1 Freddie Mac Gold Pool 5.000 10/01/26 1
69 Freddie Mac Gold Pool 5.500 10/01/26 70
55,523 Freddie Mac Gold Pool 3.000 02/01/27 55,232
59,839 Freddie Mac Gold Pool 2.500 05/01/27 59,321
90,030 Freddie Mac Gold Pool 2.500 11/01/27 89,007
3,767 Freddie Mac Gold Pool 6.000 12/01/27 3,844
74,937 Freddie Mac Gold Pool 2.500 01/01/28 74,018
204,860 Freddie Mac Gold Pool 2.500 03/01/28 202,105
6,982 Freddie Mac Gold Pool 5.000 03/01/28 7,024
127,549 Freddie Mac Gold Pool 2.500 05/01/28 125,699
571 Freddie Mac Gold Pool 5.500 05/01/28 577
352,486 Freddie Mac Gold Pool 2.500 07/01/28 347,583
305,301 Freddie Mac Gold Pool 2.500 07/01/28 300,928
93,049 Freddie Mac Gold Pool 3.000 10/01/28 91,923
3,495 Freddie Mac Gold Pool 5.500 01/01/29 3,517
732 Freddie Mac Gold Pool 4.000 02/01/29 728
233,907 Freddie Mac Gold Pool 3.500 03/01/29 231,909
62 Freddie Mac Gold Pool 6.500 03/01/29 64
428,527 Freddie Mac Gold Pool 3.000 07/01/29 422,158
2,030 Freddie Mac Gold Pool 5.000 12/01/29 2,049
1,543,851 Freddie Mac Gold Pool 2.500 05/01/30 1,500,619
3,387 Freddie Mac Gold Pool 4.000 08/01/30 3,367
31,191 Freddie Mac Gold Pool 4.500 01/01/31 31,157
71 Freddie Mac Gold Pool 8.000 01/01/31 72
28,293 Freddie Mac Gold Pool 4.000 03/01/31 28,134
4,224 Freddie Mac Gold Pool 4.000 05/01/31 4,198
27,612 Freddie Mac Gold Pool 4.500 05/01/31 27,693
16,459 Freddie Mac Gold Pool 4.000 06/01/31 16,356
31,174 Freddie Mac Gold Pool 4.000 08/01/31 30,996
38,089 Freddie Mac Gold Pool 4.000 09/01/31 37,815
654 Freddie Mac Gold Pool 6.500 09/01/31 677
1,930 Freddie Mac Gold Pool 8.000 09/01/31 1,969
19,707 Freddie Mac Gold Pool 3.500 11/01/31 19,358
3,126,046 Freddie Mac Gold Pool 2.500 12/01/31 3,015,587
13,798 Freddie Mac Gold Pool 7.000 12/01/31 14,505
3,178 Freddie Mac Gold Pool 6.500 01/01/32 3,307
7,221 Freddie Mac Gold Pool 6.000 02/01/32 7,412
346,068 Freddie Mac Gold Pool 3.000 03/01/32 334,971

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,705 Freddie Mac Gold Pool 7.000% 04/01/32 $ 2,844
2,942 Freddie Mac Gold Pool 6.500 05/01/32 3,045
238,918 Freddie Mac Gold Pool 3.500 09/01/32 234,174
1,589 Freddie Mac Gold Pool 5.500 11/01/32 1,642
2,845,608 Freddie Mac Gold Pool 3.000 01/01/33 2,762,251
2,513 Freddie Mac Gold Pool 6.000 02/01/33 2,594
9,288 Freddie Mac Gold Pool 5.000 03/01/33 9,389
3,402 Freddie Mac Gold Pool 6.000 03/01/33 3,471
3,137 Freddie Mac Gold Pool 6.000 03/01/33 3,201
9,930 Freddie Mac Gold Pool 5.000 04/01/33 9,903
1,144 Freddie Mac Gold Pool 6.000 04/01/33 1,177
60,199 Freddie Mac Gold Pool 5.000 06/01/33 60,001
24,413 Freddie Mac Gold Pool 5.500 06/01/33 24,996
11,519,477 Freddie Mac Gold Pool 2.500 07/01/33 11,076,229
536,933 Freddie Mac Gold Pool 3.500 07/01/33 525,160
10,091 Freddie Mac Gold Pool 4.500 07/01/33 10,080
751,453 Freddie Mac Gold Pool 4.000 08/01/33 743,910
1,149 Freddie Mac Gold Pool 5.000 08/01/33 1,151
3,950 Freddie Mac Gold Pool 6.500 08/01/33 4,088
31,870 Freddie Mac Gold Pool 5.000 09/01/33 32,234
4,398 Freddie Mac Gold Pool 5.500 09/01/33 4,426
28,986 Freddie Mac Gold Pool 5.500 09/01/33 29,165
3,391 Freddie Mac Gold Pool 5.500 09/01/33 3,412
15,656 Freddie Mac Gold Pool 5.500 09/01/33 15,752
7,008 Freddie Mac Gold Pool 4.000 10/01/33 6,897
1,688 Freddie Mac Gold Pool 5.000 10/01/33 1,700
22,990 Freddie Mac Gold Pool 5.500 10/01/33 23,139
1,620,683 Freddie Mac Gold Pool 3.500 11/01/33 1,591,775
16,962 Freddie Mac Gold Pool 5.500 12/01/33 17,323
5,705 Freddie Mac Gold Pool 5.500 12/01/33 5,834
67,565 Freddie Mac Gold Pool 7.000 12/01/33 71,025
49,863 Freddie Mac Gold Pool 5.000 01/01/34 50,456
304,020 Freddie Mac Gold Pool 3.000 02/01/34 294,785
1,217 Freddie Mac Gold Pool 5.500 02/01/34 1,245
7,319 Freddie Mac Gold Pool 5.000 03/01/34 7,410
7,773 Freddie Mac Gold Pool 5.500 03/01/34 7,951
29,509 Freddie Mac Gold Pool 5.000 05/01/34 29,600
9,078 Freddie Mac Gold Pool 4.500 06/01/34 9,061
14,383 Freddie Mac Gold Pool 5.000 06/01/34 14,367
6,491 Freddie Mac Gold Pool 5.500 06/01/34 6,543
2,708 Freddie Mac Gold Pool 6.000 06/01/34 2,790
12,091 Freddie Mac Gold Pool 6.000 09/01/34 12,530
939,175 Freddie Mac Gold Pool 3.500 10/01/34 913,820
1,849 Freddie Mac Gold Pool 5.000 11/01/34 1,872
47,904 Freddie Mac Gold Pool 5.500 11/01/34 49,493
48,934 Freddie Mac Gold Pool 5.000 12/01/34 49,392
13,649 Freddie Mac Gold Pool 5.500 12/01/34 13,839
2,699 Freddie Mac Gold Pool 5.500 12/01/34 2,758
1,008 Freddie Mac Gold Pool 5.500 01/01/35 1,033
497 Freddie Mac Gold Pool 5.500 01/01/35 509
15,287 Freddie Mac Gold Pool 5.500 01/01/35 15,780
24,867 Freddie Mac Gold Pool 4.500 04/01/35 24,645
2,782 Freddie Mac Gold Pool 6.000 05/01/35 2,922
13,587 Freddie Mac Gold Pool 6.000 05/01/35 13,912
11,165 Freddie Mac Gold Pool 7.000 05/01/35 11,737
5,103 Freddie Mac Gold Pool 5.500 06/01/35 5,227
3,500 Freddie Mac Gold Pool 5.500 06/01/35 3,586
2,857 Freddie Mac Gold Pool 5.000 07/01/35 2,856
94,270 Freddie Mac Gold Pool 5.000 07/01/35 95,156
108,783 Freddie Mac Gold Pool 5.000 08/01/35 109,873
10,273 Freddie Mac Gold Pool 5.500 08/01/35 10,513
1,748 Freddie Mac Gold Pool 4.500 09/01/35 1,733

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 21,328 Freddie Mac Gold Pool 5.000% 10/01/35 $ 21,550
10,048 Freddie Mac Gold Pool 5.000 10/01/35 10,153
5,106 Freddie Mac Gold Pool 5.000 10/01/35 5,075
65,617 Freddie Mac Gold Pool 5.500 10/01/35 66,118
22,285 Freddie Mac Gold Pool 5.000 12/01/35 22,529
2,070 Freddie Mac Gold Pool 5.000 12/01/35 2,092
10,733 Freddie Mac Gold Pool 6.000 01/01/36 11,241
4,293 Freddie Mac Gold Pool 5.000 02/01/36 4,340
1,569 Freddie Mac Gold Pool 5.000 02/01/36 1,585
1,557 Freddie Mac Gold Pool 6.000 02/01/36 1,635
17,554 Freddie Mac Gold Pool 5.500 04/01/36 17,983
3,556 Freddie Mac Gold Pool 5.500 05/01/36 3,660
75,286 Freddie Mac Gold Pool 6.000 06/01/36 79,059
21,072 Freddie Mac Gold Pool 5.000 07/01/36 21,313
17,331 Freddie Mac Gold Pool 6.000 07/01/36 18,094
3,167 Freddie Mac Gold Pool 6.000 08/01/36 3,326
2,497 Freddie Mac Gold Pool 6.000 09/01/36 2,568
72,633 Freddie Mac Gold Pool 5.500 10/01/36 74,020
31,178 Freddie Mac Gold Pool 5.500 10/01/36 32,213
6,858 Freddie Mac Gold Pool 6.500 10/01/36 7,199
3,121 Freddie Mac Gold Pool 5.500 11/01/36 3,224
8,332 Freddie Mac Gold Pool 6.000 11/01/36 8,622
32,143 Freddie Mac Gold Pool 6.000 12/01/36 33,660
56,843 Freddie Mac Gold Pool 5.500 03/01/37 58,731
25,070 Freddie Mac Gold Pool 6.000 03/01/37 26,327
4,049 Freddie Mac Gold Pool 6.500 03/01/37 4,255
23,194 Freddie Mac Gold Pool 5.500 04/01/37 23,965
2,944 Freddie Mac Gold Pool 5.000 05/01/37 2,929
2,822 Freddie Mac Gold Pool 5.000 06/01/37 2,853
9,731 Freddie Mac Gold Pool 5.500 06/01/37 10,055
2,547,545 Freddie Mac Gold Pool 3.000 07/01/37 2,409,525
48,756 Freddie Mac Gold Pool 6.000 07/01/37 51,208
27,002 Freddie Mac Gold Pool 6.000 08/01/37 28,283
8,911 Freddie Mac Gold Pool 6.000 09/01/37 9,360
54,842 Freddie Mac Gold Pool 5.500 10/01/37 55,313
1,982 Freddie Mac Gold Pool 6.000 11/01/37 2,081
13,685 Freddie Mac Gold Pool 6.500 11/01/37 14,495
7,745 Freddie Mac Gold Pool 6.000 01/01/38 8,111
3,534 Freddie Mac Gold Pool 6.000 02/01/38 3,657
27,858 Freddie Mac Gold Pool 6.000 02/01/38 29,255
39,347 Freddie Mac Gold Pool 5.000 03/01/38 39,814
121,557 Freddie Mac Gold Pool 5.000 03/01/38 123,001
4,906 Freddie Mac Gold Pool 5.000 04/01/38 4,977
49,296 Freddie Mac Gold Pool 5.000 04/01/38 49,882
59,533 Freddie Mac Gold Pool 5.500 04/01/38 61,109
13,015 Freddie Mac Gold Pool 5.500 05/01/38 13,401
1,542 Freddie Mac Gold Pool 5.500 06/01/38 1,589
3,272 Freddie Mac Gold Pool 6.000 07/01/38 3,388
6,897 Freddie Mac Gold Pool 5.500 08/01/38 7,126
47,788 Freddie Mac Gold Pool 5.500 08/01/38 49,377
6,279 Freddie Mac Gold Pool 5.000 09/01/38 6,354
82,573 Freddie Mac Gold Pool 5.500 09/01/38 84,994
28,359 Freddie Mac Gold Pool 5.500 09/01/38 29,084
1,822 Freddie Mac Gold Pool 5.500 10/01/38 1,875
32,732 Freddie Mac Gold Pool 6.000 11/01/38 34,348
213,862 Freddie Mac Gold Pool 5.500 01/01/39 220,513
150,134 Freddie Mac Gold Pool 4.500 02/01/39 148,768
84,626 Freddie Mac Gold Pool 5.000 02/01/39 85,632
6,622 Freddie Mac Gold Pool 5.500 02/01/39 6,813
316 Freddie Mac Gold Pool 4.500 03/01/39 313
35,418 Freddie Mac Gold Pool 5.000 03/01/39 35,839
4,707 Freddie Mac Gold Pool 6.000 03/01/39 4,939

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,276 Freddie Mac Gold Pool 4.500% 04/01/39 $ 4,234
262,356 Freddie Mac Gold Pool 4.500 04/01/39 259,968
52,384 Freddie Mac Gold Pool 4.000 05/01/39 50,873
1,371 Freddie Mac Gold Pool 4.500 05/01/39 1,359
34,235 Freddie Mac Gold Pool 4.500 05/01/39 33,924
805,274 Freddie Mac Gold Pool 4.500 05/01/39 797,946
36,458 Freddie Mac Gold Pool 4.500 05/01/39 35,845
30,140 Freddie Mac Gold Pool 5.000 05/01/39 30,498
72,042 Freddie Mac Gold Pool 4.000 06/01/39 69,890
337,159 Freddie Mac Gold Pool 4.500 06/01/39 334,091
11,673 Freddie Mac Gold Pool 4.500 06/01/39 11,567
5,167 Freddie Mac Gold Pool 5.000 06/01/39 5,229
2,113 Freddie Mac Gold Pool 5.500 06/01/39 2,175
108,796 Freddie Mac Gold Pool 4.000 07/01/39 105,591
44,594 Freddie Mac Gold Pool 4.500 07/01/39 44,188
9,359 Freddie Mac Gold Pool 4.500 07/01/39 9,229
3,429 Freddie Mac Gold Pool 4.500 07/01/39 3,398
30,957 Freddie Mac Gold Pool 5.000 07/01/39 31,325
53,969 Freddie Mac Gold Pool 5.500 07/01/39 55,617
3,839 Freddie Mac Gold Pool 4.500 08/01/39 3,804
9,125 Freddie Mac Gold Pool 5.000 08/01/39 9,234
96,748 Freddie Mac Gold Pool 4.000 09/01/39 93,806
237,154 Freddie Mac Gold Pool 5.000 09/01/39 239,974
95,889 Freddie Mac Gold Pool 5.000 09/01/39 97,029
1,135 Freddie Mac Gold Pool 5.500 09/01/39 1,159
91,486 Freddie Mac Gold Pool 6.500 09/01/39 95,286
29,746 Freddie Mac Gold Pool 4.500 10/01/39 29,475
14,471 Freddie Mac Gold Pool 4.500 10/01/39 14,340
28,940 Freddie Mac Gold Pool 4.500 10/01/39 28,677
13,182 Freddie Mac Gold Pool 5.000 10/01/39 13,329
6,080 Freddie Mac Gold Pool 4.000 11/01/39 5,900
19,795 Freddie Mac Gold Pool 4.500 11/01/39 19,615
8,141 Freddie Mac Gold Pool 5.000 11/01/39 8,237
21,567 Freddie Mac Gold Pool 4.500 12/01/39 21,319
34,068 Freddie Mac Gold Pool 4.500 12/01/39 33,758
13,952 Freddie Mac Gold Pool 4.500 12/01/39 13,825
52,643 Freddie Mac Gold Pool 4.500 12/01/39 52,003
34,241 Freddie Mac Gold Pool 5.500 12/01/39 35,245
47,741 Freddie Mac Gold Pool 4.500 01/01/40 47,306
4,120 Freddie Mac Gold Pool 5.000 01/01/40 4,169
5,621 Freddie Mac Gold Pool 5.500 01/01/40 5,784
15,555 Freddie Mac Gold Pool 5.500 03/01/40 16,011
139,806 Freddie Mac Gold Pool 4.000 04/01/40 135,658
8,896 Freddie Mac Gold Pool 4.500 04/01/40 8,815
28,422 Freddie Mac Gold Pool 4.500 04/01/40 28,163
21,690 Freddie Mac Gold Pool 5.000 04/01/40 21,948
45,659 Freddie Mac Gold Pool 5.000 04/01/40 46,202
171,087 Freddie Mac Gold Pool 6.000 04/01/40 179,169
500,717 Freddie Mac Gold Pool 4.500 05/01/40 496,159
180,186 Freddie Mac Gold Pool 5.000 05/01/40 182,330
1,309 Freddie Mac Gold Pool 4.500 06/01/40 1,297
176,615 Freddie Mac Gold Pool 5.500 06/01/40 181,731
273,392 Freddie Mac Gold Pool 4.500 07/01/40 270,903
4,743 Freddie Mac Gold Pool 4.500 08/01/40 4,700
47,083 Freddie Mac Gold Pool 5.000 08/01/40 47,643
118,371 Freddie Mac Gold Pool 5.000 08/01/40 119,780
11,605 Freddie Mac Gold Pool 5.000 08/01/40 11,744
754,076 Freddie Mac Gold Pool 5.500 08/01/40 776,451
63,326 Freddie Mac Gold Pool 4.000 09/01/40 61,277
829,126 Freddie Mac Gold Pool 4.000 11/01/40 802,474
567,673 Freddie Mac Gold Pool 4.000 12/01/40 548,955
82,571 Freddie Mac Gold Pool 3.500 01/01/41 78,351

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 125,950 Freddie Mac Gold Pool 3.500% 01/01/41 $ 119,762
75,316 Freddie Mac Gold Pool 4.000 01/01/41 72,833
76,245 Freddie Mac Gold Pool 3.500 02/01/41 72,333
273,181 Freddie Mac Gold Pool 4.000 02/01/41 264,172
90,172 Freddie Mac Gold Pool 4.000 02/01/41 87,236
519,917 Freddie Mac Gold Pool 4.000 04/01/41 502,882
92,599 Freddie Mac Gold Pool 4.500 04/01/41 91,756
19,480 Freddie Mac Gold Pool 5.000 04/01/41 19,712
85,158 Freddie Mac Gold Pool 4.500 05/01/41 84,382
104,848 Freddie Mac Gold Pool 4.500 06/01/41 103,893
219,238 Freddie Mac Gold Pool 3.500 10/01/41 208,263
227,927 Freddie Mac Gold Pool 5.000 10/01/41 230,641
327,899 Freddie Mac Gold Pool 3.500 11/01/41 310,431
130,103 Freddie Mac Gold Pool 4.500 12/01/41 128,918
1,092,458 Freddie Mac Gold Pool 3.500 01/01/42 1,034,600
323,399 Freddie Mac Gold Pool 3.500 02/01/42 306,371
358,497 Freddie Mac Gold Pool 3.500 04/01/42 339,808
804,690 Freddie Mac Gold Pool 4.000 05/01/42 778,147
3,003,771 Freddie Mac Gold Pool 4.500 05/01/42 2,976,422
610,344 Freddie Mac Gold Pool 3.500 07/01/42 577,829
141,396 Freddie Mac Gold Pool 3.000 08/01/42 129,717
1,029,557 Freddie Mac Gold Pool 3.000 10/01/42 942,974
711,702 Freddie Mac Gold Pool 3.000 10/01/42 652,912
302,714 Freddie Mac Gold Pool 3.500 12/01/42 285,491
1,099,414 Freddie Mac Gold Pool 2.500 01/01/43 979,097
2,120,654 Freddie Mac Gold Pool 3.000 01/01/43 1,944,801
3,115,660 Freddie Mac Gold Pool 3.000 04/01/43 2,855,828
8,077,263 Freddie Mac Gold Pool 3.000 04/01/43 7,404,927
895,538 Freddie Mac Gold Pool 3.500 05/01/43 843,471
1,287,425 Freddie Mac Gold Pool 3.000 08/01/43 1,179,253
925,923 Freddie Mac Gold Pool 3.000 08/01/43 847,979
915,237 Freddie Mac Gold Pool 3.500 08/01/43 862,027
334,896 Freddie Mac Gold Pool 4.500 10/01/43 330,810
443,038 Freddie Mac Gold Pool 4.000 11/01/43 428,002
796,529 Freddie Mac Gold Pool 3.500 02/01/44 749,624
662,573 Freddie Mac Gold Pool 4.000 02/01/44 639,780
5,257,215 Freddie Mac Gold Pool 4.000 02/01/44 5,077,998
288,638 Freddie Mac Gold Pool 4.000 04/01/44 278,663
367,691 Freddie Mac Gold Pool 4.500 05/01/44 363,205
666,089 Freddie Mac Gold Pool 4.000 06/01/44 640,907
1,044,371 Freddie Mac Gold Pool 4.000 08/01/44 1,006,130
771,911 Freddie Mac Gold Pool 3.500 09/01/44 725,891
1,116,984 Freddie Mac Gold Pool 3.500 11/01/44 1,050,159
1,552,942 Freddie Mac Gold Pool 3.500 12/01/44 1,460,030
874,516 Freddie Mac Gold Pool 3.500 01/01/45 822,193
1,857,320 Freddie Mac Gold Pool 3.000 02/01/45 1,695,938
2,216,505 Freddie Mac Gold Pool 3.500 03/01/45 2,083,892
1,272,011 Freddie Mac Gold Pool 4.000 03/01/45 1,226,478
909,870 Freddie Mac Gold Pool 3.000 04/01/45 828,745
1,935,223 Freddie Mac Gold Pool 3.500 04/01/45 1,819,428
4,638,040 Freddie Mac Gold Pool 3.500 07/01/45 4,360,548
3,400,480 Freddie Mac Gold Pool 4.500 07/01/45 3,362,127
10,099,152 Freddie Mac Gold Pool 3.000 08/01/45 9,265,373
7,652,938 Freddie Mac Gold Pool 3.500 10/01/45 7,214,681
1,446,292 Freddie Mac Gold Pool 4.000 11/01/45 1,392,574
2,750,931 Freddie Mac Gold Pool 3.500 12/01/45 2,584,176
6,568,072 Freddie Mac Gold Pool 3.000 03/01/46 5,948,202
2,033,072 Freddie Mac Gold Pool 3.500 03/01/46 1,908,275
1,064,482 Freddie Mac Gold Pool 4.000 03/01/46 1,024,064
4,829,837 Freddie Mac Gold Pool 3.000 04/01/46 4,370,519
4,680,501 Freddie Mac Gold Pool 3.500 05/01/46 4,388,354
3,584,811 Freddie Mac Gold Pool 3.500 08/01/46 3,374,514

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,258,873 Freddie Mac Gold Pool 3.000% 09/01/46 $ 6,555,407
2,883,767 Freddie Mac Gold Pool 4.000 09/01/46 2,770,702
2,644,103 Freddie Mac Gold Pool 3.000 11/01/46 2,385,807
9,535,414 Freddie Mac Gold Pool 3.000 11/01/46 8,571,582
3,258,541 Freddie Mac Gold Pool 3.000 11/01/46 2,941,076
1,906,803 Freddie Mac Gold Pool 3.000 12/01/46 1,720,038
2,392,118 Freddie Mac Gold Pool 3.500 12/01/46 2,239,094
4,430,484 Freddie Mac Gold Pool 3.000 02/01/47 3,995,373
1,413,763 Freddie Mac Gold Pool 3.500 02/01/47 1,319,388
1,151,686 Freddie Mac Gold Pool 4.000 02/01/47 1,105,336
1,757,190 Freddie Mac Gold Pool 3.500 05/01/47 1,644,044
1,607,558 Freddie Mac Gold Pool 3.000 08/01/47 1,447,586
2,093,086 Freddie Mac Gold Pool 3.000 11/01/47 1,878,854
3,194,513 Freddie Mac Gold Pool 3.000 12/01/47 2,867,699
9,922,411 Freddie Mac Gold Pool 3.000 01/01/48 8,948,803
3,460,971 Freddie Mac Gold Pool 3.000 02/01/48 3,101,139
2,475,843 Freddie Mac Gold Pool 3.500 03/01/48 2,312,249
2,112,596 Freddie Mac Gold Pool 3.500 05/01/48 1,963,899
1,606,016 Freddie Mac Gold Pool 4.000 05/01/48 1,526,986
2,257,600 Freddie Mac Gold Pool 3.500 07/01/48 2,099,628
2,346,362 Freddie Mac Gold Pool 4.000 07/01/48 2,249,991
4,366,189 Freddie Mac Gold Pool 4.000 08/01/48 4,186,622
811,926 Freddie Mac Gold Pool 4.500 09/01/48 794,992
3,446,272 Freddie Mac Gold Pool 4.000 10/01/48 3,304,178
1,983,673 Freddie Mac Gold Pool 4.500 12/01/48 1,950,263
1,035,015 Freddie Mac Gold Pool 4.500 02/01/49 1,016,951
2,857,855 Freddie Mac Gold Pool 3.500 05/01/49 2,641,801
3,835 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6.500 04/01/35 3,937
973 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.125%) 6.000 10/01/35 997
7,673 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.255%) 5.986 02/01/36 7,887
47 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.345%) 6.090 07/01/36 47
2,722 (d) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.595%) 5.595 09/01/36 2,768
8,074 (d) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.724%) 5.830 09/01/36 8,279
6,614 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.245%) 6.206 09/01/36 6,757
6,176 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5.960 01/01/37 6,385
1,079 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.765%) 5.929 02/01/37 1,107
347 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5.948 02/01/37 358
33,933 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.853%) 6.136 03/01/37 34,975
31,243 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5.959 04/01/37 32,267
13,945 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.602%) 6.596 04/01/37 14,276
2,467 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 2.086%) 7.007 05/01/37 2,522
8,199 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.248%) 5.895 06/01/37 8,418
1,013 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.750%) 6.375 06/01/37 1,037
22,807 (d) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.270%) 5.467 08/01/37 23,106
1,192 (d) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.520%) 5.973 09/01/37 1,209
162 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.795%) 6.545 09/01/37 166
16,510 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 2.055%) 7.055 04/01/38 17,242
4,458 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 2.004%) 6.884 06/01/38 4,590
1,616 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.625%) 6.375 07/01/38 1,660
2,759 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.861%) 6.486 06/01/40 2,840
4,204 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.886%) 6.136 01/01/41 4,336
2,172 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.880%) 6.880 05/01/41 2,250
45,564 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.860%) 6.449 08/01/41 47,081
32,116 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.750%) 6.500 09/01/41 33,506
5,909 (d) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.860%) 6.610 10/01/41 6,105
6,703,910 Freddie Mac Pool 1.500 04/01/37 6,028,470
9,710,353 Freddie Mac Pool 2.000 05/01/37 8,933,584
4,372,319 Freddie Mac Pool 4.000 07/01/49 4,184,735
2,598,946 Freddie Mac Pool 4.000 07/01/49 2,488,983
9,693,371 Freddie Mac Pool 3.000 11/01/49 8,710,480
9,146,971 Freddie Mac Pool 3.000 11/01/49 8,196,474
8,513,040 Freddie Mac Pool 3.000 02/01/50 7,645,349

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,897,501 Freddie Mac Pool 3.500% 04/01/50 $ 4,545,890
5,631,567 Freddie Mac Pool 2.000 07/01/50 4,591,234
10,522,504 Freddie Mac Pool 2.500 07/01/50 8,946,396
6,643,812 Freddie Mac Pool 3.500 07/01/50 6,154,481
8,059,174 Freddie Mac Pool 3.500 08/01/50 7,448,355
2,120,195 Freddie Mac Pool 4.000 11/01/50 2,029,146
6,129,220 Freddie Mac Pool 2.000 02/01/51 4,985,478
13,504,364 Freddie Mac Pool 2.500 04/01/51 11,449,330
5,843,998 Freddie Mac Pool 2.500 02/01/52 4,947,293
10,900,253 Freddie Mac Pool 3.000 03/01/52 9,628,671
11,239,356 Freddie Mac Pool 2.500 05/01/52 9,622,483
11,422,601 Freddie Mac Pool 2.500 05/01/52 9,662,744
5,185,869 Freddie Mac Pool 3.000 05/01/52 4,565,300
4,434,473 Freddie Mac Pool 4.000 06/01/52 4,246,856
5,302,623 Freddie Mac Pool 4.000 08/01/52 5,014,058
5,294,400 Freddie Mac Pool 3.500 10/01/52 4,859,209
4,716,548 Freddie Mac Pool 5.000 01/01/53 4,674,782
6,270,619 Freddie Mac Pool 6.500 10/01/54 6,482,798
6,635,650 Freddie Mac Pool 6.500 06/01/55 6,860,180
6,168 Ginnie Mae I Pool 3.000 12/15/26 6,138
363 Ginnie Mae I Pool 6.500 11/15/28 373
43 Ginnie Mae I Pool 7.500 11/15/28 43
2,041 Ginnie Mae I Pool 8.500 10/15/30 2,078
86 Ginnie Mae I Pool 8.500 12/15/30 90
41,189 Ginnie Mae I Pool 6.000 10/15/32 42,143
17,463 Ginnie Mae I Pool 5.500 05/15/33 17,855
1,417 Ginnie Mae I Pool 5.000 07/15/33 1,428
6,291 Ginnie Mae I Pool 5.500 07/15/33 6,329
9,184 Ginnie Mae I Pool 5.000 08/15/33 9,246
24,630 Ginnie Mae I Pool 5.500 09/15/33 25,348
29,911 Ginnie Mae I Pool 5.500 11/15/34 30,749
11,764 Ginnie Mae I Pool 6.500 01/15/35 12,104
43,400 Ginnie Mae I Pool 5.000 04/15/35 44,108
2,467 Ginnie Mae I Pool 5.000 11/15/35 2,508
1,422 Ginnie Mae I Pool 5.000 11/15/35 1,451
1,755 Ginnie Mae I Pool 5.500 03/15/36 1,802
1,430 Ginnie Mae I Pool 6.500 06/15/36 1,521
2,602 Ginnie Mae I Pool 5.000 09/15/36 2,656
1,598 Ginnie Mae I Pool 6.000 09/15/36 1,651
2,748 Ginnie Mae I Pool 5.000 12/15/36 2,805
46,882 Ginnie Mae I Pool 5.500 02/15/37 48,605
65,298 Ginnie Mae I Pool 6.000 04/15/37 68,792
4,800 Ginnie Mae I Pool 6.000 06/15/37 4,991
6,250 Ginnie Mae I Pool 6.000 12/15/37 6,511
28,433 Ginnie Mae I Pool 5.000 04/15/38 28,887
4,227 Ginnie Mae I Pool 5.500 06/15/38 4,395
12,620 Ginnie Mae I Pool 5.500 07/15/38 12,954
3,148 Ginnie Mae I Pool 5.500 08/15/38 3,273
32,576 Ginnie Mae I Pool 6.000 08/15/38 34,337
27,438 Ginnie Mae I Pool 6.000 08/15/38 28,383
3,146 Ginnie Mae I Pool 5.500 10/15/38 3,246
549 Ginnie Mae I Pool 5.500 11/15/38 571
30,179 Ginnie Mae I Pool 6.000 12/15/38 31,661
247 Ginnie Mae I Pool 6.500 12/15/38 260
6,789 Ginnie Mae I Pool 5.000 01/15/39 6,876
5,965 Ginnie Mae I Pool 5.000 02/15/39 6,089
513 Ginnie Mae I Pool 6.000 02/15/39 518
5,167 Ginnie Mae I Pool 4.500 03/15/39 5,143
75,745 Ginnie Mae I Pool 4.500 03/15/39 74,791
3,505 Ginnie Mae I Pool 4.500 04/15/39 3,475
77,933 Ginnie Mae I Pool 5.500 04/15/39 80,801
5,593 Ginnie Mae I Pool 4.000 05/15/39 5,395

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 95,427 Ginnie Mae I Pool 4.500% 05/15/39 $ 95,000
57,706 Ginnie Mae I Pool 5.000 05/15/39 58,666
3,188 Ginnie Mae I Pool 4.500 06/15/39 3,173
259,697 Ginnie Mae I Pool 4.500 06/15/39 256,443
433,529 Ginnie Mae I Pool 5.000 06/15/39 440,740
319,525 Ginnie Mae I Pool 5.000 06/15/39 323,485
7,070 Ginnie Mae I Pool 5.000 06/15/39 7,217
2,795 Ginnie Mae I Pool 5.000 06/15/39 2,829
2,874 Ginnie Mae I Pool 5.000 06/15/39 2,934
300,109 Ginnie Mae I Pool 4.000 07/15/39 287,570
3,260 Ginnie Mae I Pool 4.500 07/15/39 3,217
9,014 Ginnie Mae I Pool 4.500 07/15/39 8,901
352,195 Ginnie Mae I Pool 4.500 07/15/39 347,759
5,260 Ginnie Mae I Pool 5.000 07/15/39 5,369
17,818 Ginnie Mae I Pool 4.000 08/15/39 17,163
36,667 Ginnie Mae I Pool 5.000 08/15/39 37,121
793 Ginnie Mae I Pool 5.500 08/15/39 809
15,612 Ginnie Mae I Pool 6.000 08/15/39 16,070
2,738 Ginnie Mae I Pool 4.500 10/15/39 2,700
1,521 Ginnie Mae I Pool 5.000 10/15/39 1,553
8,446 Ginnie Mae I Pool 4.500 11/15/39 8,437
215,239 Ginnie Mae I Pool 4.500 12/15/39 214,077
128,024 Ginnie Mae I Pool 5.500 02/15/40 133,114
17,601 Ginnie Mae I Pool 4.000 03/15/40 16,963
3,185 Ginnie Mae I Pool 5.000 03/15/40 3,216
1,175 Ginnie Mae I Pool 4.500 04/15/40 1,163
32,792 Ginnie Mae I Pool 5.000 04/15/40 33,198
1,295 Ginnie Mae I Pool 4.500 05/15/40 1,275
38,259 Ginnie Mae I Pool 5.000 05/15/40 38,734
802,666 Ginnie Mae I Pool 4.500 06/15/40 796,638
2,520 Ginnie Mae I Pool 4.500 06/15/40 2,485
2,409 Ginnie Mae I Pool 4.500 06/15/40 2,374
70,945 Ginnie Mae I Pool 4.500 07/15/40 70,387
23,208 Ginnie Mae I Pool 4.500 07/15/40 22,849
60,363 Ginnie Mae I Pool 4.000 08/15/40 57,966
308,506 Ginnie Mae I Pool 4.000 08/15/40 294,047
26,303 Ginnie Mae I Pool 4.500 08/15/40 26,153
9,116 Ginnie Mae I Pool 4.000 10/15/40 8,704
109,433 Ginnie Mae I Pool 4.000 11/15/40 105,085
59,341 Ginnie Mae I Pool 3.500 12/15/40 55,799
321,462 Ginnie Mae I Pool 4.000 01/15/41 309,252
65,319 Ginnie Mae I Pool 4.000 02/15/41 62,796
106,587 Ginnie Mae I Pool 4.500 03/15/41 105,763
42,530 Ginnie Mae I Pool 4.000 07/15/41 40,860
65,135 Ginnie Mae I Pool 4.500 08/15/41 64,281
171,603 Ginnie Mae I Pool 4.000 09/15/41 163,535
27,709 Ginnie Mae I Pool 4.000 10/15/41 26,633
140,580 Ginnie Mae I Pool 3.500 11/15/41 132,619
343,901 Ginnie Mae I Pool 4.000 11/15/41 330,618
309,307 Ginnie Mae I Pool 3.500 04/15/42 291,503
706,086 Ginnie Mae I Pool 3.500 07/15/42 663,468
489,979 Ginnie Mae I Pool 3.000 01/15/43 447,449
2,219,184 Ginnie Mae I Pool 3.000 01/15/43 2,026,516
189,145 Ginnie Mae I Pool 3.000 04/15/43 172,725
224 Ginnie Mae II Pool 4.000 06/20/26 223
1,254 Ginnie Mae II Pool 3.500 11/20/26 1,249
37,690 Ginnie Mae II Pool 2.500 04/20/27 37,376
39,939 Ginnie Mae II Pool 2.500 09/20/27 39,489
105,323 Ginnie Mae II Pool 3.500 11/20/28 104,568
595 Ginnie Mae II Pool 8.500 10/20/30 617
108 Ginnie Mae II Pool 7.000 06/20/31 111
975,704 Ginnie Mae II Pool 3.000 08/20/32 943,631

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,737 Ginnie Mae II Pool 5.500% 12/20/32 $ 5,883
1,608 Ginnie Mae II Pool 5.000 07/20/33 1,620
23,680 Ginnie Mae II Pool 6.000 11/20/33 24,477
10,062 Ginnie Mae II Pool 5.500 05/20/34 10,373
15,104 Ginnie Mae II Pool 6.000 09/20/34 15,626
976 Ginnie Mae II Pool 5.000 10/20/34 984
8,061 Ginnie Mae II Pool 5.500 02/20/35 8,272
151,925 Ginnie Mae II Pool 5.000 03/20/35 153,157
47,041 Ginnie Mae II Pool 5.500 05/20/35 48,540
1,630 Ginnie Mae II Pool 5.000 09/20/35 1,652
14,146 Ginnie Mae II Pool 5.500 02/20/36 14,598
4,560 Ginnie Mae II Pool 5.500 05/20/36 4,682
45,275 Ginnie Mae II Pool 5.500 06/20/36 46,720
4,310 Ginnie Mae II Pool 6.000 10/20/36 4,518
2,552 Ginnie Mae II Pool 6.000 01/20/37 2,678
10,006 Ginnie Mae II Pool 6.000 02/20/37 10,504
34,350 Ginnie Mae II Pool 6.000 04/20/37 35,668
5,195 Ginnie Mae II Pool 6.000 08/20/37 5,459
4,434 Ginnie Mae II Pool 6.500 08/20/37 4,808
20,384 Ginnie Mae II Pool 6.500 11/20/37 22,102
1,171 Ginnie Mae II Pool 5.000 02/20/38 1,190
664 Ginnie Mae II Pool 5.500 05/20/38 678
14,014 Ginnie Mae II Pool 6.000 06/20/38 14,726
97,864 Ginnie Mae II Pool 5.000 07/20/38 99,123
97,811 Ginnie Mae II Pool 5.500 07/20/38 100,530
9,208 Ginnie Mae II Pool 6.000 08/20/38 9,800
38,443 Ginnie Mae II Pool 6.000 09/20/38 40,735
4,270 Ginnie Mae II Pool 6.500 10/20/38 4,433
2,025 Ginnie Mae II Pool 6.500 10/20/38 2,187
8,448 Ginnie Mae II Pool 6.500 11/20/38 9,020
154,597 Ginnie Mae II Pool 4.500 01/20/39 153,468
20,175 Ginnie Mae II Pool 6.500 01/20/39 21,894
2,071 Ginnie Mae II Pool 4.500 03/20/39 2,056
40,287 Ginnie Mae II Pool 5.500 03/20/39 41,971
1,390 Ginnie Mae II Pool 5.000 04/20/39 1,416
7,409 Ginnie Mae II Pool 4.000 05/20/39 7,154
18,344 Ginnie Mae II Pool 4.500 05/20/39 18,205
429,979 Ginnie Mae II Pool 5.000 05/20/39 436,843
4,081 Ginnie Mae II Pool 4.000 06/20/39 3,909
2,694 Ginnie Mae II Pool 5.000 06/20/39 2,746
39,201 Ginnie Mae II Pool 4.500 07/20/39 38,885
36,498 Ginnie Mae II Pool 5.000 07/20/39 37,192
4,225 Ginnie Mae II Pool 5.500 07/20/39 4,360
12,109 Ginnie Mae II Pool 4.000 08/20/39 11,610
9,500 Ginnie Mae II Pool 5.000 08/20/39 9,681
12,769 Ginnie Mae II Pool 5.000 09/20/39 13,181
4,043 Ginnie Mae II Pool 4.500 10/20/39 4,009
5,965 Ginnie Mae II Pool 4.500 11/20/39 5,915
7,189 Ginnie Mae II Pool 5.000 11/20/39 7,325
5,984 Ginnie Mae II Pool 4.500 12/20/39 5,934
226,587 Ginnie Mae II Pool 5.000 12/20/39 230,896
197,232 Ginnie Mae II Pool 4.500 01/20/40 195,589
3,291 Ginnie Mae II Pool 5.500 01/20/40 3,396
7,982 Ginnie Mae II Pool 4.500 04/20/40 7,915
1,657 Ginnie Mae II Pool 4.500 05/20/40 1,643
55,952 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.625 05/20/40 56,846
41,557 Ginnie Mae II Pool 5.000 06/20/40 42,450
282,789 Ginnie Mae II Pool 4.500 07/20/40 280,433
8,509 Ginnie Mae II Pool 5.000 07/20/40 8,671
20,581 Ginnie Mae II Pool 4.500 08/20/40 20,371
18,693 Ginnie Mae II Pool 4.500 09/20/40 18,525
6,154 Ginnie Mae II Pool 5.500 09/20/40 6,350

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,767 Ginnie Mae II Pool 6.500% 09/20/40 $ 4,951
12,398 Ginnie Mae II Pool 6.000 10/20/40 12,988
241,166 Ginnie Mae II Pool 4.000 11/20/40 233,303
104,382 Ginnie Mae II Pool 5.500 12/20/40 107,717
653,019 Ginnie Mae II Pool 4.000 01/20/41 628,507
180,777 Ginnie Mae II Pool 4.500 02/20/41 179,224
199,269 Ginnie Mae II Pool 4.500 04/20/41 197,547
45,562 Ginnie Mae II Pool 5.000 04/20/41 46,081
11,402 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.625 06/20/41 11,587
85,104 Ginnie Mae II Pool 4.000 07/20/41 81,848
289,595 Ginnie Mae II Pool 4.500 07/20/41 287,032
251,247 Ginnie Mae II Pool 5.000 07/20/41 256,019
119,331 Ginnie Mae II Pool 5.000 08/20/41 121,418
394,999 Ginnie Mae II Pool 4.000 09/20/41 379,802
8,324 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.375 09/20/41 8,455
500,756 Ginnie Mae II Pool 4.000 10/20/41 481,491
17,102 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.125 10/20/41 17,400
9,840 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.125 10/20/41 10,064
65,906 Ginnie Mae II Pool 5.500 10/20/41 68,010
663,459 Ginnie Mae II Pool 4.500 11/20/41 657,589
303,917 Ginnie Mae II Pool 5.000 11/20/41 309,512
67,781 Ginnie Mae II Pool 6.000 11/20/41 71,222
361,817 Ginnie Mae II Pool 3.500 01/20/42 342,942
44,569 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.625 02/20/42 45,240
172,984 Ginnie Mae II Pool 3.500 03/20/42 163,959
334,739 Ginnie Mae II Pool 4.500 03/20/42 331,777
698,683 Ginnie Mae II Pool 3.500 05/20/42 645,206
1,655,412 Ginnie Mae II Pool 3.500 05/20/42 1,569,048
381,412 Ginnie Mae II Pool 4.000 05/20/42 366,734
384,467 Ginnie Mae II Pool 3.500 07/20/42 364,407
58,732 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5.375 07/20/42 59,662
511,233 Ginnie Mae II Pool 3.000 08/20/42 468,749
662,207 Ginnie Mae II Pool 3.500 08/20/42 614,854
1,625,478 Ginnie Mae II Pool 3.500 08/20/42 1,540,666
306,459 Ginnie Mae II Pool 6.000 08/20/42 322,032
656,431 Ginnie Mae II Pool 3.500 10/20/42 622,179
760,787 Ginnie Mae II Pool 3.000 11/20/42 697,563
764,653 Ginnie Mae II Pool 3.000 12/20/42 689,303
897,817 Ginnie Mae II Pool 3.000 12/20/42 822,832
667,056 Ginnie Mae II Pool 3.000 01/20/43 611,344
1,141,026 Ginnie Mae II Pool 3.000 02/20/43 1,045,493
858,147 Ginnie Mae II Pool 3.000 02/20/43 785,481
204,378 Ginnie Mae II Pool 5.000 04/20/43 208,263
451,237 Ginnie Mae II Pool 3.000 05/20/43 413,080
688,200 Ginnie Mae II Pool 3.000 06/20/43 629,864
1,713,035 Ginnie Mae II Pool 3.500 06/20/43 1,581,893
1,503,193 Ginnie Mae II Pool 3.000 07/20/43 1,375,460
710,752 Ginnie Mae II Pool 3.500 07/20/43 673,550
2,864,708 Ginnie Mae II Pool 4.500 08/20/43 2,831,992
978,519 Ginnie Mae II Pool 3.500 09/20/43 924,877
314,363 Ginnie Mae II Pool 4.000 09/20/43 302,227
4,093,972 Ginnie Mae II Pool 3.500 10/20/43 3,879,122
1,866,944 Ginnie Mae II Pool 4.000 10/20/43 1,794,682
177,234 Ginnie Mae II Pool 3.500 11/20/43 167,928
333,943 Ginnie Mae II Pool 4.000 11/20/43 321,017
325,777 Ginnie Mae II Pool 4.500 12/20/43 322,055
358,957 Ginnie Mae II Pool 4.500 01/20/44 354,858
423,567 Ginnie Mae II Pool 3.500 02/20/44 400,888
572,455 Ginnie Mae II Pool 4.000 02/20/44 550,125
569,588 Ginnie Mae II Pool 4.000 05/20/44 547,311
597,430 Ginnie Mae II Pool 4.000 06/20/44 574,064
1,531,473 Ginnie Mae II Pool 3.500 07/20/44 1,446,308

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,815,965 Ginnie Mae II Pool 3.500% 10/20/44 $ 4,534,012
504,608 Ginnie Mae II Pool 4.500 10/20/44 498,715
1,099,006 Ginnie Mae II Pool 3.500 11/20/44 1,036,755
1,388,486 Ginnie Mae II Pool 3.000 12/20/44 1,252,633
2,578,234 Ginnie Mae II Pool 4.000 12/20/44 2,475,260
3,472,827 Ginnie Mae II Pool 3.500 02/20/45 3,274,353
2,060,322 Ginnie Mae II Pool 4.000 03/20/45 1,978,273
1,411,902 Ginnie Mae II Pool 3.000 04/20/45 1,282,711
3,032,440 Ginnie Mae II Pool 3.000 06/20/45 2,752,142
6,907,287 Ginnie Mae II Pool 3.000 07/20/45 6,268,279
2,366,150 Ginnie Mae II Pool 4.000 10/20/45 2,277,735
3,950,345 Ginnie Mae II Pool 4.000 11/20/45 3,784,955
1,788,663 Ginnie Mae II Pool 3.000 12/20/45 1,622,482
1,587,158 Ginnie Mae II Pool 3.500 12/20/45 1,492,097
8,447,586 Ginnie Mae II Pool 3.000 03/20/46 7,662,098
2,993,014 Ginnie Mae II Pool 3.000 04/20/46 2,707,072
1,805,426 Ginnie Mae II Pool 4.000 04/20/46 1,729,212
8,035,764 Ginnie Mae II Pool 3.000 05/20/46 7,286,042
4,923,764 Ginnie Mae II Pool 3.500 05/20/46 4,611,405
1,825,144 Ginnie Mae II Pool 3.000 06/20/46 1,654,717
1,115,021 Ginnie Mae II Pool 3.500 06/20/46 1,044,277
1,385,236 Ginnie Mae II Pool 3.000 07/20/46 1,255,849
2,379,885 Ginnie Mae II Pool 3.500 08/20/46 2,250,459
1,338,707 Ginnie Mae II Pool 3.000 09/20/46 1,213,594
5,479,207 Ginnie Mae II Pool 3.500 09/20/46 5,155,876
2,637,431 Ginnie Mae II Pool 3.000 10/20/46 2,390,872
1,460,193 Ginnie Mae II Pool 3.000 12/20/46 1,321,443
9,136,070 Ginnie Mae II Pool 3.000 01/20/47 8,281,275
1,040,561 Ginnie Mae II Pool 4.000 01/20/47 995,254
2,233,815 Ginnie Mae II Pool 4.000 04/20/47 2,134,115
2,386,799 Ginnie Mae II Pool 3.500 05/20/47 2,244,190
1,211,299 Ginnie Mae II Pool 3.500 06/20/47 1,142,416
1,530,339 Ginnie Mae II Pool 3.000 07/20/47 1,383,614
2,768,633 Ginnie Mae II Pool 4.500 07/20/47 2,732,320
2,867,950 Ginnie Mae II Pool 3.000 08/20/47 2,588,581
3,221,351 Ginnie Mae II Pool 3.500 08/20/47 3,036,158
5,696,902 Ginnie Mae II Pool 3.000 09/20/47 5,148,985
7,214,946 Ginnie Mae II Pool 4.000 09/20/47 6,894,081
5,146,180 Ginnie Mae II Pool 3.500 11/20/47 4,836,009
5,808,351 Ginnie Mae II Pool 3.500 12/20/47 5,445,704
2,430,021 Ginnie Mae II Pool 3.500 01/20/48 2,277,568
3,022,657 Ginnie Mae II Pool 4.000 05/20/48 2,890,367
2,236,461 Ginnie Mae II Pool 4.000 06/20/48 2,132,364
5,229,984 Ginnie Mae II Pool 3.500 07/20/48 4,900,242
2,359,218 Ginnie Mae II Pool 4.000 08/20/48 2,247,947
1,571,984 Ginnie Mae II Pool 5.000 08/20/48 1,586,631
1,494,796 Ginnie Mae II Pool 4.500 09/20/48 1,471,719
1,242,760 Ginnie Mae II Pool 5.000 10/20/48 1,256,446
1,048,173 Ginnie Mae II Pool 4.500 11/20/48 1,031,344
3,782,245 Ginnie Mae II Pool 3.500 12/20/48 3,543,781
2,401,918 Ginnie Mae II Pool 3.500 04/20/49 2,242,840
8,106,847 Ginnie Mae II Pool 4.500 04/20/49 8,009,231
2,482,882 Ginnie Mae II Pool 4.000 05/20/49 2,357,565
1,576,875 Ginnie Mae II Pool 3.500 06/20/49 1,475,511
3,600,519 Ginnie Mae II Pool 3.500 09/20/49 3,363,497
2,579,928 Ginnie Mae II Pool 3.500 11/20/49 2,408,493
20,868,028 Ginnie Mae II Pool 2.500 12/20/49 18,023,864
11,777,862 Ginnie Mae II Pool 3.000 02/20/50 10,557,857
5,523,491 Ginnie Mae II Pool 3.500 02/20/50 5,156,601
7,827,530 Ginnie Mae II Pool 3.500 04/20/50 7,302,751
7,621,468 Ginnie Mae II Pool 3.000 05/20/50 6,826,013
3,864,088 Ginnie Mae II Pool 2.000 08/20/50 3,193,944

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,752,641 Ginnie Mae II Pool 2.500% 08/20/50 $ 6,674,287
12,499,514 Ginnie Mae II Pool 2.500 10/20/50 10,768,613
29,897,111 Ginnie Mae II Pool 2.000 11/20/50 24,712,088
14,145,932 Ginnie Mae II Pool 2.500 12/20/50 12,178,213
19,547,747 Ginnie Mae II Pool 2.000 01/20/51 16,157,603
4,848,911 Ginnie Mae II Pool 2.500 01/20/51 4,178,878
17,381,515 Ginnie Mae II Pool 2.000 02/20/51 14,367,058
3,353,967 Ginnie Mae II Pool 1.500 04/20/51 2,657,010
13,786,532 Ginnie Mae II Pool 2.000 04/20/51 11,395,549
7,995,755 Ginnie Mae II Pool 2.500 04/20/51 6,883,913
11,764,215 Ginnie Mae II Pool 2.500 05/20/51 10,127,918
11,741,987 Ginnie Mae II Pool 2.000 06/20/51 9,705,587
2,808,650 Ginnie Mae II Pool 3.000 06/20/51 2,509,701
33,374,557 Ginnie Mae II Pool 2.500 07/20/51 28,730,418
5,072,797 Ginnie Mae II Pool 2.000 08/20/51 4,193,028
21,119,817 Ginnie Mae II Pool 2.500 08/20/51 18,180,950
6,330,129 Ginnie Mae II Pool 3.000 08/20/51 5,655,329
30,171,122 Ginnie Mae II Pool 2.500 09/20/51 25,983,718
8,693,304 Ginnie Mae II Pool 3.000 09/20/51 7,767,481
1,874,957 Ginnie Mae II Pool 3.000 10/20/51 1,675,919
61,789,895 Ginnie Mae II Pool 2.000 11/20/51 51,073,743
1,822,682 Ginnie Mae II Pool 3.500 11/20/51 1,688,714
14,206,882 Ginnie Mae II Pool 2.000 12/20/51 11,742,998
8,965,440 Ginnie Mae II Pool 2.500 12/20/51 7,718,266
10,661,624 Ginnie Mae II Pool 3.000 12/20/51 9,527,585
3,411,070 Ginnie Mae II Pool 3.500 01/20/52 3,157,474
8,494,796 Ginnie Mae II Pool 2.500 02/20/52 7,313,120
3,886,320 Ginnie Mae II Pool 3.500 02/20/52 3,598,575
7,749,455 Ginnie Mae II Pool 2.000 04/20/52 6,405,476
2,583,005 Ginnie Mae II Pool 2.500 04/20/52 2,223,690
3,883,691 Ginnie Mae II Pool 3.000 04/20/52 3,469,684
13,730,612 Ginnie Mae II Pool 2.000 05/20/52 11,349,327
6,116,588 Ginnie Mae II Pool 2.500 05/20/52 5,265,724
6,755,645 Ginnie Mae II Pool 3.000 05/20/52 6,035,484
7,303,246 Ginnie Mae II Pool 4.000 05/20/52 6,906,384
6,044,940 Ginnie Mae II Pool 3.000 06/20/52 5,400,638
8,233,592 Ginnie Mae II Pool 4.000 06/20/52 7,785,320
2,542,918 Ginnie Mae II Pool 3.000 07/20/52 2,274,409
2,560,078 Ginnie Mae II Pool 3.500 07/20/52 2,367,363
3,659,803 Ginnie Mae II Pool 4.500 07/20/52 3,564,498
3,680,902 Ginnie Mae II Pool 3.500 08/20/52 3,401,106
7,526,676 Ginnie Mae II Pool 4.000 08/20/52 7,113,880
5,333,726 Ginnie Mae II Pool 4.500 08/20/52 5,194,830
3,541,596 Ginnie Mae II Pool 5.000 08/20/52 3,534,932
1,338,209 Ginnie Mae II Pool 3.500 09/20/52 1,234,775
3,479,668 Ginnie Mae II Pool 4.000 09/20/52 3,292,493
21,686,509 Ginnie Mae II Pool 4.500 09/20/52 21,118,424
3,566,101 Ginnie Mae II Pool 5.000 09/20/52 3,551,015
6,150,693 Ginnie Mae II Pool 5.500 09/20/52 6,253,789
6,355,546 Ginnie Mae II Pool 4.000 10/20/52 6,020,701
1,718,972 Ginnie Mae II Pool 3.500 11/20/52 1,589,305
3,794,761 Ginnie Mae II Pool 4.500 11/20/52 3,694,189
15,906,723 Ginnie Mae II Pool 5.000 11/20/52 15,867,103
6,616,397 Ginnie Mae II Pool 5.500 11/20/52 6,721,062
4,325,903 Ginnie Mae II Pool 3.500 12/20/52 3,990,543
910,971 Ginnie Mae II Pool 4.000 12/20/52 860,904
1,984,196 Ginnie Mae II Pool 4.500 12/20/52 1,931,608
5,578,630 Ginnie Mae II Pool 5.500 12/20/52 5,662,384
2,823,122 Ginnie Mae II Pool 6.000 12/20/52 2,893,416
5,096,732 Ginnie Mae II Pool 3.500 01/20/53 4,726,682
2,165,063 Ginnie Mae II Pool 5.000 01/20/53 2,159,011
4,164,425 Ginnie Mae II Pool 6.000 01/20/53 4,266,434

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,321,874 Ginnie Mae II Pool 6.500% 01/20/53 $ 2,422,508
4,362,490 Ginnie Mae II Pool 2.500 02/20/53 3,765,129
3,755,190 Ginnie Mae II Pool 3.000 02/20/53 3,371,897
1,631,720 Ginnie Mae II Pool 4.000 02/20/53 1,542,365
3,648,858 Ginnie Mae II Pool 4.500 02/20/53 3,548,534
4,498,579 Ginnie Mae II Pool 5.000 02/20/53 4,481,266
3,861,789 Ginnie Mae II Pool 5.500 02/20/53 3,909,244
2,441,665 Ginnie Mae II Pool 4.500 03/20/53 2,374,533
10,829,269 Ginnie Mae II Pool 5.000 03/20/53 10,764,940
3,777,439 Ginnie Mae II Pool 5.500 03/20/53 3,834,059
1,801,349 Ginnie Mae II Pool 6.000 03/20/53 1,844,016
7,847,984 Ginnie Mae II Pool 4.000 04/20/53 7,417,905
1,792,046 Ginnie Mae II Pool 5.000 04/20/53 1,781,950
1,789,984 Ginnie Mae II Pool 5.500 04/20/53 1,816,815
1,366,224 Ginnie Mae II Pool 4.500 05/20/53 1,327,495
9,646,348 Ginnie Mae II Pool 5.000 05/20/53 9,607,545
2,699,985 Ginnie Mae II Pool 3.500 06/20/53 2,511,813
12,707,610 Ginnie Mae II Pool 5.500 06/20/53 12,890,401
2,484,982 Ginnie Mae II Pool 6.500 06/20/53 2,590,476
9,717,320 Ginnie Mae II Pool 4.500 07/20/53 9,435,611
6,749,847 Ginnie Mae II Pool 5.000 07/20/53 6,712,980
9,274,908 Ginnie Mae II Pool 5.500 07/20/53 9,397,005
4,733,198 Ginnie Mae II Pool 6.000 07/20/53 4,841,508
9,411,665 Ginnie Mae II Pool 5.500 08/20/53 9,541,259
1,566,013 Ginnie Mae II Pool 6.000 08/20/53 1,602,316
791,728 Ginnie Mae II Pool 7.000 08/20/53 824,232
4,267,814 Ginnie Mae II Pool 5.000 09/20/53 4,245,605
6,519,425 Ginnie Mae II Pool 6.000 09/20/53 6,658,030
4,799,365 Ginnie Mae II Pool 5.000 10/20/53 4,772,695
7,826,128 Ginnie Mae II Pool 6.000 11/20/53 8,024,140
4,947,208 Ginnie Mae II Pool 6.500 11/20/53 5,144,341
1,833,048 Ginnie Mae II Pool 7.000 11/20/53 1,903,917
1,847,898 Ginnie Mae II Pool 7.000 12/20/53 1,923,768
3,091,601 Ginnie Mae II Pool 5.500 01/20/54 3,141,580
3,893,893 Ginnie Mae II Pool 6.000 01/20/54 3,970,065
4,966,433 Ginnie Mae II Pool 6.500 01/20/54 5,168,554
2,830,902 Ginnie Mae II Pool 4.500 02/20/54 2,739,095
7,600,836 Ginnie Mae II Pool 5.000 02/20/54 7,560,547
4,432,541 Ginnie Mae II Pool 5.500 02/20/54 4,485,484
1,534,637 Ginnie Mae II Pool 6.000 02/20/54 1,565,976
1,151,100 Ginnie Mae II Pool 6.500 02/20/54 1,197,842
2,545,474 Ginnie Mae II Pool 6.000 03/20/54 2,594,547
4,512,242 Ginnie Mae II Pool 5.000 04/20/54 4,481,644
2,294,329 Ginnie Mae II Pool 5.500 04/20/54 2,323,473
3,751,053 Ginnie Mae II Pool 6.000 04/20/54 3,827,752
2,730,779 Ginnie Mae II Pool 5.000 05/20/54 2,709,461
13,133,257 Ginnie Mae II Pool 5.500 05/20/54 13,298,081
2,449,323 Ginnie Mae II Pool 4.500 06/20/54 2,369,638
5,795,059 Ginnie Mae II Pool 6.000 06/20/54 5,913,554
2,046,581 Ginnie Mae II Pool 6.500 06/20/54 2,136,726
5,139,694 Ginnie Mae II Pool 4.500 07/20/54 4,972,348
7,090,106 Ginnie Mae II Pool 6.000 07/20/54 7,222,782
4,046,245 Ginnie Mae II Pool 6.500 07/20/54 4,208,358
20,044,514 Ginnie Mae II Pool 5.500 08/20/54 20,218,208
7,866,731 Ginnie Mae II Pool 6.000 08/20/54 8,012,828
12,651,183 Ginnie Mae II Pool 5.500 09/20/54 12,783,345
5,205,499 Ginnie Mae II Pool 6.000 09/20/54 5,301,436
9,769,054 Ginnie Mae II Pool 4.500 10/20/54 9,449,957
4,577,600 Ginnie Mae II Pool 5.000 10/20/54 4,539,523
3,104,607 Ginnie Mae II Pool 6.500 10/20/54 3,226,861
11,086,790 Ginnie Mae II Pool 5.000 11/20/54 10,994,286
6,562,463 Ginnie Mae II Pool 5.500 11/20/54 6,626,181

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,177,882 Ginnie Mae II Pool 7.000% 11/20/54 $ 1,223,698
18,819,577 Ginnie Mae II Pool 5.000 12/20/54 18,662,072
1,611,807 Ginnie Mae II Pool 5.500 12/20/54 1,626,939
2,336,491 Ginnie Mae II Pool 6.500 12/20/54 2,428,132
5,063,792 Ginnie Mae II Pool 4.500 01/20/55 4,898,431
5,684,527 Ginnie Mae II Pool 5.000 02/20/55 5,634,986
4,881,398 Ginnie Mae II Pool 5.000 05/20/55 4,839,920
8,608,643 Ginnie Mae II Pool 5.500 05/20/55 8,671,645
7,123,321 Ginnie Mae II Pool 6.000 05/20/55 7,253,601
4,894,175 Ginnie Mae II Pool 5.000 06/20/55 4,852,127
8,956,411 Ginnie Mae II Pool 5.500 06/20/55 9,025,601
15,344,385 Ginnie Mae II Pool 5.500 07/20/55 15,459,768
4,457,829 Ginnie Mae II Pool 6.000 07/20/55 4,535,483
9,459,633 Ginnie Mae II Pool 6.000 08/20/55 9,624,418
4,601,929 Ginnie Mae II Pool 6.500 08/20/55 4,782,433
5,490,869 Government National Mortgage Association (GNMA) 2.500 10/20/51 4,727,062
5,516,360 Government National Mortgage Association (GNMA) 2.500 11/20/51 4,748,998
5,285,407 Government National Mortgage Association (GNMA) 3.000 11/20/51 4,721,976
TOTAL MORTGAGE BACKED 5,038,736,849
MUNICIPAL BONDS - 0.8%
200,000 Alabama Economic Settlement Authority 4.263 09/15/32 198,344
80,000 Alabama Federal Aid Highway Finance Authority 2.650 09/01/37 65,258
300,000 American Municipal Power, Inc 7.834 02/15/41 362,567
435,000 American Municipal Power, Inc 6.270 02/15/50 445,987
1,165,000 American Municipal Power, Inc 8.084 02/15/50 1,455,099
2,500,000 Bay Area Toll Authority 6.263 04/01/49 2,611,659
755,000 Bay Area Toll Authority 3.126 04/01/55 501,432
200,000 Board of Regents of the University of Texas System 3.852 08/15/46 163,040
700,000 Board of Regents of the University of Texas System 4.794 08/15/46 661,595
750,000 Board of Regents of the University of Texas System 2.439 08/15/49 456,039
340,000 California Earthquake Authority 5.603 07/01/27 343,094
100,000 California Health Facilities Financing Authority 4.190 06/01/37 93,736
100,000 California Health Facilities Financing Authority 4.353 06/01/41 90,865
200,000 California Institute of Technology 4.321 08/01/45 170,303
750,000 California Institute of Technology 3.650 09/01/19 466,298
200,000 California State University 3.899 11/01/47 161,731
1,000,000 California State University 2.897 11/01/51 689,723
750,000 California State University 2.975 11/01/51 491,699
950,000 California State University 2.939 11/01/52 642,563
2,000,000 California State University 5.183 11/01/53 1,860,118
720,000 Central Puget Sound Regional Transit Authority 5.491 11/01/39 731,684
1,665,000 Charlotte-Mecklenburg Hospital Authority 3.204 01/15/51 1,125,513
2,250,000 Chicago O'Hare International Airport 6.395 01/01/40 2,467,164
120,000 Chicago O'Hare International Airport 4.472 01/01/49 104,466
130,000 Chicago O'Hare International Airport 4.572 01/01/54 113,107
159,420 Chicago Transit Authority Sales Tax Receipts Fund 6.200 12/01/40 168,571
680,000 City of Atlanta GA Water & Wastewater Revenue 2.257 11/01/35 573,489
500,000 City of Chicago IL 5.879 01/01/31 502,119
690,000 City of Houston TX 3.961 03/01/47 583,365
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4.242 05/15/48 120,283
1,000,000 City of New York NY 4.610 09/01/37 975,083
1,000,000 City of New York NY 5.264 10/01/44 959,266
210,000 City of New York NY 6.291 02/01/45 218,684
655,000 City of New York NY 5.559 10/01/45 643,969
755,000 City of New York NY 5.094 10/01/49 705,853
1,000,000 City of New York NY 5.372 10/01/51 960,741
345,000 City of New York NY 5.263 10/01/52 325,630
1,440,000 City of New York NY 5.828 10/01/53 1,463,009
1,000,000 City of New York NY 5.114 10/01/54 914,706
1,000,000 City of New York NY 5.935 02/01/55 1,024,912
245,000 City of New York NY 6.385 02/01/55 255,725
470,000 City of New York NY 5.392 10/01/55 453,056

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 City of Riverside CA 3.857% 06/01/45 $ 876,077
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5.808 02/01/41 767,748
1,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5.469 02/01/45 1,003,043
1,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5.569 02/01/50 999,783
875,000 City of Tucson AZ 2.856 07/01/47 640,499
200,000 Commonwealth Financing Authority 4.014 06/01/33 194,536
100,000 Commonwealth Financing Authority 3.864 06/01/38 92,069
100,000 Commonwealth Financing Authority 4.144 06/01/38 93,714
645,000 Commonwealth Financing Authority 3.807 06/01/41 554,907
825,000 Commonwealth Financing Authority 2.991 06/01/42 633,024
1,000,000 Commonwealth of Massachusetts 3.769 07/15/29 992,496
173,084 Commonwealth of Massachusetts 4.110 07/15/31 172,823
100,000 Commonwealth of Massachusetts 3.277 06/01/46 78,666
750,000 Commonwealth of Massachusetts 2.900 09/01/49 510,594
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5.731 06/01/40 518,547
130,000 County of Broward FL Airport System Revenue 3.477 10/01/43 109,184
200,000 County of Clark Department of Aviation 6.820 07/01/45 221,560
135,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 123,173
510,000 County of Miami-Dade Seaport Department 6.224 11/01/55 524,021
1,000,000 County of Riverside CA 3.818 02/15/38 943,946
500,000 Dallas Area Rapid Transit 5.999 12/01/44 517,810
1,485,000 Dallas Area Rapid Transit 2.613 12/01/48 1,006,016
750,000 Dallas Area Rapid Transit 5.022 12/01/48 693,310
250,000 Dallas Fort Worth International Airport 2.994 11/01/38 215,130
235,000 Dallas Fort Worth International Airport 3.089 11/01/40 189,265
100,000 Dallas Fort Worth International Airport 3.144 11/01/45 75,587
255,000 Dallas Fort Worth International Airport 2.843 11/01/46 182,882
210,000 Dallas Fort Worth International Airport 2.919 11/01/50 145,331
235,000 Dallas Fort Worth International Airport 4.087 11/01/51 190,182
445,000 Dallas Fort Worth International Airport 4.507 11/01/51 379,151
350,000 Denver City & County School District No 4.242 12/15/37 337,482
445,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 372,267
500,000 Duke University 2.682 10/01/44 368,209
500,000 Duke University 2.757 10/01/50 317,899
500,000 Duke University 2.832 10/01/55 308,519
750,000 East Bay Municipal Utility District Water System Revenue 5.874 06/01/40 786,231
190,000 Empire State Development Corp 3.900 03/15/33 190,141
810,000 Empire State Development Corp 3.900 03/15/33 791,295
360,000 Foothill-Eastern Transportation Corridor Agency 4.094 01/15/49 292,372
300,000 Foothill-Eastern Transportation Corridor Agency 3.924 01/15/53 234,998
300,000 George Washington University 4.300 09/15/44 250,566
200,000 George Washington University 4.868 09/15/45 181,297
375,000 George Washington University 4.126 09/15/48 300,692
1,000,000 Golden State Tobacco Securitization Corp 3.487 06/01/36 857,780
490,000 Golden State Tobacco Securitization Corp 3.115 06/01/38 408,571
430,000 Golden State Tobacco Securitization Corp 3.714 06/01/41 341,068
450,000 Golden State Tobacco Securitization Corp 3.850 06/01/50 411,419
1,000,000 Golden State Tobacco Securitization Corp 4.214 06/01/50 758,375
970,000 Grand Parkway Transportation Corp 3.236 10/01/52 675,402
200,000 Health & Educational Facilities Authority of the State of Missouri 3.651 01/15/46 158,811
200,000 Health & Educational Facilities Authority of the State of Missouri 3.086 09/15/51 133,902
200,000 Health & Educational Facilities Authority of the State of Missouri 3.652 08/15/57 143,791
1,500,000 Idaho Energy Resources Authority 2.861 09/01/46 1,045,350
500,000 Illinois State Toll Highway Authority 6.184 01/01/34 531,963
385,000 Indiana Finance Authority 3.051 01/01/51 279,162
755,000 JobsOhio Beverage System 2.833 01/01/38 638,536
15,000 JobsOhio Beverage System 2.833 01/01/38 12,575
1,500,000 Kansas Development Finance Authority 2.774 05/01/51 1,043,618
240,000 Los Angeles Community College District 6.750 08/01/49 267,524
1,500,000 Los Angeles Department of Water & Power 6.574 07/01/45 1,591,049
588,109 Louisiana Local Government Environmental Facilities & Community Development Auth 5.081 06/01/31 595,773
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4.145 02/01/33 995,571

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5.048% 12/01/34 $ 1,025,199
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4.275 02/01/36 983,063
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4.475 08/01/39 800,792
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5.198 12/01/39 1,017,695
765,000 Maryland Economic Development Corp 5.433 05/31/56 744,183
940,000 Maryland Economic Development Corp 5.942 05/31/57 943,449
1,000,000 Maryland Health & Higher Educational Facilities Authority 3.052 07/01/40 783,668
1,000,000 Maryland Health & Higher Educational Facilities Authority 3.197 07/01/50 681,632
100,000 Massachusetts School Building Authority 5.715 08/15/39 103,246
200,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4.053 07/01/26 199,999
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6.731 07/01/43 107,044
940,000 Metropolitan Transportation Authority 6.648 11/15/39 998,643
1,510,000 Metropolitan Transportation Authority 7.336 11/15/39 1,751,336
25,000 Metropolitan Transportation Authority 5.175 11/15/49 23,355
960,000 Metropolitan Water Reclamation District of Greater Chicago 5.720 12/01/38 989,737
350,000 Michigan Finance Authority 3.384 12/01/40 292,562
235,000 Michigan State University 4.496 08/15/48 213,875
1,000,000 Michigan State University 4.165 08/15/22 712,588
770,000 Michigan Strategic Fund 3.225 09/01/47 584,593
500,000 Missouri Highway & Transportation Commission 5.445 05/01/33 513,990
232,000 Municipal Electric Authority of Georgia 6.637 04/01/57 248,991
462,000 Municipal Electric Authority of Georgia 6.655 04/01/57 499,033
702,000 New Jersey Economic Development Authority 7.425 02/15/29 736,408
1,335,000 New Jersey Turnpike Authority 7.414 01/01/40 1,579,467
1,000,000 New Jersey Turnpike Authority 7.102 01/01/41 1,154,735
2,385,000 New York City Municipal Water Finance Authority 5.440 06/15/43 2,301,578
1,415,000 New York City Transitional Finance Authority 4.375 05/01/37 1,363,366
1,000,000 New York State Dormitory Authority 5.228 07/01/35 1,029,004
120,000 New York State Dormitory Authority 5.628 03/15/39 123,217
24,763 New York State Dormitory Authority 5.600 03/15/40 25,077
200,000 New York State Dormitory Authority 4.946 08/01/48 177,044
1,000,000 New York State Dormitory Authority 5.832 07/01/55 1,040,827
1,000,000 North Texas Tollway Authority 6.718 01/01/49 1,092,539
605,000 Ohio Turnpike & Infrastructure Commission 3.216 02/15/48 444,965
523,807 Oklahoma Development Finance Authority 3.877 05/01/37 516,324
500,000 Oklahoma Development Finance Authority 4.623 06/01/44 486,435
750,000 Oklahoma Development Finance Authority 4.380 11/01/45 709,812
250,000 Oklahoma Development Finance Authority 4.714 05/01/52 228,579
308,897 Oregon School Boards Association 4.759 06/30/28 310,422
186,886 Oregon School Boards Association 5.680 06/30/28 189,570
1,000,000 Oregon State University 3.424 03/01/60 698,420
2,500,000 Pennsylvania Economic Development Financing Authority 5.689 06/01/54 2,517,116
500,000 Pennsylvania State University 2.790 09/01/43 382,536
205,000 Pennsylvania State University 2.840 09/01/50 137,836
750,000 Pennsylvania Turnpike Commission 6.105 12/01/39 803,915
300,000 Permanent University Fund-Texas A&M University System 3.660 07/01/47 246,755
200,000 Permanent University Fund-University of Texas System 3.376 07/01/47 150,824
1,215,000 Port Authority of New York & New Jersey 6.040 12/01/29 1,300,961
500,000 Port Authority of New York & New Jersey 5.647 11/01/40 523,176
300,000 Port Authority of New York & New Jersey 4.823 06/01/45 276,453
1,000,000 Port Authority of New York & New Jersey 5.310 08/01/46 984,244
200,000 Port Authority of New York & New Jersey 4.031 09/01/48 163,420
900,000 Port Authority of New York & New Jersey 3.139 02/15/51 652,182
400,000 Port Authority of New York & New Jersey 4.229 10/15/57 327,321
1,600,000 Port Authority of New York & New Jersey 3.175 07/15/60 1,033,356
2,200,000 Port Authority of New York & New Jersey 4.810 10/15/65 1,973,183
250,000 Port Authority of New York & New Jersey 3.287 08/01/69 159,088
1,000,000 Port of Morrow OR 2.543 09/01/40 764,441
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4.132 05/15/32 984,690
750,000 Regents of the University of California Medical Center Pooled Revenue 3.006 05/15/50 492,266
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4.563 05/15/53 1,278,826
750,000 Regents of the University of California Medical Center Pooled Revenue 3.256 05/15/60 476,957

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 750,000 Regents of the University of California Medical Center Pooled Revenue 3.706% 05/15/20 $ 471,147
500,000 Rutgers The State University of New Jersey 3.270 05/01/43 406,196
500,000 Rutgers The State University of New Jersey 3.915 05/01/19 330,061
175,000 Sales Tax Securitization Corp 4.637 01/01/40 170,320
1,125,000 Sales Tax Securitization Corp 3.238 01/01/42 919,447
200,000 Sales Tax Securitization Corp 3.587 01/01/43 170,647
1,000,000 Sales Tax Securitization Corp 3.820 01/01/48 800,515
200,000 Sales Tax Securitization Corp 4.787 01/01/48 183,109
100,000 Salt River Project Agricultural Improvement & Power District 4.839 01/01/41 96,256
500,000 San Diego County Water Authority 6.138 05/01/49 508,469
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4.655 10/01/27 930,542
1,000,000 San Joaquin Hills Transportation Corridor Agency 3.492 01/15/50 758,763
100,000 San Jose Redevelopment Agency Successor Agency 3.375 08/01/34 93,768
750,000 State Board of Administration Finance Corp 1.705 07/01/27 729,630
400,000 State Board of Administration Finance Corp 2.154 07/01/30 368,331
2,000,000 State Board of Administration Finance Corp 5.526 07/01/34 2,097,276
200,000 State of California 3.500 04/01/28 198,554
2,000,000 State of California 4.875 09/01/30 2,067,057
1,000,000 State of California 5.750 10/01/31 1,073,759
1,000,000 State of California 6.000 03/01/33 1,081,055
70,000 State of California 4.500 04/01/33 70,699
230,000 State of California 4.500 04/01/33 227,614
250,000 State of California 7.500 04/01/34 287,399
1,000,000 State of California 5.125 03/01/38 1,004,279
225,000 State of California 4.600 04/01/38 227,677
1,485,000 State of California 7.550 04/01/39 1,764,484
3,400,000 State of California 7.300 10/01/39 3,909,218
2,740,000 State of California 7.625 03/01/40 3,263,729
1,500,000 State of California 7.600 11/01/40 1,801,099
595,000 State of California 5.200 03/01/43 591,501
620,000 State of Connecticut 5.850 03/15/32 660,547
5,191,667 State of Illinois 5.100 06/01/33 5,290,445
996,154 State of Illinois 6.725 04/01/35 1,043,357
46,911 State of Oregon 5.892 06/01/27 47,474
600,000 State of Texas 4.631 04/01/33 598,919
46,865 State of Texas 5.517 04/01/39 48,056
1,000,000 State of Texas 4.681 04/01/40 976,176
200,000 State of Wisconsin 3.154 05/01/27 198,485
200,000 State of Wisconsin 3.954 05/01/36 189,212
583,000 State Public School Building Authority 5.000 09/15/27 590,129
100,000 Sumter Landing Community Development District 4.172 10/01/47 90,339
837,307 Texas Natural Gas Securitization Finance Corp 5.102 04/01/35 858,098
2,285,000 Texas Natural Gas Securitization Finance Corp 5.169 04/01/41 2,316,428
430,000 Texas Private Activity Bond Surface Transportation Corp 3.922 12/31/49 343,249
150,000 Texas Transportation Commission State Highway Fund 5.028 04/01/26 150,003
1,190,000 Texas Transportation Commission State Highway Fund 5.178 04/01/30 1,211,016
220,000 Trustees of Princeton University 5.700 03/01/39 233,571
500,000 Trustees of the University of Pennsylvania 2.396 10/01/50 289,987
100,000 Trustees of the University of Pennsylvania 4.674 09/01/12 80,137
500,000 Trustees of the University of Pennsylvania 3.610 02/15/19 312,410
205,000 United Nations Development Corp 6.536 08/01/55 216,519
1,000,000 University of California 1.316 05/15/27 971,935
500,000 University of California 3.349 07/01/29 490,119
1,000,000 University of California 1.614 05/15/30 907,940
200,000 University of California 3.931 05/15/45 183,891
200,000 University of California 4.131 05/15/45 181,007
1,500,000 University of California 3.071 05/15/51 1,003,348
860,000 University of California 4.858 05/15/12 702,702
200,000 University of California 4.767 05/15/15 160,341
500,000 University of Chicago 2.761 04/01/45 390,754
300,000 University of Chicago 4.003 10/01/53 234,818
750,000 University of Michigan 2.437 04/01/40 566,256

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 University of Michigan 3.599% 04/01/47 $ 824,638
500,000 University of Michigan 2.562 04/01/50 307,253
750,000 University of Michigan 3.504 04/01/52 544,644
500,000 University of Michigan 3.504 04/01/52 363,096
750,000 University of Michigan 4.454 04/01/22 582,344
1,500,000 University of Minnesota 4.048 04/01/52 1,201,512
500,000 University of Nebraska Facilities Corp 3.037 10/01/49 364,371
300,000 University of Southern California 3.028 10/01/39 244,467
200,000 University of Southern California 3.841 10/01/47 157,133
500,000 University of Southern California 2.805 10/01/50 313,481
200,000 University of Southern California 5.250 10/01/11 181,015
1,000,000 University of Virginia 2.256 09/01/50 572,368
1,600,000 University of Virginia 2.584 11/01/51 971,242
500,000 University of Virginia 3.227 09/01/19 280,531
375,000 Williamsburg Economic Development Authority 4.957 11/01/35 377,011
TOTAL MUNICIPAL BONDS 156,070,210
U.S. TREASURY SECURITIES - 43.7%
10,000,000 United States Treasury Note 4.125 01/31/27 10,030,859
75,000,000 United States Treasury Note 3.875 03/31/27 75,099,023
1,000,000 United States Treasury Note 3.750 04/30/27 999,576
77,000,000 United States Treasury Note 3.750 06/30/27 76,939,844
30,500,000 United States Treasury Note 3.875 07/31/27 30,511,914
30,000,000 United States Treasury Note 3.625 08/31/27 29,910,938
25,000,000 United States Treasury Note 3.500 09/30/27 24,877,930
15,000,000 United States Treasury Note 3.875 10/15/27 15,009,375
20,000,000 United States Treasury Note 3.500 10/31/27 19,892,969
65,000,000 United States Treasury Note 4.125 11/15/27 65,279,297
50,000,000 (a) United States Treasury Note 3.375 02/29/28 49,605,469
10,000,000 United States Treasury Note 3.750 04/15/28 9,986,328
98,000,000 United States Treasury Note 3.750 05/15/28 97,866,015
90,000,000 United States Treasury Note 3.875 06/15/28 90,119,531
30,000,000 United States Treasury Note 3.875 07/15/28 30,035,156
26,750,000 United States Treasury Note 3.500 03/15/29 26,513,848
80,500,000 United States Treasury Note 4.125 10/31/29 81,160,351
110,500,000 United States Treasury Note 4.125 11/30/29 111,415,078
40,000,000 United States Treasury Note 4.375 12/31/29 40,676,562
27,000,000 United States Treasury Note 4.250 01/31/30 27,341,719
7,200,000 United States Treasury Note 4.000 03/31/30 7,225,875
47,750,000 United States Treasury Note 3.875 04/30/30 47,697,773
190,000,000 United States Treasury Note 4.000 05/31/30 190,645,704
110,000,000 United States Treasury Note 3.875 06/30/30 109,832,422
38,500,000 United States Treasury Note 3.875 07/31/30 38,435,332
15,000,000 United States Treasury Note 3.500 11/30/30 14,724,023
161,000,000 United States Treasury Note 3.750 01/31/31 159,628,985
25,000,000 United States Treasury Note 3.875 03/31/31 24,919,922
62,000,000 United States Treasury Note 4.125 11/30/31 62,302,734
48,000,000 United States Treasury Note 4.500 12/31/31 49,140,000
60,000,000 United States Treasury Note 4.375 01/31/32 61,021,875
20,000,000 United States Treasury Note 4.125 02/29/32 20,074,219
7,000,000 United States Treasury Note 4.125 03/31/32 7,024,609
5,000,000 United States Treasury Note 4.000 04/30/32 4,981,445
100,000,000 United States Treasury Note 4.125 05/31/32 100,261,719
70,000,000 United States Treasury Note 4.125 06/30/32 69,680,078
35,000,000 United States Treasury Note 3.875 08/31/32 34,561,133
10,000,000 United States Treasury Note 3.875 09/30/32 9,869,531
30,000,000 United States Treasury Note 3.750 10/31/32 29,375,391
3,000,000 United States Treasury Note 3.750 11/30/32 2,936,133
29,000,000 United States Treasury Note 4.000 11/15/35 28,288,594
30,000,000 United States Treasury Note 4.125 02/15/36 29,531,250
2,500,000 United States Treasury Note 4.625 11/15/44 2,419,043
1,000,000 (a) United States Treasury Note 4.625 02/15/46 964,062
3,250,000 United States Treasury Note 4.500 11/15/54 3,036,211

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 36,950,000 United States Treasury Note 4.625% 02/15/55 $ 35,242,506
4,800,000 United States Treasury Note 4.750 05/15/55 4,673,813
9,500,000 United States Treasury Note 4.750 08/15/55 9,258,047
21,000,000 United States Treasury Note 4.625 11/15/55 20,064,844
28,500,000 United States Treasury Note 4.750 02/15/56 27,796,406
62,000,000 United States Treasury Note/Bond 1.500 01/31/27 60,870,801
30,000,000 United States Treasury Note/Bond 4.125 02/15/27 30,093,281
87,000,000 United States Treasury Note/Bond 1.875 02/28/27 85,538,671
45,000,000 (a) United States Treasury Note/Bond 4.250 03/15/27 45,217,265
96,900,000 United States Treasury Note/Bond 2.500 03/31/27 95,761,425
50,000,000 United States Treasury Note/Bond 4.500 04/15/27 50,380,662
11,000,000 United States Treasury Note/Bond 2.750 04/30/27 10,880,857
30,000,000 United States Treasury Note/Bond 4.500 05/15/27 30,220,313
40,000,000 United States Treasury Note/Bond 2.625 05/31/27 39,457,812
47,600,000 United States Treasury Note/Bond 4.625 06/15/27 48,046,250
5,000,000 United States Treasury Note/Bond 0.500 06/30/27 4,799,609
96,000,000 United States Treasury Note/Bond 3.250 06/30/27 95,332,500
111,000,000 United States Treasury Note/Bond 2.750 07/31/27 109,443,398
46,000,000 United States Treasury Note/Bond 2.250 08/15/27 45,029,688
120,000,000 United States Treasury Note/Bond 3.750 08/15/27 119,850,000
48,000,000 United States Treasury Note/Bond 3.125 08/31/27 47,529,375
30,000,000 United States Treasury Note/Bond 3.375 09/15/27 29,804,297
58,000,000 United States Treasury Note/Bond 4.125 09/30/27 58,237,890
163,000,000 United States Treasury Note/Bond 4.125 10/31/27 163,674,921
75,000,000 United States Treasury Note/Bond 0.625 11/30/27 71,144,531
128,500,000 United States Treasury Note/Bond 3.875 11/30/27 128,575,293
37,000,000 United States Treasury Note/Bond 3.875 12/31/27 37,026,015
48,800,000 United States Treasury Note/Bond 2.750 02/15/28 47,864,031
86,000,000 United States Treasury Note/Bond 4.000 02/29/28 86,282,188
14,500,000 United States Treasury Note/Bond 3.625 03/31/28 14,447,324
14,000,000 United States Treasury Note/Bond 3.500 04/30/28 13,911,406
66,000,000 United States Treasury Note/Bond 2.875 05/15/28 64,744,453
116,000,000 United States Treasury Note/Bond 3.625 05/31/28 115,542,344
20,000,000 United States Treasury Note/Bond 1.250 06/30/28 18,903,125
71,500,000 United States Treasury Note/Bond 4.000 06/30/28 71,798,848
81,000,000 United States Treasury Note/Bond 4.125 07/31/28 81,556,875
50,000,000 United States Treasury Note/Bond 1.125 08/31/28 46,914,063
40,000,000 United States Treasury Note/Bond 4.375 08/31/28 40,500,000
24,000,000 United States Treasury Note/Bond 4.625 09/30/28 24,459,375
10,000,000 United States Treasury Note/Bond 1.375 10/31/28 9,403,906
98,000,000 United States Treasury Note/Bond 4.875 10/31/28 100,499,765
85,000,000 United States Treasury Note/Bond 3.125 11/15/28 83,519,140
70,000,000 United States Treasury Note/Bond 1.500 11/30/28 65,914,843
47,500,000 United States Treasury Note/Bond 4.375 11/30/28 48,156,836
75,000,000 United States Treasury Note/Bond 3.750 12/31/28 74,850,586
50,000,000 United States Treasury Note/Bond 1.750 01/31/29 47,228,516
84,500,000 United States Treasury Note/Bond 4.000 01/31/29 84,882,891
50,000,000 United States Treasury Note/Bond 2.625 02/15/29 48,375,000
112,500,000 United States Treasury Note/Bond 4.250 02/28/29 113,791,993
50,000,000 United States Treasury Note/Bond 2.375 03/31/29 47,955,078
81,000,000 United States Treasury Note/Bond 4.125 03/31/29 81,673,945
30,000,000 United States Treasury Note/Bond 2.875 04/30/29 29,165,625
135,000,000 United States Treasury Note/Bond 4.625 04/30/29 138,058,594
92,000,000 United States Treasury Note/Bond 2.375 05/15/29 88,082,813
50,000,000 United States Treasury Note/Bond 2.750 05/31/29 48,378,906
162,000,000 United States Treasury Note/Bond 4.500 05/31/29 165,138,750
107,500,000 United States Treasury Note/Bond 4.250 06/30/29 108,801,758
136,500,000 United States Treasury Note/Bond 4.000 07/31/29 137,107,851
22,000,000 United States Treasury Note/Bond 1.625 08/15/29 20,472,891
79,000,000 United States Treasury Note/Bond 3.625 08/31/29 78,395,156
44,000,000 United States Treasury Note/Bond 3.500 09/30/29 43,470,625
44,000,000 United States Treasury Note/Bond 4.000 10/31/29 44,175,313

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 50,000,000 United States Treasury Note/Bond 3.875% 11/30/29 $ 49,988,281
15,000,000 United States Treasury Note/Bond 3.500 01/31/30 14,791,406
5,000,000 United States Treasury Note/Bond 4.000 02/28/30 5,018,945
50,000,000 United States Treasury Note/Bond 3.625 03/31/30 49,482,422
42,000,000 United States Treasury Note/Bond 3.500 04/30/30 41,360,156
50,000,000 United States Treasury Note/Bond 0.625 05/15/30 43,796,875
49,000,000 United States Treasury Note/Bond 3.750 05/31/30 48,701,406
75,000,000 United States Treasury Note/Bond 3.750 06/30/30 74,513,672
71,000,000 United States Treasury Note/Bond 4.000 07/31/30 71,224,648
37,000,000 United States Treasury Note/Bond 0.625 08/15/30 32,132,187
32,750,000 United States Treasury Note/Bond 4.125 08/31/30 33,002,021
20,000,000 United States Treasury Note/Bond 4.625 09/30/30 20,567,969
20,000,000 United States Treasury Note/Bond 4.875 10/31/30 20,778,906
30,000,000 United States Treasury Note/Bond 4.000 01/31/31 30,060,938
30,000,000 United States Treasury Note/Bond 1.125 02/15/31 26,299,219
35,000,000 United States Treasury Note/Bond 4.125 03/31/31 35,247,461
89,000,000 United States Treasury Note/Bond 1.625 05/15/31 79,373,399
8,000,000 United States Treasury Note/Bond 4.625 05/31/31 8,237,188
25,000,000 United States Treasury Note/Bond 4.250 06/30/31 25,315,430
56,000,000 United States Treasury Note/Bond 4.125 07/31/31 56,363,125
39,000,000 United States Treasury Note/Bond 1.250 08/15/31 33,849,258
9,000,000 United States Treasury Note/Bond 3.750 08/31/31 8,888,203
110,000,000 United States Treasury Note/Bond 3.625 09/30/31 107,916,016
18,200,000 United States Treasury Note/Bond 1.375 11/15/31 15,782,813
48,500,000 United States Treasury Note/Bond 1.875 02/15/32 43,007,754
41,000,000 United States Treasury Note/Bond 2.875 05/15/32 38,344,610
60,500,000 United States Treasury Note/Bond 2.750 08/15/32 55,955,410
18,000,000 United States Treasury Note/Bond 4.125 11/15/32 18,006,328
4,000,000 United States Treasury Note/Bond 3.500 02/15/33 3,848,750
93,250,000 United States Treasury Note/Bond 3.375 05/15/33 88,831,553
66,510,000 United States Treasury Note/Bond 3.875 08/15/33 65,291,516
54,000,000 United States Treasury Note/Bond 4.500 11/15/33 55,117,968
88,000,000 United States Treasury Note/Bond 4.000 02/15/34 86,803,750
21,250,000 United States Treasury Note/Bond 4.500 02/15/36 21,670,850
22,400,000 United States Treasury Note/Bond 5.000 05/15/37 23,706,375
133,483,000 United States Treasury Note/Bond 3.500 02/15/39 120,426,694
2,000,000 United States Treasury Note/Bond 4.500 08/15/39 1,980,937
44,850,000 United States Treasury Note/Bond 4.375 11/15/39 43,742,766
57,000,000 United States Treasury Note/Bond 1.125 05/15/40 35,905,547
32,500,000 United States Treasury Note/Bond 1.125 08/15/40 20,260,449
17,585,000 United States Treasury Note/Bond 3.875 08/15/40 16,117,752
127,500,000 United States Treasury Note/Bond 1.375 11/15/40 82,127,929
11,185,000 United States Treasury Note/Bond 4.250 11/15/40 10,664,198
76,500,000 United States Treasury Note/Bond 1.875 02/15/41 52,997,168
76,000,000 United States Treasury Note/Bond 2.250 05/15/41 55,376,094
26,350,000 United States Treasury Note/Bond 4.375 05/15/41 25,377,315
70,000,000 United States Treasury Note/Bond 1.750 08/15/41 46,798,828
10,000,000 United States Treasury Note/Bond 3.750 08/15/41 8,917,969
21,150,000 United States Treasury Note/Bond 2.000 11/15/41 14,626,547
48,300,000 United States Treasury Note/Bond 3.125 11/15/41 39,522,984
13,500,000 United States Treasury Note/Bond 2.375 02/15/42 9,837,598
18,550,000 United States Treasury Note/Bond 3.125 02/15/42 15,108,105
22,000,000 United States Treasury Note/Bond 3.000 05/15/42 17,532,969
5,500,000 United States Treasury Note/Bond 3.250 05/15/42 4,531,914
20,000,000 United States Treasury Note/Bond 2.750 08/15/42 15,293,750
70,000,000 United States Treasury Note/Bond 3.375 08/15/42 58,469,141
62,300,000 United States Treasury Note/Bond 4.000 11/15/42 56,374,199
40,300,000 United States Treasury Note/Bond 3.875 02/15/43 35,808,754
10,250,000 United States Treasury Note/Bond 2.875 05/15/43 7,872,080
73,500,000 United States Treasury Note/Bond 3.875 05/15/43 65,142,246
20,500,000 United States Treasury Note/Bond 4.375 08/15/43 19,349,277
56,800,000 United States Treasury Note/Bond 4.750 11/15/43 56,116,625

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 35,000,000 United States Treasury Note/Bond 4.500% 02/15/44 $ 33,470,117
32,000,000 United States Treasury Note/Bond 4.625 05/15/44 31,033,750
4,750,000 United States Treasury Note/Bond 4.125 08/15/44 4,309,512
16,000,000 United States Treasury Note/Bond 2.500 02/15/45 11,220,625
6,000,000 United States Treasury Note/Bond 2.875 08/15/45 4,454,766
7,000,000 United States Treasury Note/Bond 2.500 05/15/46 4,809,219
13,300,000 United States Treasury Note/Bond 2.875 11/15/46 9,721,988
13,000,000 United States Treasury Note/Bond 3.000 02/15/47 9,686,016
12,000,000 United States Treasury Note/Bond 2.750 08/15/47 8,491,406
45,000,000 United States Treasury Note/Bond 2.750 11/15/47 31,740,820
38,500,000 United States Treasury Note/Bond 3.000 02/15/48 28,390,742
48,500,000 United States Treasury Note/Bond 3.125 05/15/48 36,498,144
35,500,000 United States Treasury Note/Bond 3.000 08/15/48 26,053,672
35,000,000 United States Treasury Note/Bond 3.375 11/15/48 27,427,148
82,500,000 United States Treasury Note/Bond 3.000 02/15/49 60,254,004
10,500,000 United States Treasury Note/Bond 2.875 05/15/49 7,464,844
7,500,000 United States Treasury Note/Bond 2.250 08/15/49 4,664,941
8,615,000 United States Treasury Note/Bond 2.375 11/15/49 5,488,361
35,850,000 United States Treasury Note/Bond 1.250 05/15/50 17,013,346
28,000,000 United States Treasury Note/Bond 1.375 08/15/50 13,691,563
68,500,000 United States Treasury Note/Bond 1.625 11/15/50 35,740,410
50,000,000 United States Treasury Note/Bond 1.875 02/15/51 27,763,672
52,500,000 United States Treasury Note/Bond 2.375 05/15/51 32,843,262
44,575,000 United States Treasury Note/Bond 2.000 08/15/51 25,378,150
47,500,000 United States Treasury Note/Bond 1.875 11/15/51 26,093,457
45,000,000 United States Treasury Note/Bond 2.250 02/15/52 27,119,531
29,000,000 United States Treasury Note/Bond 2.875 05/15/52 20,111,953
30,000,000 United States Treasury Note/Bond 3.000 08/15/52 21,325,781
55,250,000 United States Treasury Note/Bond 4.000 11/15/52 47,469,678
34,600,000 United States Treasury Note/Bond 3.625 02/15/53 27,769,203
94,000,000 United States Treasury Note/Bond 3.625 05/15/53 75,372,578
56,000,000 United States Treasury Note/Bond 4.125 08/15/53 49,109,375
55,000,000 United States Treasury Note/Bond 4.750 11/15/53 53,476,758
83,000,000 United States Treasury Note/Bond 4.250 02/15/54 74,349,844
62,250,000 United States Treasury Note/Bond 4.625 05/15/54 59,353,916
39,000,000 United States Treasury Note/Bond 4.250 08/15/54 34,929,375
TOTAL U.S. TREASURY SECURITIES 9,243,873,698
TOTAL GOVERNMENT BONDS
(Cost $16,116,379,892) 15,040,814,260
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.4%
ASSET BACKED - 0.6%
475,000 Ally Auto Receivables Trust, Series 2024 1 4.940 10/15/29 480,266
420,000 Ally Auto Receivables Trust, Series 2025 1 4.080 06/16/31 418,301
105,243 American Airlines Pass Through Trust, Series 2015 2 3.600 09/22/27 103,977
109,640 American Airlines Pass Through Trust, Series 2016 1 3.575 01/15/28 108,105
336,088 American Airlines Pass Through Trust, Series 2016 2 3.200 06/15/28 327,437
473,285 American Airlines Pass Through Trust, Series 2016 3 3.000 10/15/28 458,607
170,250 American Airlines Pass Through Trust, Series 2017 1 3.650 02/15/29 165,526
505,818 American Airlines Pass Through Trust, Series 2020 A 3.150 02/15/32 471,011
950,000 American Express Credit Account Master Trust, Series 2024 3 4.650 07/15/29 957,104
2,000,000 American Express Credit Account Master Trust, Series 2025 1 4.560 12/17/29 2,016,001
500,000 American Express Credit Account Master Trust, Series 2025 2 4.280 04/15/30 501,731
1,000,000 American Express Credit Account Master Trust, Series 2023 2 4.800 05/15/30 1,015,202
1,595,000 American Express Credit Account Master Trust, Series 2025 4 4.300 07/15/30 1,602,028
500,000 American Express Credit Account Master Trust, Series 2023 4 5.150 09/16/30 512,437
1,665,000 American Express Credit Account Master Trust Series, Series 2025 5 4.510 07/15/32 1,682,123
497,592 AmeriCredit Automobile Receivables Trust, Series 2023 2 5.810 05/18/28 500,290
1,000,000 BA Credit Card Trust, Series 2023 A2 4.980 11/15/28 1,006,364
2,210,000 BA Credit Card Trust, Series 2025 A1 4.310 05/15/30 2,218,308
1,000,000 Benchmark Mortgage Trust, Series 2025 V18 5.184 10/15/58 1,019,140

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 475,000 BMW Vehicle Lease Trust, Series 2024 2 4.210% 02/25/28 $ 475,535
1,000,000 BMW Vehicle Lease Trust, Series 2025 2 4.030 05/25/29 995,219
1,000,000 BMW Vehicle Owner Trust, Series 2023 A 5.250 11/26/29 1,010,109
455,000 BMW Vehicle Owner Trust, Series 2024 A 5.040 04/25/31 461,060
10,000,000 Cantor Commercial Real Estate Lending, Series 2019 CF1 3.523 05/15/52 9,704,218
5,023,989 Cantor Commercial Real Estate Lending, Series 2019 CF1 3.623 05/15/52 4,959,796
3,000,000 Capital One MExecution Trust, Series 2024 A1 3.920 09/15/29 2,996,526
500,000 Capital One MExecution Trust, Series 2025 A1 3.820 09/15/30 496,978
500,000 Capital One MExecution Trust, Series 2025 A2 4.020 09/15/32 494,596
895,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4.620 07/16/29 899,624
500,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4.660 01/15/30 504,224
450,000 Carmax Auto Owner Trust, Series 2025 1 4.950 08/15/30 454,720
500,000 Carmax Auto Owner Trust, Series 2025 3 4.470 01/15/31 502,416
700,000 CarMax Auto Owner Trust, Series 2022 1 2.200 11/15/27 699,319
436,961 CarMax Auto Owner Trust, Series 2023 4 6.000 07/17/28 441,319
750,000 CarMax Auto Owner Trust, Series 2023 4 5.960 05/15/29 767,372
1,000,000 CarMax Auto Owner Trust, Series 2024 1 4.940 08/15/29 1,011,477
1,000,000 CarMax Auto Owner Trust, Series 2024 2 5.510 11/15/29 1,021,875
1,000,000 CarMax Auto Owner Trust, Series 2024 4 4.640 04/15/30 1,009,374
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3.000 02/10/28 495,603
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3.300 04/10/28 494,163
1,000,000 Carvana Auto Receivables Trust, Series 2024 P3 4.310 09/10/30 998,388
450,000 Carvana Auto Receivables Trust, Series 2024 P4 4.740 12/10/30 453,057
2,040,000 Chase Issuance Trust, Series 2025 A1 4.160 07/15/30 2,045,189
1,500,000 Chase Issuance Trust, Series 2023 A2 5.080 09/15/30 1,533,135
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A1 4.300 06/21/30 3,008,861
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A2 4.490 06/21/32 3,030,378
555,000 CNH Equipment Trust, Series 2023 B 5.460 03/17/31 567,816
575,000 CNH Equipment Trust, Series 2024 A 4.800 07/15/31 582,365
1,000,000 CNH Equipment Trust, Series 2024 B 5.230 11/17/31 1,020,289
1,000,000 CNH Equipment Trust, Series 2024 C 4.120 03/15/32 993,007
910,000 CNH Equipment Trust, Series 2025 A 4.540 09/15/32 917,222
475,000 Daimler Trucks Retail Trust, Series 2024 1 5.560 07/15/31 481,124
67,735 Delta Air Lines Pass Through Trust, Series 2015 1 3.625 07/30/27 66,909
201,340 Delta Air Lines Pass Through Trust, Series 2020 1 2.000 06/10/28 194,697
1,500,000 Discover Card Execution Note Trust, Series 2021 A2 1.030 09/15/28 1,480,224
419,219 Exeter Automobile Receivables Trust, Series 2022 1A 3.020 06/15/28 417,975
705,901 FedEx Corp Pass Through Trust, Series 2020 1 1.875 02/20/34 607,622
455,000 Ford Credit Auto Lease Trust, Series 2025 A 4.720 06/15/28 457,102
500,000 Ford Credit Auto Lease Trust, Series 2025 B 4.230 12/15/28 501,121
1,000,000 Ford Credit Auto Owner Trust, Series 2023 C 5.490 05/15/29 1,017,266
1,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5.010 09/15/29 1,013,037
710,000 Ford Credit Auto Owner Trust, Series 2024 C 4.110 07/15/30 708,749
500,000 Ford Credit Auto Owner Trust, Series 2024 D 4.660 09/15/30 504,595
500,000 Ford Credit Auto Owner Trust, Series 2025 B 3.950 07/15/31 495,315
710,000 (b) Ford Credit Floorplan Master Owner Trust A, Series 2024 3 4.300 09/15/29 710,812
435,000 Ford Credit Floorplan Master Owner Trust A, Series 2025 2 4.060 09/15/30 433,831
975,000 (b) Ford Credit Floorplan Master Owner Trust A Series, Series 2024 1 5.290 04/15/29 986,283
677,445 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K548 4.320 09/25/30 679,326
500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 172 4.581 08/25/35 499,220
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 173 4.600 09/25/35 999,438
870,000 GM Financial Automobile Leasing Trust, Series 2025 2 4.640 04/20/29 875,667
500,000 GM Financial Automobile Leasing Trust, Series 2025 3 4.200 08/20/29 499,986
485,000 Gm Financial Consumer Automobile Receivables Trust, Series 2025 3 4.300 09/16/31 487,385
389,131 GM Financial Consumer Automobile Receivables Trust, Series 2023 4 5.780 08/16/28 392,455
1,000,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 1 4.860 06/18/29 1,009,164
450,000 GM Financial Consumer Automobile Receivables Trust, Series 2025 1 4.730 08/16/30 454,833
1,000,000 Harley-Davidson Motorcycle Trust, Series 2024 A 5.290 12/15/31 1,016,815
620,000 Harley-Davidson Motorcycle Trust, Series 2024 B 4.280 04/15/32 621,025
1,000,000 Honda Auto Receivables Owner Trust, Series 2024 4 4.330 05/15/29 1,001,952
500,000 Honda Auto Receivables Owner Trust, Series 2023 4 5.660 02/21/30 506,993
1,500,000 Honda Auto Receivables Owner Trust, Series 2024 1 5.170 05/15/30 1,518,932

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 795,000 Honda Auto Receivables Owner Trust, Series 2024 2 5.210% 07/18/30 $ 806,346
475,000 Honda Auto Receivables Owner Trust, Series 2024 3 4.510 11/21/30 477,071
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4.640 05/21/31 1,008,599
500,000 Honda Auto Receivables Owner Trust, Series 2025 3 4.100 11/21/31 499,119
1,000,000 Hyundai Auto Receivables Trust, Series 2023 B 5.310 08/15/29 1,011,775
475,000 Hyundai Auto Receivables Trust, Series 2023 C 5.550 12/17/29 484,002
380,000 Hyundai Auto Receivables Trust, Series 2024 B 4.740 09/16/30 383,973
1,000,000 Hyundai Auto Receivables Trust, Series 2024 A 4.920 01/15/31 1,011,649
1,000,000 Hyundai Auto Receivables Trust, Series 2025 A 4.400 04/15/31 1,003,715
865,000 Hyundai Auto Receivables Trust, Series 2025 C 3.890 01/15/32 857,621
359,782 JetBlue Pass Through Trust, Series 2019 1 2.750 05/15/32 318,851
672,815 JetBlue Pass Through Trust, Series 2020 1 4.000 11/15/32 637,395
500,000 John Deere Owner Trust, Series 2025 B 4.170 12/17/29 501,000
1,000,000 John Deere Owner Trust, Series 2023 B 5.110 05/15/30 1,008,231
1,000,000 John Deere Owner Trust, Series 2023 C 5.390 08/15/30 1,012,739
1,000,000 John Deere Owner Trust, Series 2024 B 5.190 05/15/31 1,018,147
475,000 John Deere Owner Trust, Series 2024 C 4.150 08/15/31 475,160
1,000,000 John Deere Owner Trust 2024, Series 2024 A 4.910 02/18/31 1,012,006
750,000 John Deere Owner Trust 2025, Series 2025 A 4.230 09/17/29 752,096
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 A 5.320 02/15/30 479,707
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 B 4.220 06/17/30 475,646
1,000,000 Mercedes-Benz Auto Receivables Trust, Series 2022 1 5.250 02/15/29 1,005,914
450,000 Mercedes-Benz Auto Receivables Trust, Series 2025 1 4.920 04/15/31 457,224
905,000 Mercedes-Benz Auto Receivables Trust, Series 2024 1 4.790 07/15/31 914,392
500,000 Morgan Stanley BAML Trust, Series 2025 5C2 5.107 11/15/58 507,075
1,000,000 Nissan Auto Lease Trust, Series 2025 A 4.750 03/15/28 1,006,750
1,000,000 Nissan Auto Lease Trust, Series 2024 B 4.960 08/15/28 1,007,849
940,000 Nissan Auto Receivables Owner Trust, Series 2024 A 5.180 04/15/31 953,430
475,000 Nissan Auto Receivables Owner Trust, Series 2024 B 4.350 09/15/31 476,227
71,600 Santander Drive Auto Receivables Trust, Series 2023 5 6.020 09/15/28 71,646
829,810 Santander Drive Auto Receivables Trust, Series 2024 1 5.230 12/15/28 832,211
1,715,000 Santander Drive Auto Receivables Trust, Series 2025 2 4.670 08/15/29 1,720,680
462,660 Santander Drive Auto Receivables Trust, Series 2022 7 6.690 03/17/31 470,212
955,000 Synchrony Card Funding LLC, Series 2024 A1 5.040 03/15/30 963,355
1,230,000 Toyota Auto Receivables Owner, Series 2023 D 5.490 03/15/29 1,255,152
1,145,000 Toyota Auto Receivables Owner Trust, Series 2024 B 5.280 07/16/29 1,165,727
1,000,000 Toyota Auto Receivables Owner Trust, Series 2024 C 4.830 11/15/29 1,010,574
700,000 Toyota Auto Receivables Owner Trust, Series 2024 D 4.430 04/15/30 703,802
910,000 Toyota Auto Receivables Owner Trust, Series 2025 A 4.760 05/15/30 920,737
415,000 Toyota Auto Receivables Owner Trust, Series 2025 C 4.190 01/15/31 414,901
131,330 Union Pacific Railroad Co Pass Through Trust, Series 2015 1 2.695 05/12/27 129,373
814,016 United Airlines Pass Through Trust, Series 2020 A 5.875 10/15/27 827,614
110,298 United Airlines Pass Through Trust, Series 2016 1 3.100 07/07/28 107,399
240,886 United Airlines Pass Through Trust, Series 2016 2 2.875 10/07/28 232,360
931,353 United Airlines Pass Through Trust, Series 2018 1 3.500 03/01/30 904,764
244,534 United Airlines Pass Through Trust, Series 2019 1 4.150 08/25/31 239,188
182,841 United Airlines Pass Through Trust, Series 2019 2 2.700 05/01/32 168,055
1,625,000 Verizon Master Trust, Series 2024 3 5.340 04/22/30 1,646,426
1,000,000 Verizon Master Trust, Series 2024 6 4.170 08/20/30 999,865
1,425,000 Verizon Master Trust, Series 2025 5 4.400 06/20/31 1,431,034
2,730,000 Verizon Master Trust Series, Series 2024 4 5.210 06/20/29 2,737,627
475,000 Volkswagen Auto Lease Trust, Series 2024 A 5.200 12/20/28 477,443
500,000 Volkswagen Auto Lease Trust, Series 2025 A 4.560 03/20/30 503,201
1,000,000 Volkswagen Auto Loan Enhanced, Series 2023 2 5.570 04/22/30 1,017,405
500,000 Volkswagen Auto Loan Enhanced Trust, Series 2024 1 4.630 07/20/29 503,345
1,000,000 Volkswagen Auto Loan Enhanced Trust, Series 2023 1 5.010 01/22/30 1,007,139
500,000 Wells Fargo Commercial Mortgag, Series 2025 C65 4.999 10/15/58 496,032
3,000,000 WF Card Issuance Trust, Series 2024 A1 4.940 02/15/29 3,024,350
1,000,000 WF Card Issuance Trust, Series 2024 A2 4.290 10/15/29 1,004,093
1,000,000 World Omni Auto Receivables Trust, Series 2023 D 5.850 08/15/29 1,022,062
1,000,000 World Omni Auto Receivables Trust, Series 2024 A 4.840 10/15/29 1,010,760
1,000,000 World Omni Auto Receivables Trust, Series 2024 C 4.440 05/15/30 1,004,207

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,000,000 World Omni Auto Receivables Trust, Series 2024 B 5.230% 07/15/30 $ 1,016,209
1,000,000 World Omni Auto Receivables Trust, Series 2025 A 4.860 11/15/30 1,012,563
500,000 World Omni Auto Receivables Trust, Series 2025 C 4.190 11/17/31 499,181
1,000,000 World Omni Automobile Lease Securitization Trust, Series 2025 A 4.420 04/17/28 1,002,992
821,764 World Omni Select Auto Trust, Series 2024 A 4.980 02/15/30 824,305
TOTAL ASSET BACKED 137,190,739
OTHER MORTGAGE BACKED - 1.8%
2,500,000 BANK, Series 2020 BN30 1.650 12/15/53 2,233,951
1,500,000 BANK, Series 2020 BN30 1.925 12/15/53 1,323,232
500,000 (d) BANK, Series 2020 BN30 2.111 12/15/53 435,239
500,000 (d) BANK, Series 2020 BN30 2.445 12/15/53 426,877
1,958,532 BANK, Series 2021 BN31 1.771 02/15/54 1,739,514
1,000,000 BANK, Series 2021 BN31 2.036 02/15/54 885,093
500,000 (d) BANK, Series 2021 BN31 2.211 02/15/54 434,543
500,000 (d) BANK, Series 2021 BN31 2.383 02/15/54 425,756
500,000 (d) BANK, Series 2021 BN31 2.545 02/15/54 406,931
500,000 BANK, Series 2022 BNK43 4.399 08/15/55 486,035
500,000 (d) BANK, Series 2022 BNK43 5.228 08/15/55 454,066
800,000 BANK, Series 2023 BNK45 5.203 02/15/56 808,686
1,000,000 BANK, Series 2023 BNK46 5.745 08/15/56 1,041,685
1,000,000 BANK, Series 2024 BNK47 5.716 06/15/57 1,047,083
947,405 BANK, Series 2024 BNK48 4.775 10/15/57 937,096
1,000,000 (d) BANK, Series 2025 BNK49 5.623 03/15/58 1,042,449
2,000,000 (d) BANK, Series 2018 BN10 3.898 02/15/61 1,956,292
8,000,000 BANK, Series 2019 BN18 3.584 05/15/62 7,706,141
4,841,667 BANK, Series 2020 BN28 1.584 03/15/63 4,309,026
1,000,000 BANK, Series 2021 BN34 2.438 06/15/63 881,399
1,000,000 BANK, Series 2021 BN33 2.556 05/15/64 901,018
1,000,000 BANK, Series 2021 BN33 2.792 05/15/64 890,379
500,000 BANK, Series 2021 BN33 3.297 05/15/64 420,485
1,000,000 (b),(d) BANK, Series 2021 BN35 2.500 06/15/64 762,643
500,000 Bank5, Series 2025 5YR13 5.753 01/15/58 517,738
500,000 Bank5, Series 2025 5YR15 5.452 07/15/58 512,829
500,000 (d) BANK5, Series 2023 5YR3 6.724 09/15/56 522,970
1,731,227 BANK5, Series 2023 5YR4 6.500 12/15/56 1,798,855
2,000,000 BANK5, Series 2024 5YR7 5.769 06/15/57 2,063,626
658,000 BANK5, Series 2024 5YR9 5.614 08/15/57 676,839
1,000,000 BANK5, Series 2024 5YR11 5.893 11/15/57 1,038,852
500,000 (d) BANK5, Series 2024 5YR12 5.902 12/15/57 519,579
1,000,000 BANK5, Series 2025 5YR14 5.646 04/15/58 1,033,995
500,000 BANK5, Series 2025 5YR16 5.282 08/15/63 510,179
500,000 BANK5 Trust, Series 2024 5YR6 6.225 05/15/57 520,414
1,500,000 (d) Barclays Commercial Mortgage S, Series 2024 C26 6.094 05/15/57 1,571,120
500,000 Barclays Commercial Mortgage S, Series 2025 5C37 5.015 09/15/58 506,289
8,939,004 BBCMS Mortgage Trust, Series 2020 C6 2.690 02/15/53 8,404,281
500,000 BBCMS Mortgage Trust, Series 2022 C17 4.441 09/15/55 488,932
500,000 BBCMS Mortgage Trust, Series 2023 C20 5.310 07/15/56 512,610
1,000,000 (d) BBCMS Mortgage Trust, Series 2023 C21 6.000 09/15/56 1,060,910
955,000 BBCMS Mortgage Trust, Series 2023 C22 6.521 11/15/56 1,023,169
1,500,000 BBCMS Mortgage Trust, Series 2024 C24 5.419 02/15/57 1,538,371
2,000,000 BBCMS Mortgage Trust, Series 2024 5C25 5.946 03/15/57 2,066,964
500,000 BBCMS Mortgage Trust, Series 2024 5C27 6.014 07/15/57 519,004
500,000 BBCMS Mortgage Trust, Series 2024 5C29 5.208 09/15/57 509,206
500,000 BBCMS Mortgage Trust, Series 2024 C28 5.403 09/15/57 512,484
500,000 (d) BBCMS Mortgage Trust, Series 2024 C28 5.844 09/15/57 515,426
1,000,000 BBCMS Mortgage Trust, Series 2024 C30 5.532 11/15/57 1,034,886
500,000 BBCMS Mortgage Trust, Series 2024 5C31 5.609 12/15/57 516,024
1,000,000 BBCMS Mortgage Trust, Series 2025 5C33 5.839 03/15/58 1,040,246
750,000 BBCMS Mortgage Trust, Series 2025 C35 5.289 07/15/58 767,104
500,000 BBCMS Mortgage Trust, Series 2025 5C36 5.517 08/15/58 515,509
1,000,000 BBCMS Mortgage Trust, Series 2025 C32 5.433 02/15/62 1,027,442
1,000,000 (d) Benchmark Mortgage Trust, Series 2018 B1 3.878 01/15/51 970,106

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 116,339 Benchmark Mortgage Trust, Series 2018 B4 3.976% 07/15/51 $ 115,756
1,000,000 (d) Benchmark Mortgage Trust, Series 2018 B4 4.513 07/15/51 859,728
5,850,000 Benchmark Mortgage Trust, Series 2019 B11 3.542 05/15/52 5,659,771
1,000,000 (d) Benchmark Mortgage Trust, Series 2020 B16 2.944 02/15/53 911,410
1,500,000 (d) Benchmark Mortgage Trust, Series 2020 B16 3.176 02/15/53 1,326,964
1,500,000 (d) Benchmark Mortgage Trust, Series 2020 B16 3.641 02/15/53 1,251,809
2,000,000 (d) Benchmark Mortgage Trust, Series 2018 B7 4.510 05/15/53 1,993,210
5,000,000 Benchmark Mortgage Trust, Series 2020 B18 1.925 07/15/53 4,435,097
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1.704 12/17/53 2,241,582
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1.978 12/17/53 2,215,338
2,500,000 Benchmark Mortgage Trust, Series 2020 B22 1.685 01/15/54 2,235,420
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 1.973 01/15/54 1,319,958
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 2.163 01/15/54 1,288,353
1,917,205 Benchmark Mortgage Trust, Series 2021 B23 1.620 02/15/54 1,769,227
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 1.823 02/15/54 1,316,698
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 2.070 02/15/54 1,317,370
500,000 Benchmark Mortgage Trust, Series 2021 B23 2.095 02/15/54 382,929
500,000 Benchmark Mortgage Trust, Series 2021 B23 2.274 02/15/54 417,871
500,000 (d) Benchmark Mortgage Trust, Series 2021 B23 2.563 02/15/54 366,400
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2.577 04/15/54 899,076
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2.847 04/15/54 877,726
702,000 (d) Benchmark Mortgage Trust, Series 2021 B26 2.557 06/15/54 583,391
1,700,000 Benchmark Mortgage Trust, Series 2021 B26 2.613 06/15/54 1,525,958
500,000 Benchmark Mortgage Trust, Series 2021 B26 2.825 06/15/54 434,411
1,500,000 Benchmark Mortgage Trust, Series 2021 B27 2.512 07/15/54 1,291,581
500,000 (d) Benchmark Mortgage Trust, Series 2022 B36 4.470 07/15/55 484,505
500,000 (d) Benchmark Mortgage Trust, Series 2022 B36 5.119 07/15/55 455,893
500,000 Benchmark Mortgage Trust, Series 2024 V5 5.805 01/10/57 514,282
500,000 (d) Benchmark Mortgage Trust, Series 2024 V5 6.417 01/10/57 518,843
1,000,000 Benchmark Mortgage Trust, Series 2024 V8 5.707 07/15/57 1,026,890
730,000 Benchmark Mortgage Trust, Series 2024 V10 5.277 09/15/57 743,574
999,842 Benchmark Mortgage Trust, Series 2024 V11 5.423 11/15/57 1,024,011
1,330,000 Benchmark Mortgage Trust, Series 2024 V12 5.738 12/15/57 1,373,714
835,000 Benchmark Mortgage Trust, Series 2025 V13 5.216 02/15/58 848,926
500,000 (d) Benchmark Mortgage Trust, Series 2025 V16 5.439 08/15/58 513,663
500,000 Benchmark Mortgage Trust, Series 2025 B41 5.098 07/15/68 501,540
500,000 BENCHMARK Mortgage Trust, Series 2025 V14 5.660 04/15/57 516,747
500,000 BENCHMARK Mortgage Trust, Series 2025 V17 4.357 09/15/58 492,766
895,000 (d) BMARK, Series 2023 V4 6.841 11/15/56 936,239
1,500,000 (d) BMO Mortgage Trust, Series 2023 C4 5.117 02/15/56 1,513,902
2,000,000 (d) BMO Mortgage Trust, Series 2023 C6 5.956 09/15/56 2,099,824
910,000 BMO Mortgage Trust, Series 2023 5C2 6.673 11/15/56 947,394
1,000,000 BMO Mortgage Trust, Series 2023 C7 6.160 12/15/56 1,060,852
2,730,000 (d) BMO Mortgage Trust, Series 2024 C8 5.598 03/15/57 2,830,616
770,000 BMO Mortgage Trust, Series 2024 5C6 5.316 09/15/57 784,153
673,000 (d) BMO Mortgage Trust, Series 2024 C10 5.478 11/15/57 692,162
950,000 (d) BMO Mortgage Trust, Series 2024 5C7 5.888 11/15/57 966,675
577,000 (d) BMO Mortgage Trust, Series 2024 5C8 5.625 12/15/57 594,117
500,000 BMO Mortgage Trust, Series 2025 C11 5.687 02/15/58 521,388
500,000 (d) BMO Mortgage Trust, Series 2025 5C9 5.779 04/15/58 517,698
500,000 (d) BMO Mortgage Trust, Series 2025 C12 5.871 06/15/58 527,933
500,000 BMO Mortgage Trust, Series 2025 5C12 5.180 10/15/58 508,079
2,000,000 CD Mortgage Trust, Series 2017 CD3 3.631 02/10/50 1,957,687
1,000,000 (d) CD Mortgage Trust, Series 2017 CD5 3.684 08/15/50 980,023
1,750,000 CD Mortgage Trust, Series 2018 CD7 4.279 08/15/51 1,739,193
259,149 Citigroup Commercial Mortgage Trust, Series 2016 GC36 3.616 02/10/49 257,422
535,655 (d) COMM Mortgage Trust, Series 2015 LC19 4.408 02/10/48 522,622
3,000,000 COMM Mortgage Trust, Series 2019 GC44 3.263 08/15/57 2,789,931
650,000 (d) CSAIL Commercial Mortgage Trust, Series 2016 C6 4.871 01/15/49 626,366
10,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4.053 03/15/52 9,866,602
20,829 DBGS Mortgage Trust, Series 2018 C1 4.358 10/15/51 20,754
5,790,000 DBGS Mortgage Trust, Series 2018 C1 4.466 10/15/51 5,750,516

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 DBJPMortgage Trust, Series 2016 C1 3.539% 05/10/49 $ 992,475
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1.199 12/25/27 1,428,831
8,060,465 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1.603 12/25/27 7,750,589
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1.760 03/25/28 1,174,004
749,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1.369 04/25/28 709,414
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K505 4.819 06/25/28 3,034,399
2,834,843 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K744 1.712 07/25/28 2,694,815
8,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K506 4.650 08/25/28 8,082,934
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K508 4.740 08/25/28 1,011,077
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K507 4.800 09/25/28 2,026,318
725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K509 4.850 09/25/28 736,068
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K514 4.572 12/25/28 2,018,081
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K517 5.355 01/25/29 3,089,968
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K518 5.400 01/25/29 2,141,355
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K516 5.477 01/25/29 3,093,455
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K520 5.180 03/25/29 2,051,106
950,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K524 4.720 05/25/29 965,600
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K528 4.508 07/25/29 2,523,723
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K527 4.618 07/25/29 2,531,819
1,725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K529 4.791 09/25/29 1,756,382
4,545,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K530 4.792 09/25/29 4,628,158
3,838,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K531 4.630 10/25/29 3,889,467
2,925,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K532 4.250 11/25/29 2,929,472
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K535 4.690 11/25/29 2,031,206
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K534 4.700 11/25/29 1,015,816
3,015,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K533 4.230 12/25/29 3,017,446
500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K539 4.410 01/25/30 503,229
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series S K538 4.478 01/25/30 2,017,573
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K536 4.850 01/25/30 1,021,313
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K541 4.348 02/25/30 1,004,328
585,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K537 4.430 02/25/30 589,192
776,097 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1.229 03/25/30 736,526
500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K542 4.404 04/25/30 502,773
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K543 4.329 06/25/30 1,003,391
838,985 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1.101 08/25/30 782,525
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K753 4.400 10/25/30 1,005,487
1,756,745 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1.353 11/25/30 1,651,346
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K754 4.940 11/25/30 2,054,922
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K126 1.792 01/25/31 893,345
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1.846 01/25/31 8,087,480
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 2.108 01/25/31 2,726,551
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1.851 02/25/31 1,190,496
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K755 5.203 02/25/31 1,038,870
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1.749 03/25/31 887,726
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 2.020 03/25/31 1,810,182
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K129 1.647 05/25/31 878,680
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K756 4.963 05/25/31 4,117,480
10,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K757 4.456 08/25/31 10,062,028
3,600,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K758 4.680 10/25/31 3,658,861
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K760 4.550 01/25/32 1,010,004
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K759 4.800 01/25/32 2,043,966
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K761 4.400 06/25/32 1,000,751
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022 K148 3.500 07/25/32 2,854,699
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 160 4.500 08/25/33 2,001,493
4,748,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 162 5.150 12/25/33 4,940,139
1,500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 163 5.000 03/25/34 1,546,251
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 165 4.489 09/25/34 2,490,814
4,380,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 167 4.760 10/25/34 4,440,567
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 169 4.660 12/25/34 1,006,879
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 171 4.400 06/25/35 985,541
1,805,123 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2.007 07/25/35 1,563,284
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2.438 02/25/36 1,653,177

Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1521 2.184% 08/25/36 $ 1,598,642
1,740,000 (d) Freddie Mac Structured Certificates, Series S K526 4.543 07/25/29 1,758,295
1,350,000 (d) GS Mortgage Securities Trust, Series 2016 GS4 3.908 11/10/49 1,271,375
3,033 GS Mortgage Securities Trust, Series 2017 GS7 2.945 08/10/50 2,999
2,500,000 GS Mortgage Securities Trust, Series 2019 GC38 3.968 02/10/52 2,453,914
500,000 (d) GS Mortgage Securities Trust, Series 2019 GC38 4.309 02/10/52 472,311
988,421 GS Mortgage Securities Trust, Series 2020 GC45 2.898 02/13/53 961,495
4,000,000 (d) GS Mortgage Securities Trust, Series 2020 GC45 3.173 02/13/53 3,714,262
2,000,000 (d) GS Mortgage Securities Trust, Series 2020 GC45 3.405 02/13/53 1,796,623
2,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2.125 05/12/53 1,833,696
4,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2.377 05/12/53 3,668,963
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 1.721 12/12/53 2,683,392
2,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2.012 12/12/53 1,756,951
1,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2.224 12/12/53 863,975
812,517 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2.822 08/15/49 809,926
498,419 (d) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.938 03/17/49 492,376
492,092 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP6 3.109 07/15/50 486,570
1,893,661 JPMDB Commercial Mortgage Securities Trust, Series 2019 COR6 2.946 11/13/52 1,883,168
142,779 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3.306 04/15/48 140,908
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 5C1 5.635 03/15/58 1,032,676
290,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 C35 5.328 08/15/58 296,038
1,500,000 (d) Morgan Stanley Capital I Trust, Series 2018 L1 4.407 10/15/51 1,494,988
1,000,000 Morgan Stanley Capital I Trust, Series 2019 L2 4.071 03/15/52 986,309
750,000 Morgan Stanley Capital I Trust, Series 2019 H6 3.417 06/15/52 723,198
3,343,615 Morgan Stanley Capital I Trust, Series 2020 HR8 1.790 07/15/53 3,017,125
2,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2.438 05/15/54 1,817,718
1,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2.951 05/15/54 904,157
1,000,000 MSWF Commercial Mortgage Trust, Series 2023 1 5.472 05/15/56 1,025,370
1,500,000 (d) MSWF Commercial Mortgage Trust, Series 2023 2 6.014 12/15/56 1,593,174
248,651 UBS Commercial Mortgage Trust, Series 2017 C3 2.998 08/15/50 248,199
1,000,000 (d) UBS Commercial Mortgage Trust, Series 2017 C3 3.739 08/15/50 978,071
2,000,000 UBS Commercial Mortgage Trust, Series 2018 C12 4.296 08/15/51 1,985,072
2,400,000 (d) UBS Commercial Mortgage Trust, Series 2018 C14 5.245 12/15/51 2,237,462
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 NXS6 3.377 11/15/49 992,028
3,250,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 4.192 05/15/52 3,086,506
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C53 3.040 10/15/52 9,502,760
2,410,290 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 1.810 07/15/53 2,176,433
1,500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2.092 07/15/53 1,339,768
500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2.398 07/15/53 433,111
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C57 1.864 08/15/53 9,054,509
1,893,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C59 2.626 04/15/54 1,706,178
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 5C1 6.520 07/15/57 1,041,150
750,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5.309 08/15/57 766,606
500,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 5C2 5.920 11/15/57 519,639
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C3 6.096 01/15/58 1,047,044
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 C64 5.358 02/15/58 1,026,033
500,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C4 5.673 05/15/58 516,743
TOTAL OTHER MORTGAGE BACKED 375,119,867
TOTAL STRUCTURED ASSETS
(Cost $532,323,129) 512,310,606
TOTAL LONG-TERM INVESTMENTS
(Cost $22,469,084,487) 20,981,444,364

See Notes to Financial Statements
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
164,668,534 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680% (f) $ 164,668,534
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $164,668,534) 164,668,534
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 0.9%
$ 150,000,000 (g) Fixed Income Clearing Corporation 3.660 04/01/26 150,000,000
50,044,000 (h) Fixed Income Clearing Corporation 3.660 04/01/26 50,044,000
TOTAL REPURCHASE AGREEMENT 200,044,000
TREASURY DEBT - 0.1%
7,500,000 United States Treasury Bill 0.000 04/14/26 7,490,169
10,000,000 United States Treasury Bill 0.000 04/21/26 9,979,844
TOTAL TREASURY DEBT 17,470,013
TOTAL SHORT-TERM INVESTMENTS
(Cost $217,514,002) 217,514,013
TOTAL INVESTMENTS - 101.0%
(Cost $22,851,267,023) 21,363,626,911
OTHER ASSETS & LIABILITIES, NET - (1.0)% (202,423,998)
NET ASSETS - 100.0% $ 21,161,202,913
DGS1 1-Year Treasury Constant Maturity Rate
REIT Real Estate Investment Trust
RFUCCT6M FTSE USD IBOR Consumer Cash Fallbacks Term 6 Month
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $165,826,728.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $54,985,334 or 0.3% of Total
Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $150,015,250 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 1/31/28, valued at $153,000,000.
(h) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $50,049,088 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/15/27, valued at $51,045,027.

Core Bond
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
BANK LOAN OBLIGATIONS - 1.6%
AUTOMOBILES & COMPONENTS - 0.0%
$ 3,073,223 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .168% 05/06/30 $ 3,067,461
TOTAL AUTOMOBILES & COMPONENTS 3,067,461
CAPITAL GOODS - 0.1%
50,769 (a),(b) Air Comm Corporation, LLC, Delayed Draw Term Loan, (TSFR3M + 1.000%) 1 .000 12/11/31 50,960
1,038,877 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6 .436 12/11/31 1,042,738
520,139 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .418 09/08/32 516,003
1,657,427 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .532 05/17/28 1,172,629
987,500 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .168 11/03/31 988,581
556,315 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR3M + 3.250%) 7 .024 04/12/28 318,092
828,633 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .176 09/26/31 830,016
2,659,140 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 01/31/32 2,657,478
140,299 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .918 04/14/31 140,260
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/30/32 687,085
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .673 02/14/28 356,984
392,426 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .168 02/28/31 392,920
3,372,588 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .918 03/22/30 3,376,416
TOTAL CAPITAL GOODS 12,530,162
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,313,266 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 5 .668 08/12/32 1,302,957
255,997 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 2.750%) 6 .422 09/29/28 256,516
2,000,000 (a) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 1,897,220
1,912,620 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .450 10/31/31 1,866,402
1,990,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .166 03/03/32 1,992,497
1,718,227 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 5 .664 10/15/30 1,712,857
515,891 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .925 11/30/28 515,997
472,020 (a) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M + 4.000%) 7 .933 09/04/30 372,896
148,657 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .792 04/12/27 31,538
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,948,880
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
299,724 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .168 07/16/32 295,227
2,371,060 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .660 10/16/31 2,373,135
1,542,013 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .167 11/08/32 1,543,092
3,472,286 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .173 04/23/31 3,467,946
3,791,297 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .168 01/30/31 3,765,441
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,444,841
CONSUMER DURABLES & APPAREL - 0.1%
2,462,483 (a) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .162 07/31/28 2,459,787
1,809,750 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .282 05/30/28 1,815,966
617,934 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 1.750%) 5 .418 11/08/32 620,251
220,692 (a) SRAM, LLC , Term Loan B, (TSFR1M + TSFR6M + 2.250%) 5 .933 02/27/32 220,003
TOTAL CONSUMER DURABLES & APPAREL 5,116,007
CONSUMER SERVICES - 0.2%
3,560,352 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .418 09/23/30 3,556,809
313,914 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .168 08/17/28 314,209
1,275,750 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 02/06/30 1,242,262
997,927 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/31/31 867,159
643,437 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.500%) 7 .200 06/25/29 646,256
1,783,759 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 01/29/29 1,752,543
5,058,563 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .450 11/29/30 5,015,565
829,360 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .176 12/16/30 828,323
368,136 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .544 03/15/28 370,950
492,890 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .675 04/16/29 493,506
1,004,709 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .200 11/30/29 883,787

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 298,856 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168% 05/03/29 $ 300,017
TOTAL CONSUMER SERVICES 16,271,386
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 11/22/28 809,728
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 809,728
ENERGY - 0.0%
337,610 (a) Buckeye Partners, L.P., Term Loan B7, (TSFR1M + 1.750%) 5 .418 11/22/32 339,227
1,228,125 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .668 03/22/29 1,218,153
725,680 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 5 .926 10/05/28 727,494
TOTAL ENERGY 2,284,874
FINANCIAL SERVICES - 0.1%
1,517,863 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 6 .668 11/26/32 1,496,044
685,808 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .425 06/24/30 687,951
3,376,779 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .418 06/24/31 3,363,913
TOTAL FINANCIAL SERVICES 5,547,908
FOOD, BEVERAGE & TOBACCO - 0.1%
584,258 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .461 11/26/27 572,155
1,158,300 (a) Aspire Bakeries Holdings LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6 .668 12/23/30 1,161,196
2,170,086 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .418 02/12/31 2,120,858
142,189 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5 .877 09/30/31 139,590
137,931 (a),(b) Sauer Brands Inc, Delayed Draw Term Loan, (TSFR1M + 3.000%) 3 .000 02/19/32 138,276
1,451,103 (a) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6 .667 02/19/32 1,454,731
821,285 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .200 01/29/32 821,971
TOTAL FOOD, BEVERAGE & TOBACCO 6,408,777
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,457,247 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M + 3.750%) 7 .418 01/15/31 3,469,140
448,504 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .170 09/20/32 447,663
1,936,287 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .100 01/08/29 1,947,420
1,059,439 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/23/28 1,062,220
516,970 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .668 12/03/31 514,385
1,926,266 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 12/19/30 1,929,281
707,667 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 6 .918 11/26/31 686,525
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,056,634
INSURANCE - 0.2%
652,012 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .668 11/06/30 632,940
1,970,113 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .168 09/19/31 1,957,238
311,801 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7 .918 09/19/30 307,908
4,410,113 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .168 06/16/31 4,308,966
3,378,488 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .920 06/20/30 3,374,754
931,487 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 09/15/31 931,487
4,633,579 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 07/31/31 4,555,805
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .450 05/06/31 908,727
3,917,836 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .950 09/27/30 3,919,409
1,937,779 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .950 11/23/29 1,933,672
TOTAL INSURANCE 22,830,906
MATERIALS - 0.1%
630,412 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .518 09/07/27 631,793
3,652,072 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .843 04/13/29 3,493,115
488,338 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 5 .667 06/12/31 489,339
194,549 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .532 02/15/30 195,401
749,787 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8 .018 03/29/29 0
749,849 (a) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M + 3.500%) 5 .333 01/30/31 612,769
2,824,370 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .918 03/03/31 2,691,682
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (TSFR1M + 3.500%) 7 .176 09/30/31 130,672
1,253,413 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .168 09/30/31 1,252,479
TOTAL MATERIALS 9,497,250
MEDIA & ENTERTAINMENT - 0.0%
855,656 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .735 10/31/28 853,251
TOTAL MEDIA & ENTERTAINMENT 853,251
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
565,479 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/29/32 566,044

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 205,381 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .768% 11/15/27 $ 205,423
1,100,823 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .918 05/05/28 1,106,327
2,493,891 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .918 05/19/31 2,382,290
3,088,768 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 6 .418 12/12/31 3,082,328
205,211 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/20/29 204,272
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,546,684
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
419,707 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .168 01/31/30 422,330
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 422,330
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,483,788 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .437 11/13/31 1,427,218
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,427,218
SOFTWARE & SERVICES - 0.2%
104,994 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.168%, PIK 7.500%) 11 .168 08/01/28 93,853
2,661,642 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 2.750%) 6 .417 11/25/31 2,587,888
1,752,168 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .673 07/30/31 1,629,332
637,361 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5 .668 01/23/32 633,578
2,487,500 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .675 04/21/32 2,488,284
9,975 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .418 05/01/31 9,214
1,759,209 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .168 10/09/29 1,713,759
2,068,815 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .168 05/30/31 2,032,228
3,054,781 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 09/12/29 3,029,136
1,957,594 (a) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6 .668 06/17/31 1,873,270
2,449,134 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .418 01/31/30 2,401,903
97,137 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .044 05/15/28 96,772
516,064 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .544 05/15/28 243,840
453,625 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 6 .961 04/24/28 435,607
1,115,466 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .450 10/03/31 1,027,623
508,287 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .167 02/10/31 486,401
2,450,000 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .418 09/28/29 2,378,448
TOTAL SOFTWARE & SERVICES 23,161,136
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
970,050 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .421 11/30/29 940,571
108,755 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .935 09/22/31 109,163
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,049,734
TELECOMMUNICATION SERVICES - 0.0%
940,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 6 .787 10/15/29 935,728
1,396,077 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3 .641 03/11/30 1,373,727
TOTAL TELECOMMUNICATION SERVICES 2,309,455
TRANSPORTATION - 0.0%
1,597,411 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .417 03/21/31 1,587,427
483,844 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .918 04/20/28 480,215
509,194 (a) XPO Logistics, Inc., Term Loan (2028), (Prime + TSFR1M + 1.250%) 6 .459 05/24/28 511,304
TOTAL TRANSPORTATION 2,578,946
UTILITIES - 0.1%
1,557,257 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 10/28/31 1,560,598
2,336,164 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .153 05/17/30 2,343,324
864,827 (a) Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%) 5 .418 12/20/30 867,080
TOTAL UTILITIES 4,771,002
TOTAL BANK LOAN OBLIGATIONS
(Cost $162,882,207) 159,934,570
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
MATERIALS - 0.0%
7,740 (c) Kleopatra Finco Sarl 10,611
7,740 (c) Kleopatra Finco Sarl 10,611
7,740 (c) Kleopatra Finco Sarl 10,611
7,740 (c) Kleopatra Finco Sarl 10,610
7,740 (c) Kleopatra Finco Sarl 10,610
7,740 (c) Kleopatra Finco Sarl 10,610

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
7,740 (c) Kleopatra Finco Sarl $ 10,610
7,740 (c) Kleopatra Finco Sarl 10,610
7,740 (c) Kleopatra Finco Sarl 10,610
TOTAL MATERIALS 95,493
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (c) Bright Bidco BV 3,637
7,607 (c) Bright Bidco BV 2,662
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,299
TELECOMMUNICATION SERVICES - 0.0%
5,099 (c) Altice France Lux 3 S.A. 84,869
TOTAL TELECOMMUNICATION SERVICES 84,869
TRANSPORTATION - 0.0%
726 (c) MLN US Holdco LLC 36
TOTAL TRANSPORTATION 36
TOTAL COMMON STOCKS
(Cost $1,177,807) 186,697
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30 .0%
AUTOMOBILES & COMPONENTS - 0.5%
$ 350,000 (d) Clarios Global LP 6 .750% 02/15/30 357,875
580,000 (d) Cyprium Corp 6 .125 04/15/31 571,774
164,000 Dana, Inc 4 .250 09/01/30 155,153
4,000,000 (d) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 4,014,163
5,800,000 General Motors Financial Co, Inc 4 .900 10/06/29 5,828,897
3,550,000 General Motors Financial Co, Inc 5 .850 04/06/30 3,674,372
12,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 10,944,442
9,350,000 General Motors Financial Co, Inc 5 .600 06/18/31 9,569,736
2,000,000 Goodyear Tire & Rubber Co 5 .000 07/15/29 1,892,623
5,000,000 (e) Goodyear Tire & Rubber Co 5 .250 04/30/31 4,510,458
500,000 (d) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 499,819
1,360,000 (d) Phinia, Inc 6 .625 10/15/32 1,382,292
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 760,727
3,665,000 (d) ZF North America Capital, Inc 6 .750 04/23/30 3,545,456
505,000 (d) ZF North America Capital, Inc 7 .500 03/24/31 496,069
TOTAL AUTOMOBILES & COMPONENTS 48,203,856
BANKS - 6.5%
1,500,000 (d) Akbank T.A.S. 6 .800 06/22/31 1,493,582
1,500,000 (d) Akbank TAS 7 .498 01/20/30 1,525,846
1,725,000 (d),(f),(g) Akbank TAS 0 .000 N/A 1,640,632
5,000,000 (d),(f),(g) Australia & New Zealand Banking Group Ltd 6 .750 N/A 5,005,020
3,800,000 (f),(g) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,105,448
1,725,000 (d),(e) Banco Bradesco S.A. 6 .500 01/22/30 1,782,443
1,428,000 (d),(g) Banco Davivienda S.A. 8 .125 07/02/35 1,445,136
700,000 (d),(f),(g) Banco de Credito e Inversiones S.A. 8 .750 N/A 735,791
2,000,000 (d) Banco do
Brasil
S.A. 6 .000 03/18/31 2,017,262
1,325,000 (d) Banco Internacional del Peru SAA Interbank 4 .800 07/15/31 1,302,608
2,000,000 (d),(f),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 2,055,000
2,725,000 (d) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 2,671,623
3,500,000 (d) Banco Santander Chile 4 .550 11/20/30 3,454,080
7,400,000 (f),(g) Banco Santander S.A. 9 .625 N/A 8,544,580
2,600,000 (g) Bancolombia S.A. 8 .625 12/24/34 2,726,453
1,800,000 (d) Bangkok Bank PCL 5 .650 07/05/34 1,847,753
2,400,000 (d) Bangkok Bank PCL 5 .082 11/26/35 2,349,152
2,600,000 (d),(g) Bangkok Bank PCL 3 .466 09/23/36 2,337,619
4,000,000 (d),(g) Bank Hapoalim BM, Reg S 3 .255 01/21/32 3,944,482
1,250,000 (d) Bank Hapoalim BM, Reg S 5 .252 01/14/33 1,233,121
13,880,000 Bank of America Corp 2 .592 04/29/31 12,822,835
45,500,000 Bank of America Corp 5 .288 04/25/34 46,053,047
30,375,000 Bank of America Corp 5 .744 02/12/36 30,899,598
15,175,000 Bank of America Corp 2 .676 06/19/41 10,875,186
16,150,000 (f) Bank of America Corp 6 .625 N/A 16,557,707

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.5% (continued)
$ 10,175,000 (f) Bank of New York Mellon Corp 6 .300 % N/A $ 10,366,585
6,775,000 Barclays plc 5 .367 02/25/31 6,892,664
4,700,000 Barclays plc 3 .330 11/24/42 3,493,280
8,725,000 (f),(g) Barclays plc 9 .625 N/A 9,516,837
3,350,000 (d),(g) BBVA Bancomer S.A. 5 .125 01/18/33 3,255,530
1,100,000 (d),(g) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,135,750
5,750,000 (d) BNP Paribas S.A. 4 .916 01/15/34 5,622,470
20,000,000 (d),(e),(f),(g) BNP Paribas S.A. 7 .450 N/A 20,075,686
13,650,000 CitiBank NA 4 .914 05/29/30 13,862,799
4,025,000 Citigroup, Inc 3 .200 10/21/26 4,002,826
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,200,367
3,800,000 Citigroup, Inc 4 .450 09/29/27 3,800,107
2,250,000 Citigroup, Inc 4 .125 07/25/28 2,231,102
7,700,000 Citigroup, Inc 4 .542 09/19/30 7,673,284
10,000,000 (f) Citigroup, Inc 6 .625 N/A 10,007,502
8,425,000 (f) Citigroup, Inc 7 .625 N/A 8,712,790
8,650,000 (d) Credit Agricole S.A. 5 .222 05/27/31 8,755,070
9,600,000 (d),(f),(g) Credit Agricole S.A. 7 .125 N/A 9,690,854
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,698,867
700,000 (d) Development Bank of Kazakhstan JSC 2 .950 05/06/31 628,677
1,675,000 (d) Grupo Aval Ltd 4 .375 02/04/30 1,565,199
635,000 (d),(f) Hana Bank 3 .500 N/A 628,525
10,000,000 (f),(g) HSBC Holdings plc 8 .000 N/A 10,323,840
6,400,000 (e),(f),(g) HSBC Holdings plc 6 .950 N/A 6,416,365
11,600,000 ING Groep NV 4 .803 03/23/32 11,530,548
10,450,000 (f),(g) ING Groep NV 7 .000 N/A 10,434,770
3,000,000 (d) Intercorp Financial Services, Inc 4 .125 10/19/27 2,964,929
2,000,000 (d) Itau Unibanco Holding S.A. 6 .000 02/27/30 2,052,160
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,496,168
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,523,391
9,975,000 JPMorgan Chase & Co 5 .140 01/24/31 10,157,556
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 10,006,900
29,425,000 JPMorgan Chase & Co 5 .350 06/01/34 30,021,870
5,625,000 JPMorgan Chase & Co 6 .254 10/23/34 6,048,077
16,000,000 JPMorgan Chase & Co 5 .766 04/22/35 16,665,362
5,000,000 JPMorgan Chase & Co 5 .294 07/22/35 5,061,913
18,550,000 JPMorgan Chase & Co 5 .572 04/22/36 19,115,476
8,100,000 JPMorgan Chase & Co 5 .576 07/23/36 8,202,921
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,288,477
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 10,939,163
700,000 JPMorgan Chase & Co 4 .260 02/22/48 572,264
12,500,000 (f) JPMorgan Chase & Co 6 .875 N/A 12,968,750
7,380,000 (f) JPMorgan Chase & Co 3 .650 N/A 7,346,147
5,900,000 (e),(f),(g) Lloyds Banking Group plc 6 .750 N/A 5,868,366
7,150,000 (f) M&T Bank Corp 3 .500 N/A 6,922,049
3,000,000 (d),(g) Mizrahi Tefahot Bank Ltd, Reg S 3 .077 04/07/31 2,998,584
2,875,000 (d),(g) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 2,860,100
6,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 6,778,937
34,710,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 34,171,337
6,000,000 (f),(g) NatWest Group plc 8 .125 N/A 6,495,162
6,300,000 (d) NBK SPC Ltd 1 .625 09/15/27 6,200,737
3,000,000 (d),(f) NBK Tier  Financing Ltd 3 .625 N/A 2,947,114
4,720,000 PNC Bank NA 2 .700 10/22/29 4,441,661
5,100,000 PNC Financial Services Group, Inc 5 .575 01/29/36 5,206,616
4,105,000 (f) PNC Financial Services Group, Inc 3 .400 N/A 4,040,112
6,000,000 (f) PNC Financial Services Group, Inc 6 .200 N/A 6,013,320
4,000,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 3,915,784
1,960,000 Truist Bank 2 .250 03/11/30 1,779,860
3,000,000 (d) United Overseas Bank Ltd 1 .250 04/14/26 2,996,725
3,700,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 3,649,948
3,400,000 US Bancorp 4 .839 02/01/34 3,360,142
5,475,000 Wells Fargo & Co 2 .393 06/02/28 5,343,907

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.5% (continued)
$ 7,900,000 Wells Fargo & Co 6 .303% 10/23/29 $ 8,227,797
18,725,000 Wells Fargo & Co 5 .605 04/23/36 19,161,809
10,000,000 (f) Wells Fargo & Co 6 .125 N/A 10,037,637
6,825,000 (e),(f) Wells Fargo & Co 7 .625 N/A 7,169,546
TOTAL BANKS 656,967,072
CAPITAL GOODS - 1.3%
520,000 (d) Advanced Drainage Systems, Inc 5 .375 03/01/34 506,023
2,205,000 (d) AECOM 6 .000 08/01/33 2,202,577
2,430,000 (d) Airbus SE 3 .150 04/10/27 2,401,417
975,000 (d) Albion Financing  SARL 7 .000 05/21/30 996,486
770,000 (d) Allison Transmission, Inc 5 .875 12/01/33 765,279
650,000 (d) BAE Systems plc 1 .900 02/15/31 572,830
1,350,000 Boeing Co 3 .250 02/01/28 1,323,335
3,600,000 Boeing Co 5 .705 05/01/40 3,605,660
24,025,000 Boeing Co 5 .805 05/01/50 23,225,602
915,000 (d) Carpenter Technology Corp 5 .625 03/01/34 906,572
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,205,132
1,465,000 (d) Columbus McKinnon Corp 7 .125 01/31/33 1,464,326
5,800,000 Eaton Corp 4 .200 03/06/31 5,716,083
3,900,000 Eaton Corp 4 .800 03/06/36 3,850,441
1,075,000 (d) Embraer Netherlands Finance BV 7 .000 07/28/30 1,167,574
400,000 (d) Esab Corp 6 .250 04/15/29 405,960
955,000 (d) Esab Corp 5 .625 04/01/31 961,694
455,000 (d) Goat Holdco LLC 6 .750 02/01/32 457,789
665,000 (d) Herc Holdings, Inc 6 .625 06/15/29 675,924
425,000 (d) Herc Holdings, Inc 7 .000 06/15/30 435,782
1,250,000 (d) Herc Holdings, Inc 5 .750 03/15/31 1,231,084
665,000 (d) Herc Holdings, Inc 7 .250 06/15/33 681,453
1,295,000 (d) Herc Holdings, Inc 6 .000 03/15/34 1,251,940
7,075,000 (d) Honeywell Aerospace, Inc 4 .950 03/16/36 7,019,836
6,650,000 (d) Honeywell Aerospace, Inc 5 .732 03/16/56 6,573,199
5,525,000 Howmet Aerospace, Inc 4 .550 11/15/32 5,453,445
2,000,000 (d) IHS Holding Ltd 7 .875 05/29/30 2,026,318
1,500,000 (d),(e) IHS Holding Ltd 8 .250 11/29/31 1,539,011
675,000 (d) James Hardie International Finance DAC 5 .000 01/15/28 670,084
6,958,000 L3Harris Technologies, Inc 5 .400 07/31/33 7,138,863
5,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 5,082,199
2,365,000 (d) Lsf12 Helix Parent LLC 7 .125 02/01/33 2,276,090
595,000 (d) Masterbrand, Inc 7 .000 07/15/32 581,338
280,000 (d) MITER BRAND 6 .750 04/01/32 268,171
1,000,000 (d) Quikrete Holdings, Inc 6 .375 03/01/32 1,014,003
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,630,186
6,500,000 Raytheon Technologies Corp 6 .000 03/15/31 6,908,856
1,800,000 (d) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,907,604
2,500,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,613,650
1,665,000 (d) Standard Building Solutions, Inc 6 .250 08/01/33 1,646,278
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,613,821
1,470,000 (d) TransDigm, Inc 6 .000 01/15/33 1,469,175
675,000 (d) TransDigm, Inc 6 .125 07/31/34 663,891
3,000,000 (d) United Rentals North America, Inc 5 .375 11/15/33 2,917,139
425,000 (d) WESCO Distribution, Inc 7 .250 06/15/28 427,318
2,000,000 (d) WESCO Distribution, Inc 5 .250 04/15/31 1,988,062
480,000 (d) WESCO Distribution, Inc 6 .375 03/15/33 489,006
1,595,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 1,652,214
TOTAL CAPITAL GOODS 129,580,720
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (d) ADT Corp 4 .875 07/15/32 1,545,900
2,250,000 (d) Bidvest Group UK plc 6 .200 09/17/32 2,240,412
890,000 (d) CACI International, Inc 6 .375 06/15/33 905,954
590,000 (d) Clean Harbors, Inc 5 .750 10/15/33 588,555
81,030 CSC ServiceWorks East LLC 9 .107 09/04/30 82,870
570,000 (d) Garda World Security Corp 6 .500 01/15/31 577,899

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2% (continued)
$ 715,000 (d) GFL Environmental Holdings US, Inc 5 .500% 02/01/34 $ 701,269
118,000 (d),(e) Prime Security Services Borrower LLC 5 .750 04/15/26 118,148
1,300,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,265,238
395,000 (d) Science Applications International Corp 5 .875 11/01/33 385,470
3,675,000 Verisk Analytics, Inc 5 .250 03/15/35 3,643,562
420,000 Verisk Analytics, Inc 3 .625 05/15/50 293,026
1,235,000 Waste Management, Inc 1 .500 03/15/31 1,073,076
7,700,000 Waste Management, Inc 4 .950 03/15/35 7,719,018
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,140,397
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
15,800,000 Amazon.com, Inc 4 .250 03/13/31 15,683,549
11,900,000 Amazon.com, Inc 4 .875 03/13/36 11,791,546
3,525,000 Amazon.com, Inc 5 .800 03/13/56 3,522,167
2,670,000 (d) Asbury Automotive Group, Inc 4 .625 11/15/29 2,581,170
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 714,994
925,000 (d) Bath & Body Works, Inc 6 .625 10/01/30 933,715
4,500,000 (d) El Puerto de Liverpool SAB de C.V. 5 .750 02/10/38 4,252,538
480,000 (d) Gee Automotive Holdings LLC 7 .250 03/01/31 481,470
550,000 (d) Group 1 Automotive, Inc 4 .000 08/15/28 532,242
636,000 Kohl's Corp 5 .125 05/01/31 478,678
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 778,485
790,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 820,609
850,000 (d) Lithia Motors, Inc 4 .625 12/15/27 838,753
2,450,000 (d) Macy's Retail Holdings LLC 6 .125 03/15/32 2,406,733
2,445,000 (d) Michaels Cos, Inc 8 .500 03/15/33 2,380,193
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,152,496
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,074,539
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 8,312,164
1,050,000 O'Reilly Automotive, Inc 5 .100 03/12/36 1,036,256
437,000 (d) Prosus NV 4 .850 07/06/27 437,156
1,425,000 (d) Prosus NV 4 .193 01/19/32 1,340,586
1,500,000 (d) QXO Building Products, Inc 6 .750 04/30/32 1,529,986
1,000,000 (d) Staples, Inc 10 .750 09/01/29 924,819
3,025,000 Walmart, Inc 4 .350 04/28/30 3,054,034
460,000 (d) Wand NewCo 3, Inc 7 .625 01/30/32 470,349
335,000 (d) Wayfair LLC 7 .250 10/31/29 341,963
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 69,871,190
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (d) CD&R Smokey Buyer, Inc 9 .500 10/15/29 850,616
5,000,000 Lennar Corp 5 .000 06/15/27 5,011,284
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,180,744
400,000 (d) TopBuild Corp 5 .625 01/31/34 391,509
TOTAL CONSUMER DURABLES & APPAREL 7,434,153
CONSUMER SERVICES - 0.3%
1,035,000 (d) 1011778 BC ULC 6 .125 06/15/29 1,051,731
1,455,000 (d),(e) Caesars Entertainment, Inc 6 .000 10/15/32 1,338,613
2,570,000 (d) Carnival Corp 5 .750 08/01/32 2,569,164
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,977,925
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,346,761
1,960,000 (d) Flutter Treasury Designated Activity Co 6 .375 04/29/29 1,995,349
2,990,000 (d) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,019,407
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,999,074
1,050,000 (d) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,045,259
1,155,000 (d) Hilton Domestic Operating Co, Inc 5 .500 03/31/34 1,128,408
350,000 (d) Light & Wonder International, Inc 7 .500 09/01/31 359,205
500,000 (d) Light & Wonder International, Inc 6 .250 10/01/33 489,845
425,000 (d) Marriott Ownership Resorts, Inc 4 .500 06/15/29 402,958
1,000,000 (d) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 834,572
1,475,000 MGM Resorts International 6 .125 09/15/29 1,483,739
1,420,000 (d) Motion Finco Sarl 8 .375 02/15/32 1,173,119
400,000 (d) NCL Corp Ltd 5 .875 01/15/31 388,626
625,000 (d) NCL Corp Ltd 6 .250 09/15/33 606,462

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 2,335,000 Sands China Ltd 2 .300% 03/08/27 $ 2,279,024
1,400,000 Sands China Ltd 5 .400 08/08/28 1,410,490
1,200,000 Service Corp International 5 .750 10/15/32 1,197,692
1,980,000 (d) Six Flags Entertainment Corp 6 .625 05/01/32 1,975,244
1,175,000 (d) Wynn Macau Ltd 5 .625 08/26/28 1,154,013
1,100,000 (d) Wynn Resorts Finance LLC 6 .250 03/15/33 1,088,559
TOTAL CONSUMER SERVICES 34,315,239
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,548,893
780,000 (d) Albertsons Cos, Inc 5 .500 03/31/31 771,164
500,000 (d) Albertsons Cos, Inc 6 .250 03/15/33 503,353
1,560,000 (d) Albertsons Cos, Inc 5 .750 03/31/34 1,526,220
18,300,000 Kroger Co 5 .000 09/15/34 18,068,741
7,325,000 Kroger Co 5 .500 09/15/54 6,802,569
2,850,000 SYSCO Corp 5 .400 03/23/35 2,829,277
3,700,000 SYSCO Corp 3 .150 12/14/51 2,279,786
785,000 (d) US Foods, Inc 6 .875 09/15/28 802,314
5,900,000 Walmart, Inc 2 .500 09/22/41 4,230,965
5,150,000 (e) Walmart, Inc 4 .500 04/15/53 4,456,709
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 45,819,991
ENERGY - 2.6%
2,500,000 (d) Antero Midstream Partners LP 5 .750 01/15/28 2,499,987
2,000,000 (d) Antero Midstream Partners LP 6 .625 02/01/32 2,044,078
900,000 (d) Antero Midstream Partners LP 5 .750 10/15/33 890,016
1,875,000 (d) Archrock Partners LP 6 .250 04/01/28 1,875,000
1,580,000 (d) Archrock Partners LP 6 .625 09/01/32 1,611,055
855,000 (d) ARCHROCK SERVICES 6 .000 02/01/34 846,504
9,200,000 BP Capital Markets America, Inc 5 .227 11/17/34 9,388,995
400,000 (d) Buckeye Partners LP 6 .750 02/01/30 412,804
12,300,000 Cheniere Energy Partners LP 4 .000 03/01/31 11,807,072
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,873,492
6,900,000 Cheniere Energy Partners LP 5 .550 10/30/35 7,026,604
280,000 (d) Chord Energy Corp 6 .000 10/01/30 283,716
2,000,000 (d) Chord Energy Corp 6 .750 03/15/33 2,064,884
1,750,000 (d) Civitas Resources, Inc 8 .750 07/01/31 1,829,261
1,475,000 (d) CNX Resources Corp 7 .250 03/01/32 1,519,923
1,270,000 (d) CNX Resources Corp 5 .875 03/01/34 1,236,823
335,000 (d) CVR Energy, Inc 7 .500 02/15/31 337,501
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,752,339
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,436,259
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 1,051,007
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,021,860
3,675,000 (d) Empresa Nacional del Petroleo 3 .450 09/16/31 3,330,356
6,875,000 Enbridge, Inc 5 .700 03/08/33 7,121,719
3,960,000 Enbridge, Inc 2 .500 08/01/33 3,364,309
10,350,000 Enbridge, Inc 8 .500 01/15/84 11,644,547
1,450,000 (d) Energean Israel Finance Ltd, Reg S 8 .500 09/30/33 1,488,788
3,800,000 Energy Transfer LP 5 .350 01/15/36 3,773,609
450,000 Energy Transfer LP 5 .400 10/01/47 399,871
4,625,000 Energy Transfer LP 5 .000 05/15/50 3,838,179
3,975,000 Energy Transfer LP 5 .950 05/15/54 3,727,262
10,000,000 (f) Energy Transfer LP 7 .125 N/A 10,178,250
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,828,088
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,344,004
850,000 (d) EQT Corp 3 .125 05/15/26 848,290
673,000 EQT Corp 4 .500 01/15/29 671,426
1,600,000 Expand Energy Corp 5 .700 01/15/35 1,625,041
1,979,670 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,756,239
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,339,458
490,000 Genesis Energy LP 8 .250 01/15/29 506,315
1,450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 1,429,717
1,450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 1,409,301

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.6% (continued)
$ 2,000,000 (d) Hilcorp Energy I LP 8 .375% 11/01/33 $ 2,086,664
3,500,000 (d) KazMunayGas National Co JSC 3 .500 04/14/33 3,138,742
2,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 2,033,846
1,070,000 (d) Kodiak Gas Services LLC 7 .250 02/15/29 1,108,579
765,000 (d) Kodiak Gas Services LLC 5 .875 04/01/31 768,789
335,000 (d) Kodiak Gas Services LLC 6 .500 10/01/33 338,619
500,000 (d) Kodiak Gas Services LLC 6 .750 10/01/35 507,956
725,000 (d),(e) Kosmos Energy Ltd 8 .750 10/01/31 632,345
15,040,000 Marathon Petroleum Corp 3 .800 04/01/28 14,864,534
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 850,205
2,750,000 (e) Marathon Petroleum Corp 5 .000 09/15/54 2,304,477
520,000 (d) Matador Resources Co 6 .000 04/15/34 516,712
1,500,000 (d) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,540,942
710,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 706,340
7,235,000 MPLX LP 2 .650 08/15/30 6,668,707
7,735,000 (d) Northern Natural Gas Co 3 .400 10/16/51 5,180,592
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,792,150
1,600,000 ONEOK, Inc 5 .700 11/01/54 1,459,722
1,075,000 (d) ORLEN S.A. 6 .000 01/30/35 1,093,237
1,210,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 1,252,949
3,600,000 (d) Pertamina Hulu Energi PT 5 .250 05/21/30 3,608,729
850,000 (d),(e) Pertamina Persero PT 3 .650 07/30/29 814,353
1,667,000 (e) Petrobras Global Finance BV 5 .999 01/27/28 1,699,301
2,925,000 Petrobras Global Finance BV 6 .250 01/10/36 2,857,257
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,153,793
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 6,110,880
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,597,963
4,870,000 (d) Petronas Capital Ltd 4 .950 01/03/31 4,977,387
1,850,000 (d) Petronas Capital Ltd 5 .340 04/03/35 1,899,044
1,000,000 (d) Petronas Energy Canada Ltd 2 .112 03/23/28 958,023
860,000 Phillips 66 Co 3 .150 12/15/29 820,347
775,000 Phillips 66 Co 4 .680 02/15/45 652,706
2,050,000 (d) Promigas S.A. ESP 3 .750 10/16/29 1,881,013
3,000,000 (d) Qatar Petroleum 2 .250 07/12/31 2,642,436
2,100,000 (d) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,149,750
8,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 8,304,267
3,175,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,800,115
2,196,000 (d) SIERRACOL EN AND 9 .000 11/14/30 2,185,020
705,000 (d) SM Energy Co 6 .625 04/15/34 703,008
2,235,000 (d) Sunoco LP 7 .000 05/01/29 2,292,569
1,150,000 Sunoco LP 4 .500 05/15/29 1,121,391
2,000,000 (d) Sunoco LP 4 .500 10/01/29 1,932,565
1,260,000 (d) Sunoco LP 4 .625 05/01/30 1,212,585
500,000 (d) Sunoco LP 5 .625 03/31/31 497,707
500,000 (d) Sunoco LP 5 .875 03/15/34 494,477
2,200,000 (d) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,985,411
1,450,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 1,080,087
5,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 3,669,477
2,000,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,919,874
7,835,000 TransCanada Trust 5 .500 09/15/79 7,767,011
777,000 (d) Transocean, Inc 8 .750 02/15/30 808,230
2,125,000 (d) USA Compression Partners LP 7 .125 03/15/29 2,174,249
400,000 (d) USA Compression Partners LP 6 .250 10/01/33 398,742
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,855,211
2,205,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 2,255,100
3,000,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 3,221,964
550,000 (d) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 565,634
635,000 (d) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 661,952
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,731,723
TOTAL ENERGY 262,741,407
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
6,850,000 Agree LP 2 .000 06/15/28 6,486,671

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3% (continued)
$ 2,175,000 American Homes 4 Rent LP 5 .250% 03/15/35 $ 2,142,463
600,000 American Tower Corp 3 .375 10/15/26 596,494
1,200,000 American Tower Corp 3 .600 01/15/28 1,182,091
5,370,000 American Tower Corp 1 .500 01/31/28 5,087,265
5,800,000 American Tower Corp 3 .800 08/15/29 5,661,041
6,950,000 American Tower Corp 2 .900 01/15/30 6,523,116
1,375,000 American Tower Corp 2 .100 06/15/30 1,237,450
890,000 American Tower Corp 1 .875 10/15/30 785,484
5,400,000 American Tower Corp 5 .400 01/31/35 5,448,828
9,650,000 American Tower Corp 5 .350 03/15/35 9,712,600
10,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 9,795,502
813,284 (d) CFE Fibra E 5 .875 09/23/40 789,951
7,735,000 Essential Properties LP 2 .950 07/15/31 6,967,445
3,200,000 Essex Portfolio LP 3 .000 01/15/30 3,014,771
5,575,000 Essex Portfolio LP 5 .375 04/01/35 5,621,304
1,440,000 (d) FIBRA ProLogis 5 .500 11/26/35 1,390,928
1,750,000 (d) FIBRA ProLogis 5 .625 01/14/38 1,664,670
4,150,000 GLP Capital LP 4 .000 01/15/30 3,983,381
8,948,000 Healthcare Realty Holdings LP 3 .500 08/01/26 8,917,982
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,938,727
8,015,000 Healthcare Realty Holdings LP 3 .100 02/15/30 7,543,890
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,515,022
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 802,847
7,500,000 Highwoods Realty LP 3 .875 03/01/27 7,456,166
1,025,000 Highwoods Realty LP 4 .125 03/15/28 1,010,296
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,312,696
8,010,000 Highwoods Realty LP 3 .050 02/15/30 7,383,442
2,085,000 (e) Highwoods Realty LP 2 .600 02/01/31 1,843,324
155,000 (d) Iron Mountain, Inc 7 .000 02/15/29 157,978
1,310,000 (d) Iron Mountain, Inc 6 .250 01/15/33 1,305,811
600,000 (d) Millrose Properties, Inc 6 .250 09/15/32 588,965
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,205,259
345,000 (d) MPT Operating Partnership LP 8 .500 02/15/32 349,765
1,075,000 ProLogis LP 2 .875 11/15/29 1,019,335
995,000 (d) RHP Hotel Properties LP 5 .750 03/15/34 981,919
7,500,000 (d) SBA Tower Trust 1 .631 11/15/26 7,377,451
956,000 (d) Trust 2401 4 .869 01/15/30 920,513
494,000 (d) Trust Fibra Uno 4 .869 01/15/30 473,944
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 134,196,787
FINANCIAL SERVICES - 2.3%
9,875,000 AerCap Ireland Capital DAC 3 .000 10/29/28 9,505,522
4,690,000 Block, Inc 6 .500 05/15/32 4,732,824
360,000 (d) Block, Inc 6 .000 08/15/33 354,054
415,000 (d) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 416,064
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,475,345
5,490,000 (e),(f) Capital One Financial Corp 3 .950 N/A 5,410,723
617,622 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 574,378
2,500,000 Corebridge Financial, Inc 6 .050 09/15/33 2,613,375
3,475,000 Corebridge Financial, Inc 5 .750 01/15/34 3,564,235
1,675,000 (d) DAE Funding LLC 4 .950 01/15/33 1,588,123
7,400,000 (f),(g) Deutsche Bank AG., Reg S 8 .130 N/A 7,617,923
5,400,000 Discover Bank 3 .450 07/27/26 5,382,928
2,275,000 Discover Bank 2 .700 02/06/30 2,122,702
1,665,000 (d) Encore Capital Group, Inc 6 .625 04/15/31 1,656,675
1,705,000 (d) FirstCash, Inc 6 .875 03/01/32 1,737,767
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,599,894
12,425,000 Goldman Sachs Group, Inc 5 .330 07/23/35 12,467,078
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 388,323
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,701,600
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,614,715
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 545,544
10,000,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 10,476,400

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.3% (continued)
$ 5,900,000 (f) Goldman Sachs Group, Inc 7 .500 % N/A $ 6,159,417
925,000 Icahn Enterprises LP 5 .250 05/15/27 906,414
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,242,770
5,400,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 4,933,122
2,500,000 (d) Jane Street Group 6 .125 11/01/32 2,472,222
715,000 (d) Jane Street Group 6 .750 05/01/33 725,416
2,500,000 (d) Minejesa Capital BV 5 .625 08/10/37 2,384,237
11,950,000 Morgan Stanley 3 .125 07/27/26 11,908,726
685,000 Morgan Stanley 3 .950 04/23/27 680,940
15,450,000 Morgan Stanley 4 .708 03/12/32 15,345,974
15,750,000 Morgan Stanley 5 .250 04/21/34 15,799,180
3,625,000 Morgan Stanley 5 .424 07/21/34 3,678,140
3,675,000 Morgan Stanley 5 .831 04/19/35 3,815,341
12,525,000 Morgan Stanley 5 .320 07/19/35 12,568,439
9,475,000 Morgan Stanley 5 .664 04/17/36 9,704,886
2,350,000 (d) Muthoot Finance Ltd 6 .375 04/23/29 2,335,355
625,000 (d) Muthoot Finance Ltd 5 .750 08/04/30 599,681
5,000,000 Navient Corp 5 .000 03/15/27 4,887,325
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,319,599
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,119,628
5,000,000 OneMain Finance Corp 4 .000 09/15/30 4,515,415
2,000,000 OneMain Finance Corp 7 .125 11/15/31 1,981,593
549,000 OneMain Finance Corp 6 .500 03/15/33 524,803
350,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 358,038
400,000 (d) PennyMac Financial Services, Inc 6 .875 05/15/32 385,997
2,000,000 (d) Perusahaan Penerbit SBSN Indonesia III 4 .500 12/01/30 1,962,560
2,975,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 2,873,558
1,065,000 (d) Rocket Cos, Inc 6 .125 08/01/30 1,074,827
1,125,000 (d) Rocket Cos, Inc 6 .375 08/01/33 1,137,087
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,792,734
550,000 Springleaf Finance Corp 5 .375 11/15/29 530,372
815,000 (d) Starwood Property Trust, Inc 6 .500 07/01/30 832,334
6,950,000 (f) State Street Corp 6 .700 N/A 7,061,909
1,000,000 (d) SURA Asset Management S.A. 6 .350 05/13/32 1,050,210
7,500,000 (d) UBS Group AG. 5 .617 09/13/30 7,731,974
3,500,000 (d) UBS Group AG. 3 .179 02/11/43 2,570,188
4,000,000 (d),(f),(g) UBS Group AG. 9 .250 N/A 4,504,956
800,000 (d) UWM Holdings LLC 6 .625 02/01/30 754,537
2,000,000 (d),(e) VistaJet Malta Finance plc 6 .375 02/01/30 1,727,217
665,000 (d) Walker & Dunlop, Inc 6 .625 04/01/33 650,158
800,000 (d) WEX, Inc 6 .500 03/15/33 783,658
TOTAL FINANCIAL SERVICES 233,937,129
FOOD, BEVERAGE & TOBACCO - 0.8%
3,100,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,855,413
16,675,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 16,240,997
12,553,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 11,312,412
1,400,000 (d) Arcor SAIC 7 .600 07/31/33 1,427,272
3,250,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,914,247
3,000,000 (d) Coca-Cola Icecek AS. 4 .500 01/20/29 2,872,466
1,875,000 (d) Embotelladora Andina S.A. 3 .950 01/21/50 1,406,250
2,250,000 (d) Gruma SAB de C.V. 5 .390 12/09/34 2,235,826
2,000,000 (d) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,701,132
5,550,000 (d) Mars, Inc 5 .200 03/01/35 5,602,840
5,000,000 (d) Mars, Inc 5 .650 05/01/45 4,937,581
3,950,000 (d) Mars, Inc 5 .700 05/01/55 3,851,536
1,500,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 1,499,190
9,000,000 Philip Morris International, Inc 5 .250 02/13/34 9,164,711
680,000 (d) Post Holdings, Inc 6 .250 02/15/32 687,031
2,000,000 (d) Post Holdings, Inc 6 .375 03/01/33 1,970,285
165,000 (d) Post Holdings, Inc 6 .250 10/15/34 161,569
785,000 (d) Post Holdings, Inc 6 .500 03/15/36 768,767
5,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 5,344,633

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8% (continued)
$ 2,500,000 (d) Ulker Biskuvi Sanayi AS. 7 .875% 07/08/31 $ 2,522,356
1,305,000 (d) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,291,316
TOTAL FOOD, BEVERAGE & TOBACCO 80,767,830
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 635,923
3,700,000 Cardinal Health, Inc 5 .750 11/15/54 3,614,466
6,250,000 (d) CHS 5 .250 05/15/30 5,890,515
430,000 (d) Concentra Escrow Issuer Corp 6 .875 07/15/32 444,561
8,225,000 CVS Health Corp 5 .450 09/15/35 8,256,983
31,875,000 CVS Health Corp 5 .050 03/25/48 27,348,830
1,000,000 (d) DaVita, Inc 4 .625 06/01/30 961,515
2,000,000 (d) DaVita, Inc 6 .875 09/01/32 2,048,854
1,845,000 (d) DaVita, Inc 6 .750 07/15/33 1,876,647
355,000 (d) Global Medical Response, Inc 7 .375 10/01/32 368,646
2,815,000 HCA, Inc 5 .625 09/01/28 2,870,855
5,000,000 HCA, Inc 3 .500 09/01/30 4,748,206
9,475,000 HCA, Inc 3 .625 03/15/32 8,805,077
11,650,000 HCA, Inc 6 .200 03/01/55 11,539,839
3,500,000 (d) Hologic, Inc 3 .250 02/15/29 3,493,919
1,975,000 (d) IQVIA, Inc 6 .250 06/01/32 2,005,595
1,165,000 (d) Molina Healthcare, Inc 6 .500 02/15/31 1,145,318
800,000 (d) Molina Healthcare, Inc 6 .250 01/15/33 775,672
225,000 Tenet Healthcare Corp 4 .625 06/15/28 222,986
3,780,000 Tenet Healthcare Corp 6 .125 10/01/28 3,788,786
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,424,128
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 3,099,445
850,000 (d),(e) Tenet Healthcare Corp 6 .000 11/15/33 860,069
7,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 6,439,812
2,750,000 UnitedHealth Group, Inc 5 .150 07/15/34 2,773,448
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,016,941
TOTAL HEALTH CARE EQUIPMENT & SERVICES 107,457,036
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
8,175,000 Haleon US Capital LLC 3 .625 03/24/32 7,681,611
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,681,611
INSURANCE - 2.2%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,406,791
700,000 (d) Acrisure LLC 6 .750 07/01/32 674,536
131,000 Aflac, Inc 6 .450 08/15/40 141,347
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 808,547
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,383,762
2,000,000 (d) Alliant Holdings Intermediate LLC 6 .500 10/01/31 1,963,895
6,400,000 (d) Allianz SE 6 .350 09/06/53 6,663,155
16,200,000 (d),(f),(g) Allianz SE 6 .550 N/A 16,230,229
11,160,000 Aon Corp 2 .800 05/15/30 10,391,016
1,450,000 Aon Corp 5 .350 02/28/33 1,484,982
2,375,000 (d) Ardonagh Finco Ltd 7 .750 02/15/31 2,402,828
1,950,000 Arthur J Gallagher & Co 5 .550 02/15/55 1,820,358
500,000 (d) Asurion LLC 8 .000 12/31/32 518,724
1,090,000 (d) Asurion LLC 8 .375 02/01/34 1,058,240
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,316,447
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,245,775
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,132,158
1,300,000 Brown & Brown, Inc 5 .550 06/23/35 1,298,273
8,225,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 7,661,933
2,500,000 (d) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,466,810
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 14,611,870
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 293,928
3,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 2,107,107
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,822,233
1,450,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 1,052,400
9,875,000 MetLife, Inc 6 .350 03/15/55 10,020,666
8,800,000 (d) Omnis Funding Trust 6 .722 05/15/55 8,896,125

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.2% (continued)
$ 3,250,000 (d) Panther Escrow Issuer LLC 7 .125% 06/01/31 $ 3,260,917
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 9,740,878
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 3,159,861
1,975,000 Prudential Financial, Inc 5 .200 03/14/35 1,990,227
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 5,262,813
10,250,000 Prudential Financial, Inc 6 .500 03/15/54 10,499,567
9,575,000 Reinsurance Group of America, Inc 5 .750 09/15/34 9,726,470
5,275,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 5,395,328
985,000 (d) Ryan Specialty LLC 5 .875 08/01/32 973,539
11,300,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 11,167,369
16,100,000 UnitedHealth Group, Inc 5 .625 07/15/54 15,344,491
3,900,000 (a),(d) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 3,942,510
1,900,000 (a),(d) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000 01/07/28 1,915,200
5,000,000 (a),(d) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 4,966,500
1,750,000 (a),(d) Vitality Re XVII Ltd 0 .000 01/08/30 1,747,550
17,600,000 (d) Wynnton Funding Trust 5 .251 08/15/35 17,301,047
TOTAL INSURANCE 220,268,402
MATERIALS - 1.0%
875,000 (d) Alpek SAB de C.V. 4 .250 09/18/29 808,937
3,625,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 3,041,368
370,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 368,039
4,725,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 4,347,813
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,775,317
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,210,821
1,778,000 (d) Antofagasta plc 2 .375 10/14/30 1,593,977
1,600,000 (d) Antofagasta plc 5 .625 05/13/32 1,622,262
1,150,000 (d) Antofagasta plc 6 .250 05/02/34 1,200,832
950,000 (d) Antofagasta plc 5 .625 09/09/35 938,551
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,504,486
400,000 (d) Avient Corp 6 .250 11/01/31 402,794
1,850,000 Ball Corp 2 .875 08/15/30 1,683,828
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,972,351
1,350,000 (d) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,338,699
3,475,000 (d),(f) Cemex SAB de C.V. 7 .200 N/A 3,518,437
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,429,062
1,090,000 (d) Commercial Metals Co 6 .000 12/15/35 1,074,572
3,000,000 (d) Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,815,478
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,875,762
3,500,000 (d) Corp Nacional del Cobre de Chile 6 .330 01/13/35 3,647,700
325,000 (d) Corp Nacional del Cobre de Chile 6 .440 01/26/36 342,494
800,000 (d) Freeport Indonesia PT 4 .763 04/14/27 798,262
1,500,000 (d) Fresnillo plc 4 .250 10/02/50 1,138,628
1,500,000 (d) Inversiones CMPC S.A. 4 .375 04/04/27 1,495,791
4,900,000 (d) Inversiones CMPC S.A. 3 .000 04/06/31 4,279,145
3,000,000 (d) Klabin Austria GmbH 5 .750 04/03/29 3,011,700
3,000,000 (d) Kraton Corp 5 .000 07/15/27 3,023,250
2,000,000 (d) Mineral Resources Ltd 8 .000 11/01/27 2,025,538
1,325,000 (d) Mineral Resources Ltd 9 .250 10/01/28 1,372,862
120,000 (d) Mineral Resources Ltd 7 .000 04/01/31 122,630
3,000,000 (d) Momentive Performance Materials, Inc 4 .125 10/22/28 2,976,699
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,951,304
1,000,000 (d) OCP S.A. 6 .100 04/30/30 1,015,674
1,600,000 (d) OCP S.A. 3 .750 06/23/31 1,453,514
1,075,000 (d) OCP S.A. 6 .750 05/02/34 1,118,341
855,000 (d) Olin Corp 6 .625 04/01/33 836,383
1,150,000 (d) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,130,220
1,665,000 (d) Qnity Electronics, Inc 5 .750 08/15/32 1,666,983
535,000 (d) Qnity Electronics, Inc 6 .250 08/15/33 540,958
1,750,000 Sasol Financing USA LLC 4 .375 09/18/26 1,738,360
1,900,000 (d),(h) Sasol Financing USA LLC 8 .750 04/10/33 1,888,790
670,000 (d) Sealed Air Corp 6 .125 02/01/28 678,395
600,000 (d) Sealed Air Corp 7 .250 02/15/31 629,175

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.0% (continued)
$ 1,280,000 (d) Sealed Air Corp 6 .500% 07/15/32 $ 1,342,668
345,000 (d) Solstice Advanced Materials, Inc 5 .625 09/30/33 340,185
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,229,337
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 4,397,108
1,720,000 Suzano Netherlands BV 5 .500 01/15/36 1,664,100
3,675,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 3,352,165
2,000,000 (d) Windfall Mining Group, Inc 5 .854 05/13/32 2,031,830
TOTAL MATERIALS 102,763,575
MEDIA & ENTERTAINMENT - 1.0%
19,825,000 Alphabet, Inc 4 .100 02/15/31 19,687,237
1,508,000 (d) CCO Holdings LLC 5 .125 05/01/27 1,506,295
2,500,000 (d) CCO Holdings LLC 4 .500 08/15/30 2,336,197
5,000,000 (d) CCO Holdings LLC 4 .250 02/01/31 4,557,273
1,265,000 (d) CCO Holdings LLC 7 .000 02/01/33 1,268,484
1,760,000 (d) CCO Holdings LLC 7 .375 02/01/36 1,752,690
10,250,000 Charter Communications Operating LLC 6 .550 06/01/34 10,641,077
5,000,000 Charter Communications Operating LLC 5 .850 12/01/35 4,917,933
985,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 983,962
1,200,000 (d) Gray Media, Inc 7 .250 08/15/33 1,209,205
1,800,000 (d) Gray Television, Inc 10 .500 07/15/29 1,912,771
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 2,402,925
650,000 Lamar Media Corp 3 .750 02/15/28 632,204
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,976,173
1,000,000 Lamar Media Corp 4 .000 02/15/30 954,243
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,550,016
1,145,000 (d) McGraw-Hill Education, Inc 7 .375 09/01/31 1,166,511
11,225,000 Meta Platforms, Inc 4 .875 11/15/35 11,012,191
11,700,000 Meta Platforms, Inc 5 .625 11/15/55 10,967,467
670,000 (d) Neptune Bidco US, Inc 9 .500 02/15/33 650,060
3,155,000 (d) Nexstar Media, Inc 6 .500 09/15/33 3,179,038
1,385,000 (d),(h) Nexstar Media, Inc 7 .250 04/15/34 1,389,123
2,000,000 (d),(h) OAK-Eagle Acquireco, Inc 7 .250 07/01/33 2,072,189
665,000 (d),(h) OAK-Eagle Acquireco, Inc 8 .750 07/01/34 696,183
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,630,336
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,474,715
500,000 (d),(e) Sirius XM Radio, Inc 3 .875 09/01/31 453,959
3,000,000 (d) Sunrise FinCo I BV 4 .875 07/15/31 2,856,120
250,000 Time Warner Cable LLC 5 .875 11/15/40 226,559
1,275,000 (d) Univision Communications, Inc 4 .500 05/01/29 1,197,852
1,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 857,196
1,413,000 (d) Ziff Davis, Inc 4 .625 10/15/30 1,332,271
TOTAL MEDIA & ENTERTAINMENT 100,450,455
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
5,750,000 Amgen, Inc 4 .850 02/19/36 5,649,551
28,525,000 Amgen, Inc 5 .650 03/02/53 27,627,665
8,050,000 Augusta SpinCo Corp 4 .656 03/23/31 8,013,111
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,464,020
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,913,914
780,000 (d) BioMarin Pharmaceutical, Inc 5 .500 01/31/34 767,954
10,000,000 Bristol-Myers Squibb Co 5 .550 02/22/54 9,629,061
1,500,000 Gilead Sciences, Inc 2 .600 10/01/40 1,085,690
2,850,000 Novartis Capital Corp 5 .700 03/18/56 2,870,332
2,500,000 (d) Organon Finance  LLC 4 .125 04/30/28 2,425,884
3,150,000 (d) Organon Finance  LLC 5 .125 04/30/31 2,567,218
1,374,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 1,360,341
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 65,374,741
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,373,757
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,471,525
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,845,282
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
9,525,000 Broadcom, Inc 4 .600 07/15/30 9,572,384

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5% (continued)
$ 11,250,000 Broadcom, Inc 3 .469% 04/15/34 $ 10,129,930
4,850,000 Broadcom, Inc 4 .800 10/15/34 4,776,556
20,542,000 (d) Broadcom, Inc 4 .926 05/15/37 19,924,161
1,800,000 Broadcom, Inc 5 .700 01/15/56 1,790,665
260,000 Intel Corp 3 .150 05/11/27 256,301
4,735,000 NVIDIA Corp 2 .000 06/15/31 4,241,240
3,000,000 (d) TSMC Global Ltd 1 .750 04/23/28 2,857,519
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 53,548,756
SOFTWARE & SERVICES - 1.0%
3,450,000 Accenture Capital, Inc 4 .500 10/04/34 3,335,631
3,000,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,934,415
21,850,000 AppLovin Corp 5 .125 12/01/29 21,976,780
325,000 (d) ASGN, Inc 4 .625 05/15/28 314,629
570,000 (d) Fair Isaac Corp 6 .000 05/15/33 559,296
2,270,000 (d) Gen Digital, Inc 6 .750 09/30/27 2,272,297
170,000 (d) Gen Digital, Inc 6 .250 04/01/33 165,260
19,000,000 Microsoft Corp 2 .400 08/08/26 18,896,086
1,850,000 Microsoft Corp 1 .350 09/15/30 1,646,351
1,911,000 Microsoft Corp 2 .525 06/01/50 1,145,845
455,000 (d) Open Text Corp 6 .900 12/01/27 467,002
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,529,042
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 491,440
9,350,000 Oracle Corp 4 .450 09/26/30 9,010,421
5,825,000 Oracle Corp 5 .200 09/26/35 5,463,821
15,525,000 Oracle Corp 5 .700 02/04/36 14,927,106
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,965,737
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 11,740,168
TOTAL SOFTWARE & SERVICES 100,841,327
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
5,650,000 Alphabet, Inc 3 .700 02/15/29 5,601,441
1,100,000 Apple, Inc 4 .650 02/23/46 988,589
1,590,000 Apple, Inc 2 .650 02/08/51 962,266
5,625,000 (d) Imola Merger Corp 4 .750 05/15/29 5,467,127
4,700,000 (d),(e) Lenovo Group Ltd 3 .421 11/02/30 4,436,947
975,000 (d) Sensata Technologies BV 4 .000 04/15/29 940,836
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,397,206
TELECOMMUNICATION SERVICES - 1.8%
955,000 (d) APLD ComputeCo 2 LLC 6 .750 03/15/31 948,047
18,125,000 AT&T, Inc 4 .900 11/01/35 17,681,898
54,975,000 AT&T, Inc 3 .550 09/15/55 35,753,664
8,570,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 8,771,558
2,750,000 (d),(e) Bharti Airtel Ltd 3 .250 06/03/31 2,583,131
450,000 (d) Black Pearl Compute LLC 6 .125 02/15/31 458,009
1,335,000 (d) C&W Senior Finance Ltd 9 .000 01/15/33 1,348,564
1,225,000 (d) CT Trust 5 .125 02/03/32 1,142,178
892,000 (d) Iliad Holding SASU 7 .000 10/15/28 897,756
865,000 (d) Iliad Holding SASU 8 .500 04/15/31 905,061
1,200,000 (d) Level 3 Financing, Inc 6 .875 06/30/33 1,221,985
2,160,000 (d) Level 3 Financing, Inc 7 .000 03/31/34 2,210,945
1,000,000 (d) Level 3 Financing, Inc 8 .500 01/15/36 1,043,412
1,362,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,433,505
1,675,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 1,526,678
2,750,000 (d) Millicom International Cellular S.A. 7 .375 04/02/32 2,784,207
220,000 (d) Sable International Finance Ltd 7 .125 10/15/32 217,310
1,650,000 (d) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,661,550
3,575,000 (d) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 3,486,724
1,950,000 (d) STC SUKUK CO II Ltd 4 .489 01/15/31 1,902,954
970,000 (d) SV RNO Property Owner  LLC 5 .875 03/01/31 958,838
1,575,000 (d) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,483,020
23,910,000 T-Mobile USA, Inc 3 .875 04/15/30 23,285,254
10,800,000 T-Mobile USA, Inc 5 .050 07/15/33 10,874,797
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 932,185

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.8% (continued)
$ 4,545,000 T-Mobile USA, Inc 3 .300% 02/15/51 $ 2,974,610
7,700,000 T-Mobile USA, Inc 5 .875 11/15/55 7,508,695
1,850,000 (d) Turk Telekomunikasyon AS. 7 .375 05/20/29 1,869,001
4,500,000 (d) Turk Telekomunikasyon AS. 6 .950 10/07/32 4,382,128
1,990,000 (d) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,026,606
8,250,000 Verizon Communications, Inc 4 .780 02/15/35 7,985,092
22,200,000 Verizon Communications, Inc 5 .250 04/02/35 22,227,376
2,700,000 Verizon Communications, Inc 5 .875 11/30/55 2,626,217
2,415,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,077,785
760,000 (d) Windstream Escrow LLC 8 .250 10/01/31 794,319
800,000 (d) Windstream Services LLC 7 .500 10/15/33 831,721
TOTAL TELECOMMUNICATION SERVICES 180,816,780
TRANSPORTATION - 0.3%
800,000 (d) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 783,748
2,300,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,018,051
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,203,949
1,500,000 (d) DP World Ltd 5 .625 09/25/48 1,343,384
2,300,000 (d) ENA Master Trust 4 .000 05/19/48 1,805,155
1,110,000 (d) Genesee & Wyoming, Inc 6 .250 04/15/32 1,123,265
3,200,000 (d),(e) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 3,072,000
4,000,000 (d) Mexico City Airport Trust 5 .500 07/31/47 3,329,520
5,000,000 (d) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 4,800,850
640,000 (d) Stonepeak Nile Parent LLC 7 .250 03/15/32 665,662
4,560,000 (d) Transnet SOC Ltd 8 .250 02/06/28 4,719,282
465,000 United Airlines Holdings, Inc 5 .375 03/01/31 455,382
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,988,730
TOTAL TRANSPORTATION 29,308,978
UTILITIES - 3.3%
1,313,375 (d) Adani Transmission Ltd 4 .250 05/21/36 1,144,466
5,400,000 AEP Transmission Co LLC 5 .375 06/15/35 5,481,724
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 785,925
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,287,789
725,000 Alabama Power Co 4 .150 08/15/44 590,009
3,000,000 Alabama Power Co 3 .450 10/01/49 2,085,103
4,708,153 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,579,269
14,500,000 Ameren Illinois Co 4 .950 06/01/33 14,571,477
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,636,452
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,886,628
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,943,525
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,081,595
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,060,253
675,000 American Water Capital Corp 3 .450 05/01/50 469,802
760,000 American Water Capital Corp 3 .250 06/01/51 507,596
2,100,000 American Water Capital Corp 5 .700 09/01/55 2,054,612
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,608,999
375,000 Atmos Energy Corp 4 .125 10/15/44 310,154
10,075,000 Atmos Energy Corp 5 .000 12/15/54 8,928,594
2,050,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,531,684
1,700,000 (d) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,737,740
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,857,311
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 6,190,394
850,000 Black Hills Corp 3 .150 01/15/27 843,069
760,000 Black Hills Corp 3 .875 10/15/49 552,602
850,000 (d) California Buyer Ltd 6 .375 02/15/32 830,513
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,094,058
2,675,000 CenterPoint Energy Houston Electric LLC 4 .850 04/01/36 2,619,609
940,000 (d) Clearway Energy Operating LLC 5 .750 01/15/34 923,738
6,465,000 CMS Energy Corp 6 .500 06/01/55 6,581,596
2,400,000 (d) Colbun S.A. 5 .375 09/11/35 2,344,443
1,800,000 (d) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 1,845,000
3,000,000 (d) Comision Federal de Electricidad 3 .348 02/09/31 2,687,742
1,900,000 (d) Comision Federal de Electricidad 0 .000 01/28/34 1,841,290

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.3% (continued)
$ 9,470,000 Commonwealth Edison Co 3 .000% 03/01/50 $ 6,049,369
6,250,000 Commonwealth Edison Co 2 .750 09/01/51 3,763,529
817,000 Consumers Energy Co 2 .650 08/15/52 488,578
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,321,807
1,411,125 (d) Continuum Green Energy India Pvt 7 .500 06/26/33 1,392,115
725,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 733,149
7,600,000 Dominion Energy, Inc 7 .000 06/01/54 8,038,444
4,500,000 Dominion Energy, Inc 6 .625 05/15/55 4,568,886
1,500,000 DTE Electric Co 3 .650 03/01/52 1,085,532
3,875,000 DTE Electric Co 5 .400 04/01/53 3,693,762
2,650,000 DTE Electric Co 5 .850 05/15/55 2,667,424
2,725,000 DTE Electric Co 5 .550 03/01/56 2,634,672
7,000,000 Duke Energy Carolinas LLC 5 .400 01/15/54 6,639,731
5,310,000 Duke Energy Progress LLC 2 .500 08/15/50 3,046,446
1,500,000 (d) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,170,510
2,390,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,218,255
2,350,000 (d) Energuate Trust 2 0 6 .350 09/15/35 2,300,793
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 580,139
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,315,560
4,020,000 Exelon Corp 6 .500 03/15/55 4,098,641
3,225,000 (d) Ferrellgas LP 5 .875 04/01/29 3,083,093
2,228,642 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,230,870
10,450,000 Florida Power & Light Co 4 .800 05/15/33 10,457,071
5,350,000 Florida Power & Light Co 3 .990 03/01/49 4,140,484
3,850,000 Florida Power & Light Co 5 .700 03/15/55 3,834,448
2,000,000 Georgia Power Co 4 .650 05/16/28 2,015,491
2,000,000 Georgia Power Co 4 .950 05/17/33 2,015,773
3,250,000 (d) Grupo Energia Bogota S.A. ESP 5 .750 10/22/35 3,108,170
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 849,154
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,867,878
2,100,000 Indiana Michigan Power Co 5 .600 03/15/56 2,025,589
6,000,000 (d) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 5,880,148
1,775,000 (d) Israel Electric Corp Ltd, Reg S 5 .633 01/28/38 1,752,386
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 7,143,172
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,593,753
5,625,000 MPLX LP 6 .200 09/15/55 5,551,473
1,650,000 Nevada Power Co 2 .400 05/01/30 1,521,172
2,000,000 (d) Niagara Energy SAC 5 .746 10/03/34 1,994,131
15,720,000 NiSource, Inc 1 .700 02/15/31 13,661,973
2,650,000 NiSource, Inc 5 .850 04/01/55 2,576,153
2,845,000 (d) NRG Energy, Inc 2 .450 12/02/27 2,740,489
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,252,330
1,200,000 (d) NRG Energy, Inc 6 .000 02/01/33 1,200,306
960,000 (d) NRG Energy, Inc 6 .250 11/01/34 967,653
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 170,266
500,000 (d) ONEOK, Inc 5 .625 01/15/28 506,407
2,940,000 PacifiCorp 2 .700 09/15/30 2,679,444
350,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 341,759
1,375,000 PECO Energy Co 3 .000 09/15/49 893,136
1,000,000 PECO Energy Co 2 .800 06/15/50 618,134
1,400,000 (d) Perusahaan Listrik Negara PT 3 .875 07/17/29 1,343,635
2,500,000 (d) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,323,584
1,575,000 (d) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 1,505,721
135,000 Potomac Electric Power Co 7 .900 12/15/38 165,724
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,605,458
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,861,193
3,925,000 Public Service Electric and Gas Co 3 .150 01/01/50 2,611,954
5,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 4,774,472
10,800,000 Sierra Pacific Power Co 6 .375 09/15/56 10,711,745
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,047,745
3,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 2,418,454
550,000 (d) Superior Plus LP 4 .500 03/15/29 525,756

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.3% (continued)
$ 2,815,000 (d) Talen Energy Supply LLC 8 .625% 06/01/30 $ 2,953,152
1,970,000 (d) Talen Energy Supply LLC 6 .250 02/01/34 1,948,051
1,515,000 (d) Talen Energy Supply LLC 6 .500 02/01/36 1,525,500
4,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 3,831,117
1,322,978 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,174,275
4,600,000 Union Electric Co 5 .450 03/15/53 4,347,756
2,250,000 Union Electric Co 5 .125 03/15/55 2,038,749
1,025,000 Virginia Electric and Power Co 2 .950 11/15/26 1,017,369
19,300,000 Virginia Electric and Power Co 4 .950 03/15/36 18,813,505
11,200,000 Williams Cos, Inc 5 .150 03/15/36 11,033,260
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 5,017,258
1,000,000 Wisconsin Power and Light Co 4 .100 10/15/44 796,044
470,000 Xcel Energy, Inc 4 .800 09/15/41 415,268
TOTAL UTILITIES 340,781,154
TOTAL CORPORATE BONDS
(Cost $3,172,599,802) 3,055,511,074
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.6%
FOREIGN GOVERNMENT BONDS - 2.4%
1,575,000 (d) Angolan Government International Bond 8 .750 04/14/32 1,530,219
1,600,000 (d) Angolan Government International Bond 9 .375 05/08/48 1,416,660
2,900,000 Argentina Republic Government International Bond 2 .500 07/09/41 1,929,950
3,200,000 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 2,304,000
1,250,000 (d) Bahamas Government International Bond 8 .250 06/24/36 1,333,537
950,000 (d) Bank Gospodarstwa Krajowego 6 .250 10/31/28 996,186
3,305,000 (d) Bank Gospodarstwa Krajowego 5 .375 05/22/33 3,345,250
3,415,000 (d) Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,129,593
EUR 2,100,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 2,025,329
1,500,000 (d) Barbados Government International Bond 8 .000 06/26/35 1,518,870
950,000 (d) Benin Government International Bond 7 .960 02/13/38 932,002
1,500,000 (d) Benin Government International Bond 8 .375 01/23/41 1,478,664
CLP 845,000,000 (d) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 938,058
BRL 15,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 2,429,670
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,709,774
2,850,000 Brazilian Government International Bond 6 .625 03/15/35 2,913,127
695,000 Brazilian Government International Bond 4 .750 01/14/50 501,373
1,500,000 Brazilian Government International Bond 7 .125 05/13/54 1,471,035
2,115,000 Brazilian Government International Bond 7 .250 01/12/56 2,071,219
2,158,984 Canal Barge Co, Inc 4 .500 11/12/34 2,126,688
EUR 1,150,000 Chile Government International Bond 3 .750 01/14/32 1,321,283
5,950,000 Chile Government International Bond 2 .550 01/27/32 5,262,537
1,900,000 Chile Government International Bond 3 .500 01/31/34 1,712,375
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 597,873
990,000 Chile Government International Bond 3 .100 05/07/41 749,044
875,000 Colombia Government International Bond 6 .125 01/21/31 859,687
2,525,000 Colombia Government International Bond 3 .250 04/22/32 2,103,931
1,350,000 Colombia Government International Bond 8 .000 11/14/35 1,412,829
2,000,000 Colombia Government International Bond 6 .125 01/18/41 1,738,080
1,600,000 (d) Costa Rica Government International Bond 7 .000 04/04/44 1,684,336
6,050,000 (d) Dominican Republic Government International Bond 5 .875 01/30/60 5,049,935
1,500,000 (d),(e) Dominican Republic International Bond 6 .150 05/17/38 1,418,325
4,215,000 (d) Dominican Republic International Bond 5 .300 01/21/41 3,581,907
2,325,000 (d) Eagle Funding Luxco Sarl 5 .500 08/17/30 2,337,206
3,000,000 (d) Ecuador Government International Bond 8 .750 01/29/34 2,940,000
1,425,000 (d) Ecuador Government International Bond 9 .250 01/29/39 1,396,500
956,102 (d) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 841,542
1,975,000 (d) Egypt Government International Bond 8 .625 02/04/30 2,041,761
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 1,416,239
3,050,000 (d) Egypt Government International Bond 8 .500 01/31/47 2,630,517
1,875,000 (d) Egypt Government International Bond 8 .875 05/29/50 1,653,545
395,000 European Investment Bank 4 .875 02/15/36 410,965

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 4,400,000 (d) Export-Import Bank of India 3 .875% 02/01/28 $ 4,347,912
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,822,078
518,788 (d) Ghana Government International Bond 5 .000 07/03/29 493,990
1,052,600 (d) Ghana Government International Bond 5 .000 07/03/35 896,475
2,725,000 (d) Guatemala Government International Bond 3 .700 10/07/33 2,376,200
575,000 (d) Guatemala Government International Bond 4 .650 10/07/41 479,659
1,100,000 (d) Honduras Government International Bond 5 .625 06/24/30 1,087,350
3,550,000 (d) Honduras Government International Bond 8 .625 11/27/34 3,978,805
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 726,448
2,000,000 (d) Hungary Government International Bond 5 .375 09/26/30 2,011,220
575,000 (d) Hungary Government International Bond 2 .125 09/22/31 487,263
2,975,000 (d) Hungary Government International Bond 5 .500 03/26/36 2,900,293
500,000 Indonesia Government International Bond 3 .550 03/31/32 462,987
975,000 Indonesia Government International Bond 4 .750 09/10/34 937,163
1,375,000 Israel Government International Bond 4 .500 01/13/31 1,346,175
770,000 (d) Ivory Coast Government International Bond 6 .125 06/15/33 724,409
2,125,000 (d) Ivory Coast Government International Bond 8 .075 04/01/36 2,157,467
2,000,000 (d) Ivory Coast Government International Bond 6 .750 02/25/41 1,756,257
1,000,000 (d) Jordan Government International Bond 7 .500 01/13/29 1,027,237
2,060,000 (d) Jordan Government International Bond 5 .850 07/07/30 2,025,432
2,000,000 (d) Jordan Government International Bond 5 .750 11/12/32 1,924,791
2,000,000 (d) Kazakhstan Government International Bond 4 .412 10/28/30 1,958,303
1,750,000 (d) Kazakhstan Government International Bond 5 .500 07/01/37 1,758,602
2,000,000 (d) Kommunalbanken AS. 1 .125 06/14/30 1,779,862
MXN 24,400,000 Mexican Bonos 7 .750 11/23/34 1,244,872
844,000 Mexico Government International Bond 5 .850 07/02/32 847,038
1,800,000 Mexico Government International Bond 3 .500 02/12/34 1,532,700
2,000,000 Mexico Government International Bond 5 .625 09/22/35 1,935,000
3,000,000 Mexico Government International Bond 6 .125 02/09/38 2,923,500
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,320,082
EUR 2,250,000 Mexico Government International Bond 5 .375 05/16/40 2,516,824
5,850,000 Mexico Government International Bond 4 .280 08/14/41 4,573,238
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,622,734
3,000,000 Mexico Government International Bond 6 .400 05/07/54 2,806,050
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,838,025
2,825,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,590,374
525,000 (d) Morocco Government International Bond 4 .000 12/15/50 359,614
345,000 (d) Nigeria Government International Bond 7 .875 02/16/32 349,374
2,325,000 (d) Nigeria Government International Bond 7 .375 09/28/33 2,276,714
1,250,000 (d) Nigeria Government International Bond 10 .375 12/09/34 1,431,976
2,000,000 (d) Nigeria Government International Bond 8 .631 01/13/36 2,083,764
1,575,000 (d) Oman Government International Bond 5 .375 03/08/27 1,581,905
2,090,000 (d) Oman Government International Bond 6 .000 08/01/29 2,147,661
1,850,000 (d) Oman Government International Bond 6 .500 03/08/47 1,895,552
2,475,000 Oriental Republic of Uruguay 5 .250 09/10/60 2,244,330
2,200,000 (d) Paraguay Government International Bond 6 .100 08/11/44 2,185,700
2,800,000 (d) Paraguay Government International Bond 5 .400 03/30/50 2,483,600
1,435,000 (d) Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,271,769
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,122,155
1,965,000 Peruvian Government International Bond 5 .875 08/08/54 1,891,804
975,000 Philippine Government International Bond 4 .750 03/05/35 937,592
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,052,513
620,000 Province of Quebec Canada 7 .500 09/15/29 688,708
3,275,000 (d) Republic of Azerbaijan International Bond 3 .500 09/01/32 3,016,049
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,805,180
PLN 6,600,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,817,689
2,000,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,009,828
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,942,001
ZAR 19,100,000 Republic of South Africa Government Bond 8 .500 01/31/37 1,053,144
2,000,000 (d) Republic of South Africa Government International Bond 7 .100 11/19/36 2,042,830
ZAR 23,400,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,248,989
2,895,000 Republic of South Africa Government International Bond 5 .375 07/24/44 2,257,141

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,475,000 Republic of South Africa Government International Bond 7 .300% 04/20/52 $ 1,362,211
UGX 7,600,000,000 Republic of Uganda Government Bonds 15 .800 06/23/39 1,987,679
UZS 7,970,000,000 (d) Republic of Uzbekistan International Bond 16 .625 05/29/27 689,432
1,960,000 (d) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,933,473
1,700,000 (d) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,545,120
1,850,000 (d) Republic of Uzbekistan International Bond 6 .900 02/28/32 1,927,698
1,180,000 (d) Romanian Government International Bond 5 .875 01/30/29 1,188,140
RON 4,900,000 Romanian Government International Bond 8 .000 04/29/30 1,147,121
2,000,000 (d) Romanian Government International Bond 3 .000 02/14/31 1,755,757
2,726,000 (d) Romanian Government International Bond 5 .750 03/24/35 2,577,358
2,000,000 (d) Romanian Government International Bond 5 .750 07/04/36 1,854,487
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 917,575
3,825,000 (d) Rwanda International Government Bond 5 .500 08/09/31 3,419,333
2,800,000 (d) Saudi Government International Bond 4 .500 04/17/30 2,771,219
1,650,000 (d) Saudi Government International Bond 5 .000 01/16/34 1,641,431
2,000,000 (d) Saudi Government International Bond 4 .875 01/12/36 1,947,480
2,810,000 (d) Saudi Government International Bond 3 .750 01/21/55 1,903,730
1,700,000 (d) Senegal Government International Bond 6 .250 05/23/33 901,241
1,825,000 (d) Serbia Government International Bond 2 .125 12/01/30 1,573,896
1,810,000 (d),(e) Serbia Government International Bond 6 .500 09/26/33 1,888,685
1,525,000 (d) Serbia International Bond 6 .000 06/12/34 1,527,992
1,110,000 State of Israel, Reg S 3 .800 05/13/60 718,200
1,750,000 Turkey Government International Bond 6 .000 01/14/41 1,451,021
EUR 1,275,000 Turkiye Government International Bond 5 .200 08/17/31 1,470,978
1,125,000 Turkiye Government International Bond 7 .125 02/12/32 1,125,798
1,895,000 Turkiye Government International Bond 6 .300 03/14/33 1,792,354
2,125,000 Turkiye Government International Bond 7 .625 05/15/34 2,161,859
295,000 (d) Ukraine Government International Bond 4 .500 02/01/29 206,500
429,744 (d) Ukraine Government International Bond 0 .000 02/01/35 196,823
87,287 (d) Ukraine Government International Bond 0 .000 02/01/36 39,890
3,250,000 United States International Development Finance Corp 3 .520 09/20/32 3,156,504
UYU 36,000,000 Uruguay Government International Bond 8 .000 10/29/35 900,066
972,947 (d) Zambia Government International Bond 5 .750 06/30/33 912,041
TOTAL FOREIGN GOVERNMENT BONDS 243,269,110
MORTGAGE BACKED - 24.6%
4,335,000 (a),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 3,225,076
4,159,891 (a),(d) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 3,579,085
3,500,000 (a),(d) BX Trust, (TSFR1M + 1.200%) 4 .950 03/15/39 3,481,091
2,500,349 (a),(d) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 2,487,965
393,000 (a),(d) Citigroup Commercial Mortgage Trust 6 .360 07/10/28 405,240
64,187,939 (a),(d) Citigroup Mortgage Loan Trust 0 .153 02/25/52 561,099
7,192,950 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 98,483
10,655,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .762 03/25/42 10,807,537
20,185,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .312 06/25/42 20,986,732
7,825,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .262 07/25/42 8,061,465
3,585,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 3,706,346
2,815,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 05/25/43 2,932,111
1,475,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .012 05/25/43 1,577,977
4,335,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 4,498,511
860,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 10 .512 06/25/43 956,268
1,650,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .362 07/25/43 1,687,843
3,260,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 3,397,271
2,015,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .562 07/25/43 2,172,744
5,510,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 10/25/43 5,748,466
1,880,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 1,883,148
3,250,000 (a),(d) ELP Commercial Mortgage Trust 4 .797 11/13/42 3,229,591
16 Fannie Mae Pool 7 .500 01/01/29 16
275 Fannie Mae Pool 7 .500 03/01/31 284
372,138 Fannie Mae Pool 3 .500 05/01/32 367,049
302,423 Fannie Mae Pool 5 .000 05/01/35 304,885
244,024 Fannie Mae Pool 5 .000 10/01/35 246,213
128,218 Fannie Mae Pool 5 .000 02/01/36 129,421

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 213,045 Fannie Mae Pool 5 .500% 11/01/38 $ 219,403
2,162,467 Fannie Mae Pool 3 .000 10/01/39 2,019,027
1,013,970 Fannie Mae Pool 3 .000 05/01/40 941,306
206,589 Fannie Mae Pool 5 .000 09/01/40 208,789
136,788 Fannie Mae Pool 4 .000 02/01/41 132,142
248,575 Fannie Mae Pool 5 .000 05/01/41 251,211
3,551,624 Fannie Mae Pool 4 .000 09/01/42 3,445,525
453,574 Fannie Mae Pool 3 .500 04/01/43 427,052
413,333 Fannie Mae Pool 3 .500 09/01/43 390,186
1,384,612 Fannie Mae Pool 4 .500 03/01/44 1,368,877
27,054,686 Fannie Mae Pool 4 .000 05/01/44 26,279,227
401,870 Fannie Mae Pool 4 .500 06/01/44 395,973
1,566,826 Fannie Mae Pool 4 .500 06/01/44 1,547,711
853,194 Fannie Mae Pool 4 .500 08/01/44 842,784
1,244,181 Fannie Mae Pool 4 .500 10/01/44 1,225,928
918,519 Fannie Mae Pool 4 .500 11/01/44 907,312
799,103 Fannie Mae Pool 5 .000 11/01/44 807,592
259,113 Fannie Mae Pool 4 .500 12/01/44 255,312
881,799 Fannie Mae Pool 4 .000 01/01/45 855,439
984,624 Fannie Mae Pool 3 .500 05/01/45 929,561
2,015,813 Fannie Mae Pool 3 .500 01/01/46 1,895,922
872,042 Fannie Mae Pool 4 .000 04/01/46 842,736
1,489,283 Fannie Mae Pool 3 .500 06/01/46 1,397,471
3,310,599 Fannie Mae Pool 3 .500 07/01/46 3,107,625
6,884,878 Fannie Mae Pool 3 .500 07/01/46 6,483,981
1,204,986 Fannie Mae Pool 3 .000 10/01/46 1,064,491
945,942 Fannie Mae Pool 3 .500 10/01/46 887,554
1,590,061 Fannie Mae Pool 4 .500 05/01/47 1,573,631
564,457 Fannie Mae Pool 3 .000 11/01/47 498,666
3,466,488 Fannie Mae Pool 3 .500 11/01/47 3,260,583
4,712,869 Fannie Mae Pool 3 .500 01/01/48 4,406,669
1,906,890 Fannie Mae Pool 4 .500 01/01/48 1,875,762
735,941 Fannie Mae Pool 4 .500 02/01/48 723,966
1,211,312 Fannie Mae Pool 4 .500 05/01/48 1,191,477
812,343 Fannie Mae Pool 4 .500 05/01/48 798,914
204,182 Fannie Mae Pool 3 .000 06/01/49 180,380
1,960,895 Fannie Mae Pool 4 .500 06/01/49 1,924,250
12,429,214 Fannie Mae Pool 3 .000 07/01/50 11,160,845
8,488,704 Fannie Mae Pool 2 .500 08/01/51 7,283,507
3,922,080 Fannie Mae Pool 3 .500 08/01/51 3,640,070
3,547,143 Fannie Mae Pool 3 .000 09/01/51 3,170,274
10,038,575 Fannie Mae Pool 2 .500 12/01/51 8,528,578
2,725,034 Fannie Mae Pool 2 .500 01/01/52 2,308,595
20,253,114 Fannie Mae Pool 2 .500 02/01/52 17,339,997
7,744,403 Fannie Mae Pool 3 .000 02/01/52 6,818,768
7,920,851 Fannie Mae Pool 3 .500 02/01/52 7,353,572
5,307,859 Fannie Mae Pool 2 .500 04/01/52 4,483,502
33,867,895 Fannie Mae Pool 3 .000 04/01/52 30,127,331
12,196,570 Fannie Mae Pool 3 .000 04/01/52 10,839,667
33,115,491 Fannie Mae Pool 3 .000 04/01/52 29,152,696
1,096,866 Fannie Mae Pool 2 .500 05/01/52 928,218
6,062,350 Fannie Mae Pool 3 .000 05/01/52 5,387,104
30,337,635 Fannie Mae Pool 4 .000 05/01/52 28,724,304
6,880,908 Fannie Mae Pool 3 .500 06/01/52 6,345,100
766,081 Fannie Mae Pool 3 .500 06/01/52 703,236
41,365,048 Fannie Mae Pool 4 .000 06/01/52 39,204,902
9,630,549 Fannie Mae Pool 4 .500 06/01/52 9,341,430
62,528,947 Fannie Mae Pool 4 .000 07/01/52 59,089,014
9,352,771 Fannie Mae Pool 4 .500 07/01/52 9,071,026
3,691,286 Fannie Mae Pool 4 .500 07/01/52 3,576,658
28,058,221 Fannie Mae Pool 4 .000 08/01/52 26,490,886
41,593,140 Fannie Mae Pool 4 .500 08/01/52 40,301,680

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 44,165,882 Fannie Mae Pool 5 .000% 08/01/52 $ 43,781,584
58,881,920 Fannie Mae Pool 4 .000 09/01/52 55,806,898
95,334,150 Fannie Mae Pool 4 .500 09/01/52 92,413,060
33,160,176 Fannie Mae Pool 5 .000 09/01/52 32,869,937
9,708,473 Fannie Mae Pool 4 .000 10/01/52 9,197,957
41,700,907 Fannie Mae Pool 4 .500 10/01/52 40,448,938
32,048,431 Fannie Mae Pool 5 .000 10/01/52 31,777,786
17,535,165 Fannie Mae Pool 4 .000 11/01/52 16,575,199
11,255,396 Fannie Mae Pool 4 .500 11/01/52 10,907,056
2,093,162 Fannie Mae Pool 4 .500 12/01/52 2,028,384
9,406,613 Fannie Mae Pool 5 .500 12/01/52 9,500,045
22,362,761 Fannie Mae Pool 5 .000 01/01/53 22,175,058
3,902,642 Fannie Mae Pool 4 .500 02/01/53 3,777,837
60,325,398 Fannie Mae Pool 5 .000 02/01/53 59,788,097
18,247,855 Fannie Mae Pool 5 .500 02/01/53 18,404,949
1,117,184 Fannie Mae Pool 6 .000 02/01/53 1,145,505
308,122 Fannie Mae Pool 6 .000 03/01/53 316,291
50,249,968 Fannie Mae Pool 5 .000 04/01/53 49,797,245
10,788,621 Fannie Mae Pool 5 .000 05/01/53 10,690,867
5,614,257 Fannie Mae Pool 5 .000 06/01/53 5,574,054
55,765,785 Fannie Mae Pool 5 .500 06/01/53 56,228,839
1,895,599 Fannie Mae Pool 4 .000 07/01/53 1,790,944
9,260,638 Fannie Mae Pool 4 .500 07/01/53 8,950,122
21,202,402 Fannie Mae Pool 5 .000 08/01/53 20,984,080
16,057,590 Fannie Mae Pool 5 .500 08/01/53 16,183,565
5,628,032 Fannie Mae Pool 5 .000 10/01/53 5,570,108
84,294,662 Fannie Mae Pool 5 .500 10/01/53 84,917,340
1,339,687 Fannie Mae Pool 6 .000 01/01/54 1,366,291
7,567,528 Fannie Mae Pool 4 .000 02/01/54 7,168,223
20,019,384 Fannie Mae Pool 6 .000 03/01/54 20,407,103
93,583,030 Fannie Mae Pool 5 .500 04/01/54 94,102,743
46,683,507 Fannie Mae Pool 5 .500 05/01/54 46,942,763
104,649,172 Fannie Mae Pool 5 .500 10/01/54 105,193,064
43,397,014 Fannie Mae Pool 6 .000 10/01/54 44,255,603
1,728,548 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .174 09/25/43 170,183
5,820,137 Fannie Mae REMICS 3 .500 02/25/48 5,201,986
4,044,799 Fannie Mae REMICS 4 .000 07/25/48 3,827,890
5,429,032 Fannie Mae REMICS 2 .000 08/25/50 671,811
8,757,044 Fannie Mae REMICS 2 .000 10/25/50 6,164,328
14,647,786 Fannie Mae REMICS 2 .500 11/25/50 2,003,306
7,671,060 Fannie Mae REMICS 3 .000 12/25/50 1,300,456
5,331,816 Fannie Mae REMICS 3 .000 02/25/51 1,017,212
8,666,542 Fannie Mae REMICS 2 .500 11/25/51 916,853
14,383,543 Fannie Mae REMICS 3 .500 04/25/52 11,181,485
3,470,118 Fannie Mae REMICS 4 .000 05/25/52 2,818,883
9,311,325 Fannie Mae REMICS 4 .500 07/25/52 8,321,286
5,305,631 Fannie Mae REMICS 4 .500 08/25/52 4,629,091
3,974,977 Fannie Mae REMICS 4 .000 09/25/52 3,505,654
4,719,203 Fannie Mae REMICS 4 .000 09/25/52 4,179,855
3,861,779 Fannie Mae REMICS 4 .500 10/25/52 3,672,725
4,405,938 Fannie Mae REMICS 4 .500 10/25/52 4,226,887
7,245,497 Fannie Mae REMICS 5 .500 11/25/52 7,331,734
3,038,118 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 2,571,948
4,706,260 (a),(d) Flagstar Mortgage Trust 3 .000 12/30/51 4,049,170
136 Freddie Mac Gold Pool 8 .000 01/01/31 138
3,733 Freddie Mac Gold Pool 8 .000 09/01/31 3,808
26,675 Freddie Mac Gold Pool 7 .000 12/01/31 28,041
19,481 Freddie Mac Gold Pool 4 .500 07/01/33 19,461
130,491 Freddie Mac Gold Pool 7 .000 12/01/33 137,173
48,005 Freddie Mac Gold Pool 4 .500 04/01/35 47,576
21,585 Freddie Mac Gold Pool 7 .000 05/01/35 22,691
848,195 Freddie Mac Gold Pool 5 .000 06/01/36 857,028

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 38,090 Freddie Mac Gold Pool 5 .000% 07/01/39 $ 38,543
797,412 Freddie Mac Gold Pool 5 .000 08/01/44 806,880
48,049 Freddie Mac Gold Pool 4 .500 11/01/44 47,118
96,075 Freddie Mac Gold Pool 4 .500 11/01/44 94,784
49,302 Freddie Mac Gold Pool 4 .500 12/01/44 48,347
47,331 Freddie Mac Gold Pool 4 .500 12/01/44 46,415
412,831 Freddie Mac Gold Pool 3 .500 04/01/45 390,224
8,159,871 Freddie Mac Gold Pool 3 .500 08/01/45 7,713,050
8,718,957 Freddie Mac Gold Pool 3 .500 10/01/45 8,219,653
2,592,586 Freddie Mac Gold Pool 4 .500 06/01/47 2,557,741
2,054,160 Freddie Mac Gold Pool 4 .000 09/01/47 1,977,430
2,678,127 Freddie Mac Gold Pool 3 .500 12/01/47 2,514,705
6,086,397 Freddie Mac Gold Pool 4 .500 08/01/48 5,995,501
4,502,704 Freddie Mac Pool 3 .000 09/01/51 4,072,622
7,870,410 Freddie Mac Pool 2 .500 11/01/51 6,670,166
18,335,402 Freddie Mac Pool 3 .000 11/01/51 16,508,110
3,266,209 Freddie Mac Pool 3 .000 11/01/51 2,917,781
1,653,137 Freddie Mac Pool 3 .000 11/01/51 1,495,246
2,695,610 Freddie Mac Pool 3 .000 11/01/51 2,430,037
4,790,669 Freddie Mac Pool 2 .500 02/01/52 4,105,863
5,423,300 Freddie Mac Pool 3 .000 02/01/52 4,775,765
7,343,081 Freddie Mac Pool 3 .000 03/01/52 6,465,327
10,578,537 Freddie Mac Pool 2 .500 04/01/52 8,970,217
10,220,653 Freddie Mac Pool 4 .000 04/01/52 9,690,665
17,630,382 Freddie Mac Pool 3 .000 05/01/52 15,520,637
2,910,824 Freddie Mac Pool 3 .000 06/01/52 2,574,609
756,984 Freddie Mac Pool 3 .500 06/01/52 698,797
20,652,648 Freddie Mac Pool 4 .500 06/01/52 20,028,387
30,382,022 Freddie Mac Pool 4 .500 07/01/52 29,454,259
20,216,553 Freddie Mac Pool 4 .500 07/01/52 19,605,475
3,824,600 Freddie Mac Pool 4 .500 09/01/52 3,709,381
8,213,730 Freddie Mac Pool 5 .000 06/01/53 8,139,307
7,713,341 Freddie Mac Pool 5 .000 08/01/53 7,637,373
26,623,348 Freddie Mac Pool 5 .500 08/01/53 26,815,945
8,483,688 Freddie Mac REMICS 3 .500 01/15/47 7,717,589
1,390,544 Freddie Mac REMICS 4 .000 10/15/47 1,308,456
932,969 Freddie Mac REMICS 4 .000 11/15/47 884,595
6,793,078 Freddie Mac REMICS 4 .000 01/15/48 6,439,512
7,734,383 Freddie Mac REMICS 4 .000 03/15/48 7,327,806
1,992,464 Freddie Mac REMICS 4 .000 04/15/48 1,887,524
4,393,784 Freddie Mac REMICS 4 .000 04/15/48 4,154,984
2,314,932 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .861 06/15/48 2,109,039
2,460,394 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .781 10/15/48 2,141,246
7,015,677 Freddie Mac REMICS 2 .000 09/25/50 4,803,033
2,882,320 Freddie Mac REMICS 2 .000 09/25/50 351,830
12,597,477 Freddie Mac REMICS 3 .000 09/25/50 9,274,312
6,450,095 Freddie Mac REMICS 3 .000 10/25/50 4,679,651
19,049,980 Freddie Mac REMICS 2 .500 02/25/51 3,192,565
3,299,404 Freddie Mac REMICS 4 .000 08/25/52 2,938,071
5,921,394 Freddie Mac REMICS 4 .500 10/25/52 5,530,640
7,345,849 Freddie Mac REMICS 5 .500 11/25/52 7,482,851
11,774,981 Freddie Mac REMICS 4 .500 12/25/55 20,407,093
720,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .762 01/25/42 747,272
3,260,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 3,338,558
6,555,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 6,865,018
11,610,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .162 06/25/42 12,050,927
10,515,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7 .662 07/25/42 10,845,334
6,310,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .362 09/25/42 6,510,938
715,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 739,696
4,515,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .912 04/25/43 4,690,071
3,675,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .162 05/25/43 3,839,508
80,394 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .789 02/25/48 78,773

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 98,323 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .850% 05/25/48 $ 96,293
5,020,073 (a),(d) GCAT Trust 3 .000 12/25/51 4,319,168
157,819 Ginnie Mae I Pool 5 .000 06/15/39 160,444
16,357 Ginnie Mae II Pool 6 .500 11/20/38 17,465
3,240,750 Ginnie Mae II Pool 3 .000 06/20/51 2,895,809
4,765,195 Ginnie Mae II Pool 3 .000 12/20/51 4,258,338
5,582,302 Ginnie Mae II Pool 2 .500 02/20/52 4,695,326
46,627,048 Ginnie Mae II Pool 3 .500 07/20/52 43,117,110
8,264,290 Ginnie Mae II Pool 4 .000 08/20/52 7,811,040
25,787,657 Ginnie Mae II Pool 4 .500 08/20/52 25,116,117
36,601,376 Ginnie Mae II Pool 4 .000 09/20/52 34,632,547
7,355,710 Ginnie Mae II Pool 5 .000 11/20/52 7,337,388
7,813,327 Ginnie Mae II Pool 4 .500 03/20/53 7,598,505
12,177,109 Government National Mortgage Association 5 .000 01/20/40 2,369,314
5,661,806 Government National Mortgage Association 4 .500 03/20/40 959,820
9,141,991 Government National Mortgage Association 5 .000 03/20/40 1,688,661
8,199,271 Government National Mortgage Association 2 .500 12/20/43 7,340,480
2,548,995 Government National Mortgage Association 3 .000 03/20/45 2,281,641
929,378 Government National Mortgage Association 4 .000 06/20/46 97,940
3,284,804 Government National Mortgage Association 5 .000 09/20/46 597,519
13,471,891 Government National Mortgage Association 3 .000 11/20/51 9,818,659
18,094,616 Government National Mortgage Association 3 .000 12/20/51 13,410,550
16,306,478 Government National Mortgage Association 3 .000 01/20/52 12,327,719
15,198,447 Government National Mortgage Association 3 .000 02/20/52 10,537,313
10,552,705 Government National Mortgage Association 4 .000 04/20/52 8,798,846
9,147,736 Government National Mortgage Association 5 .000 04/20/52 1,637,429
5,672,659 Government National Mortgage Association 4 .000 07/20/52 4,779,968
8,977,153 Government National Mortgage Association 4 .500 09/20/52 8,276,144
7,828,879 Government National Mortgage Association 4 .500 09/20/52 7,216,248
6,518,214 Government National Mortgage Association 4 .500 09/20/52 6,271,293
4,751,158 Government National Mortgage Association 4 .500 09/20/52 4,217,579
5,478,530 Government National Mortgage Association 4 .500 02/20/53 5,143,520
4,891,374 Government National Mortgage Association 5 .500 02/20/53 4,878,623
6,601,885 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .277 05/20/53 506,699
4,960,793 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 8 .881 08/20/53 5,423,708
2,903,913 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 11 .026 08/20/53 3,419,699
73,536,358 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .147 08/25/51 598,549
11,087,043 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 9,148,787
7,201,774 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 5,951,354
2,511,514 (a),(d) GS Mortgage-Backed Securities Trust 2 .821 05/28/52 2,104,382
6,917,285 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 5,951,491
56,122 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .453 03/25/35 53,332
4,324,045 (d) Imperial Fund Mortgage Trust 4 .638 03/25/67 4,128,555
983,054 (a),(d) J.P. Morgan Mortgage Trust 3 .241 10/25/52 808,117
904,427 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 823,873
645,355 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 581,715
107,929 (a),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 100,616
20,175,446 (a),(d) JP Morgan Mortgage Trust 0 .125 06/25/51 122,949
35,948,862 (a),(d) JP Morgan Mortgage Trust 0 .104 11/25/51 204,822
3,240,608 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 2,679,893
37,376,879 (a),(d) JP Morgan Mortgage Trust 0 .112 12/25/51 225,435
3,430,343 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 2,834,744
857,042 (a),(d) JP Morgan Mortgage Trust 2 .836 12/25/51 698,156
7,164,234 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 5,947,153
8,066,817 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 235,078
6,280,281 (a),(d) JP Morgan Mortgage Trust 3 .344 04/25/52 5,386,419
4,023,108 (a),(d) JP Morgan Mortgage Trust 3 .344 04/25/52 3,407,832
2,203,357 (a),(d) JP Morgan Mortgage Trust 3 .344 04/25/52 1,815,533
10,398,273 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 8,592,855
2,400,055 (a),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 2,084,426
69,524,780 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 657,538
10,811,539 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 8,934,367

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 17,051,727 (a),(d) JP Morgan Mortgage Trust 3 .250% 07/25/52 $ 15,220,009
11,716,700 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 10,080,224
2,534,762 (a),(d) JP Morgan Mortgage Trust 3 .094 08/25/52 2,060,473
6,902,666 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 5,938,568
4,502,959 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 3,865,600
6,540,310 (a),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 5,626,823
2,842,297 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 2,777,036
2,524,230 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 2,504,630
6,514,772 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 5,387,536
6,273,261 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 5,644,034
4,828,900 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,993,367
1,269,000 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 5 .500 04/25/56 1,258,442
4,010,000 (d) NMEF Funding LLC 4 .200 02/15/34 3,985,581
4,584,154 (a),(d) OBX 3 .000 01/25/52 3,943,883
2,720,000 (a),(d) PMT Loan Trust 5 .500 02/25/57 2,726,269
7,368,000 (a),(d),(h) PMT Loan Trust 6 .000 03/25/57 7,417,216
2,191,486 (a),(d) RCKT Mortgage Trust 3 .007 09/25/51 1,777,387
11,686,019 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 9,664,014
4,256,440 (a),(d) RCKT Mortgage Trust 3 .000 05/25/52 3,662,154
330,853 (a),(d) RCKT Mortgage Trust 3 .185 05/25/52 278,793
766,918 (a),(d) RCKT Mortgage Trust 4 .000 06/25/52 704,750
103,272 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 97,563
1,008,926 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 909,483
3,223,509 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 2,661,810
17,645,372 (a),(d) Sequoia Mortgage Trust 4 .000 11/25/55 16,312,785
5,746,293 (a),(d) Sequoia Mortgage Trust 5 .500 02/25/56 5,704,139
822,000 (a),(d) Sequoia Mortgage Trust 5 .125 04/25/56 807,865
10,000,000 (a),(d),(h) SLG Office Trust 4 .965 04/15/41 10,040,636
1,750,000 (a) UBS Commercial Mortgage Trust 4 .585 10/15/51 1,704,136
1,700,000 (a),(d) Verus Securitization Trust 5 .670 01/25/71 1,681,006
4,192,186 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,610,795
4,348,156 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .300 08/25/51 3,702,726
TOTAL MORTGAGE BACKED 2,502,339,384
MUNICIPAL BONDS - 0.0%
550,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 523,309
2,518,000 New Jersey Economic Development Authority 7 .425 02/15/29 2,641,419
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,561,164
32,000 State Public School Building Authority 5 .000 09/15/27 32,391
TOTAL MUNICIPAL BONDS 6,758,283
U.S. TREASURY SECURITIES - 22.6%
8,291,440 (i) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 8,331,790
2,690,000 United States Treasury Note 4 .125 01/31/27 2,698,301
27,545,000 United States Treasury Note 4 .125 02/28/27 27,634,951
6,945,000 United States Treasury Note 3 .875 03/31/27 6,954,170
1,275,000 United States Treasury Note 3 .750 04/30/27 1,274,459
28,000,000 United States Treasury Note 3 .875 07/31/27 28,010,937
9,140,000 United States Treasury Note 3 .625 08/31/27 9,112,866
68,145,000 United States Treasury Note 3 .500 09/30/27 67,812,261
640,000 United States Treasury Note 4 .250 01/15/28 644,525
12,950,000 United States Treasury Note 3 .875 03/15/28 12,964,670
88,843,000 United States Treasury Note 3 .875 03/31/28 88,974,877
11,260,000 United States Treasury Note 3 .750 04/15/28 11,244,605
6,818,000 United States Treasury Note 3 .750 05/15/28 6,808,678
1,530,000 United States Treasury Note 3 .875 06/15/28 1,532,032
4,110,000 United States Treasury Note 3 .875 07/15/28 4,114,816
48,090,000 United States Treasury Note 3 .625 08/15/28 47,885,242
22,500,000 United States Treasury Note 3 .375 09/15/28 22,267,969
81,411,000 United States Treasury Note 3 .500 03/15/29 80,692,294
19,565,000 United States Treasury Note 4 .250 01/31/30 19,812,620
720,000 United States Treasury Note 3 .625 08/31/30 711,169
178,341,000 United States Treasury Note 3 .750 01/31/31 176,822,316
95,093,000 United States Treasury Note 3 .875 03/31/31 94,788,406

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 8,300,000 United States Treasury Note 4 .375% 01/31/32 $ 8,441,359
16,700,000 United States Treasury Note 4 .125 02/29/32 16,761,973
9,010,000 United States Treasury Note 4 .125 03/31/32 9,041,676
54,789,000 United States Treasury Note 4 .125 05/31/32 54,932,393
65,750,000 United States Treasury Note 4 .125 06/30/32 65,449,502
5,310,000 United States Treasury Note 4 .000 07/31/32 5,283,243
5,625,000 United States Treasury Note 3 .875 08/31/32 5,554,468
152,210,000 United States Treasury Note 4 .250 03/31/33 153,256,444
49,594,000 United States Treasury Note 4 .125 02/15/36 48,819,094
3,250,000 United States Treasury Note 4 .625 11/15/44 3,144,756
1,235,000 United States Treasury Note 4 .750 02/15/45 1,213,484
1,175,000 United States Treasury Note 5 .000 05/15/45 1,190,284
33,984,000 (e) United States Treasury Note 4 .625 02/15/46 32,762,700
84,139,000 United States Treasury Note 4 .625 11/15/55 80,392,185
650,000 United States Treasury Note/Bond 4 .875 05/31/26 651,071
2,450,000 United States Treasury Note/Bond 4 .625 06/30/26 2,455,283
8,150,000 United States Treasury Note/Bond 0 .875 09/30/26 8,035,200
2,850,000 United States Treasury Note/Bond 3 .500 09/30/26 2,846,104
30,000,000 United States Treasury Note/Bond 4 .625 10/15/26 30,135,656
16,425,000 United States Treasury Note/Bond 4 .625 11/15/26 16,508,793
15,470,000 United States Treasury Note/Bond 1 .250 12/31/26 15,185,618
2,575,000 United States Treasury Note/Bond 4 .500 05/15/27 2,593,910
865,000 United States Treasury Note/Bond 3 .500 04/30/28 859,526
200,000 United States Treasury Note/Bond 1 .000 07/31/28 187,547
1,090,000 United States Treasury Note/Bond 3 .250 06/30/29 1,070,201
1,785,000 United States Treasury Note/Bond 4 .000 10/31/29 1,792,112
1,356,000 United States Treasury Note/Bond 3 .500 04/30/30 1,335,342
2,450,000 United States Treasury Note/Bond 4 .625 09/30/30 2,519,576
11,286,000 United States Treasury Note/Bond 4 .000 01/31/31 11,308,925
30,000,000 United States Treasury Note/Bond 4 .250 02/28/31 30,389,062
24,000,000 United States Treasury Note/Bond 4 .125 03/31/31 24,169,687
8,260,000 United States Treasury Note/Bond 4 .625 04/30/31 8,505,219
22,395,000 United States Treasury Note/Bond 4 .125 07/31/31 22,540,218
7,775,000 United States Treasury Note/Bond 1 .250 08/15/31 6,748,153
6,950,000 United States Treasury Note/Bond 3 .625 09/30/31 6,818,330
12,965,000 United States Treasury Note/Bond 3 .375 05/15/33 12,350,682
200,000 United States Treasury Note/Bond 4 .750 02/15/37 207,141
7,500,000 (j) United States Treasury Note/Bond 3 .500 02/15/39 6,766,406
16,015,000 United States Treasury Note/Bond 3 .875 08/15/40 14,678,748
2,850,000 United States Treasury Note/Bond 1 .875 02/15/41 1,974,404
33,830,000 United States Treasury Note/Bond 2 .000 11/15/41 23,395,559
12,000,000 United States Treasury Note/Bond 3 .125 11/15/41 9,819,375
200,024,100 (j) United States Treasury Note/Bond 2 .375 02/15/42 145,759,750
4,115,000 United States Treasury Note/Bond 3 .250 05/15/42 3,390,696
185,174,000 United States Treasury Note/Bond 3 .875 02/15/43 164,537,226
20,990,000 United States Treasury Note/Bond 4 .375 08/15/43 19,811,772
54,460,000 United States Treasury Note/Bond 4 .750 11/15/43 53,804,778
117,010,000 United States Treasury Note/Bond 4 .625 05/15/44 113,476,847
5,010,000 United States Treasury Note/Bond 4 .125 08/15/44 4,545,401
1,380,000 United States Treasury Note/Bond 2 .500 05/15/46 948,103
10,450,000 United States Treasury Note/Bond 3 .000 05/15/47 7,766,473
1,255,000 United States Treasury Note/Bond 2 .750 08/15/47 888,060
42,835,000 United States Treasury Note/Bond 2 .750 11/15/47 30,213,734
55,445,000 United States Treasury Note/Bond 3 .000 02/15/48 40,886,356
510,000 United States Treasury Note/Bond 3 .125 05/15/48 383,795
45,841,000 (j) United States Treasury Note/Bond 3 .375 11/15/48 35,922,512
217,477,000 United States Treasury Note/Bond 2 .250 02/15/52 131,063,873
86,704,000 United States Treasury Note/Bond 3 .625 02/15/53 69,586,733
TOTAL U.S. TREASURY SECURITIES 2,296,171,472
TOTAL GOVERNMENT BONDS
(Cost $5,290,958,740) 5,048,538,249

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.6%
2,377,000 (k) Nuveen Securitized Income ETF $ 59,849,532
3,965,434 (k) Nuveen Ultra Short Income ETF 100,226,345
TOTAL INVESTMENT COMPANIES
(Cost $159,802,535) 160,075,877
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 (e) Morgan Stanley 4,912,000
208,700 Morgan Stanley 5,190,369
TOTAL FINANCIAL SERVICES 10,102,369
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,102,369
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.8%
ASSET BACKED - 6.2%
$ 4,000,000 (a),(d) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5 .970% 07/21/38 3,998,748
2,563,442 (d) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 2,565,677
4,250,000 (a),(d) Apidos CLO XXXI, (TSFR3M + 1.450%), Series 2019 31A 5 .122 04/15/39 4,236,829
5,252,363 (d) Apollo Aviation Securitization, Series 2021 2A 2 .798 01/15/47 4,964,130
55,677 (d) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 1
5,666,667 (d) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 1 .630 08/20/27 5,632,324
2,583,333 (d) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2 .130 08/20/27 2,570,051
1,000,000 (d) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1 .660 02/20/28 981,756
12,650,000 BANK, Series 2025 BNK51 5 .290 12/25/67 12,859,965
10,000,000 BANK, Series 2025 BNK51 5 .544 12/25/67 10,160,570
5,500,000 BANK5, Series 2025 5YR19 5 .270 12/15/58 5,622,268
6,000,000 BANK5, Series 2025 5YR19 5 .611 12/15/58 6,147,660
2,600,000 (a) Benchmark Mortgage Trust, Series 2019 B10 4 .180 03/15/62 2,327,189
249,008 BMW Vehicle Lease Trust, Series 2024 2 4 .290 01/25/27 249,032
12,000,000 (a),(d) BOCA Commercial Mortgage Trust, (TSFR1M + 1.600%), Series 2025 BOCA 5 .273 12/15/42 12,027,220
268,110 (d) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 267,154
1,017,712 (d) British Airways Pass Through Trust, Series 2020 A 3 .800 09/20/31 993,112
3,783,430 (d) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 3,735,048
8,265,250 (d) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 8,166,859
3,750,000 Capital One Prime Auto Receivables Trust, Series 2025 1 3 .850 07/15/30 3,730,824
5,686,125 (d) Cars Net Lease Mortgage Notes, Series 2020 1A 2 .010 12/15/50 5,390,976
11,562,308 (d) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 11,053,386
138,732 Carvana Auto Receivables Trust, Series 2021 N2 1 .270 03/10/28 135,939
702,297 Carvana Auto Receivables Trust, Series 2021 N4 1 .720 09/11/28 686,843
634,456 (d) Carvana Auto Receivables Trust, Series 2022 N1 4 .130 12/11/28 629,482
6,163 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .454 07/25/36 6,149
8,817,685 (a),(d) CBRE Realty Finance, Series 2007 1A 4 .497 04/07/52 882
8,602,942 (d) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 7,207,976
2,555,783 (d) CF Hippolyta LLC, Series 2020 1 1 .990 07/15/60 2,078,555
1,798,904 (d) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 1,106,325
5,625,000 (a),(d) CIFC Funding Ltd, (TSFR3M + 1.912%), Series 2020 1A 5 .584 07/15/36 5,631,289
5,900,000 (a),(d) CIFC Funding Ltd, (TSFR3M + 1.450%), Series 2020 2A 5 .120 04/16/39 5,904,106
85 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1 6 .200 02/25/30 85
1,340,458 CNH Equipment Trust, Series 2024 B 5 .190 09/17/29 1,352,208
9,035,000 CNH Equipment Trust, Series 2024 C 4 .030 01/15/30 9,019,413
6,670,000 (d) CPS Auto Receivables Trust, Series 2025 C 4 .910 10/15/31 6,681,106
1,051,875 (d) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 1,039,606
16,277,500 (d) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 16,023,537
12,830,500 (d) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 12,079,921
13,566,375 (d) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 12,836,868
3,800,000 (a),(d) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A 5 .529 07/18/30 3,804,340
11,500,000 (a),(d) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5 .368 10/20/38 11,523,391
3,326,000 (a),(d) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .297 11/13/42 3,289,931
4,494,700 (d) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 4,182,074
5,425,032 Ford Credit Auto Owner Trust, Series 2024 A 5 .090 12/15/28 5,462,156

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 24,625,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .070% 07/15/29 $ 24,623,222
5,000,000 (a),(d) Galaxy 32 CLO Ltd, (TSFR3M + 1.450%), Series 2023 32A 5 .123 01/20/39 4,998,260
731,580 GM Financial Consumer Automobile Receivables Trust, Series 2024 4 4 .530 10/18/27 731,797
3,000,000 (a),(d) Golub Capital Partners CLO, LT, (TSFR3M + 1.600%), Series 2025 84A 5 .310 01/20/39 2,988,429
4,500,000 (a),(d) Golub Capital Partners CLO, LT, (TSFR3M + 1.450%), Series 2026 86A 5 .108 01/25/39 4,498,200
10,000,000 (a),(d) GSJP Trust, (TSFR1M + 1.500%), Series 2025 BEDS 5 .173 12/15/42 9,952,410
1,895,000 (d) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 1,824,136
441,899 (d) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 402,881
156,114 (d) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 143,635
574,469 (d) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 536,039
312,229 (d) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 294,953
30,992 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 30,664
29,500,000 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330 05/15/29 29,557,587
18,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .570 09/21/29 18,119,000
1,021,702 (d) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 1,014,000
2,183,952 (d) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 2,140,198
25,340,000 (d) Hyundai Auto Lease Securitizat, Series 2026 A 3 .970 12/15/28 25,249,278
3,500,829 (d),(l) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 3,141,854
1,850,000 (a),(d) KKR Clo 32 Ltd, (TSFR3M + 2.100%), Series 2024 32A 5 .772 04/15/37 1,852,540
8,400,000 (d) Kubota Credit Owner Trust, Series 2025 1A 4 .670 06/15/29 8,462,360
2,250,000 (d) M&T Bank Auto Receivables Trust, Series 2025 1A 4 .730 06/17/30 2,266,818
518,853 (d) MAPS Trust, Series 2021 1A 2 .521 06/15/46 498,818
1,825,000 Mercedes-Benz Auto Lease Trust, Series 2025 B 3 .880 04/16/29 1,815,127
28,695,000 Mercedes-Benz Auto Lease Trust, Series 2026 A 3 .930 01/15/30 28,530,836
2,500,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .752 05/15/56 2,610,797
391,807 (d) MVW LLC, Series 2021 2A 1 .830 05/20/39 372,828
758,624 (d) MVW LLC, Series 2021 1WA 1 .440 01/22/41 733,372
4,955,759 (d) MVW Owner Trust, Series 2025 2A 4 .480 10/20/44 4,919,614
650,256 (d) Navient Private Education Refi Loan Trust, Series 2020 HA 1 .310 01/15/69 617,866
482,449 (d) Navient Student Loan Trust, Series 2019 BA 3 .390 12/15/59 475,243
1,100,000 (a),(d) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), Series 2024 56A 5 .418 07/24/37 1,101,263
2,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 45 Ltd, (TSFR3M + 1.550%), Series 2021 45A 5 .217 10/14/36 2,001,202
6,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5 .218 04/25/36 6,003,042
4,352,581 (d) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1 .480 01/20/51 3,785,361
3,881,928 (d) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2 .380 11/20/51 3,370,633
5,978,872 (d) OneMain Financial Issuance Trust, Series 2020 2A 1 .750 09/14/35 5,897,005
488,042 (d) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 480,427
1,600,000 (d) Oscar US Funding XVII LLC, Series 2024 2A 4 .470 03/12/29 1,600,562
2,700,000 (a),(d) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5 .322 07/15/38 2,702,635
1,500,000 (d) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 1,513,333
3,350,000 (d) PFS Financing Corp, Series 2026 B 4 .180 03/17/31 3,319,411
1,500,000 (d) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 1,416,834
12,650,000 (d) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 12,362,996
2,750,000 (d) Regional Management Issuance Trust, Series 2024 2 5 .490 12/15/33 2,764,968
2,333,250 (d) Renew, Series 2018 1 3 .950 09/20/53 2,152,045
1,320,000 (d) SCCU Auto Receivables Trust, Series 2024 1A 5 .160 05/15/30 1,336,148
3,905,000 (d) SCCU Auto Receivables Trust, Series 2024 1A 5 .620 12/16/30 3,964,294
3,190,875 (d) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 3,032,245
882,566 (d) Sierra Timeshare Receivables Funding LLC, Series 2024 3A 4 .830 08/20/41 883,436
4,649,887 (d) Sierra Timeshare Receivables Funding LLC, Series 2024 1A 5 .350 01/20/43 4,680,885
18,586 (d) SMB Private Education Loan Trust, Series 2017 B 2 .820 10/15/35 18,573
7,614,511 (d) SOFI CONSUMER LOAN PROGRAM TRU, Series 2026 1 4 .060 12/26/35 7,606,125
226,463 (d) SoFi Professional Loan Program LLC, Series 2019 A 3 .690 06/15/48 225,378
5,500,000 (d) Sotheby's Artfi Master Trust, Series 2026 1A 5 .820 06/20/33 5,488,971
1,603,801 (d) SpringCastle America Funding LLC, Series 2020 AA 1 .970 09/25/37 1,511,031
162,067 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .693 09/25/34 155,914
4,986,875 (d) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 5,019,058
5,100,000 (a),(d) SYCA Commercial Mortgage Trust, Series 2025 WAG 4 .908 11/10/42 5,095,195
1,700,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 1,714,873
14,987,055 (d) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 14,649,353
9,667,800 (d) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 8,943,838
30,600,000 (d) T-Mobile US Trust, Series 2025 1A 4 .740 11/20/29 30,828,805

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 30,450,000 Toyota auto receivables owner, Series 2026 A 3 .860% 09/16/30 $ 30,248,439
249,834 Toyota Auto Receivables Owner Trust, Series 2024 D 4 .550 08/16/27 249,942
20,000,000 (d) Toyota Lease Owner Trust, Series 2025 A 4 .750 02/22/28 20,099,646
10,000,000 (d) UNITK A2, Series 2026 1A 5 .219 02/25/56 9,971,511
9,668,134 (d) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 8,941,778
9,250,000 (d) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 9,334,644
TOTAL ASSET BACKED 626,237,522
OTHER MORTGAGE BACKED - 9.6%
58,679 (a),(d) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 54,647
3,000,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .423 06/15/35 2,992,990
5,000,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 5 .673 06/15/35 4,989,384
3,000,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 6 .673 06/15/35 2,996,943
5,000,000 (a),(d) ARES Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 GCP 4 .923 02/15/43 4,985,347
2,500,000 (a),(d) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .023 02/15/42 2,496,732
778,350 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 4 .192 09/15/48 770,810
5,055,000 BANK, Series 2017 BNK8 3 .731 11/15/50 4,867,592
4,250,000 (a) BANK, Series 2017 BNK8 3 .945 11/15/50 3,937,706
1,947,000 (a) BANK, Series 2017 BNK8 4 .089 11/15/50 1,641,888
3,000,000 (d) BANK, Series 2019 BN21 2 .500 10/17/52 2,229,446
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 935,546
2,500,000 BANK, Series 2019 BN23 3 .203 12/15/52 2,304,323
1,637,000 BANK, Series 2019 BN23 3 .455 12/15/52 1,442,345
4,621,000 BANK, Series 2020 BN30 1 .925 12/15/53 4,076,438
8,864,000 (a) BANK, Series 2022 BNK39 2 .928 02/15/55 8,017,198
2,396,000 BANK, Series 2024 BNK48 5 .053 10/15/57 2,404,743
1,750,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,654,372
2,550,000 (a) BANK, Series 2019 BN24 3 .283 11/15/62 2,368,471
11,716,000 BANK, Series 2021 BN34 2 .438 06/15/63 10,326,473
3,330,000 (a) BANK, Series 2022 BNK41 3 .789 04/15/65 3,149,154
2,000,000 (a) BANK5, Series 2023 5YR1 6 .260 04/15/56 2,054,148
4,093,000 (a) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 4,287,064
2,034,730 (a),(d) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2 .500 10/25/51 1,682,665
6,343,943 (a),(d) Bayview MSR Opportunity Master Fund Trust, Series 2022 5 3 .000 02/25/52 5,458,198
1,250,000 (a),(d) BBCMS Mortgage Trust, Series 2018 CHRS 4 .267 08/05/38 1,086,516
13,865,000 BBCMS Mortgage Trust, Series 2023 C19 5 .753 04/15/56 14,036,904
4,298,846 (a) BBCMS Mortgage Trust, Series 2023 C20 6 .383 07/15/56 4,410,994
4,000,000 (a) BBCMS Mortgage Trust, Series 2023 C21 6 .296 09/15/56 4,250,143
4,367,000 (a) BBCMS Mortgage Trust, Series 2024 C30 5 .831 11/15/57 4,534,840
151,000 (a) BBCMS Mortgage Trust, Series 2025 C35 5 .586 07/15/58 156,868
9,500,000 (d) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 9,213,013
2,500,000 (d) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 2,348,309
2,500,000 (a),(d) BBCMS Trust, Series 2015 SRCH 4 .957 08/10/35 2,324,182
3,000,000 (a) Benchmark, Series 2018 B4 4 .311 07/15/51 2,898,232
2,575,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 2,166,202
2,500,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG3 3 .099 09/15/48 2,050,135
2,500,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG3 3 .536 09/15/48 2,446,581
3,200,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .666 01/15/51 3,158,841
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4 .553 04/10/51 1,670,073
2,145,000 Benchmark Mortgage Trust, Series 2018 B6 4 .261 10/10/51 2,129,637
1,380,000 Benchmark Mortgage Trust, Series 2019 B9 4 .016 03/15/52 1,350,540
3,000,000 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 2,861,144
1,667,000 Benchmark Mortgage Trust, Series 2019 B9 4 .468 03/15/52 1,540,888
1,500,000 (a) Benchmark Mortgage Trust, Series 2019 B9 4 .971 03/15/52 1,318,313
7,500,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542 05/15/52 7,256,117
2,017,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 1,887,527
1,300,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,295,587
2,127,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 1,628,981
11,920,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 10,698,139
13,310,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 11,804,450
5,250,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2 .244 08/15/54 4,324,954
3,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 3,034,394
13,000,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 13,580,479

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,680,000 (d) Benchmark Mortgage Trust, Series 2019 B14 2 .500% 12/15/62 $ 676,494
1,000,000 Benchmark Mortgage Trust, Series 2019 B14 3 .352 12/15/62 913,798
3,800,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,109,661
3,130,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3 .761 12/15/62 2,226,440
4,000,000 Benchmark Mortgage Trust, Series 2019 B15 2 .928 12/15/72 3,733,666
5,600,000 Benchmark Mortgage Trust, Series 2019 B15 3 .564 12/15/72 4,839,399
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,651,261
2,075,000 BMO Mortgage Trust, Series 2023 C5 5 .765 06/15/56 2,150,594
1,530,000 (a) BMO Mortgage Trust, Series 2024 C8 5 .911 03/15/57 1,582,373
6,400,000 (a) BMO Mortgage Trust, Series 2024 C9 6 .127 07/15/57 6,697,380
1,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 3.927%), Series 2024 BRBK 7 .605 10/15/41 996,770
2,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 8 .552 10/15/41 1,996,449
2,625,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.200%), Series 2026 XL6 4 .873 03/15/43 2,622,046
5,000,000 (a),(d),(h) BX Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2026 ALOHA 5 .050 04/15/43 5,006,250
2,250,000 (a),(d),(h) BX Commercial Mortgage Trust, (TSFR1M + 2.150%), Series 2026 ALOHA 5 .850 04/15/43 2,252,813
2,100,000 (a),(d) BX Mortgage Trust, (TSFR1M + 2.062%), Series 2021 PAC 5 .735 10/15/36 2,087,452
4,000,000 (a),(d) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .223 12/15/42 4,009,722
2,000,000 (a),(d) BXP Trust, Series 2021 601L 2 .775 01/15/44 1,642,288
6,500,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 5,282,161
3,030,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .967 11/10/49 1,818,651
5,555,000 CD Mortgage Trust, Series 2017 CD3 3 .833 02/10/50 4,952,417
6,635,000 (a) CD Mortgage Trust, Series 2017 CD3 3 .984 02/10/50 4,460,280
3,630,000 (a) CD Mortgage Trust, Series 2017 CD3 4 .557 02/10/50 1,350,850
2,550,000 CD Mortgage Trust, Series 2017 CD4 3 .746 05/10/50 2,488,256
5,000,000 (a) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 4,900,118
1,000,000 CD Mortgage Trust, Series 2017 CD6 3 .456 11/13/50 985,053
1,000,000 (a),(d) Century Plaza Towers, Series 2019 CPT 2 .997 11/13/39 873,438
47,824 (a),(d) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 47,560
1,500,000 (a),(d) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 1,395,114
17,814 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5 .023 02/20/35 17,805
330,938 (a),(d) CIM Trust, Series 2021 J2 2 .672 04/25/51 272,510
430,842 (a),(d) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .599 07/10/47 414,082
499,389 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 482,379
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .975 04/10/48 1,791,000
2,100,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 2,059,590
227,620 COMM Mortgage Trust, Series 2012 CR4 2 .853 10/15/45 226,398
2,407,528 (a) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,381,201
2,476,406 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,453,623
3,896,000 (a) COMM Mortgage Trust, Series 2014 UBS3 4 .494 06/10/47 3,636,039
5,150,000 (a),(d) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 3,167,250
2,497,000 (d) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,461,494
2,000,000 (a),(d) COMM Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 1,591,500
1,000,000 (a) COMM Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 924,500
4,775,886 (a) COMM Mortgage Trust, Series 2015 CR22 3 .926 03/10/48 4,589,925
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,386,735
1,370,687 (a) COMM Mortgage Trust, Series 2015 CR24 4 .140 08/10/48 1,340,689
526,470 (a) COMM Mortgage Trust, Series 2015 CR26 4 .613 10/10/48 516,488
3,731,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .613 10/10/48 3,522,210
6,662,332 (a) COMM Mortgage Trust, Series 2015 LC23 4 .685 10/10/48 6,451,441
5,075,000 (a) COMM Mortgage Trust, Series 2016 CR28 4 .506 02/10/49 4,988,676
4,000,000 COMM Mortgage Trust, Series 2018 COR3 4 .228 05/10/51 3,925,803
3,969,412 (a) COMM Mortgage Trust, Series 2018 COR3 4 .300 05/10/51 3,717,307
3,000,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .471 05/10/51 2,576,792
1,844,100 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 1,714,971
15,925,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856 03/25/42 16,241,541
4,779,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .662 04/25/42 4,848,974
8,660,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 8,899,480
17,280,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 17,978,295
5,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4 .254 03/15/52 4,893,272
1,750,000 (a),(d) CSTL Commercial Mortgage Trust, Series 2024 GATE 5 .052 11/10/41 1,749,270
4,750,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 4,717,608
10,350,000 DBJPM Mortgage Trust, Series 2016 C3 3 .041 08/10/49 10,193,514

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,400,000 DBJPM Mortgage Trust, Series 2020 C9 2 .340% 08/15/53 $ 4,797,000
3,398,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 3,040,426
1,415,000 (a),(d) DBSG Mortgage Trust, Series 2024 ALTA 5 .946 06/10/37 1,428,825
4,860,000 (a),(d) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 4,902,405
3,250,000 (a),(d) DBWF Mortgage Trust, Series 2015 LCM 3 .422 06/10/34 3,112,046
4,017,453 (d) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 4,066,394
3,600,000 (a),(d) EQT Trust, Series 2024 EXTR 5 .655 07/05/41 3,637,007
1,030,040 (a),(d) Flagstar Mortgage Trust, Series 2017 2 3 .963 10/25/47 940,968
30,834 (a),(d) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 28,975
1,653,726 (a),(d) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 1,366,595
5,359,219 (a),(d) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 4,432,060
2,246,443 (a),(d) Flagstar Mortgage Trust, Series 2021 5INV 3 .335 07/25/51 1,856,525
734,592 (a),(d) Flagstar Mortgage Trust, Series 2021 7 2 .921 08/25/51 605,688
18,169,185 (a),(d) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 15,632,395
3,177,932 (a),(d) Flagstar Mortgage Trust, Series 2021 10IN 3 .496 10/25/51 2,636,604
1,215,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 1,268,251
2,000,000 (a),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR 5 .420 07/15/31 388,479
1,238,000 (a),(d) GS Mortgage Securities Corp Trust, Series 2017 375H 3 .475 09/10/37 1,205,141
3,779,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 3 .956 10/10/49 3,684,633
5,651,250 (a) GS Mortgage Securities Trust, Series 2016 GS4 3 .908 11/10/49 5,322,119
4,300,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .433 05/10/50 4,249,782
1,500,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .638 05/10/50 1,446,544
2,000,000 GS Mortgage Securities Trust, Series 2017 GS7 3 .663 08/10/50 1,943,625
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8 3 .837 11/10/50 2,946,053
3,500,000 (a) GS Mortgage Securities Trust, Series 2017 GS8 4 .314 11/10/50 3,213,755
3,010,000 (a) GS Mortgage Securities Trust, Series 2018 GS9 3 .992 03/10/51 2,979,884
1,725,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4 .155 07/10/51 1,709,265
2,400,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 2,326,278
1,219,888 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,128,980
5,685,000 GS Mortgage Securities Trust, Series 2019 GC42 3 .001 09/10/52 5,369,526
1,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 1,392,848
1,361,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,222,602
5,500,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 4,831,615
235,070 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 220,789
613,074 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 530,272
29,263,005 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .227 03/27/51 381,455
949,815 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 821,883
2,293,601 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,896,687
7,747,681 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 6,402,477
9,269,861 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 7,975,136
2,985,031 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 2,569,675
916,455 (a),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .602 05/25/50 812,409
819,294 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .088 11/25/51 696,059
1,096,912 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .019 12/25/51 912,994
16,219,574 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 13,403,423
8,070,632 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 6,669,355
3,040,037 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .722 01/25/52 2,476,223
2,096,006 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .241 06/25/52 1,741,642
5,467,849 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 4,712,954
6,542,047 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 5,628,643
5,325,525 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 4,591,676
4,119,114 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 3,543,179
6,314,859 (a),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 5,634,693
1,066,440 (a),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 1,073,905
6,750,000 (a),(d) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .173 07/15/40 6,753,204
5,000,000 (a),(d) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 4,995,050
25,000,000 (a),(d) Houston Galleria Mall Trust, Series 2025 HGLR 5 .462 02/05/45 25,594,420
6,500,000 (a),(d) HTL Commercial Mortgage Trust, Series 2024 T53 7 .088 05/10/39 6,563,275
3,000,000 (a),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .977 08/10/38 2,975,725
1,500,000 (a),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .977 08/10/38 1,486,083
3,450,000 (a),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 3,095,191
2,500,000 (a),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 2,191,653

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,320,000 (a),(d) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292% 07/13/42 $ 5,395,687
1,210,409 (a),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 1,161,505
1,000,000 (a),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 947,319
10,210,000 (a),(d) IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 10,301,344
1,004,507 (a),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2 .951 09/25/52 805,239
5,000,000 (d) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 4,593,161
3,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON 4 .379 07/05/31 1,994,970
84,524 (a),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 3 .984 01/15/46 81,640
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .620 01/16/37 469,970
5,500,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025 NSLB 6 .234 06/05/42 5,687,893
1,215,505 (a),(d) JP Morgan Mortgage Trust, (RFUCCT1M - 0.000%), Series 2015 1 5 .013 12/25/44 1,201,201
54,983 (a),(d) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 51,431
293,933 (a),(d) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 272,908
1,099,413 (a),(d) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 1,003,321
2,091,723 (a),(d) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 1,884,182
1,325,550 (a),(d) JP Morgan Mortgage Trust, Series 2017 5 4 .702 10/26/48 1,317,464
104,345 (a),(d) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 98,280
34,790 (a),(d) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 32,551
3,219,579 (a),(d) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 2,905,716
23,118,470 (a),(d) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 167,912
16,219,865 (a),(d) JP Morgan Mortgage Trust, Series 2021 4 0 .128 08/25/51 114,824
2,000,892 (a),(d) JP Morgan Mortgage Trust, Series 2021 4 2 .878 08/25/51 1,637,368
31,311,205 (a),(d) JP Morgan Mortgage Trust, Series 2021 6 0 .130 10/25/51 226,671
3,950,543 (a),(d) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 3,268,567
8,629,028 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 201,071
1,891,755 (a),(d) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 1,559,660
1,775,628 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV4 3 .202 01/25/52 1,447,977
1,947,049 (a),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 1,604,719
1,305,853 (a),(d) JP Morgan Mortgage Trust, Series 2022 INV1 3 .290 03/25/52 1,094,180
3,086,424 (a),(d) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 2,550,539
1,887,439 (a),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,633,494
605,450 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV8 3 .276 05/25/52 508,093
13,032,249 (a),(d) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 11,212,687
5,704,694 (a),(d) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 4,909,982
7,922,184 (a),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 7,058,910
5,540,981 (a),(d) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 4,762,437
1,749,649 (a),(d) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 1,607,776
2,293,320 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 2,265,536
1,624,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .514 09/15/47 1,588,491
4,046,325 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .537 09/15/47 4,003,181
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .537 09/15/47 1,456,950
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .898 02/15/48 871,750
2,137,624 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 2,117,854
5,885,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .323 08/15/48 5,555,153
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .323 08/15/48 2,365,733
745,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .804 12/15/48 717,815
2,645,000 (a),(d) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .438 03/17/49 2,490,433
1,860,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .938 03/17/49 1,810,245
310,719 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .457 03/15/50 309,932
822,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .723 03/15/50 817,307
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .664 09/15/50 1,780,269
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3 .123 06/13/52 2,403,923
5,554,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .180 05/13/53 4,759,162
3,625,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 2,985,823
3,737,500 (a),(d) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 4 .973 03/15/42 3,728,146
549,341 (d) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 536,748
2,200,000 (d) LSTAR Commercial Mortgage Trust, Series 2017 5 4 .021 03/10/50 2,152,653
1,004,053 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2 .278 01/25/37 963,396
11,250,000 (d) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 11,346,535
2,250,000 (a),(d) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .168 05/18/42 2,255,199
1,000,000 (a),(d) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .373 07/15/42 996,730
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .561 04/15/48 3,250,431

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 Morgan Stanley Capital I Trust, Series 2018 H3 4 .177% 07/15/51 $ 992,978
4,279,803 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 4,220,306
3,000,000 (a),(d) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 2,927,884
2,027,632 (a),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 1,824,033
4,340,120 (a),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 3,985,488
2,500,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 2,238,750
2,000,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,491,750
1,000,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 690,000
1,500,000 (a),(d) MSDB Trust, Series 2017 712F 3 .316 07/11/39 1,451,490
2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 5 .552 07/15/36 2,376,373
5,517,572 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 5,365,697
497,510 (d) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 485,198
1,576,109 (a),(d) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .514 03/25/52 1,285,465
31,629 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .273 02/25/36 31,630
3,465,000 (a),(d) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,466,684
5,000,000 (a),(d) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .512 08/15/29 5,014,849
8,773,801 (a),(d) OBX Trust, Series 2021 J2 2 .500 07/25/51 7,250,435
359,300 (a),(d) OBX Trust, Series 2022 J2 3 .409 08/25/52 307,584
7,036,933 (a),(d) OBX Trust, Series 2022 INV5 4 .000 10/25/52 6,466,335
1,779,701 (a),(d) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,470,697
1,888,976 (a),(d) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,799,776
3,850,000 (d) Olympic Tower Mortgage Trust, Series 2017 OT 3 .566 05/10/39 3,691,448
10,030,000 (d) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 9,275,219
14,934,004 (d) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 14,393,821
5,000,000 (a),(d) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .196 07/15/39 5,065,500
2,500,000 (a),(d) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 4 .667 07/15/38 2,369,703
1,479,138 (a),(d) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 1,217,631
2,262,407 (a),(d) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 2,019,460
248,110 (a),(d) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 230,569
177,032 (a),(d) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 161,692
663,192 (a),(d) Sequoia Mortgage Trust, Series 2017 6 3 .725 09/25/47 631,490
393,511 (a),(d) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 359,487
32,225 (a),(d) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 30,705
2,248,057 (a),(d) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,951,880
360,901 (a),(d) Sequoia Mortgage Trust, Series 2021 1 2 .656 03/25/51 302,895
3,709,459 (a),(d) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 3,568,898
153,534 (a),(d) Shellpoint Co-Originator Trust, Series 2017 1 3 .500 04/25/47 140,682
3,800,000 (a),(d) SHR Trust, (TSFR1M + 2.950%), Series 2024 LXRY 6 .623 10/15/41 3,803,906
1,500,000 (d) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 1,290,767
2,625,000 UBS Commercial Mortgage Trust, Series 2017 C1 3 .460 06/15/50 2,592,690
1,800,000 UBS Commercial Mortgage Trust, Series 2017 C4 3 .563 10/15/50 1,767,347
2,100,000 UBS Commercial Mortgage Trust, Series 2017 C5 3 .474 11/15/50 2,057,305
2,562,500 (a) UBS Commercial Mortgage Trust, Series 2017 C6 3 .886 12/15/50 2,517,487
1,330,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4 .713 06/15/51 1,264,190
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 5 .044 06/15/51 2,323,076
2,006,000 (a) UBS Commercial Mortgage Trust, Series 2018 C12 4 .788 08/15/51 1,840,259
2,250,000 UBS Commercial Mortgage Trust, Series 2018 C13 4 .334 10/15/51 2,230,038
5,303,764 (a),(d) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 4,698,128
2,490,000 (a),(d) Verus Securitization Trust, Series 2025 12 5 .760 12/25/70 2,467,592
2,000,000 (a),(d) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .514 11/15/41 2,003,610
1,500,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,402,866
10,000,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.942%), Series 2025 AGLN 5 .615 07/15/37 9,975,555
3,915,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP 5 .023 08/15/42 3,915,371
1,967,323 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .818 05/15/48 1,791,169
387,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3 .635 03/15/50 380,489
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3 .757 03/15/50 1,946,036
1,750,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38 3 .917 07/15/50 1,658,412
2,100,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C43 4 .012 03/15/51 2,081,284
3,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C48 4 .703 01/15/52 2,966,975
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60 2 .547 08/15/54 1,488,948
5,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 5,110,705
9,313,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 9,591,450

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 57,257 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000% 04/25/49 $ 54,248
915,690 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3 .500 09/25/49 832,051
660,427 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 571,481
9,832,517 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 8,125,329
1,201,664 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3 .633 09/25/51 1,012,671
2,603,446 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 2,151,418
2,855,376 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 2,458,474
3,768,441 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .418 03/25/52 3,150,473
4,938,121 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 4,408,879
189,733 (a),(d) WinWater Mortgage Loan Trust, Series 2014 1 3 .930 06/20/44 162,133
TOTAL OTHER MORTGAGE BACKED 976,881,483
TOTAL STRUCTURED ASSETS
(Cost $1,662,460,023) 1,603,119,005
TOTAL LONG-TERM INVESTMENTS
(Cost $10,460,758,614) 10,037,467,841
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
70,041,414 (m) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (n) 70,041,414
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $70,041,414) 70,041,414
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.1%
10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,936,913
TOTAL GOVERNMENT AGENCY DEBT 9,936,913
REPURCHASE AGREEMENT - 0.8%
50,000,000 (o) Fixed Income Clearing Corporation 3 .660 04/01/26 50,000,000
34,267,000 (p) Fixed Income Clearing Corporation 3 .660 04/01/26 34,267,000
TOTAL REPURCHASE AGREEMENT 84,267,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 04/21/26 4,989,922
5,000,000 United States Treasury Bill 0 .000 04/30/26 4,985,380
6,000,000 United States Treasury Bill 0 .000 05/07/26 5,978,145
10,000,000 United States Treasury Bill 0 .000 06/09/26 9,931,104
TOTAL TREASURY DEBT 25,884,551
TOTAL SHORT-TERM INVESTMENTS
(Cost $120,088,614) 120,088,464
TOTAL INVESTMENTS - 100.6%
(Cost $10,650,888,642) 10,227,597,719
OTHER ASSETS & LIABILITIES, NET - (0.6)% (56,410,085)
NET ASSETS - 100.0% $ 10,171,187,634

Core Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
BRL Brazilian Real
CLP Chilean Peso
ETF Exchange Traded Fund
EUR Euro
MXN Mexican Peso
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1 Month
RON Romanian Leu
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of these securities represent an outstanding unfunded commitment.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,361,655,508 or 23.1% of Total
Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $74,454,995.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.5% of Total Investments.
(h) When-issued or delayed delivery security.
(i) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(k) Affiliated holding
(l) For fair value measurement disclosure purposes, investment classified as Level 3.
(m) Investments made with cash collateral received from securities on loan.
(n) The rate shown is the one-day yield as of the end of the reporting period.
(o) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $50,005,083 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 1/31/28, valued at $51,000,000.
(p) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $34,270,484 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/15/27, valued at $34,952,523.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 3,434 06/30/26  $ 376,761,681 $ 371,489,049 $ (5,272,632)

See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,875,249 EUR 4,997,648 JPMorgan Chase Bank NA 04/08/26 $ 96,532
$ 2,619,791 EUR 2,235,465 JPMorgan Chase Bank NA 04/08/26 34,951
Total  $ 131,483
Total unrealized appreciation on forward foreign currency contracts  $ 131,483
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Core Impact Bond
Consolidated Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
BANK LOAN OBLIGATIONS - 0.4%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/26 $ 45
TOTAL CAPITAL GOODS 45
UTILITIES - 0.4%
6,126,064 (c) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .673 12/15/27 6,138,837
16,056,625 (c),(d) TerraForm Power Operating, LLC, Term Loan B, (TBD) TBD TBD 15,966,307
6,980,000 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/30/31 6,956,582
TOTAL UTILITIES 29,061,726
TOTAL BANK LOAN OBLIGATIONS
(Cost $29,409,490) 29,061,771
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 31 .1%
AUTOMOBILES & COMPONENTS - 0.2%
10,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,779,826
2,260,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 2,292,325
4,980,000 (e) ZF North America Capital, Inc 7 .125 04/14/30 4,910,091
TOTAL AUTOMOBILES & COMPONENTS 16,982,242
BANKS - 5.8%
7,082,000 (e) ABN AMRO Bank NV 2 .470 12/13/29 6,703,280
3,250,000 (c) Asian Infrastructure Investment Bank, (SOFR + 0.220%), Reg S 3 .888 04/15/26 3,250,097
10,275,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 10,490,526
4,925,000 Asian Infrastructure Investment Bank 4 .125 01/14/36 4,844,487
13,400,000 Banco Santander S.A. 5 .127 11/06/35 13,063,388
12,125,000 (f) Bank of America Corp 6 .625 N/A 12,431,096
10,000,000 Bank of Montreal 3 .803 12/15/32 9,840,212
8,875,000 Bank of Montreal 7 .700 05/26/84 9,114,226
15,125,000 Bank of Montreal 6 .875 11/26/85 15,263,571
8,225,000 (f) Bank of New York Mellon Corp 6 .300 N/A 8,379,869
13,900,000 Bank of Nova Scotia 6 .875 10/27/85 13,654,769
2,432,000 (e) BPCE S.A. 2 .045 10/19/27 2,398,156
11,350,000 (e) BPCE S.A. 6 .293 01/14/36 11,879,350
16,750,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 16,711,773
10,075,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 10,181,785
9,250,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 9,041,624
12,375,000 CitiBank NA 4 .876 11/19/27 12,415,132
5,500,000 (f) Citigroup, Inc 6 .625 N/A 5,504,126
10,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 9,897,485
5,775,000 (e) Credit Agricole S.A. 5 .222 05/27/31 5,845,148
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,376,024
9,125,000 (e) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 9,323,157
8,300,000 (e) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 8,256,896
10,050,000 HSBC Holdings plc 5 .240 05/13/31 10,191,555
4,650,000 HSBC Holdings plc 5 .741 09/10/36 4,655,157
12,500,000 ING Groep NV 5 .525 03/25/36 12,645,510
6,725,000 (f),(g) ING Groep NV 7 .000 N/A 6,715,199
1,653,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.170%) 3 .819 09/16/26 1,653,165
2,000,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.350%) 4 .035 10/04/27 2,004,777
4,000,000 Inter-American Development Bank 3 .802 11/12/30 3,918,080
3,650,000 (e) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,954,044
15,000,000 (e) Intesa Sanpaolo S.p.A 7 .800 11/28/53 17,522,687
18,250,000 JPMorgan Chase & Co 6 .070 10/22/27 18,423,987
12,575,000 JPMorgan Chase & Co 5 .571 04/22/28 12,728,530
4,500,000 JPMorgan Chase & Co 5 .766 04/22/35 4,687,133
6,575,000 JPMorgan Chase & Co 5 .576 07/23/36 6,658,544
12,475,000 (f) JPMorgan Chase & Co 6 .875 N/A 12,942,812
7,525,000 (c),(e) KEB Hana Bank, (SOFR + 0.600%) 4 .267 10/21/28 7,545,084
7,170,000 M&T Bank Corp 4 .833 01/16/29 7,203,522
7,750,000 Morgan Stanley Bank NA 5 .504 05/26/28 7,838,140

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 5.8% (continued)
$ 3,675,000 Morgan Stanley Private Bank NA 4 .734% 07/18/31 $ 3,663,617
13,975,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 13,758,122
3,700,000 (f),(g) NatWest Group plc 8 .125 N/A 4,005,350
5,500,000 (e),(f),(g) Nordea Bank Abp 6 .750 N/A 5,484,356
3,375,000 (e) Royal Bank of Canada 1 .050 09/14/26 3,330,831
10,000,000 (e) Royal Bank of Canada 4 .851 12/14/26 10,057,106
6,100,000 Santander UK Group Holdings plc 5 .136 09/22/36 5,890,550
7,150,000 (c),(e) Skandinaviska Enskilda Banken AB, (SOFR Compounded Index + 0.680%) 4 .328 03/12/29 7,143,923
8,500,000 (h) Sumitomo Mitsui Financial Group, Inc, Reg S 4 .522 02/12/32 8,355,832
13,875,000 (e) Swedbank AB 4 .898 03/30/31 13,929,797
TOTAL BANKS 432,773,587
CAPITAL GOODS - 0.3%
8,875,000 Air Lease Corp 5 .100 03/01/29 8,954,961
9,000,000 Conservation Fund 3 .474 12/15/29 8,587,749
6,200,000 (e) Siemens Funding BV 5 .200 05/28/35 6,349,401
TOTAL CAPITAL GOODS 23,892,111
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 9,050,259
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 11,309,411
8,200,000 Automatic Data Processing, Inc 4 .450 09/09/34 8,039,959
11,075,000 Capital Impact Partners 5 .335 08/01/30 11,211,386
15,800,000 Capital Impact Partners 5 .999 08/01/35 16,556,443
10,200,000 Corp Andina de Fomento 4 .251 02/03/31 9,954,996
22,800,000 International Bank for Reconstruction & Development 1 .123 03/31/32 22,616,916
12,760,000 Rockefeller Foundation 2 .492 10/01/50 7,616,824
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 96,356,194
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
3,675,000 AutoNation, Inc 4 .450 01/15/29 3,644,447
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,890,672
5,300,000 Lowe's Cos, Inc 4 .250 04/01/52 4,062,268
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,597,387
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,194,122
TOTAL CONSUMER DURABLES & APPAREL 4,194,122
CONSUMER SERVICES - 0.8%
1,250,000 Bush Foundation 2 .754 10/01/50 767,492
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,780,353
4,000,000 Henry J Kaiser Family Foundation 4 .214 12/01/30 3,964,145
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,540,786
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 10,097,670
4,250,000 Massachusetts Institute of Technology 3 .959 07/01/38 3,887,410
9,500,000 Mather Foundation 2 .675 10/01/31 8,468,665
3,500,000 Oberlin College 2 .874 10/01/51 2,164,176
15,000 Salvation Army 5 .637 09/01/26 15,038
7,250,000 Salvation Army 4 .528 09/01/48 6,183,262
8,510,000 Starbucks Corp 2 .450 06/15/26 8,477,793
4,830,000 Trustees of Dartmouth College 4 .273 06/01/30 4,827,096
TOTAL CONSUMER SERVICES 56,173,886
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
8,726,000 (e) Alimentation Couche-Tard, Inc 3 .625 05/13/51 6,117,240
10,625,000 SYSCO Corp 5 .750 01/17/29 10,924,351
12,150,000 SYSCO Corp 2 .400 02/15/30 11,130,146
6,100,000 SYSCO Corp 5 .100 09/23/30 6,148,474
6,000,000 SYSCO Corp 5 .400 03/23/35 5,956,371
20,525,000 Walmart, Inc 1 .800 09/22/31 18,183,034
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 58,459,616
ENERGY - 2.6%
12,300,000 (e) Amazon Conservation DAC 6 .034 01/16/42 12,558,300
13,588,000 Cheniere Energy Partners LP 4 .000 03/01/31 13,043,454
4,850,000 Cheniere Energy Partners LP 5 .950 06/30/33 5,084,308
20,000,000 (h) CIF Capital Markets Mechanism plc, Reg S 4 .750 01/22/28 20,230,384

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.6% (continued)
$ 7,525,000 ConocoPhillips Co 5 .050% 09/15/33 $ 7,642,201
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,212,963
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,321,272
6,100,000 Diamondback Energy, Inc 5 .550 04/01/35 6,225,179
3,675,000 EOG Resources, Inc 4 .400 01/15/31 3,648,821
7,725,000 Equinor ASA 2 .375 05/22/30 7,136,646
13,750,000 Equinor ASA 5 .125 06/03/35 13,998,816
3,000,000 Equinor ASA 3 .950 05/15/43 2,463,600
9,110,000 Equinor ASA 3 .250 11/18/49 6,265,061
2,950,000 (i) Kinder Morgan, Inc 5 .850 06/01/35 3,091,471
2,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,771,491
6,725,000 MPLX LP 5 .500 06/01/34 6,794,209
5,000,000 (e) New York State Electric & Gas Corp 5 .650 08/15/28 5,130,794
2,000,000 (e) New York State Electric & Gas Corp 5 .850 08/15/33 2,086,560
2,025,000 Occidental Petroleum Corp 6 .050 10/01/54 1,969,108
4,350,000 TotalEnergies Capital S.A. 5 .488 04/05/54 4,175,727
14,025,000 TotalEnergies Capital S.A. 5 .275 09/10/54 13,081,854
10,550,000 TotalEnergies Capital S.A. 5 .638 04/05/64 10,123,551
10,850,000 TotalEnergies Capital S.A. 5 .425 09/10/64 10,088,409
7,875,000 Totalenergies Capital USA LLC 4 .569 01/13/33 7,795,268
3,000,000 Williams Cos, Inc 5 .300 08/15/28 3,063,087
15,000,000 Woodside Finance Ltd 5 .100 09/12/34 14,763,970
TOTAL ENERGY 194,766,504
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
3,500,000 ERP Operating LP 4 .150 12/01/28 3,482,570
1,860,000 (e) Starwood Property Trust, Inc 5 .250 10/15/28 1,838,795
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,321,365
FINANCIAL SERVICES - 4.0%
12,000,000 Bank of Montreal 4 .100 12/15/27 11,975,659
2,992,325 BB Blue Financing DAC 4 .395 09/20/29 3,182,956
9,375,000 BB Blue Financing DAC 4 .395 09/20/37 9,082,744
3,325,000 Brookfield Asset Management Ltd 6 .077 09/15/55 3,284,790
3,000,000 (e) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 3,177,581
14,145,000 Community Preservation Corp 2 .867 02/01/30 13,153,634
3,170,000 (e) Equitable Financial Life Global Funding 1 .300 07/12/26 3,144,024
4,000,000 Ford Foundation 2 .415 06/01/50 2,357,722
18,400,000 Ford Foundation 2 .815 06/01/70 10,257,745
8,800,000 Goldman Sachs Group, Inc 5 .541 01/21/47 8,386,011
11,180,000 (e) GPS Blue Financing DAC 5 .645 11/09/41 11,044,722
20,500,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 20,865,408
17,863,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 17,981,273
1,450,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 1,500,434
2,250,000 HA Sustainable Infrastructure Capital, Inc 7 .125 11/15/56 2,239,265
750,000 (e) HAT Holdings I LLC 3 .375 06/15/26 747,352
3,000,000 (e) HAT Holdings I LLC 3 .750 09/15/30 2,760,438
1,336,557 HNA LLC 2 .369 09/18/27 1,315,948
17,100,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%) 3 .936 07/30/27 17,120,127
6,935,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 7,003,947
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,486,932
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,668,737
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,872,501
3,800,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 3,250,840
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,290,149
1,925,000 NHP Foundation 5 .850 12/01/28 1,982,713
4,850,000 NHP Foundation 6 .000 12/01/33 5,134,000
885,000 Private Export Funding Corp 1 .400 07/15/28 836,605
10,245,000 Private Export Funding Corp 4 .300 12/15/28 10,361,208
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,943,778
13,175,000 (e) Starwood Property Trust, Inc 6 .000 04/15/30 13,149,448
6,057,997 Thirax  LLC 1 .462 03/07/33 5,437,059
4,000,000 Toronto-Dominion Bank, Reg S 4 .701 06/05/26 4,005,285
9,375,000 (e) UBS Group AG. 5 .617 09/13/30 9,664,968

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 4.0% (continued)
$ 9,950,000 (e) UBS Group AG. 6 .301% 09/22/34 $ 10,577,290
3,375,000 (e),(f),(g) UBS Group AG. 9 .250 N/A 3,801,057
4,050,000 (e),(f),(g) UBS Group AG. 9 .250 N/A 4,316,592
5,700,000 (e),(f),(g) UBS Group AG. 7 .000 N/A 5,540,844
10,000,000 Visa, Inc 1 .100 02/15/31 8,651,965
9,785,223 (e) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,502,537
9,631,908 (e) WLB Asset VI Pte Ltd 7 .250 12/21/27 9,938,203
4,292,000 (e) WLB Asset VII Pte Ltd 5 .880 07/30/29 4,281,687
9,300,000 (e) Wynnton Funding Trust II 5 .991 08/15/55 9,190,604
TOTAL FINANCIAL SERVICES 302,466,782
FOOD, BEVERAGE & TOBACCO - 0.7%
3,725,000 Campbell Soup Co 5 .200 03/21/29 3,760,619
1,700,000 (e) Maple Parent Holdings Corp 4 .750 03/26/29 1,699,726
2,450,000 (e) Maple Parent Holdings Corp 6 .625 03/26/56 2,426,055
11,825,000 (e) Mars, Inc 4 .650 04/20/31 11,907,547
4,800,000 (e) NBM US Holdings, Inc 6 .625 08/06/29 4,797,408
12,500,000 PepsiCo, Inc 3 .900 07/18/32 12,107,294
20,310,000 PepsiCo, Inc 2 .875 10/15/49 13,096,226
TOTAL FOOD, BEVERAGE & TOBACCO 49,794,875
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
2,500,000 (e) 180 Medical, Inc 5 .300 10/08/35 2,450,760
14,625,000 (h) International Finance Facility for Immunisation Co, Reg S 4 .125 10/29/27 14,650,546
19,025,000 Kaiser Foundation Hospitals 2 .810 06/01/41 13,801,959
3,350,000 Seattle Children's Hospital 2 .719 10/01/50 2,057,724
TOTAL HEALTH CARE EQUIPMENT & SERVICES 32,960,989
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
3,825,000 Ecolab, Inc 4 .300 06/15/28 3,834,211
5,300,000 Procter & Gamble Co 3 .000 03/25/30 5,072,739
12,125,000 Procter & Gamble Co 1 .200 10/29/30 10,612,347
10,875,000 Procter & Gamble Co 4 .550 01/29/34 10,897,000
9,500,000 Unilever Capital Corp 4 .875 09/08/28 9,660,633
6,125,000 Unilever Capital Corp 1 .375 09/14/30 5,419,702
11,600,000 Unilever Capital Corp 4 .625 08/12/34 11,464,251
9,425,000 Unilever Capital Corp 2 .625 08/12/51 5,706,689
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 62,667,572
INSURANCE - 1.8%
7,850,000 (e) 200 Park Funding Trust 5 .740 02/15/55 7,541,951
9,850,000 Chubb INA Holdings LLC 4 .900 08/15/35 9,698,433
7,000,000 (h) Emirates NBD Bank PJSC, Reg S 4 .529 01/13/31 6,871,037
12,075,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 11,248,369
5,400,000 MetLife, Inc 6 .350 03/15/55 5,479,655
13,000,000 (e) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 13,284,641
15,100,000 (e) Omnis Funding Trust 6 .722 05/15/55 15,264,942
1,850,000 (e) Pacific Life Global Funding II 1 .375 04/14/26 1,848,227
EUR 5,300,000 (h) Pacific Life Global Funding II, Reg S 3 .125 06/18/31 5,965,417
8,500,000 (e) Principal Life Global Funding II 1 .250 08/16/26 8,406,161
4,825,000 (e) Protective Life Corp 4 .700 01/15/31 4,778,514
12,350,000 (e) Protective Life Corp 5 .350 12/15/35 12,136,221
3,000,000 Travelers Cos, Inc 5 .050 07/24/35 3,004,809
2,650,000 Travelers Cos, Inc 2 .550 04/27/50 1,562,400
12,837,000 (e) USAA Capital Corp 2 .125 05/01/30 11,711,703
18,375,000 (e) Wynnton Funding Trust 5 .251 08/15/35 18,062,883
TOTAL INSURANCE 136,865,363
MATERIALS - 1.0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,578,689
2,645,000 (e) Alcoa Nederland Holding BV 7 .125 03/15/31 2,765,908
10,000,000 Amcor Group Finance plc 5 .450 05/23/29 10,246,107
3,830,000 (e) Ardagh Metal Packaging Finance USA LLC 6 .250 01/30/31 3,797,111
7,000,000 (i) Dow Chemical Co 5 .150 02/15/34 6,828,488
8,000,000 Dow Chemical Co 5 .600 02/15/54 6,879,311
10,750,000 (e) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,984,647
11,125,000 Nutrien Ltd 5 .400 06/21/34 11,320,107

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.0% (continued)
$ 10,500,000 Smurfit Westrock Financing DAC 5 .185% 01/15/36 $ 10,330,741
3,697,500 (e) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 3,701,200
TOTAL MATERIALS 77,432,309
MEDIA & ENTERTAINMENT - 0.3%
5,500,000 Alphabet, Inc 1 .100 08/15/30 4,836,366
5,950,000 (e) Central American Bank for Economic Integration 3 .750 01/22/29 5,902,637
12,000,000 Comcast Corp 4 .650 02/15/33 11,880,841
TOTAL MEDIA & ENTERTAINMENT 22,619,844
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,350,000 Eli Lilly & Co 5 .550 10/15/55 2,319,773
2,450,000 Eli Lilly & Co 5 .650 10/15/65 2,406,399
9,000,000 Pfizer, Inc 2 .625 04/01/30 8,427,023
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,715,259
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,868,454
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
4,000,000 Bridge Housing Corp 3 .250 07/15/30 3,722,675
9,895,000 Bridge Housing Corp 5 .321 07/15/35 9,907,758
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,996,279
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,228,148
3,250,000 Preservation Of Affordable Housing, Inc 5 .435 06/01/36 3,151,058
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 33,005,918
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
15,000,000 Apple, Inc 3 .000 06/20/27 14,838,155
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,838,155
TELECOMMUNICATION SERVICES - 0.3%
7,250,000 (e) Central American Bank for Economic Integration 4 .750 01/24/28 7,338,375
8,175,000 (e) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 8,325,380
6,670,000 (e) WULF COMPUTE LLC 7 .750 10/15/30 7,048,056
TOTAL TELECOMMUNICATION SERVICES 22,711,811
TRANSPORTATION - 0.2%
1,783,673 (e) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 1,758,963
6,322,315 (e) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 6,244,768
4,641,560 (e) Air Canada Pass Through Trust 3 .300 01/15/30 4,438,428
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,369,287
TOTAL TRANSPORTATION 17,811,446
UTILITIES - 8.6%
5,550,000 (h) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S 4 .875 05/21/30 5,511,786
2,000,000 AES Corp 2 .450 01/15/31 1,769,360
1,000,000 AES Corp 7 .600 01/15/55 991,918
4,950,000 (e) AIB Group plc 5 .320 05/15/31 5,039,004
6,725,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 6,730,544
3,325,000 (e) AltaGas Ltd 7 .200 10/15/54 3,371,474
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,695,098
9,500,000 American Water Capital Corp 5 .250 03/01/35 9,652,771
5,750,000 American Water Capital Corp 5 .700 09/01/55 5,625,722
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 4,053,879
11,515,000 Avangrid, Inc 3 .800 06/01/29 11,238,824
CAD 4,125,000 (h) Brookfield Renewable Partners ULC 4 .542 10/12/35 2,933,165
7,050,000 (e) Brooklyn Union Gas Co 4 .632 08/05/27 7,048,419
10,000,000 (e) Brooklyn Union Gas Co 4 .866 08/05/32 9,776,840
EUR 4,400,000 (h) California Buyer Ltd, Reg S 5 .625 02/15/32 4,918,788
12,690,000 (e) California Buyer Ltd 6 .375 02/15/32 12,399,074
3,850,000 (e) Colbun S.A. 3 .150 01/19/32 3,423,293
2,000,000 (e) Comision Federal de Electricidad 6 .450 01/24/35 1,994,228
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 8,731,388
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,647,145
1,670,000 (e) Consorcio Transmantaro SA 4 .700 04/16/34 1,601,660
4,200,000 Consumers Energy Co 4 .600 05/30/29 4,229,179
11,906,079 (e) Continental Wind LLC 6 .000 02/28/33 12,152,049
2,250,000 (e) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 2,275,290
6,938,000 Dominion Energy, Inc 2 .250 08/15/31 6,119,072

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.6% (continued)
$ 11,750,000 Dominion Energy, Inc 7 .000% 06/01/54 $ 12,427,858
16,725,000 DTE Electric Co 1 .900 04/01/28 16,011,495
9,025,000 DTE Electric Co 3 .250 04/01/51 6,080,670
2,250,000 DTE Electric Co 3 .650 03/01/52 1,628,298
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,357,251
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 9,372,605
6,000,000 Duke Energy Florida LLC 2 .400 12/15/31 5,358,735
10,000,000 Duke Energy Florida LLC 3 .000 12/15/51 6,288,402
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 978,194
2,100,000 Emera US Finance LLC 6 .850 10/01/56 2,102,539
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,436,782
6,250,000 Georgia Power Co 3 .250 03/15/51 4,173,955
2,700,000 Georgia Power Co 5 .125 05/15/52 2,452,962
6,775,000 (e) International Development Association 4 .375 11/27/29 6,875,920
13,375,000 (e) International Development Association 4 .000 06/11/30 13,396,319
5,375,000 (e) International Development Association 3 .875 09/17/32 5,286,323
2,375,000 (e) International Development Association 4 .500 02/12/35 2,401,560
13,250,000 (e) Liberty Utilities Finance GP 2 .050 09/15/30 11,890,020
2,498,000 (e) Massachusetts Electric Co 1 .729 11/24/30 2,175,130
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,806,372
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,133,196
200,000 National Fuel Gas Co 3 .950 09/15/27 198,298
11,274,000 National Fuel Gas Co 2 .950 03/01/31 10,248,832
3,375,000 National Fuel Gas Co 5 .950 03/15/35 3,491,620
12,250,000 (e) New York State Electric & Gas Corp 2 .150 10/01/31 10,694,527
10,875,000 (e) New York State Electric & Gas Corp 5 .050 08/15/35 10,758,844
6,275,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 6,491,701
2,034,000 (e),(i) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,093,324
12,750,000 (e) Niagara Mohawk Power Corp 1 .960 06/27/30 11,468,116
2,900,000 NiSource, Inc 5 .000 06/15/52 2,507,331
6,700,000 Northern States Power Co 2 .900 03/01/50 4,333,551
7,050,000 Northern States Power Co 3 .200 04/01/52 4,783,221
8,125,000 Northern States Power Co 5 .400 03/15/54 7,700,438
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,217,847
1,763,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 1,709,522
20,743,000 Pacific Gas and Electric Co 6 .700 04/01/53 21,470,749
5,207,323 PG&E Recovery Funding LLC 4 .838 06/01/33 5,284,643
11,375,000 PG&E Recovery Funding LLC 5 .231 06/01/42 11,165,588
6,750,000 PG&E Recovery Funding LLC 5 .529 06/01/49 6,630,471
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,770,278
1,900,000 PPL Electric Utilities Corp 4 .850 02/15/34 1,893,354
10,600,000 Public Service Co of Colorado 5 .750 05/15/54 10,296,510
2,500,000 Public Service Co of Oklahoma 2 .200 08/15/31 2,192,888
2,500,000 Public Service Electric and Gas Co 4 .650 03/15/33 2,470,349
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,131,448
14,800,000 (e) Puget Energy, Inc 7 .000 09/15/56 14,687,231
9,050,000 (e) Puget Energy, Inc 7 .250 09/15/56 9,011,807
3,625,000 (e) RWE Finance US LLC 5 .875 04/16/34 3,747,244
5,000,000 (e) RWE Finance US LLC 5 .125 09/18/35 4,861,023
10,000,000 (e) RWE Finance US LLC 6 .250 04/16/54 10,051,465
14,750,000 (e) RWE Finance US LLC 5 .875 09/18/55 14,052,197
4,175,000 San Diego Gas & Electric Co 4 .950 08/15/28 4,241,119
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,419,315
1,524,665 SCE Recovery Funding LLC 1 .977 11/15/28 1,475,334
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 6,020,540
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,902,566
3,755,230 (e) Solar Star Funding LLC 3 .950 06/30/35 3,564,237
14,241,992 (e) Solar Star Funding LLC 5 .375 06/30/35 14,290,900
8,430,000 Southern California Edison Co 2 .750 02/01/32 7,518,149
8,325,000 Southern California Edison Co 5 .200 06/01/34 8,263,080
1,000,000 Southern California Edison Co 3 .650 06/01/51 685,383
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,271,915

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.6% (continued)
$ 7,000,000 Southwestern Electric Power Co 3 .250% 11/01/51 $ 4,476,513
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 11,952,783
1,270,000 (b) Sunnova Energy Corp 0 .000 09/01/26 3,175
15,200,210 (e) Sweihan PV Power Co PJSC 3 .625 01/31/49 12,114,645
2,000,000 (e) TerraForm Power Operating LLC 5 .000 01/31/28 1,977,950
5,701,112 (e) Topaz Solar Farms LLC 4 .875 09/30/39 5,131,001
13,665,965 (e) Topaz Solar Farms LLC 5 .750 09/30/39 13,538,325
10,000,000 Union Electric Co 2 .150 03/15/32 8,726,266
16,400,000 Union Electric Co 2 .625 03/15/51 9,649,851
6,425,000 (e),(f) Vistra Corp 7 .000 N/A 6,433,237
6,100,000 Western Midstream Operating LP 5 .500 12/15/35 5,998,947
6,292,000 (e) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 6,498,076
12,250,000 Zions Bancorp NA 4 .704 08/18/28 12,140,933
TOTAL UTILITIES 641,273,213
TOTAL CORPORATE BONDS
(Cost $2,432,456,311) 2,332,833,745
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 56.9%
AGENCY SECURITIES - 1.6%
10,988,659 Crowley Conro LLC 4 .181 08/15/43 10,250,172
53,238 Ethiopian Leasing LLC 2 .566 08/14/26 52,855
25,000,000 Federal Home Loan Mortgage Corp 1 .540 08/17/35 19,216,431
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,959,471
840,000 (c) Housing and Urban Development Corp Ltd 4 .717 09/15/30 839,278
7,099,000 Private Export Funding Corp 3 .900 10/15/27 7,100,609
17,117,083 Thirax  LLC 0 .968 01/14/33 15,265,146
2,787,661 Thirax 2 LLC 2 .320 01/22/34 2,550,504
3,300,000 Tote Shipholdings LLC 3 .400 10/16/40 2,954,910
2,124,000 Tote Shipholdings LLC 3 .450 01/22/41 1,900,818
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,706,547
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 964,424
927,548 United States International Development Finance Corp 1 .050 10/15/29 878,612
3,008,263 United States International Development Finance Corp 1 .790 10/15/29 2,884,250
7,520,657 United States International Development Finance Corp 2 .360 10/15/29 7,280,406
928,800 United States International Development Finance Corp 4 .140 05/15/30 922,481
3,415,044 United States International Development Finance Corp 1 .670 07/15/38 2,836,843
7,941,964 United States International Development Finance Corp 2 .290 07/15/38 6,850,317
4,368,080 United States International Development Finance Corp 2 .450 07/15/38 3,798,135
3,726,000 US Department of Housing and Urban Development (HUD) 2 .870 08/01/27 3,671,794
390,000 US Department of Housing and Urban Development (HUD) 5 .380 08/01/27 391,438
7,675,000 US Department of Housing and Urban Development (HUD) 2 .985 08/01/28 7,484,035
1,931,000 US Department of Housing and Urban Development (HUD) 3 .185 08/01/29 1,865,708
1,750,000 US Department of Housing and Urban Development (HUD) 3 .585 08/01/37 1,551,801
250,000 VCM Lease S.A. 2 .516 09/28/27 245,733
3,198,000 Vessel Management Services, Inc 3 .432 08/15/36 2,907,385
6,282,000 Vessel Management Services, Inc 3 .477 01/16/37 5,713,230
TOTAL AGENCY SECURITIES 119,043,333
FOREIGN GOVERNMENT BONDS - 7.8%
15,666,000 African Development Bank 4 .125 02/25/27 15,703,124
6,100,000 African Development Bank 3 .500 09/18/29 6,022,685
14,820,000 African Development Bank 5 .750 08/07/74 14,434,818
10,400,000 (h) Agence Francaise de Developpement EPIC, Reg S 4 .875 01/16/30 10,621,269
2,400,000 Arab Petroleum Investments Corp, Reg S 1 .483 10/06/26 2,364,000
11,850,000 (e) Arab Petroleum Investments Corp 1 .483 10/06/26 11,672,250
16,500,000 (e) Arab Petroleum Investments Corp 5 .428 05/02/29 16,923,678
12,694,000 Asian Development Bank 3 .125 09/26/28 12,488,982
10,000,000 Asian Development Bank 3 .875 06/14/33 9,804,657
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,400,649
3,300,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S 4 .280 08/16/27 3,315,839
2,000,000 (c),(e) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .280 08/16/27 2,009,599
8,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 8,055,984

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 5,000,000 Asian Infrastructure Investment Bank 4 .250% 03/13/34 $ 4,999,006
10,000,000 (e) BNG Bank NV 3 .500 05/19/28 9,920,020
17,375,000 Brazilian Government International Bond 5 .500 02/04/33 17,055,300
950,000 (e) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 833,556
5,000,000 (e) Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,432,007
5,795,000 Canada Government International Bond 3 .750 04/26/28 5,787,762
13,600,000 (i) Canada Government International Bond 4 .000 03/18/30 13,656,582
1,087,058 Canal Barge Co, Inc 4 .500 11/12/34 1,070,797
10,000,000 (e) CDP Financial, Inc 1 .000 05/26/26 9,956,351
725,000 (e) Dominican Republic International Bond 6 .600 06/01/36 724,203
3,725,000 European Investment Bank 0 .625 10/21/27 3,548,348
3,580,000 European Investment Bank 3 .250 11/15/27 3,549,187
10,500,000 European Investment Bank 1 .625 10/09/29 9,731,205
11,279,000 European Investment Bank 0 .750 09/23/30 9,825,140
11,250,000 Export Development Canada 3 .750 09/07/27 11,231,694
13,050,000 Export Development Canada 3 .875 02/14/28 13,054,487
10,000,000 Export Development Canada 4 .125 02/13/29 10,069,499
11,400,000 Export Development Canada 4 .000 06/20/30 11,421,546
17,425,000 Export Development Canada 4 .750 06/05/34 17,993,401
12,250,000 (i) Inter-American Development Bank 3 .500 04/12/33 11,709,888
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 17,572,674
18,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 17,274,582
5,000,000 (a) International Bank for Reconstruction & Development 0 .000 03/31/28 4,927,700
28,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 29,201,670
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,398,315
3,650,000 (e) International Development Association 0 .875 04/28/26 3,641,797
8,325,000 International Finance Corp 2 .126 04/07/26 8,321,913
5,000,000 International Finance Corp 4 .375 01/15/27 5,019,805
10,083,000 International Finance Facility for Immunisation Co, Reg S 1 .000 04/21/26 10,067,972
2,500,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,454,145
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,268,938
3,940,000 Japan International Cooperation Agency 4 .250 05/22/30 3,948,136
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,772,713
4,175,000 (e) Kommuninvest I Sverige AB 4 .625 09/29/28 4,247,840
7,250,000 (e) Korea Electric Power Corp 4 .875 01/31/27 7,288,252
8,250,000 (c),(e) Korea Electric Power Corp, (SOFR + 0.620%) 4 .280 11/12/28 8,259,832
6,125,000 (e) Korea Electric Power Corp 4 .125 11/12/30 6,069,070
6,086,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 5,294,527
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 11,611,369
12,375,000 (e) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,400,952
5,450,000 (e) Nederlandse Waterschapsbank NV 4 .375 02/28/29 5,517,264
10,250,000 (e) Nederlandse Waterschapsbank NV 4 .500 01/16/30 10,433,642
18,415,000 OMERS Finance Trust, Reg S 3 .500 04/19/32 17,571,754
14,916,000 (e) OMERS Finance Trust 3 .500 04/19/32 14,232,977
3,825,000 (e) OMERS Finance Trust 4 .000 04/19/52 2,982,759
9,750,000 Province of Ontario Canada 1 .125 10/07/30 8,576,841
11,750,000 Province of Ontario Canada 5 .050 04/24/34 12,208,724
5,450,000 Province of Ontario Canada 4 .850 06/11/35 5,575,341
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,941,829
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,663,781
10,500,000 Province of Quebec Canada 4 .250 09/05/34 10,301,433
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,181,136
5,950,000 (e) Serbia International Bond 6 .000 06/12/34 5,961,674
4,250,000 Seychelles International Bond, Reg S 6 .500 10/11/28 4,080,070
TOTAL FOREIGN GOVERNMENT BONDS 581,658,940
MORTGAGE BACKED - 23.5%
1,900,000 (c),(e) Angel Oak Mortgage Trust 2 .837 11/25/66 1,413,528
1,688,228 (c),(e) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 1,679,866
44,928 (c) CHL Mortgage Pass-Through Trust 5 .236 11/20/34 43,575
38,524,955 (c),(e) Citigroup Mortgage Loan Trust 0 .153 02/25/52 336,766
4,316,532 (c),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 59,100
6,400,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .762 03/25/42 6,491,622

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 14,777,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .312% 06/25/42 $ 15,363,931
4,706,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .262 07/25/42 4,848,212
2,755,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 2,848,252
3,105,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 05/25/43 3,234,176
2,885,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .012 05/25/43 3,086,415
11,256,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 11,680,562
3,805,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .362 07/25/43 3,892,269
3,565,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 3,715,114
1,200,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .562 07/25/43 1,293,942
3,550,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 10/25/43 3,703,640
2,225,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 2,228,725
1,644 Fannie Mae Pool 3 .500 07/01/26 1,639
124,046 Fannie Mae Pool 3 .500 05/01/32 122,350
92,468 Fannie Mae Pool 5 .500 11/01/38 95,228
2,497,932 Fannie Mae Pool 3 .000 05/01/40 2,318,923
686,880 Fannie Mae Pool 3 .500 05/01/40 654,806
174,935 Fannie Mae Pool 5 .000 09/01/40 176,797
947,718 Fannie Mae Pool 4 .000 09/01/42 919,407
29,306,989 Fannie Mae Pool 4 .000 05/01/44 28,466,972
34,945 Fannie Mae Pool 4 .500 06/01/44 34,432
180,439 Fannie Mae Pool 4 .500 06/01/44 178,238
74,191 Fannie Mae Pool 4 .500 08/01/44 73,285
153,797 Fannie Mae Pool 4 .500 11/01/44 151,920
8,405 Fannie Mae Pool 5 .000 11/01/44 8,495
442,221 Fannie Mae Pool 4 .000 01/01/45 429,001
139,353 Fannie Mae Pool 4 .500 03/01/45 137,308
447,959 Fannie Mae Pool 3 .500 01/01/46 421,316
505,114 Fannie Mae Pool 4 .000 04/01/46 488,139
638,264 Fannie Mae Pool 3 .500 06/01/46 598,916
917,285 Fannie Mae Pool 3 .500 07/01/46 861,046
1,220,501 Fannie Mae Pool 3 .500 07/01/46 1,149,433
1,365,137 Fannie Mae Pool 3 .500 08/01/46 1,280,775
1,904,231 Fannie Mae Pool 3 .000 10/01/46 1,682,208
92,429 Fannie Mae Pool 4 .500 05/01/47 91,474
324,015 Fannie Mae Pool 4 .000 10/01/47 310,417
2,969,425 Fannie Mae Pool 3 .500 11/01/47 2,793,045
181,521 Fannie Mae Pool 4 .500 11/01/47 178,633
115,987 Fannie Mae Pool 3 .500 01/01/48 108,451
667,287 Fannie Mae Pool 4 .500 01/01/48 656,394
167,311 Fannie Mae Pool 4 .500 02/01/48 164,588
424,238 Fannie Mae Pool 4 .500 05/01/48 417,291
285,842 Fannie Mae Pool 4 .500 05/01/48 281,117
7,746,957 Fannie Mae Pool 4 .500 10/01/48 7,787,887
11,144,000 Fannie Mae Pool 3 .000 07/01/50 10,006,784
4,374,017 Fannie Mae Pool 2 .500 08/01/51 3,753,009
1,653,102 Fannie Mae Pool 3 .000 09/01/51 1,477,467
4,474,478 Fannie Mae Pool 2 .500 12/01/51 3,801,430
2,390,438 Fannie Mae Pool 2 .500 01/01/52 2,025,132
1,454,223 Fannie Mae Pool 3 .000 02/01/52 1,280,409
5,654,936 Fannie Mae Pool 3 .500 02/01/52 5,249,939
1,032,733 Fannie Mae Pool 2 .500 04/01/52 872,341
31,632,175 Fannie Mae Pool 3 .000 04/01/52 27,846,882
817,664 Fannie Mae Pool 2 .500 05/01/52 691,944
17,001,934 Fannie Mae Pool 4 .000 05/01/52 16,097,785
10,850,514 Fannie Mae Pool 3 .500 06/01/52 10,005,597
24,264,301 Fannie Mae Pool 3 .500 06/01/52 22,273,789
42,277,313 Fannie Mae Pool 4 .000 06/01/52 40,069,527
3,428,110 Fannie Mae Pool 4 .500 06/01/52 3,325,194
15,420,533 Fannie Mae Pool 4 .000 07/01/52 14,572,196
3,181,566 Fannie Mae Pool 4 .500 07/01/52 3,085,724
19,086,353 Fannie Mae Pool 4 .000 08/01/52 18,020,188
29,157,401 Fannie Mae Pool 4 .500 08/01/52 28,252,069

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 13,927,927 Fannie Mae Pool 5 .000% 08/01/52 $ 13,806,737
52,243,981 Fannie Mae Pool 4 .000 09/01/52 49,515,616
127,267,240 Fannie Mae Pool 4 .500 09/01/52 123,367,704
7,496,858 Fannie Mae Pool 5 .000 09/01/52 7,431,241
7,556,566 Fannie Mae Pool 4 .500 10/01/52 7,329,698
34,462,478 Fannie Mae Pool 5 .000 10/01/52 34,171,447
36,920,215 Fannie Mae Pool 4 .500 11/01/52 35,777,584
4,927,444 Fannie Mae Pool 5 .500 12/01/52 4,976,386
103,548 Fannie Mae Pool 5 .000 01/01/53 102,679
26,022,749 Fannie Mae Pool 5 .000 02/01/53 25,790,971
14,020,665 Fannie Mae Pool 6 .000 02/01/53 14,376,088
6,703,063 Fannie Mae Pool 6 .000 03/01/53 6,880,767
23,291,781 Fannie Mae Pool 5 .000 04/01/53 23,081,935
7,301,899 Fannie Mae Pool 5 .000 05/01/53 7,235,737
5,729,526 Fannie Mae Pool 5 .000 06/01/53 5,688,497
38,961,984 Fannie Mae Pool 5 .500 06/01/53 39,285,507
7,551,902 Fannie Mae Pool 5 .000 07/01/53 7,481,151
8,535,139 Fannie Mae Pool 5 .000 08/01/53 8,447,253
21,717,172 Fannie Mae Pool 5 .500 08/01/53 21,887,548
84,261,790 Fannie Mae Pool 5 .500 10/01/53 84,884,225
23,823,056 Fannie Mae Pool 6 .000 11/01/53 24,406,642
392,841 Fannie Mae Pool 6 .000 01/01/54 400,642
12,234,687 Fannie Mae Pool 4 .000 02/01/54 11,589,117
972,106 Fannie Mae Pool 5 .500 04/01/54 977,504
39,782,394 Fannie Mae Pool 5 .500 05/01/54 40,003,325
193,121 Fannie Mae Pool 6 .000 06/01/54 197,072
46,505,696 Fannie Mae Pool 5 .500 10/01/54 46,747,400
435,338 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .174 09/25/43 42,861
3,345,747 Fannie Mae REMICS 3 .500 02/25/48 2,990,399
2,373,981 Fannie Mae REMICS 4 .000 07/25/48 2,246,672
3,586,071 Fannie Mae REMICS 2 .000 08/25/50 443,755
4,984,372 Fannie Mae REMICS 2 .000 10/25/50 3,508,638
9,562,953 Fannie Mae REMICS 2 .500 11/25/50 1,307,878
3,482,359 Fannie Mae REMICS 3 .000 12/25/50 590,356
3,459,968 Fannie Mae REMICS 3 .000 02/25/51 660,098
3,868,992 Fannie Mae REMICS 2 .500 11/25/51 409,310
9,625,830 Fannie Mae REMICS 3 .500 04/25/52 7,482,932
2,013,545 Fannie Mae REMICS 4 .000 05/25/52 1,635,664
5,934,750 Fannie Mae REMICS 4 .500 07/25/52 5,303,730
2,546,698 Fannie Mae REMICS 4 .500 08/25/52 2,221,959
1,926,912 Fannie Mae REMICS 4 .000 09/25/52 1,699,403
2,193,452 Fannie Mae REMICS 4 .000 09/25/52 1,942,767
1,872,378 Fannie Mae REMICS 4 .500 10/25/52 1,780,715
2,135,681 Fannie Mae REMICS 4 .500 10/25/52 2,048,889
3,648,800 Fannie Mae REMICS 5 .500 11/25/52 3,692,229
2,501,345 (c) Fannie Mae-Aces 2 .862 02/25/27 2,478,015
7,865,587 (c) Fannie Mae-Aces 3 .312 06/25/28 7,748,806
8,250,000 (c) Fannie Mae-Aces 1 .468 11/25/30 7,311,626
15,500,000 (c) Fannie Mae-Aces 1 .245 01/25/31 13,593,967
3,719,530 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 3,148,804
54,871 Freddie Mac Gold Pool 5 .000 06/01/36 55,442
58,803 Freddie Mac Gold Pool 4 .000 06/01/42 57,117
58,760 Freddie Mac Gold Pool 4 .500 02/01/44 58,115
484,027 Freddie Mac Gold Pool 5 .000 08/01/44 489,774
103,208 Freddie Mac Gold Pool 3 .500 04/01/45 97,556
2,142,432 Freddie Mac Gold Pool 3 .500 08/01/45 2,025,116
16,390 Freddie Mac Gold Pool 3 .000 04/01/47 14,755
129,629 Freddie Mac Gold Pool 4 .500 06/01/47 127,887
206,750 Freddie Mac Gold Pool 4 .000 09/01/47 199,027
48,082 Freddie Mac Gold Pool 3 .500 12/01/47 45,148
975,595 Freddie Mac Gold Pool 4 .500 08/01/48 961,026
5,069,494 Freddie Mac Pool 2 .310 12/01/31 4,585,051

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 6,739,652 Freddie Mac Pool 3 .740% 06/01/37 $ 6,166,098
2,214,622 Freddie Mac Pool 3 .400 12/01/37 1,958,870
5,646,500 Freddie Mac Pool 4 .300 12/01/37 5,423,190
1,797,966 Freddie Mac Pool 3 .500 03/01/38 1,629,408
640,000 Freddie Mac Pool 4 .330 05/01/38 616,415
3,108,998 Freddie Mac Pool 2 .970 07/01/38 2,643,859
3,339,603 Freddie Mac Pool 4 .550 07/01/38 3,259,273
5,744,666 Freddie Mac Pool 3 .500 10/01/38 5,110,885
391,325 Freddie Mac Pool 3 .160 11/01/38 337,314
1,849,886 Freddie Mac Pool 3 .910 01/01/39 1,705,657
2,293,500 Freddie Mac Pool 4 .750 12/01/39 2,285,477
3,311,110 Freddie Mac Pool 3 .000 01/01/41 2,743,502
738,795 Freddie Mac Pool 4 .250 09/01/42 718,414
4,056,205 Freddie Mac Pool 2 .500 11/01/51 3,437,630
6,417,391 Freddie Mac Pool 3 .000 11/01/51 5,777,839
293,735 Freddie Mac Pool 3 .000 11/01/51 262,401
747,673 Freddie Mac Pool 3 .000 11/01/51 676,262
1,178,483 Freddie Mac Pool 3 .000 11/01/51 1,062,378
4,631,452 Freddie Mac Pool 2 .500 01/01/52 3,922,244
8,539,055 Freddie Mac Pool 2 .500 02/01/52 7,318,433
1,989,020 Freddie Mac Pool 3 .000 02/01/52 1,751,534
288,190 Freddie Mac Pool 3 .000 03/01/52 253,741
5,444,712 Freddie Mac Pool 2 .500 04/01/52 4,616,919
7,889,012 Freddie Mac Pool 4 .000 04/01/52 7,479,930
19,938,094 Freddie Mac Pool 3 .000 05/01/52 17,552,195
6,778,681 Freddie Mac Pool 3 .000 06/01/52 5,995,708
107,595 Freddie Mac Pool 3 .000 06/01/52 94,720
7,351,745 Freddie Mac Pool 4 .500 06/01/52 7,129,526
174,304 Freddie Mac Pool 4 .500 07/01/52 168,982
7,197,339 Freddie Mac Pool 4 .500 07/01/52 6,979,788
8,168,770 Freddie Mac Pool 6 .000 11/01/52 8,355,679
6,749,974 Freddie Mac Pool 5 .000 01/01/53 6,690,201
27,759,514 Freddie Mac Pool 5 .000 06/01/53 27,507,990
21,953,164 Freddie Mac Pool 5 .000 08/01/53 21,736,952
15,993,446 Freddie Mac Pool 5 .500 08/01/53 16,109,145
4,859,392 Freddie Mac REMICS 3 .500 01/15/47 4,420,576
904,419 Freddie Mac REMICS 4 .000 10/15/47 851,028
1,718,316 Freddie Mac REMICS 4 .000 11/15/47 1,629,223
3,895,114 Freddie Mac REMICS 4 .000 01/15/48 3,692,381
4,650,699 Freddie Mac REMICS 4 .000 03/15/48 4,406,224
1,293,450 Freddie Mac REMICS 4 .000 04/15/48 1,225,327
4,594,853 Freddie Mac REMICS 4 .000 04/15/48 4,345,125
556,905 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .861 06/15/48 507,373
485,148 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .781 10/15/48 422,218
4,466,554 Freddie Mac REMICS 2 .000 09/25/50 3,057,867
2,067,751 Freddie Mac REMICS 2 .000 09/25/50 252,399
8,304,166 Freddie Mac REMICS 3 .000 09/25/50 6,113,560
4,119,388 Freddie Mac REMICS 3 .000 10/25/50 2,988,685
12,484,033 Freddie Mac REMICS 2 .500 02/25/51 2,092,185
1,534,888 Freddie Mac REMICS 4 .000 08/25/52 1,366,796
2,872,137 Freddie Mac REMICS 4 .500 10/25/52 2,682,604
3,571,908 Freddie Mac REMICS 5 .500 11/25/52 3,638,524
4,161,847 Freddie Mac REMICS 4 .500 12/25/55 7,212,852
575,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .762 01/25/42 596,780
2,610,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 2,672,894
1,830,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 1,916,550
1,538,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .012 05/25/42 1,571,629
8,653,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .162 06/25/42 8,981,625
5,029,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7 .662 07/25/42 5,186,989
4,475,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .362 09/25/42 4,617,504
380,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 393,125
1,625,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .912 04/25/43 1,688,010

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 6,505,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .162% 05/25/43 $ 6,796,190
66,739 (c),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .789 02/25/48 65,393
22,062 (c),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 21,606
423,987 Ginnie Mae I Pool 2 .690 06/15/33 398,222
10,224,102 Ginnie Mae I Pool 2 .750 01/15/45 9,679,590
20,061 Ginnie Mae II Pool 5 .000 06/20/42 20,443
1,881,453 Ginnie Mae II Pool 3 .500 12/20/46 1,766,857
1,285,102 Ginnie Mae II Pool 3 .500 01/20/47 1,206,808
1,090,617 Ginnie Mae II Pool 3 .500 10/20/50 1,011,774
18,645,115 Ginnie Mae II Pool 3 .000 06/20/51 16,660,556
27,056,165 Ginnie Mae II Pool 3 .000 12/20/51 24,178,296
15,399,009 Ginnie Mae II Pool 3 .000 01/20/52 13,757,453
3,660,021 Ginnie Mae II Pool 2 .500 02/20/52 3,078,478
28,891,370 Ginnie Mae II Pool 3 .500 04/20/52 26,756,719
3,980,269 Ginnie Mae II Pool 4 .000 05/20/52 3,763,979
36,380,566 Ginnie Mae II Pool 3 .500 07/20/52 33,641,951
5,825,647 Ginnie Mae II Pool 4 .000 08/20/52 5,506,143
2,023,011 Ginnie Mae II Pool 4 .500 08/20/52 1,970,330
32,598,995 Ginnie Mae II Pool 4 .000 09/20/52 30,845,459
11,246,881 Ginnie Mae II Pool 5 .000 11/20/52 11,218,867
20,029,362 Ginnie Mae II Pool 3 .500 12/20/52 18,476,612
13,176,301 Ginnie Mae II Pool 4 .500 12/20/52 12,827,087
11,818,115 Ginnie Mae II Pool 4 .500 02/20/53 11,493,180
3,948,104 Ginnie Mae II Pool 5 .000 02/20/53 3,932,910
887,501 Ginnie Mae II Pool 5 .500 07/20/53 899,184
3,127,197 Ginnie Mae II Pool 3 .000 08/20/53 2,810,607
57,903 Ginnie Mae II Pool 6 .000 09/20/54 58,970
7,478,356 Government National Mortgage Association 5 .000 01/20/40 1,455,072
3,414,997 Government National Mortgage Association 4 .500 03/20/40 578,929
5,504,052 Government National Mortgage Association 5 .000 03/20/40 1,016,680
5,944,659 Government National Mortgage Association 2 .500 12/20/43 5,322,016
2,095,840 Government National Mortgage Association 3 .000 03/20/45 1,876,016
291,231 Government National Mortgage Association 4 .000 06/20/46 30,690
2,046,774 Government National Mortgage Association 5 .000 09/20/46 372,316
9,536,035 Government National Mortgage Association 3 .000 11/20/51 6,950,106
10,403,119 Government National Mortgage Association 3 .000 12/20/51 7,710,114
8,304,492 Government National Mortgage Association 3 .000 01/20/52 6,278,207
8,643,822 Government National Mortgage Association 3 .000 02/20/52 5,992,892
6,066,503 Government National Mortgage Association 4 .000 04/20/52 5,058,250
5,933,278 Government National Mortgage Association 5 .000 04/20/52 1,062,047
2,593,216 Government National Mortgage Association 4 .000 07/20/52 2,185,128
4,663,456 Government National Mortgage Association 4 .500 09/20/52 4,299,296
3,799,756 Government National Mortgage Association 4 .500 09/20/52 3,502,415
3,172,009 Government National Mortgage Association 4 .500 09/20/52 3,051,847
2,703,245 Government National Mortgage Association 4 .500 09/20/52 2,399,657
8,536,163 Government National Mortgage Association 4 .500 10/20/52 8,316,501
3,175,710 Government National Mortgage Association 4 .500 02/20/53 2,981,516
2,943,115 Government National Mortgage Association 5 .500 02/20/53 2,935,443
3,757,129 (c) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .277 05/20/53 288,362
2,769,426 (c) Government National Mortgage Association, (SOFR30A + 23.205%) 8 .881 08/20/53 3,027,854
1,506,820 (c) Government National Mortgage Association, (SOFR30A + 25.350%) 11 .026 08/20/53 1,774,458
5,834,598 Government National Mortgage Association 5 .000 12/20/53 5,655,680
5,143,006 Government National Mortgage Association 2 .500 04/20/54 3,715,754
3,561,281 Government National Mortgage Association (GNMA) 3 .000 02/20/51 3,184,708
41,810,464 (c),(e) GS Mortgage-Backed Securities Corp Trust 0 .147 08/25/51 340,316
1,591,830 (c),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,315,446
6,083,916 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,020,316
3,455,080 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,855,186
1,527,984 (c),(e) GS Mortgage-Backed Securities Trust 2 .821 05/28/52 1,280,288
7,024 (c) Impac CMB Trust, (TSFR1M + 0.774%) 4 .453 03/25/35 6,675
2,547,281 (e) Imperial Fund Mortgage Trust 4 .638 03/25/67 2,432,119
1,001,259 (c),(e) J.P. Morgan Mortgage Trust 3 .241 10/25/52 823,082

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 44,900 (c),(e) JP Morgan Mortgage Trust 3 .500% 05/25/47 $ 40,901
290,219 (c),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 261,599
37,436 (c),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 34,899
11,387,687 (c),(e) JP Morgan Mortgage Trust 0 .125 06/25/51 69,397
20,284,189 (c),(e) JP Morgan Mortgage Trust 0 .104 11/25/51 115,571
1,771,393 (c),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 1,464,893
21,094,877 (c),(e) JP Morgan Mortgage Trust 0 .112 12/25/51 127,232
2,130,971 (c),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 1,760,977
2,226,541 (c),(e) JP Morgan Mortgage Trust 2 .836 12/25/51 1,813,767
3,035,988 (c),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 2,520,226
4,962,076 (c),(e) JP Morgan Mortgage Trust 2 .500 06/25/52 4,100,527
2,532,573 (c),(e) JP Morgan Mortgage Trust 3 .000 06/25/52 2,199,517
8,621,509 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 81,539
4,716,393 (c),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 3,897,501
7,667,028 (c),(e) JP Morgan Mortgage Trust 3 .250 07/25/52 6,843,426
7,375,498 (c),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 6,345,359
1,717,097 (c),(e) JP Morgan Mortgage Trust 3 .094 08/25/52 1,395,804
3,719,728 (c),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 3,200,192
3,489,549 (c),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 2,995,630
4,384,017 (c),(e) JP Morgan Mortgage Trust 3 .000 04/25/53 3,771,699
1,590,333 (c),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 1,553,818
1,644,472 (c),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 1,631,703
6,000,000 (c),(e) LEX Trust, (TSFR1M + 1.350%) 5 .000 03/15/43 5,983,175
2,000,000 (c),(e) LEX Trust, (TSFR1M + 1.700%) 5 .350 03/15/43 1,990,213
2,857,781 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,363,306
2,592,506 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,332,470
1,839,715 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,521,393
857,000 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 5 .500 04/25/56 849,869
42,598,292 New Hampshire Business Finance Authority 0 .497 07/01/51 1,488,810
1,321,140 (c),(e) RCKT Mortgage Trust 3 .007 09/25/51 1,071,500
5,173,110 (c),(e) RCKT Mortgage Trust 2 .500 02/25/52 4,278,019
2,433,355 (c),(e) RCKT Mortgage Trust 3 .000 05/25/52 2,093,609
887,882 (c),(e) RCKT Mortgage Trust 3 .185 05/25/52 748,172
28,184 (c),(e) Sequoia Mortgage Trust 4 .000 06/25/49 26,626
124,111 (c),(e) Sequoia Mortgage Trust 3 .500 12/25/49 111,878
2,128,800 (c),(e) Sequoia Mortgage Trust 2 .500 06/25/51 1,757,855
4,500,877 (c),(e) Sequoia Mortgage Trust 4 .000 11/25/55 4,180,964
3,590,214 (c),(e) Sequoia Mortgage Trust 5 .500 02/25/56 3,563,876
555,000 (c),(e) Sequoia Mortgage Trust 5 .125 04/25/56 545,457
261,914 (c),(e) Shellpoint Co-Originator Trust 3 .500 10/25/47 242,484
1,500,000 (c),(d),(e) SLG Office Trust 4 .965 04/15/41 1,506,095
1,000,000 (c),(e) Verus Securitization Trust 5 .670 01/25/71 988,827
TOTAL MORTGAGE BACKED 1,760,331,425
MUNICIPAL BONDS - 4.5%
2,415,000 American Municipal Power, Inc 7 .499 02/15/50 2,784,187
3,000,000 Arizona Industrial Development Authority 4 .936 10/01/31 3,024,898
2,500,000 Arizona Industrial Development Authority 5 .459 10/01/35 2,552,506
1,125,000 California Earthquake Authority 5 .603 07/01/27 1,135,238
1,540,000 California Health Facilities Financing Authority 3 .034 06/01/34 1,370,656
1,500,000 California Health Facilities Financing Authority 4 .353 06/01/41 1,362,981
6,400,000 (e) California Municipal Finance Authority 6 .375 11/15/48 6,128,993
330,000 California State Public Works Board 3 .770 11/01/26 329,504
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 594,832
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 646,623
5,750,000 City & County of San Francisco CA 3 .700 06/15/26 5,748,358
935,000 City & County of San Francisco CA 3 .700 04/01/34 861,430
440,000 City & County of San Francisco CA 3 .750 04/01/35 399,560
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,822,314
5,750,000 City & County of San Francisco CA 5 .770 06/15/45 5,888,136
5,000,000 City & County of San Francisco CA 5 .450 06/15/64 4,913,084
4,610,000 City & County of San Francisco CA Community Facilities District 4 .221 09/01/39 4,228,434
5,405,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .750 09/01/37 4,893,271

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 5,000,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .000% 09/01/48 $ 4,024,547
7,805,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .482 09/01/50 5,577,469
1,225,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 1,257,624
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,751,845
745,000 City of Detroit MI 2 .711 04/01/26 745,000
525,000 City of Detroit MI 3 .644 04/01/34 479,987
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,496,207
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,198,850
3,900,000 City of Los Angeles CA 3 .880 09/01/38 3,543,496
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,685,842
7,500,000 City of Los Angeles CA 5 .040 09/01/45 6,967,243
2,520,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 2,322,712
870,000 (e) City of Miami FL 4 .808 01/01/39 835,925
3,200,000 City of New York NY 5 .094 10/01/49 2,991,693
2,950,000 City of New York NY 5 .828 10/01/53 2,997,136
1,875,000 City of New York NY 5 .114 10/01/54 1,715,074
5,260,000 City of New York NY 5 .392 10/01/55 5,070,373
2,685,000 City of Oakland CA 1 .830 01/15/27 2,641,385
755,000 City of Oakland CA 4 .005 07/15/27 755,228
1,200,000 City of Oakland CA 4 .734 07/15/33 1,212,469
4,290,000 City of Oakland CA 5 .792 07/15/45 4,343,151
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,147,710
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,269,411
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,504,461
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,440,525
1,140,000 Cleveland-Cuyahoga County Port Authority 5 .900 11/15/49 1,104,255
4,000,000 Columbus Metropolitan Housing Authority 5 .050 04/01/30 4,042,732
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,110,087
2,880,000 Denver City & County Housing Authority 4 .125 06/01/28 2,886,385
16,994,116 Freddie Mac Multifamily Variable Rate Certificate 4 .050 08/25/38 16,083,367
400,000 (e) Iowa Finance Authority 7 .000 11/01/27 403,517
450,000 Jersey City Municipal Utilities Authority 4 .800 05/01/26 450,113
1,525,000 Jersey City Redevelopment Agency 4 .500 12/09/26 1,526,939
450,000 Klickitat County Public Utilities 3 .688 12/01/38 396,118
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 992,203
1,500,000 Maryland Economic Development Corp 5 .433 05/31/56 1,459,183
6,000,000 Maryland Economic Development Corp 5 .942 05/31/57 6,022,016
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 16,975,025
4,975,000 Minnesota Housing Finance Agency 5 .897 08/01/49 4,987,004
6,585,000 Minnesota Housing Finance Agency 5 .947 08/01/54 6,586,750
1,135,000 Montgomery County Housing Opportunities Commission 5 .418 12/01/44 1,101,700
170,000 Mount Shasta Public Financing Authority 4 .000 08/01/29 177,936
190,000 Mount Shasta Public Financing Authority 3 .000 08/01/32 188,064
24,775,000 (c),(e) New Hampshire Business Finance Authority 3 .970 02/01/29 24,775,000
8,300,000 (c),(e) New Hampshire Business Finance Authority 3 .840 07/01/33 8,300,000
6,750,000 New Hampshire Business Finance Authority 5 .876 12/01/35 7,097,711
2,740,000 New Hampshire Business Finance Authority 5 .694 11/01/45 2,700,480
3,460,000 New Hampshire Business Finance Authority 5 .775 11/01/54 3,325,051
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 718,581
2,350,000 New York City Housing Development Corp 4 .269 02/01/30 2,359,889
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,173,619
5,250,000 New York City Housing Development Corp 5 .448 08/01/54 5,002,354
3,430,000 New York City Housing Development Corp 5 .884 02/01/55 3,403,350
6,465,000 New York City Housing Development Corp 6 .001 08/01/55 6,504,317
625,000 New York State Energy Research & Development Authority 5 .739 04/01/26 625,000
730,000 New York State Energy Research & Development Authority 2 .465 10/01/26 730,000
645,000 New York State Energy Research & Development Authority 2 .665 10/01/27 631,181
565,000 New York State Energy Research & Development Authority 2 .879 10/01/28 546,360
1,800,000 New York State Energy Research & Development Authority 5 .947 04/01/29 1,807,271
865,000 New York State Energy Research & Development Authority 6 .456 04/01/33 877,491
2,500,000 New York Transportation Development Corp 6 .971 06/30/51 2,513,229
6,920,000 (a),(b),(e) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 692

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 275,000 Pharr Economic Development Corp 3 .216% 08/15/27 $ 272,318
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,084,596
405,000 (a),(b) Public Finance Authority 15 .000 12/31/26 41
1,735,000 (e) Public Finance Authority 7 .500 06/01/29 1,689,050
7,150,000 Public Finance Authority 5 .292 07/01/29 7,186,572
2,406,362 (e) Public Finance Authority 6 .250 06/01/31 2,426,349
645,000 Redevelopment Authority of the City of Philadelphia 4 .711 09/01/30 657,566
1,775,000 Redevelopment Authority of the City of Philadelphia 4 .428 11/01/32 1,765,581
4,000,000 Redevelopment Authority of the City of Philadelphia 5 .102 11/01/39 3,960,033
2,185,000 Redevelopment Authority of the City of Philadelphia 5 .226 09/01/40 2,190,068
3,800,000 Redevelopment Authority of the City of Philadelphia 5 .566 11/01/45 3,791,079
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 997,557
9,060,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 9,163,811
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 878,681
2,500,000 San Jose Financing Authority 4 .662 05/01/37 2,430,384
1,350,000 San Luis Obispo County Financing Authority 5 .571 09/01/40 1,386,881
1,390,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,415,938
1,000,000 South Davis Sewer District 4 .125 12/01/32 973,245
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,026,365
1,124,215 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 1,108,439
3,775,000 State of Oregon 5 .832 05/01/45 3,936,306
2,400,000 (e) Syracuse Industrial Development Agency 5 .000 01/01/36 1,810,845
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,795,827
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,745,521
2,135,000 (e) Toledo-Lucas County Port Authority 5 .600 11/15/39 2,135,146
1,830,000 United Nations Development Corp 6 .536 08/01/55 1,932,830
1,875,000 University of New Mexico 3 .532 06/20/32 1,831,405
680,000 (e) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 671,140
1,250,000 (e) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,179,640
360,000 Washington County Clean Water Services 5 .701 10/01/30 369,478
TOTAL MUNICIPAL BONDS 341,058,030
U.S. TREASURY SECURITIES - 19.5%
235,512,000 United States Treasury Note 3 .875 03/31/28 235,861,589
3,848,000 United States Treasury Note 3 .750 05/15/28 3,842,739
96,870,000 United States Treasury Note 3 .500 03/15/29 96,014,820
242,207,000 United States Treasury Note 3 .875 03/31/31 241,431,182
24,062,000 United States Treasury Note 4 .250 03/31/33 24,227,426
315,864,000 United States Treasury Note 4 .125 02/15/36 310,928,625
269,073,000 (i) United States Treasury Note 4 .625 02/15/46 259,403,189
171,988,000 United States Treasury Note 4 .625 11/15/55 164,329,160
14,543,000 United States Treasury Note/Bond 1 .875 02/15/41 10,075,004
9,700,000 United States Treasury Note/Bond 2 .250 05/15/41 7,067,738
114,908,400 (j) United States Treasury Note/Bond 2 .375 02/15/42 83,735,008
2,500,000 United States Treasury Note/Bond 3 .125 05/15/48 1,881,348
2,500,000 United States Treasury Note/Bond 3 .000 02/15/49 1,825,879
31,783,000 United States Treasury Note/Bond 2 .250 02/15/52 19,154,224
TOTAL U.S. TREASURY SECURITIES 1,459,777,931
TOTAL GOVERNMENT BONDS
(Cost $4,359,163,311) 4,261,869,659
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
400,000 Brookfield Property Partners LP 5,944,000
629,610 Brookfield Property Partners LP 8,354,925
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,298,925
UTILITIES - 0.1%
454,177 Brookfield Infrastructure Partners LP 7,334,959

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
276,951 Brookfield Renewable Partners LP $ 4,796,791
TOTAL UTILITIES 12,131,750
TOTAL PREFERRED STOCKS
(Cost $44,018,450) 26,430,675
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 9.9%
ASSET BACKED - 3.2%
$ 1,848,000 (e) Air Canada Pass Through Trust, Series 2017 1 3 .550% 01/15/30 1,756,576
1,250,000 (c),(e) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 5 .887 10/15/35 45,951
2,154 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .454 07/25/36 2,149
1,447,025 (c),(e) CBRE Realty Finance, Series 2007 1A 4 .497 04/07/52 145
5,880,000 (e) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 5,698,646
2,125,000 (e) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 2,027,338
5,699,516 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 5,630,013
5,167,727 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 4,997,211
11,623,421 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 11,187,452
4,124,698 (e) EnFin Residential Solar Receivables Trust, Series 2024 2A 5 .980 09/20/55 3,816,860
2,540,964 (e) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 1,967,404
2,684,470 (e) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 2,144,417
9,872,584 (e) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .310 10/20/48 7,898,125
4,058,045 (e) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 2,326,090
3,434,876 (e) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 2,952,757
2,757,192 (e) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .940 01/20/49 1,662,340
11,652,327 (e) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 10,497,750
3,250,000 (e) Grace Trust, Series 2020 GRCE 2 .347 12/10/40 2,906,660
357,377 (e) HERO Funding Trust, Series 2015 1A 3 .840 09/21/40 340,351
89,922 (e) HERO Funding Trust, Series 2014 2A 3 .990 09/21/40 85,018
431,912 (e) HERO Funding Trust, Series 2016 2A 3 .750 09/20/41 409,882
354,242 (e) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 339,893
887,709 (e) HERO Funding Trust, Series 2016 3A 3 .080 09/20/42 822,543
800,899 (e) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 759,551
852,850 (e) HERO Funding Trust, Series 2016 4A 3 .570 09/20/47 799,446
900,770 (e) HERO Funding Trust, Series 2017 1A 3 .710 09/20/47 847,642
126,348 (e) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 120,902
1,455,616 (e) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 1,327,089
1,362,110 (e) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 1,270,989
546,400 (e) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 516,168
1,977,879 (e) HERO Funding Trust, Series 2018 1A 4 .670 09/20/48 1,920,506
1,552,179 (e) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 1,345,329
7,375,000 (e) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 7,534,730
9,613 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 9,511
2,775,115 (e) Loanpal Solar Loan Ltd, Series 2020 2GF 2 .750 07/20/47 2,307,702
1,394,668 (e) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 1,154,156
1,889,733 (e) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .840 01/20/48 1,436,894
4,314,561 (e) Loanpal Solar Loan Ltd, Series 2021 2GS 2 .220 03/20/48 3,397,203
931,214 (e) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 821,056
1,183,100 (e) Mosaic Solar Loan Trust, Series 2020 1A 3 .100 04/20/46 1,015,430
731,442 (e) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 721,980
1,625,426 (e) Mosaic Solar Loan Trust, Series 2025 1A 7 .120 08/22/50 1,512,710
3,795,369 (e) Mosaic Solar Loan Trust, Series 2021 3A 1 .920 06/20/52 2,738,544
3,253,382 (e) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 3,177,563
1,177,061 (e) Mosaic Solar Loans LLC, Series 2017 2A 3 .820 06/22/43 1,112,061
2,434,229 (e) Mosaic Solar Loans LLC, Series 2021 2A 1 .640 04/22/47 2,001,024
3,075,000 (c),(e) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X 5 .416 10/15/40 3,081,296
700,000 (e) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 661,189
512,722 PSNH Funding LLC, Series 2018 1 3 .506 08/01/28 511,690
519,374 (e) Renew, Series 2017 1A 3 .670 09/20/52 484,289
1,341,619 (e) Renew, Series 2018 1 3 .950 09/20/53 1,237,426
2,793,394 (e) Renew, Series 2021 1 2 .060 11/20/56 2,242,017
7,825,000 (e) Sabal Issuer LLC, Series 2026 1A 6 .000 05/02/61 7,825,658
2,430,538 (c),(h) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%), Series 2025 1X , Reg S 5 .745 05/17/37 3,213,655

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 6,679,409 SCE Recovery Funding LLC, Series 2021 A-1 0 .861% 11/15/31 $ 6,042,119
105,618 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .693 09/25/34 101,608
5,576,699 (e) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 4,496,173
3,188,895 (e) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 2,670,400
2,258,283 (e) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 2,074,443
2,082,020 (e) Sunnova Helios XII Issuer LLC, Series 2023 B 5 .600 08/22/50 1,630,818
3,670,775 (e) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 3,590,662
1,275,164 (e) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 1,235,423
4,246,810 (e) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 4,099,974
5,732,356 (e) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 5,530,016
9,257,477 (e) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 8,894,994
4,724,845 (e) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 4,288,489
4,817,677 (e) Sunrun Julius Issuer LLC, Series 2023 2A 6 .600 01/30/59 4,853,595
6,382,303 (e) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 6,118,048
888,049 (e) Sunrun Neptune Issuer LLC, Series 2024 1A 6 .270 02/01/55 887,658
7,621,987 (e) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 7,018,484
8,250,000 (e) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 7,948,417
1,606,552 (e) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 1,609,728
9,490,816 (e) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 9,508,431
10,012,000 (e) Tesla Auto Lease Trust, Series 2024 B 4 .880 06/20/28 10,052,314
4,335,033 (e) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 06/20/28 4,365,081
1,200,000 (e) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 02/20/29 1,215,711
4,068,555 (e) Trinity Rail Leasing L.P., Series 2025 1A 5 .090 10/19/55 4,052,102
4,610,606 (e) Vivint Colar Financing V LLC, Series 2018 1A 4 .730 04/30/48 4,480,926
3,128,533 (e) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 3,067,101
3,709,959 (e) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 3,405,019
TOTAL ASSET BACKED 239,858,711
OTHER MORTGAGE BACKED - 6.7%
1,085,000 (c),(e) 20 Times Square Trust, Series 2018 20TS 3 .100 05/15/35 1,026,885
8,802 (c),(e) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 8,197
1,500,000 (c),(e) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .037 04/15/34 1,332,562
1,665,000 (c),(e) Angel Oak Mortgage Trust, Series 2025 13 5 .738 10/25/70 1,652,384
4,000,000 (e) BANK, Series 2019 BN21 2 .500 10/17/52 2,972,595
6,500,000 (c) BANK, Series 2019 BN21 3 .517 10/17/52 5,443,957
2,500,000 (c),(e) BANK, Series 2020 BN30 2 .918 12/15/53 2,034,735
8,000,000 (c) BANK, Series 2019 BN22 3 .455 11/15/62 6,827,466
3,000,000 (c),(e) BBCMS Mortgage Trust, Series 2020 C6 3 .688 02/15/53 2,408,034
5,175,000 (e) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 5,018,667
3,250,000 (e) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 3,052,802
1,316,000 (c),(e) BBCMS Trust, Series 2015 SRCH 4 .957 08/10/35 1,223,449
5,500,000 (c),(e) Benchmark Mortgage Trust, Series 2019 B10 3 .899 03/15/62 4,689,466
5,200,000 (e) BMO 360A, Series 2022 C1 3 .776 02/17/55 4,635,051
3,500,000 (c),(e) BMO 360C, Series 2022 C1 3 .939 02/17/55 2,746,487
4,181,643 (c),(e) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .163 01/17/39 4,183,012
9,839,161 (c),(e) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5 .513 01/17/39 9,843,813
2,901,500 (c),(e) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005 5 .605 06/25/34 2,643,726
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,625,280
11,527,500 (e) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 10,658,652
1,000,000 (c),(e) Century Plaza Towers, Series 2019 CPT 2 .997 11/13/39 909,505
2,500,000 (c),(e) Century Plaza Towers, Series 2019 CPT 2 .997 11/13/39 2,248,078
1,750,000 (c),(e) Century Plaza Towers, Series 2019 CPT 2 .997 11/13/39 1,528,517
15,025,000 (c),(e) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .280 04/15/42 125,989
3,800,000 (c),(e) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .117 04/15/42 3,855,525
916,847 (c),(e) CIM Trust, Series 2021 J2 2 .672 04/25/51 754,975
2,496,947 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 2,411,895
2,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC43 3 .300 11/10/52 1,861,194
5,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 4,601,228
4,375,000 (e) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 4,164,819
3,600,000 (e) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 3,591,620
3,500,000 (c),(e) COMM Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 2,785,125
1,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 929,977
4,000,000 (c),(e) Commercial Mortgage Pass Through Certificates, Series 2022 HC 4 .084 01/10/39 3,813,624

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 18,859,884 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856% 03/25/42 $ 19,234,762
4,435,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .662 04/25/42 4,499,937
13,780,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 14,161,067
8,035,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .412 09/25/42 8,431,979
21,175,000 (c),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 22,030,694
3,600,000 (c),(e) CSAIL Commercial Mortgage Trust, Series 2017 C8 3 .677 06/15/37 3,217,499
5,000,000 (c),(e) CSMC Trust, Series 2017 CALI 3 .563 11/10/32 3,299,900
102,725,000 (c),(e) DOLP Trust, Series 2021 NYC 0 .665 05/10/41 2,697,749
3,065,000 (c),(e) EFMT, Series 2023 1 6 .640 02/25/68 3,058,492
294,297 (c),(e) Flagstar Mortgage Trust, Series 2017 2 3 .963 10/25/47 268,848
1,948,487 (c),(e) Flagstar Mortgage Trust, Series 2018 2 4 .004 04/25/48 1,788,613
5,606 (c),(e) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 5,268
774,971 (c),(e) Flagstar Mortgage Trust, Series 2019 2 4 .004 12/25/49 701,859
1,044,723 (c),(e) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 863,331
3,273,005 (c),(e) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 2,706,766
1,902,859 (c),(e) Flagstar Mortgage Trust, Series 2021 7 2 .921 08/25/51 1,568,951
2,084,928 (c),(e) Flagstar Mortgage Trust, Series 2021 12 2 .962 11/25/51 1,694,529
7,700,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009 1 .878 01/25/31 6,948,454
1,283,598 Freddie Mac Multiclass Certificates Series, Series 2021 P011 1 .204 09/25/31 1,192,211
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013 2 .761 02/25/32 6,694,707
14,000,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016 4 .616 09/25/33 14,083,552
7,871,120 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1 .877 07/25/37 6,407,882
37,721,040 Freddie Mac Multifamily ML Certificates, Series 2021 ML08 1 .746 11/25/37 3,741,927
8,732,053 Freddie Mac Multifamily ML Certificates, Series 2021 ML12 2 .340 07/25/41 7,189,618
2,991,933 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002 3 .871 07/25/33 2,857,195
3,350,972 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 1 .555 01/25/36 2,778,630
4,244,979 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 2 .298 10/25/55 2,996,396
9,500,589 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068 3 .150 10/15/36 8,650,120
1,670,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069 4 .013 04/15/37 1,643,400
5,735,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061 1 .761 09/15/38 4,716,000
3,110,000 (c),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 3,246,304
46,239 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 43,430
337,816 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 292,191
16,335,369 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .227 03/27/51 212,938
551,038 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 476,817
1,616,891 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,337,084
4,014,197 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,317,225
4,004,580 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 3,445,259
1,705,732 (c),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 1,468,386
437,399 (c),(e) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .602 05/25/50 387,741
1,936,295 (c),(e) GS Mortgage-Backed Securities Trust, Series 2021 GR1 2 .500 11/25/51 1,601,262
7,826,356 (c),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 6,467,492
3,536,730 (c),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,922,659
1,829,317 (c),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .722 01/25/52 1,490,046
3,821,369 (c),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 3,294,790
2,400,176 (c),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 2,064,583
3,954,353 (c),(e) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 3,528,434
699,418 (c),(e) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 704,314
2,000,000 (e) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .835 08/10/38 1,984,937
2,500,000 (c),(e) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .977 08/10/38 2,479,771
5,000,000 (c),(e) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .977 08/10/38 4,953,611
10,250,000 (c),(e) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .443 07/10/39 9,462,319
5,545,000 (c),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 5,190,495
1,500,000 (c),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 1,345,735
4,500,000 (c),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 3,944,975
440,000 (c),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 416,820
2,135,000 (c),(e) Imperial Fund Mortgage Trust, Series 2022 NQM6 7 .100 10/25/67 2,128,827
1,085,954 (c),(e) J.P. Morgan Mortgage Trust, Series 2022 5 2 .951 09/25/52 870,529
3,500,000 (e) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 3,215,213
79,552 (c),(e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 3 .984 01/15/46 76,838
580,189 (c),(e) JP Morgan Mortgage Trust, (RFUCCT1M - 0.000%), Series 2015 1 5 .013 12/25/44 573,361
9,636 (c),(e) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 9,014

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 147,849 (c),(e) JP Morgan Mortgage Trust, Series 2015 6 3 .500% 10/25/45 $ 137,273
670,013 (c),(e) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 611,452
968,253 (c),(e) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 872,183
924,078 (c),(e) JP Morgan Mortgage Trust, Series 2017 5 4 .702 10/26/48 918,441
783,118 (c),(e) JP Morgan Mortgage Trust, Series 2017 4 3 .871 11/25/48 694,779
59,419 (c),(e) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 55,965
64,291 (c),(e) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 60,154
765,965 (c),(e) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 691,295
13,889,602 (c),(e) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 100,882
9,731,919 (c),(e) JP Morgan Mortgage Trust, Series 2021 4 0 .128 08/25/51 68,894
2,097,426 (c),(e) JP Morgan Mortgage Trust, Series 2021 4 2 .878 08/25/51 1,716,364
18,808,538 (c),(e) JP Morgan Mortgage Trust, Series 2021 6 0 .130 10/25/51 136,161
2,440,542 (c),(e) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,019,236
873,118 (c),(e) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 719,843
812,681 (c),(e) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 669,796
2,745,702 (c),(e) JP Morgan Mortgage Trust, Series 2021 13 3 .134 04/25/52 2,254,860
1,367,766 (c),(e) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,130,285
1,641,398 (c),(e) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,420,556
1,614,947 (c),(e) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,389,468
4,533,439 (c),(e) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 4,039,433
2,497,639 (c),(e) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,146,705
974,355 (c),(e) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 895,348
13,647,337 (c),(e) JP Morgan Mortgage Trust Series, Series 2024 3 3 .000 05/25/54 11,741,208
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .537 09/15/47 2,331,120
274,671 (e) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 268,374
1,110,000 (c),(e) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .373 10/15/40 1,109,172
2,350,000 (c),(e) Manhattan West Mortgage Trust, Series 2020 1MW 2 .335 09/10/39 2,241,555
2,250,000 (c),(e) MFT Mortgage Trust, Series 2020 B6 3 .283 08/10/40 1,692,332
839,757 (c),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 755,435
4,717,349 (c),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 4,331,894
1,500,000 (c),(e) MSDB Trust, Series 2017 712F 3 .316 07/11/39 1,451,490
4,250,000 (c),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 3,767,983
4,000,000 (c),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .002 07/15/36 2,881,337
12,929 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .273 02/25/36 12,930
9,135,000 (c),(e) NYC Commercial Mortgage Trust, Series 2025 300P 4 .879 07/13/42 9,090,182
1,375,000 (c),(e) NYC Commercial Mortgage Trust, Series 2025 300P 6 .161 07/13/42 1,371,908
3,929,932 (c),(e) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,247,591
943,161 (c),(e) OBX Trust, Series 2022 J2 3 .409 08/25/52 807,409
1,082,708 (c),(e) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 894,721
1,149,976 (c),(e) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,095,672
16,670,000 (e) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 15,415,544
2,008,731 (e) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 1,936,073
1,876,421 (c),(e) RCKT Mortgage Trust, Series 2021 3 2 .774 07/25/51 1,496,068
3,761,235 (c),(e) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 3,096,262
4,658,028 (c),(e) RCKT Mortgage Trust, Series 2021 5 2 .920 11/25/51 3,749,880
3,692,708 (c),(e) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 3,296,169
140,756 (c),(e) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 130,804
39,587 (c),(e) Sequoia Mortgage Trust, Series 2016 1 3 .500 06/25/46 36,544
169,701 (c),(e) Sequoia Mortgage Trust, Series 2017 6 3 .725 09/25/47 161,589
9,694 (c),(e) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 8,856
12,419 (c),(e) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 11,833
1,468,232 (c),(e) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,274,795
913,123 (c),(e) Sequoia Mortgage Trust, Series 2021 1 2 .656 03/25/51 766,362
2,375,287 (c),(e) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 2,285,282
3,000,000 (c),(d),(e) SLG Office Trust, Series 2026 OMA 5 .793 04/15/41 3,012,136
10,000,000 (e) SLG Office Trust, Series 2021 OVA 2 .585 07/15/41 8,904,496
5,375,000 (c),(e) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .044 11/15/36 5,366,293
2,000,000 (c),(e) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .443 11/15/36 1,998,100
2,050,000 (c),(e) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 5 .742 11/15/36 2,048,752
4,000,000 (e) SUMIT Mortgage Trust, Series 2022 BVUE 2 .789 02/12/41 3,628,119
2,319,858 (c),(e) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 2,054,954
1,345,000 (c),(e) WB Commercial Mortgage Trust, Series 2024 HQ 5 .541 03/15/40 1,348,235

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (c),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258% 12/15/34 $ 935,244
5,500,000 (e) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 5,622,970
2,450,000 (c),(e) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .323 06/10/37 2,492,155
8,500,000 (c),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .215 08/15/42 8,491,938
1,700,000 (c),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M 5 .515 08/15/42 1,693,138
1,175,000 (c),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2025 609M 6 .014 08/15/42 1,169,465
57,257 (c),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 54,248
566,502 (c),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 490,206
4,867,962 (c),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,022,754
1,244,399 (c),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 1,028,338
118,754 (c),(e) WinWater Mortgage Loan Trust, Series 2014 1 3 .930 06/20/44 101,479
TOTAL OTHER MORTGAGE BACKED 500,663,794
TOTAL STRUCTURED ASSETS
(Cost $796,983,093) 740,522,505
TOTAL LONG-TERM INVESTMENTS
(Cost $7,662,030,655) 7,390,718,355
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.6%
341,662,138 (k) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (l) 341,662,138
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $341,662,138) 341,662,138
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.2%
16,206,000 (m) Fixed Income Clearing Corporation 3 .660 04/01/26 16,206,000
TOTAL REPURCHASE AGREEMENT 16,206,000
TREASURY DEBT - 0.1%
1,124,000 United States Treasury Bill 0 .000 04/14/26 1,122,527
5,000,000 United States Treasury Bill 0 .000 04/21/26 4,989,922
TOTAL TREASURY DEBT 6,112,449
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,318,443) 22,318,449
TOTAL INVESTMENTS - 103.5%
(Cost $8,026,011,236) 7,754,698,942
OTHER ASSETS & LIABILITIES, NET - (3.5)% (262,840,290)
NET ASSETS - 100.0% $ 7,491,858,652
CAD Canadian Dollar
EUR Euro
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1 Month
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,699,025,112 or 21.9% of Total
Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.4% of Total Investments.
(h) All or a portion of this security is owned by Nuveen Core Impact Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(i) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $371,175,665.
(j) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $16,207,648 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $16,530,238.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 6,809,068 $ 8,046,257 Australia and New Zealand Banking Group Limited 04/08/26 $ (173,018)
$ 19,736,620 EUR 16,781,295 Australia and New Zealand Banking Group Limited 04/08/26 332,622
$ 3,014,828 CAD 4,137,130 Citibank N.A. 04/08/26 39,764
$ 3,330,941 GBP 2,461,869 Morgan Stanley Capital Services 04/08/26 72,468
Total  $ 271,836
Total unrealized appreciation on forward foreign currency contracts  $ 444,854
Total unrealized depreciation on forward foreign currency contracts  $ (173,018)
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling

Portfolio of Investments March 31, 2026
Core Plus Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 3.2%
CAPITAL GOODS - 0.2%
$ 50,769 (a),(b) Air Comm Corporation, LLC, Delayed Draw Term Loan, (TSFR3M + 1.000%) 1 .000% 12/11/31 $ 50,960
1,038,842 (b) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6 .436 12/11/31 1,042,738
433,249 (b) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .418 09/08/32 429,804
1,657,427 (b) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .532 05/17/28 1,172,629
987,500 (b) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .168 11/03/31 988,581
828,633 (b) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .176 09/26/31 830,016
329,817 (b) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .918 04/14/31 329,723
687,556 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/30/32 687,085
356,093 (b) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .673 02/14/28 356,984
1,607,946 (b) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .168 02/28/31 1,609,972
1,975,000 (b) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .918 03/22/30 1,977,242
1,402,422 (b) Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .922 01/24/31 1,406,300
TOTAL CAPITAL GOODS 10,882,034
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
283,637 (b) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 5 .668 08/12/32 281,410
255,997 (b) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 2.750%) 6 .422 09/29/28 256,516
1,319,288 (b) Corporation Service Company, Term Loan B, (TSFR1M + 2.000%) 5 .668 11/05/29 1,312,698
2,000,000 (b) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 1,897,220
1,912,620 (b) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .450 10/31/31 1,866,402
1,612,354 (b) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 5 .664 10/15/30 1,607,316
429,308 (b) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .925 11/30/28 429,396
460,939 (b) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M + 4.000%) 7 .933 09/04/30 364,141
180,934 (b) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .792 04/12/27 38,385
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,053,484
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,371,060 (b) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .660 10/16/31 2,373,135
1,661,156 (b) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .167 11/08/32 1,662,319
3,471,324 (b) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .173 04/23/31 3,466,984
3,751,209 (b) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .168 01/30/31 3,725,626
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,228,064
CONSUMER DURABLES & APPAREL - 0.1%
2,462,483 (b) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .162 07/31/28 2,459,787
212,500 (b) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 5 .950 02/20/29 213,524
220,692 (b) SRAM, LLC , Term Loan B, (TSFR1M + TSFR6M + 2.250%) 5 .933 02/27/32 220,003
TOTAL CONSUMER DURABLES & APPAREL 2,893,314
CONSUMER SERVICES - 0.3%
2,333,021 (b) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .418 09/23/30 2,330,700
313,914 (b) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .168 08/17/28 314,209
1,275,750 (b) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 02/06/30 1,242,262
645,055 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/31/31 560,527
643,437 (b) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.500%) 7 .200 06/25/29 646,256
1,783,759 (b) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 01/29/29 1,752,543
2,126,063 (b) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .450 11/29/30 2,107,991
461,952 (b) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .176 12/16/30 461,375
706,614 (b) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .544 03/15/28 710,147
492,890 (b) Light and Wonder International, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .675 04/16/29 493,506
1,310,183 (b) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .200 11/30/29 1,152,496
298,856 (b) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 05/03/29 300,017
TOTAL CONSUMER SERVICES 12,072,029
ENERGY - 0.0%
1,228,125 (b) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .668 03/22/29 1,218,153
79,703 (c) Cloud Peak Energy Resources LLC 12 .000 05/03/27 79,703

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 725,680 (b) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 5 .926% 10/05/28 $ 727,494
TOTAL ENERGY 2,025,350
FINANCIAL SERVICES - 0.1%
2,775,596 (b) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .418 06/24/31 2,765,021
TOTAL FINANCIAL SERVICES 2,765,021
FOOD, BEVERAGE & TOBACCO - 0.1%
584,258 (b) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .461 11/26/27 572,155
1,158,300 (b) Aspire Bakeries Holdings LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6 .668 12/23/30 1,161,196
60,517 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M + 7.000%), (cash 10.673%,
PIK 7.000%)
10 .673 09/30/30 9,077
15,090 (b) City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 7.000%), (cash
10.673%, PIK 7.000%)
10 .673 09/30/30 6,791
568,755 (b) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5 .877 09/30/31 558,358
182,555 (b) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .200 01/29/32 182,707
TOTAL FOOD, BEVERAGE & TOBACCO 2,490,284
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,923,419 (b) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M + 3.750%) 7 .418 01/15/31 3,936,915
447,384 (b) Global Medical Response, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .170 09/20/32 446,545
1,936,287 (b) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .100 01/08/29 1,947,421
995,132 (b) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/23/28 997,744
701,878 (b) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .668 12/03/31 698,368
2,407,833 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 12/19/30 2,411,601
707,667 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 6 .918 11/26/31 686,525
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,125,119
INSURANCE - 0.6%
206,940 (b) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .668 11/06/30 200,887
3,940,225 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .168 09/19/31 3,914,475
541,931 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7 .918 09/19/30 536,512
4,901,279 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .168 06/16/31 4,788,868
3,212,878 (b) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .920 06/20/30 3,209,328
1,192,752 (b) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 09/15/31 1,192,752
4,912,968 (b) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .168 07/31/31 4,830,504
919,355 (b) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .450 05/06/31 908,727
3,917,836 (b) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .950 09/27/30 3,912,018
1,937,779 (b) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .950 11/23/29 1,935,764
TOTAL INSURANCE 25,429,835
MATERIALS - 0.2%
630,412 (b) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .518 09/07/27 631,793
4,339,119 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .843 04/13/29 4,150,258
194,549 (b) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .532 02/15/30 195,401
678,398 (b) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M + 3.500%) 5 .333 01/30/31 554,380
1,847,414 (b) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .918 03/03/31 1,760,623
130,769 (b) USALCO, LLC, Delayed Draw Term Loan, (TSFR1M + 3.500%) 7 .176 09/30/31 130,672
1,253,413 (b) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .168 09/30/31 1,252,479
TOTAL MATERIALS 8,675,606
MEDIA & ENTERTAINMENT - 0.0%
699,755 (b) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .735 10/31/28 697,788
TOTAL MEDIA & ENTERTAINMENT 697,788
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
565,479 (b) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/29/32 566,044
2,102,313 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .918 05/05/28 2,112,824
2,493,891 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .918 05/19/31 2,382,290
3,255,645 (b) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 6 .418 12/12/31 3,248,857

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 205,211 (b) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668% 04/20/29 $ 204,272
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,514,287
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
280,051 (b) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .168 01/31/30 281,801
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 281,801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,476,300 (b) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .437 11/13/31 2,381,891
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,381,891
SOFTWARE & SERVICES - 0.4%
104,994 (b) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.168%, PIK 7.500%) 11 .168 08/01/28 93,853
2,661,642 (b) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 2.750%) 6 .417 11/25/31 2,587,888
1,752,168 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .673 07/30/31 1,629,332
19,949 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .418 05/01/31 18,428
1,159,918 (b) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .168 10/09/29 1,129,951
2,068,815 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .168 05/30/31 2,032,229
3,054,781 (b) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 09/12/29 3,029,136
1,957,594 (b) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6 .668 06/17/31 1,873,270
2,449,134 (b) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .418 01/31/30 2,401,903
64,395 (b) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .044 05/15/28 64,153
308,160 (b) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .544 05/15/28 145,605
453,625 (b) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 6 .961 04/24/28 435,607
1,115,466 (b) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .450 10/03/31 1,027,623
600,528 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .167 02/10/31 574,669
2,450,000 (b) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .418 09/28/29 2,378,448
TOTAL SOFTWARE & SERVICES 19,422,095
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,945,050 (b) Delta TopCo, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .421 11/30/29 2,855,550
108,755 (b) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .935 09/22/31 109,163
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,964,713
TELECOMMUNICATION SERVICES - 0.0%
1,296,916 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3 .641 03/11/30 1,275,770
TOTAL TELECOMMUNICATION SERVICES 1,275,770
TRANSPORTATION - 0.1%
1,749,312 (b) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .417 03/21/31 1,738,378
483,844 (b) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .918 04/20/28 480,215
279,217 (b) XPO Logistics, Inc., Term Loan (2028), (Prime + TSFR1M + 1.250%) 6 .459 05/24/28 280,375
TOTAL TRANSPORTATION 2,498,968
UTILITIES - 0.1%
1,557,257 (b) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 10/28/31 1,560,598
2,464,012 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .153 05/17/30 2,471,564
TOTAL UTILITIES 4,032,162
TOTAL BANK LOAN OBLIGATIONS
(Cost $141,681,547) 139,709,615
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (c),(d) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0.0%
7,002 (d) Kleopatra Finco Sarl 9,598
7,002 (d) Kleopatra Finco Sarl 9,598
7,002 (d) Kleopatra Finco Sarl 9,598
7,002 (d) Kleopatra Finco Sarl 9,598
7,002 (d) Kleopatra Finco Sarl 9,599
7,002 (d) Kleopatra Finco Sarl 9,599
7,002 (d) Kleopatra Finco Sarl 9,599
7,002 (d) Kleopatra Finco Sarl 9,599

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
7,002 (d) Kleopatra Finco Sarl $ 9,599
TOTAL MATERIALS 86,387
TELECOMMUNICATION SERVICES - 0.0%
4,170 (d) Altice France Lux 3 S.A. 69,407
TOTAL TELECOMMUNICATION SERVICES 69,407
TRANSPORTATION - 0.0%
473 (d) MLN US Holdco LLC 24
TOTAL TRANSPORTATION 24
TOTAL COMMON STOCKS
(Cost $568,734) 155,833
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 35 .7%
AUTOMOBILES & COMPONENTS - 0.7%
$ 350,000 (e) Clarios Global LP 6 .750% 02/15/30 357,875
580,000 (e) Cyprium Corp 6 .125 04/15/31 571,774
164,000 Dana, Inc 4 .250 09/01/30 155,153
2,000,000 (e) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,007,081
3,500,000 General Motors Financial Co, Inc 4 .900 10/06/29 3,517,438
2,825,000 General Motors Financial Co, Inc 5 .850 04/06/30 2,923,972
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,870,673
3,750,000 General Motors Financial Co, Inc 5 .600 06/18/31 3,838,130
2,000,000 (f) General Motors Financial Co, Inc 5 .750 N/A 1,947,240
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,510,458
1,360,000 (e) Phinia, Inc 6 .625 10/15/32 1,382,292
750,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 760,727
3,665,000 (e) ZF North America Capital, Inc 6 .750 04/23/30 3,545,456
505,000 (e) ZF North America Capital, Inc 7 .500 03/24/31 496,069
TOTAL AUTOMOBILES & COMPONENTS 28,884,338
BANKS - 7.5%
1,500,000 (e) Akbank T.A.S. 6 .800 06/22/31 1,493,582
1,500,000 (e) Akbank TAS 7 .498 01/20/30 1,525,846
1,725,000 (e),(f),(g) Akbank TAS 0 .000 N/A 1,640,632
4,000,000 (f),(g) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,321,524
1,500,000 (e) Banco Bradesco S.A. 6 .500 01/22/30 1,549,950
700,000 (e),(f),(g) Banco de Credito e Inversiones S.A. 8 .750 N/A 735,791
1,800,000 (e),(f),(g) Banco del Estado de Chile 7 .950 N/A 1,894,698
2,000,000 (e) Banco do Brasil S.A. 6 .000 03/18/31 2,017,262
925,000 (e),(f),(g) Banco Mercantil del Norte S.A. 7 .500 N/A 924,836
2,000,000 (e),(f),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 2,055,000
2,400,000 (f),(g) Banco Santander S.A. 9 .625 N/A 2,771,215
1,800,000 (g) Bancolombia S.A. 8 .625 12/24/34 1,887,544
2,600,000 (e),(g) Bangkok Bank PCL 3 .466 09/23/36 2,337,619
4,000,000 (e),(g) Bank Hapoalim BM, Reg S 3 .255 01/21/32 3,944,482
22,795,000 Bank of America Corp 2 .592 04/29/31 21,058,827
9,000,000 Bank of America Corp 5 .288 04/25/34 9,109,394
8,975,000 Bank of America Corp 5 .744 02/12/36 9,130,005
5,700,000 Bank of America Corp 2 .676 06/19/41 4,084,913
7,850,000 (f) Bank of America Corp 6 .625 N/A 8,048,173
4,075,000 (f) Bank of New York Mellon Corp 6 .300 N/A 4,151,728
3,025,000 Barclays plc 5 .367 02/25/31 3,077,537
2,225,000 Barclays plc 3 .330 11/24/42 1,653,734
4,525,000 (f),(g) Barclays plc 9 .625 N/A 4,935,666
1,850,000 (e),(g) BBVA Bancomer S.A. 5 .125 01/18/33 1,797,830
1,000,000 (e),(g) BBVA Bancomer S.A. 8 .450 06/29/38 1,075,325
1,100,000 (e),(g) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,135,750
2,450,000 (e) BNP Paribas S.A. 4 .916 01/15/34 2,395,661
8,000,000 (e),(f),(g),(h) BNP Paribas S.A. 7 .450 N/A 8,030,274
5,200,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 5,255,115
3,300,000 CitiBank NA 4 .914 05/29/30 3,351,446
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,862,524
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,805,468

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.5% (continued)
$ 400,000 Citigroup, Inc 4 .450% 09/29/27 $ 400,011
275,000 Citigroup, Inc 4 .125 07/25/28 272,690
6,025,000 Citigroup, Inc 4 .542 09/19/30 6,004,095
5,000,000 (f) Citigroup, Inc 6 .625 N/A 5,003,751
2,600,000 (f) Citigroup, Inc 7 .625 N/A 2,688,813
3,575,000 (e) Credit Agricole S.A. 5 .222 05/27/31 3,618,425
3,850,000 (e),(f),(g) Credit Agricole S.A. 7 .125 N/A 3,886,436
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 2,243,980
2,500,000 (e) Grupo Aval Ltd 4 .375 02/04/30 2,336,118
635,000 (e),(f) Hana Bank 3 .500 N/A 628,525
4,800,000 (f),(g) HSBC Holdings plc 8 .000 N/A 4,955,443
2,700,000 (f),(g),(h) HSBC Holdings plc 6 .950 N/A 2,706,904
4,000,000 (f) Huntington Bancshares, Inc 5 .625 N/A 4,036,420
625,000 (e) Industrial Subordinated Trust 2 0 6 .550 04/15/36 625,000
4,900,000 ING Groep NV 4 .803 03/23/32 4,870,663
4,225,000 (f),(g) ING Groep NV 7 .000 N/A 4,218,842
3,000,000 (e) Intercorp Financial Services, Inc 4 .125 10/19/27 2,964,929
350,000 JPMorgan Chase & Co 3 .200 06/15/26 349,464
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,322,112
4,400,000 JPMorgan Chase & Co 5 .140 01/24/31 4,480,526
4,250,000 JPMorgan Chase & Co 5 .350 06/01/34 4,336,209
1,075,000 JPMorgan Chase & Co 6 .254 10/23/34 1,155,855
6,750,000 JPMorgan Chase & Co 5 .766 04/22/35 7,030,700
8,950,000 JPMorgan Chase & Co 5 .572 04/22/36 9,222,831
3,350,000 JPMorgan Chase & Co 5 .576 07/23/36 3,392,566
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,921,622
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,285,132
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,021,901
5,625,000 (f) JPMorgan Chase & Co 6 .875 N/A 5,835,938
2,250,000 (f) JPMorgan Chase & Co 3 .650 N/A 2,239,679
4,000,000 (f),(g) Lloyds Banking Group plc 6 .750 N/A 3,978,553
4,175,000 (f) M&T Bank Corp 3 .500 N/A 4,041,896
3,000,000 (e),(g) Mizrahi Tefahot Bank Ltd, Reg S 3 .077 04/07/31 2,998,584
2,875,000 (e),(g) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 2,860,100
2,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,791,327
18,075,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 17,794,495
3,000,000 (f),(g) NatWest Group plc 8 .125 N/A 3,247,581
1,975,000 (e) NBK SPC Ltd 1 .625 09/15/27 1,943,882
3,000,000 (e),(f) NBK Tier  Financing Ltd 3 .625 N/A 2,947,114
2,275,000 PNC Financial Services Group, Inc 5 .575 01/29/36 2,322,559
5,225,000 (f) PNC Financial Services Group, Inc 3 .400 N/A 5,142,408
3,275,000 (f) PNC Financial Services Group, Inc 6 .200 N/A 3,282,271
5,000,000 Royal Bank of Canada 6 .750 08/24/85 5,018,300
3,000,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 2,936,838
3,055,000 (f) Truist Financial Corp 6 .669 N/A 3,049,620
3,000,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 2,959,417
2,000,000 US Bancorp 4 .839 02/01/34 1,976,554
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,685,526
2,600,000 Wells Fargo & Co 6 .303 10/23/29 2,707,882
7,975,000 Wells Fargo & Co 5 .605 04/23/36 8,161,038
5,000,000 (f) Wells Fargo & Co 6 .125 N/A 5,018,818
4,125,000 (f),(h) Wells Fargo & Co 7 .625 N/A 4,333,242
2,000,000 (e) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 2,005,500
700,000 (e),(f),(g) Yapi ve Kredi Bankasi AS. 8 .250 N/A 675,558
TOTAL BANKS 331,993,994
CAPITAL GOODS - 1.9%
520,000 (e) Advanced Drainage Systems, Inc 5 .375 03/01/34 506,023
2,205,000 (e) AECOM 6 .000 08/01/33 2,202,577
1,690,000 (e) Airbus SE 3 .150 04/10/27 1,670,122
975,000 (e) Albion Financing  SARL 7 .000 05/21/30 996,486
770,000 (e) Allison Transmission, Inc 5 .875 12/01/33 765,279
600,000 (e) BAE Systems plc 1 .900 02/15/31 528,766

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.9% (continued)
$ 1,050,000 Boeing Co 3 .250% 02/01/28 $ 1,029,261
1,375,000 Boeing Co 5 .705 05/01/40 1,377,162
13,650,000 Boeing Co 5 .805 05/01/50 13,195,815
915,000 (e) Carpenter Technology Corp 5 .625 03/01/34 906,572
1,160,000 (e) Chart Industries, Inc 7 .500 01/01/30 1,205,132
1,465,000 (e) Columbus McKinnon Corp 7 .125 01/31/33 1,464,326
2,450,000 Eaton Corp 4 .200 03/06/31 2,414,552
1,650,000 Eaton Corp 4 .800 03/06/36 1,629,033
400,000 (e) Esab Corp 6 .250 04/15/29 405,960
955,000 (e) Esab Corp 5 .625 04/01/31 961,694
455,000 (e) Goat Holdco LLC 6 .750 02/01/32 457,789
665,000 (e) Herc Holdings, Inc 6 .625 06/15/29 675,924
425,000 (e) Herc Holdings, Inc 7 .000 06/15/30 435,782
1,250,000 (e) Herc Holdings, Inc 5 .750 03/15/31 1,231,084
665,000 (e) Herc Holdings, Inc 7 .250 06/15/33 681,453
1,295,000 (e) Herc Holdings, Inc 6 .000 03/15/34 1,251,940
3,000,000 (e) Honeywell Aerospace, Inc 4 .950 03/16/36 2,976,609
2,725,000 (e) Honeywell Aerospace, Inc 5 .732 03/16/56 2,693,529
2,275,000 Howmet Aerospace, Inc 4 .550 11/15/32 2,245,536
2,000,000 (e) IHS Holding Ltd 7 .875 05/29/30 2,026,317
1,000,000 (e),(h) IHS Holding Ltd 8 .250 11/29/31 1,026,007
4,900,000 L3Harris Technologies, Inc 5 .400 07/31/33 5,027,368
2,365,000 (e) Lsf12 Helix Parent LLC 7 .125 02/01/33 2,276,090
595,000 (e) Masterbrand, Inc 7 .000 07/15/32 581,338
280,000 (e) MITER BRAND 6 .750 04/01/32 268,171
1,000,000 (e) Quikrete Holdings, Inc 6 .375 03/01/32 1,014,003
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,431,319
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 987,389
3,250,000 Raytheon Technologies Corp 6 .000 03/15/31 3,454,428
3,000,000 (e) Sisecam UK plc 8 .625 05/02/32 3,026,058
2,000,000 (e) Sisecam UK plc 8 .375 01/23/33 1,984,810
3,000,000 (e) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,936,380
1,665,000 (e) Standard Building Solutions, Inc 6 .250 08/01/33 1,646,278
1,575,000 (e) TransDigm, Inc 6 .875 12/15/30 1,613,821
1,470,000 (e) TransDigm, Inc 6 .000 01/15/33 1,469,175
675,000 (e) TransDigm, Inc 6 .125 07/31/34 663,891
3,000,000 (e) United Rentals North America, Inc 5 .375 11/15/33 2,917,139
725,000 (e) WESCO Distribution, Inc 7 .250 06/15/28 728,954
2,000,000 (e) WESCO Distribution, Inc 5 .250 04/15/31 1,988,062
480,000 (e) WESCO Distribution, Inc 6 .375 03/15/33 489,006
1,595,000 (e) Windsor Holdings III LLC 8 .500 06/15/30 1,652,214
TOTAL CAPITAL GOODS 85,116,624
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,125,000 (e) ADT Corp 4 .875 07/15/32 1,984,917
2,250,000 (e) Bidvest Group UK plc 6 .200 09/17/32 2,240,413
890,000 (e) CACI International, Inc 6 .375 06/15/33 905,954
590,000 (e) Clean Harbors, Inc 5 .750 10/15/33 588,555
79,128 CSC ServiceWorks East LLC 9 .107 09/04/30 80,925
855,000 (e) Garda World Security Corp 6 .500 01/15/31 866,848
735,000 (e) GFL Environmental Holdings US, Inc 5 .500 02/01/34 720,885
153,000 (e),(h) Prime Security Services Borrower LLC 5 .750 04/15/26 153,191
1,200,000 (e) Prime Security Services Borrower LLC 3 .375 08/31/27 1,167,912
395,000 (e) Science Applications International Corp 5 .875 11/01/33 385,470
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,322,670
1,675,000 Verisk Analytics, Inc 5 .250 03/15/35 1,660,671
75,000 Verisk Analytics, Inc 3 .625 05/15/50 52,326
2,575,000 Waste Management, Inc 4 .950 03/15/35 2,581,360
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,712,097
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
6,475,000 Amazon.com, Inc 4 .250 03/13/31 6,427,277
4,875,000 Amazon.com, Inc 4 .875 03/13/36 4,830,570
1,450,000 Amazon.com, Inc 5 .800 03/13/56 1,448,835

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8% (continued)
$ 2,670,000 (e) Asbury Automotive Group, Inc 4 .625% 11/15/29 $ 2,581,170
755,000 (e) Asbury Automotive Group, Inc 5 .000 02/15/32 714,994
925,000 (e) Bath & Body Works, Inc 6 .625 10/01/30 933,715
480,000 (e) Gee Automotive Holdings LLC 7 .250 03/01/31 481,470
635,000 Kohl's Corp 5 .125 05/01/31 477,926
800,000 (e) LCM Investments Holdings II LLC 4 .875 05/01/29 778,485
790,000 (e) LCM Investments Holdings II LLC 8 .250 08/01/31 820,609
2,175,000 (e) Lithia Motors, Inc 4 .625 12/15/27 2,146,221
2,500,000 (e) Macy's Retail Holdings LLC 6 .125 03/15/32 2,455,849
2,445,000 (e) Michaels Cos, Inc 8 .500 03/15/33 2,380,193
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,385,515
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,210,148
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,918,863
450,000 O'Reilly Automotive, Inc 5 .100 03/12/36 444,110
1,500,000 (e) QXO Building Products, Inc 6 .750 04/30/32 1,529,986
1,000,000 (e) Staples, Inc 10 .750 09/01/29 924,819
1,250,000 Walmart, Inc 4 .350 04/28/30 1,261,997
460,000 (e) Wand NewCo 3, Inc 7 .625 01/30/32 470,349
335,000 (e) Wayfair LLC 7 .250 10/31/29 341,963
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 35,965,064
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 850,616
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,180,744
400,000 (e) TopBuild Corp 5 .625 01/31/34 391,509
TOTAL CONSUMER DURABLES & APPAREL 2,422,869
CONSUMER SERVICES - 0.7%
1,035,000 (e) 1011778 BC ULC 6 .125 06/15/29 1,051,731
1,455,000 (e),(h) Caesars Entertainment, Inc 6 .000 10/15/32 1,338,613
2,570,000 (e) Carnival Corp 5 .750 08/01/32 2,569,164
2,000,000 (e) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,977,925
3,285,000 (e) Churchill Downs, Inc 6 .750 05/01/31 3,346,761
1,960,000 (e) Flutter Treasury Designated Activity Co 6 .375 04/29/29 1,995,349
2,990,000 (e) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,019,407
2,200,000 (e) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,999,074
1,050,000 (e) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,045,259
1,155,000 (e) Hilton Domestic Operating Co, Inc 5 .500 03/31/34 1,128,408
350,000 (e) Light & Wonder International, Inc 7 .500 09/01/31 359,205
500,000 (e) Light & Wonder International, Inc 6 .250 10/01/33 489,845
425,000 (e) Marriott Ownership Resorts, Inc 4 .500 06/15/29 402,958
1,000,000 (e) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 834,572
200,000 (e),(h) MGM China Holdings Ltd 7 .125 06/26/31 203,969
1,475,000 MGM Resorts International 6 .125 09/15/29 1,483,740
1,420,000 (e) Motion Finco Sarl 8 .375 02/15/32 1,173,119
400,000 (e) NCL Corp Ltd 5 .875 01/15/31 388,626
625,000 (e) NCL Corp Ltd 6 .250 09/15/33 606,462
1,665,000 Sands China Ltd 2 .300 03/08/27 1,625,085
1,200,000 Service Corp International 5 .750 10/15/32 1,197,692
1,980,000 (e) Six Flags Entertainment Corp 6 .625 05/01/32 1,975,244
450,000 (e) Wynn Macau Ltd 5 .625 08/26/28 441,962
1,100,000 (e) Wynn Resorts Finance LLC 6 .250 03/15/33 1,088,559
TOTAL CONSUMER SERVICES 31,742,729
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (e) Albertsons Cos, Inc 6 .500 02/15/28 3,548,894
780,000 (e) Albertsons Cos, Inc 5 .500 03/31/31 771,164
500,000 (e) Albertsons Cos, Inc 6 .250 03/15/33 503,353
1,560,000 (e) Albertsons Cos, Inc 5 .750 03/31/34 1,526,220
1,525,000 Kroger Co 5 .000 09/15/34 1,505,728
2,200,000 Kroger Co 5 .500 09/15/54 2,043,092
975,000 SYSCO Corp 5 .400 03/23/35 967,910
2,250,000 SYSCO Corp 3 .150 12/14/51 1,386,356
785,000 (e) US Foods, Inc 6 .875 09/15/28 802,314
2,375,000 Walmart, Inc 2 .500 09/22/41 1,703,143

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4% (continued)
$ 1,150,000 (h) Walmart, Inc 4 .500% 04/15/53 $ 995,188
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,753,362
ENERGY - 3.4%
2,000,000 (e) Antero Midstream Partners LP 6 .625 02/01/32 2,044,078
900,000 (e) Antero Midstream Partners LP 5 .750 10/15/33 890,016
375,000 (e) Archrock Partners LP 6 .250 04/01/28 375,000
1,580,000 (e) Archrock Partners LP 6 .625 09/01/32 1,611,055
855,000 (e) ARCHROCK SERVICES 6 .000 02/01/34 846,504
1,525,000 (e) Azule Energy Finance PLC 8 .625 01/22/33 1,533,824
4,100,000 BP Capital Markets America, Inc 5 .227 11/17/34 4,184,226
400,000 (e) Buckeye Partners LP 6 .750 02/01/30 412,804
3,750,000 Cheniere Energy Partners LP 4 .000 03/01/31 3,599,717
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,506,377
3,100,000 Cheniere Energy Partners LP 5 .550 10/30/35 3,156,880
280,000 (e) Chord Energy Corp 6 .000 10/01/30 283,716
2,000,000 (e) Chord Energy Corp 6 .750 03/15/33 2,064,884
1,750,000 (e) Civitas Resources, Inc 8 .750 07/01/31 1,829,261
1,475,000 (e) CNX Resources Corp 7 .250 03/01/32 1,519,923
1,270,000 (e) CNX Resources Corp 5 .875 03/01/34 1,236,823
335,000 (e) CVR Energy, Inc 7 .500 02/15/31 337,501
1,790,000 (e) DT Midstream, Inc 4 .125 06/15/29 1,752,339
1,490,000 (e) DT Midstream, Inc 4 .375 06/15/31 1,436,259
1,600,000 Ecopetrol S.A. 6 .875 04/29/30 1,601,534
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,021,860
300,000 Ecopetrol S.A. 8 .875 01/13/33 315,758
1,500,000 (e) Empresa Nacional del Petroleo 3 .450 09/16/31 1,359,329
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,573,808
2,340,000 Enbridge, Inc 8 .500 01/15/84 2,632,680
897,000 (e) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 861,178
1,450,000 (e) Energean Israel Finance Ltd, Reg S 8 .500 09/30/33 1,488,788
1,600,000 Energy Transfer LP 5 .350 01/15/36 1,588,888
600,000 Energy Transfer LP 5 .400 10/01/47 533,161
2,700,000 Energy Transfer LP 5 .000 05/15/50 2,240,667
2,150,000 Energy Transfer LP 5 .950 05/15/54 2,016,004
3,900,000 (f) Energy Transfer LP 7 .125 N/A 3,969,518
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,673,098
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 809,339
850,000 (e) EQT Corp 3 .125 05/15/26 848,290
708,000 EQT Corp 4 .500 01/15/29 706,344
3,650,000 Expand Energy Corp 5 .700 01/15/35 3,707,125
1,979,670 (e) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,756,239
2,750,000 (e) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,339,458
490,000 Genesis Energy LP 8 .250 01/15/29 506,315
500,000 Genesis Energy LP 7 .875 05/15/32 514,205
450,000 (e) Hilcorp Energy I LP 5 .750 02/01/29 443,705
1,000,000 (e) Hilcorp Energy I LP 6 .000 04/15/30 973,364
450,000 (e) Hilcorp Energy I LP 6 .000 02/01/31 437,369
3,000,000 (e) Hilcorp Energy I LP 8 .375 11/01/33 3,129,996
1,800,000 (e) Indika Energy Tbk PT 8 .750 05/07/29 1,778,125
1,500,000 (e) KazMunayGas National Co JSC 5 .375 04/24/30 1,515,041
2,000,000 (e),(h) KazMunayGas National Co JSC 3 .500 04/14/33 1,793,567
2,000,000 (e) Kinetik Holdings LP 6 .625 12/15/28 2,033,846
1,070,000 (e) Kodiak Gas Services LLC 7 .250 02/15/29 1,108,579
765,000 (e) Kodiak Gas Services LLC 5 .875 04/01/31 768,789
440,000 (e) Kodiak Gas Services LLC 6 .500 10/01/33 444,753
685,000 (e) Kodiak Gas Services LLC 6 .750 10/01/35 695,900
1,075,000 (e),(h) Kosmos Energy Ltd 8 .750 10/01/31 937,615
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,174,333
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,528,351
1,650,000 (h) Marathon Petroleum Corp 5 .000 09/15/54 1,382,686
400,000 (e) Matador Resources Co 6 .250 04/15/33 400,376
520,000 (e) Matador Resources Co 6 .000 04/15/34 516,712

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.4% (continued)
$ 1,500,000 (e) Medco Maple Tree Pte Ltd 8 .960% 04/27/29 $ 1,540,942
485,000 (e) Midwest Connector Capital Co LLC 4 .625 04/01/29 482,500
2,275,000 MPLX LP 2 .650 08/15/30 2,096,933
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,276,271
900,000 ONEOK, Inc 5 .700 11/01/54 821,094
1,210,000 (e) Permian Resources Operating LLC 7 .000 01/15/32 1,252,949
2,760,000 (e) Pertamina Hulu Energi PT 5 .250 05/21/30 2,766,692
2,000,000 (e) Pertamina Persero PT 2 .300 02/09/31 1,756,388
4,150,000 Petrobras Global Finance BV 6 .250 01/10/36 4,053,886
2,000,000 Petroleos Mexicanos 5 .950 01/28/31 1,912,146
3,300,000 Petroleos Mexicanos 6 .700 02/16/32 3,229,645
1,850,000 (e) Petronas Capital Ltd 5 .340 04/03/35 1,899,044
715,000 Phillips 66 Co 4 .680 02/15/45 602,174
1,500,000 (e) Raizen Fuels Finance S.A. 5 .700 01/17/35 821,250
2,675,000 (e) Saudi Arabian Oil Co 2 .250 11/24/30 2,359,152
1,568,000 (e) SIERRACOL EN AND 9 .000 11/14/30 1,560,160
705,000 (e) SM Energy Co 6 .625 04/15/34 703,008
2,235,000 (e) Sunoco LP 7 .000 05/01/29 2,292,569
1,150,000 Sunoco LP 4 .500 05/15/29 1,121,391
2,000,000 (e) Sunoco LP 4 .500 10/01/29 1,932,565
1,260,000 (e) Sunoco LP 4 .625 05/01/30 1,212,585
500,000 (e) Sunoco LP 5 .625 03/31/31 497,707
500,000 (e) Sunoco LP 5 .875 03/15/34 494,477
3,300,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 2,181,851
900,000 TotalEnergies Capital S.A. 5 .488 04/05/54 863,943
2,000,000 TransCanada Trust 5 .500 09/15/79 1,982,645
777,000 (e) Transocean, Inc 8 .750 02/15/30 808,230
1,415,000 (e) USA Compression Partners LP 7 .125 03/15/29 1,447,794
400,000 (e) USA Compression Partners LP 6 .250 10/01/33 398,742
2,000,000 (e) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,855,211
2,205,000 (e) Venture Global LNG, Inc 8 .125 06/01/28 2,255,100
3,000,000 (e) Venture Global LNG, Inc 9 .875 02/01/32 3,221,964
550,000 (e) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 565,634
635,000 (e) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 661,952
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,175,684
TOTAL ENERGY 149,852,158
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
2,050,000 Agree LP 2 .000 06/15/28 1,941,267
1,000,000 American Homes 4 Rent LP 5 .250 03/15/35 985,041
475,000 American Tower Corp 3 .375 10/15/26 472,224
1,200,000 American Tower Corp 3 .600 01/15/28 1,182,091
1,480,000 American Tower Corp 3 .800 08/15/29 1,444,542
4,100,000 American Tower Corp 2 .900 01/15/30 3,848,169
825,000 American Tower Corp 2 .100 06/15/30 742,470
1,390,000 American Tower Corp 1 .875 10/15/30 1,226,767
2,400,000 American Tower Corp 5 .400 01/31/35 2,421,701
4,025,000 American Tower Corp 5 .350 03/15/35 4,051,110
813,284 (e) CFE Fibra E 5 .875 09/23/40 789,951
2,375,000 Essential Properties LP 2 .950 07/15/31 2,139,325
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,780,599
2,475,000 Essex Portfolio LP 5 .375 04/01/35 2,495,556
1,850,000 GLP Capital LP 4 .000 01/15/30 1,775,724
3,225,000 Healthcare Realty Holdings LP 3 .500 08/01/26 3,214,181
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,469,363
3,055,000 Healthcare Realty Holdings LP 3 .100 02/15/30 2,875,431
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 479,149
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 477,369
375,000 Highwoods Realty LP 3 .875 03/01/27 372,808
725,000 Highwoods Realty LP 4 .125 03/15/28 714,599
700,000 Highwoods Realty LP 4 .200 04/15/29 680,657
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,978,493
3,845,000 (e) Iron Mountain, Inc 7 .000 02/15/29 3,918,866

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1% (continued)
$ 600,000 (e) Millrose Properties, Inc 6 .250% 09/15/32 $ 588,965
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,205,259
345,000 (e) MPT Operating Partnership LP 8 .500 02/15/32 349,765
995,000 (e) RHP Hotel Properties LP 5 .750 03/15/34 981,920
808,000 (e) Trust 2401 4 .869 01/15/30 778,007
417,000 (e) Trust Fibra Uno 4 .869 01/15/30 400,071
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 49,781,440
FINANCIAL SERVICES - 3.0%
5,050,000 AerCap Ireland Capital DAC 3 .000 10/29/28 4,861,052
1,950,000 (e) Banco BTG Pactual S.A. 5 .500 01/27/31 1,883,700
4,690,000 Block, Inc 6 .500 05/15/32 4,732,824
360,000 (e) Block, Inc 6 .000 08/15/33 354,054
75,000 Capital One Financial Corp 3 .750 03/09/27 74,559
3,940,000 (f),(h) Capital One Financial Corp 3 .950 N/A 3,883,106
617,622 (e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 574,378
1,210,000 Corebridge Financial, Inc 6 .050 09/15/33 1,264,873
1,575,000 Corebridge Financial, Inc 5 .750 01/15/34 1,615,445
3,400,000 (f),(g) Deutsche Bank AG., Reg S 8 .130 N/A 3,500,127
1,625,000 Discover Bank 3 .450 07/27/26 1,619,863
1,375,000 Discover Bank 2 .700 02/06/30 1,282,952
1,665,000 (e) Encore Capital Group, Inc 6 .625 04/15/31 1,656,675
1,705,000 (e) FirstCash, Inc 6 .875 03/01/32 1,737,767
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,199,845
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,010,160
1,050,000 Goldman Sachs Group, Inc 4 .411 04/23/39 940,358
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,204,905
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,091,088
4,200,000 (f) Goldman Sachs Group, Inc 6 .850 N/A 4,281,115
4,925,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 5,141,547
1,818,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 1,881,234
35,714 (b),(e) Hestia Re Ltd, (TSFR1M + 0.100%) 3 .640 04/22/29 17,857
925,000 Icahn Enterprises LP 5 .250 05/15/27 906,414
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,285,437
3,000,000 (e) Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,740,623
2,500,000 (e) Jane Street Group 6 .125 11/01/32 2,472,222
715,000 (e) Jane Street Group 6 .750 05/01/33 725,416
908,600 (e) Minejesa Capital BV 4 .625 08/10/30 897,261
1,000,000 (e) Minejesa Capital BV 5 .625 08/10/37 953,695
6,625,000 Morgan Stanley 3 .125 07/27/26 6,602,118
1,480,000 Morgan Stanley 3 .950 04/23/27 1,471,228
6,525,000 Morgan Stanley 4 .708 03/12/32 6,481,067
4,000,000 Morgan Stanley 5 .250 04/21/34 4,012,490
3,200,000 Morgan Stanley 5 .424 07/21/34 3,246,910
2,000,000 Morgan Stanley 5 .831 04/19/35 2,076,376
3,125,000 Morgan Stanley 5 .320 07/19/35 3,135,838
5,275,000 Morgan Stanley 5 .664 04/17/36 5,402,984
2,225,000 (e) Muthoot Finance Ltd 6 .375 04/23/29 2,211,134
1,875,000 (e) Muthoot Finance Ltd 5 .750 08/04/30 1,799,042
2,000,000 (h) Navient Corp 5 .500 03/15/29 1,833,104
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,319,599
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,119,628
2,000,000 OneMain Finance Corp 7 .125 11/15/31 1,981,593
549,000 OneMain Finance Corp 6 .500 03/15/33 524,803
350,000 (e) PennyMac Financial Services, Inc 7 .875 12/15/29 358,038
400,000 (e) PennyMac Financial Services, Inc 6 .875 05/15/32 385,997
1,200,000 (e) Perusahaan Penerbit SBSN Indonesia III 4 .500 12/01/30 1,177,536
2,375,000 (e),(h) Power Finance Corp Ltd 3 .950 04/23/30 2,294,017
1,065,000 (e) Rocket Cos, Inc 6 .125 08/01/30 1,074,827
1,125,000 (e) Rocket Cos, Inc 6 .375 08/01/33 1,137,087
2,000,000 (e) Rocket Mortgage LLC 4 .000 10/15/33 1,792,734
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,301,823
815,000 (e) Starwood Property Trust, Inc 6 .500 07/01/30 832,334

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.0% (continued)
$ 3,750,000 (f) State Street Corp 6 .700 % N/A $ 3,810,382
1,000,000 (e) SURA Asset Management S.A. 6 .350 05/13/32 1,050,210
2,100,000 (e) UBS Group AG. 3 .179 02/11/43 1,542,113
2,100,000 (e),(f),(g) UBS Group AG. 9 .250 N/A 2,365,102
800,000 (e) UWM Holdings LLC 6 .625 02/01/30 754,537
2,000,000 (e),(h) VistaJet Malta Finance plc 6 .375 02/01/30 1,727,217
665,000 (e) Walker & Dunlop, Inc 6 .625 04/01/33 650,158
800,000 (e) WEX, Inc 6 .500 03/15/33 783,657
TOTAL FINANCIAL SERVICES 133,046,235
FOOD, BEVERAGE & TOBACCO - 0.8%
7,050,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,866,509
4,240,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 3,820,969
1,700,000 (e) Arcor SAIC 7 .600 07/31/33 1,733,116
2,700,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,421,066
1,350,000 (e) Gruma SAB de C.V. 5 .390 12/09/34 1,341,496
2,500,000 (e) MARB BondCo plc 3 .950 01/29/31 2,214,118
2,450,000 (e) Mars, Inc 5 .200 03/01/35 2,473,326
2,200,000 (e) Mars, Inc 5 .650 05/01/45 2,172,536
1,750,000 (e) Mars, Inc 5 .700 05/01/55 1,706,377
4,000,000 Philip Morris International, Inc 5 .250 02/13/34 4,073,205
680,000 (e) Post Holdings, Inc 6 .250 02/15/32 687,030
2,000,000 (e) Post Holdings, Inc 6 .375 03/01/33 1,970,285
165,000 (e) Post Holdings, Inc 6 .250 10/15/34 161,569
785,000 (e) Post Holdings, Inc 6 .500 03/15/36 768,767
1,500,000 (e) Primo Water Holdings, Inc 4 .375 04/30/29 1,457,627
1,800,000 (e) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,816,096
1,305,000 (e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,291,316
TOTAL FOOD, BEVERAGE & TOBACCO 36,975,408
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,600,000 Cardinal Health, Inc 5 .750 11/15/54 1,563,012
1,250,000 (e) CHS 5 .250 05/15/30 1,178,103
430,000 (e) Concentra Escrow Issuer Corp 6 .875 07/15/32 444,562
3,375,000 CVS Health Corp 5 .450 09/15/35 3,388,124
14,375,000 CVS Health Corp 5 .050 03/25/48 12,333,786
2,000,000 (e) DaVita, Inc 4 .625 06/01/30 1,923,030
2,000,000 (e) DaVita, Inc 6 .875 09/01/32 2,048,854
1,845,000 (e) DaVita, Inc 6 .750 07/15/33 1,876,647
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,588,901
355,000 (e) Global Medical Response, Inc 7 .375 10/01/32 368,646
9,000,000 HCA, Inc 3 .500 09/01/30 8,546,770
2,075,000 HCA, Inc 3 .625 03/15/32 1,928,289
5,200,000 HCA, Inc 6 .200 03/01/55 5,150,829
3,500,000 (e) Hologic, Inc 3 .250 02/15/29 3,493,919
1,975,000 (e) IQVIA, Inc 6 .250 06/01/32 2,005,595
1,165,000 (e) Molina Healthcare, Inc 6 .500 02/15/31 1,145,318
800,000 (e) Molina Healthcare, Inc 6 .250 01/15/33 775,672
375,000 Tenet Healthcare Corp 4 .625 06/15/28 371,643
2,380,000 Tenet Healthcare Corp 6 .125 10/01/28 2,385,532
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,424,030
850,000 (e),(h) Tenet Healthcare Corp 6 .000 11/15/33 860,069
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,249,035
950,000 UnitedHealth Group, Inc 5 .150 07/15/34 958,100
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 802,459
TOTAL HEALTH CARE EQUIPMENT & SERVICES 66,810,925
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,925,000 Haleon US Capital LLC 3 .625 03/24/32 4,627,760
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,627,760
INSURANCE - 2.0%
2,550,000 (e) Acrisure LLC 4 .250 02/15/29 2,406,791
700,000 (e) Acrisure LLC 6 .750 07/01/32 674,536
53,000 Aflac, Inc 6 .450 08/15/40 57,186
825,000 (e) Alliant Holdings Intermediate LLC 4 .250 10/15/27 808,547

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.0% (continued)
$ 4,360,000 (e) Alliant Holdings Intermediate LLC 6 .750% 04/15/28 $ 4,383,762
2,000,000 (e) Alliant Holdings Intermediate LLC 6 .500 10/01/31 1,963,895
1,250,000 Aon Corp 2 .800 05/15/30 1,163,868
1,450,000 Aon Corp 5 .350 02/28/33 1,484,982
2,375,000 (e) Ardonagh Finco Ltd 7 .750 02/15/31 2,402,828
810,000 Arthur J Gallagher & Co 5 .550 02/15/55 756,149
500,000 (e) Asurion LLC 8 .000 12/31/32 518,724
1,090,000 (e) Asurion LLC 8 .375 02/01/34 1,058,240
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,444,954
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 301,909
525,000 Brown & Brown, Inc 5 .550 06/23/35 524,303
1,690,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 1,574,306
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 7,030,856
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 209,949
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 526,777
2,755,000 (e) HUB International Ltd 7 .250 06/15/30 2,822,233
1,521,000 (e) Liberty Mutual Group, Inc 4 .569 02/01/29 1,513,190
1,750,000 (e) Liberty Mutual Group, Inc 3 .951 10/15/50 1,270,138
3,575,000 (e) Omnis Funding Trust 6 .722 05/15/55 3,614,051
3,250,000 (e) Panther Escrow Issuer LLC 7 .125 06/01/31 3,260,917
2,000,000 (e) Principal Financial Group, Inc 4 .111 02/15/28 1,981,651
500,000 Principal Financial Group, Inc 2 .125 06/15/30 451,409
2,200,000 Prudential Financial, Inc 5 .200 03/14/35 2,216,961
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,827,500
2,350,000 Prudential Financial, Inc 6 .500 03/15/54 2,407,218
3,825,000 Reinsurance Group of America, Inc 5 .750 09/15/34 3,885,509
2,350,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 2,403,606
985,000 (e) Ryan Specialty LLC 5 .875 08/01/32 973,539
900,000 (e) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 889,437
5,875,000 UnitedHealth Group, Inc 5 .625 07/15/54 5,599,309
1,500,000 (b),(e) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 1,516,350
1,850,000 (b),(e) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000 01/07/28 1,864,800
8,500,000 (b),(e) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 8,443,050
1,000,000 (b),(e) Vitality Re XVII Ltd 0 .000 01/08/30 998,600
7,000,000 (e) Wynnton Funding Trust 5 .251 08/15/35 6,881,098
TOTAL INSURANCE 87,113,128
MATERIALS - 1.4%
825,000 (e) Alpek SAB de C.V. 3 .250 02/25/31 692,174
270,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 268,569
1,200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 1,104,206
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,326,964
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,210,821
1,400,000 (e) Antofagasta plc 6 .250 05/02/34 1,461,883
950,000 (e) Antofagasta plc 5 .625 09/09/35 938,551
1,445,000 (e) Arsenal AIC Parent LLC 8 .000 10/01/30 1,504,486
400,000 (e) Avient Corp 6 .250 11/01/31 402,794
2,425,000 Ball Corp 2 .875 08/15/30 2,207,179
3,125,000 Berry Global, Inc 1 .650 01/15/27 3,059,606
1,350,000 (e) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,338,699
2,600,000 (e),(f) Cemex SAB de C.V. 7 .200 N/A 2,632,500
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,429,062
1,090,000 (e) Commercial Metals Co 6 .000 12/15/35 1,074,572
2,000,000 (e) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,875,762
4,200,000 (e) Corp Nacional del Cobre de Chile 6 .330 01/13/35 4,377,240
1,050,000 (e) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,106,519
2,500,000 (e) Klabin Austria GmbH 5 .750 04/03/29 2,509,750
2,000,000 (e) Kraton Corp 5 .000 07/15/27 2,015,500
725,000 (e) LD Celulose International GmbH 7 .950 01/26/32 745,061
2,000,000 (e) Mineral Resources Ltd 8 .000 11/01/27 2,025,538
1,325,000 (e) Mineral Resources Ltd 9 .250 10/01/28 1,372,862
120,000 (e) Mineral Resources Ltd 7 .000 04/01/31 122,630
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,343,033

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.4% (continued)
$ 1,000,000 (e) OCP S.A. 6 .100% 04/30/30 $ 1,015,674
1,100,000 (e) OCP S.A. 3 .750 06/23/31 999,291
1,075,000 (e) OCP S.A. 6 .750 05/02/34 1,118,341
855,000 (e) Olin Corp 6 .625 04/01/33 836,383
1,150,000 (e) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,130,220
1,665,000 (e) Qnity Electronics, Inc 5 .750 08/15/32 1,666,983
535,000 (e) Qnity Electronics, Inc 6 .250 08/15/33 540,958
1,000,000 Sasol Financing USA LLC 5 .500 03/18/31 901,975
2,675,000 (e),(i) Sasol Financing USA LLC 8 .750 04/10/33 2,659,218
670,000 (e) Sealed Air Corp 6 .125 02/01/28 678,396
600,000 (e) Sealed Air Corp 7 .250 02/15/31 629,175
1,280,000 (e) Sealed Air Corp 6 .500 07/15/32 1,342,668
345,000 (e) Solstice Advanced Materials, Inc 5 .625 09/30/33 340,185
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,319,132
2,580,000 Suzano Netherlands BV 5 .500 01/15/36 2,496,150
2,100,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 1,915,523
820,000 (e) Volcan Cia Minera SAA 8 .500 10/28/32 831,398
TOTAL MATERIALS 62,567,631
MEDIA & ENTERTAINMENT - 1.4%
8,325,000 Alphabet, Inc 4 .100 02/15/31 8,267,150
1,846,000 (e) CCO Holdings LLC 5 .125 05/01/27 1,843,912
1,800,000 (e) CCO Holdings LLC 4 .500 08/15/30 1,682,062
1,265,000 (e) CCO Holdings LLC 7 .000 02/01/33 1,268,484
1,760,000 (e) CCO Holdings LLC 7 .375 02/01/36 1,752,690
4,550,000 Charter Communications Operating LLC 6 .550 06/01/34 4,723,600
1,750,000 Charter Communications Operating LLC 5 .850 12/01/35 1,721,277
335,000 (e) DIRECTV Financing LLC 10 .000 02/15/31 341,978
985,000 (e) DIRECTV Holdings LLC 5 .875 08/15/27 983,962
1,200,000 (e) Gray Media, Inc 7 .250 08/15/33 1,209,205
1,800,000 (e) Gray Television, Inc 10 .500 07/15/29 1,912,771
1,000,000 Grupo Televisa SAB 6 .125 01/31/46 709,630
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,240,092
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,964,259
1,000,000 Lamar Media Corp 4 .000 02/15/30 954,243
825,000 Lamar Media Corp 3 .625 01/15/31 763,441
1,145,000 (e) McGraw-Hill Education, Inc 7 .375 09/01/31 1,166,511
4,725,000 Meta Platforms, Inc 4 .875 11/15/35 4,635,421
4,625,000 Meta Platforms, Inc 5 .625 11/15/55 4,335,430
670,000 (e) Neptune Bidco US, Inc 9 .500 02/15/33 650,060
3,155,000 (e) Nexstar Media, Inc 6 .500 09/15/33 3,179,038
1,385,000 (e),(i) Nexstar Media, Inc 7 .250 04/15/34 1,389,123
2,000,000 (e),(i) OAK-Eagle Acquireco, Inc 7 .250 07/01/33 2,072,189
665,000 (e),(i) OAK-Eagle Acquireco, Inc 8 .750 07/01/34 696,183
2,725,000 (e) Sirius XM Radio, Inc 4 .000 07/15/28 2,630,336
1,575,000 (e) Sirius XM Radio, Inc 4 .125 07/01/30 1,474,715
500,000 (e),(h) Sirius XM Radio, Inc 3 .875 09/01/31 453,959
3,000,000 (e) Sunrise FinCo I BV 4 .875 07/15/31 2,856,120
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,114,670
475,000 Time Warner Cable LLC 4 .500 09/15/42 356,700
1,275,000 (e) Univision Communications, Inc 4 .500 05/01/29 1,197,852
1,000,000 (e) VZ Secured Financing BV 5 .000 01/15/32 857,196
1,413,000 (e) Ziff Davis, Inc 4 .625 10/15/30 1,332,271
TOTAL MEDIA & ENTERTAINMENT 62,736,530
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
2,350,000 Amgen, Inc 4 .850 02/19/36 2,308,947
11,800,000 Amgen, Inc 5 .650 03/02/53 11,428,798
3,300,000 Augusta SpinCo Corp 4 .656 03/23/31 3,284,878
1,500,000 (e) Avantor Funding, Inc 4 .625 07/15/28 1,464,020
2,040,000 (e) Avantor Funding, Inc 3 .875 11/01/29 1,913,914
780,000 (e) BioMarin Pharmaceutical, Inc 5 .500 01/31/34 767,954
600,000 Gilead Sciences, Inc 2 .600 10/01/40 434,276
1,200,000 Novartis Capital Corp 5 .700 03/18/56 1,208,561

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7% (continued)
$ 2,000,000 (e) Organon Finance  LLC 4 .125% 04/30/28 $ 1,940,707
3,150,000 (e) Organon Finance  LLC 5 .125 04/30/31 2,567,218
1,178,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 1,166,289
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 28,485,562
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (e) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,852,671
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,373,757
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,471,525
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,697,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
3,900,000 Broadcom, Inc 4 .600 07/15/30 3,919,402
3,000,000 Broadcom, Inc 3 .469 04/15/34 2,701,315
2,350,000 Broadcom, Inc 4 .800 10/15/34 2,314,413
8,558,000 (e) Broadcom, Inc 4 .926 05/15/37 8,300,602
725,000 Broadcom, Inc 5 .700 01/15/56 721,240
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,220,118
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,177,090
SOFTWARE & SERVICES - 0.9%
1,600,000 Accenture Capital, Inc 4 .500 10/04/34 1,546,960
3,000,000 (e) Ahead DB Holdings LLC 6 .625 05/01/28 2,934,415
9,650,000 AppLovin Corp 5 .125 12/01/29 9,705,992
800,000 (e) ASGN, Inc 4 .625 05/15/28 774,471
570,000 (e) Fair Isaac Corp 6 .000 05/15/33 559,296
2,270,000 (e) Gen Digital, Inc 6 .750 09/30/27 2,272,297
170,000 (e) Gen Digital, Inc 6 .250 04/01/33 165,260
1,149,000 Microsoft Corp 2 .525 06/01/50 688,946
565,000 (e) Open Text Corp 6 .900 12/01/27 579,904
2,830,000 (e) Open Text Corp 3 .875 12/01/29 2,529,042
550,000 (e) Open Text Holdings, Inc 4 .125 02/15/30 491,440
3,850,000 Oracle Corp 4 .450 09/26/30 3,710,173
2,425,000 Oracle Corp 5 .200 09/26/35 2,274,638
6,550,000 Oracle Corp 5 .700 02/04/36 6,297,748
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,243,696
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,659,041
TOTAL SOFTWARE & SERVICES 39,433,319
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
2,325,000 Alphabet, Inc 3 .700 02/15/29 2,305,018
1,000,000 Apple, Inc 3 .850 05/04/43 826,713
640,000 Apple, Inc 4 .650 02/23/46 575,179
4,125,000 (e) Imola Merger Corp 4 .750 05/15/29 4,009,226
1,500,000 (e),(h) Lenovo Group Ltd 3 .421 11/02/30 1,416,047
975,000 (e) Sensata Technologies BV 4 .000 04/15/29 940,836
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,073,019
TELECOMMUNICATION SERVICES - 2.2%
955,000 (e) APLD ComputeCo 2 LLC 6 .750 03/15/31 948,047
7,325,000 AT&T, Inc 4 .900 11/01/35 7,145,925
23,520,000 AT&T, Inc 3 .550 09/15/55 15,296,520
3,855,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,945,666
450,000 (e) Black Pearl Compute LLC 6 .125 02/15/31 458,009
1,665,000 (e) C&W Senior Finance Ltd 9 .000 01/15/33 1,681,916
1,225,000 (e) CT Trust 5 .125 02/03/32 1,142,178
735,000 (e) Iliad Holding SAS 7 .000 04/15/32 735,881
893,000 (e) Iliad Holding SASU 7 .000 10/15/28 898,762
865,000 (e) Iliad Holding SASU 8 .500 04/15/31 905,061
1,200,000 (e) Level 3 Financing, Inc 6 .875 06/30/33 1,221,985
2,160,000 (e) Level 3 Financing, Inc 7 .000 03/31/34 2,210,945
1,000,000 (e) Level 3 Financing, Inc 8 .500 01/15/36 1,043,412
1,362,000 (e) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,433,505
1,025,000 (e) Millicom International Cellular S.A. 7 .375 04/02/32 1,037,750
220,000 (e) Sable International Finance Ltd 7 .125 10/15/32 217,310
1,650,000 (e) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,661,550
2,075,000 (e) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 2,023,763

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.2% (continued)
$ 1,950,000 (e) STC SUKUK CO II Ltd 4 .489% 01/15/31 $ 1,902,954
970,000 (e) SV RNO Property Owner  LLC 5 .875 03/01/31 958,838
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,423,984
3,750,000 T-Mobile USA, Inc 5 .050 07/15/33 3,775,971
750,000 T-Mobile USA, Inc 3 .000 02/15/41 548,344
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 1,963,439
3,425,000 T-Mobile USA, Inc 5 .875 11/15/55 3,339,907
3,825,000 (e) Turk Telekomunikasyon AS. 6 .950 10/07/32 3,724,809
1,990,000 (e) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,026,606
4,000,000 Verizon Communications, Inc 4 .780 02/15/35 3,871,560
11,400,000 Verizon Communications, Inc 5 .250 04/02/35 11,414,058
1,125,000 Verizon Communications, Inc 5 .875 11/30/55 1,094,257
2,835,000 (e) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,439,138
6,000,000 Vodafone Group plc 5 .125 06/04/81 4,663,537
760,000 (e) Windstream Escrow LLC 8 .250 10/01/31 794,319
800,000 (e) Windstream Services LLC 7 .500 10/15/33 831,721
TOTAL TELECOMMUNICATION SERVICES 95,781,627
TRANSPORTATION - 0.7%
3,600,000 (e) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 3,158,689
1,400,000 (e) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,162,434
2,000,000 (e) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,037,780
450,000 (e) Corp Quiport S.A. 9 .000 12/15/37 483,300
2,300,000 (e) ENA Master Trust 4 .000 05/19/48 1,805,155
1,110,000 (e) Genesee & Wyoming, Inc 6 .250 04/15/32 1,123,264
2,100,000 (e) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,023,875
975,000 (e) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 965,250
581,458 (e) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 551,228
2,260,000 (e) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,239,998
3,450,000 (e) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 3,312,587
3,200,000 (e) Rumo Luxembourg Sarl 4 .200 01/18/32 2,812,000
640,000 (e) Stonepeak Nile Parent LLC 7 .250 03/15/32 665,662
3,000,000 (e) Transnet SOC Ltd 8 .250 02/06/28 3,104,791
465,000 United Airlines Holdings, Inc 5 .375 03/01/31 455,382
3,940,000 (e) XPO, Inc 6 .250 06/01/28 3,988,730
TOTAL TRANSPORTATION 29,890,125
UTILITIES - 3.3%
2,030,000 (e) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,780,108
350,000 AEP Transmission Co LLC 4 .000 12/01/46 275,074
700,000 Alabama Power Co 4 .150 08/15/44 569,664
2,942,596 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 2,237,043
3,000,000 Ameren Illinois Co 4 .950 06/01/33 3,014,788
525,000 American Water Capital Corp 3 .000 12/01/26 520,689
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,808,953
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,471,763
500,000 American Water Capital Corp 4 .000 12/01/46 386,284
900,000 American Water Capital Corp 3 .750 09/01/47 669,634
875,000 American Water Capital Corp 5 .700 09/01/55 856,088
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,704,982
250,000 Atmos Energy Corp 4 .125 10/15/44 206,769
3,450,000 Atmos Energy Corp 5 .000 12/15/54 3,057,434
1,325,000 Baltimore Gas and Electric Co 3 .750 08/15/47 989,991
1,150,000 (e) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,175,530
850,000 (e) California Buyer Ltd 6 .375 02/15/32 830,513
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 660,994
1,100,000 CenterPoint Energy Houston Electric LLC 4 .850 04/01/36 1,077,222
525,000 (e) Clearway Energy Operating LLC 4 .750 03/15/28 517,995
940,000 (e) Clearway Energy Operating LLC 5 .750 01/15/34 923,738
3,000,000 CMS Energy Corp 6 .500 06/01/55 3,054,105
900,000 (e) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 922,500
1,975,000 (e) Comision Federal de Electricidad 0 .000 01/28/34 1,913,973
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 993,572
740,000 Consumers Energy Co 2 .650 08/15/52 442,531

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.3% (continued)
$ 1,750,000 Consumers Energy Co 4 .200% 09/01/52 $ 1,382,895
1,411,125 (e) Continuum Green Energy India Pvt 7 .500 06/26/33 1,392,115
725,000 (e) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 733,149
3,025,000 Dominion Energy, Inc 7 .000 06/01/54 3,199,512
1,325,000 Dominion Energy, Inc 6 .625 05/15/55 1,345,283
750,000 DTE Electric Co 3 .650 03/01/52 542,766
1,875,000 DTE Electric Co 5 .400 04/01/53 1,787,304
1,100,000 DTE Electric Co 5 .850 05/15/55 1,107,233
1,150,000 DTE Electric Co 5 .550 03/01/56 1,111,880
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,551,143
1,500,000 (e) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,170,510
2,525,000 (e) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,343,554
2,350,000 (e) Energuate Trust 2 0 6 .350 09/15/35 2,300,793
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,260,017
3,000,000 (e) Eskom Holdings SOC Ltd 8 .450 08/10/28 3,140,100
1,900,000 Exelon Corp 6 .500 03/15/55 1,937,169
2,225,000 (e) Ferrellgas LP 5 .875 04/01/29 2,127,095
1,981,015 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 1,982,996
3,225,000 Florida Power & Light Co 4 .800 05/15/33 3,227,182
2,520,000 Florida Power & Light Co 3 .990 03/01/49 1,950,284
1,700,000 Florida Power & Light Co 5 .700 03/15/55 1,693,133
750,000 Indiana Michigan Power Co 3 .750 07/01/47 553,796
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 743,239
850,000 Indiana Michigan Power Co 5 .600 03/15/56 819,881
2,000,000 (e) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 1,960,049
775,000 MidAmerican Energy Co 3 .650 04/15/29 760,956
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,135,778
2,300,000 MPLX LP 6 .200 09/15/55 2,269,936
1,000,000 Nevada Power Co 5 .450 05/15/41 975,807
8,135,000 NiSource, Inc 1 .700 02/15/31 7,069,984
1,175,000 NiSource, Inc 5 .850 04/01/55 1,142,257
1,400,000 Northern States Power Co 3 .600 09/15/47 1,034,382
1,955,000 (e) NRG Energy, Inc 2 .450 12/02/27 1,883,183
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,352,516
1,200,000 (e) NRG Energy, Inc 6 .000 02/01/33 1,200,306
960,000 (e) NRG Energy, Inc 6 .250 11/01/34 967,653
525,000 (e) ONEOK, Inc 5 .625 01/15/28 531,728
600,000 (e) Pattern Energy Operations LP 4 .500 08/15/28 585,873
825,000 PECO Energy Co 3 .000 09/15/49 535,881
2,325,000 PECO Energy Co 2 .800 06/15/50 1,437,162
1,500,000 (e) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 1,434,020
4,000,000 PG&E Corp 7 .375 03/15/55 4,025,658
50,000 Potomac Electric Power Co 7 .900 12/15/38 61,379
550,000 Public Service Co of Colorado 4 .750 08/15/41 495,904
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,082,153
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,721,780
4,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 3,819,578
1,819,982 (e) Solar Star Funding LLC 3 .950 06/30/35 1,727,417
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 523,873
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 323,730
550,000 (e) Superior Plus LP 4 .500 03/15/29 525,756
2,815,000 (e) Talen Energy Supply LLC 8 .625 06/01/30 2,953,152
2,075,000 (e) Talen Energy Supply LLC 6 .250 02/01/34 2,051,881
1,575,000 (e) Talen Energy Supply LLC 6 .500 02/01/36 1,585,916
2,000,000 (e) TerraForm Power Operating LLC 4 .750 01/15/30 1,915,558
1,322,978 (e) UEP Penonome II S.A. 6 .500 10/01/38 1,174,275
1,575,000 Union Electric Co 5 .450 03/15/53 1,488,634
975,000 Union Electric Co 5 .125 03/15/55 883,458
8,150,000 Virginia Electric and Power Co 4 .950 03/15/36 7,944,563
775,000 Virginia Electric and Power Co 3 .800 09/15/47 577,654
4,225,000 Williams Cos, Inc 5 .150 03/15/36 4,162,101
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,505,177

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.3% (continued)
$ 850,000 Wisconsin Power and Light Co 4 .100% 10/15/44 $ 676,638
215,000 Xcel Energy, Inc 4 .800 09/15/41 189,963
TOTAL UTILITIES 146,158,635
TOTAL CORPORATE BONDS
(Cost $1,628,112,160) 1,575,799,622
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 41.2%
FOREIGN GOVERNMENT BONDS - 3.2%
1,425,000 (e) Angolan Government International Bond 9 .375 05/08/48 1,261,713
1,450,000 Argentina Republic Government International Bond 2 .500 07/09/41 964,975
900,000 (e) Bahamas Government International Bond 8 .250 06/24/36 960,147
1,780,000 (e) Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,801,678
EUR 1,575,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,518,997
1,000,000 (e) Barbados Government International Bond 8 .000 06/26/35 1,012,580
450,000 (e) Benin Government International Bond 7 .960 02/13/38 441,475
1,000,000 (e) Benin Government International Bond 8 .375 01/23/41 985,776
CLP 735,000,000 (e) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 815,944
BRL 12,300,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 1,992,329
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,709,774
950,000 Brazilian Government International Bond 6 .625 03/15/35 971,042
325,000 Brazilian Government International Bond 4 .750 01/14/50 234,455
1,050,000 Brazilian Government International Bond 7 .125 05/13/54 1,029,724
890,000 Brazilian Government International Bond 7 .250 01/12/56 871,577
EUR 875,000 Chile Government International Bond 3 .750 01/14/32 1,005,324
3,575,000 Chile Government International Bond 2 .550 01/27/32 3,161,944
1,400,000 Chile Government International Bond 3 .500 01/31/34 1,261,750
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 597,873
425,000 Colombia Government International Bond 6 .125 01/21/31 417,563
975,000 Colombia Government International Bond 3 .250 04/22/32 812,409
825,000 Colombia Government International Bond 8 .000 11/14/35 863,395
1,000,000 Colombia Government International Bond 6 .125 01/18/41 869,040
1,600,000 (e) Costa Rica Government International Bond 7 .000 04/04/44 1,684,336
600,000 (e) Dominican Republic Government International Bond 4 .875 09/23/32 552,240
3,850,000 (e) Dominican Republic Government International Bond 5 .875 01/30/60 3,213,595
1,400,000 (e) Dominican Republic International Bond 5 .300 01/21/41 1,189,720
1,450,000 (e) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,457,613
1,350,000 (e) Ecuador Government International Bond 8 .750 01/29/34 1,323,000
675,000 (e) Ecuador Government International Bond 9 .250 01/29/39 661,500
650,162 (e) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 572,260
188,000 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 147,110
1,500,000 (e) Egypt Government International Bond 7 .053 01/15/32 1,416,239
2,475,000 (e) Egypt Government International Bond 8 .500 01/31/47 2,134,600
2,250,000 (e) Egypt Government International Bond 8 .875 05/29/50 1,984,254
1,375,000 (e) Export-Import Bank of India 3 .875 02/01/28 1,358,723
2,000,000 (e) Export-Import Bank of India 2 .250 01/13/31 1,782,420
465,850 (e) Ghana Government International Bond 5 .000 07/03/29 443,583
940,600 (e) Ghana Government International Bond 5 .000 07/03/35 801,087
2,075,000 (e) Guatemala Government International Bond 3 .700 10/07/33 1,809,400
700,000 (e) Guatemala Government International Bond 4 .650 10/07/41 583,933
1,250,000 (e) Honduras Government International Bond 5 .625 06/24/30 1,235,625
2,450,000 (e) Honduras Government International Bond 8 .625 11/27/34 2,745,936
710,000 (e) Hungary Government International Bond 6 .125 05/22/28 726,448
1,250,000 (e) Hungary Government International Bond 5 .375 09/26/30 1,257,012
425,000 (e) Hungary Government International Bond 2 .125 09/22/31 360,151
750,000 (e) Hungary Government International Bond 5 .500 03/26/36 731,166
225,000 Indonesia Government International Bond 3 .550 03/31/32 208,344
875,000 Indonesia Government International Bond 5 .600 01/15/35 890,261
1,025,000 Israel Government International Bond 4 .500 01/13/31 1,003,512
2,125,000 (e) Ivory Coast Government International Bond 8 .075 04/01/36 2,157,467
1,000,000 (e) Ivory Coast Government International Bond 6 .750 02/25/41 878,129
1,250,000 (e) Jordan Government International Bond 5 .750 11/12/32 1,202,994

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 875,000 (e) Jordan Government International Bond 7 .375% 10/10/47 $ 821,491
1,000,000 (e) Kazakhstan Government International Bond 4 .412 10/28/30 979,151
1,000,000 (e) Kazakhstan Government International Bond 5 .500 07/01/37 1,004,915
MXN 23,900,000 Mexican Bonos 7 .750 11/23/34 1,219,363
563,000 Mexico Government International Bond 5 .850 07/02/32 565,027
1,250,000 Mexico Government International Bond 5 .625 09/22/35 1,209,375
2,000,000 Mexico Government International Bond 6 .125 02/09/38 1,949,000
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,802,579
EUR 1,000,000 Mexico Government International Bond 5 .375 05/16/40 1,118,588
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,345,250
2,325,000 Mexico Government International Bond 5 .000 04/27/51 1,815,709
2,500,000 Mexico Government International Bond 6 .400 05/07/54 2,338,375
1,100,000 Mexico Government International Bond 7 .375 05/13/55 1,155,330
2,575,000 (e) Morocco Government International Bond 5 .500 12/11/42 2,361,138
525,000 (e) Morocco Government International Bond 4 .000 12/15/50 359,614
1,250,000 (e) Nigeria Government International Bond 7 .375 09/28/33 1,224,040
1,000,000 (e) Nigeria Government International Bond 10 .375 12/09/34 1,145,581
1,000,000 (e) Nigeria Government International Bond 8 .631 01/13/36 1,041,882
800,000 (e) Oman Government International Bond 6 .000 08/01/29 822,071
2,275,000 (e) Oman Government International Bond 6 .500 03/08/47 2,331,017
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,360,200
500,000 (e) Paraguay Government International Bond 6 .000 02/09/36 517,800
1,475,000 (e) Paraguay Government International Bond 5 .400 03/30/50 1,308,325
350,000 (e) Paraguay Government International Bond 6 .650 03/04/55 363,090
780,000 Peruvian Government International Bond 5 .875 08/08/54 750,945
3,040,000 Philippine Government International Bond 4 .200 03/29/47 2,423,970
1,633,633 (e) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 1,229,309
1,600,000 (e) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,473,489
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,805,180
PLN 5,425,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,494,085
3,248,000 Republic of Poland Government International Bond 5 .500 04/04/53 3,006,491
ZAR 27,050,000 Republic of South Africa Government Bond 8 .500 01/31/37 1,491,494
1,500,000 (e) Republic of South Africa Government International Bond 7 .100 11/19/36 1,532,122
ZAR 9,300,000 Republic of South Africa Government International Bond 8 .750 01/31/44 496,393
2,150,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,676,288
UGX 2,700,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 670,756
UGX 5,780,000,000 Republic of Uganda Government Bonds 15 .800 06/23/39 1,511,682
UZS 5,990,000,000 (e) Republic of Uzbekistan International Bond 16 .625 05/29/27 518,155
1,000,000 (e) Republic of Uzbekistan International Bond 3 .700 11/25/30 908,894
750,000 (e) Romanian Government International Bond 5 .875 01/30/29 755,174
RON 5,900,000 Romanian Government International Bond 8 .000 04/29/30 1,381,227
2,100,000 (e) Romanian Government International Bond 5 .750 03/24/35 1,985,492
1,500,000 (e) Romanian Government International Bond 5 .750 07/04/36 1,390,865
1,425,000 (e) Romanian Government International Bond 4 .000 02/14/51 917,575
3,150,000 (e) Rwanda International Government Bond 5 .500 08/09/31 2,815,921
2,050,000 (e) Saudi Government International Bond 5 .000 01/16/34 2,039,354
1,500,000 (e) Saudi Government International Bond 4 .875 01/12/36 1,460,610
2,000,000 (e) Saudi Government International Bond 3 .750 01/21/55 1,354,968
1,425,000 (e) Senegal Government International Bond 6 .750 03/13/48 721,022
1,225,000 (e) Serbia Government International Bond 2 .125 12/01/30 1,056,450
1,400,000 (e) Serbia Government International Bond 6 .500 09/26/33 1,460,861
2,400,000 State of Israel, Reg S 3 .800 05/13/60 1,552,865
EUR 850,000 Turkiye Government International Bond 5 .200 08/17/31 980,652
1,000,000 Turkiye Government International Bond 7 .125 07/17/32 994,103
1,425,000 Turkiye Government International Bond 6 .300 03/14/33 1,347,812
1,575,000 Turkiye Government International Bond 7 .625 05/15/34 1,602,319
280,000 (e) Ukraine Government International Bond 4 .500 02/01/29 196,000
410,057 (e) Ukraine Government International Bond 0 .000 02/01/35 187,806
83,380 (e) Ukraine Government International Bond 0 .000 02/01/36 38,105
UYU 18,000,000 Uruguay Government International Bond 8 .000 10/29/35 450,033

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 619,602 (e) Zambia Government International Bond 5 .750% 06/30/33 $ 580,816
TOTAL FOREIGN GOVERNMENT BONDS 141,492,336
MORTGAGE BACKED - 21.4%
24,180 Alternative Loan Trust 5 .000 12/25/56 3,895
1,332,638 (b),(e) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 1,146,574
1,048,375 (b),(e) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 1,043,182
194,688 (b) CHL Mortgage Pass-Through Trust 5 .236 11/20/34 188,824
12,214 CHL Mortgage Pass-Through Trust 5 .250 09/25/35 11,874
77,500 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 5 .500 07/25/35 76,643
29,842,363 (b),(e) Citigroup Mortgage Loan Trust 0 .153 02/25/52 260,867
3,345,027 (b),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 45,799
4,645,870 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .762 03/25/42 4,712,380
3,650,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14 .823 03/25/42 3,932,441
5,665,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .312 06/25/42 5,890,009
3,565,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .262 07/25/42 3,672,731
1,525,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 1,576,618
1,370,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 05/25/43 1,426,996
800,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .012 05/25/43 855,852
2,025,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 2,101,380
425,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 10 .512 06/25/43 472,574
2,165,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 2,256,163
7,060,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .562 07/25/43 7,612,692
2,170,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 10/25/43 2,263,915
3,625,000 (e) DataBank Issuer 5 .811 02/25/56 3,602,313
9 Fannie Mae Pool 7 .000 05/01/26 9
142 Fannie Mae Pool 7 .500 01/01/29 143
124 Fannie Mae Pool 7 .500 02/01/30 126
496,184 Fannie Mae Pool 3 .500 05/01/32 489,399
61,185 Fannie Mae Pool 7 .000 07/01/32 64,250
13,602 Fannie Mae Pool 7 .000 07/01/32 14,284
16,301 Fannie Mae Pool 4 .500 10/01/33 16,189
806,427 Fannie Mae Pool 5 .000 05/01/35 812,994
488,048 Fannie Mae Pool 5 .000 10/01/35 492,425
370,772 Fannie Mae Pool 5 .000 02/01/36 374,251
426,090 Fannie Mae Pool 5 .500 11/01/38 438,806
4,048,468 Fannie Mae Pool 3 .000 05/01/40 3,758,343
1,329,061 Fannie Mae Pool 3 .500 05/01/40 1,267,000
130,819 Fannie Mae Pool 5 .000 09/01/40 132,212
248,575 Fannie Mae Pool 5 .000 05/01/41 251,211
1,731,606 Fannie Mae Pool 4 .000 09/01/42 1,679,877
441,674 Fannie Mae Pool 4 .500 02/01/44 436,286
117,775 Fannie Mae Pool 4 .500 03/01/44 116,436
4,288,168 Fannie Mae Pool 4 .000 05/01/44 4,165,257
429,150 Fannie Mae Pool 4 .500 06/01/44 423,914
1,231,454 Fannie Mae Pool 4 .500 10/01/44 1,213,388
338,356 Fannie Mae Pool 5 .000 11/01/44 341,951
349,501 Fannie Mae Pool 4 .000 01/01/45 339,053
119,457 Fannie Mae Pool 4 .500 03/01/45 117,704
953,854 Fannie Mae Pool 3 .500 05/01/45 900,512
447,959 Fannie Mae Pool 3 .500 01/01/46 421,316
303,592 Fannie Mae Pool 4 .000 04/01/46 293,390
212,755 Fannie Mae Pool 3 .500 06/01/46 199,639
2,442,515 Fannie Mae Pool 3 .500 07/01/46 2,292,764
2,971,277 Fannie Mae Pool 3 .500 07/01/46 2,798,264
59,228 Fannie Mae Pool 3 .000 08/01/46 53,391
1,227,216 Fannie Mae Pool 3 .000 10/01/46 1,084,129
825,765 Fannie Mae Pool 3 .500 10/01/46 774,796
1,138,134 Fannie Mae Pool 4 .500 05/01/47 1,126,373
868,484 Fannie Mae Pool 3 .500 11/01/47 816,897
7,311,554 Fannie Mae Pool 3 .500 01/01/48 6,836,514
3,916,248 Fannie Mae Pool 4 .500 01/01/48 3,852,318
763,072 Fannie Mae Pool 4 .500 02/01/48 750,656

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,491,843 Fannie Mae Pool 4 .500% 05/01/48 $ 2,451,038
1,669,870 Fannie Mae Pool 4 .500 05/01/48 1,642,267
2,593,430 Fannie Mae Pool 3 .000 09/01/51 2,317,889
354,644 Fannie Mae Pool 2 .500 12/01/51 301,299
389,319 Fannie Mae Pool 3 .000 02/01/52 342,787
8,902,507 Fannie Mae Pool 3 .500 02/01/52 8,264,924
553,389 Fannie Mae Pool 2 .500 04/01/52 467,443
6,165,750 Fannie Mae Pool 3 .000 04/01/52 5,484,769
3,361,018 Fannie Mae Pool 3 .000 04/01/52 2,958,819
2,347,481 Fannie Mae Pool 3 .000 05/01/52 2,086,010
21,693,992 Fannie Mae Pool 4 .000 05/01/52 20,540,322
1,771,089 Fannie Mae Pool 3 .500 06/01/52 1,625,799
8,937,313 Fannie Mae Pool 4 .000 06/01/52 8,470,593
2,527,045 Fannie Mae Pool 4 .500 06/01/52 2,451,181
17,775,374 Fannie Mae Pool 4 .000 07/01/52 16,797,489
2,358,493 Fannie Mae Pool 4 .500 07/01/52 2,287,445
1,514,374 Fannie Mae Pool 4 .500 07/01/52 1,467,347
5,668,244 Fannie Mae Pool 4 .000 08/01/52 5,351,615
14,999,985 Fannie Mae Pool 4 .500 08/01/52 14,534,238
20,578,512 Fannie Mae Pool 5 .000 08/01/52 20,399,454
48,437,479 Fannie Mae Pool 4 .000 09/01/52 45,907,904
59,650,418 Fannie Mae Pool 4 .500 09/01/52 57,822,697
14,488,552 Fannie Mae Pool 5 .000 09/01/52 14,361,739
15,181,140 Fannie Mae Pool 4 .500 10/01/52 14,725,363
7,242,141 Fannie Mae Pool 5 .000 10/01/52 7,180,982
4,405,205 Fannie Mae Pool 4 .000 11/01/52 4,164,042
6,698,966 Fannie Mae Pool 4 .500 11/01/52 6,491,642
4,290,781 Fannie Mae Pool 4 .500 12/01/52 4,157,992
4,475,582 Fannie Mae Pool 5 .500 12/01/52 4,520,037
122,723 Fannie Mae Pool 5 .000 01/01/53 121,693
11,269,037 Fannie Mae Pool 5 .000 02/01/53 11,168,667
6,574,395 Fannie Mae Pool 5 .500 02/01/53 6,630,993
26,379,485 Fannie Mae Pool 5 .000 04/01/53 26,141,821
4,225,943 Fannie Mae Pool 5 .000 05/01/53 4,187,652
2,291,810 Fannie Mae Pool 5 .000 06/01/53 2,275,399
14,921,457 Fannie Mae Pool 5 .500 06/01/53 15,045,358
13,359,454 Fannie Mae Pool 5 .000 08/01/53 13,221,891
4,661,049 Fannie Mae Pool 5 .500 08/01/53 4,697,616
34,128,399 Fannie Mae Pool 5 .500 10/01/53 34,380,503
3,030,236 Fannie Mae Pool 5 .500 04/01/54 3,047,064
30,133,665 Fannie Mae Pool 5 .500 05/01/54 30,301,012
41,969,313 Fannie Mae Pool 5 .500 10/01/54 42,187,440
241,901 (b) Fannie Mae REMIC Trust 2 .238 12/25/42 93,272
1,478,684 (b) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .174 09/25/43 145,583
2,620,725 Fannie Mae REMICS 3 .500 02/25/48 2,342,380
1,825,643 Fannie Mae REMICS 4 .000 07/25/48 1,727,740
4,222,263 Fannie Mae REMICS 2 .000 08/25/50 522,480
3,994,905 Fannie Mae REMICS 2 .000 10/25/50 2,812,125
10,285,231 Fannie Mae REMICS 2 .500 11/25/50 1,406,661
3,618,075 Fannie Mae REMICS 3 .000 12/25/50 613,364
67,752 Fannie Mae REMICS 3 .000 02/25/51 12,926
4,255,891 Fannie Mae REMICS 2 .500 11/25/51 450,240
6,713,930 Fannie Mae REMICS 3 .500 04/25/52 5,219,278
1,615,708 Fannie Mae REMICS 4 .000 05/25/52 1,312,489
4,319,631 Fannie Mae REMICS 4 .500 07/25/52 3,860,341
2,546,703 Fannie Mae REMICS 4 .500 08/25/52 2,221,964
1,915,373 Fannie Mae REMICS 4 .000 09/25/52 1,689,227
2,226,910 Fannie Mae REMICS 4 .000 09/25/52 1,972,401
1,860,675 Fannie Mae REMICS 4 .500 10/25/52 1,769,585
2,123,978 Fannie Mae REMICS 4 .500 10/25/52 2,037,663
3,461,837 Fannie Mae REMICS 5 .500 11/25/52 3,503,040
918,588 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 777,640

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,979,587 (b),(e) Flagstar Mortgage Trust 3 .000% 12/30/51 $ 1,703,196
214 Freddie Mac Gold Pool 8 .000 01/01/31 217
57,417 Freddie Mac Gold Pool 7 .000 12/01/33 60,357
10,982 Freddie Mac Gold Pool 4 .500 10/01/34 10,861
9,491 Freddie Mac Gold Pool 7 .000 05/01/35 9,978
620,963 Freddie Mac Gold Pool 5 .000 06/01/36 627,429
300,870 Freddie Mac Gold Pool 4 .500 10/01/44 295,043
48,049 Freddie Mac Gold Pool 4 .500 11/01/44 47,118
96,075 Freddie Mac Gold Pool 4 .500 11/01/44 94,784
49,302 Freddie Mac Gold Pool 4 .500 12/01/44 48,347
47,331 Freddie Mac Gold Pool 4 .500 12/01/44 46,415
412,831 Freddie Mac Gold Pool 3 .500 04/01/45 390,224
1,470,723 Freddie Mac Gold Pool 3 .500 08/01/45 1,390,188
832,786 Freddie Mac Gold Pool 3 .500 10/01/45 785,095
834,489 Freddie Mac Gold Pool 4 .500 06/01/47 823,273
907,032 Freddie Mac Gold Pool 4 .000 09/01/47 873,151
1,081,216 Freddie Mac Gold Pool 3 .500 12/01/47 1,015,239
5,832,969 Freddie Mac Gold Pool 4 .500 08/01/48 5,745,858
2,092,461 Freddie Mac Pool 3 .000 11/01/49 1,875,025
4,452,883 Freddie Mac Pool 3 .000 11/01/51 4,009,113
2,831,992 Freddie Mac Pool 3 .000 11/01/51 2,529,884
528,347 Freddie Mac Pool 3 .000 11/01/51 477,885
812,747 Freddie Mac Pool 3 .000 11/01/51 732,675
2,493,430 Freddie Mac Pool 3 .000 02/01/52 2,195,718
3,377,587 Freddie Mac Pool 3 .000 03/01/52 2,973,847
446,164 Freddie Mac Pool 2 .500 04/01/52 378,331
2,542,015 Freddie Mac Pool 4 .000 04/01/52 2,410,200
7,139,998 Freddie Mac Pool 3 .000 05/01/52 6,285,588
431,377 Freddie Mac Pool 3 .000 06/01/52 381,551
27,895 Freddie Mac Pool 3 .000 06/01/52 24,557
5,420,910 Freddie Mac Pool 4 .500 06/01/52 5,257,054
5,437,541 Freddie Mac Pool 4 .500 07/01/52 5,271,497
5,301,307 Freddie Mac Pool 4 .500 07/01/52 5,141,066
6,988,100 Freddie Mac Pool 5 .000 06/01/53 6,924,782
319,885 Freddie Mac Pool 5 .000 08/01/53 316,735
10,966,693 Freddie Mac Pool 5 .500 08/01/53 11,046,027
3,901,012 Freddie Mac REMICS 3 .500 01/15/47 3,548,740
621,788 Freddie Mac REMICS 4 .000 10/15/47 585,082
1,133,734 Freddie Mac REMICS 4 .000 11/15/47 1,074,951
3,064,156 Freddie Mac REMICS 4 .000 01/15/48 2,904,673
3,354,293 Freddie Mac REMICS 4 .000 03/15/48 3,177,966
902,663 Freddie Mac REMICS 4 .000 04/15/48 855,122
3,105,274 Freddie Mac REMICS 4 .000 04/15/48 2,936,503
2,224,081 (b) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .861 06/15/48 2,026,269
1,581,063 (b) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .781 10/15/48 1,375,977
3,158,452 Freddie Mac REMICS 2 .000 09/25/50 2,162,322
1,879,774 Freddie Mac REMICS 2 .000 09/25/50 229,454
2,981,136 Freddie Mac REMICS 3 .000 10/25/50 2,162,864
12,484,033 Freddie Mac REMICS 2 .500 02/25/51 2,092,185
1,551,299 Freddie Mac REMICS 4 .000 08/25/52 1,381,409
2,867,078 Freddie Mac REMICS 4 .500 10/25/52 2,677,879
3,516,117 Freddie Mac REMICS 5 .500 11/25/52 3,581,693
4,425,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .762 01/25/42 4,592,612
890,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 911,447
4,982,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13 .788 02/25/42 5,246,978
1,890,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 9.750%) 15 .087 04/25/42 2,027,634
5,470,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .162 06/25/42 5,677,741
5,065,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7 .662 07/25/42 5,224,120
1,485,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .362 09/25/42 1,532,289
510,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 527,615
285,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .912 04/25/43 296,051
1,795,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .162 05/25/43 1,875,351

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 12,859 (b),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .789% 02/25/48 $ 12,600
226,398 (b),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 221,723
219,003 (b),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 213,951
2,138,383 (b),(e) GCAT Trust 3 .000 12/25/51 1,839,821
15,073 Ginnie Mae I Pool 5 .000 02/15/33 15,114
48,199 Ginnie Mae I Pool 5 .000 09/15/33 48,800
2,540,179 Ginnie Mae I Pool 3 .700 10/15/33 2,467,659
5,822 Ginnie Mae I Pool 5 .500 04/15/34 5,867
7,539 Ginnie Mae I Pool 5 .000 04/15/38 7,659
2,383,627 Ginnie Mae II Pool 2 .500 02/20/52 2,004,891
4,937,026 Ginnie Mae II Pool 3 .500 07/20/52 4,565,382
3,714,414 Ginnie Mae II Pool 4 .000 08/20/52 3,510,700
10,133,348 Ginnie Mae II Pool 4 .500 08/20/52 9,869,464
6,833,427 Ginnie Mae II Pool 4 .000 09/20/52 6,465,849
1,608,764 Ginnie Mae II Pool 4 .500 03/20/53 1,564,532
5,604,606 Government National Mortgage Association 5 .000 01/20/40 1,090,494
2,594,994 Government National Mortgage Association 4 .500 03/20/40 439,917
4,199,737 Government National Mortgage Association 5 .000 03/20/40 775,754
2,878,388 Government National Mortgage Association 2 .500 12/20/43 2,576,905
1,019,598 Government National Mortgage Association 3 .000 03/20/45 912,656
1,345,422 Government National Mortgage Association 4 .000 06/20/46 141,783
1,487,169 Government National Mortgage Association 5 .000 09/20/46 270,522
5,738,610 Government National Mortgage Association 3 .000 11/20/51 4,182,446
8,160,569 Government National Mortgage Association 3 .000 12/20/51 6,048,082
5,340,660 Government National Mortgage Association 3 .000 01/20/52 4,037,546
6,752,986 Government National Mortgage Association 3 .000 02/20/52 4,681,947
4,758,269 Government National Mortgage Association 4 .000 04/20/52 3,967,444
4,130,309 Government National Mortgage Association 5 .000 04/20/52 739,318
2,431,140 Government National Mortgage Association 4 .000 07/20/52 2,048,558
3,864,839 Government National Mortgage Association 4 .500 09/20/52 3,563,041
3,774,011 Government National Mortgage Association 4 .500 09/20/52 3,478,684
3,118,679 Government National Mortgage Association 4 .500 09/20/52 3,000,538
2,161,669 Government National Mortgage Association 4 .500 09/20/52 1,918,903
2,544,013 Government National Mortgage Association 4 .500 02/20/53 2,388,448
2,273,956 Government National Mortgage Association 5 .500 02/20/53 2,268,028
3,013,904 (b) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .277 05/20/53 231,319
11,427,132 (b) Government National Mortgage Association, (SOFR30A + 26.100%) 10 .123 07/20/53 12,249,295
2,301,724 (b) Government National Mortgage Association, (SOFR30A + 23.205%) 8 .881 08/20/53 2,516,509
33,552,201 (b),(e) GS Mortgage-Backed Securities Corp Trust 0 .147 08/25/51 273,098
6,155,492 (b),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,079,378
3,528,906 (b),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,916,194
1,176,723 (b),(e) GS Mortgage-Backed Securities Trust 2 .821 05/28/52 985,969
3,165,276 (b),(e) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 2,723,338
102,585 GSR Mortgage Loan Trust 6 .000 01/25/35 99,470
42,074 (b) Impac CMB Trust, (TSFR1M + 0.774%) 4 .453 03/25/35 39,982
4,810,000 (b),(e) Imperial Fund Mortgage Trust 2 .383 06/25/56 3,870,864
1,583,255 (e) Imperial Fund Mortgage Trust 4 .638 03/25/67 1,511,676
273,071 (b),(e) J.P. Morgan Mortgage Trust 3 .241 10/25/52 224,477
1,400,000 John Deere Owner Trust 2026 3 .870 08/15/30 1,391,687
80,809 (b) JP Morgan Mortgage Trust 6 .307 11/25/33 80,786
152,251 (b),(e) JP Morgan Mortgage Trust 3 .500 05/25/47 138,691
271,126 (b),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 244,389
79,249 (b),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 73,879
9,099,750 (b),(e) JP Morgan Mortgage Trust 0 .125 06/25/51 55,454
16,220,404 (b),(e) JP Morgan Mortgage Trust 0 .104 11/25/51 92,417
1,934,639 (b),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 1,599,893
16,864,121 (b),(e) JP Morgan Mortgage Trust 0 .112 12/25/51 101,714
2,252,245 (b),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 1,861,195
400,247 (b),(e) JP Morgan Mortgage Trust 2 .836 12/25/51 326,046
3,280,263 (b),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 2,723,002
3,747,209 (b),(e) JP Morgan Mortgage Trust 0 .500 04/25/52 109,199
2,003,052 (b),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 1,717,961

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,281,953 (b),(e) JP Morgan Mortgage Trust 3 .344% 04/25/52 $ 1,085,897
974,819 (b),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 803,236
4,840,601 (b),(e) JP Morgan Mortgage Trust 2 .500 06/25/52 4,000,143
680,997 (b),(e) JP Morgan Mortgage Trust 3 .000 06/25/52 591,440
7,232,468 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 68,402
5,198,580 (b),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 4,295,967
5,203,009 (b),(e) JP Morgan Mortgage Trust 3 .250 07/25/52 4,644,095
5,360,210 (b),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 4,611,548
990,283 (b),(e) JP Morgan Mortgage Trust 3 .094 08/25/52 804,988
3,451,333 (b),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 2,969,284
1,932,600 (b),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 1,659,056
3,053,633 (b),(e) JP Morgan Mortgage Trust 3 .000 04/25/53 2,627,131
862,840 (b),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 843,029
1,207,976 (b),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 1,198,596
2,135,000 (b),(e) LEX Trust, (TSFR1M + 1.350%) 5 .000 03/15/43 2,129,013
1,250,000 (b),(e) LEX Trust, (TSFR1M + 1.700%) 5 .350 03/15/43 1,243,883
2,868,160 (b),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,371,889
2,345,313 (b),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,110,072
2,308,070 (b),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,908,710
495,000 (b),(e) Morgan Stanley Residential Mortgage Loan Trust 5 .500 04/25/56 490,881
2,180,000 (e) NMEF Funding LLC 5 .220 02/15/34 2,161,676
2,132,164 (b),(e) OBX 3 .000 01/25/52 1,834,364
2,700,000 (b),(e) OBX Trust 2 .451 05/25/61 1,764,120
5,000,000 (b),(e) PLYM Commercial Mortgage Trust, (TSFR1M + 2.150%) 5 .800 03/15/43 4,962,602
1,160,000 (b),(e) PMT Loan Trust 5 .500 02/25/57 1,162,673
2,870,000 (b),(e),(i) PMT Loan Trust 6 .000 03/25/57 2,889,171
1,002,460 (b),(e) RCKT Mortgage Trust 3 .007 09/25/51 813,037
5,299,647 (b),(e) RCKT Mortgage Trust 2 .500 02/25/52 4,382,661
2,170,707 (b),(e) RCKT Mortgage Trust 3 .000 05/25/52 1,867,632
154,211 (b),(e) RCKT Mortgage Trust 3 .185 05/25/52 129,946
70,413 (b),(e) Sequoia Mortgage Trust 4 .000 06/25/49 66,520
470,646 (b),(e) Sequoia Mortgage Trust 3 .500 12/25/49 424,258
2,025,391 (b),(e) Sequoia Mortgage Trust 2 .500 06/25/51 1,672,465
7,249,799 (b),(e) Sequoia Mortgage Trust 4 .000 11/25/55 6,702,291
2,273,152 (b),(e) Sequoia Mortgage Trust 5 .500 02/25/56 2,256,476
2,472,000 (b),(e) Sequoia Mortgage Trust 6 .125 04/25/56 2,444,826
205,588 (b),(e) Shellpoint Co-Originator Trust 3 .500 10/25/47 190,337
6,660,000 (e) VB-S1 Issuer LLC 4 .693 03/15/56 6,543,749
13,031,000 (b),(e) Verus Securitization Trust 3 .288 11/25/66 10,532,224
1,035,108 (b),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 891,554
7,140,035 (b),(e) Wells Fargo Mortgage Backed Securities Trust 3 .300 08/25/51 6,040,154
TOTAL MORTGAGE BACKED 947,428,962
MUNICIPAL BONDS - 0.1%
3,836,182 (e) Virgin Islands Water & Power Authority-Electric System 10 .250 07/01/26 3,837,220
TOTAL MUNICIPAL BONDS 3,837,220
U.S. TREASURY SECURITIES - 16.5%
38,651,000 United States Treasury Note 3 .875 03/31/28 38,708,373
34,225,000 United States Treasury Note 3 .500 03/15/29 33,922,858
79,842,000 United States Treasury Note 3 .750 01/31/31 79,162,096
63,783,000 United States Treasury Note 3 .875 03/31/31 63,578,695
2,175,000 United States Treasury Note 4 .375 01/31/32 2,212,043
2,231,000 United States Treasury Note 4 .125 05/31/32 2,236,839
4,926,000 United States Treasury Note 4 .000 07/31/32 4,901,178
275,000 United States Treasury Note 3 .875 08/31/32 271,552
41,332,000 United States Treasury Note 4 .250 03/31/33 41,616,157
47,481,000 United States Treasury Note 4 .125 02/15/36 46,739,109
6,425,000 United States Treasury Note 4 .625 11/15/44 6,216,940
1,085,000 United States Treasury Note 4 .750 02/15/45 1,066,097
5,300,000 United States Treasury Note 5 .000 05/15/45 5,368,941
26,656,000 (h) United States Treasury Note 4 .625 02/15/46 25,698,050
75,645,000 United States Treasury Note 4 .625 11/15/55 72,276,434
100,000 United States Treasury Note/Bond 3 .500 04/30/30 98,477

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 300 United States Treasury Note/Bond 4 .250% 02/28/31 $ 304
30,500,000 United States Treasury Note/Bond 1 .750 08/15/41 20,390,918
14,775,000 United States Treasury Note/Bond 2 .000 11/15/41 10,217,836
1,823,000 United States Treasury Note/Bond 3 .250 05/15/42 1,502,123
211,155,000 United States Treasury Note/Bond 4 .125 08/15/44 191,579,875
135,110,000 (j) United States Treasury Note/Bond 2 .250 02/15/52 81,424,886
TOTAL U.S. TREASURY SECURITIES 729,189,781
TOTAL GOVERNMENT BONDS
(Cost $1,922,909,506) 1,821,948,299
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.5%
2,377,000 (k) Nuveen Securitized Income ETF 59,849,532
1,982,716 (h),(k) Nuveen Ultra Short Income ETF 50,113,147
TOTAL INVESTMENT COMPANIES
(Cost $109,800,020) 109,962,679
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 851,888
139,125 Morgan Stanley 3,460,039
TOTAL FINANCIAL SERVICES 4,311,927
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,311,927
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.1%
ASSET BACKED - 4.3%
617,520 (e) AASET Trust, Series 2020 1A 6 .413 01/16/40 617,111
1,967,653 (e) Apollo Aviation Securitization, Series 2021 2A 2 .798 01/15/47 1,859,674
5,000,000 (e) Applebee's Funding LLC / IHOP Funding LLC, Series 6 .720 06/07/55 5,001,111
1,350,000 BANK, Series 2019 BN18 3 .977 05/15/62 1,189,641
2,550,000 BANK, Series 2025 BNK51 5 .290 12/25/67 2,592,325
4,000,000 BANK, Series 2025 BNK51 5 .544 12/25/67 4,064,228
2,000,000 BANK5, Series 2025 5YR19 5 .270 12/15/58 2,044,461
2,000,000 BANK5, Series 2025 5YR19 5 .611 12/15/58 2,049,220
2,700,000 (b),(e) BLP Commercial Mortgage Trust, (TSFR1M + 2.050%), Series 2025 IND2 5 .723 12/15/42 2,705,643
4,000,000 (b),(e) BOCA Commercial Mortgage Trust, (TSFR1M + 1.600%), Series 2025 BOCA 5 .273 12/15/42 4,009,073
446,671 (e) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 445,079
1,356,949 (e) British Airways Pass Through Trust, Series 2020 A 3 .800 09/20/31 1,324,150
5,100,000 (e) Capital Automotive REIT, Series 2020 1A 4 .520 02/15/50 5,033,206
3,119,148 (e) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 3,082,017
2,434,375 (e) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 2,327,225
2,500,000 (e) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4 .690 12/15/50 2,363,961
12,657 (b) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .454 07/25/36 12,629
6,451,318 (b),(e) CBRE Realty Finance, Series 2007 1A 4 .497 04/07/52 645
2,742 Centex Home Equity, Series 2002 A 5 .540 01/25/32 2,737
6,296,164 (e) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 3,872,136
2,806,290 (e) CF Hippolyta LLC, Series 2020 1 2 .600 07/15/60 1,781,899
9,938,711 (e) CF Hippolyta LLC, Series 2021 1A 1 .530 03/15/61 7,994,446
8,482,028 (e) CF Hippolyta LLC, Series 2021 1A 1 .980 03/15/61 5,167,097
2,000,000 (b),(e) CIFC Funding, (TSFR3M + 1.550%), Series 2021 2A 5 .222 01/15/39 2,000,480
5,500,000 (e) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 5,527,099
5,000,000 (e) Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025 4A 5 .522 12/20/55 5,029,828
17,571 Countrywide Asset-Backed Certificates (Step Bond), Series 2002 S4 5 .216 10/25/27 15,287
8,850,000 (e) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 8,744,641
3,038,750 (e) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 3,003,305
2,274,063 (e) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 2,238,582
2,776,750 (e) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 2,614,311
8,200,000 (e) Domino's Pizza Master Issuer LLC, Series 2025 1A 4 .930 07/25/55 8,166,022
3,250,000 (b),(e) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), Series 2024 1A 7 .268 04/18/37 3,250,163

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 3,850,000 (e) EWC Master Issuer LLC, Series 2022 1A 5 .500% 03/15/52 $ 3,820,290
3,000,000 (b),(e) GSJP Trust, (TSFR1M + 1.500%), Series 2025 BEDS 5 .173 12/15/42 2,985,723
156,114 (e) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 143,635
312,229 (e) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 294,953
6,550,000 (e) HIFI A2, Series 2022 1A 3 .939 02/01/62 6,493,322
11,478 (b) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 11,357
567,612 (e) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 563,333
4,023,069 (e) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 3,942,470
2,800,663 (c),(e) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,513,483
4,875,000 (e) Jersey Mike's Funding LLC, Series 2026 1A 4 .952 02/15/56 4,808,235
880,054 (c),(e) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 889,679
3,250,000 (e) LIGHTPATH FIBER ISSUER LLC, Series 2026 1A 6 .170 03/25/56 3,240,991
5,000,000 (e) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 4,993,460
1,188,443 (e) Lunar Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 1,157,073
56,319 Mid-State Capital Corp Trust, Series 2005 1 5 .745 01/15/40 56,251
403,455 (e) MVW LLC, Series 2021 2A 2 .230 05/20/39 383,856
1,000,000 (e) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 4 .230 01/20/51 480,000
4,995,833 (e) OHS Issuer LLC, Series 2026 1 6 .000 02/25/61 4,898,025
6,000,000 (e) Oportun Issuance Trust, Series 2025 B 6 .450 05/09/33 6,011,557
1,600,000 (e) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 1,599,425
600,000 (e) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 566,734
4,930,000 (e) QTS Issuer ABS I LLC, Series 2025 1A 5 .439 05/25/55 4,875,115
2,500,000 (e) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 2,443,280
1,000,000 (e) Sotheby's Artfi Master Trust, Series 2026 1A 6 .800 06/20/33 998,557
1,424,794 (e) START Ireland, Series 2019 1 5 .095 03/15/44 1,425,007
72,924 (b) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .693 09/25/34 70,155
4,563,713 (e) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 4,460,879
4,833,900 (e) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 4,471,919
3,104,511 United Airlines Pass Through Trust, Series 2018 1 3 .700 03/01/30 2,982,641
2,715,000 (e) Uniti Fiber Abs Issuer LLC, Series 2025 2A 5 .177 01/20/56 2,706,616
3,300,000 (e) UNITK A2, Series 2026 1A 5 .219 02/25/56 3,290,599
1,096,961 (e) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 1,075,421
5,528,726 (e) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,113,359
1,977,247 (e) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 1,969,355
5,000,000 (e) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 5,045,754
2,250,000 (e) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 2,296,278
TOTAL ASSET BACKED 193,208,219
OTHER MORTGAGE BACKED - 10.8%
124,223 (b),(e) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 115,689
2,000,000 (b),(e) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .423 06/15/35 1,995,326
4,500,000 (b),(e) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 5 .673 06/15/35 4,490,446
2,500,000 (b),(e) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 6 .673 06/15/35 2,497,452
1,895,000 (b),(e) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,897,977
3,000,000 (b),(e) ARES Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 GCP 4 .923 02/15/43 2,991,208
3,000,000 (b),(e) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .023 02/15/42 2,996,079
2,406,469 (b) BANK, Series 2017 BNK8 3 .945 11/15/50 2,229,639
3,000,000 (e) BANK, Series 2019 BN21 2 .500 10/17/52 2,229,446
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 935,546
1,000,000 BANK, Series 2019 BN23 3 .455 12/15/52 881,091
2,000,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,764,310
1,750,000 BANK, Series 2024 BNK48 5 .053 10/15/57 1,756,386
1,696,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,603,323
1,760,000 (b) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,843,448
4,500,000 (b),(e) BBCMS Mortgage Trust, Series 2018 CHRS 4 .267 08/05/38 3,911,459
6,500,000 (e) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 6,303,640
2,000,000 (e) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 1,903,912
2,500,000 (b),(e) BBCMS Trust, Series 2015 SRCH 4 .957 08/10/35 2,324,182
1,791,968 (b) Benchmark, Series 2018 B4 4 .311 07/15/51 1,731,179
1,769,000 (b),(e) Benchmark Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 1,488,160
2,800,000 (b),(e) Benchmark Mortgage Trust, Series 2020 IG3 3 .099 09/15/48 2,296,151
5,000,000 (b),(e) Benchmark Mortgage Trust, Series 2020 IG3 3 .536 09/15/48 4,893,161
2,500,000 (b) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 2,425,264

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,240,000 (b) Benchmark Mortgage Trust, Series 2018 B2 4 .292% 02/15/51 $ 2,113,376
3,035,000 (b) Benchmark Mortgage Trust, Series 2018 B3 4 .553 04/10/51 2,534,336
2,000,000 Benchmark Mortgage Trust, Series 2018 B8 4 .232 01/15/52 1,968,134
1,754,258 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,673,062
1,200,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 1,122,971
1,000,000 (b) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 996,605
6,500,000 (b) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 4,763,197
2,000,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 1,794,990
2,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 2,022,929
3,675,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 3,839,097
3,915,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,203,769
2,000,000 (b) Benchmark Mortgage Trust, Series 2019 B14 3 .761 12/15/62 1,422,646
1,500,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,238,445
2,000,000 (b),(e) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 8 .552 10/15/41 1,996,449
1,125,000 (b),(e) BX Commercial Mortgage Trust, (TSFR1M + 1.200%), Series 2026 XL6 4 .873 03/15/43 1,123,734
1,760,000 (b),(e) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .223 12/15/42 1,764,278
2,000,000 (b),(e) BXP Trust, Series 2021 601L 2 .775 01/15/44 1,642,288
2,250,000 (b) Cantor Commercial Real Estate Lending, Series 2019 CF1 4 .352 05/15/52 1,872,357
1,800,000 (b) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,462,752
1,000,000 (b) CD Mortgage Trust, Series 2016 CD2 3 .967 11/10/49 600,215
1,400,000 (b) CD Mortgage Trust, Series 2017 CD3 4 .557 02/10/50 520,989
4,000,000 (b),(e) Century Plaza Towers, Series 2019 CPT 2 .997 11/13/39 3,493,752
215,206 (b),(e) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 214,018
8,750,000 (b),(e) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 8,138,163
5,250,000 (b) CFCRE Commercial Mortgage Trust, Series 2016 C6 3 .502 11/10/49 5,147,418
152,808 (b),(e) CIM Trust, Series 2021 J2 2 .672 04/25/51 125,829
2,250,000 (b),(e) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6 .400 10/15/37 2,253,678
486,533 (b),(e) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .599 07/10/47 467,607
1,298,413 (b) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 1,254,185
1,650,000 (b) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .975 04/10/48 1,477,575
1,526,861 Citigroup Commercial Mortgage Trust, Series 2016 GC37 4 .233 04/10/49 1,504,611
3,500,000 (b) Citigroup Commercial Mortgage Trust, Series 2016 P3 4 .271 04/15/49 3,427,669
2,000,000 (b) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 1,961,514
1,670,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 1,536,810
2,000,000 (b),(e) COLT Mortgage Loan Trust, Series 2025 11 5 .952 11/25/70 1,991,544
3,287,000 (b),(e) COLT Mortgage Loan Trust, Series 2025 12 5 .681 01/26/71 3,240,250
2,874,490 (b),(e) COMM Mortgage Trust, Series 2013 LC13 5 .012 08/10/46 2,699,365
2,746,617 (b) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,716,581
2,901,749 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,875,053
5,150,000 (b),(e) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 3,167,250
2,500,000 (e) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,463,250
2,600,000 (b),(e) COMM Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 2,068,950
3,340,500 (b) COMM Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 3,088,292
2,500,000 (b) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 2,311,226
2,056,030 (b) COMM Mortgage Trust, Series 2015 CR24 4 .140 08/10/48 2,011,034
3,175,000 (b) COMM Mortgage Trust, Series 2015 CR26 4 .613 10/10/48 2,997,324
2,000,000 (b) COMM Mortgage Trust, Series 2018 COR3 4 .300 05/10/51 1,872,976
3,500,000 (b) COMM Mortgage Trust, Series 2018 COR3 4 .471 05/10/51 3,006,257
2,475,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .662 04/25/42 2,511,239
2,500,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%), Series 2022 R05 10 .662 04/25/42 2,636,475
15,060,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 15,476,463
6,005,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .412 09/25/42 6,301,684
9,681,000 (b),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 10,072,215
1 Countrywide Alternative Loan Trust, Series OA8 4 .030 07/25/46 0
1,799,583 (b),(e) CSMC, Series 2021 NQM1 2 .130 05/25/65 1,408,680
1,546,125 (e) DB Master Finance LLC, Series 2025 1A 4 .891 08/20/55 1,531,395
5,065,000 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 5,026,886
2,425,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 2,169,816
3,000,000 (b),(e) EFMT, Series 2025 NQM5 5 .770 11/25/70 2,983,956
1,731,661 (e) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 1,752,756
735,743 (b),(e) Flagstar Mortgage Trust, Series 2017 2 3 .963 10/25/47 672,120
21,023 (b),(e) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 19,756

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,121,657 (b),(e) Flagstar Mortgage Trust, Series 2021 2 2 .500% 04/25/51 $ 926,908
1,492,819 (b),(e) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 1,234,557
2,479,556 (b),(e) Flagstar Mortgage Trust, Series 2021 5INV 2 .500 07/25/51 2,050,524
988,435 (b),(e) Flagstar Mortgage Trust, Series 2021 5INV 3 .335 07/25/51 816,871
345,170 (b),(e) Flagstar Mortgage Trust, Series 2021 7 2 .921 08/25/51 284,600
6,962,347 (b),(e) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 5,990,261
1,271,173 (b),(e) Flagstar Mortgage Trust, Series 2021 10IN 3 .496 10/25/51 1,054,642
540,000 (b),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 563,667
2,250,000 (b) GS Mortgage Securities Trust, Series 2016 GS3 3 .956 10/10/49 2,193,815
4,500,000 (b) GS Mortgage Securities Trust, Series 2016 GS4 3 .908 11/10/49 4,237,918
1,000,000 (b) GS Mortgage Securities Trust, Series 2017 GS5 3 .826 03/10/50 956,060
2,000,000 (e) GS Mortgage Securities Trust, Series 2017 GS7 3 .000 08/10/50 1,712,625
1,500,000 (b) GS Mortgage Securities Trust, Series 2018 GS10 4 .384 07/10/51 1,473,129
3,800,000 (b) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 3,683,273
1,500,000 (b) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,388,218
1,000,000 (b) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 898,311
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 2,635,426
84,732 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 79,584
200,187 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 173,150
13,265,509 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .227 03/27/51 172,921
378,476 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 327,498
1,153,734 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 954,077
4,589,659 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,792,772
3,161,690 (b),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 2,720,096
249,942 (b),(e) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .602 05/25/50 221,566
393,261 (b),(e) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .088 11/25/51 334,108
496,983 (b),(e) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .019 12/25/51 413,654
7,369,209 (b),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 6,089,718
3,551,078 (b),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,934,516
1,411,918 (b),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .722 01/25/52 1,150,060
973,307 (b),(e) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .241 06/25/52 808,754
1,808,321 (b),(e) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 1,558,663
3,234,253 (b),(e) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 2,782,685
2,276,560 (b),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 1,962,854
4,214,357 (b),(e) GS Mortgage-Backed Securities Trust, Series 2022 LTV2 4 .363 12/25/52 3,803,900
1,980,343 (b),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 1,703,451
2,885,063 (b),(e) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 2,574,317
415,496 (b),(e) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 418,405
1,450,000 (b),(e) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .173 07/15/40 1,450,688
3,000,000 (b),(e) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 2,997,030
151,180 (e) GSMPS Mortgage Loan Trust, Series 2005 RP2 7 .500 03/25/35 150,763
126,825 (e) GSMPS Mortgage Loan Trust, Series 2005 RP3 7 .500 09/25/35 127,762
7,130,000 (b),(e) Houston Galleria Mall Trust, Series 2025 HGLR 5 .462 02/05/45 7,299,529
5,500,000 (b),(e) HTL Commercial Mortgage Trust, Series 2024 T53 7 .088 05/10/39 5,553,540
2,250,000 (b),(e) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .443 07/10/39 2,077,094
1,000,000 (b),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 897,157
3,325,000 (b),(e) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 3,372,304
2,000,000 (b),(e) ILPT Commercial Mortgage Trust, Series 2025 LPF2 8 .199 07/13/42 2,044,439
322,776 (b),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 309,735
440,000 (b),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 416,820
2,000,000 (b),(e) IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 2,017,893
3,500,000 (b),(e) IP Mortgage Trust, Series 2025 IP 5 .540 06/10/42 3,531,993
294,113 (b),(e) J.P. Morgan Mortgage Trust, Series 2022 5 2 .951 09/25/52 235,768
21,444 (b) JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%), Series 2007 S1 4 .353 04/25/47 20,652
84,524 (b),(e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 3 .984 01/15/46 81,640
2,500,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .065 01/16/37 2,036,804
1,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .267 01/16/37 689,970
926,269 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 923,316
557,836 (b),(e) JP Morgan Mortgage Trust, (RFUCCT1M - 0.000%), Series 2015 1 5 .013 12/25/44 551,271
53,282 (b),(e) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 49,840
241,855 (b),(e) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 224,555
555,259 (b),(e) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 506,728

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 801,950 (b),(e) JP Morgan Mortgage Trust, Series 2018 5 3 .500% 10/25/48 $ 722,381
553,754 (b),(e) JP Morgan Mortgage Trust, Series 2017 5 4 .702 10/26/48 550,377
99,273 (b),(e) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 93,503
144,346 (b),(e) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 135,056
2,167,429 (b),(e) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 1,956,136
10,772,158 (b),(e) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 78,239
7,542,237 (b),(e) JP Morgan Mortgage Trust, Series 2021 4 0 .128 08/25/51 53,393
930,239 (b),(e) JP Morgan Mortgage Trust, Series 2021 4 2 .878 08/25/51 761,233
14,581,900 (b),(e) JP Morgan Mortgage Trust, Series 2021 6 0 .130 10/25/51 105,563
2,607,563 (b),(e) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,157,424
4,008,789 (b),(e) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 93,412
873,118 (b),(e) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 719,843
786,896 (b),(e) JP Morgan Mortgage Trust, Series 2021 INV4 3 .202 01/25/52 641,693
931,197 (b),(e) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 767,474
612,119 (b),(e) JP Morgan Mortgage Trust, Series 2022 INV1 3 .290 03/25/52 512,897
1,403,571 (b),(e) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,159,874
893,163 (b),(e) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 772,993
269,089 (b),(e) JP Morgan Mortgage Trust, Series 2021 INV8 3 .276 05/25/52 225,819
1,352,049 (b),(e) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,163,276
1,879,624 (b),(e) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 1,617,776
3,468,081 (b),(e) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 3,090,167
2,644,559 (b),(e) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,272,981
792,755 (b),(e) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 728,473
1,042,418 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 1,029,789
1,100,000 (b) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .514 09/15/47 1,075,948
1,599,067 (b) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .537 09/15/47 1,582,017
1,550,000 (b) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .537 09/15/47 1,505,515
5,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .634 02/15/48 4,671,737
1,246,948 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 1,235,415
5,500,000 (b) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .323 08/15/48 5,191,732
873,988 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .274 12/15/48 859,138
2,500,000 (b),(e) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .438 03/17/49 2,353,906
2,800,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 2,306,291
1,401,563 (b),(e) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 4 .973 03/15/42 1,398,055
297,664 MASTR Alternative Loan Trust, Series 2004 1 7 .000 01/25/34 304,834
7,800,000 (e) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 7,866,931
1,250,000 (b),(e) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .168 05/18/42 1,252,888
1,000,000 (b),(e) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .373 07/15/42 996,730
2,750,000 (b) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 2,711,770
2,000,000 (b),(e) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 1,951,923
757,308 (b),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 681,265
2,156,162 (b),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 1,979,982
1,500,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,035,000
9,507,202 (b),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 9,245,508
3,000,000 (b),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE 7 .252 07/15/36 2,374,753
4,500,000 (b),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .002 07/15/36 3,241,504
802,631 (b),(e) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .514 03/25/52 654,621
29,043 (b) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .273 02/25/36 29,044
3,465,000 (b),(e) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,466,684
5,000,000 (b),(e) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .512 08/15/29 5,014,848
4,386,901 (b),(e) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,625,218
179,650 (b),(e) OBX Trust, Series 2022 J2 3 .409 08/25/52 153,792
3,329,831 (b),(e) OBX Trust, Series 2022 INV5 4 .000 10/25/52 3,059,828
1,289,099 (b),(e) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,065,277
882,276 (b),(e) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 840,614
6,000,000 (e) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 5,548,486
2,000,000 (b),(e) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .555 07/15/39 2,025,608
1,500,000 (b),(e) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 4 .667 07/15/38 1,421,822
3,172,625 (b),(e) Provident Funding Mortgage Trust, Series 2021 J1 2 .634 10/25/51 2,695,121
563,481 (b),(e) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 463,860
1,165,715 (b),(e) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 1,040,535
124,017 (b),(e) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 115,249

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 158,348 (b),(e) Sequoia Mortgage Trust, Series 2016 1 3 .500% 06/25/46 $ 146,177
443,053 (b),(e) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 404,662
936,751 (b),(e) Sequoia Mortgage Trust, Series 2017 6 3 .725 09/25/47 891,972
167,219 (b),(e) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 152,761
12,847 (b),(e) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 12,241
1,482,083 (b),(e) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,286,822
173,928 (b),(e) Sequoia Mortgage Trust, Series 2021 1 2 .656 03/25/51 145,974
2,284,283 (e) Sierra Timeshare Receivables Funding LLC, Series 2025 2A 4 .930 04/20/44 2,281,890
2,500,000 (e) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 2,151,278
5,000,000 (e) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 4,923,182
1,500,000 UBS Commercial Mortgage Trust, Series 2017 C5 3 .474 11/15/50 1,469,503
2,046,764 (b),(e) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 1,813,045
4,160 (b) Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004 RA3 5 .433 08/25/38 4,142
5,200,000 (b),(e) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .514 11/15/41 5,209,385
1,500,000 (b),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,402,866
7,500,000 (b),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.941%), Series 2025 AGLN 6 .613 07/15/37 7,490,053
1,967,323 (b) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .818 05/15/48 1,791,169
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 2,044,282
2,400,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 2,471,758
43,857 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 41,551
243,377 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 210,599
5,766,050 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,764,910
1,086,759 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 898,069
1,329,523 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 1,144,717
1,783,607 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .418 03/25/52 1,491,122
2,302,963 (b),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 2,056,144
81,899 (b),(e) WinWater Mortgage Loan Trust, Series 2014 1 3 .930 06/20/44 69,986
TOTAL OTHER MORTGAGE BACKED 476,125,041
TOTAL STRUCTURED ASSETS
(Cost $711,772,251) 669,333,260
TOTAL LONG-TERM INVESTMENTS
(Cost $4,519,238,747) 4,321,221,235
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
37,109,815 (l) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (m) 37,109,815
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $37,109,815) 37,109,815
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 1.8%
82,161,000 (n) Fixed Income Clearing Corporation 3 .660 04/01/26 82,161,000
TOTAL REPURCHASE AGREEMENT 82,161,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 04/14/26 4,993,446
5,000,000 United States Treasury Bill 0 .000 04/21/26 4,989,922
2,500,000 United States Treasury Bill 0 .000 06/09/26 2,482,776
TOTAL TREASURY DEBT 12,466,144
TOTAL SHORT-TERM INVESTMENTS
(Cost $94,627,136) 94,627,144
TOTAL INVESTMENTS - 100.7%
(Cost $4,650,975,698) 4,452,958,194
OTHER ASSETS & LIABILITIES, NET - (0.7)% (32,905,672)
NET ASSETS - 100.0% $ 4,420,052,522

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
BRL Brazilian Real
CLP Chilean Peso
ETF Exchange Traded Fund
EUR Euro
MXN Mexican Peso
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1 Month
RON Romanian Leu
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) All or a portion of these securities represent an outstanding unfunded commitment.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,407,797,802 or 31.6% of Total
Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.7% of Total Investments.
(h) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $105,329,583.
(i) When-issued or delayed delivery security.
(j) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(k) Affiliated holding
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $82,169,353 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $83,804,425.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 1,774 06/30/26  $ 194,634,601 $ 191,910,766 $ (2,723,835)

See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 4,453,777 EUR 3,788,505 JPMorgan Chase Bank NA 04/08/26 $ 73,177
$ 1,164,351 EUR 993,540 JPMorgan Chase Bank NA 04/08/26 15,533
Total  $ 88,710
Total unrealized appreciation on forward foreign currency contracts  $ 88,710
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

5–15 Year Laddered Tax Exempt Bond
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
LONG-TERM MUNICIPAL BONDS - 98.3%
ALABAMA - 1.8%
$ 1,500,000 Alabama Highway Authority 5 .000% 09/01/41 $ 1,649,754
220,000 City of Andalusia AL 4 .000 10/01/33 220,100
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 641,614
630,000 County of Mobile AL 5 .000 02/01/34 663,994
250,000 Jackson County Board of Education 3 .000 03/01/39 213,479
TOTAL ALABAMA 3,388,941
ALASKA - 0.3%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 505,430
TOTAL ALASKA 505,430
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 160,113
190,000 Pinal County Electric District No 3 5 .000 07/01/33 190,862
1,005,000 Salt River Project Agricultural Improvement & Power District 5 .000 01/01/38 1,032,821
TOTAL ARIZONA 1,383,796
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,040,122
TOTAL ARKANSAS 1,040,122
CALIFORNIA - 6.0%
800,000 California Community Choice Financing Authority 5 .000 11/01/32 854,828
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,542,304
1,095,000 California Housing Finance Agency 3 .650 09/01/34 1,059,880
315,000 California State University 5 .000 11/01/40 359,307
345,000 California State University 5 .000 11/01/41 391,251
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,719,899
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,077,719
170,000 Los Angeles Department of Water & Power Water System Revenue 5 .000 07/01/49 175,424
800,000 Sacramento City Unified School District 5 .000 08/01/39 850,296
2,425,000 State of California 4 .000 03/01/36 2,491,080
TOTAL CALIFORNIA 11,521,988
COLORADO - 0.6%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 990,955
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 250,330
TOTAL COLORADO 1,241,285
CONNECTICUT - 3.0%
765,000 Capital Region Development Authority 5 .000 06/15/33 798,862
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,029,823
330,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/30 336,737
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/32 357,781
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/33 357,382
1,540,000 State of Connecticut 3 .000 01/15/36 1,440,650
255,000 State of Connecticut 5 .000 11/15/38 277,177
200,000 State of Connecticut 5 .000 01/15/39 219,853
TOTAL CONNECTICUT 5,818,265
DISTRICT OF COLUMBIA - 1.0%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5 .000 10/01/32 1,516,745
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 307,059
TOTAL DISTRICT OF COLUMBIA 1,823,804
FLORIDA - 4.5%
2,500,000 Brevard County School District 5 .000 07/01/31 2,561,621
1,200,000 County of Miami-Dade FL Aviation Revenue 5 .500 10/01/55 1,248,834
475,000 (a) Florida Development Finance Corp 14 .000 07/15/32 98,502
750,000 Florida Development Finance Corp 4 .000 11/15/39 718,941
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,204,393
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 182,194
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 197,007
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,039,103
250,000 Palm Beach County School District 5 .000 08/01/39 268,668

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 School District of Broward County 5 .000% 07/01/31 $ 503,009
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 554,355
TOTAL FLORIDA 8,576,627
GEORGIA - 5.7%
1,000,000 Athens-Clarke County Unified Government Development Authority 5 .000 06/15/40 1,079,772
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,506,288
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 990,955
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,221,764
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,012,640
865,000 Dalton Whitfield County Joint Development Authority 5 .000 08/15/39 917,865
750,000 Gainesville & Hall County Hospital Authority 5 .000 10/15/34 839,976
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,049,666
1,250,000 Main Street Natural Gas, Inc 5 .000 12/01/32 1,309,739
TOTAL GEORGIA 10,928,665
GUAM - 0.2%
200,000 Port Authority of Guam 5 .000 07/01/29 206,211
200,000 Port Authority of Guam 5 .000 07/01/30 205,743
TOTAL GUAM 411,954
ILLINOIS - 9.1%
500,000 Chicago Housing Authority 5 .000 01/01/33 512,375
250,000 City of Chicago IL 6 .000 01/01/50 258,316
270,000 City of LeRoy IL 3 .000 12/01/35 244,626
1,750,000 County of Cook IL 5 .000 11/15/31 1,772,308
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,304,475
475,000 Illinois Finance Authority 5 .000 10/01/36 477,575
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 2,014,309
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 300,013
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 305,759
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,672,326
1,655,000 State of Illinois 4 .000 02/01/30 1,667,273
1,600,000 State of Illinois 4 .000 06/01/41 1,511,705
1,000,000 State of Illinois Sales Tax Revenue 5 .000 06/15/41 1,064,092
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,049,710
745,000 Village of Broadview IL 5 .000 12/01/33 762,061
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,015,591
500,000 Village of Matteson IL 5 .000 12/01/35 519,148
TOTAL ILLINOIS 17,451,662
INDIANA - 1.8%
1,000,000 City of Kokomo IN Sewage Works Revenue 5 .000 08/01/41 1,074,446
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,212,159
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,145,869
TOTAL INDIANA 3,432,474
IOWA - 1.4%
2,470,000 Iowa Finance Authority 5 .000 08/01/37 2,637,963
TOTAL IOWA 2,637,963
KENTUCKY - 1.4%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 200,000
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,259,942
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,259,014
TOTAL KENTUCKY 2,718,956
LOUISIANA - 0.9%
500,000 New Orleans Aviation Board 5 .000 10/01/33 518,743
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,291,121
TOTAL LOUISIANA 1,809,864
MASSACHUSETTS - 1.5%
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,655,048
750,000 Massachusetts Development Finance Agency 4 .000 07/01/45 726,569
585,000 Town of Littleton MA 4 .000 11/15/40 595,170
TOTAL MASSACHUSETTS 2,976,787
MICHIGAN - 3.9%
200,000 City of Monroe MI 4 .000 05/01/36 201,005

5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 500,000 Michigan Finance Authority 5 .000% 02/28/37 $ 536,157
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,470,956
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,287,270
TOTAL MICHIGAN 7,495,388
MINNESOTA - 1.8%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,085,500
70,000 Duluth Economic Development Authority 5 .000 02/15/33 72,101
400,000 Hawley Independent School District No 150 5 .000 02/01/38 419,959
1,500,000 Howard Lake-Waverly-Winsted Independent School District No 2687 5 .000 02/01/36 1,641,570
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 285,276
TOTAL MINNESOTA 3,504,406
MISSISSIPPI - 2.3%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,001,190
800,000 Mississippi Development Bank 4 .000 10/01/38 790,708
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,583,272
TOTAL MISSISSIPPI 4,375,170
MISSOURI - 0.2%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 466,843
TOTAL MISSOURI 466,843
NEBRASKA - 0.5%
1,000,000 Nebraska Investment Finance Authority 4 .150 09/01/40 994,686
TOTAL NEBRASKA 994,686
NEVADA - 1.1%
1,425,000 Clark County School District 4 .000 06/15/40 1,412,166
700,000 County of Clark NV 3 .125 11/01/35 665,006
TOTAL NEVADA 2,077,172
NEW JERSEY - 8.0%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,642,402
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 803,500
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,702,860
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,023,423
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/39 2,738,965
3,900,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/40 3,873,163
500,000 South Jersey Port Corp 5 .000 01/01/48 496,632
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,092,418
TOTAL NEW JERSEY 15,373,363
NEW YORK - 5.5%
650,000 City of New York NY 5 .000 08/01/39 679,561
200,000 Long Island Power Authority 3 .000 09/01/36 187,788
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 546,116
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 218,664
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,258,382
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 200,192
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4 .000 05/01/37 350,595
125,000 New York State Dormitory Authority 5 .000 07/01/38 134,980
750,000 New York State Dormitory Authority 5 .000 10/01/38 810,621
1,000,000 New York State Dormitory Authority 5 .000 10/01/39 1,074,553
535,000 New York State Dormitory Authority 5 .250 10/01/40 579,962
305,000 New York State Urban Development Corp 5 .000 03/15/38 316,498
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,362
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,097,652
715,000 New York Transportation Development Corp 5 .000 01/01/36 726,260
140,000 New York Transportation Development Corp 5 .500 06/30/39 147,681
1,250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 4 .650 10/01/50 1,228,958
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 554,871
TOTAL NEW YORK 10,488,696
NORTH CAROLINA - 3.9%
100,000 Appalachian State University 3 .000 10/01/31 99,277
1,750,000 Gastonia Housing Authority 4 .550 12/01/41 1,780,002
750,000 Gastonia Housing Authority 4 .600 11/01/44 751,619
525,000 Nash Health Care Systems 5 .000 02/01/32 571,531

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 295,000 North Carolina Housing Finance Agency 4 .000% 07/01/39 $ 290,474
815,000 North Carolina Housing Finance Agency 4 .900 07/01/43 829,586
1,350,000 North Carolina State Education Assistance Authority 5 .000 06/01/34 1,403,316
750,000 Town of Fuquay-Varina NC Combined Utilities Revenue 4 .000 06/01/45 723,086
920,000 Town of Huntersville NC 5 .000 12/01/36 1,045,769
TOTAL NORTH CAROLINA 7,494,660
OHIO - 1.6%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,044,457
200,000 City of Toledo OH 4 .000 12/01/31 204,420
1,500,000 County of Miami OH 5 .000 08/01/32 1,559,887
235,000 Jackson Milton Local School District 4 .000 06/01/31 235,199
TOTAL OHIO 3,043,963
OKLAHOMA - 2.4%
3,500,000 Cushing Educational Facilities Authority 5 .000 09/01/32 3,833,730
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 712,956
TOTAL OKLAHOMA 4,546,686
PENNSYLVANIA - 2.2%
2,000,000 Commonwealth of Pennsylvania 4 .000 08/15/40 2,016,085
725,000 Pennsylvania State University 5 .000 09/01/40 800,350
505,000 State Public School Building Authority 5 .000 10/01/34 543,317
915,000 Township of Northampton PA 4 .000 05/15/33 915,585
TOTAL PENNSYLVANIA 4,275,337
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5 .000 05/15/36 1,583,188
TOTAL RHODE ISLAND 1,583,188
TENNESSEE - 1.7%
2,000,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 01/01/38 2,034,964
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 07/01/38 1,147,688
TOTAL TENNESSEE 3,182,652
TEXAS - 12.2%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,110,567
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,798,389
2,500,000 City of McKinney TX 5 .000 08/15/39 2,738,205
1,000,000 City of Pflugerville TX 4 .000 08/01/41 978,589
1,030,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/41 1,121,279
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,058,803
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,225,082
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 396,135
1,000,000 Lower Colorado River Authority 5 .000 05/15/36 1,106,376
865,000 Port Freeport TX 5 .000 06/01/30 894,077
935,000 Port Freeport TX 5 .000 06/01/32 963,212
1,250,000 San Angelo Independent School District 5 .000 02/15/39 1,384,047
1,250,000 Spring Independent School District 5 .000 08/15/36 1,411,325
1,250,000 Tarrant County Cultural Education Facilities Finance Corp 5 .000 12/01/37 1,385,586
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,162,366
2,000,000 Texas Water Development Board 4 .000 10/15/41 1,987,971
1,370,000 University of Houston 4 .000 02/15/37 1,370,153
285,000 Williamson County Municipal Utility District No 19 4 .250 08/15/37 286,146
TOTAL TEXAS 23,378,308
UTAH - 1.3%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 493,104
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,036,514
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,033,994
TOTAL UTAH 2,563,612
VIRGINIA - 2.3%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,081,746
700,000 Virginia College Building Authority 3 .000 02/01/32 688,957
1,750,000 Virginia Commonwealth Transportation Board 5 .000 05/15/37 1,948,675
350,000 Virginia Housing Development Authority 4 .375 07/01/38 356,103

5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 400,000 Virginia Small Business Financing Authority 5 .000% 12/31/47 $ 398,528
TOTAL VIRGINIA 4,474,009
WASHINGTON - 1.5%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,593,262
1,000,000 State of Washington 5 .000 02/01/39 1,027,592
270,000 State of Washington 5 .000 06/01/39 282,093
TOTAL WASHINGTON 2,902,947
WEST VIRGINIA - 1.7%
735,000 Berkeley County Public Service District 5 .000 12/01/37 791,427
685,000 Berkeley County Public Service District 5 .000 12/01/39 730,685
500,000 Berkeley County Public Service District 5 .000 12/01/40 531,550
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,222,351
TOTAL WEST VIRGINIA 3,276,013
WISCONSIN - 3.0%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,019,913
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,016,158
1,860,000 Public Finance Authority 5 .750 12/31/65 1,899,766
755,000 State of Wisconsin 4 .000 05/01/41 757,859
1,000,000 Wisconsin Health & Educational Facilities Authority 5 .000 04/01/40 1,076,663
TOTAL WISCONSIN 5,770,359
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $189,820,426) 188,936,041
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
NEVADA - 0.0%
6,990 (b) BL TRAIN HOLDINGS WEST LLC 0 .000 11/26/35 8,737
TOTAL NEVADA 8,737
TOTAL RIGHTS/WARRANTS
(Cost $–) 8,737
TOTAL LONG-TERM INVESTMENTS
(Cost $189,820,426) 188,944,778
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
1,074,000 (c) Fixed Income Clearing Corporation 3 .660 04/01/26 1,074,000
TOTAL REPURCHASE AGREEMENT 1,074,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,074,000) 1,074,000
TOTAL INVESTMENTS - 98.9%
(Cost $190,894,426) 190,018,778
OTHER ASSETS & LIABILITIES, NET - 1.1% 2,177,430
NET ASSETS - 100.0% $ 192,196,208
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $98,502 or 0.1% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $1,074,109 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 2/29/32, valued at $1,095,484.

Consolidated Portfolio of Investments March 31, 2026
Green Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 1.9%
UTILITIES - 1.9%
$ 1,397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5.673% 12/15/27 $ 1,400,711
1,047,163 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5.700 05/30/29 1,041,273
995,000 (a) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5.668 04/30/31 991,662
TOTAL UTILITIES 3,433,646
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,428,039) 3,433,646
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 61.7%
AUTOMOBILES & COMPONENTS - 0.5%
1,000,000 Toyota Motor Credit Corp 2.150 02/13/30 918,293
TOTAL AUTOMOBILES & COMPONENTS 918,293
BANKS - 3.8%
500,000 Arab Energy Fund, Reg S 5.428 05/02/29 512,839
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4.570 08/25/30 989,748
1,000,000 Inter-American Development Bank 3.802 11/12/30 979,520
2,500,000 JPMorgan Chase & Co 6.070 10/22/27 2,523,834
1,000,000 (a),(b) KEB Hana Bank, (SOFR + 0.600%) 4.267 10/21/28 1,002,669
1,000,000 M&T Bank Corp 4.833 01/16/29 1,004,675
TOTAL BANKS 7,013,285
CAPITAL GOODS - 0.6%
1,250,000 Conservation Fund 3.474 12/15/29 1,192,743
TOTAL CAPITAL GOODS 1,192,743
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,500,000 International Bank for Reconstruction & Development 1.123 03/31/32 1,487,955
500,000 Nature Conservancy 1.511 07/01/29 456,040
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,943,995
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2.400 05/15/31 198,962
TOTAL CONSUMER DURABLES & APPAREL 198,962
CONSUMER SERVICES - 0.6%
750,000 Family Forest Impact Foundation LLC 5.500 07/01/32 737,899
500,000 Oberlin College 2.874 10/01/51 309,168
TOTAL CONSUMER SERVICES 1,047,067
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
1,000,000 (b) Alimentation Couche-Tard, Inc 3.625 05/13/51 701,036
1,000,000 SYSCO Corp 2.400 02/15/30 916,061
1,575,000 Walmart, Inc 1.800 09/22/31 1,395,288
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,012,385
ENERGY - 2.4%
800,000 (b) Amazon Conservation DAC 6.034 01/16/42 816,800
2,500,000 CIF Capital Markets Mechanism plc, Reg S 4.750 01/22/28 2,528,798
1,000,000 (b) New York State Electric & Gas Corp 5.650 08/15/28 1,026,159
TOTAL ENERGY 4,371,757
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
1,025,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 1,024,758
1,000,000 AvalonBay Communities, Inc 1.900 12/01/28 940,634
1,170,000 ERP Operating LP 4.150 12/01/28 1,164,173
1,225,000 Host Hotels & Resorts LP 5.700 07/01/34 1,237,777
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,367,342
FINANCIAL SERVICES - 6.4%
875,000 BB Blue Financing DAC 4.395 09/20/29 849,809
937,500 BB Blue Financing DAC 4.395 09/20/37 989,209
1,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 1,000,126
1,000,000 (b) GPS Blue Financing DAC 5.645 11/09/41 987,900
1,000,000 HA Sustainable Infrastructure Capital, Inc 6.375 07/01/34 1,006,621
650,000 HA Sustainable Infrastructure Capital, Inc 8.000 06/01/56 672,608

Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 6.4% (continued)
$ 1,100,000 Kreditanstalt fuer Wiederaufbau 4.375% 02/28/34 $ 1,110,936
1,000,000 Mastercard, Inc 1.900 03/15/31 889,644
2,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 1,710,968
1,000,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 967,715
285,000 (b) Starwood Property Trust, Inc 4.375 01/15/27 283,560
1,500,000 Visa, Inc 0.750 08/15/27 1,436,028
TOTAL FINANCIAL SERVICES 11,905,124
FOOD, BEVERAGE & TOBACCO - 2.0%
2,000,000 (b) Mars, Inc 4.650 04/20/31 2,013,961
1,000,000 PepsiCo, Inc 3.900 07/18/32 968,584
1,000,000 PepsiCo, Inc 2.875 10/15/49 644,817
TOTAL FOOD, BEVERAGE & TOBACCO 3,627,362
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,989,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,442,949
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,442,949
INSURANCE - 2.3%
750,000 (c) Emirates NBD Bank PJSC, Reg S 4.529 01/13/31 736,183
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5.875 05/23/42 1,021,895
EUR 600,000 (c) Pacific Life Global Funding II, Reg S 3.125 06/18/31 675,330
2,000,000 (b) USAA Capital Corp 2.125 05/01/30 1,824,679
TOTAL INSURANCE 4,258,087
MATERIALS - 3.0%
750,000 Air Products and Chemicals, Inc 4.800 03/03/33 755,621
1,000,000 Air Products and Chemicals, Inc 4.850 02/08/34 1,001,196
685,000 (b) Alcoa Nederland Holding BV 7.125 03/15/31 716,313
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6.125 04/15/32 1,021,828
900,000 Smurfit Kappa Treasury ULC 5.200 01/15/30 916,519
1,000,000 Smurfit Westrock Financing DAC 5.185 01/15/36 983,880
159,375 (b) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 159,534
TOTAL MATERIALS 5,554,891
MEDIA & ENTERTAINMENT - 0.5%
1,000,000 Alphabet, Inc 1.100 08/15/30 879,339
TOTAL MEDIA & ENTERTAINMENT 879,339
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,000,000 Pfizer, Inc 2.625 04/01/30 936,336
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 936,336
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
500,000 Preservation Of Affordable Housing, Inc 5.435 06/01/36 484,778
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 484,778
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,000,000 Apple, Inc 3.000 06/20/27 2,967,631
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,967,631
TELECOMMUNICATION SERVICES - 1.3%
1,025,000 (b) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 1,043,855
1,000,000 Verizon Communications, Inc 2.850 09/03/41 703,423
1,000,000 Verizon Communications, Inc 3.875 03/01/52 729,108
TOTAL TELECOMMUNICATION SERVICES 2,476,386
TRANSPORTATION - 1.0%
2,000,000 Norfolk Southern Corp 2.300 05/15/31 1,789,762
TOTAL TRANSPORTATION 1,789,762
UTILITIES - 28.9%
600,000 (c) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S 4.875 05/21/30 595,869
1,000,000 AES Corp 2.450 01/15/31 884,680
1,000,000 AES Corp 7.600 01/15/55 991,918
527,000 Ameren Illinois Co 2.900 06/15/51 328,366
325,000 American Water Capital Corp 5.250 03/01/35 330,226
900,000 (b) California Buyer Ltd 6.375 02/15/32 879,367
570,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 534,359
1,075,000 (b) Comision Federal de Electricidad 6.450 01/24/35 1,071,897
253,825 Consumers 2023 Securitization Funding LLC 5.550 03/01/28 255,816
787,179 (b) Continental Wind LLC 6.000 02/28/33 803,441

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 28.9% (continued)
$ 500,000 (b) ContourGlobal Power Holdings S.A. 6.750% 02/28/30 $ 505,620
1,000,000 Dominion Energy, Inc 2.250 08/15/31 881,965
2,000,000 DTE Electric Co 1.900 04/01/28 1,914,678
1,000,000 DTE Electric Co 3.950 03/01/49 773,684
1,000,000 DTE Electric Co 3.250 04/01/51 673,758
1,000,000 Duke Energy Carolinas LLC 2.850 03/15/32 910,317
1,500,000 Duke Energy Carolinas LLC 3.550 03/15/52 1,058,059
1,000,000 Duke Energy Florida LLC 2.500 12/01/29 937,261
500,000 Duke Energy Florida LLC 2.400 12/15/31 446,561
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 628,840
1,000,000 Duke Energy Progress LLC 3.450 03/15/29 978,194
1,000,000 Duke Energy Progress LLC 4.000 04/01/52 753,895
1,000,000 Georgia Power Co 3.250 04/01/26 1,000,000
350,000 (b) International Development Association 4.500 02/12/35 353,914
1,000,000 (b) Liberty Utilities Finance GP 2.050 09/15/30 897,360
1,000,000 MidAmerican Energy Co 3.100 05/01/27 990,018
500,000 MidAmerican Energy Co 2.700 08/01/52 300,600
975,000 MidAmerican Energy Co 5.850 09/15/54 978,896
1,050,000 MidAmerican Energy Co 5.300 02/01/55 973,763
2,000,000 (b) New York State Electric & Gas Corp 2.150 10/01/31 1,746,045
925,000 (b) New York State Electric & Gas Corp 5.050 08/15/35 915,120
1,016,000 (b),(d) NextEra Energy Operating Partners LP 7.250 01/15/29 1,045,633
2,000,000 (b) Niagara Mohawk Power Corp 1.960 06/27/30 1,798,920
1,000,000 Northern States Power Co 5.400 03/15/54 947,746
500,000 Northwest Natural Gas Co 3.078 12/01/51 306,462
250,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 242,417
1,000,000 Pacific Gas and Electric Co 6.700 04/01/53 1,035,084
1,000,000 PG&E Recovery Funding LLC 5.529 06/01/49 982,292
529,000 Public Service Co of Colorado 3.700 06/15/28 521,991
1,000,000 Public Service Co of Colorado 4.100 06/15/48 780,193
500,000 Public Service Co of Colorado 5.750 05/15/54 485,684
1,000,000 Public Service Co of Oklahoma 2.200 08/15/31 877,155
1,000,000 Public Service Electric and Gas Co 3.100 03/15/32 920,822
250,000 Public Service Electric and Gas Co 4.650 03/15/33 247,035
1,175,000 (b) RWE Finance US LLC 5.875 04/16/34 1,214,624
1,075,000 (b) RWE Finance US LLC 5.125 09/18/35 1,045,120
1,000,000 (b) RWE Finance US LLC 6.250 04/16/54 1,005,147
550,000 San Diego Gas & Electric Co 4.950 08/15/28 558,710
1,000,000 San Diego Gas & Electric Co 2.950 08/15/51 627,954
1,000,000 SCE Recovery Funding LLC 2.943 11/15/42 847,963
960,000 SCE Recovery Funding LLC 3.240 11/15/46 691,842
606,661 (b) Solar Star Funding LLC 3.950 06/30/35 575,806
1,069,803 (b) Solar Star Funding LLC 5.375 06/30/35 1,073,477
1,000,000 Southern California Edison Co 2.750 02/01/32 891,833
1,162,000 Southern California Edison Co 3.650 06/01/51 796,415
1,000,000 Southwestern Public Service Co 3.150 05/01/50 645,085
894,130 (b) Sweihan PV Power Co PJSC 3.625 01/31/49 712,626
843,021 (b) Topaz Solar Farms LLC 4.875 09/30/39 758,719
1,789,981 (b) Topaz Solar Farms LLC 5.750 09/30/39 1,773,263
1,000,000 Union Electric Co 2.150 03/15/32 872,627
1,000,000 Union Electric Co 2.625 03/15/51 588,406
2,000,000 (b),(e) Vistra Corp 7.000 N/A 2,002,564
1,000,000 Wisconsin Power and Light Co 3.950 09/01/32 952,865
285,000 (b) XPLR Infrastructure Operating Partners LP 7.750 04/15/34 294,334
TOTAL UTILITIES 53,415,301
TOTAL CORPORATE BONDS
(Cost $117,901,379) 113,803,775
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 20.7%
AGENCY SECURITIES - 0.4%
250,000 United States International Development Finance Corp 1.650 04/15/28 241,106

Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 125,344 United States International Development Finance Corp 1.050% 10/15/29 $ 118,731
125,344 United States International Development Finance Corp 1.790 10/15/29 120,177
125,344 United States International Development Finance Corp 2.360 10/15/29 121,340
198,549 United States International Development Finance Corp 1.630 07/15/38 164,533
TOTAL AGENCY SECURITIES 765,887
FOREIGN GOVERNMENT BONDS - 12.0%
1,000,000 African Development Bank 5.750 08/07/74 974,009
1,900,000 Arab Petroleum Investments Corp, Reg S 1.483 10/06/26 1,871,500
300,000 (b) Arab Petroleum Investments Corp 1.483 10/06/26 295,500
1,000,000 (b) Arab Petroleum Investments Corp 5.428 05/02/29 1,025,677
750,000 Asian Development Bank 3.125 09/26/28 737,887
1,000,000 Asian Infrastructure Investment Bank 4.875 09/14/26 1,004,772
500,000 Brazilian Government International Bond 5.500 02/04/33 490,800
2,500,000 (b) CDP Financial, Inc 1.000 05/26/26 2,489,088
150,000 (b) Dominican Republic International Bond 6.600 06/01/36 149,835
1,500,000 European Investment Bank 2.125 04/13/26 1,499,018
830,000 European Investment Bank 3.250 11/15/27 822,856
250,000 European Investment Bank 1.625 10/09/29 231,695
1,500,000 European Investment Bank 0.750 09/23/30 1,306,651
1,000,000 European Investment Bank 3.750 02/14/33 975,877
1,000,000 Export Development Canada 4.750 06/05/34 1,032,620
1,000,000 International Bank for Reconstruction & Development 0.000 03/31/27 959,699
500,000 (f) International Bank for Reconstruction & Development 0.000 03/31/28 492,770
1,500,000 International Bank for Reconstruction & Development 1.745 07/31/33 1,536,930
1,180,000 International Finance Corp 2.126 04/07/26 1,179,562
1,610,000 OMERS Finance Trust, Reg S 3.500 04/19/32 1,536,276
2,000,000 (b) OMERS Finance Trust 4.000 04/19/52 1,559,612
TOTAL FOREIGN GOVERNMENT BONDS 22,172,634
MORTGAGE BACKED - 0.2%
250,000 (a) Fannie Mae-Aces 1.468 11/25/30 221,564
250,000 (a) Fannie Mae-Aces 1.245 01/25/31 219,258
TOTAL MORTGAGE BACKED 440,822
MUNICIPAL BONDS - 6.9%
800,000 California Community Choice Financing Authority 5.950 08/01/29 816,730
1,000,000 California Community Choice Financing Authority 6.125 04/01/30 1,039,058
180,000 (b) California Municipal Finance Authority 6.375 11/15/48 172,378
500,000 California Statewide Communities Development Authority 2.682 02/01/39 386,623
1,000,000 City & County of San Francisco CA 3.700 06/15/26 999,714
500,000 City & County of San Francisco CA Community Facilities District No 2014-1 6.332 09/01/51 513,316
300,000 City of Cleveland OH Income Tax Revenue 3.072 10/01/41 234,678
142,958 (g) City of Fort Wayne IN 10.750 12/01/29 14
500,000 Denver City & County Housing Authority 4.125 06/01/28 501,108
290,000 Klickitat County Public Utilities 3.688 12/01/38 255,276
350,000 Maryland Economic Development Corp 5.942 05/31/57 351,284
315,000 Massachusetts Clean Energy Cooperative Corp 2.485 07/01/32 281,755
170,000 Morris County Improvement Authority 1.298 06/15/27 165,045
210,000 Mount Shasta Public Financing Authority 3.000 08/01/35 198,906
220,000 Mount Shasta Public Financing Authority 2.625 08/01/36 193,937
120,000 Mount Shasta Public Financing Authority 2.625 08/01/37 103,891
160,000 Mount Shasta Public Financing Authority 2.750 08/01/38 137,149
165,000 Mount Shasta Public Financing Authority 2.750 08/01/39 138,524
2,000,000 (a),(b) New Hampshire Business Finance Authority 3.970 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 3.840 07/01/33 850,000
240,000 (b),(f),(g) Pennsylvania Economic Development Financing Authority 10.000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5.048 11/01/27 1,014,138
750,000 Public Finance Authority 5.292 07/01/29 753,836
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4.655 10/01/27 758,594
250,000 San Jose Financing Authority 4.662 05/01/37 243,038
562,108 State of Hawaii Department of Business Economic Development & Tourism 3.242 01/01/31 554,220
TOTAL MUNICIPAL BONDS 12,663,236
U.S. TREASURY SECURITIES - 1.2%
1,984,000 (d) United States Treasury Note 4.625 02/15/46 1,912,700

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 317,000 United States Treasury Note 4.625% 11/15/55 $ 302,884
TOTAL U.S. TREASURY SECURITIES 2,215,584
TOTAL GOVERNMENT BONDS
(Cost $39,114,362) 38,258,163
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 148,600
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 148,600
UTILITIES - 0.3%
20,000 Brookfield Infrastructure Partners LP 323,000
16,000 Brookfield Renewable Partners LP 277,120
TOTAL UTILITIES 600,120
TOTAL PREFERRED STOCKS
(Cost $1,150,000) 748,720
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.2%
ASSET BACKED - 9.0%
125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 5.887 10/15/35 4,595
1,000,000 (b) Centersquare Issuer LLC, Series 2025 3A 5.000 08/25/55 954,042
434,179 (b) EnFin Residential Solar Receivables Trust, Series 2024 2A 5.980 09/20/55 401,775
60,499 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2.100 05/20/48 46,843
209,959 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1.930 07/20/48 167,720
212,107 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2.560 10/20/48 121,581
332,407 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2.700 01/20/49 285,751
751,763 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4.950 07/20/49 677,274
853,350 (b) GoodLeap Sustainable Home Solutions Trust, Series 2023 1GS 5.520 02/22/55 794,268
208,202 (b) Helios Issuer, LLC, Series 2023 B 5.300 08/22/50 189,814
66,420 (b) HERO Funding Trust, Series 2016 1A 4.050 09/20/41 63,730
100,590 (b) HERO Funding Trust, Series 2016 3A 3.910 09/20/42 95,397
63,174 (b) HERO Funding Trust, Series 2016 4A 4.290 09/20/47 60,451
31,331 (b) HERO Funding Trust, Series 2017 1A 4.460 09/20/47 29,805
70,704 (b) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 64,461
142,468 (b) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 132,938
82,580 (b) HERO Funding Trust, Series 2020 1A 2.590 09/20/57 71,575
900,000 (b) Hertz Vehicle Financing III LLC, Series 2023 2A 7.130 09/25/29 924,677
122,339 (b) Loanpal Solar Loan Ltd, Series 2021 1GS 2.290 01/20/48 101,242
253,412 (b) Mosaic Solar Loan Trust, Series 2020 1A 2.100 04/20/46 223,435
85,839 (b) Mosaic Solar Loan Trust, Series 2020 2A 1.440 08/20/46 72,500
510,196 (b) Mosaic Solar Loan Trust, Series 2021 1A 2.050 12/20/46 398,759
162,871 (b) Mosaic Solar Loan Trust, Series 2021 1A 2.250 12/20/46 130,841
731,442 (b) Mosaic Solar Loan Trust, Series 2025 1A 6.120 08/22/50 721,980
358,934 (b) Mosaic Solar Loan Trust, Series 2021 3A 1.440 06/20/52 296,494
814,375 (b) Mosaic Solar Loan Trust, Series 2021 3A 1.770 06/20/52 464,403
685,150 (b) Mosaic Solar Loan Trust, Series 2022 3A 6.100 06/20/53 669,183
500,000 (b) Mosaic Solar Loan Trust, Series 2023 2A 8.180 09/22/53 86,452
850,000 (a),(b) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X 5.416 10/15/40 851,740
121,452 (b) Renew, Series 2021 1 2.060 11/20/56 97,479
913,462 (b) Renew, Series 2024 2A 5.326 11/20/60 872,788
939,061 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A 2.790 02/22/49 786,375
815,728 (b) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5.750 12/20/50 797,925
1,016,565 (b) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5.630 07/20/51 984,883
184,644 (b) Sunrun Athena Issuer LLC, Series 2018 1 5.310 04/30/49 178,260
396,978 (b) Sunrun Atlas Issuer LLC, Series 2019 2 3.610 02/01/55 382,965
243,618 (b) Sunrun Callisto Issuer LLC, Series 2019 1A 3.980 06/30/54 234,079
440,767 (b) Sunrun Jupiter Issuer LLC, Series 2022 1A 4.750 07/30/57 422,517
190,550 (b) Sunrun Vulcan Issuer LLC, Series 2021 1A 2.460 01/30/52 175,462
730,000 (b) Switch ABS Issuer LLC, Series 2025 2A 5.121 10/25/55 712,910
348,732 (b) Tesla Auto Lease Trust, Series 2024 A 5.300 06/21/27 349,421
462,290 (b) Tesla Auto Lease Trust, Series 2024 B 4.820 10/20/27 463,148

Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 246,579 (b) Trinity Rail Leasing L.P., Series 2025 1A 5.090% 10/19/55 $ 245,582
164,544 (b) Vivint Colar Financing V LLC, Series 2018 1A 7.370 04/30/48 161,313
741,992 (b) Vivint Solar Financing VII LLC, Series 2020 1A 2.210 07/31/51 681,004
TOTAL ASSET BACKED 16,649,837
OTHER MORTGAGE BACKED - 5.2%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%), Series 2021 ACEN 5.437 04/15/34 227,469
1,500,000 (b) BBCMS Trust, Series 2015 SRCH 4.197 08/10/35 1,454,686
1,000,000 (b) BBCMS Trust, Series 2015 SRCH 4.498 08/10/35 951,956
100,000 (b) BBCMS Trust, Series 2015 SRCH 4.798 08/10/35 93,932
500,000 (b) Century Plaza Towers, Series 2019 CPT 2.865 11/13/39 462,314
1,975,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 0.280 04/15/42 16,561
500,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 5.117 04/15/42 507,306
100,000 (b) COMM Mortgage Trust, Series 2022 HC 3.376 01/10/39 95,196
100,000 (b) COMM Mortgage Trust, Series 2025 167G 5.503 08/10/40 99,767
250,000 (a),(b) MFT Mortgage Trust, Series 2020 B6 3.283 08/10/40 188,037
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 289,406
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE 6.502 07/15/36 419,542
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8.002 07/15/36 180,084
325,000 (a),(b) NYC Commercial Mortgage Trust, Series 2025 300P 4.879 07/13/42 323,406
11,470,000 (a),(b) NYC Commercial Mortgage Trust, Series 2021 909 0.226 04/10/43 123,836
1,000,000 (b) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 924,748
730,448 (b) One Market Plaza Trust, Series 2017 1MKT 3.614 02/10/32 704,026
1,000,000 (a),(b) PENN Commercial Mortgage Trust, Series 2025 P11 5.344 08/10/42 1,017,159
125,000 (b) SLG Office Trust, Series 2021 OVA 2.851 07/15/41 107,564
400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%), Series 2021 LIH 6.092 11/15/36 399,656
1,000,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6.011 06/10/37 1,022,358
TOTAL OTHER MORTGAGE BACKED 9,609,009
TOTAL STRUCTURED ASSETS
(Cost $28,325,354) 26,258,846
TOTAL LONG-TERM INVESTMENTS
(Cost $189,919,134) 182,503,150
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
1,949,999 (h) State Street Navigator Securities Lending Government Money Market Portfolio 3.680 (i) 1,949,999
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,949,999) 1,949,999
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
563,000 (j) Fixed Income Clearing Corporation 3.660 04/01/26 563,000
TOTAL REPURCHASE AGREEMENT 563,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $563,000) 563,000
TOTAL INVESTMENTS - 100.3%
(Cost $192,432,133) 185,016,149
OTHER ASSETS & LIABILITIES, NET - (0.3)% (483,239)
NET ASSETS - 100.0% $ 184,532,910
EUR Euro
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $67,894,146 or 36.7% of Total
Investments.
(c) All or a portion of this security is owned by Nuveen Green Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,897,598.
(e) Perpetual security. Maturity date is not applicable.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $563,057 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 5/15/44, valued at $574,325.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 707,617 EUR 601,949 Bank of America, N.A. 04/08/26 $ 14,189
Total  $ 14,189
Total unrealized appreciation on forward foreign currency contracts  $ 14,189
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

High Yield
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 4.4%
AUTOMOBILES & COMPONENTS - 0.2%
$ 3,030,300 (a) DexKo Global Inc., Incremental Term Loan, (TSFR3M + 4.250%) 7.917% 10/04/28 $ 2,994,937
1,931,361 (a) DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 7.678 10/04/28 1,896,847
TOTAL AUTOMOBILES & COMPONENTS 4,891,784
CAPITAL GOODS - 0.9%
4,415,122 (a) Columbus McKinnon Corporation, Term Loan B, (TSFR3M + 3.500%) 7.200 02/03/33 4,404,084
9,751,313 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.168 02/28/31 9,763,599
5,929,249 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.418 08/01/30 5,853,295
TOTAL CAPITAL GOODS 20,020,978
CONSUMER SERVICES - 0.5%
2,484,663 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.918 02/06/30 2,419,440
9,850,934 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.200 11/30/29 8,665,325
TOTAL CONSUMER SERVICES 11,084,765
ENERGY - 0.0%
412,661 (b) Cloud Peak Energy Resources LLC 12.000 05/03/27 412,661
TOTAL ENERGY 412,661
FOOD, BEVERAGE & TOBACCO - 0.4%
7,895,000 (a),(c) Primo Brands Corp, (TBD) TBD TBD 7,917,185
TOTAL FOOD, BEVERAGE & TOBACCO 7,917,185
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
7,412,563 (a) Heartland Dental, LLC, Term Loan, (TSFR1M + 3.750%) 7.418 08/25/32 7,407,078
1,636,303 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.418 10/23/28 1,640,598
4,875,750 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.168 02/21/31 4,883,381
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,931,057
INSURANCE - 0.2%
4,937,500 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.668 11/06/30 4,793,078
TOTAL INSURANCE 4,793,078
MATERIALS - 0.2%
4,987,500 (a) Qnity Electronics Inc, Term Loan B, (TSFR1M + 2.000%) 5.668 11/01/32 4,987,500
TOTAL MATERIALS 4,987,500
MEDIA & ENTERTAINMENT - 0.1%
2,669,535 (a) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 6.782 12/01/28 2,673,806
TOTAL MEDIA & ENTERTAINMENT 2,673,806
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
4,974,937 (a) Bausch Health Companies Inc., Term Loan B, (TSFR1M + 6.250%) 9.918 10/08/30 4,814,620
5,757,000 (a) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6.700 11/12/32 5,640,691
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,455,311
SOFTWARE & SERVICES - 0.3%
5,873,446 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6.168 10/09/29 5,721,705
TOTAL SOFTWARE & SERVICES 5,721,705
TELECOMMUNICATION SERVICES - 0.5%
5,000,000 (a),(c) Connect Holding II LLC, (TBD) TBD TBD 4,666,875
5,000,000 (a) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.918 09/20/30 4,902,100
TOTAL TELECOMMUNICATION SERVICES 9,568,975
TOTAL BANK LOAN OBLIGATIONS
(Cost $97,829,099) 96,458,805
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
7,963 (b),(d) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (d) Bright Bidco BV 7,735

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
5,572 (d) Bright Bidco BV $ 1,950
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,685
TELECOMMUNICATION SERVICES - 0.0%
22,638 (d) Altice France Lux 3 376,792
TOTAL TELECOMMUNICATION SERVICES 376,792
TOTAL COMMON STOCKS
(Cost $1,165,628) 386,557
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 92.6%
AUTOMOBILES & COMPONENTS - 2.8%
$ 2,210,000 (e) Cyprium Corp 6.125% 04/15/31 2,178,657
6,815,000 Goodyear Tire & Rubber Co 5.000 07/15/29 6,449,114
4,650,000 Goodyear Tire & Rubber Co 5.250 07/15/31 4,159,170
14,950,000 (e) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 14,944,587
6,615,000 (e) Phinia, Inc 6.750 04/15/29 6,734,421
5,770,000 (e) Phinia, Inc 6.625 10/15/32 5,864,576
13,535,000 (e) ZF North America Capital, Inc 6.750 04/23/30 13,093,519
7,180,000 (e) ZF North America Capital, Inc 7.500 03/24/31 7,053,023
TOTAL AUTOMOBILES & COMPONENTS 60,477,067
CAPITAL GOODS - 6.5%
2,320,000 (e) Advanced Drainage Systems, Inc 5.375 03/01/34 2,257,640
4,350,000 (e) AECOM 6.000 08/01/33 4,345,221
10,277,000 (e) Albion Financing  SARL 7.000 05/21/30 10,503,474
7,675,000 (e),(f) Alta Equipment Group, Inc 9.000 06/01/29 6,801,655
7,000,000 (e),(f) Camelot Return Merger Sub, Inc 8.750 08/01/28 4,091,094
4,380,000 (e) Carpenter Technology Corp 5.625 03/01/34 4,339,656
7,355,000 (e) Columbus McKinnon Corp 7.125 01/31/33 7,351,617
2,335,000 (e) Gates Corp 6.875 07/01/29 2,395,801
2,870,000 (e) Herc Holdings, Inc 6.625 06/15/29 2,917,145
6,645,000 (e) Herc Holdings, Inc 7.000 06/15/30 6,813,577
3,740,000 (e) Herc Holdings, Inc 5.750 03/15/31 3,683,403
3,335,000 (e) Herc Holdings, Inc 7.250 06/15/33 3,417,515
4,860,000 (e) Herc Holdings, Inc 6.000 03/15/34 4,698,399
8,265,000 (e) Lsf12 Helix Parent LLC 7.125 02/01/33 7,954,286
9,175,000 (e) Masterbrand, Inc 7.000 07/15/32 8,964,326
3,655,000 (e) New Flyer Holdings, Inc 9.250 07/01/30 3,906,613
9,675,000 (e) Quikrete Holdings, Inc 6.375 03/01/32 9,810,479
4,000,000 (e) Standard Building Solutions, Inc 6.250 08/01/33 3,955,022
8,190,000 (e) TransDigm, Inc 6.875 12/15/30 8,391,867
9,035,000 (e) TransDigm, Inc 6.625 03/01/32 9,214,525
10,000,000 (e) TransDigm, Inc 6.375 05/31/33 9,946,683
3,370,000 (e) TransDigm, Inc 6.125 07/31/34 3,314,538
7,430,000 (e) Trinity Industries, Inc 7.750 07/15/28 7,616,003
4,940,000 (e) United Rentals North America, Inc 5.375 11/15/33 4,803,555
TOTAL CAPITAL GOODS 141,494,094
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
13,120,000 (e) AMN Healthcare, Inc 6.500 01/15/31 12,858,546
4,165,000 (e) CACI International, Inc 6.375 06/15/33 4,239,662
3,425,000 (e) Clean Harbors, Inc 5.750 10/15/33 3,416,611
3,145,000 (e) Garda World Security Corp 6.500 01/15/31 3,188,580
3,595,000 (e) GFL Environmental Holdings US, Inc 5.500 02/01/34 3,525,961
9,200,000 (e) Neptune Bidco US, Inc 9.290 04/15/29 9,225,558
282,000 (e),(f) Prime Security Services Borrower LLC 5.750 04/15/26 282,352
325,000 (e) Prime Security Services Borrower LLC 3.375 08/31/27 316,310
11,925,000 (e) RR Donnelley & Sons Co 9.500 08/01/29 12,070,533
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,124,113
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.5%
5,240,000 (e) Asbury Automotive Group, Inc 5.000 02/15/32 4,962,343
14,840,000 (e) Bath & Body Works, Inc 6.625 10/01/30 14,979,823
2,025,000 (e) Gee Automotive Holdings LLC 7.250 03/01/31 2,031,201
6,675,000 (e) Group 1 Automotive, Inc 4.000 08/15/28 6,459,487

High Yield

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.5% (continued)
$ 1,000,000 (e) Kohl's Corp 10.000% 06/01/30 $ 1,057,422
9,725,000 Kohl's Corp 5.125 05/01/31 7,319,411
7,835,000 (e) LCM Investments Holdings II LLC 4.875 05/01/29 7,624,288
620,000 (e) LCM Investments Holdings II LLC 8.250 08/01/31 644,022
11,955,000 (e) Macy's Retail Holdings LLC 6.125 03/15/32 11,743,872
8,190,000 (e) Michaels Cos, Inc 8.500 03/15/33 7,972,916
3,005,000 (e) Michaels Cos, Inc 11.000 03/15/34 2,798,263
7,685,000 (e) Park River Holdings, Inc 8.000 03/15/31 7,649,512
3,600,000 (e) PetSmart, Inc 7.500 09/15/32 3,617,532
7,650,000 (e) QXO Building Products, Inc 6.750 04/30/32 7,802,931
10,000,000 (e) Staples, Inc 10.750 09/01/29 9,248,193
3,395,000 (e) Wayfair LLC 7.250 10/31/29 3,465,562
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 99,376,778
CONSUMER DURABLES & APPAREL - 1.5%
12,400,000 (e) CD&R Smokey Buyer, Inc 9.500 10/15/29 10,547,636
3,180,000 (e) Champ Acquisition Corp 8.375 12/01/31 3,333,050
5,200,000 Newell Rubbermaid, Inc 7.500 04/01/46 4,172,514
7,680,000 (e) S&S Holdings LLC 8.375 10/01/31 6,774,093
2,560,000 (e) TopBuild Corp 5.625 01/31/34 2,505,656
5,880,000 (e) Wolverine World Wide, Inc 4.000 08/15/29 5,442,638
TOTAL CONSUMER DURABLES & APPAREL 32,775,587
CONSUMER SERVICES - 5.1%
7,260,000 (e),(f) Caesars Entertainment, Inc 6.000 10/15/32 6,679,264
7,680,000 (e) Carnival Corp 5.875 06/15/31 7,774,395
15,230,000 (e) CDI Escrow Issuer, Inc 5.750 04/01/30 15,061,900
5,515,000 (e) Cinemark USA, Inc 5.250 07/15/28 5,467,851
4,315,000 (e) Cinemark USA, Inc 7.000 08/01/32 4,433,606
10,245,000 (e) Fertitta Entertainment LLC 4.625 01/15/29 9,791,425
7,330,000 (e) Flutter Treasury DAC 5.875 06/04/31 7,261,758
5,950,000 (e) Hilton Domestic Operating Co, Inc 5.500 03/31/34 5,813,013
3,445,000 (e) Life Time, Inc 6.000 11/15/31 3,472,295
5,015,000 (e) Light & Wonder International, Inc 6.250 10/01/33 4,913,145
5,945,000 (e) Marriott Ownership Resorts, Inc 6.500 10/01/33 5,652,734
6,900,000 (e) Merlin Entertainments Group US Holdings, Inc 7.375 02/15/31 5,758,543
5,350,000 (e) Motion Finco Sarl 8.375 02/15/32 4,419,849
3,835,000 (e) NCL Corp Ltd 5.875 01/15/31 3,725,955
3,310,000 (e) NCL Corp Ltd 6.250 09/15/33 3,211,820
4,190,000 (e) SIX FLAGS 8.625 01/15/32 4,196,760
7,825,000 (e) Six Flags Entertainment Corp 6.625 05/01/32 7,806,205
5,510,000 (e) Wynn Resorts Finance LLC 6.250 03/15/33 5,452,693
TOTAL CONSUMER SERVICES 110,893,211
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
8,020,000 (e) Albertsons Cos, Inc 6.500 02/15/28 8,120,435
3,545,000 (e) Albertsons Cos, Inc 6.250 03/15/33 3,568,769
5,840,000 (e) Albertsons Cos, Inc 5.750 03/31/34 5,713,543
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,402,747
ENERGY - 13.3%
7,475,000 (e) Antero Midstream Partners LP 5.750 10/15/33 7,392,074
2,000,000 (e) Archrock Partners LP 6.250 04/01/28 2,000,000
3,945,000 (e) Archrock Partners LP 6.625 09/01/32 4,022,539
3,225,000 (e) ARCHROCK SERVICES 6.000 02/01/34 3,192,953
6,800,000 (e) Ascent Resources Utica Holdings LLC 6.625 10/15/32 6,898,192
2,315,000 (e) Ascent Resources Utica Holdings LLC 6.625 07/15/33 2,354,753
1,536,585 (e) BORR IHC Ltd 10.000 11/15/28 1,574,418
4,610,000 (e) Bristow Group, Inc 6.750 02/01/33 4,659,521
6,040,000 (e) Buckeye Partners LP 6.750 02/01/30 6,233,346
4,830,000 (e) California Resources Corp 7.000 01/15/34 4,869,422
2,820,000 (e) Chord Energy Corp 6.000 10/01/30 2,857,421
8,500,000 (e) Chord Energy Corp 6.750 03/15/33 8,775,759
2,000,000 (e) Civitas Resources, Inc 8.625 11/01/30 2,110,172
3,235,000 (e) Civitas Resources, Inc 8.750 07/01/31 3,381,520
8,620,000 (e) CNX Resources Corp 7.250 03/01/32 8,882,531

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 13.3% (continued)
$ 4,670,000 (e) CNX Resources Corp 5.875% 03/01/34 $ 4,548,004
1,917,000 (e) CVR Energy, Inc 7.500 02/15/31 1,931,314
7,255,000 (e) Delek Logistics Partners LP 7.375 06/30/33 7,314,977
10,000,000 (g) Energy Transfer LP 7.125 N/A 10,178,250
7,470,000 (e) Harvest Midstream I LP 7.500 05/15/32 7,613,984
6,185,000 (e) Hilcorp Energy I LP 6.000 04/15/30 6,020,255
6,166,000 (e) Hilcorp Energy I LP 6.000 02/01/31 5,992,931
7,585,000 (e) Hilcorp Energy I LP 6.250 04/15/32 7,340,979
3,830,000 (e) Hilcorp Energy I LP 8.375 11/01/33 3,995,962
2,655,000 (e) Infinity Natural Resources LLC 7.625 04/01/31 2,669,018
7,530,000 (e) ITT Holdings LLC 6.500 08/01/29 7,321,707
5,000,000 (e) Kinetik Holdings LP 6.625 12/15/28 5,084,615
5,350,000 (e) Kodiak Gas Services LLC 7.250 02/15/29 5,542,894
3,170,000 (e) Kodiak Gas Services LLC 5.875 04/01/31 3,185,699
1,745,000 (e) Kodiak Gas Services LLC 6.500 10/01/33 1,763,849
2,500,000 (e) Kodiak Gas Services LLC 6.750 10/01/35 2,539,780
2,560,000 (e) Matador Resources Co 6.250 04/15/33 2,562,406
2,005,000 (e) Matador Resources Co 6.000 04/15/34 1,992,323
9,395,000 (e) Noble Finance II LLC 8.000 04/15/30 9,672,967
2,400,000 (e) PBF Holding Co LLC 9.875 03/15/30 2,572,702
11,705,000 (e) PBF Holding Co LLC 7.875 09/15/30 12,020,005
3,898,000 (e) Rockies Express Pipeline LLC 6.750 03/15/33 4,012,554
3,020,000 (e) SM Energy Co 6.625 04/15/34 3,011,467
5,200,000 South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 5,353,764
5,000,000 (e) Sunoco LP 5.625 03/31/31 4,977,066
5,000,000 (e) Sunoco LP 6.250 07/01/33 5,021,785
5,000,000 (e) Sunoco LP 5.875 03/15/34 4,944,770
7,145,000 (e),(g) Sunoco LP 7.875 N/A 7,295,231
5,000,000 (e) Talos Production, Inc 9.000 02/01/29 5,204,565
756,923 (e) TRANSOCEAN AQUILA Ltd 8.000 09/30/28 774,681
4,170,000 (e) Transocean International Ltd 7.875 10/15/32 4,455,645
3,797,500 (e) Transocean, Inc 8.750 02/15/30 3,950,133
2,500,000 (e) Transocean, Inc 8.500 05/15/31 2,621,995
9,520,000 (e) USA Compression Partners LP 7.125 03/15/29 9,740,637
2,090,000 (e) USA Compression Partners LP 6.250 10/01/33 2,083,427
4,535,000 (e) Venture Global LNG, Inc 8.125 06/01/28 4,638,040
8,275,000 (e),(f) Venture Global LNG, Inc 7.000 01/15/30 8,449,214
10,375,000 (e) Venture Global LNG, Inc 9.875 02/01/32 11,142,626
7,900,000 (e),(g) Venture Global LNG, Inc 9.000 N/A 7,868,765
2,515,000 (e) Venture Global Plaquemines LNG LLC 6.125 12/15/30 2,586,491
2,100,000 (e) Venture Global Plaquemines LNG LLC 6.500 01/15/34 2,189,133
4,710,000 (e) Venture Global Plaquemines LNG LLC 6.500 06/15/34 4,902,884
3,780,000 (e) Weatherford International Ltd 6.750 10/15/33 3,862,287
TOTAL ENERGY 290,156,402
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
12,690,000 (e) Iron Mountain, Inc 7.000 02/15/29 12,933,788
6,542,000 (e) Iron Mountain, Inc 6.250 01/15/33 6,521,081
3,900,000 (e) Millrose Properties, Inc 6.375 08/01/30 3,898,787
4,175,000 (e) Millrose Properties, Inc 6.250 09/15/32 4,098,212
9,130,000 (f) MPT Operating Partnership LP 5.000 10/15/27 8,498,524
5,000,000 MPT Operating Partnership LP 3.500 03/15/31 3,267,050
2,175,000 (e) MPT Operating Partnership LP 8.500 02/15/32 2,205,041
5,125,000 (e) RHP Hotel Properties LP 5.750 03/15/34 5,057,625
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,480,108
FINANCIAL SERVICES - 10.6%
5,658,000 (e) Azorra Finance Ltd 7.250 01/15/31 5,712,826
11,300,000 (e) Azorra Finance Ltd 6.250 02/15/34 10,487,427
8,060,000 Block, Inc 6.500 05/15/32 8,133,596
5,480,000 (e) Burford Capital Global Finance LLC 7.500 07/15/33 4,562,100
2,235,000 (e) Burford Capital Global Finance LLC 8.500 01/15/34 1,919,239
5,146,854 (e) Compass Group Diversified Holdings LLC 5.250 04/15/29 4,786,490
9,161,400 (e),(f) Compass Group Diversified Holdings LLC 5.000 01/15/32 7,960,176

High Yield

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 10.6% (continued)
$ 10,310,000 (e) Encore Capital Group, Inc 8.500% 05/15/30 $ 10,900,907
6,330,000 (e) Encore Capital Group, Inc 6.625 04/15/31 6,298,350
7,270,000 (e) FirstCash, Inc 6.875 03/01/32 7,409,715
7,625,000 (e) Freedom Mortgage Holdings LLC 6.875 05/01/31 7,128,674
6,050,000 (e) Freedom Mortgage Holdings LLC 8.375 04/01/32 5,951,351
4,990,000 (e) Freedom Mortgage Holdings LLC 7.875 04/01/33 4,678,490
3,050,000 HA Sustainable Infrastructure Capital, Inc 8.000 06/01/56 3,156,085
2,025,000 HA Sustainable Infrastructure Capital, Inc 7.125 11/15/56 2,015,339
1,696,000 (e) HAT Holdings I LLC 3.375 06/15/26 1,690,013
10,900,000 (e) Hunt Cos, Inc 5.250 04/15/29 10,225,471
10,320,000 Icahn Enterprises LP 5.250 05/15/27 10,112,644
1,800,000 Icahn Enterprises LP 9.750 01/15/29 1,769,674
14,275,000 Icahn Enterprises LP 4.375 02/01/29 12,181,720
12,650,000 (e) Jane Street Group 6.125 11/01/32 12,509,442
4,000,000 Navient Corp 5.000 03/15/27 3,909,860
9,260,000 Navient Corp 4.875 03/15/28 8,740,100
5,450,000 (f) Navient Corp 5.500 03/15/29 4,995,210
3,000,000 OneMain Finance Corp 3.500 01/15/27 2,943,344
7,710,000 OneMain Finance Corp 6.125 05/15/30 7,539,153
10,000,000 OneMain Finance Corp 4.000 09/15/30 9,030,830
4,130,000 OneMain Finance Corp 6.750 09/15/33 3,960,061
6,580,000 (e) Osaic Holdings, Inc 6.750 08/01/32 6,580,822
8,120,000 (e) PennyMac Financial Services, Inc 7.875 12/15/29 8,306,484
5,000,000 (e) PennyMac Financial Services, Inc 7.125 11/15/30 4,968,874
5,645,000 (e) Rocket Cos, Inc 6.375 08/01/33 5,705,650
4,820,000 (e) Starwood Property Trust, Inc 6.000 04/15/30 4,810,652
4,065,000 (e) Starwood Property Trust, Inc 6.500 07/01/30 4,151,458
6,725,000 (e),(g),(h) UBS Group AG. 6.600 N/A 6,563,831
3,600,000 (e) UWM Holdings LLC 6.625 02/01/30 3,395,419
6,900,000 (e),(f) VistaJet Malta Finance plc 6.375 02/01/30 5,958,897
TOTAL FINANCIAL SERVICES 231,150,374
FOOD, BEVERAGE & TOBACCO - 2.1%
5,615,000 (e) Darling Ingredients, Inc 6.000 06/15/30 5,654,238
10,000,000 (e) Post Holdings, Inc 6.375 03/01/33 9,851,427
700,000 (e) Post Holdings, Inc 6.250 10/15/34 685,444
4,035,000 (e) Post Holdings, Inc 6.500 03/15/36 3,951,560
6,500,000 (e) Primo Water Holdings, Inc 6.250 04/01/29 6,510,537
9,145,000 (e) Primo Water Holdings, Inc 4.375 04/30/29 8,886,667
11,515,000 (e) Viking Baked Goods Acquisition Corp 8.625 11/01/31 11,394,256
TOTAL FOOD, BEVERAGE & TOBACCO 46,934,129
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
4,800,000 (e) CHS 5.250 05/15/30 4,523,915
7,064,000 (e) CHS 10.875 01/15/32 7,578,690
5,300,000 (e) CHS 9.750 01/15/34 5,500,701
5,000,000 CVS Health Corp 7.000 03/10/55 5,152,940
6,160,000 (e) DaVita, Inc 4.625 06/01/30 5,922,934
3,540,000 (e) DaVita, Inc 3.750 02/15/31 3,245,991
3,400,000 (e) DaVita, Inc 6.875 09/01/32 3,483,051
2,225,000 (e) Global Medical Response, Inc 7.375 10/01/32 2,310,529
6,578,000 (e) IQVIA, Inc 6.250 06/01/32 6,679,900
5,000,000 (e) LifePoint Health, Inc 8.375 02/15/32 5,339,610
6,385,000 (e) Molina Healthcare, Inc 6.500 02/15/31 6,277,127
4,400,000 (e) Molina Healthcare, Inc 6.250 01/15/33 4,266,199
10,310,000 (e) National Mentor Holdings, Inc 10.500 12/15/30 10,641,745
11,345,000 (e) Prime Healthcare Services, Inc 9.375 09/01/29 11,764,765
6,780,000 (e) Radiology Partners, Inc 8.500 07/15/32 6,874,038
2,205,000 (e) Surgery Center Holdings, Inc 7.250 04/15/32 2,165,692
8,745,000 (e) Team Health Holdings, Inc 8.375 06/30/28 8,618,741
TOTAL HEALTH CARE EQUIPMENT & SERVICES 100,346,568
INSURANCE - 4.1%
3,710,000 (e) Acrisure LLC 6.750 07/01/32 3,575,042
10,625,000 (e) Alliant Holdings Intermediate LLC 4.250 10/15/27 10,413,105

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 4.1% (continued)
$ 9,305,000 (e) Alliant Holdings Intermediate LLC 6.750% 04/15/28 $ 9,355,712
10,000,000 (e) Alliant Holdings Intermediate LLC 6.500 10/01/31 9,819,476
8,400,000 (e) APH Somerset Investor 2 LLC 7.875 11/01/29 7,595,868
11,290,000 (e) Ardonagh Finco Ltd 7.750 02/15/31 11,422,285
6,765,000 (e) Asurion LLC 8.000 12/31/32 7,018,336
6,905,000 (e) Asurion LLC 8.375 02/01/34 6,703,805
18,520,000 (e) Panther Escrow Issuer LLC 7.125 06/01/31 18,582,209
4,965,000 (e) Ryan Specialty LLC 5.875 08/01/32 4,907,230
TOTAL INSURANCE 89,393,068
MATERIALS - 4.4%
3,335,000 (e) Ardagh Metal Packaging Finance USA LLC 6.250 01/30/31 3,306,362
10,225,000 (e) Arsenal AIC Parent LLC 8.000 10/01/30 10,645,932
6,110,000 (e) Avient Corp 7.125 08/01/30 6,208,689
7,000,000 (e) Avient Corp 6.250 11/01/31 7,048,888
5,455,000 (e) Clydesdale Acquisition Holdings, Inc 8.750 04/15/30 5,089,918
3,135,000 (e) Commercial Metals Co 6.000 12/15/35 3,090,626
5,940,000 (e) Compass Minerals International, Inc 8.000 07/01/30 6,146,807
8,900,000 (e) EverArc Escrow Sarl 5.000 10/30/29 8,680,785
3,800,000 (e) INEOS Finance plc 6.750 05/15/28 3,672,461
10,685,000 (e) Mineral Resources Ltd 8.000 11/01/27 10,821,438
1,655,000 (e) Mineral Resources Ltd 7.000 04/01/31 1,691,277
6,200,000 (e) Olin Corp 6.625 04/01/33 6,065,001
3,270,000 (e) Olympus Water US Holding Corp 6.750 08/01/32 3,114,098
6,330,000 (e) Qnity Electronics, Inc 5.750 08/15/32 6,337,539
2,030,000 (e) Qnity Electronics, Inc 6.250 08/15/33 2,052,608
5,000,000 (e) SCIH Salt Holdings, Inc 4.875 05/01/28 4,942,966
2,135,000 (e) Solstice Advanced Materials, Inc 5.625 09/30/33 2,105,200
4,200,000 (e) WR Grace Holdings LLC 6.625 08/15/32 4,092,292
1,810,000 (e) WR Grace Holdings LLC 7.000 08/01/33 1,757,827
TOTAL MATERIALS 96,870,714
MEDIA & ENTERTAINMENT - 8.4%
1,704,186 (e) Advantage Sales & Marketing, Inc 9.000 11/15/30 1,265,358
4,860,000 (e) Arches Buyer, Inc 4.250 06/01/28 4,679,153
5,120,000 (e) CCO Holdings LLC 5.375 06/01/29 5,049,614
12,250,000 (e) CCO Holdings LLC 4.500 08/15/30 11,447,363
4,025,000 (e) CCO Holdings LLC 4.250 02/01/31 3,668,605
10,800,000 CCO Holdings LLC 4.500 05/01/32 9,647,321
2,400,000 (e) CCO Holdings LLC 7.000 02/01/33 2,406,610
10,000,000 Charter Communications Operating LLC 4.400 12/01/61 6,422,734
6,760,000 (e) DIRECTV Financing LLC 8.875 02/01/30 6,744,961
1,515,000 (e) DIRECTV Financing LLC 10.000 02/15/31 1,546,556
5,000,000 Discovery Global Holdings, Inc 4.279 03/15/32 4,425,000
6,825,000 Discovery Global Holdings, Inc 5.050 03/15/42 4,496,349
4,550,000 Discovery Global Holdings, Inc 5.141 03/15/52 2,764,125
5,195,000 (e) Gray Media, Inc 7.250 08/15/33 5,234,851
3,780,000 (e) Gray Television, Inc 10.500 07/15/29 4,016,819
4,900,000 (e),(f) Gray Television, Inc 4.750 10/15/30 3,780,727
7,500,000 (e) McGraw-Hill Education, Inc 7.375 09/01/31 7,640,903
4,120,000 (e) Neptune Bidco US, Inc 10.375 05/15/31 4,157,113
2,000,000 (e) Neptune Bidco US, Inc 9.500 02/15/33 1,940,478
9,390,000 (e) Nexstar Media, Inc 6.500 09/15/33 9,461,542
4,150,000 (c),(e) Nexstar Media, Inc 7.250 04/15/34 4,162,353
6,185,000 (c),(e) OAK-Eagle Acquireco, Inc 7.250 07/01/33 6,408,244
2,305,000 (c),(e) OAK-Eagle Acquireco, Inc 8.750 07/01/34 2,413,085
7,000,000 (e),(f) Scripps Escrow II, Inc 3.875 01/15/29 6,474,617
3,333,000 (e) Sirius XM Radio, Inc 5.000 08/01/27 3,328,348
1,980,000 (e) Sirius XM Radio, Inc 4.125 07/01/30 1,853,928
3,745,000 (e),(f) Sirius XM Radio, Inc 3.875 09/01/31 3,400,155
9,425,000 (e) Sunrise FinCo I BV 4.875 07/15/31 8,972,977
10,900,000 (e) Univision Communications, Inc 4.500 05/01/29 10,240,457
4,414,000 (e) Univision Communications, Inc 8.500 07/31/31 4,435,540
16,265,000 (e) Virgin Media Secured Finance plc 5.500 05/15/29 15,599,435

High Yield

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 8.4% (continued)
$ 8,675,000 (e) VZ Secured Financing BV 5.000% 01/15/32 $ 7,436,175
9,672,000 (e) Ziff Davis, Inc 4.625 10/15/30 9,119,409
TOTAL MEDIA & ENTERTAINMENT 184,640,905
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
14,781,000 (e) 1261229 BC Ltd 10.000 04/15/32 15,133,438
3,360,000 (e) Bausch Health Cos, Inc 4.875 06/01/28 3,076,786
2,770,000 (e) BioMarin Pharmaceutical, Inc 5.500 01/31/34 2,727,221
1,800,000 (e) Emergent BioSolutions, Inc 3.875 08/15/28 1,518,788
1,335,000 (e) GENMAB A.S. 7.250 12/15/33 1,397,386
6,610,000 (e) Organon & Co 7.875 05/15/34 5,442,030
12,700,000 (e) Organon Finance  LLC 5.125 04/30/31 10,350,372
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 39,646,021
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
12,655,400 (e) Anywhere Real Estate Group LLC 7.000 04/15/30 12,673,004
3,472,000 Kennedy-Wilson, Inc 4.750 03/01/29 3,406,918
7,000,000 Kennedy-Wilson, Inc 5.000 03/01/31 6,983,507
742,000 (e),(f) Realogy Group LLC 5.250 04/15/30 699,378
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,762,807
SOFTWARE & SERVICES - 1.5%
12,900,000 (e) Ahead DB Holdings LLC 6.625 05/01/28 12,617,983
9,685,000 (e) ASGN, Inc 4.625 05/15/28 9,375,937
1,800,000 (e) CoreWeave, Inc 9.250 06/01/30 1,748,987
11,000,180 (e) Rackspace Finance LLC 3.500 05/15/28 5,445,089
3,374,000 (e) Rocket Software, Inc 9.000 11/28/28 3,368,933
TOTAL SOFTWARE & SERVICES 32,556,929
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,335,000 (e) Imola Merger Corp 4.750 05/15/29 9,073,001
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,073,001
TELECOMMUNICATION SERVICES - 7.0%
3,810,979 (e) Altice France Lux 3 9.500 11/01/29 3,850,769
3,580,000 (e) APLD ComputeCo 2 LLC 6.750 03/15/31 3,553,934
2,400,000 (e) APLD COMPUTECO LLC 9.250 12/15/30 2,472,773
3,145,000 (e) Black Pearl Compute LLC 6.125 02/15/31 3,200,972
5,850,000 (e) Cipher Compute LLC 7.125 11/15/30 6,060,770
8,430,000 (e) Digicel International Finance Ltd 8.625 08/01/32 8,575,257
230,000 (e) Frontier Communications Corp 5.000 05/01/28 229,964
6,160,000 (e) Iliad Holding SAS 7.000 04/15/32 6,167,380
8,720,000 (e) Iliad Holding SASU 7.000 10/15/28 8,776,270
5,000,000 (e) Iliad Holding SASU 8.500 04/15/31 5,231,565
9,560,000 (e) Level 3 Financing, Inc 6.875 06/30/33 9,735,150
7,510,000 (e) Level 3 Financing, Inc 7.000 03/31/34 7,687,130
10,765,000 (e) Level 3 Financing, Inc 8.500 01/15/36 11,232,327
10,000,000 Rogers Communications, Inc 7.000 04/15/55 10,039,390
6,655,000 (e) Sable International Finance Ltd 7.125 10/15/32 6,573,635
3,865,000 (e) SV RNO Property Owner  LLC 5.875 03/01/31 3,820,524
7,500,000 TELUS Corp 6.625 10/15/55 7,502,745
4,515,000 (e) Uniti Group LP 8.625 06/15/32 4,598,463
9,550,000 (e) Windstream Escrow LLC 8.250 10/01/31 9,981,249
4,355,000 (e) Windstream Services LLC 7.500 10/15/33 4,527,683
5,400,000 (e) WULF COMPUTE LLC 7.750 10/15/30 5,706,072
11,872,209 (e) Zayo Group Holdings, Inc 9.250 03/09/30 11,802,638
3,137,809 (e) Zayo Group Holdings, Inc 13.750 09/09/30 2,930,651
7,313,000 (e) Zegona Finance plc 8.625 07/15/29 7,660,719
TOTAL TELECOMMUNICATION SERVICES 151,918,030
TRANSPORTATION - 1.4%
6,805,000 (e),(f) American Airlines, Inc 7.250 02/15/28 6,843,743
2,500,000 (e) American Airlines, Inc 5.750 04/20/29 2,486,326
4,410,000 (e) Genesee & Wyoming, Inc 6.250 04/15/32 4,462,699
5,460,000 (e) Stonepeak Nile Parent LLC 7.250 03/15/32 5,678,930
2,695,000 United Airlines Holdings, Inc 5.375 03/01/31 2,639,258
5,000,000 (e) VistaJet Malta Finance plc 7.875 05/01/27 4,934,907

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 1.4% (continued)
$ 2,805,000 (e) XPO, Inc 7.125% 06/01/31 $ 2,889,386
TOTAL TRANSPORTATION 29,935,249
UTILITIES - 6.4%
2,425,000 (e) AltaGas Ltd 7.200 10/15/54 2,458,894
13,900,000 (e) California Buyer Ltd 6.375 02/15/32 13,581,334
2,870,000 (e) Clearway Energy Operating LLC 5.750 01/15/34 2,820,351
7,020,000 (e) ContourGlobal Power Holdings S.A. 6.750 02/28/30 7,098,905
18,678,000 (e) Ferrellgas LP 5.875 04/01/29 17,856,125
5,000,000 (e) Ferrellgas LP 9.250 01/15/31 5,209,700
7,500,000 (e) NRG Energy, Inc 6.000 02/01/33 7,501,913
5,000,000 (e) NRG Energy, Inc 5.750 01/15/34 4,932,122
6,000,000 (e) NRG Energy, Inc 6.250 11/01/34 6,047,833
1,800,000 (e) Suburban Propane Partners LP 5.000 06/01/31 1,693,581
9,836,000 (e) Superior Plus LP 4.500 03/15/29 9,402,429
15,090,000 (e) Talen Energy Supply LLC 8.625 06/01/30 15,830,572
6,425,000 (e) Talen Energy Supply LLC 6.250 02/01/34 6,353,415
2,615,000 (e) Talen Energy Supply LLC 6.500 02/01/36 2,633,124
10,000,000 (e) TerraForm Power Operating LLC 5.000 01/31/28 9,889,751
8,310,000 (e) Vistra Operations Co LLC 7.750 10/15/31 8,704,572
5,775,000 (e) VoltaGrid LLC 7.375 11/01/30 5,964,472
6,400,000 (e),(f) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 6,737,286
4,185,000 (e) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 4,421,114
TOTAL UTILITIES 139,137,493
TOTAL CORPORATE BONDS
(Cost $2,055,735,940) 2,023,545,395
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
250,000 (f) Invesco Senior Loan ETF 5,102,500
TOTAL INVESTMENT COMPANIES
(Cost $5,248,750) 5,102,500
TOTAL LONG-TERM INVESTMENTS
(Cost $2,159,979,417) 2,125,493,257
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.3%
50,395,165 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.680 (j) 50,395,165
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $50,395,165) 50,395,165
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.3%
REPURCHASE AGREEMENT - 1.7%
36,821,000 (k) Fixed Income Clearing Corporation 3.660 04/01/26 36,821,000
TOTAL REPURCHASE AGREEMENT 36,821,000
TREASURY DEBT - 0.6%
5,000,000 United States Treasury Bill 0.000 04/14/26 4,993,446
5,000,000 United States Treasury Bill 0.000 04/21/26 4,989,922
2,500,000 United States Treasury Bill 0.000 06/09/26 2,482,776
TOTAL TREASURY DEBT 12,466,144
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,287,136) 49,287,144
TOTAL INVESTMENTS - 101.8%
(Cost $2,259,661,718) 2,225,175,566
OTHER ASSETS & LIABILITIES, NET - (1.8)% (39,036,080)
NET ASSETS - 100.0% $ 2,186,139,486

High Yield

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
ETF Exchange Traded Fund
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) When-issued or delayed delivery security.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,832,179,695 or 82.3% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,436,687.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $36,824,743 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
1.375%–4.625% and maturity dates 7/31/27–5/15/35, valued at $37,557,443.

Portfolio of Investments March 31, 2026
Short Duration Impact Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
BANK LOAN OBLIGATIONS - 1.9%
UTILITIES - 1.9%
$ 1,397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .673% 12/15/27 $ 1,400,711
5,079,554 (a),(b) TerraForm Power Operating, LLC, Term Loan B, (TBD) TBD TBD 5,050,981
TOTAL UTILITIES 6,451,692
TOTAL BANK LOAN OBLIGATIONS
(Cost $6,458,593) 6,451,692
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 55 .2%
AUTOMOBILES & COMPONENTS - 0.1%
200,000 Toyota Motor Corp 4 .450 06/30/30 200,167
TOTAL AUTOMOBILES & COMPONENTS 200,167
BANKS - 16.8%
1,000,000 (c) ABN AMRO Bank NV 2 .470 12/13/29 946,524
1,000,000 (a) Asian Infrastructure Investment Bank, (SOFR + 0.220%), Reg S 3 .888 04/15/26 1,000,030
5,175,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR + 0.220%) 3 .888 04/15/26 5,175,173
500,000 (d) Bank of America Corp 6 .625 N/A 512,623
1,430,000 (c) BNP Paribas S.A. 1 .675 06/30/27 1,419,385
3,000,000 BNP Paribas S.A., Reg S 1 .675 06/30/27 2,977,730
6,268,000 (c) BPCE S.A. 2 .045 10/19/27 6,180,774
725,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 708,668
3,549,000 (a) CitiBank NA, (SOFR + 0.712%) 4 .370 11/19/27 3,549,557
1,000,000 CitiBank NA 4 .876 11/19/27 1,003,243
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 989,748
275,000 Deutsche Bank AG. 6 .819 11/20/29 288,741
750,000 (c) Federation des Caisses Desjardins du Quebec 1 .200 10/14/26 739,142
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 616,696
400,000 (c) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 397,923
3,382,000 Fifth Third Bancorp 1 .707 11/01/27 3,328,866
1,500,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.170%) 3 .819 09/16/26 1,500,150
2,340,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.350%) 4 .035 10/04/27 2,345,589
1,000,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.300%) 4 .093 02/15/29 1,000,630
1,000,000 Inter-American Development Bank 3 .802 11/12/30 979,520
3,236,000 JPMorgan Chase & Co 6 .070 10/22/27 3,266,850
925,000 JPMorgan Chase & Co 5 .571 04/22/28 936,293
1,000,000 (a),(c) KEB Hana Bank, (SOFR + 0.600%) 4 .267 10/21/28 1,002,669
500,000 M&T Bank Corp 4 .833 01/16/29 502,338
550,000 Morgan Stanley Bank NA 5 .504 05/26/28 556,255
275,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 274,148
2,025,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 1,993,574
175,000 PNC Financial Services Group, Inc 1 .150 08/13/26 173,080
4,451,000 Royal Bank of Canada 1 .150 07/14/26 4,413,600
250,000 (c) Royal Bank of Canada 1 .050 09/14/26 246,728
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 1,005,711
2,850,000 (a),(c) Skandinaviska Enskilda Banken AB, (SOFR Compounded Index + 0.680%) 4 .328 03/12/29 2,847,578
2,000,000 (c) Swedbank AB 1 .538 11/16/26 1,967,704
3,565,000 Toronto-Dominion Bank 5 .264 12/11/26 3,588,971
TOTAL BANKS 58,436,211
CAPITAL GOODS - 0.8%
3,151,000 Johnson Controls International plc 1 .750 09/15/30 2,796,773
TOTAL CAPITAL GOODS 2,796,773
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
500,000 Capital Impact Partners 5 .335 08/01/30 506,157
1,800,000 Corp Andina de Fomento 4 .251 02/03/31 1,756,764

Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.2% (continued)
$ 2,100,000 International Bank for Reconstruction & Development 1 .123% 03/31/32 $ 2,083,137
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,346,058
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
1,050,000 AutoNation, Inc 4 .450 01/15/29 1,041,271
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,041,271
CONSUMER SERVICES - 1.7%
1,000,000 Henry J Kaiser Family Foundation 4 .214 12/01/30 991,036
2,000,000 Starbucks Corp 2 .450 06/15/26 1,992,431
2,500,000 Trustees of Dartmouth College 4 .273 06/01/30 2,498,497
500,000 YMCA of Greater New York 5 .184 08/01/30 499,506
TOTAL CONSUMER SERVICES 5,981,470
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
500,000 SYSCO Corp 5 .100 09/23/30 503,973
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 503,973
ENERGY - 1.9%
5,000,000 CIF Capital Markets Mechanism plc, Reg S 4 .750 01/22/28 5,057,596
1,025,000 EOG Resources, Inc 4 .400 01/15/31 1,017,698
500,000 (c) New York State Electric & Gas Corp 5 .650 08/15/28 513,080
TOTAL ENERGY 6,588,374
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
3,259,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 3,258,230
1,000,000 AvalonBay Communities, Inc 1 .900 12/01/28 940,633
2,908,000 ERP Operating LP 4 .150 12/01/28 2,893,518
180,000 (c) Starwood Property Trust, Inc 5 .250 10/15/28 177,948
1,405,000 Welltower OP LLC 2 .700 02/15/27 1,385,292
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,655,621
FINANCIAL SERVICES - 9.2%
2,000,000 Bank of Montreal 4 .100 12/15/27 1,995,943
2,000,000 (c) Bank of Nova Scotia 1 .188 10/13/26 1,970,506
218,750 BB Blue Financing DAC 4 .395 09/20/29 232,686
3,000,000 (c) Canadian Imperial Bank of Commerce 1 .846 01/19/27 2,950,288
250,000 (c) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 264,798
530,000 Community Preservation Corp 2 .867 02/01/30 492,855
2,130,000 (c) Equitable Financial Life Global Funding 1 .300 07/12/26 2,112,546
250,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 254,456
650,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 672,608
274,000 (c) HAT Holdings I LLC 3 .375 06/15/26 273,033
4,750,000 (a) International Finance Corp, (SOFR Compounded Index + 0.270%) 3 .936 07/30/27 4,755,591
1,145,000 (a) International Finance Corp, (SOFR Compounded Index + 0.310%) 3 .970 08/28/28 1,147,414
3,500,000 (a) International Finance Corp, (SOFR Compounded Index + 0.360%) 4 .016 08/28/29 3,509,623
750,000 Low Income Investment Fund 3 .711 07/01/29 725,155
2,500,000 Mastercard, Inc 1 .900 03/15/31 2,224,110
2,700,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 2,309,807
500,000 Private Export Funding Corp 1 .400 07/15/28 472,659
668,000 Private Export Funding Corp 4 .300 12/15/28 675,577
263,000 (c) Starwood Property Trust, Inc 6 .500 10/15/30 266,738
2,500,000 Toronto-Dominion Bank, Reg S 4 .701 06/05/26 2,503,303
1,500,000 Visa, Inc 0 .750 08/15/27 1,436,028
244,631 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 237,564
246,972 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 254,826
231,250 (c) WLB Asset VII Pte Ltd 5 .880 07/30/29 230,694
TOTAL FINANCIAL SERVICES 31,968,808
FOOD, BEVERAGE & TOBACCO - 1.1%
275,000 Campbell Soup Co 5 .200 03/21/29 277,630
3,400,000 (c) Maple Parent Holdings Corp 4 .750 03/26/29 3,399,452
TOTAL FOOD, BEVERAGE & TOBACCO 3,677,082
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
500,000 International Finance Facility for Immunisation Co, Reg S 4 .125 10/29/27 500,874
4,915,000 Kaiser Foundation Hospitals 3 .150 05/01/27 4,863,853

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.8% (continued)
$ 1,000,000 Seattle Children's Hospital 1 .208% 10/01/27 $ 955,699
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,320,426
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,016,909
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,016,909
INSURANCE - 3.6%
3,107,000 (c) Metropolitan Life Global Funding I 4 .400 06/30/27 3,112,430
3,100,000 (c) Pacific Life Global Funding II 1 .375 04/14/26 3,097,029
3,600,000 (c) Principal Life Global Funding II 1 .250 08/16/26 3,560,257
1,500,000 (c) Protective Life Corp 4 .700 01/15/31 1,485,548
1,250,000 (c) USAA Capital Corp 2 .125 05/01/30 1,140,424
TOTAL INSURANCE 12,395,688
MATERIALS - 0.4%
1,280,000 (c) Ardagh Metal Packaging Finance USA LLC 6 .250 01/30/31 1,269,008
TOTAL MATERIALS 1,269,008
MEDIA & ENTERTAINMENT - 0.4%
1,350,000 (c) Central American Bank for Economic Integration 3 .750 01/22/29 1,339,254
TOTAL MEDIA & ENTERTAINMENT 1,339,254
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
3,500,000 Pfizer, Inc 2 .625 04/01/30 3,277,176
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,277,176
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
2,500,000 Bridge Housing Corp 3 .250 07/15/30 2,326,672
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,326,672
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
4,500,000 Apple, Inc 3 .000 06/20/27 4,451,446
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,451,446
TELECOMMUNICATION SERVICES - 0.4%
1,000,000 Verizon Communications, Inc 1 .500 09/18/30 877,355
495,000 (c) WULF COMPUTE LLC 7 .750 10/15/30 523,057
TOTAL TELECOMMUNICATION SERVICES 1,400,412
TRANSPORTATION - 1.8%
528,979 (c) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 521,651
1,029,063 (c) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 1,016,441
437,360 (c) Air Canada Pass Through Trust 3 .300 01/15/30 418,219
1,685,471 (c) British Airways 2021-, Cl A Pass Through Trust 2 .900 03/15/35 1,545,856
6,213 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 6,205
3,250,000 Norfolk Southern Corp 2 .300 05/15/31 2,908,364
TOTAL TRANSPORTATION 6,416,736
UTILITIES - 7.9%
1,000,000 Abu Dhabi Future Energy Co Pjsc Masdar, Reg S 4 .875 05/21/30 993,115
580,000 AES Corp 2 .450 01/15/31 513,115
475,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 475,392
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 599,865
1,000,000 (c) California Buyer Ltd 6 .375 02/15/32 977,074
250,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 249,625
500,000 Connecticut Light and Power Co 4 .650 01/01/29 504,209
126,913 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 127,908
393,589 (c) Continental Wind LLC 6 .000 02/28/33 401,721
250,000 (c) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 252,810
1,000,000 DTE Electric Co 1 .900 04/01/28 957,339
3,089,000 Evergy Kansas Central, Inc 2 .550 07/01/26 3,076,191
425,000 (c) International Development Association 4 .375 11/27/29 431,331
450,000 (c) International Development Association 4 .000 06/11/30 450,717
569,000 International Development Association, Reg S 1 .000 12/03/30 496,924
2,500,000 Interstate Power and Light Co 4 .100 09/26/28 2,482,176
2,805,000 Interstate Power and Light Co 3 .600 04/01/29 2,741,467
500,000 (c) Liberty Utilities Finance GP 2 .050 09/15/30 448,680
500,000 MidAmerican Energy Co 3 .650 04/15/29 490,940
2,086,000 (c) New York State Electric & Gas Corp 2 .150 10/01/31 1,821,125
237,000 (c),(e) NextEra Energy Operating Partners LP 7 .250 01/15/29 243,912

Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 7.9% (continued)
$ 1,500,000 (c) Niagara Mohawk Power Corp 1 .960% 06/27/30 $ 1,349,190
433,944 PG&E Recovery Funding LLC 4 .838 06/01/33 440,387
250,000 Public Service Co of Colorado 3 .700 06/15/28 246,687
1,050,000 (c) Puget Energy, Inc 7 .000 09/15/56 1,041,999
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 279,355
218,473 SCE Recovery Funding LLC 1 .977 11/15/28 211,405
2,062,646 (c) Solar Star Funding LLC 3 .950 06/30/35 1,957,739
1,880,259 (c) Solar Star Funding LLC 5 .375 06/30/35 1,886,716
275,000 Southern California Edison Co 4 .875 02/01/27 275,685
1,000,000 Zions Bancorp NA 4 .704 08/18/28 991,097
TOTAL UTILITIES 27,415,896
TOTAL CORPORATE BONDS
(Cost $192,292,117) 191,825,431
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 33.1%
AGENCY SECURITIES - 0.2%
597,596 Thirax  LLC 0 .968 01/14/33 532,941
125,344 United States International Development Finance Corp 1 .050 10/15/29 118,731
125,344 United States International Development Finance Corp 1 .790 10/15/29 120,177
46,411 Windermere Aviation LLC 2 .351 05/27/26 46,281
TOTAL AGENCY SECURITIES 818,130
FOREIGN GOVERNMENT BONDS - 9.3%
3,100,000 African Development Bank 4 .125 02/25/27 3,107,346
2,200,000 Arab Petroleum Investments Corp, Reg S 1 .483 10/06/26 2,167,000
1,500,000 (c) Arab Petroleum Investments Corp 1 .483 10/06/26 1,477,500
1,000,000 (c) Arab Petroleum Investments Corp 5 .428 05/02/29 1,025,677
1,000,000 Asian Development Bank 1 .750 08/14/26 992,403
103,000 Asian Development Bank 2 .375 08/10/27 101,050
3,750,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 3,767,894
1,700,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S 4 .280 08/16/27 1,708,159
2,465,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .280 08/16/27 2,476,831
250,000 (c) BNG Bank NV 3 .500 05/19/28 248,001
250,000 Canada Government International Bond 4 .000 03/18/30 251,040
2,500,000 (c) CDP Financial, Inc 1 .000 05/26/26 2,489,088
119,000 European Investment Bank 0 .875 05/17/30 105,372
450,000 Export Development Canada 3 .875 02/14/28 450,155
1,484,000 Inter-American Development Bank 0 .875 04/20/26 1,481,670
500,000 Inter-American Investment Corp 4 .125 02/15/28 502,076
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 239,925
500,000 (f) International Bank for Reconstruction & Development 0 .000 03/31/28 492,770
1,000,000 International Finance Corp 2 .126 04/07/26 999,629
1,478,000 International Finance Corp 4 .375 01/15/27 1,483,855
3,000,000 International Finance Facility for Immunisation Co, Reg S 1 .000 04/21/26 2,995,529
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 502,914
250,000 Japan International Cooperation Agency 4 .000 05/23/28 249,516
200,000 Japan International Cooperation Agency 4 .250 05/22/30 200,413
1,000,000 (a),(c) Korea Electric Power Corp, (SOFR + 0.620%) 4 .280 11/12/28 1,001,192
1,000,000 (c) Korea Electric Power Corp 4 .125 11/12/30 990,869
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 493,113
500,000 Province of Ontario Canada 1 .125 10/07/30 439,838
TOTAL FOREIGN GOVERNMENT BONDS 32,440,825
MORTGAGE BACKED - 1.8%
27,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .262 07/25/42 27,816
50,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 51,886
30,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .362 07/25/43 30,688
1,750,000 (a),(c) LEX Trust, (TSFR1M + 1.350%) 5 .000 03/15/43 1,745,092
750,000 (a),(c) LEX Trust, (TSFR1M + 1.700%) 5 .350 03/15/43 746,330
1,000,000 (a),(c) NYC Commercial Mortgage Trust, (TSFR1M + 3.191%) 6 .851 10/15/40 1,004,531

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,500,000 (a),(b),(c) SLG Office Trust 4 .965% 04/15/41 $ 2,510,159
TOTAL MORTGAGE BACKED 6,116,502
MUNICIPAL BONDS - 6.0%
1,000,000 Arizona Industrial Development Authority 4 .604 10/01/28 1,004,936
1,000,000 Arizona Industrial Development Authority 4 .709 10/01/29 1,008,411
550,000 Broomfield Urban Renewal Authority 4 .650 12/01/27 555,894
500,000 California Earthquake Authority 5 .603 07/01/27 504,550
500,000 California Health Facilities Financing Authority 3 .690 06/01/31 485,065
205,000 California State Public Works Board 3 .770 11/01/26 204,692
2,500,000 City & County of San Francisco CA 3 .700 06/15/26 2,499,286
117,179 (g) City of Fort Wayne IN 10 .750 12/01/29 12
250,000 City of North Platte NE Combined Utilities Revenue 4 .388 12/15/27 251,473
250,000 City of North Platte NE Combined Utilities Revenue 4 .140 12/15/30 248,402
750,000 City of Oakland CA 4 .005 07/15/27 750,227
545,000 City of Oakland CA 4 .176 07/15/29 545,660
1,000,000 Columbus Metropolitan Housing Authority 4 .600 12/01/28 993,605
398,000 Connecticut Green Bank 4 .000 11/15/30 395,441
500,000 Denver City & County Housing Authority 4 .125 06/01/28 501,108
500,000 Hidalgo County Drain District No 3 .939 09/01/26 499,871
470,000 Illinois Housing Development Authority 3 .330 04/01/26 470,000
250,000 Iowa Finance Authority 1 .014 08/01/26 247,679
350,000 (c) Iowa Finance Authority 7 .000 11/01/27 353,078
250,000 Jersey City Municipal Utilities Authority 4 .800 05/01/26 250,063
1,500,000 Jersey City Redevelopment Agency 4 .500 12/09/26 1,501,907
300,000 Maryland Health & Higher Educational Facilities Authority 5 .362 07/01/30 302,788
250,000 Montgomery County Housing Opportunities Commission 4 .352 12/01/26 250,810
1,000,000 (a),(c) New Hampshire Business Finance Authority 3 .970 02/01/29 1,000,000
500,000 New York City Housing Development Corp 4 .269 02/01/30 502,104
250,000 New York State Energy Research & Development Authority 5 .739 04/01/26 250,000
815,000 New York State Energy Research & Development Authority 5 .822 04/01/27 817,246
350,000 New York State Energy Research & Development Authority 6 .222 04/01/40 359,218
250,000 Pharr Economic Development Corp 3 .016 08/15/26 249,184
1,000,000 Redevelopment Authority of the City of Philadelphia 3 .965 11/01/26 999,785
1,000,000 Redevelopment Authority of the City of Philadelphia 4 .132 11/01/30 995,118
187,369 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 184,740
250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 1 .271 10/01/26 246,598
470,000 Town of Erie CO 3 .750 12/01/26 469,679
400,000 Utah Transit Authority 1 .411 12/15/26 393,297
250,000 Village of Deerfield IL 4 .000 12/01/28 249,457
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 246,755
TOTAL MUNICIPAL BONDS 20,788,139
U.S. TREASURY SECURITIES - 15.8%
33,690,000 United States Treasury Note 3 .875 03/31/28 33,740,009
15,592,000 United States Treasury Note 3 .500 03/15/29 15,454,352
5,720,000 United States Treasury Note 3 .875 03/31/31 5,701,678
TOTAL U.S. TREASURY SECURITIES 54,896,039
TOTAL GOVERNMENT BONDS
(Cost $115,142,590) 115,059,635
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 7.9%
ASSET BACKED - 5.1%
2,296,830 (c) Air Canada 2020-2, Class A Pass Through Trust, Series 2020 A 5 .250 04/01/29 2,326,546
250,000 (c) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 242,289
1,500,000 (c) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 1,431,062
1,388,844 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 1,371,908
1,553,674 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 1,502,408
150,908 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 145,248
209,959 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 167,720
212,107 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 121,581
416,404 (c) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 379,628
66,420 (c) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 63,730

Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 100,590 (c) HERO Funding Trust, Series 2016 3A 3 .910% 09/20/42 $ 95,397
82,580 (c) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 71,575
500,000 (c) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 510,829
76,329 (c) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 67,300
171,678 (c) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 144,999
225,004 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 185,862
203,594 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 116,101
20,775 (c) Renew, Series 2017 1A 3 .670 09/20/52 19,372
2,500,000 (c) Sabal Issuer LLC, Series 2026 1A 6 .000 05/02/61 2,500,210
1,500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 0.972%), Series 2021 LIH 4 .645 11/15/36 1,498,394
172,863 (c) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 139,369
226,940 (c) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 190,041
213,046 (c) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 195,702
396,978 (c) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 382,965
243,618 (c) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 234,079
248,676 (c) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 225,710
250,000 (c) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 240,861
730,000 (c) Switch ABS Issuer LLC, Series 2025 2A 5 .121 10/25/55 712,910
172,876 (c) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 173,218
462,290 (c) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 463,148
1,083,391 (c) Tesla Sustainable Energy Trust, Series 2024 1A 5 .080 06/21/50 1,083,179
493,158 (c) Trinity Rail Leasing L.P., Series 2025 1A 5 .090 10/19/55 491,164
164,544 (c) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 161,313
TOTAL ASSET BACKED 17,655,818
OTHER MORTGAGE BACKED - 2.8%
200,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .037 04/15/34 177,675
2,000,000 (c) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 1,939,582
250,000 (c) BX Trust, Series 2022 CLS 6 .300 10/13/27 250,236
245,979 (a),(c) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .163 01/17/39 246,059
737,937 (a),(c) BX TRUST, (TSFR1M + 2.090%), Series 2022 AHP 5 .763 01/17/39 738,359
235,000 (c) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 217,288
975,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .280 04/15/42 8,176
250,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .117 04/15/42 253,653
100,000 (c) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 99,767
315,000 (a),(c) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .373 10/15/40 314,765
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 5 .552 07/15/36 237,637
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 206,373
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 221,646
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .002 07/15/36 180,083
182,612 (c) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 176,007
27,382,754 (a),(c) SLG Office Trust, Series 2021 OVA 0 .258 07/15/41 295,775
1,000,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .044 11/15/36 998,380
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .443 11/15/36 499,525
270,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 5 .742 11/15/36 269,836
2,500,000 (a),(c) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .215 08/15/42 2,497,629
TOTAL OTHER MORTGAGE BACKED 9,828,451
TOTAL STRUCTURED ASSETS
(Cost $28,098,872) 27,484,269
TOTAL LONG-TERM INVESTMENTS
(Cost $341,992,172) 340,821,027

See Notes to Financial Statements
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
260,181 (h) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680% (i) $ 260,181
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $260,181) 260,181
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.9%
REPURCHASE AGREEMENT - 2.9%
$ 10,074,000 (j) Fixed Income Clearing Corporation 3 .660 04/01/26 10,074,000
TOTAL REPURCHASE AGREEMENT 10,074,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,074,000) 10,074,000
TOTAL INVESTMENTS - 101.1%
(Cost $352,326,353) 351,155,208
OTHER ASSETS & LIABILITIES, NET - (1.1)% (3,845,863)
NET ASSETS - 100.0% $ 347,309,345
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $108,229,356 or 30.8% of Total
Investments.
(d) Perpetual security. Maturity date is not applicable.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,851,157.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $10,075,024 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $10,275,542.

Short Term Bond
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
BANK LOAN OBLIGATIONS - 0.8%
CAPITAL GOODS - 0.1%
$ 1,242,541 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5 .676% 07/27/28 $ 1,244,877
TOTAL CAPITAL GOODS 1,244,877
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
656,845 (a) American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 01/31/31 657,906
1,731,216 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .168 07/16/32 1,705,248
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,363,154
CONSUMER SERVICES - 0.3%
1,371,534 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .418 09/23/30 1,370,169
1,943,891 (a) Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%) 5 .429 11/08/30 1,949,869
771,981 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .544 03/15/28 775,841
1,394,438 (a) Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%) 5 .418 05/24/30 1,401,117
TOTAL CONSUMER SERVICES 5,496,996
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
730,720 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 11/22/28 737,961
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 737,961
FINANCIAL SERVICES - 0.0%
693,034 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .418 06/24/31 690,393
TOTAL FINANCIAL SERVICES 690,393
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,546,071 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .918 05/05/28 1,553,802
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,553,802
SOFTWARE & SERVICES - 0.1%
1,268,333 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .418 09/12/29 1,257,686
TOTAL SOFTWARE & SERVICES 1,257,686
TOTAL BANK LOAN OBLIGATIONS
(Cost $13,292,438) 13,344,869
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 38 .8%
AUTOMOBILES & COMPONENTS - 2.3%
2,725,000 (b) Denso Corp 1 .239 09/16/26 2,686,232
2,200,000 (b) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,207,790
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 11,001,027
5,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 5,044,028
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 869,020
7,500,000 Toyota Motor Credit Corp 4 .550 08/07/26 7,509,222
10,000,000 Toyota Motor Credit Corp 4 .500 05/14/27 10,039,384
TOTAL AUTOMOBILES & COMPONENTS 39,356,703
BANKS - 13.2%
1,125,000 (b),(c) Banco Bradesco S.A. 6 .500 01/22/30 1,162,462
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,828,199
5,000,000 (b) Bangkok Bank PCL 4 .507 11/26/30 4,953,893
2,400,000 (b) Bank Hapoalim BM, Reg S 4 .722 07/14/29 2,371,241
25,000,000 Bank of America Corp 4 .979 01/24/29 25,194,772
5,000,000 Bank of America Corp 5 .819 09/15/29 5,157,946
2,850,000 Bank of New York Mellon Corp 4 .026 01/22/30 2,821,470
1,800,000 Barclays plc 4 .837 09/10/28 1,806,925
5,000,000 Barclays plc 6 .490 09/13/29 5,205,378
2,900,000 (b) Caixa Economica Federal 5 .625 05/13/30 2,920,590
24,000,000 CitiBank NA 4 .576 05/29/27 24,095,480
5,000,000 CitiBank NA 4 .876 11/19/27 5,016,215
2,150,000 (b) Credit Agricole S.A. 5 .222 05/27/31 2,176,116
14,450,000 HSBC Holdings plc 5 .130 11/19/28 14,555,341
5,000,000 ING Groep NV 4 .803 03/23/32 4,970,064
1,600,000 (b),(c) Itau Unibanco Holding S.A. 6 .000 02/27/30 1,641,728
10,000,000 JPMorgan Chase & Co 4 .915 01/24/29 10,085,168
10,000,000 JPMorgan Chase & Co 5 .581 04/22/30 10,306,660

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 13.2% (continued)
$ 3,000,000 JPMorgan Chase & Co 4 .995% 07/22/30 $ 3,042,591
10,000,000 JPMorgan Chase & Co 4 .603 10/22/30 10,021,328
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,056,015
4,000,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 5 .049 01/28/31 3,941,840
8,400,000 Morgan Stanley Bank NA 5 .504 05/26/28 8,495,532
5,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 5,029,656
5,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 5,053,514
15,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 14,999,444
4,275,000 (b),(c) NatWest Markets plc 5 .416 05/17/27 4,328,775
11,200,000 PNC Bank NA 4 .543 05/13/27 11,200,447
4,000,000 (b) United Overseas Bank Ltd 1 .250 04/14/26 3,995,634
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 21,973,420
TOTAL BANKS 229,407,844
CAPITAL GOODS - 1.9%
5,000,000 Boeing Co 3 .250 02/01/28 4,901,242
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 10,002,840
5,000,000 Eaton Corp 3 .950 03/06/29 4,950,067
3,000,000 (b) Embraer Netherlands Finance BV 7 .000 07/28/30 3,258,345
5,000,000 (b) Honeywell Aerospace, Inc 4 .300 03/16/31 4,945,923
5,000,000 L3Harris Technologies, Inc 4 .400 06/15/28 5,003,098
TOTAL CAPITAL GOODS 33,061,515
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
7,900,000 Amazon.com, Inc 4 .250 03/13/31 7,841,774
1,550,000 AutoNation, Inc 4 .450 01/15/29 1,537,114
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,722,486
10,000,000 Walmart, Inc 4 .100 04/28/27 10,016,425
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 22,117,799
ENERGY - 2.2%
5,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 5,065,630
1,000,000 Ecopetrol S.A. 4 .625 11/02/31 888,730
4,125,000 Enbridge, Inc 4 .600 06/20/28 4,135,777
3,000,000 Energy Transfer LP 5 .250 07/01/29 3,065,610
2,275,000 Energy Transfer LP 5 .200 04/01/30 2,325,783
2,991,000 Hess Corp 4 .300 04/01/27 2,992,735
3,600,000 (b) Pertamina Hulu Energi PT 5 .250 05/21/30 3,608,729
3,000,000 Petrobras Global Finance BV 5 .125 09/10/30 2,939,550
1,000,000 Petroleos Mexicanos 6 .840 01/23/30 1,002,208
3,000,000 (b) Petronas Capital Ltd 4 .950 01/03/31 3,066,152
2,000,000 (b) S.A. Global Sukuk Ltd 4 .125 09/17/30 1,930,383
2,275,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 2,284,142
5,000,000 Totalenergies Capital USA LLC 4 .248 01/13/31 4,953,869
TOTAL ENERGY 38,259,298
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
8,000,000 American Tower Corp 5 .250 07/15/28 8,138,546
3,000,000 Essex Portfolio LP 1 .700 03/01/28 2,846,825
5,000,000 GLP Capital LP 5 .750 06/01/28 5,076,140
4,986,000 Healthcare Realty Holdings LP 3 .750 07/01/27 4,937,920
3,000,000 Healthcare Realty Holdings LP 2 .050 03/15/31 2,603,830
4,800,000 Kite Realty Group LP 4 .000 10/01/26 4,786,509
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,459,151
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,848,921
FINANCIAL SERVICES - 2.9%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,559,886
5,000,000 AerCap Ireland Capital DAC 4 .125 02/28/29 4,932,363
5,000,000 American Express Co 4 .351 07/20/29 4,996,429
3,000,000 American Express Co 5 .532 04/25/30 3,088,955
1,575,000 (b) Banco BTG Pactual S.A. 5 .500 01/27/31 1,521,450
10,000,000 Goldman Sachs Group, Inc 4 .153 10/21/29 9,906,687
10,000,000 Morgan Stanley 4 .994 04/12/29 10,091,678
1,675,000 Morgan Stanley 5 .449 07/20/29 1,704,864
4,000,000 (b) Rocket Mortgage LLC 2 .875 10/15/26 3,956,730

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.9% (continued)
$ 5,000,000 State Street Corp 5 .272% 08/03/26 $ 5,016,523
TOTAL FINANCIAL SERVICES 50,775,565
FOOD, BEVERAGE & TOBACCO - 1.3%
3,000,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,099,696
10,550,000 (b) Mars, Inc 4 .800 03/01/30 10,661,029
5,000,000 Philip Morris International, Inc 4 .125 04/28/28 4,991,711
3,000,000 Philip Morris International, Inc 4 .875 02/13/29 3,044,677
TOTAL FOOD, BEVERAGE & TOBACCO 21,797,113
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
5,000,000 Augusta SpinCo Corp 4 .398 03/23/29 4,986,315
3,000,000 Baxter International, Inc 4 .450 02/15/29 2,962,324
13,750,000 CVS Health Corp 4 .300 03/25/28 13,701,266
8,200,000 HCA, Inc 5 .200 06/01/28 8,323,369
5,000,000 UnitedHealth Group, Inc 4 .250 01/15/29 4,991,113
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,964,387
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,000,000 Unilever Capital Corp 4 .250 08/12/27 5,014,849
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,014,849
INSURANCE - 0.4%
5,000,000 Arthur J Gallagher & Co 4 .850 12/15/29 5,053,416
2,050,000 Brown & Brown, Inc 4 .700 06/23/28 2,055,932
TOTAL INSURANCE 7,109,348
MATERIALS - 0.8%
3,401,000 Amcor Finance USA, Inc 3 .625 04/28/26 3,399,050
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,114,699
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,197,393
2,000,000 (b) Kraton Corp 5 .000 07/15/27 2,015,500
2,000,000 (b) Momentive Performance Materials, Inc 4 .125 10/22/28 1,984,466
1,000,000 (b) OCP S.A. 6 .100 04/30/30 1,015,675
660,000 (b) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 648,648
1,600,000 (b) POSCO 5 .750 01/17/28 1,631,943
TOTAL MATERIALS 14,007,374
MEDIA & ENTERTAINMENT - 0.4%
615,000 (b) CCO Holdings LLC 5 .125 05/01/27 614,304
6,000,000 Comcast Corp 3 .300 02/01/27 5,955,532
TOTAL MEDIA & ENTERTAINMENT 6,569,836
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
5,000,000 AbbVie, Inc 4 .650 03/15/28 5,045,515
9,600,000 Amgen, Inc 5 .150 03/02/28 9,740,684
1,550,000 Novartis Capital Corp 4 .400 03/18/31 1,549,667
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 8,047,480
633,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 631,544
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 25,014,890
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,800,000 Broadcom, Inc 5 .050 07/12/29 5,919,915
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,919,915
SOFTWARE & SERVICES - 1.2%
5,000,000 Accenture Capital, Inc 3 .900 10/04/27 4,990,816
925,000 (b) Gen Digital, Inc 6 .750 09/30/27 925,936
5,000,000 Meta Platforms, Inc 4 .200 11/15/30 4,951,484
10,000,000 Oracle Corp 4 .550 02/04/29 9,873,617
TOTAL SOFTWARE & SERVICES 20,741,853
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
5,000,000 Alphabet, Inc 3 .875 11/15/28 4,983,793
1,275,000 Alphabet, Inc 3 .700 02/15/29 1,264,042
3,000,000 Amphenol Corp 5 .050 04/05/29 3,063,430
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,311,265
TELECOMMUNICATION SERVICES - 1.0%
2,650,000 (b) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 2,668,550
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,950,478
2,000,000 (b) Turk Telekomunikasyon AS. 7 .375 05/20/29 2,020,541

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 5,500,000 Verizon Communications, Inc 3 .150% 03/22/30 $ 5,238,393
TOTAL TELECOMMUNICATION SERVICES 17,877,962
TRANSPORTATION - 0.3%
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 1,927,500
3,170,000 (b) Transnet SOC Ltd 8 .250 02/06/28 3,280,729
TOTAL TRANSPORTATION 5,208,229
UTILITIES - 3.2%
1,400,000 (b) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,431,080
3,400,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 3,394,900
488,613 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 492,446
2,675,000 DTE Electric Co 4 .250 05/14/27 2,676,158
5,000,000 DTE Energy Co 5 .200 04/01/30 5,099,325
5,000,000 Florida Power & Light Co 4 .400 05/15/28 5,020,037
5,000,000 Georgia Power Co 4 .000 10/01/28 4,970,710
2,500,000 (b) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 2,450,062
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,587,648
3,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 3,043,603
5,000,000 NiSource, Inc 5 .250 03/30/28 5,078,824
5,000,000 Public Service Electric and Gas Co 4 .200 01/01/31 4,933,669
5,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 4,963,224
4,473,101 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 4,494,461
1,378,000 WEC Energy Group, Inc 5 .600 09/12/26 1,384,943
5,000,000 WEC Energy Group, Inc 4 .750 01/15/28 5,036,586
TOTAL UTILITIES 56,057,676
TOTAL CORPORATE BONDS
(Cost $671,178,517) 673,422,342
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 37.4%
AGENCY SECURITIES - 0.0%
510,000 Montefiore Medical Center 2 .152 10/20/26 506,041
TOTAL AGENCY SECURITIES 506,041
FOREIGN GOVERNMENT BONDS - 1.7%
2,500,000 Brazilian Government International Bond 5 .500 11/06/30 2,541,625
1,500,000 Colombia Government International Bond 6 .125 01/21/31 1,473,750
4,275,000 (b) Eagle Funding Luxco Sarl 5 .500 08/17/30 4,297,444
1,000,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,023,166
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 4,126,097
4,625,000 Peruvian Government International Bond 2 .844 06/20/30 4,295,931
900,000 Philippine Government International Bond 2 .457 05/05/30 825,783
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 3,943,900
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,021,572
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 5,163,187
TOTAL FOREIGN GOVERNMENT BONDS 28,712,455
MORTGAGE BACKED - 8.6%
10,094,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .762 03/25/42 10,238,506
6,170,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .312 06/25/42 6,415,067
1,123,816 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .262 07/25/42 1,157,777
7,277,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 7,523,313
9,091,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .212 05/25/43 9,469,209
1,175,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 1,219,320
460,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .362 07/25/43 470,550
3,273 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5 .940 07/25/34 3,250
17,881,250 (a) Fannie Mae REMICS, (SOFR30A + 1.400%) 5 .062 08/25/54 18,041,637
13,403,899 (a) Fannie Mae REMICS, (SOFR30A + 1.250%) 4 .912 10/25/54 13,486,685
20,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .012 05/25/42 20,437,314
1,097,357 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .162 06/25/42 1,139,033
1,510,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7 .662 07/25/42 1,557,437
3,830,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .912 04/25/43 3,978,510
4,550,522 Ginnie Mae I Pool 2 .000 05/15/31 4,278,570
14,391,872 Ginnie Mae I Pool 1 .730 07/15/37 12,351,193
42,074 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .453 03/25/35 39,982

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 330,724 (b) Imperial Fund Mortgage Trust 4 .638% 03/25/67 $ 315,772
4,000,000 (a),(b) LSTR Trust, (TSFR1M + 1.500%) 5 .173 12/15/40 3,990,336
2,000,000 (a),(b) LSTR Trust, (TSFR1M + 1.950%) 5 .623 12/15/40 1,994,815
311,607 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 300,726
1,088,222 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 1,062,479
6,950,000 (a),(b) PLYM Commercial Mortgage Trust, (TSFR1M + 1.250%) 4 .900 03/15/43 6,925,524
22,243,716 (a),(b) Sequoia Mortgage Trust, (SOFR30A + 1.250%) 4 .912 02/25/56 22,287,163
TOTAL MORTGAGE BACKED 148,684,168
U.S. TREASURY SECURITIES - 27.1%
40,446,000 United States Treasury Note 3 .875 05/31/27 40,472,859
59,635,000 United States Treasury Note 3 .875 03/31/28 59,723,521
74,420,000 United States Treasury Note 3 .500 03/15/29 73,763,011
68,411,000 (d) United States Treasury Note 3 .875 04/30/30 68,336,176
62,628,000 United States Treasury Note 3 .875 07/31/30 62,522,804
19,963,000 United States Treasury Note 3 .625 09/30/30 19,714,242
8,946,000 United States Treasury Note 3 .750 01/31/31 8,869,819
334,100 United States Treasury Note/Bond 3 .625 05/15/26 334,028
112,057,000 United States Treasury Note/Bond 1 .500 08/15/26 111,106,791
16,050,000 United States Treasury Note/Bond 0 .500 06/30/27 15,406,746
11,000,000 United States Treasury Note/Bond 1 .375 10/31/28 10,344,297
TOTAL U.S. TREASURY SECURITIES 470,594,294
TOTAL GOVERNMENT BONDS
(Cost $650,334,601) 648,496,958
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 21.8%
ASSET BACKED - 10.4%
7,000,000 (b) Affirm Master Trust, Series 2026 1A 4 .370 02/15/34 6,971,910
3,208,332 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 3,211,130
55,677 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 0
135,686 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%), Series
2002 HE1
5 .424 03/15/32 155,998
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .360 06/20/30 9,197,713
1,891,715 (b) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 1,867,524
2,081,072 (b) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 2,056,298
16,085,000 CarMax Auto Owner Trust, Series 2024 4 4 .600 10/15/29 16,169,408
366 Centex Home Equity, Series 2002 A 5 .540 01/25/32 365
31,765 (a) Centex Home Equity, (TSFR1M + 0.759%), Series 2004 B 4 .438 03/25/34 31,339
9,397,060 (b) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 7,873,328
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2 5 .700 02/26/35 109,119
6,511,000 (b) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 6,409,415
10,697,500 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 10,122,261
698,206 (b) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 649,643
3,100,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .610 08/15/29 3,119,045
1,500,000 (b) Ford Credit Auto Owner Trust, Series 2021 1 1 .610 10/17/33 1,498,235
4,350,000 (a),(b) Galaxy XXII CLO Ltd, (TSFR3M + 1.400%), Series 2016 22A 5 .063 04/16/34 4,312,655
2,000,000 (a),(b) Galaxy XXV CLO Ltd, (TSFR3M + 1.550%), Series 2018 25A 5 .218 04/25/36 2,001,942
9,558,571 GM Financial Automobile Leasing Trust, Series 2024 2 5 .390 07/20/27 9,580,086
3,319,895 (b) Hilton Grand Vacations Trust, Series 2024 2A 5 .500 03/25/38 3,367,451
234,209 IMC Home Equity Loan Trust (Step Bond), Series 1998 3 5 .432 08/20/29 233,003
1,135,000 (a),(b) KKR CLO 18 Ltd, (TSFR3M + 1.550%), Series 2025 18 5 .218 10/18/35 1,134,285
6,101,043 (b) MVW LLC, Series 2025 1A 4 .970 09/22/42 6,134,060
6,160,630 (b) MVW LLC, Series 2024 1A 5 .320 02/20/43 6,220,108
1,277,487 (b) Navient Private Education Refi Loan Trust, Series 2021 A 0 .840 05/15/69 1,169,541
5,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, (TSFR3M + 0.950%), Series 2021 42A 4 .621 07/16/36 4,990,000
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, (TSFR3M + 1.550%), Series 2022 47A 5 .217 04/16/35 2,001,010
5,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd, (TSFR3M + 1.400%), Series 2022 51A 5 .068 10/23/36 5,000,345
4,250,000 (b) Onemain Financial Issuance Trust, Series 2025 1A 4 .820 07/14/38 4,258,644
277,691 (b) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 273,358
8,425,000 (b) PFS Financing Corp, Series 2024 B 4 .950 02/15/29 8,475,660
9,630,000 (b) PFS Financing Corp, Series 2024 D 5 .340 04/15/29 9,736,086
4,000,000 Santander Drive Auto Receivables Trust, Series 2025 3 4 .380 01/15/30 4,005,866

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,482,635 (b) SCCU Auto Receivables Trust, Series 2024 1A 5 .110% 06/15/29 $ 4,503,284
4,519,875 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 4,088,629
2,344,900 (b) ServiceMaster Funding LLC, Series 2020 1 2 .841 10/30/51 2,229,344
5,476,875 (b) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 5,204,599
12,615,300 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 12,331,041
5,000,000 (a),(b) Thayer Park CLO Ltd, (TSFR3M + 1.000%), Series 2017 1A 4 .668 04/20/34 4,992,260
5,528,726 (b) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,113,359
TOTAL ASSET BACKED 180,799,347
OTHER MORTGAGE BACKED - 11.4%
2,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, (TSFR1M + 1.925%), Series 2025 BTR1 5 .600 01/20/41 2,003,020
2,750,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .423 06/15/35 2,743,574
1,185,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,186,861
2,500,000 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .023 02/15/42 2,496,733
4,119,000 (a),(b) BBCMS Trust, (TSFR1M + 1.297%), Series 2018 CBM 4 .970 07/15/37 4,010,194
3,154,202 (b) BHG Securitization Trust, Series 2025 2CON 4 .840 09/17/36 3,159,590
5,139,935 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.342%), Series 2024 IND2 5 .015 03/15/41 5,145,946
3,282,126 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT 5 .730 08/15/42 3,286,534
5,447,820 (a),(b) BX Trust, (TSFR1M + 1.500%), Series 2025 LUNR 5 .173 06/15/40 5,460,457
5,000,000 (a),(b) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .223 12/15/42 5,012,153
983,916 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5 .513 01/17/39 984,381
8,000,000 (a),(b) CIP Commercial Mortgage Trust, (TSFR1M + 1.400%), Series 2025 SBAY 5 .500 10/15/37 8,006,399
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 2,855,876
1,267,102 (b) COMM Mortgage Trust, Series 2013 CR6 3 .397 03/10/46 1,255,691
4,512,127 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 4,470,615
1,150,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,063,164
797,682 (a) COMM Mortgage Trust, Series 2015 CR26 4 .613 10/10/48 782,558
9,055,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 9,305,403
8,295,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .412 09/25/42 8,704,824
12,515,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 13,020,739
7,148,262 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.450%), Series 2025 R03 5 .112 03/25/45 7,165,032
2,523,039 (b) CSMC OA LLC, Series 2014 USA 3 .304 09/15/37 2,314,441
884,105 (b) CSMC Trust, Series 2020 NQM1 2 .414 05/25/65 849,978
5,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 5,043,627
1,400,000 (a),(b) DBWF Mortgage Trust, Series 2015 LCM 3 .422 06/10/34 1,340,574
1,785,095 (b) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 1,806,841
2,517,083 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 2,178,051
4,300,000 (a),(b) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .173 07/15/40 4,302,041
5,000,000 (a),(b) HYT Commercial Mortgage Trust, (TSFR1M + 1.841%), Series 2024 RGCY 5 .514 09/15/41 5,007,188
1,750,000 (b) ICNQ Mortgage Trust, Series 2024 MF 5 .778 12/10/34 1,796,875
1,500,000 (a),(b) IP Mortgage Trust, Series 2025 IP 5 .540 06/10/42 1,513,711
511,550 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011 C3 5 .013 02/15/46 504,472
2,300,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP3 2 .870 08/15/49 2,284,568
4,226,161 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .537 09/15/47 4,181,100
559,345 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 554,172
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .323 08/15/48 1,132,742
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .323 08/15/48 3,942,888
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .904 03/15/50 1,766,484
4,671,875 (a),(b) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 4 .973 03/15/42 4,660,182
1,422,047 (a),(b) MCR Mortgage Trust, (TSFR1M + 1.758%), Series 2024 HTL 5 .431 02/15/37 1,422,480
4,900,000 (a),(b) MILE Trust, (TSFR1M + 1.500%), Series 2025 STNE 5 .173 07/15/42 4,895,052
1,750,000 (b) MIRA Trust, Series 2023 MILE 6 .755 06/10/38 1,797,855
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,864,688
4,275,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL 5 .077 03/15/39 4,273,772
6,000,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.896%), Series 2022 LPFL 5 .576 03/15/39 5,998,955
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 7,842,172
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 6,649,382
248,875 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 242,716
3,300,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .196 07/15/39 3,343,230
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%), Series 2021 MF 5 .787 07/15/38 1,403,250
2,250,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP 5 .173 09/15/42 2,253,338
3,641,540 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND 6 .073 02/15/39 3,645,170
5,749,338 (a),(b) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 5,092,822

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust, Series 2024 1CHI 4 .954% 07/15/35 $ 1,506,946
1,500,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,533,537
6,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH 5 .415 06/15/42 6,458,948
TOTAL OTHER MORTGAGE BACKED 197,523,992
TOTAL STRUCTURED ASSETS
(Cost $385,885,556) 378,323,339
TOTAL LONG-TERM INVESTMENTS
(Cost $1,720,691,112) 1,713,587,508
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
425,366 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (f) 425,366
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $425,366) 425,366
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.3%
6,138,000 (g) Fixed Income Clearing Corporation 3 .660 04/01/26 6,138,000
TOTAL REPURCHASE AGREEMENT 6,138,000
TREASURY DEBT - 0.4%
1,285,000 United States Treasury Bill 0 .000 04/14/26 1,283,316
5,000,000 United States Treasury Bill 0 .000 06/09/26 4,965,551
TOTAL TREASURY DEBT 6,248,867
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,386,864) 12,386,867
TOTAL INVESTMENTS - 99.5%
(Cost $1,733,503,342) 1,726,399,741
OTHER ASSETS & LIABILITIES, NET - 0.5% 8,499,855
NET ASSETS - 100.0% $ 1,734,899,596
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $541,639,722 or 31.4% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $409,037.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $6,138,624 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $6,260,916.

See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 800 06/30/26  $ 167,188,108 $ 165,956,250 $ (1,231,858)

Short Term Bond Index
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
CORPORATE BONDS - 24 .1%
AUTOMOBILES & COMPONENTS - 0.9%
$ 500,000 American Honda Finance Corp 4 .550% 07/09/27 $ 500,207
750,000 American Honda Finance Corp 4 .900 07/09/27 753,425
750,000 American Honda Finance Corp 4 .550 03/03/28 749,682
500,000 American Honda Finance Corp 4 .250 09/01/28 495,861
500,000 American Honda Finance Corp 4 .150 01/08/29 493,891
400,000 BorgWarner, Inc 2 .650 07/01/27 390,896
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,005,515
750,000 Ford Motor Credit Co LLC 5 .850 05/17/27 755,525
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 197,409
300,000 Ford Motor Credit Co LLC 3 .815 11/02/27 293,983
1,000,000 Ford Motor Credit Co LLC 5 .918 03/20/28 1,012,674
700,000 Ford Motor Credit Co LLC 6 .800 05/12/28 721,070
1,000,000 Ford Motor Credit Co LLC 4 .970 04/06/29 987,662
500,000 General Motors Co 5 .350 04/15/28 507,122
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,008,806
300,000 General Motors Financial Co, Inc 5 .000 07/15/27 301,535
2,000,000 General Motors Financial Co, Inc 5 .350 07/15/27 2,018,931
1,300,000 General Motors Financial Co, Inc 5 .050 04/04/28 1,311,286
1,000,000 General Motors Financial Co, Inc 2 .400 10/15/28 947,954
500,000 General Motors Financial Co, Inc 4 .200 10/27/28 494,850
1,000,000 Honda Motor Co Ltd 4 .436 07/08/28 997,701
200,000 Lear Corp 3 .800 09/15/27 198,001
500,000 Toyota Motor Corp 4 .186 06/30/27 500,506
500,000 Toyota Motor Credit Corp 4 .500 05/14/27 501,969
1,300,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,303,854
500,000 Toyota Motor Credit Corp 3 .750 01/12/28 496,350
600,000 Toyota Motor Credit Corp 4 .625 01/12/28 605,472
1,000,000 Toyota Motor Credit Corp 4 .050 09/05/28 996,755
750,000 Toyota Motor Credit Corp 4 .650 01/05/29 757,572
500,000 Toyota Motor Credit Corp 4 .050 03/13/29 496,999
TOTAL AUTOMOBILES & COMPONENTS 21,803,463
BANKS - 6.8%
3,000,000 Asian Development Bank 3 .125 08/20/27 2,972,520
2,495,000 Asian Development Bank 4 .375 01/14/28 2,519,750
1,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 995,547
500,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 502,065
750,000 Australia & New Zealand Banking Group Ltd 3 .919 12/08/28 745,034
200,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 204,530
600,000 Banco Bilbao Vizcaya Argentaria S.A. 4 .150 03/03/29 593,012
600,000 Banco Santander S.A. 5 .294 08/18/27 605,773
200,000 Banco Santander S.A. 4 .379 04/12/28 199,338
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,415,102
600,000 Banco Santander S.A. 5 .588 08/08/28 614,594
500,000 Bank of ,NV Scotia 4 .404 09/08/28 499,462
500,000 Bank of ,NV Scotia 4 .932 02/14/29 504,198
750,000 Bank of America Corp 3 .705 04/24/28 744,288
1,500,000 Bank of America Corp 4 .376 04/27/28 1,498,896
1,250,000 Bank of America Corp 4 .948 07/22/28 1,258,073
2,000,000 Bank of America Corp 6 .204 11/10/28 2,054,587
2,000,000 Bank of America Corp 3 .419 12/20/28 1,964,743
2,000,000 Bank of America Corp 4 .979 01/24/29 2,015,582
4,500,000 Bank of America Corp 4 .623 05/09/29 4,519,564
1,500,000 Bank of America Corp 5 .819 09/15/29 1,547,384
750,000 Bank of Montreal 5 .370 06/04/27 759,127
600,000 Bank of Montreal 5 .717 09/25/28 617,837
750,000 Bank of Montreal 5 .004 01/27/29 756,726
1,000,000 (a) Bank of Montreal 4 .338 03/19/30 995,617
1,250,000 Bank of New York Mellon 4 .729 04/20/29 1,258,891

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.8% (continued)
$ 250,000 Bank of New York Mellon Corp 4 .026% 01/22/30 $ 247,497
1,025,000 Barclays plc 4 .837 09/10/28 1,028,943
1,000,000 Barclays plc 5 .086 02/25/29 1,008,183
1,000,000 Barclays plc 4 .972 05/16/29 1,006,083
1,500,000 Barclays plc 4 .476 11/11/29 1,491,771
500,000 Barclays plc 4 .219 05/24/30 492,247
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,010,972
750,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 748,043
500,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 504,000
200,000 CIT Group, Inc 6 .125 03/09/28 205,041
1,000,000 CitiBank NA 5 .803 09/29/28 1,038,393
1,000,000 Citigroup, Inc 4 .450 09/29/27 1,000,028
750,000 Citigroup, Inc 4 .643 05/07/28 751,241
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,484,025
2,750,000 Citigroup, Inc 4 .786 03/04/29 2,763,866
1,000,000 Citigroup, Inc 5 .174 02/13/30 1,015,416
500,000 Citizens Bank NA 4 .575 08/09/28 500,253
1,000,000 Commonwealth Bank of Australia 4 .355 03/27/29 1,002,871
500,000 Cooperatieve Rabobank UA 3 .743 01/14/28 496,539
500,000 Cooperatieve Rabobank UA 4 .883 01/21/28 507,045
500,000 Cooperatieve Rabobank UA 3 .957 10/17/28 498,103
1,000,000 Cooperatieve Rabobank UA 4 .322 04/01/29 1,002,536
1,300,000 Deutsche Bank AG. 5 .373 01/10/29 1,314,971
200,000 Deutsche Bank AG. 6 .720 01/18/29 207,209
250,000 Deutsche Bank AG/New York NY 4 .875 12/01/32 248,908
700,000 Fifth Third Bancorp 6 .361 10/27/28 719,786
1,000,000 Fifth Third Bancorp 6 .339 07/27/29 1,036,665
1,500,000 HSBC Holdings plc 5 .597 05/17/28 1,516,851
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,202,549
700,000 HSBC Holdings plc 2 .013 09/22/28 674,800
1,050,000 HSBC Holdings plc 5 .130 11/19/28 1,057,655
1,500,000 HSBC Holdings plc 4 .899 03/03/29 1,508,195
1,000,000 HSBC Holdings plc 2 .206 08/17/29 946,593
1,000,000 HSBC Holdings plc 4 .398 03/10/30 992,584
1,250,000 HSBC USA, Inc 4 .650 06/03/28 1,257,785
750,000 Huntington Bancshares, Inc 6 .208 08/21/29 778,064
1,000,000 Huntington National Bank 4 .871 04/12/28 1,003,380
500,000 ING Groep NV 4 .017 03/28/28 497,680
1,000,000 ING Groep NV 4 .858 03/25/29 1,006,264
2,700,000 JPMorgan Chase & Co 5 .571 04/22/28 2,732,965
500,000 JPMorgan Chase & Co 4 .323 04/26/28 499,772
750,000 JPMorgan Chase & Co 2 .182 06/01/28 731,112
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,510,082
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 1,999,576
2,000,000 JPMorgan Chase & Co 4 .915 01/24/29 2,017,034
1,500,000 JPMorgan Chase & Co 4 .005 04/23/29 1,488,135
1,500,000 JPMorgan Chase & Co 5 .299 07/24/29 1,527,994
1,750,000 JPMorgan Chase & Co 6 .087 10/23/29 1,818,388
500,000 JPMorgan Chase & Co 5 .012 01/23/30 506,995
900,000 KeyBank NA 5 .850 11/15/27 918,926
350,000 KeyCorp 4 .100 04/30/28 347,307
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,504,209
2,010,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 2,014,436
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,418,610
4,715,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,721,766
1,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 993,200
650,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 653,249
1,500,000 Kreditanstalt fuer Wiederaufbau 3 .500 05/15/29 1,486,129
1,500,000 Lloyds Banking Group plc 5 .087 11/26/28 1,513,678
800,000 Lloyds Banking Group plc 5 .871 03/06/29 819,765
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,005,942
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,004,675

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.8% (continued)
$ 750,000 Manufacturers & Traders Trust Co 4 .762% 07/06/28 $ 752,071
700,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 695,185
500,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 498,106
1,250,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,257,774
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,012,052
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,013,485
600,000 Mizuho Financial Group, Inc 5 .667 05/27/29 615,517
900,000 Mizuho Financial Group, Inc 5 .778 07/06/29 924,817
850,000 Morgan Stanley Bank NA 5 .504 05/26/28 859,667
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,005,931
1,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 1,010,703
3,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 2,999,889
1,000,000 Morgan Stanley Private Bank NA 4 .204 11/17/28 996,537
2,500,000 Morgan Stanley Private Bank NA 4 .213 02/08/30 2,474,685
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 1,005,445
1,250,000 National Australia Bank Ltd 4 .308 06/13/28 1,253,365
500,000 National Australia Bank Ltd 3 .850 12/13/28 496,217
500,000 National Bank of Canada 4 .166 01/20/29 497,284
500,000 NatWest Group plc 5 .516 09/30/28 507,328
800,000 NatWest Group plc 4 .892 05/18/29 805,591
1,000,000 NatWest Group plc 5 .808 09/13/29 1,028,904
750,000 Nordic Investment Bank 4 .375 03/14/28 757,632
1,320,000 Nordic Investment Bank 3 .750 08/28/28 1,317,743
750,000 PNC Bank NA 4 .429 07/21/28 749,714
1,100,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,117,137
500,000 PNC Financial Services Group, Inc 4 .075 01/26/29 497,362
1,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 1,024,726
500,000 Royal Bank of Canada 4 .240 08/03/27 499,821
500,000 Royal Bank of Canada 4 .715 03/27/28 501,781
1,000,000 Royal Bank of Canada 4 .965 01/24/29 1,009,312
1,750,000 Royal Bank of Canada 4 .498 08/06/29 1,749,997
1,000,000 Santander Holdings USA, Inc 5 .473 03/20/29 1,013,917
200,000 Santander Holdings USA, Inc 6 .174 01/09/30 206,648
750,000 Santander UK Group Holdings plc 6 .534 01/10/29 773,855
500,000 Santander UK Group Holdings plc 4 .320 09/22/29 495,310
250,000 Standard Chartered Bank 4 .853 12/03/27 252,619
500,000 State Street Corp 4 .330 10/22/27 500,929
1,000,000 State Street Corp 4 .536 02/28/28 1,006,700
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,530,116
500,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 492,983
1,800,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,690,510
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .108 01/15/29 991,251
250,000 Synovus Bank 5 .625 02/15/28 252,803
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 1,005,248
750,000 Toronto-Dominion Bank 4 .861 01/31/28 756,035
750,000 Toronto-Dominion Bank 4 .574 06/02/28 752,311
1,000,000 Toronto-Dominion Bank 4 .109 10/13/28 994,622
500,000 Truist Bank 4 .420 07/24/28 499,974
1,000,000 Truist Bank 4 .144 01/27/29 994,635
1,000,000 Truist Bank 4 .136 10/23/29 990,481
500,000 Truist Financial Corp 4 .123 06/06/28 497,839
800,000 Truist Financial Corp 4 .873 01/26/29 805,264
1,200,000 US Bancorp 4 .548 07/22/28 1,201,078
1,250,000 US Bancorp 4 .653 02/01/29 1,255,718
750,000 US Bancorp 5 .775 06/12/29 771,435
500,000 US Bancorp 5 .384 01/23/30 512,051
1,500,000 Wells Fargo & Co 5 .707 04/22/28 1,519,349
2,750,000 Wells Fargo & Co 3 .584 05/22/28 2,724,013
1,000,000 Wells Fargo & Co 2 .393 06/02/28 976,056
1,500,000 Wells Fargo & Co 4 .970 04/23/29 1,513,006
1,500,000 Wells Fargo & Co 5 .574 07/25/29 1,534,459
1,150,000 Wells Fargo & Co 4 .078 09/15/29 1,137,349

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.8% (continued)
$ 2,000,000 Wells Fargo & Co 4 .182% 01/23/30 $ 1,982,280
300,000 Westpac Banking Corp 4 .043 08/26/27 299,862
250,000 Westpac Banking Corp 5 .457 11/18/27 255,104
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,890,019
250,000 Zions Bancorp NA 4 .483 02/09/29 248,133
TOTAL BANKS 166,628,960
CAPITAL GOODS - 1.2%
350,000 3M Co 2 .875 10/15/27 343,135
600,000 Air Lease Corp 5 .300 02/01/28 606,709
300,000 Air Lease Corp 2 .100 09/01/28 282,111
400,000 Boeing Co 3 .250 02/01/28 392,099
500,000 Boeing Co 3 .450 11/01/28 488,101
250,000 Carlisle Cos, Inc 3 .750 12/01/27 246,942
1,000,000 Caterpillar Financial Services Corp 4 .400 10/15/27 1,004,707
750,000 Caterpillar Financial Services Corp 4 .600 11/15/27 756,421
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,004,932
500,000 Caterpillar Financial Services Corp 4 .100 08/15/28 499,563
500,000 Caterpillar Financial Services Corp 3 .950 11/14/28 497,606
500,000 Caterpillar Financial Services Corp 3 .750 02/23/29 494,020
500,000 CNH Industrial Capital LLC 4 .500 10/08/27 499,780
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 502,094
200,000 CNH Industrial NV 3 .850 11/15/27 197,960
500,000 Cummins, Inc 4 .250 05/09/28 500,706
400,000 Eaton Corp 4 .350 05/18/28 400,962
1,000,000 Eaton Corp 3 .950 03/06/29 990,013
600,000 Emerson Electric Co 2 .000 12/21/28 567,921
400,000 General Dynamics Corp 3 .500 04/01/27 397,841
450,000 General Dynamics Corp 3 .750 05/15/28 447,119
500,000 (b) Honeywell Aerospace, Inc 3 .900 03/16/28 496,318
1,000,000 (b) Honeywell Aerospace, Inc 4 .000 03/16/29 990,662
1,000,000 Howmet Aerospace, Inc 3 .900 04/15/29 985,644
300,000 Hubbell, Inc 3 .500 02/15/28 295,468
250,000 Huntington Ingalls Industries, Inc 3 .483 12/01/27 246,045
750,000 Ingersoll Rand, Inc 5 .197 06/15/27 756,496
1,000,000 John Deere Capital Corp 4 .900 06/11/27 1,009,878
750,000 John Deere Capital Corp 4 .200 07/15/27 752,358
500,000 John Deere Capital Corp 4 .650 01/07/28 504,571
250,000 John Deere Capital Corp 4 .750 01/20/28 253,318
750,000 John Deere Capital Corp 4 .250 06/05/28 752,366
750,000 John Deere Capital Corp 4 .500 01/16/29 757,149
500,000 John Deere Capital Corp 3 .900 03/09/29 496,788
750,000 L3Harris Technologies, Inc 4 .400 06/15/28 750,465
500,000 Lockheed Martin Corp 4 .450 05/15/28 502,977
1,000,000 Lockheed Martin Corp 4 .150 08/15/28 1,000,731
350,000 Masco Corp 1 .500 02/15/28 331,233
500,000 Mosaic Co 4 .350 01/15/29 497,354
800,000 Northrop Grumman Corp 3 .250 01/15/28 785,705
200,000 nVent Finance Sarl 4 .550 04/15/28 199,533
200,000 Otis Worldwide Corp 2 .293 04/05/27 196,177
125,000 Owens Corning 5 .500 06/15/27 126,486
200,000 PACCAR Financial Corp 4 .450 08/06/27 201,127
500,000 PACCAR Financial Corp 4 .550 03/03/28 503,733
300,000 PACCAR Financial Corp 4 .000 11/07/28 298,928
300,000 PACCAR Financial Corp 3 .900 02/05/29 297,723
400,000 Parker-Hannifin Corp 4 .250 09/15/27 400,163
300,000 Quanta Services, Inc 4 .750 08/09/27 301,455
500,000 Quanta Services, Inc 4 .300 08/09/28 499,228
500,000 Raytheon Technologies Corp 3 .125 05/04/27 493,536
200,000 Raytheon Technologies Corp 7 .200 08/15/27 207,863
500,000 Raytheon Technologies Corp 4 .125 11/16/28 497,901
1,000,000 Raytheon Technologies Corp 5 .750 01/15/29 1,037,403
400,000 Regal Rexnord Corp 6 .050 04/15/28 410,260

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 725,000 Roper Technologies, Inc 4 .250% 09/15/28 $ 720,270
175,000 Stanley Black & Decker, Inc 6 .000 03/06/28 180,361
400,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 401,173
200,000 Xylem, Inc 1 .950 01/30/28 191,980
TOTAL CAPITAL GOODS 30,451,568
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
200,000 Block Financial LLC 2 .500 07/15/28 188,970
300,000 CDW LLC 4 .250 04/01/28 296,304
400,000 CDW LLC 3 .250 02/15/29 380,937
500,000 Cintas Corp No 2 4 .200 05/01/28 499,151
500,000 Concentrix Corp 6 .500 03/01/29 486,324
750,000 Corp Andina de Fomento 4 .125 01/07/28 751,102
135,000 Corp Andina de Fomento 4 .125 06/30/28 135,231
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 995,722
250,000 Equifax, Inc 5 .100 12/15/27 252,503
350,000 Equifax, Inc 5 .100 06/01/28 354,459
2,460,000 European Investment Bank 3 .875 06/15/28 2,463,675
595,000 International Bank for Reconstruction & Development 4 .000 08/27/26 595,420
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 495,856
750,000 International Bank for Reconstruction & Development 1 .375 04/20/28 714,235
2,822,000 International Bank for Reconstruction & Development 3 .625 05/05/28 2,811,366
5,000,000 International Bank for Reconstruction & Development 1 .125 09/13/28 4,687,562
1,000,000 Mastercard, Inc 4 .100 01/15/28 1,001,439
1,000,000 Mastercard, Inc 4 .550 03/15/28 1,009,077
300,000 Republic Services, Inc 3 .950 05/15/28 298,242
750,000 Visa, Inc 3 .800 02/12/29 745,440
1,000,000 Waste Management, Inc 4 .950 07/03/27 1,009,678
500,000 Waste Management, Inc 4 .500 03/15/28 503,261
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,675,954
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
950,000 Alibaba Group Holding Ltd 3 .400 12/06/27 938,893
500,000 Amazon.com, Inc 3 .300 04/13/27 496,232
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,452,271
1,000,000 Amazon.com, Inc 3 .850 03/13/28 996,808
2,000,000 Amazon.com, Inc 3 .900 11/20/28 1,991,451
1,750,000 Amazon.com, Inc 4 .000 03/13/29 1,741,154
100,000 AutoNation, Inc 3 .800 11/15/27 98,767
250,000 AutoNation, Inc 4 .450 01/15/29 247,922
200,000 AutoZone, Inc 4 .500 02/01/28 200,388
500,000 Chevron USA, Inc 3 .950 08/13/27 499,878
500,000 Chevron USA, Inc 4 .050 08/13/28 500,607
350,000 eBay, Inc 5 .950 11/22/27 358,023
500,000 eBay, Inc 4 .250 03/06/29 497,371
200,000 Home Depot, Inc 2 .875 04/15/27 197,542
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,009,646
400,000 Home Depot, Inc 2 .800 09/14/27 393,139
750,000 Home Depot, Inc 3 .750 09/15/28 745,221
350,000 LKQ Corp 5 .750 06/15/28 356,215
500,000 Lowe's Cos, Inc 3 .100 05/03/27 494,036
500,000 Lowe's Cos, Inc 3 .950 10/15/27 498,279
300,000 Lowe's Cos, Inc 1 .300 04/15/28 282,665
750,000 Lowe's Cos, Inc 4 .000 10/15/28 743,803
300,000 O'Reilly Automotive, Inc 3 .600 09/01/27 296,896
1,500,000 Walmart, Inc 4 .100 04/28/27 1,502,464
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 16,539,671
CONSUMER DURABLES & APPAREL - 0.1%
200,000 DR Horton, Inc 1 .400 10/15/27 191,417
225,000 Hasbro, Inc 3 .500 09/15/27 222,687
200,000 Leggett & Platt, Inc 3 .500 11/15/27 195,721
500,000 Lennar Corp 4 .750 11/29/27 500,767
150,000 Tapestry, Inc 4 .125 07/15/27 149,323

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.1% (continued)
$ 100,000 Toll Brothers Finance Corp 4 .350% 02/15/28 $ 99,571
TOTAL CONSUMER DURABLES & APPAREL 1,359,486
CONSUMER SERVICES - 0.3%
1,000,000 Airbnb, Inc 4 .400 03/16/29 998,681
200,000 Booking Holdings, Inc 3 .550 03/15/28 197,412
1,000,000 Citizens Bank NA 4 .192 01/29/29 993,723
250,000 Darden Restaurants, Inc 4 .350 10/15/27 249,419
500,000 Expedia Group, Inc 4 .625 08/01/27 500,412
200,000 Expedia Group, Inc 3 .800 02/15/28 197,295
225,000 Hyatt Hotels Corp 5 .050 03/30/28 226,871
500,000 Las Vegas Sands Corp 5 .900 06/01/27 506,499
500,000 Las Vegas Sands Corp 5 .625 06/15/28 506,511
500,000 Marriott International, Inc 4 .200 07/15/27 499,231
350,000 Marriott International, Inc 5 .000 10/15/27 353,153
200,000 Marriott International, Inc 5 .550 10/15/28 205,185
700,000 McDonald's Corp 3 .500 07/01/27 693,757
200,000 McDonald's Corp 3 .800 04/01/28 198,583
200,000 McDonald's Corp 4 .800 08/14/28 202,449
300,000 Royal Caribbean Cruises Ltd 3 .700 03/15/28 295,154
500,000 Sands China Ltd 5 .400 08/08/28 503,747
200,000 Starbucks Corp 3 .500 03/01/28 196,984
TOTAL CONSUMER SERVICES 7,525,066
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
800,000 Costco Wholesale Corp 1 .375 06/20/27 776,071
325,000 Dollar General Corp 4 .125 05/01/28 322,822
300,000 Dollar General Corp 5 .200 07/05/28 303,291
500,000 Dollar Tree, Inc 4 .200 05/15/28 496,627
300,000 Kroger Co 3 .700 08/01/27 297,514
500,000 Starbucks Corp 4 .500 05/15/28 501,016
100,000 SYSCO Corp 3 .250 07/15/27 98,476
500,000 Target Corp 4 .350 06/15/28 502,326
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,298,143
ENERGY - 1.1%
400,000 Baker Hughes Holdings LLC 3 .337 12/15/27 394,367
1,000,000 Baker Hughes Holdings LLC 4 .050 03/11/29 994,911
450,000 BP Capital Markets America, Inc 3 .543 04/06/27 446,914
1,150,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,165,095
1,500,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,500,395
200,000 BP Capital Markets plc 3 .279 09/19/27 197,492
500,000 Canadian Natural Resources Ltd 3 .850 06/01/27 497,164
400,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 402,065
200,000 Chevron Corp 1 .995 05/11/27 195,761
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,007,569
400,000 Continental Resources, Inc 4 .375 01/15/28 397,289
250,000 Coterra Energy, Inc 3 .900 05/15/27 248,208
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,007,872
300,000 Enbridge, Inc 5 .250 04/05/27 302,506
150,000 Enbridge, Inc 3 .700 07/15/27 148,573
300,000 Enbridge, Inc 4 .600 06/20/28 300,784
750,000 Enbridge, Inc 4 .200 11/20/28 744,737
1,100,000 Energy Transfer LP 5 .550 02/15/28 1,121,034
500,000 Energy Transfer Operating LP 5 .500 06/01/27 504,634
200,000 Eni USA, Inc 7 .300 11/15/27 208,831
1,000,000 Enterprise Products Operating LLC 4 .300 06/20/28 1,001,331
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 495,542
100,000 Enterprise Products Operating LLC 5 .375 02/15/78 99,033
500,000 EOG Resources, Inc 4 .400 07/15/28 501,533
131,000 EQT Corp 3 .900 10/01/27 129,403
500,000 EQT Corp 5 .700 04/01/28 511,553
1,250,000 Equinor ASA 4 .250 06/02/28 1,253,030
500,000 (b) Equitable America Global Funding 3 .950 09/15/27 495,882
500,000 Helmerich & Payne, Inc 4 .650 12/01/27 500,493

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.1% (continued)
$ 350,000 Hess Corp 4 .300% 04/01/27 $ 350,203
350,000 Kinder Morgan, Inc 4 .300 03/01/28 349,555
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 1,015,072
300,000 Marathon Petroleum Corp 3 .800 04/01/28 296,500
550,000 MPLX LP 4 .000 03/15/28 545,568
500,000 ONEOK, Inc 4 .250 09/24/27 498,704
300,000 Ovintiv, Inc 5 .650 05/15/28 308,071
200,000 Patterson-UTI Energy, Inc 3 .950 02/01/28 196,743
700,000 Phillips 66 3 .900 03/15/28 694,107
100,000 Phillips 66 Co 4 .950 12/01/27 100,950
500,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 497,924
350,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 351,407
250,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 248,332
500,000 Targa Resources Corp 5 .200 07/01/27 503,925
500,000 Targa Resources Corp 4 .350 01/15/29 497,906
200,000 TC PipeLines LP 3 .900 05/25/27 198,529
600,000 TransCanada PipeLines Ltd 4 .250 05/15/28 597,300
350,000 Valero Energy Partners LP 4 .500 03/15/28 350,072
800,000 Williams Cos, Inc 3 .750 06/15/27 793,944
500,000 Williams Cos, Inc 5 .300 08/15/28 510,514
750,000 Woodside Finance Ltd 4 .900 05/19/28 755,962
TOTAL ENERGY 26,435,289
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
200,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 197,872
300,000 American Homes 4 Rent LP 4 .250 02/15/28 298,339
500,000 American Tower Corp 3 .550 07/15/27 494,648
600,000 American Tower Corp 1 .500 01/31/28 568,409
300,000 American Tower Corp 5 .250 07/15/28 305,196
1,000,000 American Tower Corp 5 .800 11/15/28 1,031,260
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 196,319
500,000 Boston Properties LP 6 .750 12/01/27 516,790
150,000 Brixmor Operating Partnership LP 2 .250 04/01/28 143,967
200,000 Crown Castle, Inc 5 .000 01/11/28 201,434
600,000 Crown Castle, Inc 3 .800 02/15/28 591,415
500,000 Crown Castle, Inc 4 .800 09/01/28 502,421
350,000 Digital Realty Trust LP 3 .700 08/15/27 346,367
650,000 Digital Realty Trust LP 5 .550 01/15/28 661,519
400,000 EPR Properties 4 .950 04/15/28 399,465
200,000 Equinix, Inc 1 .800 07/15/27 193,229
300,000 Equinix, Inc 1 .550 03/15/28 283,988
350,000 ERP Operating LP 3 .500 03/01/28 344,737
350,000 Essex Portfolio LP 3 .625 05/01/27 346,883
500,000 Extra Space Storage LP 5 .700 04/01/28 510,527
150,000 Federal Realty OP LP 3 .250 07/15/27 147,808
200,000 Federal Realty OP LP 5 .375 05/01/28 203,046
500,000 GLP Capital LP 5 .300 01/15/29 504,337
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 297,107
150,000 Highwoods Realty LP 4 .125 03/15/28 147,848
750,000 Host Hotels & Resorts LP 4 .250 12/15/28 741,112
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 282,343
200,000 Kimco Realty OP LLC 1 .900 03/01/28 191,375
350,000 Mid-America Apartments LP 3 .600 06/01/27 347,434
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 199,733
250,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 249,786
500,000 Prologis LP 2 .125 04/15/27 490,239
500,000 ProLogis LP 4 .875 06/15/28 505,893
150,000 Public Storage 1 .850 05/01/28 142,903
300,000 Realty Income Corp 3 .950 08/15/27 298,523
650,000 Realty Income Corp 3 .400 01/15/28 639,141
500,000 Realty Income Corp 3 .950 02/01/29 494,205
500,000 Simon Property Group LP 3 .375 06/15/27 494,853
100,000 Simon Property Group LP 3 .375 12/01/27 98,593

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7% (continued)
$ 300,000 Simon Property Group LP 1 .750% 02/01/28 $ 286,979
200,000 Tanger Properties LP 3 .875 07/15/27 198,362
200,000 UDR, Inc 3 .500 01/15/28 196,715
350,000 Ventas Realty LP 3 .850 04/01/27 347,814
150,000 Ventas Realty LP 4 .000 03/01/28 148,497
400,000 VICI Properties LP 4 .750 02/15/28 400,361
1,000,000 VICI Properties LP 4 .750 04/01/28 1,001,018
300,000 Welltower OP LLC 4 .250 04/15/28 299,758
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,490,568
FINANCIAL SERVICES - 3.3%
750,000 AerCap Ireland Capital DAC 6 .450 04/15/27 764,118
500,000 AerCap Ireland Capital DAC 4 .625 10/15/27 500,604
1,250,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,258,625
1,250,000 AerCap Ireland Capital DAC 4 .125 02/28/29 1,233,091
1,000,000 African Development Bank 4 .375 11/03/27 1,008,295
1,200,000 African Development Bank 3 .875 06/12/28 1,200,969
500,000 Ally Financial, Inc 7 .100 11/15/27 518,842
500,000 Ally Financial, Inc 5 .737 05/15/29 507,798
500,000 Ally Financial, Inc 6 .848 01/03/30 521,513
1,000,000 American Express Co 5 .043 07/26/28 1,008,607
500,000 American Express Co 4 .009 02/09/29 496,807
950,000 American Express Co 4 .731 04/25/29 956,005
1,000,000 American Express Co 4 .351 07/20/29 999,286
500,000 (b) Apollo Debt Solutions BDC 5 .200 12/08/28 493,794
650,000 Ares Capital Corp 7 .000 01/15/27 658,776
750,000 Ares Capital Corp 2 .875 06/15/28 708,159
500,000 Ares Strategic Income Fund 5 .700 03/15/28 499,224
500,000 (b) Ares Strategic Income Fund 5 .450 09/09/28 494,797
500,000 (b) Ares Strategic Income Fund 4 .850 01/15/29 484,132
750,000 Bank of ,NV Scotia 4 .043 09/15/28 745,224
500,000 Bank of ,NV Scotia 4 .247 02/02/30 495,443
500,000 Bank of Montreal 4 .062 09/22/28 497,116
500,000 Bank of New York Mellon Corp 4 .441 06/09/28 500,661
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,007,804
750,000 Bank of New York Mellon Corp 6 .317 10/25/29 785,238
500,000 Barings BDC, Inc 5 .200 09/15/28 488,539
300,000 (b) Barings Private Credit Corp 5 .750 02/06/29 293,272
500,000 BlackRock Funding, Inc 4 .600 07/26/27 503,396
750,000 Blackstone Private Credit Fund 4 .950 09/26/27 740,628
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 291,091
500,000 Blackstone Secured Lending Fund 5 .350 04/13/28 496,224
500,000 Blackstone Secured Lending Fund 5 .250 09/04/29 489,886
150,000 Blue Owl Capital Corp 2 .625 01/15/27 146,296
400,000 Blue Owl Capital Corp 2 .875 06/11/28 371,836
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 197,739
300,000 Blue Owl Credit Income Corp 7 .750 09/16/27 304,206
300,000 Blue Owl Credit Income Corp 7 .950 06/13/28 307,327
350,000 Brookfield Finance, Inc 3 .900 01/25/28 346,158
500,000 Canadian Imperial Bank of Commerce 4 .283 01/29/30 496,630
500,000 Capital One Financial Corp 4 .927 05/10/28 501,345
1,200,000 Capital One Financial Corp 5 .468 02/01/29 1,218,121
750,000 Capital One Financial Corp 6 .312 06/08/29 775,511
650,000 Charles Schwab Corp 3 .200 01/25/28 639,476
300,000 Charles Schwab Corp 2 .000 03/20/28 287,782
800,000 Charles Schwab Corp 5 .643 05/19/29 821,960
300,000 Corebridge Financial, Inc 3 .650 04/05/27 297,280
500,000 Corebridge Financial, Inc 6 .875 12/15/52 503,785
250,000 Discover Bank 5 .974 08/09/28 256,081
200,000 Fidelity National Information Services, Inc 1 .650 03/01/28 189,279
1,000,000 Fidelity National Information Services, Inc 4 .550 03/10/29 995,285
350,000 Fiserv, Inc 5 .450 03/02/28 354,971
500,000 Fiserv, Inc 5 .375 08/21/28 507,799

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.3% (continued)
$ 275,000 Global Payments, Inc 4 .950% 08/15/27 $ 275,509
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 301,500
2,500,000 Goldman Sachs Group, Inc 4 .937 04/23/28 2,512,214
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 991,157
1,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 999,981
1,000,000 Goldman Sachs Group, Inc 4 .148 01/21/29 993,829
1,500,000 Goldman Sachs Group, Inc 4 .223 05/01/29 1,491,536
2,250,000 Goldman Sachs Group, Inc 4 .153 10/21/29 2,229,005
500,000 (b) Goldman Sachs Private Credit Corp 5 .050 02/23/28 492,371
500,000 (a),(b) Goldman Sachs Private Credit Corp 5 .875 05/06/28 498,689
300,000 (b) Goldman Sachs Private Credit Corp 5 .375 01/31/29 294,875
300,000 (b) Golub Capital Private Credit Fund 5 .450 08/15/28 295,859
500,000 Hercules Capital, Inc 5 .350 02/10/29 490,101
500,000 (b) HPS Corporate Lending Fund 5 .300 06/05/27 497,488
500,000 HPS Corporate Lending Fund 5 .450 01/14/28 496,210
300,000 (b) HPS Corporate Lending Fund 4 .900 09/11/28 292,258
500,000 (b) HPS Corporate Lending Fund 5 .150 04/02/29 485,825
750,000 Intercontinental Exchange, Inc 4 .000 09/15/27 746,617
750,000 Intercontinental Exchange, Inc 3 .625 09/01/28 738,101
500,000 Intercontinental Exchange, Inc 3 .950 12/01/28 495,125
590,000 International Finance Corp 4 .500 01/21/28 596,879
1,000,000 International Finance Corp 3 .500 01/22/29 991,194
200,000 Jackson Financial, Inc 5 .170 06/08/27 201,373
350,000 Jefferies Financial Group, Inc 5 .875 07/21/28 357,374
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,411,272
500,000 Lloyds Banking Group plc 4 .241 02/10/30 494,614
300,000 LPL Holdings, Inc 5 .700 05/20/27 302,770
500,000 LPL Holdings, Inc 4 .900 04/03/28 501,485
550,000 Main Street Capital Corp 6 .500 06/04/27 554,704
500,000 Main Street Capital Corp 5 .400 08/15/28 496,696
500,000 Marex Group plc 5 .829 05/08/28 505,396
1,000,000 Morgan Stanley 4 .210 04/20/28 997,253
750,000 Morgan Stanley 5 .123 02/01/29 758,202
2,500,000 Morgan Stanley 4 .994 04/12/29 2,522,920
1,500,000 Morgan Stanley 4 .133 10/18/29 1,482,597
2,500,000 Morgan Stanley 4 .238 01/09/30 2,474,771
200,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 198,987
284,000 NASDAQ, Inc 5 .350 06/28/28 289,818
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 498,989
500,000 National Rural Utilities Cooperative Finance Corp 3 .950 12/10/27 497,607
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 503,702
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 08/25/28 996,730
500,000 National Rural Utilities Cooperative Finance Corp 4 .050 02/09/29 496,691
500,000 New Mountain Finance Corp 6 .200 10/15/27 497,588
750,000 Nomura Holdings, Inc 5 .594 07/02/27 759,163
700,000 Nomura Holdings, Inc 2 .172 07/14/28 663,221
300,000 (b) North Haven Private Income Fund LLC 5 .125 09/25/28 292,155
750,000 Northern Trust Corp 3 .375 05/08/32 739,539
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 194,005
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 503,145
1,500,000 Oesterreichische Kontrollbank AG. 4 .750 05/21/27 1,514,646
460,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 461,125
300,000 ORIX Corp 5 .000 09/13/27 302,644
750,000 PACCAR Financial Corp 4 .000 08/08/28 749,466
750,000 PayPal Holdings, Inc 4 .450 03/06/28 751,586
750,000 (b) Private Export Funding Corp 4 .500 02/07/27 751,571
500,000 Private Export Funding Corp 4 .300 12/15/28 505,671
500,000 Royal Bank of Canada 4 .522 10/18/28 500,555
750,000 State Street Corp 4 .530 02/20/29 754,209
700,000 Synchrony Financial 3 .950 12/01/27 691,342
500,000 Synchrony Financial 5 .019 07/29/29 499,509
500,000 (b) Takeoff Merger Sub, Inc 4 .400 03/24/28 497,318

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.3% (continued)
$ 500,000 (b) Takeoff Merger Sub, Inc 4 .500% 03/24/29 $ 496,782
500,000 Toronto-Dominion Bank 3 .913 01/13/28 496,421
1,300,000 UBS AG. 5 .650 09/11/28 1,341,548
1,000,000 UBS AG. 4 .302 03/16/29 998,707
100,000 Voya Financial, Inc 4 .700 01/23/48 94,537
500,000 Western Union Co 4 .750 06/15/29 495,546
TOTAL FINANCIAL SERVICES 81,469,104
FOOD, BEVERAGE & TOBACCO - 0.8%
500,000 Altria Group, Inc 4 .875 02/04/28 504,133
600,000 Altria Group, Inc 4 .800 02/14/29 604,852
1,000,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 1,012,712
1,050,000 BAT Capital Corp 4 .700 04/02/27 1,052,317
800,000 BAT Capital Corp 2 .259 03/25/28 767,841
550,000 BAT International Finance plc 4 .448 03/16/28 550,220
750,000 Bunge Ltd 4 .100 01/07/28 746,582
500,000 Coca-Cola Co 1 .500 03/05/28 477,694
1,000,000 Coca-Cola Co 1 .000 03/15/28 944,887
200,000 ConAgra Brands, Inc 1 .375 11/01/27 190,119
750,000 ConAgra Brands, Inc 4 .850 11/01/28 750,744
500,000 Constellation Brands, Inc 4 .350 05/09/27 499,349
500,000 Constellation Brands, Inc 4 .650 11/15/28 502,169
350,000 Diageo Capital plc 5 .300 10/24/27 355,558
400,000 General Mills, Inc 4 .200 04/17/28 397,916
500,000 General Mills, Inc 5 .500 10/17/28 512,555
500,000 Hershey Co 4 .550 02/24/28 503,655
150,000 Hormel Foods Corp 1 .700 06/03/28 142,147
500,000 J M Smucker Co 5 .900 11/15/28 517,146
250,000 Kellogg Co 3 .400 11/15/27 246,829
300,000 Kellogg Co 4 .300 05/15/28 300,223
750,000 Keurig Dr Pepper, Inc 4 .350 05/15/28 747,321
650,000 Kraft Heinz Foods Co 3 .875 05/15/27 645,607
225,000 (b) Maple Parent Holdings Corp 4 .750 03/26/29 224,964
150,000 McCormick & Co, Inc 3 .400 08/15/27 148,299
500,000 McCormick & Co, Inc 4 .150 02/15/29 495,148
500,000 Mondelez International, Inc 4 .250 05/06/28 498,994
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,008,013
1,000,000 PepsiCo, Inc 4 .100 01/15/29 999,422
500,000 Philip Morris International, Inc 4 .375 11/01/27 501,220
1,050,000 Philip Morris International, Inc 3 .125 03/02/28 1,028,466
750,000 Philip Morris International, Inc 4 .125 04/28/28 748,757
750,000 Philip Morris International, Inc 3 .875 10/27/28 743,648
300,000 Tyson Foods, Inc 3 .550 06/02/27 297,197
TOTAL FOOD, BEVERAGE & TOBACCO 19,666,704
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,250,000 Abbott Laboratories 3 .700 03/09/29 1,235,133
1,000,000 Ascension Health 4 .078 11/15/28 994,508
1,000,000 Augusta SpinCo Corp 4 .398 03/23/29 997,263
250,000 Baxter International, Inc 4 .450 02/15/29 246,860
650,000 Becton Dickinson & Co 3 .700 06/06/27 644,649
300,000 Becton Dickinson & Co 4 .693 02/13/28 301,435
750,000 Cardinal Health, Inc 5 .125 02/15/29 763,029
500,000 Cencora, Inc 3 .950 02/13/29 493,043
488,000 Centene Corp 4 .250 12/15/27 479,370
1,000,000 Centene Corp 2 .450 07/15/28 931,299
1,100,000 Cigna Group 4 .375 10/15/28 1,099,135
200,000 CommonSpirit Health 6 .073 11/01/27 204,973
600,000 CVS Health Corp 3 .625 04/01/27 594,849
750,000 CVS Health Corp 1 .300 08/21/27 718,623
1,800,000 CVS Health Corp 4 .300 03/25/28 1,793,620
500,000 Elevance Health, Inc 4 .101 03/01/28 496,666
525,000 HCA, Inc 5 .000 03/01/28 530,148
1,000,000 HCA, Inc 5 .200 06/01/28 1,015,045

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8% (continued)
$ 200,000 Humana, Inc 5 .750% 03/01/28 $ 203,926
500,000 Icon Investments Six DAC 5 .809 05/08/27 502,532
300,000 IQVIA, Inc 5 .700 05/15/28 305,808
400,000 IQVIA, Inc 6 .250 02/01/29 415,734
200,000 Kaiser Foundation Hospitals 3 .150 05/01/27 197,919
400,000 Laboratory Corp of America Holdings 3 .600 09/01/27 395,739
200,000 McKesson Corp 3 .950 02/16/28 198,871
500,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 500,998
200,000 PerkinElmer, Inc 1 .900 09/15/28 187,921
200,000 SSM Health Care Corp 3 .823 06/01/27 198,616
750,000 Stryker Corp 4 .700 02/10/28 756,431
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 1,003,935
400,000 UnitedHealth Group, Inc 5 .250 02/15/28 407,024
1,000,000 UnitedHealth Group, Inc 4 .250 01/15/29 998,223
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,813,325
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
400,000 Clorox Co 3 .900 05/15/28 397,558
500,000 Colgate-Palmolive Co 4 .600 03/01/28 506,699
175,000 Ecolab, Inc 4 .300 06/15/28 175,422
500,000 Estee Lauder Cos, Inc 4 .375 05/15/28 500,513
500,000 Kenvue, Inc 5 .050 03/22/28 507,631
300,000 Kimberly-Clark Corp 1 .050 09/15/27 287,327
1,000,000 Procter & Gamble Co 3 .950 01/26/28 1,001,422
300,000 Unilever Capital Corp 2 .900 05/05/27 296,586
750,000 Unilever Capital Corp 4 .250 08/12/27 752,227
500,000 Unilever Capital Corp 4 .875 09/08/28 508,454
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,933,839
INSURANCE - 0.3%
300,000 Aegon NV 5 .500 04/11/48 299,328
200,000 Allstate Corp 6 .852 08/15/53 199,945
200,000 American National Group, Inc 5 .000 06/15/27 198,900
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 1,002,744
375,000 Athene Holding Ltd 4 .125 01/12/28 370,275
100,000 AXIS Specialty Finance plc 4 .000 12/06/27 99,319
300,000 Brighthouse Financial, Inc 3 .700 06/22/27 293,920
425,000 Brown & Brown, Inc 4 .700 06/23/28 426,230
200,000 Cincinnati Financial Corp 6 .920 05/15/28 210,180
300,000 CNA Financial Corp 3 .450 08/15/27 295,804
750,000 Elevance Health, Inc 4 .000 09/15/28 743,487
183,000 Equitable Holdings, Inc 4 .350 04/20/28 182,567
150,000 F&G Annuities & Life, Inc 7 .400 01/13/28 152,671
250,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 250,939
200,000 Manulife Financial Corp 4 .061 02/24/32 198,483
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 1,004,552
250,000 Prudential Financial, Inc 3 .878 03/27/28 248,217
250,000 Prudential Financial, Inc 4 .500 09/15/47 243,852
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 476,543
300,000 Willis North America, Inc 4 .650 06/15/27 300,495
TOTAL INSURANCE 7,198,451
MATERIALS - 0.5%
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 752,483
1,000,000 Amcor Flexibles North America, Inc 4 .800 03/17/28 1,006,040
500,000 Amcor Flexibles North America, Inc 4 .250 03/08/29 495,406
500,000 Amrize Finance US LLC 4 .700 04/07/28 502,953
600,000 ArcelorMittal S.A. 6 .550 11/29/27 618,308
150,000 Berry Global, Inc 5 .500 04/15/28 152,927
600,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 605,570
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 196,661
250,000 Freeport-McMoRan, Inc 4 .125 03/01/28 247,944
300,000 Martin Marietta Materials, Inc 3 .500 12/15/27 295,651
200,000 Mosaic Co 4 .050 11/15/27 198,687
400,000 Nucor Corp 3 .950 05/01/28 397,366

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.5% (continued)
$ 650,000 Nutrien Ltd 5 .200% 06/21/27 $ 656,264
150,000 Packaging Corp of America 3 .400 12/15/27 147,479
300,000 PPG Industries, Inc 3 .750 03/15/28 297,283
1,000,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,004,761
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 1,003,848
500,000 Sherwin-Williams Co 4 .300 08/15/28 498,923
150,000 Steel Dynamics, Inc 1 .650 10/15/27 143,945
750,000 Steel Dynamics, Inc 4 .000 12/15/28 741,850
750,000 Suzano Austria GmbH 2 .500 09/15/28 712,204
200,000 Vulcan Materials Co 3 .900 04/01/27 199,343
200,000 WRKCo, Inc 4 .000 03/15/28 198,854
TOTAL MATERIALS 11,074,750
MEDIA & ENTERTAINMENT - 0.6%
500,000 Baidu, Inc 4 .375 03/29/28 501,455
500,000 (a) Blue Owl Technology Finance Corp 6 .100 03/15/28 494,160
300,000 Charter Communications Operating LLC 4 .200 03/15/28 297,380
1,000,000 Charter Communications Operating LLC 2 .250 01/15/29 934,625
3,000,000 Comcast Corp 4 .150 10/15/28 2,987,677
1,000,000 GE HealthCare Technologies, Inc 4 .150 12/15/28 993,469
300,000 Goldman Sachs BDC, Inc 5 .100 01/28/29 291,379
750,000 Inter-American Investment Corp 3 .625 02/17/27 748,229
1,000,000 Inter-American Investment Corp 3 .625 11/20/28 993,091
1,000,000 Meta Platforms, Inc 3 .500 08/15/27 992,657
750,000 Meta Platforms, Inc 4 .600 05/15/28 758,263
500,000 Netflix, Inc 4 .875 04/15/28 506,556
1,000,000 Netflix, Inc 5 .875 11/15/28 1,040,362
1,000,000 Omnicom Group, Inc 4 .200 03/02/29 989,391
500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 504,572
800,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 789,913
300,000 Walt Disney Co 2 .200 01/13/28 290,664
750,000 Walt Disney Co 3 .750 03/14/29 741,452
TOTAL MEDIA & ENTERTAINMENT 14,855,295
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
500,000 AbbVie, Inc 3 .775 03/03/28 496,639
1,000,000 AbbVie, Inc 4 .650 03/15/28 1,009,103
1,000,000 AbbVie, Inc 4 .250 11/14/28 1,002,764
500,000 Agilent Technologies, Inc 4 .200 09/09/27 498,966
500,000 Amgen, Inc 3 .200 11/02/27 492,192
1,000,000 Amgen, Inc 5 .150 03/02/28 1,014,655
500,000 Amgen, Inc 1 .650 08/15/28 471,444
750,000 Amgen, Inc 3 .000 02/22/29 723,672
1,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 951,651
1,000,000 Bristol-Myers Squibb Co 4 .900 02/22/29 1,021,203
750,000 Eli Lilly & Co 4 .550 02/12/28 756,038
750,000 Eli Lilly & Co 4 .000 10/15/28 749,169
500,000 Gilead Sciences, Inc 1 .200 10/01/27 479,194
1,000,000 Johnson & Johnson 4 .550 03/01/28 1,011,638
750,000 Merck & Co, Inc 3 .850 09/15/27 749,042
750,000 Merck & Co, Inc 3 .850 03/15/29 744,551
200,000 Mylan, Inc 4 .550 04/15/28 198,971
1,500,000 Novartis Capital Corp 3 .900 11/05/28 1,492,646
1,000,000 Novartis Capital Corp 4 .100 03/16/29 998,802
2,150,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 2,162,760
300,000 Royalty Pharma plc 1 .750 09/02/27 289,208
1,000,000 Sanofi S.A. 3 .800 11/03/28 993,048
750,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 759,673
300,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 282,494
600,000 Thermo Fisher Scientific, Inc 5 .000 01/31/29 612,130
500,000 Viatris, Inc 2 .300 06/22/27 484,826
200,000 Zoetis, Inc 3 .000 09/12/27 196,615

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9% (continued)
$ 400,000 Zoetis, Inc 4 .150% 08/17/28 $ 398,758
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 21,041,852
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
500,000 Advanced Micro Devices, Inc 4 .319 03/24/28 503,159
750,000 Analog Devices, Inc 4 .250 06/15/28 751,186
394,000 Broadcom, Inc 5 .050 07/12/27 398,041
500,000 Broadcom, Inc 4 .800 04/15/28 505,549
500,000 Intel Corp 3 .150 05/11/27 492,887
300,000 Intel Corp 3 .750 08/05/27 297,463
750,000 Intel Corp 4 .875 02/10/28 755,279
750,000 Intel Corp 1 .600 08/12/28 702,764
275,000 Marvell Technology, Inc 2 .450 04/15/28 264,426
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,006,054
750,000 NVIDIA Corp 1 .550 06/15/28 712,499
300,000 NXP BV 4 .400 06/01/27 299,883
500,000 NXP BV 4 .300 08/19/28 497,585
300,000 QUALCOMM, Inc 3 .250 05/20/27 297,291
500,000 TSMC Arizona Corp 3 .875 04/22/27 498,278
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,982,344
SOFTWARE & SERVICES - 0.5%
1,000,000 Accenture Capital, Inc 3 .900 10/04/27 998,163
500,000 Adobe, Inc 4 .750 01/17/28 506,129
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 749,387
300,000 DXC Technology Co 2 .375 09/15/28 281,712
500,000 Leidos, Inc 4 .100 03/15/29 495,053
750,000 Oracle Corp 2 .800 04/01/27 737,128
1,000,000 Oracle Corp 3 .250 11/15/27 975,875
1,000,000 Oracle Corp 4 .800 08/03/28 1,000,425
2,500,000 Oracle Corp 4 .550 02/04/29 2,468,404
100,000 Roper Technologies, Inc 1 .400 09/15/27 95,669
1,500,000 Salesforce, Inc 4 .500 03/15/28 1,500,386
1,000,000 Salesforce, Inc 1 .500 07/15/28 938,831
1,500,000 Salesforce, Inc 4 .650 03/15/29 1,503,106
750,000 Synopsys, Inc 4 .650 04/01/28 752,751
300,000 Workday, Inc 3 .500 04/01/27 297,364
TOTAL SOFTWARE & SERVICES 13,300,383
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Alphabet, Inc 3 .875 11/15/28 996,759
250,000 Alphabet, Inc 3 .700 02/15/29 247,851
750,000 Amphenol Corp 4 .375 06/12/28 752,192
1,000,000 Amphenol Corp 3 .900 11/15/28 992,572
3,000,000 Apple, Inc 4 .000 05/12/28 3,003,284
1,000,000 Apple, Inc 1 .400 08/05/28 944,653
200,000 Arrow Electronics, Inc 3 .875 01/12/28 196,980
500,000 Cisco Systems, Inc 4 .550 02/24/28 505,058
1,000,000 Dell International LLC 4 .750 04/01/28 1,007,028
750,000 Dell International LLC 4 .150 02/15/29 743,762
300,000 Flex Ltd 6 .000 01/15/28 306,129
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 748,891
500,000 Hewlett Packard Enterprise Co 4 .500 03/23/28 500,030
500,000 Hewlett Packard Enterprise Co 4 .600 03/23/29 499,541
300,000 HP, Inc 3 .000 06/17/27 294,730
350,000 HP, Inc 4 .750 01/15/28 351,530
700,000 International Business Machines Corp 4 .150 07/27/27 698,676
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,006,183
300,000 International Business Machines Corp 4 .000 02/03/29 296,970
250,000 Jabil, Inc 4 .250 05/15/27 249,358
150,000 Jabil, Inc 3 .950 01/12/28 148,608
500,000 Jabil, Inc 4 .200 02/01/29 493,934
250,000 Keysight Technologies, Inc 4 .600 04/06/27 250,281
250,000 Motorola Solutions, Inc 4 .600 02/23/28 250,956
300,000 NetApp, Inc 2 .375 06/22/27 292,468

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 500,000 TD SYNNEX Corp 4 .300% 01/17/29 $ 494,444
250,000 Teledyne Technologies, Inc 2 .250 04/01/28 239,698
200,000 Vontier Corp 2 .400 04/01/28 191,700
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,704,266
TELECOMMUNICATION SERVICES - 0.5%
1,000,000 AT&T, Inc 2 .300 06/01/27 977,495
1,400,000 AT&T, Inc 1 .650 02/01/28 1,334,022
500,000 Global Payments, Inc 4 .550 03/15/28 497,779
1,000,000 Global Payments, Inc 4 .500 11/15/28 990,208
1,000,000 Sprint Capital Corp 6 .875 11/15/28 1,057,309
500,000 TELUS Corp 3 .700 09/15/27 494,267
1,500,000 T-Mobile USA, Inc 3 .750 04/15/27 1,490,715
1,000,000 T-Mobile USA, Inc 2 .050 02/15/28 959,173
500,000 T-Mobile USA, Inc 4 .950 03/15/28 505,195
500,000 T-Mobile USA, Inc 4 .800 07/15/28 504,783
1,650,000 Verizon Communications, Inc 2 .100 03/22/28 1,584,320
1,000,000 Verizon Communications, Inc 3 .875 02/08/29 990,436
TOTAL TELECOMMUNICATION SERVICES 11,385,702
TRANSPORTATION - 0.4%
1,000,000 Boeing Co 6 .259 05/01/27 1,017,265
500,000 Canadian National Railway Co 6 .900 07/15/28 528,259
1,000,000 Canadian Pacific Railway Co 4 .000 03/15/29 989,064
250,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 248,017
300,000 CSX Corp 3 .800 03/01/28 297,286
300,000 Delta Air Lines, Inc 4 .375 04/19/28 297,894
750,000 Delta Air Lines, Inc 4 .950 07/10/28 752,760
200,000 FedEx Corp 3 .400 02/15/28 196,493
750,000 (b) FedEx Freight Holding Co, Inc 4 .300 03/15/29 741,007
200,000 Kirby Corp 4 .200 03/01/28 198,826
750,000 Norfolk Southern Corp 3 .800 08/01/28 742,426
500,000 Ryder System, Inc 5 .250 06/01/28 507,982
500,000 Southwest Airlines Co 5 .125 06/15/27 501,605
1,000,000 Southwest Airlines Co 4 .375 11/15/28 987,039
1,000,000 Union Pacific Corp 3 .950 09/10/28 994,440
250,000 United Parcel Service, Inc 3 .050 11/15/27 246,010
TOTAL TRANSPORTATION 9,246,373
UTILITIES - 1.5%
500,000 AES Corp 5 .450 06/01/28 504,575
300,000 Ameren Corp 1 .750 03/15/28 285,265
250,000 American Electric Power Co, Inc 3 .200 11/13/27 245,434
500,000 American Electric Power Co, Inc 5 .200 01/15/29 510,264
300,000 American Electric Power Co, Inc 3 .875 02/15/62 293,904
300,000 Appalachian Power Co 3 .300 06/01/27 296,009
100,000 Arizona Public Service Co 2 .950 09/15/27 97,829
200,000 Atmos Energy Corp 3 .000 06/15/27 197,348
200,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 196,255
300,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 306,618
400,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 406,959
100,000 CMS Energy Corp 3 .450 08/15/27 98,707
100,000 Consolidated Edison Co of New York, Inc 3 .125 11/15/27 98,396
500,000 Constellation Energy Generation LLC 3 .900 01/08/28 495,979
300,000 Constellation Energy Generation LLC 5 .600 03/01/28 306,650
200,000 Consumers Energy Co 4 .650 03/01/28 201,552
500,000 Dominion Energy, Inc 4 .600 05/15/28 501,573
1,000,000 DTE Energy Co 4 .950 07/01/27 1,006,468
800,000 DTE Energy Co 4 .875 06/01/28 807,180
300,000 Duke Energy Corp 3 .150 08/15/27 295,521
650,000 Duke Energy Corp 4 .300 03/15/28 648,858
200,000 Duke Energy Corp 3 .250 01/15/82 192,107
500,000 Edison International 4 .125 03/15/28 491,475
500,000 Emera US Finance LLC 4 .500 04/01/29 499,405
100,000 Entergy Louisiana LLC 3 .120 09/01/27 98,552

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.5% (continued)
$ 500,000 Essential Utilities, Inc 4 .800% 08/15/27 $ 501,902
500,000 Evergy Kansas Central, Inc 4 .700 03/13/28 502,307
300,000 Eversource Energy 4 .600 07/01/27 300,241
100,000 Eversource Energy 3 .300 01/15/28 97,930
550,000 Eversource Energy 5 .450 03/01/28 558,925
900,000 Exelon Corp 5 .150 03/15/28 910,618
650,000 FirstEnergy Corp 3 .900 07/15/27 644,707
500,000 (b) FirstEnergy Pennsylvania Electric Co 4 .150 03/15/28 498,086
300,000 Georgia Power Co 4 .650 05/16/28 302,324
500,000 Georgia Power Co 4 .000 10/01/28 497,071
300,000 Gulf Power Co 3 .300 05/30/27 297,318
300,000 Hewlett Packard Enterprise Co 4 .050 09/15/27 298,058
300,000 Hewlett Packard Enterprise Co 4 .150 09/15/28 297,599
200,000 Indiana Michigan Power Co 3 .850 05/15/28 198,133
200,000 ITC Holdings Corp 3 .350 11/15/27 196,535
300,000 National Fuel Gas Co 4 .750 09/01/28 300,185
300,000 National Grid plc 5 .602 06/12/28 307,141
200,000 NextEra Energy Capital Holdings Inc 4 .800 12/01/77 195,307
800,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 793,031
500,000 NextEra Energy Capital Holdings, Inc 4 .685 09/01/27 502,412
800,000 NextEra Energy Capital Holdings, Inc 4 .850 02/04/28 807,397
750,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 756,023
1,150,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 1,090,480
400,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 386,068
400,000 NiSource, Inc 3 .490 05/15/27 395,802
400,000 NiSource, Inc 5 .250 03/30/28 406,306
550,000 Pacific Gas & Electric Co 3 .300 12/01/27 538,606
600,000 Pacific Gas and Electric Co 2 .100 08/01/27 581,499
1,000,000 Pacific Gas and Electric Co 5 .000 06/04/28 1,008,471
1,000,000 Pacific Gas and Electric Co 6 .100 01/15/29 1,034,781
750,000 PacifiCorp 4 .250 03/15/29 741,501
500,000 PacifiCorp 4 .650 04/15/29 500,029
500,000 Pinnacle West Capital Corp 4 .900 05/15/28 503,760
750,000 Public Service Co of Colorado 4 .150 03/13/29 747,854
750,000 Public Service Co of New Hampshire 4 .400 07/01/28 750,983
350,000 Public Service Electric and Gas Co 3 .700 05/01/28 345,864
300,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 306,624
300,000 Public Service Enterprise Group, Inc 5 .875 10/15/28 309,583
250,000 San Diego Gas & Electric Co 4 .950 08/15/28 253,959
250,000 Sempra 3 .250 06/15/27 246,455
100,000 Sempra 3 .400 02/01/28 98,126
350,000 Sempra 4 .125 04/01/52 340,378
300,000 Southern California Edison Co 5 .300 03/01/28 304,183
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,024,386
500,000 Southern California Edison Co 5 .150 06/01/29 507,024
300,000 Southern California Gas Co 2 .950 04/15/27 296,053
500,000 Southern Co 5 .113 08/01/27 504,332
1,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 992,645
350,000 Southwest Gas Corp 5 .450 03/23/28 356,418
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,027,126
300,000 Virginia Electric and Power Co 3 .800 04/01/28 297,037
500,000 WEC Energy Group, Inc 4 .750 01/15/28 503,659
1,000,000 Wisconsin Electric Power Co 3 .950 03/01/29 989,015
100,000 Wisconsin Power and Light Co 3 .050 10/15/27 98,165
500,000 Xcel Energy, Inc 4 .750 03/21/28 502,566
500,000 Zions Bancorp NA 4 .704 08/18/28 495,548
TOTAL UTILITIES 37,331,419
TOTAL CORPORATE BONDS
(Cost $588,078,968) 588,211,975

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 75.0%
AGENCY SECURITIES - 1.0%
$ 750,000 Federal Farm Credit Banks Funding Corp 4 .375% 06/23/26 $ 751,003
2,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 2,004,583
3,500,000 Federal Farm Credit Banks Funding Corp 4 .500 03/26/27 3,523,351
500,000 Federal Home Loan Banks 3 .625 09/04/26 499,688
4,500,000 Federal Home Loan Banks 4 .625 11/17/26 4,524,383
4,500,000 (a) Federal Home Loan Banks 4 .125 01/15/27 4,512,833
500,000 Federal Home Loan Banks 4 .000 03/10/27 500,901
3,000,000 Federal Home Loan Banks 4 .750 04/09/27 3,029,997
1,500,000 Federal Home Loan Banks 3 .875 06/04/27 1,501,387
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 996,525
750,000 Federal Home Loan Banks 3 .500 10/04/27 747,278
1,000,000 Federal Home Loan Banks 3 .500 03/03/28 994,960
750,000 Tennessee Valley Authority 3 .875 03/15/28 750,797
TOTAL AGENCY SECURITIES 24,337,686
FOREIGN GOVERNMENT BONDS - 3.1%
1,500,000 Asian Development Bank 2 .000 04/24/26 1,498,123
3,500,000 Asian Development Bank 4 .500 08/25/28 3,553,499
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,004,772
500,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 499,350
750,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 752,500
1,500,000 Canada Government International Bond 3 .750 04/26/28 1,498,126
1,000,000 Chile Government International Bond 2 .750 01/31/27 985,200
300,000 Chile Government International Bond 3 .240 02/06/28 293,616
500,000 Corp Andina de Fomento 4 .750 04/01/26 500,000
350,000 Corp Andina de Fomento 6 .000 04/26/27 357,406
750,000 Council Of Europe Development Bank 3 .750 05/25/26 749,880
750,000 Council Of Europe Development Bank 4 .625 06/11/27 756,709
2,500,000 European Investment Bank 1 .375 03/15/27 2,443,261
2,150,000 European Investment Bank 4 .375 03/19/27 2,161,669
2,000,000 European Investment Bank 3 .250 11/15/27 1,982,786
2,500,000 European Investment Bank 4 .500 10/16/28 2,540,951
500,000 Export Development Canada 4 .375 06/29/26 500,595
1,250,000 Export Development Canada 3 .750 09/07/27 1,247,966
2,000,000 Export Development Canada 3 .875 02/14/28 2,000,688
750,000 Export Development Canada 4 .125 02/13/29 755,212
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,004,383
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 999,129
750,000 Export-Import Bank of Korea 4 .125 10/17/27 750,753
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,009,395
500,000 Export-Import Bank of Korea 3 .750 01/13/29 496,252
1,000,000 Indonesia Government International Bond 4 .550 01/11/28 1,000,792
500,000 Indonesia Government International Bond 4 .100 04/24/28 496,045
500,000 Indonesia Government International Bond 4 .750 02/11/29 502,131
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,002,513
500,000 Inter-American Development Bank 4 .375 02/01/27 502,083
500,000 Inter-American Development Bank 2 .375 07/07/27 491,100
3,000,000 Inter-American Development Bank 1 .125 07/20/28 2,823,227
1,500,000 International Bank for Reconstruction & Development 4 .750 04/10/26 1,500,279
3,000,000 International Bank for Reconstruction & Development 1 .875 10/27/26 2,967,068
1,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 951,572
1,500,000 International Finance Corp 2 .126 04/07/26 1,499,444
715,000 International Finance Corp 4 .375 01/15/27 717,832
500,000 Israel Government International Bond 3 .250 01/17/28 487,073
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 500,081
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,980,261
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 579,482
750,000 Japan Bank for International Cooperation 2 .750 11/16/27 735,652
645,000 Japan Bank for International Cooperation 3 .875 07/03/28 643,190
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 998,063
1,000,000 Korea Development Bank 5 .375 10/23/26 1,007,288
500,000 Korea Development Bank 4 .625 02/15/27 502,220

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments March 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 750,000 Korea Development Bank 4 .125% 10/16/27 $ 750,423
500,000 Korea Development Bank 4 .625 02/03/28 505,040
500,000 Korea Development Bank 3 .750 01/28/29 496,261
500,000 Korea International Bond 3 .625 02/12/29 495,526
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 993,391
500,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 489,507
1,000,000 Mexico Government International Bond 4 .150 03/28/27 999,000
200,000 Mexico Government International Bond 3 .750 01/11/28 197,024
500,000 Mexico Government International Bond 5 .400 02/09/28 506,250
400,000 Panama Government International Bond 3 .875 03/17/28 392,632
500,000 Philippine Government International Bond 3 .229 03/29/27 495,945
200,000 Philippine Government International Bond 3 .000 02/01/28 194,775
500,000 Philippine Government International Bond 4 .625 07/17/28 501,119
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,239,031
1,500,000 Province of British Columbia Canada 4 .700 01/24/28 1,520,793
500,000 Province of British Columbia Canada 4 .800 11/15/28 510,659
500,000 Province of Manitoba Canada 1 .500 10/25/28 470,283
500,000 Province of Ontario Canada 2 .300 06/15/26 498,375
1,500,000 Province of Ontario Canada 3 .100 05/19/27 1,486,943
2,250,000 Province of Ontario Canada 3 .800 01/29/29 2,242,338
1,750,000 Province of Quebec Canada 3 .625 04/13/28 1,739,804
400,000 Province of Saskatchewan Canada 3 .250 06/08/27 396,720
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 399,921
800,000 Republic of Poland Government International Bond 5 .500 11/16/27 815,945
200,000 Svensk Exportkredit AB 4 .875 09/14/26 200,874
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 997,708
500,000 Svensk Exportkredit AB 3 .750 05/08/28 498,418
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,008,834
1,000,000 Svensk Exportkredit AB 3 .625 03/12/29 992,489
333,333 Uruguay Government International Bond 4 .375 10/27/27 333,533
TOTAL FOREIGN GOVERNMENT BONDS 76,599,178
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 465,271
TOTAL MUNICIPAL BONDS 465,271
U.S. TREASURY SECURITIES - 70.9%
48,000,000 United States Treasury Note 3 .875 05/31/27 48,031,875
4,500,000 United States Treasury Note 3 .750 06/30/27 4,496,484
3,200,000 United States Treasury Note 3 .875 07/31/27 3,201,250
8,250,000 United States Treasury Note 3 .625 08/31/27 8,225,508
64,000,000 United States Treasury Note 3 .875 10/15/27 64,040,000
102,000,000 United States Treasury Note 4 .125 11/15/27 102,438,282
57,250,000 United States Treasury Note 4 .000 12/15/27 57,404,307
84,500,000 United States Treasury Note 4 .250 01/15/28 85,097,441
75,500,000 United States Treasury Note 4 .250 02/15/28 76,078,047
4,000,000 United States Treasury Note 3 .375 02/29/28 3,968,438
71,650,000 United States Treasury Note 3 .875 03/15/28 71,731,166
62,000,000 United States Treasury Note 3 .750 04/15/28 61,915,234
60,500,000 United States Treasury Note 3 .750 05/15/28 60,417,285
104,000,000 United States Treasury Note 3 .875 06/15/28 104,138,124
59,000,000 United States Treasury Note 3 .875 07/15/28 59,069,141
81,500,000 United States Treasury Note 3 .625 08/15/28 81,152,989
87,200,000 United States Treasury Note 3 .375 09/15/28 86,300,750
67,500,000 United States Treasury Note 3 .500 10/15/28 66,975,293
76,750,000 United States Treasury Note 3 .500 11/15/28 76,129,404
72,500,000 United States Treasury Note 3 .500 12/15/28 71,899,609
79,500,000 United States Treasury Note 3 .500 01/15/29 78,823,008
66,000,000 United States Treasury Note 3 .500 02/15/29 65,427,656
92,000,000 United States Treasury Note 3 .500 03/15/29 91,187,813
30,750,000 United States Treasury Note/Bond 4 .500 05/15/27 30,975,820
58,250,000 United States Treasury Note/Bond 4 .625 06/15/27 58,796,094
68,500,000 United States Treasury Note/Bond 4 .375 07/15/27 68,965,586
78,500,000 United States Treasury Note/Bond 3 .750 08/15/27 78,401,875

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 61,000,000 United States Treasury Note/Bond 3 .375% 09/15/27 $ 60,602,070
9,300,000 United States Treasury Note/Bond 3 .500 01/31/28 9,246,961
TOTAL U.S. TREASURY SECURITIES 1,735,137,510
TOTAL GOVERNMENT BONDS
(Cost $1,837,381,136) 1,836,539,645
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0.0%
237,043 American Airlines Pass Through Trust, Series 2015 1 3 .375 05/01/27 234,045
164,460 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 162,157
211,644 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 215,180
TOTAL ASSET BACKED 611,382
TOTAL STRUCTURED ASSETS
(Cost $603,271) 611,382
TOTAL LONG-TERM INVESTMENTS
(Cost $2,426,063,375) 2,425,363,002
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,749,359 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680 (d) 2,749,359
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,749,359) 2,749,359
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1.4%
34,644,000 (e) Fixed Income Clearing Corporation 3 .660 04/01/26 34,644,000
TOTAL REPURCHASE AGREEMENT 34,644,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,644,000) 34,644,000
TOTAL INVESTMENTS - 100.6%
(Cost $2,463,456,734) 2,462,756,361
OTHER ASSETS & LIABILITIES, NET - (0.6)% (14,584,097)
NET ASSETS - 100.0% $ 2,448,172,264
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,979,724.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,108,105 or 0.4% of Total
Investments.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $34,647,522 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $35,336,917.

Money Market
Portfolio of Investments March 31, 2026

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 101.8%
GOVERNMENT AGENCY DEBT - 11.5%
$ 7,860,000 Federal Agricultural Mortgage Corporation 0 .000% 08/27/26 $ 7,747,550
7,550,000 Federal Farm Credit Banks Funding Corp 4 .375 12/07/26 7,580,295
14,240,000 Federal Farm Credit Discount Notes 0 .000 04/20/26 14,212,643
16,000,000 Federal Farm Credit Discount Notes 0 .000 06/11/26 15,883,875
2,400,000 Federal Home Loan Bank 0 .000 04/30/26 2,392,943
26,375,000 Federal Home Loan Bank 0 .000 06/12/26 26,188,951
18,000,000 Federal Home Loan Bank 0 .000 07/08/26 17,828,647
28,128,000 Federal Home Loan Bank 0 .000 08/07/26 27,774,410
14,000,000 Federal Home Loan Bank 0 .000 09/23/26 13,752,278
22,500,000 Federal Home Loan Bank 0 .000 10/06/26 22,072,300
16,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/22/26 15,966,363
1,500,000 Federal Home Loan Bank Discount Notes 0 .000 04/24/26 1,496,565
20,400,000 Federal Home Loan Bank Discount Notes 0 .000 08/14/26 20,130,108
28,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/25/26 27,498,893
5,220,000 Federal Home Loan Banks 3 .625 09/04/26 5,216,702
8,042,000 Federal National Mortgage Association 2 .125 04/24/26 8,033,331
TOTAL GOVERNMENT AGENCY DEBT 233,775,854
REPURCHASE AGREEMENT - 22.6%
209,513,000 (a) Fixed Income Clearing Corporation 3 .660 04/01/26 209,513,000
155,700,000 (b) Fixed Income Clearing Corporation 3 .670 04/01/26 155,700,000
77,830,000 (c) Fixed Income Clearing Corporation 3 .670 04/01/26 77,830,000
15,570,000 (d) Fixed Income Clearing Corporation 3 .680 04/01/26 15,570,000
TOTAL REPURCHASE AGREEMENT 458,613,000
TREASURY DEBT - 36.8%
42,500,000 United States Treasury Bill 0 .000 04/07/26 42,474,217
8,500,000 United States Treasury Bill 0 .000 04/14/26 8,488,858
63,000,000 United States Treasury Bill 0 .000 04/16/26 62,905,613
24,000,000 United States Treasury Bill 0 .000 04/23/26 23,947,347
34,000,000 United States Treasury Bill 0 .000 04/28/26 33,907,435
44,091,000 United States Treasury Bill 0 .000 05/14/26 43,895,579
38,000,000 United States Treasury Bill 0 .000 05/21/26 37,804,183
25,500,000 United States Treasury Bill 0 .000 06/02/26 25,342,339
40,250,000 United States Treasury Bill 0 .000 07/14/26 39,831,400
49,000,000 United States Treasury Bill 0 .000 09/17/26 48,175,252
26,250,000 United States Treasury Bill 0 .000 09/24/26 25,784,150
8,500,000 United States Treasury Bill 0 .000 02/18/27 8,244,897
7,000,000 United States Treasury Bill 0 .000 03/18/27 6,762,149
8,500,000 United States Treasury Note/Bond 3 .750 04/15/26 8,498,977
34,000,000 United States Treasury Note/Bond 0 .750 04/30/26 33,913,552
70,550,000 United States Treasury Note/Bond 4 .875 04/30/26 70,595,815
48,125,000 United States Treasury Note/Bond 1 .625 05/15/26 47,984,573
8,500,000 United States Treasury Note/Bond 0 .750 05/31/26 8,453,080
8,500,000 United States Treasury Note/Bond 4 .875 05/31/26 8,510,041
23,500,000 United States Treasury Note/Bond 0 .625 07/31/26 23,245,847
7,000,000 United States Treasury Note/Bond 1 .500 08/15/26 6,943,092
24,500,000 United States Treasury Note/Bond 0 .750 08/31/26 24,188,568
4,000,000 United States Treasury Note/Bond 1 .375 08/31/26 3,961,117
34,000,000 United States Treasury Note/Bond 0 .875 09/30/26 33,535,145
39,500,000 United States Treasury Note/Bond 1 .625 09/30/26 39,105,264
11,800,000 United States Treasury Note/Bond 3 .500 09/30/26 11,787,269
8,500,000 United States Treasury Note/Bond 1 .625 10/31/26 8,398,569
8,500,000 United States Treasury Note/Bond 4 .625 11/15/26 8,551,427
TOTAL TREASURY DEBT 745,235,755
VARIABLE RATE SECURITIES - 30.9%
16,000,000 (e) Federal Farm Credit Banks Funding Corp, (SOFR + 0.020%) 3 .650 05/07/26 16,000,000
35,000,000 (e) Federal Farm Credit Banks Funding Corp, (SOFR - 0.000%) 3 .630 06/12/26 35,000,000
6,400,000 (e) Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 3 .635 07/29/26 6,400,000
5,000,000 (e) Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 3 .635 08/04/26 5,000,000
18,000,000 (e) Federal Farm Credit Banks Funding Corp, (SOFR + 0.015%) 3 .645 08/20/26 18,000,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VARIABLE RATE SECURITIES (continued)
$ 2,900,000 (e) Federal Home Loan Banks, (SOFR + 0.110%) 3 .740% 04/10/26 $ 2,900,075
15,000,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 04/16/26 15,000,000
27,000,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 05/08/26 26,999,156
16,000,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 06/15/26 16,000,000
25,500,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 06/23/26 25,500,000
38,965,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 06/26/26 38,964,335
32,000,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 07/02/26 32,000,000
32,000,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 07/02/26 32,000,000
59,500,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 07/06/26 59,500,000
42,000,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 07/07/26 42,000,000
25,500,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 07/17/26 25,500,000
49,500,000 (e) Federal Home Loan Banks, (SOFR - 0.000%) 3 .630 07/23/26 49,500,000
16,000,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 07/29/26 16,000,000
17,000,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 07/30/26 17,000,000
28,000,000 (e) Federal Home Loan Banks, (SOFR + 0.005%) 3 .635 08/06/26 28,000,000
25,500,000 (e) Federal Home Loan Banks, (SOFR + 0.010%) 3 .640 08/10/26 25,500,000
25,000,000 (e) Federal Home Loan Banks, (SOFR + 0.010%) 3 .640 08/13/26 25,000,000
33,000,000 (e) Federal Home Loan Banks, (SOFR + 0.015%) 3 .645 08/18/26 33,000,000
33,500,000 (e) Federal Home Loan Banks, (SOFR + 0.010%) 3 .640 08/27/26 33,500,000
825,000 (e) Federal National Mortgage Association, (SOFR + 0.135%) 3 .765 08/21/26 825,335
TOTAL VARIABLE RATE SECURITIES 625,088,901
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,062,713,510) 2,062,713,510
TOTAL INVESTMENTS - 101.8%
(Cost $2,062,713,510) 2,062,713,510
OTHER ASSETS & LIABILITIES, NET - (1.8)% (35,988,144)
NET ASSETS - 100.0% $ 2,026,725,366
SOFR Secured Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $209,534,300 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/15/27, valued at $213,703,462.
(b) Agreement with Fixed Income Clearing Corporation, 3.670% dated 3/31/26 to be repurchased at $155,715,873 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
3.500%–4.000% and maturity dates 9/30/27–12/15/27, valued at $158,814,008.
(c) Agreement with Fixed Income Clearing Corporation, 3.670% dated 3/31/26 to be repurchased at $77,837,934 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 1/31/28, valued at $79,386,600.
(d) Agreement with Fixed Income Clearing Corporation, 3.680% dated 3/31/26 to be repurchased at $15,571,592 on 4/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/27, valued at $15,881,419.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2026
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
ASSETS
Long-term investments, at value
*†
$ 20,981,444,364 $ 9,877,391,964 $ 7,390,718,355 $ 4,211,258,556
Affiliated investments, at value
‡
– 160,075,877 – 109,962,679
Short-term investments, at value
#
217,514,013 120,088,464 22,318,449 94,627,144
Investments purchased with collateral from securities lending, at value (cost approximates value) 164,668,534 70,041,414 341,662,138 37,109,815
Cash – 4,969,628 6,049,907 951,940
Cash denominated in foreign currencies
^
– – 97,189 –
Cash collateral at brokers for investments in futures contracts – 4,293,339 428 –
Cash collateral at brokers for investments in mortgage dollar rolls – 28,650,000 25,927,560 20,300,000
Unrealized appreciation on forward foreign currency contracts – 131,483 444,854 88,710
Receivables:
Dividends – 164,761 – 70,664
Interest 170,919,158 73,435,854 55,076,261 34,267,574
Investments sold 157,422,795 153,924,593 162,395,361 104,848,671
Reclaims 3,658 – – 6,328
Reimbursement from Adviser 681,975 714,163 – 560,225
Shares sold 1,926,814 3,454,942 21,450,851 985,616
Variation margin on futures contracts – 482,906 – 249,469
Other 1,707,121 1,879,470 614,777 702,596
Total assets 21,696,288,432 10,499,698,858 8,026,756,130 4,615,989,987
LIABILITIES
Due to affiliates 18,533 9,871 7,292 7,002
Cash collateral due to broker – – – 6
Cash overdraft 1,345,728 – – –
Cash overdraft denominated in foreign currencies^ – 3,757 – –
Unrealized depreciation on forward foreign currency contracts – – 173,018 –
Payables:
Management fees 1,095,904 2,379,387 2,085,695 1,085,235
Collateral from securities lending 164,668,534 70,041,414 341,662,138 37,109,815
Dividends 40,085,179 13,624,975 4,782,129 12,761,293
Investments purchased - regular settlement 60,588,337 126,739,506 164,192,939 69,152,457
Investments purchased - when-issued/delayed-delivery
settlement 3,963,450 30,633,454 7,287,441 9,641,964
Shares redeemed 260,003,757 82,202,039 13,247,425 65,004,545
Service agreement fees 115,553 27,392 36,921 47,221
Unfunded loan committments – 188,700 – 50,769
Accrued expenses:
Custodian fees 1,287,250 337,647 209,143 258,702
Professional fees 70,566 48,970 31,990 51,109
Shareholder reporting expenses 135,964 250,404 183,174 55,546
Shareholder servicing agent fees 17,954 264,937 254,202 63,521
Trustees fees 1,632,616 1,720,935 279,160 591,460
12b-1 distribution and service fees 7,724 15,751 23,916 46,199
Other 48,470 22,085 440,895 10,621
Total liabilities 535,085,519 328,511,224 534,897,478 195,937,465
Net assets $ 21,161,202,913 $ 10,171,187,634 $ 7,491,858,652 $ 4,420,052,522
NET ASSETS CONSIST OF:
Paid-in capital $ 23,425,218,818 $ 11,578,744,783 $ 8,495,828,129 $ 5,146,004,499
Total distributable earnings (loss) (2,264,015,905) (1,407,557,149) (1,003,969,477) (725,951,977)
Net assets $ 21,161,202,913 $ 10,171,187,634 $ 7,491,858,652 $ 4,420,052,522
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 165,826,728 $ 74,454,995 $ 371,175,665 $ 105,329,583
†
Long-term investments, cost $ 22,469,084,487 $ 10,300,956,079 $ 7,662,030,655 $ 4,409,438,727
‡
Affiliated investments, cost $ – $ 159,802,535 $ – $ 109,800,020
#
Short-term investments, cost $ 217,514,002 $ 120,088,614 $ 22,318,443 $ 94,627,136
^
Cash denominated in foreign currencies, cost $ – $ (3,764) $ 97,851 $ –

See Notes to Financial Statements

8.5
5–15 Year Laddered
Tax Exempt Bond
8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 188,944,778 $ 182,503,150 $ 2,125,493,257 $ 340,821,027 $ 1,713,587,508 $ 2,425,363,002 $ –
– – – – – – –
1,074,000 563,000 49,287,144 10,074,000 12,386,867 34,644,000 2,062,713,510
– 1,949,999 50,395,165 260,181 425,366 2,749,359 –
340 311,300 387,034 12,200 512,928 668 17,393
– – – – – – –
– – – – – – –
– – – – – – –
– 14,189 – – – – –
– – – – – – –
2,516,410 1,787,115 38,535,106 2,396,781 12,459,948 23,003,094 5,845,822
– – 9,391,167 3,259,715 19,879,881 89,796,390 –
– – – – – 795 –
5,985 14,286 196,107 7,195 212,421 83,722 –
11,678 233,537 5,223,329 1,265,406 902,294 929,581 993,149
– – – – 62,499 – –
127,026 35,484 691,661 41,420 374,582 86,711 53,959
192,680,217 187,412,060 2,279,599,970 358,137,925 1,760,804,294 2,576,657,322 2,069,623,833
2,674 3,963 5,514 3,900 5,441 5,796 4,877
– – – – 39 – –
– – – – – – –
– – – – – – –
– – – – – – –
41,043 63,068 650,065 83,254 370,299 105,543 171,933
– 1,949,999 50,395,165 260,181 425,366 2,749,359 –
36,367 289,773 3,818,780 967 4,226,840 5,174,392 23,908
– – 1,281,833 3,222,254 – 92,368,906 38,987,985
– – 25,239,378 6,978,529 – – –
166,681 412,985 11,196,444 122,268 20,316,495 27,595,935 3,325,132
– 3,681 42,806 55,383 26,666 190,490 103,386
– – – – – – –
39,182 61,135 56,270 37,722 55,352 145,091 70,963
30,948 30,104 52,358 41,004 43,344 43,285 33,400
14,515 29,259 71,619 14,831 49,197 35,412 45,002
10,794 16,462 26,722 930 37,034 817 43,583
96,792 3,749 575,406 2,027 317,062 60,562 4,025
39,294 1,492 40,633 488 23,988 733 76,853
5,719 13,480 7,491 4,842 7,575 8,737 7,420
484,009 2,879,150 93,460,484 10,828,580 25,904,698 128,485,058 42,898,467
$ 192,196,208 $ 184,532,910 $ 2,186,139,486 $ 347,309,345 $ 1,734,899,596 $ 2,448,172,264 $ 2,026,725,366
$ 210,394,484 $ 198,761,236 $ 2,693,856,629 $ 349,300,041 $ 1,782,606,816 $ 2,497,557,655 $ 2,026,463,959
(18,198,276) (14,228,326) (507,717,143) (1,990,696) (47,707,220) (49,385,391) 261,407
$ 192,196,208 $ 184,532,910 $ 2,186,139,486 $ 347,309,345 $ 1,734,899,596 $ 2,448,172,264 $ 2,026,725,366
$ – $ 1,897,598 $ 49,436,687 $ 1,851,157 $ 409,037 $ 2,979,724 $ –
$ 189,820,426 $ 189,919,134 $ 2,159,979,417 $ 341,992,172 $ 1,720,691,112 $ 2,426,063,375 $ –
$ – $ – $ – $ – $ – $ – $ –
$ 1,074,000 $ 563,000 $ 49,287,136 $ 10,074,000 $ 12,386,864 $ 34,644,000 $ 2,062,713,510
$ – $ – $ – $ – $ – $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
March 31, 2026
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
CLASS A:
Net assets $ 25,553,793 $ 67,683,047 $ 105,028,279 $ 213,809,087
Shares outstanding 2,632,315 7,248,864 11,633,760 23,233,693
Net asset value ("NAV") per share $ 9.71 $ 9.34 $ 9.03 $ 9.20
Maximum sales charge 3.75% 3.75% 3.75% 3.75%
Offering price per share (NAV per share plus maximum sales
charge) $ 10.09 $ 9.70 $ 9.38 $ 9.56
CLASS I:
Net assets $ 29,959,780 $ 677,919,426 $ 1,358,279,140 $ 120,671,013
Shares outstanding 3,087,587 73,839,917 150,364,186 13,125,193
NAV and offering price per share $ 9.70 $ 9.18 $ 9.03 $ 9.19
PREMIER CLASS:
Net assets $ 17,726,621 $ 9,657,166 $ 10,036,617 $ 3,372,154
Shares outstanding 1,826,997 1,052,299 1,111,514 367,248
NAV and offering price per share $ 9.70 $ 9.18 $ 9.03 $ 9.18
CLASS R6:
Net assets $ 9,117,348,607 $ 6,487,608,036 $ 5,846,634,792 $ 1,747,744,951
Shares outstanding 939,732,551 707,208,466 647,548,330 190,270,223
NAV and offering price per share $ 9.70 $ 9.17 $ 9.03 $ 9.19
RETIREMENT CLASS:
Net assets $ 545,792,432 $ 128,786,352 $ 171,879,824 $ 221,771,242
Shares outstanding 56,227,687 13,779,021 19,031,395 24,114,506
NAV and offering price per share $ 9.71 $ 9.35 $ 9.03 $ 9.20
CLASS W:
Net assets $ 11,424,821,680 $ 2,799,533,607 $ – $ 2,112,684,075
Shares outstanding 1,177,390,423 305,155,133 – 230,000,009
NAV and offering price per share $ 9.70 $ 9.17 $ – $ 9.19
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements

8.5
5–15 Year Laddered
Tax Exempt Bond
8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 183,447,833 $ 6,237,721 $ 190,255,759 $ 2,232,208 $ 111,524,652 $ 3,828,926 $ 333,120,668
18,882,453 683,703 21,598,538 229,974 10,980,502 397,583 333,059,197
$ 9.72 $ 9.12 $ 8.81 $ 9.71 $ 10.16 $ 9.63 $ 1.00
3.00% 3.75% 4.75% 2.50% 2.50% 2.50% –%
$ 10.02 $ 9.48 $ 9.25 $ 9.96 $ 10.42 $ 9.88 $ 1.00
$ 952,379 $ 42,275,593 $ 4,832,453 $ 5,366,572 $ 105,202,345 $ 614,156 $ 19,760,082
98,232 4,636,206 551,598 553,537 10,372,290 63,804 19,755,922
$ 9.70 $ 9.12 $ 8.76 $ 9.70 $ 10.14 $ 9.63 $ 1.00
$ – $ 912,210 $ 7,475,083 $ 97,839 $ 1,809,131 $ 267,008 $ 51,617,852
– 100,000 850,605 10,062 178,096 27,745 51,602,936
$ – $ 9.12 $ 8.79 $ 9.72 $ 10.16 $ 9.62 $ 1.00
$ 7,795,996 $ 117,849,064 $ 1,157,658,743 $ 59,224,834 $ 443,888,250 $ 65,613,288 $ 1,132,940,991
803,214 12,918,569 132,011,174 6,102,114 43,730,707 6,812,371 1,132,771,357
$ 9.71 $ 9.12 $ 8.77 $ 9.71 $ 10.15 $ 9.63 $ 1.00
$ – $ 17,258,322 $ 200,278,039 $ 280,387,892 $ 124,682,525 $ 892,790,412 $ 489,285,773
– 1,891,678 22,832,972 28,877,043 12,270,367 92,701,840 489,203,069
$ – $ 9.12 $ 8.77 $ 9.71 $ 10.16 $ 9.63 $ 1.00
$ – $ – $ 625,639,409 $ – $ 947,792,693 $ 1,485,058,474 $ –
– – 71,331,812 – 93,391,997 154,189,579 –
$ – $ – $ 8.77 $ – $ 10.15 $ 9.63 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended March 31, 2026 8.1 Bond Index 8.2 Core Bond
8.3 Core Impact
Bond
§
8.4 Core Plus Bond
8.5 5–15 Year
Laddered Tax
Exempt Bond
INVESTMENT INCOME
Dividends from unaffiliated investments $ – $ 663,069 $ 2,487,610 $ 282,220 $ –
Dividends from affiliated investments – 5,348,267 – 3,126,221 –
Interest 942,295,847 496,247,088 324,433,607 230,096,773 7,222,267
Securities lending income, net 789,776 410,994 642,014 337,066 –
Tax withheld – (12,824) (204,382) – –
Total investment income 943,085,623 502,656,594 327,358,849 233,842,280 7,222,267
EXPENSES
Management fees 14,535,016 28,812,835 22,807,929 13,064,399 491,983
12b-1 distribution and service fees — Class A 65,961 173,707 469,259 550,145 470,093
12b-1 distribution and service fees — Premier Class 27,238 15,459 16,544 4,955 –
Shareholder servicing agent fees — Class A 21,064 47,114 141,663 189,995 76,386
Shareholder servicing agent fees — Class I 28,594 1,014,496 705,218 79,561 361
Shareholder servicing agent fees — Premier Class 91 88 867 77 –
Shareholder servicing agent fees — Class R6 5,795 6,136 13,263 4,530 138
Shareholder servicing agent fees — Retirement
Class 1,320,606 325,686 453,129 599,078 –
Shareholder servicing agent fees — Class W 6,783 1,895 – 1,309 –
Administrative service fees 127,836 70,788 50,388 46,477 16,754
Trustees fees 260,650 108,612 68,496 45,426 1,901
Custodian expenses 1,045,581 273,157 168,227 208,309 31,197
Overdraft expense – – 1,269 – –
Professional fees 109,539 65,866 65,777 60,448 31,777
Registration fees 61,156 67,304 60,311 31,732 14,716
Shareholder reporting expenses 63,407 223,657 202,558 93,401 44,580
Other 87,462 71,366 496,172 75,153 36,820
Total expenses 17,766,779 31,278,166 25,721,070 15,054,995 1,216,706
Expenses reimbursed by the investment adviser (9,482,856) (9,687,184) – (6,867,340) (79,260)
Fee waiver by investment adviser – (259,170) – (172,923) –
Net expenses 8,283,923 21,331,812 25,721,070 8,014,732 1,137,446
Net investment income (loss) 934,801,700 481,324,782 301,637,779 225,827,548 6,084,821
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
(418,182,879) (80,203,177) (1,669,424) (31,402,383) (860,534)
Futures contracts – 1,839,194 – 1,168,335 –
Forward foreign currency contracts – (280,592) (1,750,595) (205,642) –
Swap contracts – (16,426,514) – (15,741,757) –
Foreign currency transactions 25,420 (523,013) 16,719 (448,587) 117
Net realized gain (loss) (418,157,459) (95,594,102) (3,403,300) (46,630,034) (860,417)
Change in unrealized appreciation (depreciation)
on:
Investments
‡
595,859,728 121,051,750 17,766,347 38,480,098 2,777,226
Affiliated investments – (70,033) – (9,028) –
Futures contracts – (5,272,632) – (2,723,835) –
Forward foreign currency contracts – 222,882 834,788 158,038 –
Swap contracts – (1,765,370) – (2,139,120) –
Foreign currency translations – (12,471) (6,961) (10,580) –
Net change in unrealized appreciation
(depreciation) 595,859,728 114,154,126 18,594,174 33,755,573 2,777,226
Net realized and unrealized gain (loss) 177,702,269 18,560,024 15,190,874 (12,874,461) 1,916,809
Net increase (decrease) in net assets from
operations $ 1,112,503,969 $ 499,884,806 $ 316,828,653 $ 212,953,087 $ 8,001,630
§
Consolidated Statement of Operations (see Notes to Financial Statements)
*   Net of foreign capital gains tax $ – $ 8,049 $ – $ 1,726 $ –
‡
Net of change in foreign capital gains tax $ – $ 1,827 $ – $ – $ –

See Notes to Financial Statements

8.6 Green Bond
§
8.7 High Yield
8.9 Short Duration
Impact Bond
9.01 Short Term
Bond
9.1 Short Term Bond
Index 9.2 Money Market
$ 62,563 $ 124,302 $ – $ – $ – $ –
– – – – – –
8,607,032 143,437,376 6,873,765 84,628,067 103,995,752 86,652,654
11,004 922,791 14,503 62,886 27,615 –
(2,111) – – (3,882) – –
8,678,488 144,484,469 6,888,268 84,687,071 104,023,367 86,652,654
721,762 7,149,632 469,315 4,521,242 1,236,379 2,106,457
16,906 482,787 7,674 284,400 7,128 826,759
1,376 10,819 1,211 2,521 435 79,232
5,737 130,424 2,186 90,214 2,042 263,924
38,188 6,590 1,505 63,478 691 9,587
39 85 38 64 67 238
767 5,422 156 2,374 497 1,007
41,012 512,938 213,185 333,074 2,300,628 1,375,719
– 1,084 – 1,005 997 –
26,554 36,832 26,351 36,464 39,898 32,195
1,764 20,046 1,052 17,481 25,281 25,579
49,094 45,817 30,209 43,747 117,371 56,668
739 – 46 – – –
54,496 55,649 41,815 46,147 46,718 35,733
38,203 40,295 37,709 28,625 51,338 60,565
61,404 101,868 48,935 78,567 79,737 100,311
33,637 47,133 34,397 50,285 44,385 48,355
1,091,678 8,647,421 915,784 5,599,688 3,953,592 5,022,329
(226,035) (1,804,563) (156,959) (2,403,345) (971,348) –
– – – – – –
865,643 6,842,858 758,825 3,196,343 2,982,244 5,022,329
7,812,845 137,641,611 6,129,443 81,490,728 101,041,123 81,630,325
(202,519) (16,037,193) (152,088) 4,305,413 9,551,726 126,377
– – – 493,339 – –
(4,079) – – – – –
– – – – – –
(707) 17,560 – 17,246 1,913 33
(207,305) (16,019,633) (152,088) 4,815,998 9,553,639 126,410
182,357 23,742,093 (749,469) (1,020,189) (16,594,946) –
– – – – – –
– – – (1,692,896) – –
14,189 – – – – –
– – – – – –
(166) – – – – –
196,380 23,742,093 (749,469) (2,713,085) (16,594,946) –
(10,925) 7,722,460 (901,557) 2,102,913 (7,041,307) 126,410
$ 7,801,920 $ 145,364,071 $ 5,227,886 $ 83,593,641 $ 93,999,816 $ 81,756,735
$ – $ – $ – $ – $ – $ –
$ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

8.1
Bond Index
8.2
Core Bond
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 934,801,700 $ 894,966,619 $ 481,324,782 $ 470,987,254
Net realized gain (loss) (418,157,459) (79,406,948) (95,594,102) (126,831,685)
Net change in unrealized appreciation
(depreciation) 595,859,728 393,939,033 114,154,126 204,203,483
Net increase (decrease) in net assets from
operations 1,112,503,969 1,209,498,704 499,884,806 548,359,052
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (923,561) (868,769) (2,835,016) (2,884,546)
Class I (1,066,304) (912,927) (28,659,488) (28,881,011)
Premier Class (668,572) (878,308) (437,617) (322,182)
Class R6 (355,954,084) (374,424,654) (273,481,404) (235,630,598)
Retirement Class (18,907,664) (16,423,584) (5,399,046) (5,519,253)
Class W (557,263,398) (501,476,286) (163,341,952) (191,622,591)
Total distributions (934,783,583) (894,984,528) (474,154,523) (464,860,181)
FUND SHARE TRANSACTIONS
Subscriptions 3,975,295,845 5,165,034,903 2,663,430,468 2,202,411,806
Reinvestments of distributions 368,991,014 384,046,245 292,644,363 251,864,123
Redemptions (9,924,111,593) (2,911,162,010) (3,440,286,083) (1,966,420,791)
Net increase (decrease) from Fund share
transactions (5,579,824,734) 2,637,919,138 (484,211,252) 487,855,138
Net increase (decrease) in net assets (5,402,104,348) 2,952,433,314 (458,480,969) 571,354,009
Net assets at the beginning of period 26,563,307,261 23,610,873,947 10,629,668,603 10,058,314,594
Net assets at the end of period $ 21,161,202,913 $ 26,563,307,261 $ 10,171,187,634 $ 10,629,668,603
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements

8.3
Core Impact Bond
§
8.4
Core Plus Bond
8.5
5–15 Year Laddered Tax Exempt Bond
8.6
Green Bond
§
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
$ 301,637,779 $ 284,886,640 $ 225,827,548 $ 228,774,047 $ 6,084,821 $ 6,175,687 $ 7,812,845 $ 7,143,521
(3,403,300) (84,122,866) (46,630,034) (106,186,603) (860,417) (5,281,349) (207,305) (1,798,850)
18,594,174 134,892,537 33,755,573 139,857,548 2,777,226 482,745 196,380 2,104,683
316,828,653 335,656,311 212,953,087 262,444,992 8,001,630 1,377,083 7,801,920 7,449,354
– – – – – – – –
(7,478,967) (12,264,625) (9,436,944) (9,685,284) (5,707,580) (5,910,058) (267,820) (289,637)
(49,411,171) (45,198,102) (5,046,559) (3,890,840) (28,886) (10,754) (1,854,057) (1,618,215)
(458,876) (489,518) (147,819) (155,807) – – (38,038) (39,248)
(232,878,102) (218,867,522) (77,152,963) (71,705,712) (279,659) (255,367) (4,840,450) (4,568,937)
(7,338,010) (8,376,993) (10,468,576) (11,468,938) – – (661,268) (596,081)
– – (115,565,703) (125,674,065) – – – –
(297,565,126) (285,196,760) (217,818,564) (222,580,646) (6,016,125) (6,176,179) (7,661,633) (7,112,118)
2,426,335,639 1,939,547,953 965,806,412 690,136,711 12,450,645 12,389,271 34,814,957 40,305,034
242,317,110 227,172,987 63,659,537 59,236,368 5,531,724 5,649,996 4,118,112 4,057,137
(1,934,297,087) (1,789,005,695) (1,170,857,549) (979,220,059) (30,155,611) (33,280,552) (27,436,080) (28,486,600)
734,355,662 377,715,245 (141,391,600) (229,846,980) (12,173,242) (15,241,285) 11,496,989 15,875,571
753,619,189 428,174,796 (146,257,077) (189,982,634) (10,187,737) (20,040,381) 11,637,276 16,212,807
6,738,239,463 6,310,064,667 4,566,309,599 4,756,292,233 202,383,945 222,424,326 172,895,634 156,682,827
$ 7,491,858,652 $ 6,738,239,463 $ 4,420,052,522 $ 4,566,309,599 $ 192,196,208 $ 202,383,945 $ 184,532,910 $ 172,895,634

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
8.7
High Yield
8.9
Short Duration Impact Bond
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 137,641,611 $ 131,726,761 $ 6,129,443 $ 3,573,836
Net realized gain (loss) (16,019,633) (4,582,900) (152,088) 225,235
Net change in unrealized appreciation
(depreciation) 23,742,093 5,997,033 (749,469) 640,771
Net increase (decrease) in net assets from
operations 145,364,071 133,140,894 5,227,886 4,439,842
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (12,107,036) (12,862,686) (119,332) (136,907)
Class I (296,085) (265,484) (138,903) (94,448)
Premier Class (462,830) (526,103) (33,267) (43,508)
Class R6 (76,959,418) (77,558,010) (2,708,092) (3,007,473)
Retirement Class (12,990,160) (13,231,394) (3,130,814) (278,036)
Class W (34,842,102) (27,351,300) – –
Total distributions (137,657,631) (131,794,977) (6,130,408) (3,560,372)
FUND SHARE TRANSACTIONS
Subscriptions 683,265,423 451,368,468 299,471,074 15,558,221
Reinvestments of distributions 100,753,938 101,517,680 5,367,707 2,442,923
Redemptions (610,157,804) (540,430,135) (34,176,034) (17,211,601)
Net increase (decrease) from Fund share
transactions 173,861,557 12,456,013 270,662,747 789,543
Net increase (decrease) in net assets 181,567,997 13,801,930 269,760,225 1,669,013
Net assets at the beginning of period 2,004,571,489 1,990,769,559 77,549,120 75,880,107
Net assets at the end of period $ 2,186,139,486 $ 2,004,571,489 $ 347,309,345 $ 77,549,120
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements

9.01
Short Term Bond
9.1
Short Term Bond Index
9.2
Money Market
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
$ 81,490,728 $ 80,597,825 $ 101,041,123 $ 93,760,468 $ 81,630,325 $ 98,860,204
4,815,998 3,726,226 9,553,639 (4,901,448) 126,410 108,203
(2,713,085) 25,206,454 (16,594,946) 28,403,641 – –
83,593,641 109,530,505 93,999,816 117,262,661 81,756,735 98,968,407
– – – – – –
(4,545,936) (4,552,517) (109,208) (99,955) (12,107,459) (13,754,733)
(8,354,784) (8,022,448) (22,243) (21,475) (1,030,741) (2,144,070)
(70,123) (81,718) (11,522) (13,228) (2,023,672) (1,945,192)
(20,719,973) (19,935,336) (2,574,332) (2,748,449) (45,819,251) (52,686,287)
(5,424,329) (5,974,001) (35,816,787) (33,033,418) (20,649,238) (28,333,835)
(42,401,003) (41,981,726) (62,510,105) (57,848,411) – –
(81,516,148) (80,547,746) (101,044,197) (93,764,936) (81,630,361) (98,864,117)
553,501,501 405,743,397 489,162,157 533,621,140 779,110,142 867,471,720
31,838,516 30,242,119 38,518,883 35,878,328 81,284,903 98,539,307
(586,538,348) (586,426,952) (420,255,161) (241,479,683) (1,058,575,364) (800,336,131)
(1,198,331) (150,441,436) 107,425,879 328,019,785 (198,180,319) 165,674,896
879,162 (121,458,677) 100,381,498 351,517,510 (198,053,945) 165,779,186
1,734,020,434 1,855,479,111 2,347,790,766 1,996,273,256 2,224,779,311 2,059,000,125
$ 1,734,899,596 $ 1,734,020,434 $ 2,448,172,264 $ 2,347,790,766 $ 2,026,725,366 $ 2,224,779,311

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.1
Bond Index
Class A:
3/31/26 $ 9 .67 $ 0 .34 $ 0 .04 $ 0 .38 $ ( 0 .34 ) $ — $ ( 0 .34 ) $ 9 .71
3/31/25 9 .54 0 .30 0 .13 0 .43 ( 0 .30 ) — ( 0 .30 ) 9 .67
3/31/24 9 .68 0 .26 ( 0 .14 ) 0 .12 ( 0 .26 ) — ( 0 .26 ) 9 .54
3/31/23 10 .45 0 .22 ( 0 .77 ) ( 0 .55 ) ( 0 .22 ) ( 0 .00 )
(c)
( 0 .22 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
Class I:
3/31/26 9 .66 0 .36 0 .04 0 .40 ( 0 .36 ) — ( 0 .36 ) 9 .70
3/31/25 9 .54 0 .33 0 .12 0 .45 ( 0 .33 ) — ( 0 .33 ) 9 .66
3/31/24 9 .67 0 .28 ( 0 .13 ) 0 .15 ( 0 .28 ) — ( 0 .28 ) 9 .54
3/31/23 10 .44 0 .24 ( 0 .77 ) ( 0 .53 ) ( 0 .24 ) ( 0 .00 )
(c)
( 0 .24 ) 9 .67
3/31/22 11 .14 0 .20 ( 0 .68 ) ( 0 .48 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 10 .44
Premier Class:
3/31/26 9 .66 0 .36 0 .04 0 .40 ( 0 .36 ) — ( 0 .36 ) 9 .70
3/31/25 9 .53 0 .32 0 .13 0 .45 ( 0 .32 ) — ( 0 .32 ) 9 .66
3/31/24 9 .67 0 .28 ( 0 .14 ) 0 .14 ( 0 .28 ) — ( 0 .28 ) 9 .53
3/31/23 10 .44 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
(c)
( 0 .23 ) 9 .67
3/31/22 11 .14 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 10 .44
Class R6:
3/31/26 9 .66 0 .37 0 .04 0 .41 ( 0 .37 ) — ( 0 .37 ) 9 .70
3/31/25 9 .53 0 .34 0 .13 0 .47 ( 0 .34 ) — ( 0 .34 ) 9 .66
3/31/24 9 .67 0 .29 ( 0 .14 ) 0 .15 ( 0 .29 ) — ( 0 .29 ) 9 .53
3/31/23 10 .44 0 .25 ( 0 .77 ) ( 0 .52 ) ( 0 .25 ) ( 0 .00 )
(c)
( 0 .25 ) 9 .67
3/31/22 11 .14 0 .21 ( 0 .68 ) ( 0 .47 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 10 .44
Retirement Class:
3/31/26 9 .67 0 .35 0 .04 0 .39 ( 0 .35 ) — ( 0 .35 ) 9 .71
3/31/25 9 .54 0 .31 0 .13 0 .44 ( 0 .31 ) — ( 0 .31 ) 9 .67
3/31/24 9 .68 0 .27 ( 0 .14 ) 0 .13 ( 0 .27 ) — ( 0 .27 ) 9 .54
3/31/23 10 .45 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
(c)
( 0 .23 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
Class W:
3/31/26 9 .66 0 .38 0 .04 0 .42 ( 0 .38 ) — ( 0 .38 ) 9 .70
3/31/25 9 .54 0 .34 0 .12 0 .46 ( 0 .34 ) — ( 0 .34 ) 9 .66
3/31/24 9 .67 0 .30 ( 0 .13 ) 0 .17 ( 0 .30 ) — ( 0 .30 ) 9 .54
3/31/23 10 .44 0 .26 ( 0 .77 ) ( 0 .51 ) ( 0 .26 ) ( 0 .00 )
(c)
( 0 .26 ) 9 .67
3/31/22 11 .15 0 .22 ( 0 .69 ) ( 0 .47 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 10 .44
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .98% $ 25,554 0 .40% 0 .40% 3 .50% 28%
4 .60 28,041 0 .42 0 .42 3 .16 16
1 .32 27,552 0 .39 0 .39 2 .78 14
( 5 .20 ) 27,979 0 .38 0 .38 2 .26 20
( 4 .61 ) 31,980 0 .44 0 .40 1 .59 18
4 .22 29,960 0 .17 0 .17 3 .74 28
4 .76 27,563 0 .17 0 .17 3 .41 16
1 .65 26,194 0 .17 0 .17 3 .00 14
( 5 .01 ) 19,339 0 .17 0 .17 2 .49 20
( 4 .41 ) 14,176 0 .19 0 .19 1 .79 18
4 .17 17,727 0 .22 0 .22 3 .68 28
4 .81 17,995 0 .22 0 .22 3 .34 16
1 .49 26,250 0 .22 0 .22 2 .94 14
( 5 .05 ) 25,380 0 .22 0 .22 2 .42 20
( 4 .46 ) 25,715 0 .24 0 .24 1 .75 18
4 .32 9,117,349 0 .07 0 .07 3 .83 28
4 .97 11,302,895 0 .07 0 .07 3 .51 16
1 .65 9,800,915 0 .07 0 .07 3 .10 14
( 4 .91 ) 9,131,524 0 .07 0 .07 2 .57 20
( 4 .32 ) 9,680,082 0 .09 0 .09 1 .90 18
4 .06 545,792 0 .32 0 .32 3 .58 28
4 .71 521,380 0 .32 0 .32 3 .25 16
1 .39 485,743 0 .32 0 .32 2 .84 14
( 5 .14 ) 544,533 0 .32 0 .32 2 .31 20
( 4 .55 ) 628,526 0 .34 0 .34 1 .65 18
4 .39 11,424,822 0 .07 0.00 3 .89 28
4 .93 14,665,433 0 .07 0.00 3 .58 16
1 .83 13,244,219 0 .07 0.00 3 .18 14
( 4 .84 ) 11,084,405 0 .07 0.00 2 .64 20
( 4 .32 ) 10,746,686 0 .09 0.00 2 .00 18

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.2
Core Bond
Class A:
3/31/26 $ 9 .33 $ 0 .39 $ — $ 0 .39 $ ( 0 .38 ) $ — $ ( 0 .38 ) $ 9 .34
3/31/25 9 .25 0 .38 0 .07 0 .45 ( 0 .37 ) — ( 0 .37 ) 9 .33
3/31/24 9 .34 0 .35 ( 0 .10 ) 0 .25 ( 0 .34 ) — ( 0 .34 ) 9 .25
3/31/23 10 .15 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .34
3/31/22 10 .84 0 .18 ( 0 .65 ) ( 0 .47 ) ( 0 .18 ) ( 0 .04 ) ( 0 .22 ) 10 .15
Class I:
3/31/26 9 .18 0 .40 ( 0 .01 ) 0 .39 ( 0 .39 ) — ( 0 .39 ) 9 .18
3/31/25 9 .10 0 .39 0 .07 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .18
3/31/24 9 .18 0 .36 ( 0 .09 ) 0 .27 ( 0 .35 ) — ( 0 .35 ) 9 .10
3/31/23 9 .98 0 .29 ( 0 .80 ) ( 0 .51 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .66 0 .20 ( 0 .64 ) ( 0 .44 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 9 .98
Premier Class:
3/31/26 9 .17 0 .40 — 0 .40 ( 0 .39 ) — ( 0 .39 ) 9 .18
3/31/25 9 .09 0 .39 0 .07 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .17
3/31/24 9 .18 0 .36 ( 0 .10 ) 0 .26 ( 0 .35 ) — ( 0 .35 ) 9 .09
3/31/23 9 .97 0 .29 ( 0 .79 ) ( 0 .50 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .65 0 .19 ( 0 .64 ) ( 0 .45 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 9 .97
Class R6:
3/31/26 9 .17 0 .41 — 0 .41 ( 0 .41 ) — ( 0 .41 ) 9 .17
3/31/25 9 .09 0 .40 0 .08 0 .48 ( 0 .40 ) — ( 0 .40 ) 9 .17
3/31/24 9 .18 0 .37 ( 0 .10 ) 0 .27 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .97 0 .30 ( 0 .79 ) ( 0 .49 ) ( 0 .30 ) — ( 0 .30 ) 9 .18
3/31/22 10 .65 0 .21 ( 0 .64 ) ( 0 .43 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 9 .97
Retirement Class:
3/31/26 9 .34 0 .40 — 0 .40 ( 0 .39 ) — ( 0 .39 ) 9 .35
3/31/25 9 .26 0 .39 0 .07 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .34
3/31/24 9 .35 0 .36 ( 0 .10 ) 0 .26 ( 0 .35 ) — ( 0 .35 ) 9 .26
3/31/23 10 .16 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .35
3/31/22 10 .85 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 10 .16
Class W:
3/31/26 9 .17 0 .44 ( 0 .01 ) 0 .43 ( 0 .43 ) — ( 0 .43 ) 9 .17
3/31/25 9 .09 0 .43 0 .07 0 .50 ( 0 .42 ) — ( 0 .42 ) 9 .17
3/31/24 9 .18 0 .40 ( 0 .10 ) 0 .30 ( 0 .39 ) — ( 0 .39 ) 9 .09
3/31/23 9 .97 0 .33 ( 0 .79 ) ( 0 .46 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .65 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 9 .97
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
4 .26% $ 67,683 0 .60% 0 .60% 4 .15% 113% 104%
5 .00 71,513 0 .61 0 .60 4 .08 66 59
2 .80 72,945 0 .59 0 .59 3 .85 62 54
( 5 .20 ) 78,449 0 .58 0 .58 2 .97 152 113
( 4 .38 ) 93,247 0 .59 0 .55 1 .70 295
(c)
96
(c)
4 .33 677,919 0 .43 0 .43 4 .32 113 104
5 .20 687,640 0 .43 0 .43 4 .26 66 59
3 .07 656,689 0 .43 0 .43 4 .02 62 54
( 5 .09 ) 664,797 0 .42 0 .42 3 .11 152 113
( 4 .26 ) 989,602 0 .42 0 .42 1 .85 295
(c)
96
(c)
4 .44 9,657 0 .43 0 .43 4 .32 113 104
5 .18 11,284 0 .45 0 .45 4 .28 66 59
2 .94 3,304 0 .44 0 .44 3 .97 62 54
( 5 .01 ) 5,649 0 .44 0 .44 3 .11 152 113
( 4 .28 ) 6,596 0 .44 0 .44 1 .81 295
(c)
96
(c)
4 .48 6,487,608 0 .28 0 .28 4 .47 113 104
5 .35 5,770,518 0 .29 0 .29 4 .40 66 59
3 .10 4,978,394 0 .29 0 .29 4 .17 62 54
( 4 .86 ) 4,625,629 0 .29 0 .29 3 .29 152 113
( 4 .14 ) 4,490,250 0 .29 0 .29 1 .98 295
(c)
96
(c)
4 .33 128,786 0 .53 0 .53 4 .22 113 104
5 .07 133,362 0 .53 0 .53 4 .15 66 59
2 .86 135,578 0 .54 0 .54 3 .91 62 54
( 5 .15 ) 133,283 0 .54 0 .54 3 .01 152 113
( 4 .36 ) 162,596 0 .54 0 .54 1 .71 295
(c)
96
(c)
4 .77 2,799,534 0 .28 0.00 4 .74 113 104
5 .65 3,955,351 0 .28 0.00 4 .68 66 59
3 .40 4,211,405 0 .29 0.00 4 .45 62 54
( 4 .59 ) 3,822,326 0 .29 0.00 3 .53 152 113
( 3 .86 ) 4,672,235 0 .29 0.00 2 .25 295
(c)
96
(c)

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.3
Core Impact Bond
§
Class A:
3/31/26 $ 8.99 $ 0.37 $ 0.03 $ 0.40 $ (0.36) $ — $ (0.36) $ 9.03
3/31/25 8.91 0.36 0.08 0.44 (0.36) — (0.36) 8.99
3/31/24 9.04 0.33 (0.13) 0.20 (0.33) — (0.33) 8.91
3/31/23 9.87 0.25 (0.82) (0.57) (0.26) — (0.26) 9.04
3/31/22 10.47 0.15 (0.60) (0.45) (0.15) (0.00)
(c)
(0.15) 9.87
Class I:
3/31/26 9.00 0.39 0.03 0.42 (0.39) — (0.39) 9.03
3/31/25 8.92 0.38 0.08 0.46 (0.38) — (0.38) 9.00
3/31/24 9.05 0.35 (0.13) 0.22 (0.35) — (0.35) 8.92
3/31/23 9.88 0.27 (0.83) (0.56) (0.27) — (0.27) 9.05
3/31/22 10.48 0.17 (0.59) (0.42) (0.18) (0.00)
(c)
(0.18) 9.88
Premier Class:
3/31/26 8.99 0.38 0.04 0.42 (0.38) — (0.38) 9.03
3/31/25 8.92 0.38 0.07 0.45 (0.38) — (0.38) 8.99
3/31/24 9.05 0.33 (0.12) 0.21 (0.34) — (0.34) 8.92
3/31/23 9.88 0.26 (0.83) (0.57) (0.26) — (0.26) 9.05
3/31/22 10.48 0.16 (0.60) (0.44) (0.16) (0.00)
(c)
(0.16) 9.88
Class R6:
3/31/26 8.99 0.40 0.03 0.43 (0.39) — (0.39) 9.03
3/31/25 8.92 0.39 0.07 0.46 (0.39) — (0.39) 8.99
3/31/24 9.04 0.36 (0.12) 0.24 (0.36) — (0.36) 8.92
3/31/23 9.87 0.28 (0.83) (0.55) (0.28) — (0.28) 9.04
3/31/22 10.48 0.18 (0.61) (0.43) (0.18) (0.00)
(c)
(0.18) 9.87
Retirement Class:
3/31/26 8.99 0.37 0.04 0.41 (0.37) — (0.37) 9.03
3/31/25 8.92 0.37 0.07 0.44 (0.37) — (0.37) 8.99
3/31/24 9.04 0.33 (0.12) 0.21 (0.33) — (0.33) 8.92
3/31/23 9.88 0.26 (0.84) (0.58) (0.26) — (0.26) 9.04
3/31/22 10.48 0.15 (0.59) (0.44) (0.16) (0.00)
(c)
(0.16) 9.88
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Value rounded to zero.
§
Consolidated Financial Highlights (see Notes to Financial Statements)

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
4.63% $ 105,028 0.67% 0.67% 4.07% 143% 141%
4.93 311,641 0.67 0.67 4.03 147 141
2.35 256,020 0.62 0.62 3.76 142 137
(5.79) 251,165 0.63 0.62 2.78 171 139
(4.32) 330,332 0.64 0.64 1.45 255 112
4.68 1,358,279 0.41 0.41 4.32 143 141
5.31 985,090 0.41 0.41 4.29 147 141
2.54 1,076,782 0.43 0.43 3.95 142 137
(5.59) 1,005,499 0.43 0.42 2.96 171 139
(4.12) 1,526,575 0.44 0.44 1.66 255 112
4.70 10,037 0.50 0.50 4.22 143 141
5.10 11,579 0.51 0.51 4.19 147 141
2.42 12,113 0.62 0.55 3.76 142 137
(5.70) 23,649 0.66 0.54 2.88 171 139
(4.23) 27,068 0.58 0.55 1.53 255 112
4.86 5,846,635 0.35 0.35 4.38 143 141
5.26 5,241,942 0.35 0.35 4.35 147 141
2.73 4,746,237 0.36 0.35 4.02 142 137
(5.54) 4,553,635 0.37 0.36 3.07 171 139
(4.16) 4,648,095 0.38 0.38 1.72 255 112
4.60 171,880 0.60 0.60 4.13 143 141
5.00 187,989 0.60 0.60 4.10 147 141
2.47 218,913 0.61 0.61 3.75 142 137
(5.87) 271,648 0.62 0.61 2.79 171 139
(4.31) 382,704 0.63 0.63 1.45 255 112

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.4
Core Plus Bond
Class A:
3/31/26 $ 9 .22 $ 0 .41 $ ( 0 .03 ) $ 0 .38 $ ( 0 .40 ) $ — $ ( 0 .40 ) $ 9 .20
3/31/25 9 .14 0 .41 0 .06 0 .47 ( 0 .39 ) — ( 0 .39 ) 9 .22
3/31/24 9 .19 0 .38 ( 0 .07 ) 0 .31 ( 0 .36 ) — ( 0 .36 ) 9 .14
3/31/23 10 .05 0 .32 ( 0 .87 ) ( 0 .55 ) ( 0 .31 ) — ( 0 .31 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
Class I:
3/31/26 9 .21 0 .44 ( 0 .04 ) 0 .40 ( 0 .42 ) — ( 0 .42 ) 9 .19
3/31/25 9 .13 0 .43 0 .07 0 .50 ( 0 .42 ) — ( 0 .42 ) 9 .21
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .13
3/31/23 10 .04 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
Premier Class:
3/31/26 9 .20 0 .43 ( 0 .04 ) 0 .39 ( 0 .41 ) — ( 0 .41 ) 9 .18
3/31/25 9 .12 0 .42 0 .07 0 .49 ( 0 .41 ) — ( 0 .41 ) 9 .20
3/31/24 9 .17 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .12
3/31/23 10 .03 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .17
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
Class R6:
3/31/26 9 .21 0 .44 ( 0 .03 ) 0 .41 ( 0 .43 ) — ( 0 .43 ) 9 .19
3/31/25 9 .12 0 .44 0 .07 0 .51 ( 0 .42 ) — ( 0 .42 ) 9 .21
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .39 ) — ( 0 .39 ) 9 .12
3/31/23 10 .03 0 .34 ( 0 .85 ) ( 0 .51 ) ( 0 .34 ) — ( 0 .34 ) 9 .18
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
Retirement Class:
3/31/26 9 .22 0 .42 ( 0 .04 ) 0 .38 ( 0 .40 ) — ( 0 .40 ) 9 .20
3/31/25 9 .13 0 .41 0 .08 0 .49 ( 0 .40 ) — ( 0 .40 ) 9 .22
3/31/24 9 .19 0 .39 ( 0 .08 ) 0 .31 ( 0 .37 ) — ( 0 .37 ) 9 .13
3/31/23 10 .04 0 .32 ( 0 .85 ) ( 0 .53 ) ( 0 .32 ) — ( 0 .32 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
Class W:
3/31/26 9 .21 0 .47 ( 0 .04 ) 0 .43 ( 0 .45 ) — ( 0 .45 ) 9 .19
3/31/25 9 .12 0 .46 0 .08 0 .54 ( 0 .45 ) — ( 0 .45 ) 9 .21
3/31/24 9 .18 0 .44 ( 0 .08 ) 0 .36 ( 0 .42 ) — ( 0 .42 ) 9 .12
3/31/23 10 .03 0 .37 ( 0 .85 ) ( 0 .48 ) ( 0 .37 ) — ( 0 .37 ) 9 .18
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
4 .14% $ 213,809 0 .63% 0 .63% 4 .46% 121% 119%
5 .30 224,638 0 .63 0 .63 4 .43 84 82
3 .52 225,708 0 .63 0 .63 4 .26 56 49
( 5 .40 ) 236,915 0 .62 0 .61 3 .41 143 113
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
4 .41 120,671 0 .37 0 .36 4 .73 121 119
5 .55 104,339 0 .38 0 .38 4 .69 84 82
3 .77 81,467 0 .39 0 .39 4 .50 56 49
( 5 .19 ) 92,456 0 .38 0 .38 3 .58 143 113
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
4 .33 3,372 0 .45 0 .45 4 .65 121 119
5 .48 3,399 0 .45 0 .45 4 .60 84 82
3 .70 3,186 0 .45 0 .45 4 .40 56 49
( 5 .27 ) 5,932 0 .45 0 .45 3 .56 143 113
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
4 .49 1,747,745 0 .30 0 .29 4 .80 121 119
5 .76 1,548,503 0 .30 0 .30 4 .76 84 82
3 .75 1,562,696 0 .30 0 .30 4 .60 56 49
( 5 .02 ) 1,484,766 0 .30 0 .30 3 .72 143 113
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
4 .23 221,771 0 .55 0 .54 4 .55 121 119
5 .49 255,248 0 .55 0 .55 4 .50 84 82
3 .49 276,487 0 .55 0 .55 4 .34 56 49
( 5 .25 ) 301,925 0 .55 0 .55 3 .47 143 113
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
4 .79 2,112,684 0 .30 0.00 5 .09 121 119
6 .07 2,430,183 0 .30 0.00 5 .05 84 82
4 .06 2,606,748 0 .30 0.00 4 .90 56 49
( 4 .74 ) 2,383,204 0 .30 0.00 4 .00 143 113
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.5
5–15 Year Laddered Tax Exempt Bond
Class A:
3/31/26 $ 9.62 $ 0.30 $ 0.10 $ 0.40 $ (0.30) $ — $ (0.30) $ 9.72
3/31/25 9.84 0.28 (0.22) 0.06 (0.28) — (0.28) 9.62
3/31/24 9.81 0.24 0.03 0.27 (0.24) — (0.24) 9.84
3/31/23 10.05 0.20 (0.23) (0.03) (0.20) (0.01) (0.21) 9.81
3/31/22 10.91 0.20 (0.79) (0.59) (0.20) (0.07) (0.27) 10.05
Class I:
3/31/26 9.60 0.32 0.10 0.42 (0.32) — (0.32) 9.70
3/31/25 9.82 0.30 (0.21) 0.09 (0.31) — (0.31) 9.60
3/31/24 9.80 0.25 0.02 0.27 (0.25) — (0.25) 9.82
3/31/23 10.03 0.22 (0.22) — (0.22) (0.01) (0.23) 9.80
3/31/22 10.89 0.21 (0.79) (0.58) (0.21) (0.07) (0.28) 10.03
Class R6:
3/31/26 9.61 0.33 0.09 0.42 (0.32) — (0.32) 9.71
3/31/25 9.83 0.31 (0.22) 0.09 (0.31) — (0.31) 9.61
3/31/24 9.80 0.26 0.03 0.29 (0.26) — (0.26) 9.83
3/31/23 10.04 0.23 (0.23) — (0.23) (0.01) (0.24) 9.80
3/31/22 10.90 0.22 (0.78) (0.56) (0.23) (0.07) (0.30) 10.04
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4.15% $ 183,448 0.63% 0.59% 3.07% 14%
0.65 194,143 0.63 0.58 2.91 25
2.78 213,880 0.62 0.58 2.43 48
(0.23) 227,830 0.62 0.58 2.08 15
(5.54) 248,157 0.61 0.54 1.83 9
4.41 952 0.38 0.34 3.32 14
0.88 728 0.41 0.37 3.13 25
2.87 362 0.44 0.40 2.59 48
0.06 533 0.42 0.38 2.27 15
(5.42) 683 0.43 0.40 1.97 9
4.45 7,796 0.34 0.30 3.36 14
0.94 7,513 0.34 0.30 3.19 25
3.07 8,182 0.34 0.30 2.71 48
0.05 8,747 0.34 0.30 2.36 15
(5.31) 18,226 0.33 0.30 2.09 9

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.6
Green Bond
§
Class A:
3/31/26 $ 9 .11 $ 0 .37 $ — $ 0 .37 $ ( 0 .36 ) $ — $ ( 0 .36 ) $ 9 .12
3/31/25 9 .10 0 .38 0 .01 0 .39 ( 0 .38 ) — ( 0 .38 ) 9 .11
3/31/24 9 .16 0 .34 ( 0 .05 ) 0 .29 ( 0 .35 ) — ( 0 .35 ) 9 .10
3/31/23 9 .95 0 .29 ( 0 .78 ) ( 0 .49 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 9 .16
3/31/22 10 .63 0 .22 ( 0 .63 ) ( 0 .41 ) ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 9 .95
Class I:
3/31/26 9 .11 0 .39 0 .01 0 .40 ( 0 .39 ) — ( 0 .39 ) 9 .12
3/31/25 9 .09 0 .40 0 .02 0 .42 ( 0 .40 ) — ( 0 .40 ) 9 .11
3/31/24 9 .16 0 .36 ( 0 .07 ) 0 .29 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .95 0 .32 ( 0 .79 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .62 ) ( 0 .38 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 9 .95
Premier Class:
3/31/26 9 .11 0 .39 — 0 .39 ( 0 .38 ) — ( 0 .38 ) 9 .12
3/31/25 9 .09 0 .39 0 .02 0 .41 ( 0 .39 ) — ( 0 .39 ) 9 .11
3/31/24 9 .16 0 .36 ( 0 .07 ) 0 .29 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .62 0 .23 ( 0 .62 ) ( 0 .39 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
Class R6:
3/31/26 9 .11 0 .40 — 0 .40 ( 0 .39 ) — ( 0 .39 ) 9 .12
3/31/25 9 .09 0 .41 0 .02 0 .43 ( 0 .41 ) — ( 0 .41 ) 9 .11
3/31/24 9 .16 0 .37 ( 0 .07 ) 0 .30 ( 0 .37 ) — ( 0 .37 ) 9 .09
3/31/23 9 .95 0 .31 ( 0 .78 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .61 ) ( 0 .37 ) ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .95
Retirement Class:
3/31/26 9 .11 0 .38 — 0 .38 ( 0 .37 ) — ( 0 .37 ) 9 .12
3/31/25 9 .09 0 .38 0 .02 0 .40 ( 0 .38 ) — ( 0 .38 ) 9 .11
3/31/24 9 .16 0 .35 ( 0 .07 ) 0 .28 ( 0 .35 ) — ( 0 .35 ) 9 .09
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .63 0 .23 ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
§
Consolidated Financial Highlights (see Notes to Financial Statements)

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .14% $ 6,238 0 .88% 0 .76% 4 .04% 31%
4 .45 6,743 0 .91 0 .78 4 .15 41
3 .12 7,294 0 .91 0 .76 3 .83 62
( 4 .98 ) 7,756 0 .91 0 .71 3 .12 36
( 4 .06 ) 7,465 1 .33 0 .73 2 .04 27
4 .40 42,276 0 .63 0 .51 4 .29 31
4 .70 45,310 0 .68 0 .54 4 .40 41
3 .34 36,073 0 .69 0 .55 4 .03 62
( 4 .76 ) 43,796 0 .71 0 .51 3 .60 36
( 3 .73 ) 3,270 0 .83 0 .47 2 .30 27
4 .33 912 0 .70 0 .57 4 .23 31
4 .63 911 0 .74 0 .60 4 .34 41
3 .29 909 0 .75 0 .60 4 .00 62
( 4 .84 ) 916 0 .77 0 .57 3 .25 36
( 3 .84 ) 995 0 .97 0 .58 2 .18 27
4 .49 117,849 0 .55 0 .42 4 .38 31
4 .79 104,951 0 .58 0 .45 4 .49 41
3 .44 98,937 0 .60 0 .45 4 .17 62
( 4 .70 ) 77,172 0 .61 0 .41 3 .41 36
( 3 .71 ) 77,183 0 .81 0 .45 2 .34 27
4 .23 17,258 0 .80 0 .67 4 .13 31
4 .53 14,981 0 .83 0 .70 4 .24 41
3 .19 13,469 0 .85 0 .69 3 .90 62
( 4 .86 ) 14,141 0 .86 0 .58 3 .23 36
( 3 .93 ) 15,531 1 .06 0 .58 2 .18 27

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.7
High Yield
Class A:
3/31/26 $ 8 .75 $ 0 .56 $ 0 .06 $ 0 .62 $ ( 0 .56 ) $ — $ ( 0 .56 ) $ 8 .81
3/31/25 8 .74 0 .55 0 .01 0 .56 ( 0 .55 ) — ( 0 .55 ) 8 .75
3/31/24 8 .39 0 .52 0 .35 0 .87 ( 0 .52 ) — ( 0 .52 ) 8 .74
3/31/23 9 .15 0 .45 ( 0 .75 ) ( 0 .30 ) ( 0 .46 ) — ( 0 .46 ) 8 .39
3/31/22 9 .57 0 .42 ( 0 .42 ) 0 .00
(c)
( 0 .42 ) — ( 0 .42 ) 9 .15
Class I:
3/31/26 8 .70 0 .57 0 .06 0 .63 ( 0 .57 ) — ( 0 .57 ) 8 .76
3/31/25 8 .69 0 .56 0 .01 0 .57 ( 0 .56 ) — ( 0 .56 ) 8 .70
3/31/24 8 .35 0 .53 0 .34 0 .87 ( 0 .53 ) — ( 0 .53 ) 8 .69
3/31/23 9 .10 0 .46 ( 0 .74 ) ( 0 .28 ) ( 0 .47 ) — ( 0 .47 ) 8 .35
3/31/22 9 .52 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .10
Premier Class:
3/31/26 8 .73 0 .57 0 .06 0 .63 ( 0 .57 ) — ( 0 .57 ) 8 .79
3/31/25 8 .71 0 .56 0 .02 0 .58 ( 0 .56 ) — ( 0 .56 ) 8 .73
3/31/24 8 .36 0 .53 0 .35 0 .88 ( 0 .53 ) — ( 0 .53 ) 8 .71
3/31/23 9 .12 0 .47 ( 0 .76 ) ( 0 .29 ) ( 0 .47 ) — ( 0 .47 ) 8 .36
3/31/22 9 .54 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .12
Class R6:
3/31/26 8 .71 0 .58 0 .06 0 .64 ( 0 .58 ) — ( 0 .58 ) 8 .77
3/31/25 8 .70 0 .57 0 .01 0 .58 ( 0 .57 ) — ( 0 .57 ) 8 .71
3/31/24 8 .35 0 .54 0 .35 0 .89 ( 0 .54 ) — ( 0 .54 ) 8 .70
3/31/23 9 .11 0 .48 ( 0 .76 ) ( 0 .28 ) ( 0 .48 ) — ( 0 .48 ) 8 .35
3/31/22 9 .53 0 .45 ( 0 .43 ) 0 .02 ( 0 .44 ) — ( 0 .44 ) 9 .11
Retirement Class:
3/31/26 8 .71 0 .56 0 .06 0 .62 ( 0 .56 ) — ( 0 .56 ) 8 .77
3/31/25 8 .70 0 .55 0 .01 0 .56 ( 0 .55 ) — ( 0 .55 ) 8 .71
3/31/24 8 .36 0 .52 0 .34 0 .86 ( 0 .52 ) — ( 0 .52 ) 8 .70
3/31/23 9 .11 0 .45 ( 0 .74 ) ( 0 .29 ) ( 0 .46 ) — ( 0 .46 ) 8 .36
3/31/22 9 .53 0 .42 ( 0 .42 ) 0 .00
(c)
( 0 .42 ) — ( 0 .42 ) 9 .11
Class W:
3/31/26 8 .71 0 .61 0 .06 0 .67 ( 0 .61 ) — ( 0 .61 ) 8 .77
3/31/25 8 .70 0 .61 0 .01 0 .62 ( 0 .61 ) — ( 0 .61 ) 8 .71
3/31/24 8 .35 0 .57 0 .35 0 .92 ( 0 .57 ) — ( 0 .57 ) 8 .70
3/31/23 9 .11 0 .51 ( 0 .76 ) ( 0 .25 ) ( 0 .51 ) — ( 0 .51 ) 8 .35
3/31/22 9 .53 0 .48 ( 0 .42 ) 0 .06 ( 0 .48 ) — ( 0 .48 ) 9 .11
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Value rounded to zero.
(d)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .17% $ 190,256 0 .68% 0 .68% 6 .26% 48%
6 .53 196,226 0 .68 0 .68 6 .22 61
10 .71 217,021 0 .67 0 .66 6 .11 46
( 3 .19 ) 213,517 0 .66 0 .64 5 .38 39
( 0 .07 ) 249,616 0 .65 0 .60 4 .41 70
(d)
7 .36 4,832 0 .50 0 .50 6 .44 48
6 .72 4,254 0 .50 0 .50 6 .40 61
10 .80 4,329 0 .48 0 .48 6 .29 46
( 2 .96 ) 7,984 0 .49 0 .47 5 .51 39
0 .05 9,760 0 .47 0 .46 4 .54 70
(d)
7 .35 7,475 0 .51 0 .51 6 .44 48
6 .82 11,839 0 .51 0 .51 6 .36 61
10 .88 11,464 0 .52 0 .52 6 .29 46
( 3 .08 ) 14,913 0 .51 0 .50 5 .54 39
0 .02 15,798 0 .51 0 .49 4 .54 70
(d)
7 .51 1,157,659 0 .36 0 .36 6 .58 48
6 .86 1,208,604 0 .36 0 .36 6 .54 61
11 .06 1,140,584 0 .37 0 .37 6 .41 46
( 2 .94 ) 1,412,278 0 .36 0 .35 5 .64 39
0 .17 2,147,075 0 .36 0 .34 4 .67 70
(d)
7 .25 200,278 0 .61 0 .61 6 .34 48
6 .60 207,263 0 .61 0 .61 6 .29 61
10 .65 211,789 0 .62 0 .62 6 .16 46
( 3 .07 ) 220,167 0 .61 0 .60 5 .42 39
( 0 .08 ) 265,385 0 .61 0 .59 4 .43 70
(d)
7 .90 625,639 0 .36 0.00 6 .94 48
7 .25 376,384 0 .36 0.00 6 .90 61
11 .46 405,583 0 .37 0.00 6 .77 46
( 2 .61 ) 534,772 0 .36 0.00 6 .05 39
0 .51 450,278 0 .36 0.00 5 .02 70
(d)

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.9
Short Duration Impact Bond
Class A:
3/31/26 $ 9.68 $ 0.38 $ 0.03 $ 0.41 $ (0.38) $ — $ (0.38) $ 9.71
3/31/25 9.57 0.42 0.11 0.53 (0.42) — (0.42) 9.68
3/31/24 9.58 0.39 (0.01) 0.38 (0.39) — (0.39) 9.57
3/31/23 9.82 0.26 (0.25) 0.01 (0.25) — (0.25) 9.58
3/31/22 10.25 0.13 (0.38) (0.25) (0.13) (0.05) (0.18) 9.82
Class I:
3/31/26 9.67 0.39 0.04 0.43 (0.40) — (0.40) 9.70
3/31/25 9.56 0.45 0.11 0.56 (0.45) — (0.45) 9.67
3/31/24 9.57 0.41 (0.01) 0.40 (0.41) — (0.41) 9.56
3/31/23 9.82 0.26 (0.23) 0.03 (0.28) — (0.28) 9.57
3/31/22 10.25 0.15 (0.38) (0.23) (0.15) (0.05) (0.20) 9.82
Premier Class:
3/31/26 9.68 0.40 0.03 0.43 (0.39) — (0.39) 9.72
3/31/25 9.57 0.44 0.11 0.55 (0.44) — (0.44) 9.68
3/31/24 9.58 0.40 (0.01) 0.39 (0.40) — (0.40) 9.57
3/31/23 9.82 0.26 (0.24) 0.02 (0.26) — (0.26) 9.58
3/31/22 10.25 0.14 (0.38) (0.24) (0.14) (0.05) (0.19) 9.82
Class R6:
3/31/26 9.68 0.41 0.03 0.44 (0.41) — (0.41) 9.71
3/31/25 9.57 0.45 0.11 0.56 (0.45) — (0.45) 9.68
3/31/24 9.58 0.42 (0.02) 0.40 (0.41) — (0.41) 9.57
3/31/23 9.82 0.30 (0.26) 0.04 (0.28) — (0.28) 9.58
3/31/22 10.25 0.15 (0.38) (0.23) (0.15) (0.05) (0.20) 9.82
Retirement Class:
3/31/26 9.68 0.35 0.07 0.42 (0.39) — (0.39) 9.71
3/31/25 9.57 0.43 0.11 0.54 (0.43) — (0.43) 9.68
3/31/24 9.58 0.39 (0.01) 0.38 (0.39) — (0.39) 9.57
3/31/23 9.82 0.25 (0.24) 0.01 (0.25) — (0.25) 9.58
3/31/22 10.25 0.13 (0.38) (0.25) (0.13) (0.05) (0.18) 9.82
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4.26% $ 2,232 0.76% 0.66% 3.87% 305%
5.64 3,214 0.92 0.67 4.37 139
4.04 3,170 0.93 0.63 4.07 269
0.17 3,270 0.99 0.59 2.68 317
(2.54) 2,232 1.89 0.60 1.24 76
4.45 5,367 0.48 0.38 4.10 305
5.95 2,117 0.63 0.38 4.67 139
4.30 1,809 0.68 0.38 4.32 269
0.36 1,746 0.78 0.38 2.74 317
(2.32) 4,866 1.01 0.39 1.47 76
4.54 98 0.60 0.49 4.10 305
5.82 968 0.76 0.50 4.54 139
4.18 957 0.80 0.50 4.20 269
0.27 958 0.89 0.49 2.74 317
(2.44) 982 1.12 0.50 1.35 76
4.60 59,225 0.44 0.34 4.19 305
5.97 65,136 0.61 0.35 4.69 139
4.33 63,995 0.65 0.35 4.37 269
0.42 57,126 0.74 0.34 3.13 317
(2.29) 24,494 0.96 0.35 1.50 76
4.35 280,388 0.69 0.59 3.68 305
5.71 6,114 0.86 0.60 4.44 139
4.07 5,949 0.90 0.60 4.09 269
0.17 6,583 0.99 0.59 2.65 317
(2.51) 5,683 1.22 0.57 1.28 76

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.01
Short Term Bond
Class A:
3/31/26 $ 10 .15 $ 0 .41 $ 0 .01 $ 0 .42 $ ( 0 .41 ) $ — $ ( 0 .41 ) $ 10 .16
3/31/25 9 .99 0 .41 0 .16 0 .57 ( 0 .41 ) — ( 0 .41 ) 10 .15
3/31/24 9 .91 0 .35 0 .08 0 .43 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .24 ( 0 .21 ) 0 .03 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 9 .91
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
Class I:
3/31/26 10 .14 0 .44 — 0 .44 ( 0 .44 ) — ( 0 .44 ) 10 .14
3/31/25 9 .98 0 .43 0 .16 0 .59 ( 0 .43 ) — ( 0 .43 ) 10 .14
3/31/24 9 .90 0 .37 0 .08 0 .45 ( 0 .37 ) — ( 0 .37 ) 9 .98
3/31/23 10 .12 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .90
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
Premier Class:
3/31/26 10 .15 0 .42 0 .02 0 .44 ( 0 .43 ) — ( 0 .43 ) 10 .16
3/31/25 9 .99 0 .42 0 .16 0 .58 ( 0 .42 ) — ( 0 .42 ) 10 .15
3/31/24 9 .91 0 .36 0 .08 0 .44 ( 0 .36 ) — ( 0 .36 ) 9 .99
3/31/23 10 .13 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .91
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
Class R6:
3/31/26 10 .14 0 .44 0 .01 0 .45 ( 0 .44 ) — ( 0 .44 ) 10 .15
3/31/25 9 .98 0 .44 0 .16 0 .60 ( 0 .44 ) — ( 0 .44 ) 10 .14
3/31/24 9 .90 0 .38 0 .08 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .98
3/31/23 10 .12 0 .27 ( 0 .21 ) 0 .06 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 9 .90
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
Retirement Class:
3/31/26 10 .15 0 .42 0 .01 0 .43 ( 0 .42 ) — ( 0 .42 ) 10 .16
3/31/25 9 .99 0 .41 0 .16 0 .57 ( 0 .41 ) — ( 0 .41 ) 10 .15
3/31/24 9 .92 0 .35 0 .07 0 .42 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .25 ( 0 .20 ) 0 .05 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 9 .92
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
Class W:
3/31/26 10 .14 0 .47 0 .01 0 .48 ( 0 .47 ) — ( 0 .47 ) 10 .15
3/31/25 9 .98 0 .46 0 .16 0 .62 ( 0 .46 ) — ( 0 .46 ) 10 .14
3/31/24 9 .90 0 .40 0 .08 0 .48 ( 0 .40 ) — ( 0 .40 ) 9 .98
3/31/23 10 .12 0 .30 ( 0 .21 ) 0 .09 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .90
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .17% $ 111,525 0 .59% 0 .59% 3 .99% 189%
5 .77 113,562 0 .59 0 .59 4 .03 182
4 .40 113,691 0 .58 0 .58 3 .50 114
0 .36 123,364 0 .58 0 .58 2 .42 157
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104
4 .37 105,202 0 .29 0 .29 4 .29 189
6 .05 192,115 0 .32 0 .32 4 .30 182
4 .63 184,642 0 .36 0 .36 3 .72 114
0 .58 220,856 0 .36 0 .36 2 .64 157
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104
4 .35 1,809 0 .41 0 .41 4 .17 189
5 .95 1,549 0 .42 0 .42 4 .19 182
4 .57 2,337 0 .42 0 .42 3 .64 114
0 .52 3,521 0 .42 0 .42 2 .57 157
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104
4 .51 443,888 0 .26 0 .26 4 .32 189
6 .11 428,193 0 .27 0 .27 4 .34 182
4 .73 449,543 0 .27 0 .27 3 .80 114
0 .67 585,208 0 .27 0 .27 2 .74 157
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104
4 .25 124,683 0 .51 0 .51 4 .07 189
5 .85 122,645 0 .51 0 .51 4 .09 182
4 .36 171,099 0 .52 0 .52 3 .56 114
0 .52 204,233 0 .52 0 .52 2 .54 157
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104
4 .78 947,793 0 .26 0.00 4 .58 189
6 .39 875,956 0 .26 0.00 4 .61 182
5 .01 934,167 0 .27 0.00 4 .10 114
0 .94 862,657 0 .27 0.00 2 .99 157
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.1
Short Term Bond Index
Class A:
3/31/26 $ 9 .65 $ 0 .37 $ ( 0 .02 ) $ 0 .35 $ ( 0 .37 ) $ — $ ( 0 .37 ) $ 9 .63
3/31/25 9 .55 0 .39 0 .10 0 .49 ( 0 .39 ) — ( 0 .39 ) 9 .65
3/31/24 9 .57 0 .31 ( 0 .02 ) 0 .29 ( 0 .31 ) — ( 0 .31 ) 9 .55
3/31/23 9 .71 0 .13 ( 0 .14 ) ( 0 .01 ) ( 0 .13 ) — ( 0 .13 ) 9 .57
3/31/22 10 .11 0 .02 ( 0 .36 ) ( 0 .34 ) ( 0 .02 ) ( 0 .04 ) ( 0 .06 ) 9 .71
Class I:
3/31/26 9 .65 0 .39 ( 0 .02 ) 0 .37 ( 0 .39 ) — ( 0 .39 ) 9 .63
3/31/25 9 .55 0 .41 0 .10 0 .51 ( 0 .41 ) — ( 0 .41 ) 9 .65
3/31/24 9 .57 0 .33 ( 0 .01 ) 0 .32 ( 0 .34 ) — ( 0 .34 ) 9 .55
3/31/23 9 .71 0 .15 ( 0 .14 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .11 0 .04 ( 0 .36 ) ( 0 .32 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
Premier Class:
3/31/26 9 .65 0 .38 ( 0 .03 ) 0 .35 ( 0 .38 ) — ( 0 .38 ) 9 .62
3/31/25 9 .55 0 .40 0 .10 0 .50 ( 0 .40 ) — ( 0 .40 ) 9 .65
3/31/24 9 .57 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) — ( 0 .33 ) 9 .55
3/31/23 9 .71 0 .13 ( 0 .12 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .10 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
Class R6:
3/31/26 9 .66 0 .40 ( 0 .03 ) 0 .37 ( 0 .40 ) — ( 0 .40 ) 9 .63
3/31/25 9 .55 0 .42 0 .11 0 .53 ( 0 .42 ) — ( 0 .42 ) 9 .66
3/31/24 9 .58 0 .35 ( 0 .03 ) 0 .32 ( 0 .35 ) — ( 0 .35 ) 9 .55
3/31/23 9 .72 0 .16 ( 0 .14 ) 0 .02 ( 0 .16 ) — ( 0 .16 ) 9 .58
3/31/22 10 .11 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) 9 .72
Retirement Class:
3/31/26 9 .66 0 .38 ( 0 .03 ) 0 .35 ( 0 .38 ) — ( 0 .38 ) 9 .63
3/31/25 9 .55 0 .40 0 .11 0 .51 ( 0 .40 ) — ( 0 .40 ) 9 .66
3/31/24 9 .58 0 .33 ( 0 .04 ) 0 .29 ( 0 .32 ) — ( 0 .32 ) 9 .55
3/31/23 9 .71 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .58
3/31/22 10 .11 0 .03 ( 0 .36 ) ( 0 .33 ) ( 0 .03 ) ( 0 .04 ) ( 0 .07 ) 9 .71
Class W:
3/31/26 9 .66 0 .41 ( 0 .03 ) 0 .38 ( 0 .41 ) — ( 0 .41 ) 9 .63
3/31/25 9 .55 0 .43 0 .11 0 .54 ( 0 .43 ) — ( 0 .43 ) 9 .66
3/31/24 9 .58 0 .36 ( 0 .04 ) 0 .32 ( 0 .35 ) — ( 0 .35 ) 9 .55
3/31/23 9 .72 0 .17 ( 0 .14 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 9 .58
3/31/22 10 .11 0 .06 ( 0 .35 ) ( 0 .29 ) ( 0 .06 ) ( 0 .04 ) ( 0 .10 ) 9 .72
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .67% $ 3,829 0 .39% 0 .39% 3 .83% 63%
5 .18 2,813 0 .42 0 .42 4 .02 55
3 .14 2,507 0 .42 0 .42 3 .30 53
( 0 .05 ) 2,587 0 .37 0 .37 1 .37 69
( 3 .35 ) 2,831 0 .83 0 .46 0 .18 49
3 .87 614 0 .19 0 .19 4 .01 63
5 .40 515 0 .21 0 .21 4 .23 55
3 .37 586 0 .20 0 .20 3 .52 53
0 .12 592 0 .20 0 .20 1 .53 69
( 3 .16 ) 789 0 .22 0 .22 0 .43 49
3 .72 267 0 .24 0 .24 3 .98 63
5 .36 322 0 .24 0 .24 4 .19 55
3 .32 337 0 .24 0 .24 3 .45 53
0 .08 408 0 .24 0 .24 1 .38 69
( 3 .10 ) 659 0 .26 0 .26 0 .38 49
3 .89 65,613 0 .07 0 .07 4 .14 63
5 .65 62,631 0 .07 0 .07 4 .36 55
3 .38 79,944 0 .08 0 .08 3 .65 53
0 .24 75,270 0 .08 0 .08 1 .69 69
( 2 .94 ) 77,863 0 .10 0 .10 0 .54 49
3 .64 892,790 0 .32 0 .32 3 .89 63
5 .39 914,627 0 .32 0 .32 4 .12 55
3 .13 678,476 0 .33 0 .33 3 .45 53
( 0 .01 ) 450,126 0 .33 0 .33 1 .51 69
( 3 .18 ) 309,263 0 .35 0 .35 0 .29 49
3 .96 1,485,058 0 .07 0.00 4 .20 63
5 .73 1,366,884 0 .07 0.00 4 .44 55
3 .46 1,234,423 0 .08 0.00 3 .74 53
0 .32 1,044,339 0 .08 0.00 1 .79 69
( 2 .85 ) 970,293 0 .10 0.00 0 .64 49

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.2
Money Market
Class A:
3/31/26 $ 1 .00 $ 0 .04 $ — $ 0 .04 $ ( 0 .04 ) $ — $ ( 0 .04 ) $ 1 .00
3/31/25 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(c)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .02 0 .00
(c)
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
Class I:
3/31/26 1 .00 0 .04 — 0 .04 ( 0 .04 ) — ( 0 .04 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(c)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .04 ( 0 .01 ) 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
Premier Class:
3/31/26 1 .00 0 .04 — 0 .04 ( 0 .04 ) — ( 0 .04 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(c)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
Class R6:
3/31/26 1 .00 0 .04 — 0 .04 ( 0 .04 ) — ( 0 .04 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(c)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 0 .00
(c)
0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
Retirement Class:
3/31/26 1 .00 0 .04 — 0 .04 ( 0 .04 ) — ( 0 .04 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(c)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
3 .72% $ 333,121 0 .45% 0 .45% 3 .66%
4 .60 328,753 0 .44 0 .44 4 .50
4 .91 300,126 0 .47 0 .47 4 .81
2 .30 294,567 0 .46 0 .41 2 .28
0 .00 289,028 0 .48 0 .07 0 .00
4 .04 19,760 0 .15 0 .15 3 .95
4 .87 32,879 0 .18 0 .18 4 .76
5 .23 42,361 0 .16 0 .16 5 .12
2 .56 34,357 0 .16 0 .16 4 .20
0 .00 967 0 .17 0 .07 0 .00
3 .91 51,618 0 .27 0 .27 3 .83
4 .78 48,429 0 .27 0 .27 4 .66
5 .12 39,332 0 .27 0 .27 5 .00
2 .48 39,448 0 .27 0 .24 2 .58
0 .00 27,746 0 .27 0 .07 0 .00
4 .06 1,132,941 0 .12 0 .12 3 .99
4 .94 1,198,784 0 .12 0 .12 4 .83
5 .27 1,033,788 0 .12 0 .12 5 .16
2 .60 982,768 0 .12 0 .12 2 .72
0 .00 886,508 0 .13 0 .07 0 .00
3 .80 489,286 0 .37 0 .37 3 .76
4 .68 615,935 0 .37 0 .37 4 .59
5 .01 643,393 0 .37 0 .37 4 .91
2 .48 550,121 0 .37 0 .24 2 .87
0 .00 246,142 0 .38 0 .07 0 .00

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is March 31, 2026, and the period covered by these Notes to
Financial Statements is the fiscal year ended March 31, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Basis for Consolidation: Core Impact Bond and Green Bond are presented on a consolidated basis with the Nuveen Core Impact Bond
Fund Offshore Limited, the Nuveen Green Bond Fund Offshore Limited (collectively, the "Regulation S Subsidiaries”) and the Nuveen
Core Impact Bond Fund Taxable Offshore Limited ("the TEFRA Bond Subsidiary"), respectively. Both the Regulation S Subsidiaries and the TEFRA Bond Subsidiary (the "Subsidiaries") are wholly owned subsidiaries of Core Impact Bond and Green Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiaries commenced operations on September 11, 2024 and are intended to provide the Funds with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-
U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities
Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on January 2, 2025 and is intended to provide the
Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). The Subsidiaries are advised by the Adviser and have the same investment objective as the respective Fund (except that the Regulation S Subsidiaries may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiaries are as follows:
Fund Name Short Name
Nuveen Bond Index Fund Bond Index
Nuveen Core Bond Fund Core Bond
Nuveen Core Impact Bond Fund Core Impact Bond
Nuveen Core Plus Bond Fund Core Plus Bond
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund 5-15 Year Laddered Tax Exempt Bond
Nuveen Green Bond Fund Green Bond
Nuveen High Yield Fund High Yield
Nuveen Short Duration Impact Bond Fund Short Duration Impact Bond
Nuveen Short Term Bond Fund Short Term Bond
Nuveen Short Term Bond Index Fund Short Term Bond Index
Nuveen Money Market Fund Money Market

Our
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Green Bond and Short Duration
Impact Bond are as follows:
Core Impact Bond Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $75,179,726 $–
Net assets 78,394,571 10,000
Net investment income (loss) 2,653,176 –
Net realized gain (loss) (36,721) –
Net change in unrealized appreciation (depreciation) 205,780 –
% of Fund's consolidated net assets 1% 0%
Green Bond Regulation S Subsidiary
Total market value of investments $4,030,420
Net assets 4,242,505
Net investment income (loss) 146,872
Net realized gain (loss) (5,494)
Net change in unrealized appreciation (depreciation) 14
% of Fund's consolidated net assets 2%

Notes to Financial Statements
(continued)

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Green Bond Value % of Total Investments
Country:
Supranational $ 20,777,429 11.2%
Canada 7,918,752 4.3
Germany 5,397,722 2.9
Ireland 3,739,416 2.0
United Arab Emirates 2,044,677 1.1
Ecuador 1,804,700 1.0
United Kingdom 1,384,987 0.7
Mexico 1,071,897 0.6
Turkey 1,043,855 0.6
Other 3,814,416 2.1
Total non-U.S. Securities $48,997,851 26.5%
Short Duration Impact Bond Value % of Total Investments
Country:
Supranational $ 58,655,003 16.7%
Canada 29,525,849 8.4
France 11,567,637 3.3
Sweden 4,815,282 1.4
United Kingdom 3,792,649 1.1
Korea, Republic of 2,994,729 0.8
Netherlands 1,194,524 0.3
Japan 1,153,009 0.3
United Arab Emirates 993,115 0.3
Other 1,987,249 0.6
Total non-U.S. Securities $116,679,046 33.2%

Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Notes to Financial Statements
(continued)

The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $5,428,319,498 $— $5,428,319,498
Government bonds — 15,040,814,260 — 15,040,814,260
Structured assets — 512,310,606 — 512,310,606
Investments purchased with collateral from securities lending 164,668,534 — — 164,668,534
Short-Term Investments
:
Repurchase agreement — 200,044,000 — 200,044,000
Treasury debt — 17,470,013 — 17,470,013
Total $164,668,534 $21,198,958,377 $— $21,363,626,911
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $159,934,570 $— $159,934,570
Common stocks — 186,697 — 186,697
Corporate bonds — 3,055,511,074 — 3,055,511,074
Government bonds — 5,048,538,249 — 5,048,538,249
Investment companies 160,075,877 — — 160,075,877
Preferred stocks 10,102,369 — — 10,102,369
Structured assets — 1,599,977,151 3,141,854 1,603,119,005
Investments purchased with collateral from securities lending 70,041,414 — — 70,041,414
Short-Term Investments
:
Government agency debt — 9,936,913 — 9,936,913
Repurchase agreement — 84,267,000 — 84,267,000
Treasury debt — 25,884,551 — 25,884,551
Investments in Derivatives
:
Forward foreign currency contracts* — 131,483 — 131,483
Futures contracts* (5,272,632) — — (5,272,632)
Total $234,947,028 $9,984,367,688 $3,141,854 $10,222,456,570
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $29,061,726 $45 $29,061,771
Corporate bonds — 2,332,833,745 — 2,332,833,745
Government bonds — 4,256,941,226 4,928,433 4,261,869,659
Preferred stocks 26,430,675 — — 26,430,675
Structured assets — 740,522,505 — 740,522,505
Investments purchased with collateral from securities lending 341,662,138 — — 341,662,138
Short-Term Investments
:
Repurchase agreement — 16,206,000 — 16,206,000
Treasury debt — 6,112,449 — 6,112,449
Investments in Derivatives
:
Forward foreign currency contracts* — 271,836 — 271,836
Total $368,092,813 $7,381,949,487 $4,928,478 $7,754,970,778
1 1 1 1 1
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $139,629,912 $79,703 $139,709,615
Common stocks — 155,818 15 155,833
Corporate bonds — 1,575,799,622 — 1,575,799,622
Government bonds — 1,821,948,299 — 1,821,948,299
Investment companies 109,962,679 — — 109,962,679
Preferred stocks 4,311,927 — — 4,311,927
Structured assets — 665,930,098 3,403,162 669,333,260
Investments purchased with collateral from securities lending 37,109,815 — — 37,109,815
Short-Term Investments
:
Repurchase agreement — 82,161,000 — 82,161,000
Treasury debt — 12,466,144 — 12,466,144
Investments in Derivatives
:
Forward foreign currency contracts* — 88,710 — 88,710
Futures contracts* (2,723,835) — — (2,723,835)
Total $148,660,586 $4,298,179,603 $3,482,880 $4,450,323,069
1 1 1 1 1
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments
:
Long-term municipal bonds $— $188,936,041 $— $188,936,041
Rights/Warrants — — 8,737 8,737
Short-Term Investments
:
Repurchase agreement — 1,074,000 — 1,074,000
Total $— $190,010,041 $8,737 $190,018,778
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $3,433,646 $— $3,433,646
Corporate bonds — 113,803,775 — 113,803,775
Government bonds — 37,765,369 492,794 38,258,163
Preferred stocks 748,720 — — 748,720
Structured assets — 26,258,846 — 26,258,846
Investments purchased with collateral from securities lending 1,949,999 — — 1,949,999
Short-Term Investments
:
Repurchase agreement — 563,000 — 563,000
Investments in Derivatives
:
Forward foreign currency contracts* — 14,189 — 14,189
Total $2,698,719 $181,838,825 $492,794 $185,030,338
1 1 1 1 1
High Yield
Long-Term Investments
:
Bank loan obligations $— $96,046,144 $412,661 $96,458,805
Common stocks — 386,477 80 386,557
Corporate bonds — 2,023,545,395 — 2,023,545,395
Investment companies 5,102,500 — — 5,102,500
Investments purchased with collateral from securities lending 50,395,165 — — 50,395,165
Short-Term Investments
:
Repurchase agreement — 36,821,000 — 36,821,000
Treasury debt — 12,466,144 — 12,466,144
Total $55,497,665 $2,169,265,160 $412,741 $2,225,175,566
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $6,451,692 $— $6,451,692
Corporate bonds — 191,825,431 — 191,825,431
Government bonds — 114,566,865 492,770 115,059,635
Structured assets — 27,484,269 — 27,484,269
Investments purchased with collateral from securities lending 260,181 — — 260,181
Short-Term Investments
:
Repurchase agreement — 10,074,000 — 10,074,000
Total $260,181 $350,402,257 $492,770 $351,155,208
1 1 1 1 1
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $13,344,869 $— $13,344,869
Corporate bonds — 673,422,342 — 673,422,342
Government bonds — 648,496,958 — 648,496,958
Structured assets — 378,323,339 — 378,323,339
Investments purchased with collateral from securities lending 425,366 — — 425,366
Short-Term Investments
:
Repurchase agreement — 6,138,000 — 6,138,000
Treasury debt — 6,248,867 — 6,248,867
Investments in Derivatives
:
Futures contracts* (1,231,858) — — (1,231,858)
Total $(806,492) $1,725,974,375 $— $1,725,167,883
1 1 1 1 1
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $588,211,975 $— $588,211,975
Government bonds — 1,836,539,645 — 1,836,539,645
Structured assets — 611,382 — 611,382
Investments purchased with collateral from securities lending 2,749,359 — — 2,749,359
Short-Term Investments
:
Repurchase agreement — 34,644,000 — 34,644,000
Total $2,749,359 $2,460,007,002 $— $2,462,756,361
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt $ — $ 233,775,854 $ — $ 233,775,854
Repurchase agreement — 458,613,000 — 458,613,000
Treasury debt — 745,235,755 — 745,235,755
Variable rate securities — 625,088,901 — 625,088,901
Total $— $2,062,713,510 $— $2,062,713,510
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Treasury Inflation-Protected Securities: The Funds (other than Money Market) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the
U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the
Statement of Operations.
Unfunded loan commitment: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments.
Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of unfunded loan commitments.
If a Fund has unfunded commitments as of the end of the current fiscal period, such amounts are recognized on the Statements of
Assets and Liabilities as “Payable for unfunded loan commitments”.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Bond Index Fixed Income Clearing Corporation $ 200,044,000 $ (204,045,027)
Core Bond Fixed Income Clearing Corporation 84,267,000 (85,952,523)
Core Impact Bond Fixed Income Clearing Corporation 16,206,000 (16,530,238)
Core Plus Bond Fixed Income Clearing Corporation 82,161,000 (83,804,425)
5-15 Year Laddered Tax Exempt Bond Fixed Income Clearing Corporation 1,074,000 (1,095,484)
Green Bond Fixed Income Clearing Corporation 563,000 (574,325)
High Yield Fixed Income Clearing Corporation 36,821,000 (37,557,443)
Short Duration Impact Bond Fixed Income Clearing Corporation 10,074,000 (10,275,542)
Short Term Bond Fixed Income Clearing Corporation 6,138,000 (6,260,916)
Short Term Bond Index Fixed Income Clearing Corporation 34,644,000 (35,336,917)
Money Market Fixed Income Clearing Corporation 458,613,000 (467,785,489)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
8.1
Bond Index $– $165,826,728 $164,668,534 $5,692,546 $170,361,080
8.2
Core Bond 25,174 74,429,821 70,041,414 6,803,753 76,845,167
8.3
Core Impact Bond – 371,175,665 341,662,138 38,922,139 380,584,277
8.4
Core Plus Bond 139,013 105,190,570 37,109,815 71,010,096 108,119,911
8.6
Green Bond – 1,897,598 1,949,999 – 1,949,999
8.7
High Yield 3,969,235 45,467,452 50,395,165 601,679 50,996,844
8.9
Short Duration Impact Bond – 1,851,157 260,181 1,643,701 1,903,882
9.01
Short Term Bond – 409,037 425,366 – 425,366
9.1
Short Term Bond Index – 2,979,724 2,749,359 312,761 3,062,120
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Notes to Financial Statements
(continued)

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
In certain circumstances, a fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in kind purchase). During the current fiscal period Core Impact Bond received $112,708,347.
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the current fiscal period.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
8.1
Bond Index $ 1,437,208,337 $ 5,224,438,310 $ 3,031,248,528 $ 8,310,448,728
8.2
Core Bond 1,828,389,964 9,950,339,450 1,987,123,067 9,842,457,685
8.3
Core Impact Bond 1,519,050,388 9,280,274,337 942,156,859 8,909,532,306
8.4
Core Plus Bond 1,006,667,567 4,441,590,398 1,010,982,146 4,461,019,324
8.5
5–15 Year Laddered Tax Exempt Bond 26,479,728 – 35,052,171 –
8.6
Green Bond 45,305,374 25,904,698 30,168,106 23,890,546
8.7
High Yield 1,125,122,260 – 971,107,328 –
8.9
Short Duration Impact Bond 302,105,808 452,826,056 71,704,527 413,452,451
9.01
Short Term Bond 492,236,140 2,951,111,190 327,440,731 3,071,399,809
9.1
Short Term Bond Index 381,747,981 1,260,640,166 395,029,764 1,142,754,824
Fund Average Notional Amount of Forward Contracts Outstanding*
8.2
Core Bond $ 5,347,725
8.3
Core Impact Bond 23,875,058
8.4
Core Plus Bond 3,960,461
8.6
Green Bond 562,281
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Fund listed below used futures contracts to manage exposure to the  bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than Money Market) invest in credit default swaps to hedge or manage the risks associated with assets held in the
Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond JPMorgan Chase Bank NA $ 131,483 $ — $ 131,483 $ — $ 131,483
Core Impact Bond Australia and New Zealand Banking Group
Limited 332,622 (173,018) 159,604 — 159,604
Citibank N.A. 39,764 — 39,764 — 39,764
Morgan Stanley Capital Services 72,468 — 72,468 — 72,468
Total $444,854 $(173,018) $271,836 $— $271,836
Core Plus Bond JPMorgan Chase Bank NA 88,710 — 88,710 — 88,710
Green Bond Bank of America, N.A. 14,189 — 14,189 — 14,189
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Fund Average Notional Amount of Futures Contracts Outstanding*
8.2
Core Bond $ 237,262,413
8.4
Core Plus Bond 129,910,118
9.01
Short Term Bond 159,766,328
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)

Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
Fund Average Notional Amount of Swap Contracts Outstanding*
8.2
Core Bond $ 422,200,000
8.4
Core Plus Bond 382,000,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 131,483 - $ –
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(5,272,632)
1 1 1 1 1 1 1 1
Core Impact Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
444,854 Unrealized depreciation
on forward contracts
(173,018)
1 1 1 1 1 1 1 1
Core Plus Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
88,710 - –
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(2,723,835)
1 1 1 1 1 1 1 1
Green Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
14,189 - –
1 1 1 1 1 1 1 1
Short Term Bond
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(1,231,858)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond
Forward foreign currency contracts Foreign currency exchange rate $ (280,592) $ 222,882
Futures contracts Interest rate 1,839,194 (5,272,632)
Swap contracts Credit (16,426,514) (1,765,370)
8.3
Core Impact Bond
Forward foreign currency contracts Foreign currency exchange rate (1,750,595) 834,788
8.4
Core Plus Bond
Forward foreign currency contracts Foreign currency exchange rate (205,642) 158,038
Futures contracts Interest rate 1,168,335 (2,723,835)
Swap contracts Credit (15,741,757) (2,139,120)
8.6
Green Bond
Forward foreign currency contracts Foreign currency exchange rate (4,079) 14,189
9.01
Short Term Bond
Futures contracts Interest rate 493,339 (1,692,896)
Year Ended
3/31/26
Year Ended
3/31/25
8.1
Bond Index Shares Value Shares Value
Subscriptions:
Class A 246,781 $ 2,408,653 360,481 $ 3,453,747
Class I 735,259 7,165,020 526,185 5,024,007
Premier Class 321,914 3,114,522 684,213 6,551,016
Class R6 129,335,238 1,253,234,892 247,180,034 2,381,736,830
Retirement Class 5,785,757 56,462,139 6,400,779 61,573,303
Class W 274,436,867 2,652,910,619 282,402,613 2,706,696,000
Total subscriptions 410,861,816 3,975,295,845 537,554,305 5,165,034,903
Reinvestments of distributions:
Class A 92,626 902,904 87,917 843,736
Class I 109,061 1,062,894 94,875 909,848
Premier Class 68,386 666,239 90,864 870,896
Class R6 35,663,403 347,451,321 38,047,306 364,998,340
Retirement Class 1,939,578 18,907,656 1,711,394 16,423,425
Total reinvestments of distributions 37,873,054 368,991,014 40,032,356 384,046,245
Redemptions:
Class A (608,072) (5,897,066) (435,513) (4,165,192)
Class I (609,552) (5,933,286) (515,168) (4,918,260)
Premier Class (425,878) (4,130,807) (1,666,034) (16,006,310)
Class R6 (395,254,447) (3,823,215,704) (143,143,376) (1,369,279,207)
Retirement Class (5,441,290) (52,878,052) (5,089,197) (48,723,106)
Class W (614,901,498) (6,032,056,678) (153,403,936) (1,468,069,935)
Total redemptions (1,017,240,737) (9,924,111,593) (304,253,224) (2,911,162,010)
Net increase (decrease) from shareholder transactions (568,505,867) $ (5,579,824,734) 273,333,437 $ 2,637,919,138

Notes to Financial Statements
(continued)

Year Ended
3/31/26
Year Ended
3/31/25
8.2
Core Bond Shares Value Shares Value
Subscriptions:
Class A 518,348 $ 4,867,624 735,167 $ 6,850,762
Class I 7,760,291 71,579,470 12,484,011 113,798,870
Premier Class 303,191 2,787,759 1,078,500 10,116,073
Class R6 215,566,134 1,978,270,807 159,467,248 1,454,077,530
Retirement Class 1,375,142 12,934,910 1,830,060 17,003,590
Class W 64,739,880 592,989,898 65,884,241 600,564,981
Total subscriptions 290,262,986 2,663,430,468 241,479,227 2,202,411,806
Reinvestments of distributions:
Class A 283,623 2,663,105 292,009 2,710,788
Class I 3,031,399 27,992,631 3,070,123 28,022,951
Premier Class 47,137 434,862 34,814 318,108
Class R6 27,755,867 256,154,735 23,596,491 215,293,179
Retirement Class 574,373 5,399,030 593,855 5,519,097
Total reinvestments of distributions 31,692,399 292,644,363 27,587,292 251,864,123
Redemptions:
Class A (1,217,186) (11,388,837) (1,247,047) (11,584,210)
Class I (11,898,886) (109,471,687) (12,788,926) (116,751,294)
Premier Class (528,336) (4,875,507) (246,404) (2,248,690)
Class R6 (165,549,344) (1,519,108,198) (101,271,465) (921,259,837)
Retirement Class (2,448,257) (22,951,068) (2,784,495) (25,837,071)
Class W (190,981,035) (1,772,490,786) (97,717,944) (888,739,689)
Total redemptions (372,623,044) (3,440,286,083) (216,056,281) (1,966,420,791)
Net increase (decrease) from shareholder transactions (50,667,659) $ (484,211,252) 53,010,238 $ 487,855,138
Year Ended
3/31/26
Year Ended
3/31/25
8.3
Core Impact Bond Shares Value Shares Value
Subscriptions:
Class A 5,456,171 $ 49,217,316 15,259,860 $ 135,829,548
Class I 64,319,425 585,275,302 33,463,869 299,774,973
Premier Class 205,648 1,864,776 529,329 4,717,089
Class R6 196,635,036 1,782,090,051 167,078,322 1,492,856,576
Retirement Class 869,044 7,888,194 719,615 6,369,767
Total subscriptions 267,485,324 2,426,335,639 217,050,995 1,939,547,953
Reinvestments of distributions:
Class A 799,372 7,214,914 1,349,478 12,072,499
Class I 2,928,383 26,601,403 2,372,672 21,229,379
Premier Class 24,152 218,994 22,915 205,052
Class R6 22,155,510 200,950,790 20,706,666 185,295,978
Retirement Class 808,484 7,331,009 935,689 8,370,079
Total reinvestments of distributions 26,715,901 242,317,110 25,387,420 227,172,987
Redemptions:
Class A (29,306,039) (266,002,130) (10,643,405) (95,261,654)
Class I (26,396,434) (239,287,801) (46,974,147) (419,036,601)
Premier Class (406,035) (3,685,392) (622,227) (5,571,898)
Class R6 (154,291,854) (1,393,230,099) (136,811,042) (1,221,898,205)
Retirement Class (3,549,709) (32,091,665) (5,285,795) (47,237,337)
Total redemptions (213,950,071) (1,934,297,087) (200,336,616) (1,789,005,695)
Net increase (decrease) from shareholder transactions 80,251,154 $ 734,355,662 42,101,799 $ 377,715,245

Year Ended
3/31/26
Year Ended
3/31/25
8.4
Core Plus Bond Shares Value Shares Value
Subscriptions:
Class A 1,938,976 $ 17,918,462 1,775,584 $ 16,274,299
Class I 6,399,203 59,212,789 5,681,008 52,066,826
Premier Class 77,752 719,842 128,383 1,185,346
Class R6 54,931,068 508,098,775 30,968,819 283,651,987
Retirement Class 1,805,265 16,779,314 2,903,062 26,677,525
Class W 39,450,527 363,077,230 33,935,061 310,280,728
Total subscriptions 104,602,791 965,806,412 75,391,917 690,136,711
Reinvestments of distributions:
Class A 947,806 8,787,153 970,825 8,907,752
Class I 349,910 3,242,754 222,157 2,037,740
Premier Class 15,812 146,285 16,846 154,310
Class R6 4,430,505 41,014,770 4,003,107 36,667,628
Retirement Class 1,130,311 10,468,575 1,250,869 11,468,938
Total reinvestments of distributions 6,874,344 63,659,537 6,463,804 59,236,368
Redemptions:
Class A (4,008,151) (37,129,951) (3,082,202) (28,307,983)
Class I (4,947,995) (45,620,492) (3,500,216) (31,936,878)
Premier Class (95,631) (881,911) (125,244) (1,145,528)
Class R6 (37,293,052) (345,368,306) (38,038,990) (348,166,373)
Retirement Class (6,514,111) (60,479,363) (6,727,634) (61,544,147)
Class W (73,424,216) (681,377,526) (55,660,580) (508,119,150)
Total redemptions (126,283,156) (1,170,857,549) (107,134,866) (979,220,059)
Net increase (decrease) from shareholder transactions (14,806,021) $ (141,391,600) (25,279,145) $ (229,846,980)
Year Ended
3/31/26
Year Ended
3/31/25
8.5
5–15 Year Laddered Tax Exempt Bond Shares Value Shares Value
Subscriptions:
Class A 1,040,657 $ 10,142,691 1,046,902 $ 10,218,231
Class I 31,308 302,545 67,473 653,817
Class R6 209,442 2,005,409 155,812 1,517,223
Total subscriptions 1,281,407 12,450,645 1,270,187 12,389,271
Reinvestments of distributions:
Class A 537,930 5,231,316 552,120 5,386,969
Class I 2,664 25,885 788 7,669
Class R6 28,260 274,523 26,195 255,358
Total reinvestments of distributions 568,854 5,531,724 579,103 5,649,996
Redemptions:
Class A (2,880,138) (27,935,658) (3,144,968) (30,732,841)
Class I (11,602) (113,022) (29,273) (284,691)
Class R6 (216,292) (2,106,931) (232,291) (2,263,020)
Total redemptions (3,108,032) (30,155,611) (3,406,532) (33,280,552)
Net increase (decrease) from shareholder transactions (1,257,771) $ (12,173,242) (1,557,242) $ (15,241,285)
Year Ended
3/31/26
Year Ended
3/31/25
8.6
Green Bond Shares Value Shares Value
Subscriptions:
Class A 83,603 $ 768,028 74,635 $ 678,649
Class I 1,011,315 9,258,796 2,112,597 19,224,809
Class R6 2,242,619 20,537,779 1,933,261 17,564,782
Retirement Class 461,616 4,250,354 312,283 2,836,794
Total subscriptions 3,799,153 34,814,957 4,432,776 40,305,034
Reinvestments of distributions:
Class A 24,320 223,506 26,803 243,547
Class I 147,102 1,351,079 171,625 1,559,225
Class R6 208,863 1,919,789 186,611 1,696,617
Retirement Class 67,860 623,738 61,355 557,748
Total reinvestments of distributions 448,145 4,118,112 446,394 4,057,137
Redemptions:
Class A (164,270) (1,509,192) (163,368) (1,486,358)
Class I (1,497,954) (13,698,734) (1,277,060) (11,599,419)
Class R6 (1,053,199) (9,635,278) (1,478,813) (13,493,224)
Retirement Class (282,047) (2,592,876) (210,359) (1,907,599)
Total redemptions (2,997,470) (27,436,080) (3,129,600) (28,486,600)
Net increase (decrease) from shareholder transactions 1,249,828 $ 11,496,989 1,749,570 $ 15,875,571

Notes to Financial Statements
(continued)

Year Ended
3/31/26
Year Ended
3/31/25
8.7
High Yield Shares Value Shares Value
Subscriptions:
Class A 14,706,607 $ 130,563,702 13,845,693 $ 122,154,287
Class I 142,287 1,257,545 108,049 953,755
Premier Class 1,812,212 15,960,202 7,208,560 63,111,283
Class
R6 20,233,161 178,749,079 22,167,132 194,293,679
Retirement Class 2,064,265 18,278,199 1,654,296 14,557,062
Class W 38,164,118 338,456,696 6,414,581 56,298,402
Total subscriptions 77,122,650 683,265,423 51,398,311 451,368,468
Reinvestments of distributions:
Class A 1,233,580 10,956,144 1,280,718 11,280,741
Class I 31,545 278,749 28,284 247,909
Premier Class 51,376 455,276 56,072 491,572
Class R6 8,603,749 76,073,939 8,690,732 76,266,125
Retirement Class 1,468,578 12,989,804 1,507,621 13,231,270
Class W 3 26 7 63
Total reinvestments of distributions 11,388,831 100,753,938 11,563,434 101,517,680
Redemptions:
Class A (16,771,580) (149,024,277) (17,531,493) (154,467,789)
Class I (111,140) (983,199) (145,512) (1,272,264)
Premier Class (2,369,116) (20,807,955) (7,224,595) (63,309,677)
Class R6 (35,588,671) (310,858,089) (23,188,447) (202,854,929)
Retirement Class (4,490,437) (39,636,404) (3,707,649) (32,514,675)
Class W (10,043,942) (88,847,880) (9,817,934) (86,010,801)
Total redemptions (69,374,886) (610,157,804) (61,615,630) (540,430,135)
Net increase (decrease) from shareholder transactions 19,136,595 $ 173,861,557 1,346,115 $ 12,456,013
Year Ended
3/31/26
Year Ended
3/31/25
8.9
Short Duration Impact Bond Shares Value Shares Value
Subscriptions:
Class A 86,189 $ 839,846 46,900 $ 451,430
Class I 448,057 4,357,152 66,759 641,684
Class R6 2,079,791 20,266,864 1,233,285 11,882,218
Retirement Class 28,101,714 274,007,212 269,528 2,582,889
Total subscriptions 30,715,751 299,471,074 1,616,472 15,558,221
Reinvestments of distributions:
Class A 8,965 87,208 9,788 94,227
Class I 10,713 104,173 5,166 49,706
Class R6 213,543 2,077,703 214,329 2,063,497
Retirement Class 317,800 3,098,623 24,470 235,493
Total reinvestments of distributions 551,021 5,367,707 253,753 2,442,923
Redemptions:
Class A (197,313) (1,924,290) (55,876) (538,196)
Class I (124,128) (1,208,436) (42,227) (407,250)
Premier Class (89,938) (876,000) – –
Class R6 (2,921,785) (28,474,578) (1,404,964) (13,530,459)
Retirement Class (174,127) (1,692,730) (283,995) (2,735,696)
Total redemptions (3,507,291) (34,176,034) (1,787,062) (17,211,601)
Net increase (decrease) from shareholder transactions 27,759,481 $ 270,662,747 83,163 $ 789,543

Year Ended
3/31/26
Year Ended
3/31/25
9.01
Short Term Bond Shares Value Shares Value
Subscriptions:
Class A 1,060,174 $ 10,812,894 970,778 $ 9,787,421
Class I 6,380,705 65,022,343 3,321,732 33,451,072
Premier Class 36,592 372,871 100,982 1,010,066
Class R6 21,617,007 219,649,120 17,522,971 175,688,847
Retirement Class 3,629,523 36,895,437 2,288,519 22,841,974
Class W 21,661,297 220,748,836 16,190,691 162,964,017
Total subscriptions 54,385,298 553,501,501 40,395,673 405,743,397
Reinvestments of distributions:
Class A 418,729 4,271,300 419,671 4,229,798
Class I 678,174 6,912,210 640,063 6,446,728
Premier Class 6,874 70,123 8,115 81,718
Class R6 1,459,430 14,878,045 1,341,582 13,509,874
Retirement Class 531,585 5,424,329 592,934 5,974,001
Class W 27,688 282,509 – –
Total reinvestments of distributions 3,122,480 31,838,516 3,002,365 30,242,119
Redemptions:
Class A (1,687,755) (17,217,947) (1,581,384) (15,918,047)
Class I (15,635,343) (159,800,069) (3,514,168) (35,299,982)
Premier Class (18,025) (183,746) (190,331) (1,906,886)
Class R6 (21,561,416) (219,519,260) (21,676,533) (218,409,827)
Retirement Class (3,969,506) (40,503,060) (7,922,527) (79,804,239)
Class W (14,673,131) (149,314,266) (23,392,320) (235,087,971)
Total redemptions (57,545,176) (586,538,348) (58,277,263) (586,426,952)
Net increase (decrease) from shareholder transactions (37,398) $ (1,198,331) (14,879,225) $ (150,441,436)
Year Ended
3/31/26
Year Ended
3/31/25
9.1
Short Term Bond Index Shares Value Shares Value
Subscriptions:
Class A 134,539 $ 1,300,373 62,994 $ 606,272
Class I 10,465 101,300 1,321 12,776
Premier Class 598 5,779 2,718 26,144
Class R6 1,267,302 12,285,491 1,022,149 9,842,536
Retirement Class 3,642,511 35,221,356 20,421,199 195,910,250
Class W 45,480,582 440,247,858 34,041,902 327,223,162
Total subscriptions 50,535,997 489,162,157 55,552,283 533,621,140
Reinvestments of distributions:
Class A 11,221 108,565 9,949 95,590
Class I 1,896 18,342 1,802 17,315
Premier Class 200 1,929 330 3,165
Class R6 265,864 2,573,645 284,096 2,729,244
Retirement Class 3,699,908 35,816,402 3,435,861 33,033,014
Total reinvestments of distributions 3,979,089 38,518,883 3,732,038 35,878,328
Redemptions:
Class A (39,563) (382,844) (44,119) (422,038)
Class I (1,883) (18,214) (11,207) (106,806)
Premier Class (6,392) (61,787) (5,012) (48,103)
Class R6 (1,204,993) (11,661,435) (3,190,446) (30,512,800)
Retirement Class (9,340,794) (90,464,972) (183,847) (1,771,257)
Class W (32,812,513) (317,665,909) (21,739,542) (208,618,679)
Total redemptions (43,406,138) (420,255,161) (25,174,173) (241,479,683)
Net increase (decrease) from shareholder transactions 11,108,948 $ 107,425,879 34,110,148 $ 328,019,785

Notes to Financial Statements
(continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
5-15 Year Laddered Tax-Exempt Bond intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, paydowns, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
3/31/26
Year Ended
3/31/25
9.2
Money Market Shares Value Shares Value
Subscriptions:
Class A 126,528,30 1 $ 126,528,30 1 127,943,960 $ 127,943,959
Class I 15,026,917 15,026,917 33,761,803 33,761,804
Premier Class 60,213,017 60,213,017 59,174,114 59,174,114
Class R6 425,443,791 425,443,791 391,412,569 391,412,569
Retirement Class 151,898,116 151,898,116 255,179,274 255,179,274
Total subscriptions 779,110,14 2 779,110,14 2 867,471,720 867,471,720
Reinvestments of distributions:
Class A 11,830,462 11,830,462 13,457,580 13,457,580
Class I 1,025,930 1,025,930 2,139,422 2,139,422
Premier Class 1,971,326 1,971,326 1,922,903 1,922,903
Class R6 45,819,164 45,819,164 52,686,829 52,686,829
Retirement Class 20,638,021 20,638,021 28,332,573 28,332,573
Total reinvestments of distributions 81,284,903 81,284,903 98,539,307 98,539,307
Redemptions:
Class A (134,011,452) (134,011,452) (112,789,731) (112,789,731)
Class I (29,173,086) (29,173,086) (45,385,628) (45,385,628)
Premier Class (58,998,558) (58,998,558) (52,002,430) (52,002,430)
Class R6 (537,174,683) (537,174,683) (279,157,542) (279,157,542)
Retirement Class (299,217,585) (299,217,585) (311,000,800) (311,000,800)
Total redemptions (1,058,575,364) (1,058,575,364) (800,336,131) (800,336,131)
Net increase (decrease) from shareholder transactions (198,180,319) $ (198,180,31 9 ) 165,674,896 $ 165,674,896
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
8.1
Bond Index $22,904,709,113 $113,585,767 $(1,654,667,969) $(1,541,082,202)
8.2
Core Bond 10,671,474,240 77,749,874 (526,767,544) (449,017,670)
8.3
Core Impact Bond 8,033,608,673 63,538,068 (342,175,963) (278,637,895)
8.4
Core Plus Bond 4,658,011,531 37,530,397 (245,218,859) (207,688,462)
8.5
5–15 Year Laddered Tax Exempt Bond 190,894,426 1,486,437 (2,362,085) (875,648)
8.6
Green Bond 192,446,743 1,019,694 (8,436,099) (7,416,405)
8.7
High Yield 2,259,886,244 19,429,999 (54,140,677) (34,710,678)
8.9
Short Duration Impact Bond 352,413,039 570,331 (1,828,162) (1,257,831)
9.01
Short Term Bond 1,732,709,871 7,817,741 (15,359,729) (7,541,988)
9.1
Short Term Bond Index 2,463,825,473 5,627,687 (6,696,799) (1,069,112)
9.2
Money Market 2,062,713,510 – – –

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Undistributed
Tax-Exempt
Income*
Undistributed
Ordinary
Income*
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
8.1
Bond Index $– $38,464,336 $– $(1,541,082,202) $(719,738,131) $– $(41,659,908) $(2,264,015,905)
8.2
Core Bond – 6,375,649 – (449,027,096) (949,624,827) – (15,280,875) (1,407,557,149)
8.3
Core Impact Bond – 6,334,296 – (278,641,012) (726,629,138) – (5,033,623) (1,003,969,477)
8.4
Core Plus Bond – 5,665,291 – (207,697,456) (510,611,158) – (13,308,654) (725,951,977)
8.5
5–15 Year Laddered Tax
Exempt Bond 158,268 – – (875,647) (17,362,069) – (118,828) (18,198,276)
8.6
Green Bond – 437,741 – (7,416,571) (6,957,247) – (292,249) (14,228,326)
8.7
High Yield – 3,985,405 – (34,710,678) (472,614,515) – (4,377,355) (507,717,143)
8.9
Short Duration Impact
Bond – 5,619 – (1,257,832) (736,073) – (2,410) (1,990,696)
9.01
Short Term Bond – 3,480,931 – (7,541,988) (39,120,253) – (4,525,910) (47,707,220)
9.1
Short Term Bond Index – 5,227,127 – (1,069,111) (48,312,925) – (5,230,482) (49,385,391)
9.2
Money Market – 261,407 – – – – – 261,407
* Undistributed tax-exempt and/or undistributed ordinary income (on a tax basis) has not been reduced for the dividends declared during the period March 2, 2026 through
March 31, 2026 and paid on April 1, 2026.
3/31/26 3/31/25
Fund
Tax-Exempt
Income*
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
8.1
Bond Index $ – $ 934,783,583 $ – $ – $ 894,984,528 $ –
8.2
Core Bond – 474,154,523 – – 464,860,181 –
8.3
Core Impact Bond – 297,565,126 – – 285,196,760 –
8.4
Core Plus Bond – 217,818,564 – – 222,580,646 –
8.5
5–15 Year Laddered Tax Exempt Bond 5,899,196 116,929 – 6,013,683 162,496 –
8.6
Green Bond – 7,661,633 – – 7,112,118 –
8.7
High Yield – 137,657,631 – – 131,794,977 –
8.9
Short Duration Impact Bond – 6,130,408 – – 3,560,372 –
9.01
Short Term Bond – 81,516,148 – – 80,547,746 –
9.1
Short Term Bond Index – 101,044,197 – – 93,764,936 –
9.2
Money Market – 81,630,287 74 – 98,863,558 559
* Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
8.1
Bond Index $ 77,090,949 $ 642,647,182 $ 719,738,131
8.2
Core Bond 351,861,627 597,763,200 949,624,827
8.3
Core Impact Bond 320,958,745 405,670,393 726,629,138
8.4
Core Plus Bond 169,248,056 341,363,102 510,611,158
8.5
5–15 Year Laddered Tax Exempt Bond 896,086 16,465,983 17,362,069
8.6
Green Bond 1,584,367 5,372,880 6,957,247
8.7
High Yield 82,815,929 389,798,586 472,614,515
8.9
Short Duration Impact Bond 692,699 43,374 736,073
9.01
Short Term Bond – 39,120,253 39,120,253
9.1
Short Term Bond Index 9,095,102 39,217,823 48,312,925
9.2
Money Market – – –

Notes to Financial Statements
(continued)

As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service
Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services
Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The management fee schedule for each Fund, other than Bond Index, Short Term Bond Index and Money Market, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex –level fee rate
(0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen
Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States.
Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life
Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds
Fund Utilized
8.1
Bond Index $–
8.2
Core Bond –
8.3
Core Impact Bond 1,549,121
8.4
Core Plus Bond –
8.5
5–15 Year Laddered Tax Exempt Bond –
8.6
Green Bond –
8.7
High Yield –
8.9
Short Duration Impact Bond –
9.01
Short Term Bond 3,183,112
9.1
Short Term Bond Index 9,393,767
9.2
Money Market –
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by
Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts
(after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
The Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap, for certain Funds, through July 31, 2028. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Fund
Complex-Level Fee
8.1
Bond Index —%
8.2
Core Bond 0.1592%
8.3
Core Impact Bond 0.1592%
8.4
Core Plus Bond 0.1592%
8.5
5–15 Year Laddered Tax Exempt Bond 0.1592%
8.6
Green Bond 0.1592%
8.7
High Yield 0.1592%
8.9
Short Duration Impact Bond 0.1592%
9.01
Short Term Bond 0.1592%
9.1
Short Term Bond Index —%
9.2
Money Market —%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.1
Bond Index 0.060% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
8.2
Core Bond* 0.090%—0.140% 0.700 0.500 0.500 0.350 0.600 0.350
8.3
Core Impact Bond* 0.140%—0.190% 0.750 0.550 0.550 0.400 0.650 –
8.4
Core Plus Bond* 0.090%—0.140% 0.700 0.500 0.500 0.350 0.600 0.350
8.5
5–15 Year Laddered Tax Exempt Bond* 0.040%—0.090% 0.650 0.450 – 0.300 – –
8.6
Green Bond* 0.190%—0.240% 0.800 0.600 0.600 0.450 0.700 –
8.7
High Yield* 0.140%—0.190% 0.750 0.550 0.550 0.400 0.650 0.400
8.9
Short Duration Impact Bond* 0.090%—0.140% 0.700 0.500 0.500 0.350 0.600 –
9.01
Short Term Bond* 0.040%—0.090% 0.650 0.450 0.450 0.300 0.550 0.300
9.1
Short Term Bond Index 0.050% 0.450 0.250 0.250 0.100 0.350 0.100
9.2
Money Market 0.100% 0.500 0.300 0.300 0.150 0.400 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2026. The reimbursement arrangements can only be changed with the approval of the Board.
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.6
Green Bond* 0.190%—0.240% 0.770% 0.570% 0.570% 0.420% 0.670% – %
8.9
Short Duration Impact Bond* 0.090%—0.140% 0.690 0.490 0.490 0.340 0.590 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(continued)

The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the
Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’
management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen
ETFs and may only be amended with approval of the Board. See Affiliated Investments in these Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares: The following is the percentage of the Funds’ shares owned by TIAA as of the end of the current fiscal period:
Fund
Commission
Advances (Unaudited)
8.1
Bond Index $ —
8.2
Core Bond —
8.3
Core Impact Bond —
8.4
Core Plus Bond —
8.5
5–15 Year Laddered Tax Exempt Bond —
8.6
Green Bond —
8.7
High Yield —
8.9
Short Duration Impact Bond —
9.01
Short Term Bond 6,543
9.1
Short Term Bond Index —
9.2
Money Market —
Fund
CDSC
Retained (Unaudited)
Bond Index $ —
Core Bond —
Core Impact Bond —
Core Plus Bond —
5–15 Year Laddered Tax Exempt Bond —
Green Bond —
High Yield 77
Short Duration Impact Bond —
Short Term Bond —
Short Term Bond Index —
Money Market 1,268

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the
SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.
nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787. Information regarding transactions with affiliated companies is as follows:
9. Borrowing Arrangements
Line of Credit: The Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
Underlying Fund TIAA
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 54% – % – % 1% 55%
8.2
Core Bond – 28 – – – – 28
8.4
Core Plus Bond – 48 – 9 8 2 67
8.6
Green Bond 37 – – – – 2 39
8.7
High Yield – 28 – – – 9 37
9.01
Short Term Bond – 54 – 5 – 2 61
9.1
Short Term Bond Index – – 61 – – – 61
9.2
Money Market – – – – – 4 4
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
3/31/26
Value at
3/31/26
Dividend
Income
Core Bond
Investment companies
Nuveen Securitized Income ETF $ – $ 59,780,775 $ – $ – $ 68,757 2,377,000 $ 59,849,532 $ 916,895
Nuveen Ultra Short Income ETF 100,365,135 – – – (138,790) 3,965,434 100,226,345 4,431,372
Total $100,365,135 59,780,775 – – (70,033) 6,342,434 $160,075,877 5,348,267
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
3/31/26
Value at
3/31/26
Dividend
Income
Core Plus Bond
Investment companies
Nuveen Securitized Income ETF $ – $ 59,789,165 $ – $ – $ 60,367 2,377,000 $ 59,849,532 $ 910,536
Nuveen Ultra Short Income ETF(a) 50,182,542 – – – (69,395) 1,982,716 50,113,147 2,215,685
Total $50,182,542 59,789,165 – – (9,028) 4,359,716 $109,962,679 3,126,221
(a) Security on loan

Notes to Financial Statements
(continued)

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and
Liabilities.
Fund
Maximum
Outstanding
Balance
Bond Index
$ —
Core Bond
—
Core Impact Bond
—
Core Plus Bond
—
5–15 Year Laddered Tax Exempt Bond
—
Green Bond
—
High Yield
84,829
Short Duration Impact Bond
—
Short Term Bond
—
Short Term Bond Index
—
Money Market
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Bond Index
— $ — — %
Core Bond
— — —
Core Impact Bond
— — —
Core Plus Bond
— — —
5–15 Year Laddered Tax Exempt Bond
— — —
Green Bond
— — —
High Yield
1 84,829 5.53
Short Duration Impact Bond
— — —
Short Term Bond
— — —
Short Term Bond Index
— — —
Money Market
— — —

Important Tax Information

(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
8.1
Bond Index $ –
8.2
Core Bond –
8.3
Core Impact Bond –
8.4
Core Plus Bond –
8.5
5–15 Year Laddered Tax Exempt Bond –
8.6
Green Bond –
8.7
High Yield –
8.9
Short Duration Impact Bond –
9.01
Short Term Bond –
9.1
Short Term Bond Index –
9.2
Money Market 74
Fund Percentage
8.1
Bond Index — %
8.2
Core Bond 0.1
8.3
Core Impact Bond —
8.4
Core Plus Bond 0.1
8.5
5–15 Year Laddered Tax Exempt Bond —
8.6
Green Bond —
8.7
High Yield —
8.9
Short Duration Impact Bond —
9.01
Short Term Bond —
9.1
Short Term Bond Index —
9.2
Money Market —
Fund Percentage
8.1
Bond Index — %
8.2
Core Bond 0.1
8.3
Core Impact Bond 0.9
8.4
Core Plus Bond 0.1
8.5
5–15 Year Laddered Tax Exempt Bond —
8.6
Green Bond 0.8
8.7
High Yield —
8.9
Short Duration Impact Bond —
9.01
Short Term Bond —
9.1
Short Term Bond Index —
9.2
Money Market —

Important Tax Information
(continued)

Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
8.1
Bond Index 99.2% 63.8%
8.2
Core Bond 66.9 100.0
8.3
Core Impact Bond 66.3 100.0
8.4
Core Plus Bond 59.2 100.0
8.5
5–15 Year Laddered Tax Exempt Bond — —
8.6
Green Bond 62.7 100.0
8.7
High Yield 89.7 66.8
8.9
Short Duration Impact Bond 65.0 70.2
9.01
Short Term Bond 86.5 85.7
9.1
Short Term Bond Index 89.3 92.7
9.2
Money Market 99.6 100.0
Fund Percentage
8.1
Bond Index 98.5%
8.2
Core Bond 92.0
8.3
Core Impact Bond 87.1
8.4
Core Plus Bond 95.2
8.5
5–15 Year Laddered Tax Exempt Bond –
8.6
Green Bond 87.4
8.7
High Yield 95.9
8.9
Short Duration Impact Bond 85.1
9.01
Short Term Bond 97.0
9.1
Short Term Bond Index 99.9
9.2
Money Market 100.0

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: June 5, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 5, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: June 5, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)